UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—October 31, 2022

Item 1: Reports to Shareholders

Annual Report   |   October 31, 2022
Vanguard International Stock Index Funds
Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
European Stock Index Fund	4
Pacific Stock Index Fund	42
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2022, returns for Vanguard European Stock Index Fund ranged from –24.66% for Investor Shares to –24.53% for Institutional and Institutional Plus Shares. Returns for Vanguard Pacific Stock Index Fund ranged from –25.08% for Investor Shares to –24.96% for Institutional Shares.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by many central banks to bring inflation back in check and increased fears of a recession.
•	The United Kingdom hurt returns the most for the European fund, followed by Germany and France. Among sectors, industrials, consumer discretionary, financials, and technology detracted most.
•	For the Pacific fund, Japan, which represents more than half the index, hurt returns the most. Among sectors, industrials, consumer discretionary, technology, and financials were the largest detractors.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$871.20	$1.32
FTSE Europe ETF Shares	1,000.00	871.90	0.66
Admiral™ Shares	1,000.00	871.90	0.75
Institutional Shares	1,000.00	872.00	0.66
Institutional Plus Shares	1,000.00	872.00	0.61
Pacific Stock Index Fund
Investor Shares	$1,000.00	$863.20	$1.08
FTSE Pacific ETF Shares	1,000.00	863.40	0.38
Admiral Shares	1,000.00	863.30	0.47
Institutional Shares	1,000.00	863.70	0.38
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.79	$1.43
FTSE Europe ETF Shares	1,000.00	1,024.50	0.71
Admiral Shares	1,000.00	1,024.40	0.82
Institutional Shares	1,000.00	1,024.50	0.71
Institutional Plus Shares	1,000.00	1,024.55	0.66
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
FTSE Pacific ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.28% for Investor Shares, 0.14% for FTSE Europe ETF Shares, 0.16% for Admiral Shares, 0.14% for Institutional Shares, and 0.13% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

European Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
European Stock Index Fund Investor Shares	-24.66%	-0.16%	4.04%	$14,860
Spliced European Stock Index	-24.55	0.02	4.23	15,132
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336
Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Europe ETF Shares Net Asset Value	-24.54%	-0.01%	4.20%	$15,094
FTSE Europe ETF Shares Market Price	-24.63	0.02	4.21	15,102
Spliced European Stock Index	-24.55	0.02	4.23	15,132
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336

See Financial Highlights for dividend and capital gains information.
4

European Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
European Stock Index Fund Admiral Shares	-24.56%	-0.03%	4.19%	$15,069
Spliced European Stock Index	-24.55	0.02	4.23	15,132
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
European Stock Index Fund Institutional Shares	-24.53%	-0.01%	4.21%	$7,552,310
Spliced European Stock Index	-24.55	0.02	4.23	7,565,917
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	7,167,958

	One Year	Five Years	Since Inception (12/5/2014)	Final Value of a $100,000,000 Investment
European Stock Index Fund Institutional Plus Shares	-24.53%	0.01%	1.97%	$116,701,740
Spliced European Stock Index	-24.55	0.02	1.96	116,537,270
FTSE Global All Cap ex US Index	-24.65	-0.30	2.18	118,600,370
“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.
Cumulative Returns of ETF Shares: October 31, 2012, Through October 31, 2022
	One Year	Five Years	Ten Years
FTSE Europe ETF Shares Market Price	-24.63%	0.08%	51.02%
FTSE Europe ETF Shares Net Asset Value	-24.54	-0.05	50.94
Spliced European Stock Index	-24.55	0.09	51.32
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

European Stock Index Fund
Fund Allocation
As of October 31, 2022
United Kingdom	25.5%
France	16.4
Switzerland	15.1
Germany	12.0
Netherlands	6.3
Sweden	5.5
Denmark	4.2
Italy	4.0
Spain	3.8
Finland	2.2
Belgium	1.7
Norway	1.6
Other	1.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

European Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Austria (0.5%)
	Erste Group Bank AG	615,633	15,172
	OMV AG	266,608	12,276
	Verbund AG	124,495	9,752
[1]	BAWAG Group AG	163,112	7,874
	ANDRITZ AG	130,967	6,087
	Wienerberger AG	218,167	4,987
	voestalpine AG	214,949	4,667
	Raiffeisen Bank International AG	242,077	3,367
	CA Immobilien Anlagen AG	79,385	2,507
	Mayr Melnhof Karton AG	16,469	2,344
[2]	Oesterreichische Post AG	62,933	1,791
	Vienna Insurance Group AG Wiener Versicherung Gruppe	69,749	1,560
	Telekom Austria AG Class A	250,301	1,455
	AT&S Austria Technologie & Systemtechnik AG	47,014	1,452
	UNIQA Insurance Group AG	205,907	1,334
[2]	Lenzing AG	25,201	1,206
	EVN AG	66,775	1,111
	S IMMO AG (XWBO)	48,566	1,092
	Schoeller-Bleckmann Oilfield Equipment AG	19,660	1,081
	Strabag SE (Bearer)	27,589	1,059
*	DO & CO AG	12,783	1,005
	IMMOFINANZ AG	60,319	711
*	Flughafen Wien AG	19,049	621
	Palfinger AG	18,146	419
	Agrana Beteiligungs AG	23,831	323
	Porr AG	21,040	217
*,3	S IMMO AG Rights Exp. 8/11/23	49,473	—
			85,470
Belgium (1.7%)
	Anheuser-Busch InBev SA	1,625,115	81,289
*	Argenx SE	103,705	40,264
		Shares	Market Value• ($000)
	KBC Group NV	516,721	25,896
	UCB SA	226,986	17,107
	Groupe Bruxelles Lambert SA	187,266	13,806
	Umicore SA	385,796	12,718
	Ageas SA	345,069	11,946
	Solvay SA	131,117	11,832
	Elia Group SA	70,774	8,948
	D'ieteren Group	42,848	7,131
	Warehouses De Pauw CVA	267,479	6,865
	Ackermans & van Haaren NV	41,920	5,840
	Aedifica SA	74,849	5,708
	Sofina SA	28,784	5,613
	Cofinimmo SA	60,571	5,023
	Lotus Bakeries NV	760	4,227
	Euronav NV	230,832	4,024
	Barco NV	130,164	2,810
	Proximus SADP	265,408	2,782
	Melexis NV	37,340	2,568
	KBC Ancora	67,571	2,402
	Etablissements Franz Colruyt NV	93,509	2,254
	Shurgard Self Storage SA	46,639	2,031
	Bekaert SA	65,530	1,826
	Montea NV	24,899	1,698
	Gimv NV	37,632	1,607
*	Tessenderlo Group SA	49,351	1,496
*	Dredging Environmental & Marine Engineering NV	12,655	1,410
	Fagron	106,741	1,329
	Telenet Group Holding NV	84,768	1,292
	Retail Estates NV	20,643	1,216
	Xior Student Housing NV	41,942	1,178
	VGP NV	15,029	1,140
*	Kinepolis Group NV	24,421	921
	bpost SA	181,433	897
*	Ontex Group NV	150,670	889
*	AGFA-Gevaert NV	252,750	764
	Econocom Group SA NV	215,955	587
*	Orange Belgium SA	27,225	461
	Van de Velde NV	11,661	368
7

European Stock Index Fund
		Shares	Market Value• ($000)
*,2	Mithra Pharmaceuticals SA	47,768	308
	Wereldhave Belgium Comm VA	5,568	268
*	Cie d'Entreprises CFE	11,991	127
			302,866
Denmark (4.1%)
	Novo Nordisk A/S Class B	2,940,291	319,701
	DSV A/S	352,106	47,579
*	Genmab A/S	123,174	47,447
	Vestas Wind Systems A/S	1,891,664	37,292
[1]	Orsted A/S	354,585	29,255
	Coloplast A/S Class B	249,970	27,864
	Carlsberg A/S Class B	174,535	20,551
	AP Moller - Maersk A/S Class B	9,685	20,234
	Danske Bank A/S	1,236,855	19,952
	Novozymes A/S Class B	373,435	19,602
	Tryg A/S	672,908	14,554
	AP Moller - Maersk A/S Class A	5,532	11,068
	Chr Hansen Holding A/S	193,150	10,728
	Pandora A/S	166,592	8,763
*	ISS A/S	345,845	6,351
	Ringkjoebing Landbobank A/S	52,779	5,740
*	Jyske Bank A/S (Registered)	98,277	5,304
	Royal Unibrew A/S	92,826	5,303
	GN Store Nord A/S	238,538	5,069
*	Demant A/S	183,435	5,009
	SimCorp A/S	74,506	4,449
*	Bavarian Nordic A/S	132,021	4,201
*	ALK-Abello A/S	244,204	4,038
*	NKT A/S	80,863	4,036
	Topdanmark A/S	79,879	3,687
	Ambu A/S Class B	323,418	3,617
	Sydbank A/S	107,423	3,271
	Chemometec A/S	29,293	2,761
	FLSmidth & Co. A/S	107,934	2,495
	ROCKWOOL International A/S Class B	11,763	2,343
	D/S Norden A/S	45,069	2,332
*	Zealand Pharma A/S	87,348	2,250
	Alm Brand A/S	1,618,731	2,212
*,1	Netcompany Group A/S	62,268	2,135
	Spar Nord Bank A/S	153,265	1,856
[1]	Scandinavian Tobacco Group A/S Class A	107,042	1,793
	H Lundbeck A/S	475,282	1,778
	Dfds A/S	56,700	1,721
	Schouw & Co. A/S	23,235	1,474
	Torm plc Class A	54,537	1,459
*	Nilfisk Holding A/S	52,393	975
*	NTG Nordic Transport Group A/S Class A	29,627	961
		Shares	Market Value• ($000)
*	H Lundbeck A/S Class A	83,034	282
			723,492
Finland (2.1%)
	Nordea Bank Abp	5,654,691	54,016
	Nokia OYJ	10,602,724	47,118
	Sampo OYJ Class A	920,627	42,098
	Neste OYJ	783,297	34,331
	UPM-Kymmene OYJ	1,002,085	33,687
	Kone OYJ Class B	737,974	30,217
	Stora Enso OYJ Class R	1,079,526	14,076
	Elisa OYJ	269,970	13,047
	Fortum OYJ	810,901	11,413
	Nordea Bank Abp (XHEL)	1,094,762	10,462
	Kesko OYJ Class B	507,282	9,872
	Orion OYJ Class B	195,837	9,012
	Metso Outotec OYJ	1,140,166	8,653
	Valmet OYJ	313,402	7,128
	Huhtamaki OYJ	173,663	6,241
	Wartsila OYJ Abp	910,344	6,206
	Kojamo OYJ	368,036	4,790
	Cargotec OYJ Class B	91,994	3,460
	Konecranes OYJ Class A	134,987	3,396
	TietoEVRY OYJ (XHEL)	124,790	2,975
	Nokian Renkaat OYJ	254,737	2,873
	Outokumpu OYJ	632,980	2,540
	Metsa Board OYJ	326,895	2,459
	Kemira OYJ	169,883	2,243
	Revenio Group OYJ	43,630	1,623
	Sanoma OYJ	136,116	1,593
*,2	QT Group OYJ	35,846	1,531
	Uponor OYJ	100,994	1,341
	Tokmanni Group Corp.	90,139	1,090
	TietoEVRY OYJ	38,768	923
[1]	Terveystalo OYJ	142,719	883
	Citycon OYJ	134,885	840
	YIT OYJ	307,524	771
*	F-Secure OYJ	204,280	578
*,2	Finnair OYJ	1,125,577	477
	Oriola OYJ Class B	260,147	472
	Raisio OYJ Class V	239,697	464
*	WithSecure OYJ	221,088	358
*,3	Ahlstrom-Munksjo OYJ Rights	19,422	342
			375,599
France (16.3%)
	LVMH Moet Hennessy Louis Vuitton SE	468,347	295,524
	TotalEnergies SE	4,449,082	242,712
	Sanofi	2,047,383	176,193
	Schneider Electric SE	999,101	126,343
	Airbus SE	1,048,470	113,448
	L'Oreal SA Loyalty Shares	333,079	104,588
	Air Liquide SA Loyalty Shares	725,242	94,872
	BNP Paribas SA	2,010,801	94,294
	EssilorLuxottica SA	559,476	88,469
	Vinci SA	933,873	85,951
	AXA SA	3,474,905	85,812

8

European Stock Index Fund
		Shares	Market Value• ($000)
	Hermes International	58,205	75,340
	Safran SA	654,985	72,946
	Pernod Ricard SA	384,789	67,535
	Kering SA	137,007	62,744
	Danone SA	1,145,860	56,949
	Capgemini SE	300,935	49,320
	Dassault Systemes SE	1,255,670	42,089
	Legrand SA	503,191	38,346
	STMicroelectronics NV	1,190,349	37,013
	L'Oreal SA (XPAR)	115,706	36,332
	Cie de Saint-Gobain	861,802	35,231
	Orange SA	3,603,132	34,330
	Cie Generale des Etablissements Michelin SCA	1,317,287	33,570
	Societe Generale SA	1,425,035	32,686
	Teleperformance	109,279	29,279
	Engie SA Loyalty Shares	2,216,318	28,797
	Air Liquide SA (XPAR)	205,930	26,938
	Veolia Environnement SA	1,172,476	26,165
	Thales SA	188,776	24,009
	Edenred	467,023	23,943
	Publicis Groupe SA	426,532	23,888
	Credit Agricole SA	2,275,789	20,650
*,1	Worldline SA	459,183	20,042
	Carrefour SA	1,112,394	17,905
	Eurofins Scientific SE	229,812	14,711
	Sartorius Stedim Biotech	45,106	14,314
	Getlink SE	858,108	13,579
	Bureau Veritas SA	536,180	13,265
	Eiffage SA	138,410	12,515
	Alstom SA	568,734	11,705
	Bouygues SA	396,836	11,322
*	Renault SA	360,546	11,101
	Vivendi SE	1,307,526	10,702
	EDF Loyalty Shares 2024	874,704	10,330
	Engie SA (XPAR)	779,615	10,130
[1]	Euronext NV	152,768	9,696
	Arkema SA	121,089	9,583
	Bollore SE	1,858,606	9,296
	Sodexo SA ACT Loyalty Shares	103,308	9,151
	Gecina SA	97,306	8,675
*	Accor SA	343,848	8,239
	Rexel SA	449,984	8,030
	Valeo	455,220	7,499
*	Aeroports de Paris	53,478	7,232
	Remy Cointreau SA	47,002	7,188
	BioMerieux	81,090	7,175
	Klepierre SA	350,750	7,049
	Gaztransport Et Technigaz SA	58,273	6,779
	Ipsen SA	64,316	6,610
	Dassault Aviation SA	43,939	6,526
	Alten SA	54,248	6,338
*	SOITEC	46,557	5,961
	SPIE SA	238,799	5,586
[1]	La Francaise des Jeux SAEM	162,254	5,288
	Nexans SA	55,641	5,196
[1]	Amundi SA	106,820	5,040
	Covivio	94,048	5,035
		Shares	Market Value• ($000)
	SES SA Class A GDR	707,748	5,020
	Elis SA (XPAR)	425,305	4,871
*	Ubisoft Entertainment SA	176,436	4,841
	L'Oreal SA	14,264	4,479
	SCOR SE	281,025	4,226
	Technip Energies NV	324,805	4,193
	Rubis SCA	177,062	4,021
	Wendel SE	50,593	3,962
	Air Liquide SA	29,404	3,846
	Sodexo SA (XPAR)	41,694	3,693
	Electricite de France SA (XPAR)	311,404	3,678
[1]	Verallia SA	128,581	3,643
	Sopra Steria Group SACA	27,006	3,575
*,2	Faurecia SE (XPAR)	238,696	3,564
	IPSOS	73,419	3,554
	Eutelsat Communications SA	342,828	3,441
*	Vallourec SA	284,706	3,029
	Eurazeo SA	52,757	3,011
	Imerys SA	73,178	2,995
[1]	Neoen SA (XPAR)	82,019	2,861
*,2	Air France-KLM	2,124,909	2,794
	Societe BIC SA	46,798	2,687
	SEB SA Loyalty Shares	39,824	2,593
	ICADE	60,743	2,260
	Coface SA	200,543	2,232
	Virbac SA	8,065	1,976
	Rothschild & Co.	51,130	1,813
*,2	Atos SE	178,456	1,741
*	JCDecaux SA	137,027	1,730
	Sodexo SA	19,189	1,700
[1]	ALD SA	153,890	1,642
	Engie SA	126,028	1,638
	Nexity SA	80,248	1,607
	Interparfums SA	33,082	1,595
	Trigano SA	15,340	1,570
	Eurazeo SE	27,330	1,560
*	Euroapi SA	88,023	1,540
	Somfy SA	14,400	1,534
	Carmila SA	104,931	1,468
	Cie Plastic Omnium SA	103,185	1,446
	Television Francaise 1	201,502	1,279
	Metropole Television SA	121,093	1,252
*	ID Logistics Group	4,481	1,204
	Eramet SA	17,921	1,174
*	CGG SA	1,315,808	1,118
	Korian SA	117,891	1,114
	Antin Infrastructure Partners SA	49,936	1,086
*	SES-imagotag SA	9,276	1,053
	Mercialys SA	118,432	1,026
*	Valneva SE	150,967	1,021
	Altarea SCA	7,462	994
*	Voltalia SA (Registered)	51,805	987
	Fnac Darty SA	31,874	985
	Quadient SA	64,174	903
	SEB SA (XPAR)	13,801	898
	Mersen SA	27,389	886
	Cie de L'Odet SE	740	884

9

European Stock Index Fund
		Shares	Market Value• ($000)
*	Faurecia SE	55,022	820
	PEUGEOT Investment	9,788	806
	Derichebourg SA	183,967	803
[1]	Maisons du Monde SA	78,069	765
	Beneteau SA	68,854	763
*,2	Orpea SA	91,311	741
*,2	Casino Guichard Perrachon SA	75,664	728
	Eurazeo SE (XPAR)	12,115	691
	Vicat SA	28,579	655
	Vetoquinol SA	7,230	601
*,2	OVH Groupe SAS	42,204	548
*,1,2	X-Fab Silicon Foundries SE	97,826	506
	Lagardere SA	27,978	489
	Pharmagest Interactive	6,847	481
	Manitou BF SA	23,533	480
*,1	Elior Group SA	211,396	469
*,1	SMCP SA	73,776	464
	Vilmorin & Cie SA	10,448	463
	Etablissements Maurel et Prom SA	100,706	453
	Lisi	21,296	421
	Jacquet Metals SACA	26,881	418
*	GL Events	25,678	399
	Bonduelle SCA	26,435	307
*,2	Solutions 30 SE	156,127	301
	Boiron SA	5,440	248
*	Believe SA	26,186	240
	AKWEL	14,967	217
	Guerbet	11,712	201
	Tarkett SA	14,019	169
*,1,2	Aramis Group SAS	36,824	169
	Seb SA	2,385	155
	Lisi (XPAR)	5,564	110
	Lisi SA Prime De Fidelite	3,373	67
			2,861,740
Germany (11.9%)
	SAP SE	2,085,560	200,741
	Siemens AG (Registered)	1,419,453	155,017
	Allianz SE (Registered)	765,474	137,712
	Deutsche Telekom AG (Registered)	6,363,189	120,108
	Bayer AG (Registered)	1,848,745	97,209
	Mercedes-Benz Group AG	1,580,670	91,492
	BASF SE	1,721,717	77,255
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	263,573	69,577
	Deutsche Post AG (Registered)	1,820,141	64,342
	Infineon Technologies AG	2,449,452	59,437
	Deutsche Boerse AG	345,534	56,191
	Volkswagen AG Preference Shares	372,364	47,663
		Shares	Market Value• ($000)
	Bayerische Motoren Werke AG	602,689	47,306
	RWE AG	1,184,928	45,614
	Merck KGaA	242,984	39,598
	Deutsche Bank AG (Registered)	3,810,736	36,323
	E.ON SE	4,163,281	34,863
	Vonovia SE	1,499,063	33,145
	adidas AG	315,352	30,783
	Symrise AG Class A	244,969	25,005
[1]	Siemens Healthineers AG	520,782	23,858
*	Daimler Truck Holding AG	791,074	21,100
	Henkel AG & Co. KGaA Preference Shares	319,153	20,106
	Hannover Rueck SE	112,884	18,369
	Beiersdorf AG	187,383	17,988
	MTU Aero Engines AG	100,455	17,977
	QIAGEN NV	416,018	17,965
	Fresenius SE & Co. KGaA	767,627	17,666
	Brenntag SE	291,010	17,657
	Sartorius AG Preference Shares	46,443	16,375
*	Commerzbank AG	1,956,179	15,629
	Rheinmetall AG	81,649	13,272
	HeidelbergCement AG	272,032	12,510
*,1	Delivery Hero SE	358,719	11,805
[1]	Covestro AG	332,950	11,302
	Henkel AG & Co. KGaA	188,657	11,075
	GEA Group AG	307,690	10,755
	Fresenius Medical Care AG & Co. KGaA	381,649	10,557
	Continental AG	203,466	10,539
[2]	Volkswagen AG	59,001	10,085
*,1	Zalando SE	414,603	9,556
[2]	Siemens Energy AG	806,875	9,406
	LEG Immobilien SE (XETR)	139,620	9,115
	Bayerische Motoren Werke AG Preference Shares	113,379	8,361
[2]	Carl Zeiss Meditec AG (Bearer)	68,795	8,327
	Puma SE	186,924	8,264
	K+S AG (Registered)	359,943	7,947
*	Deutsche Lufthansa AG (Registered)	1,112,677	7,607
[1]	Scout24 SE	146,781	7,522
	Evonik Industries AG	357,956	6,594
*	HelloFresh SE	306,877	6,134
*	Evotec SE	294,568	5,618
	Knorr-Bremse AG	123,989	5,582
	LANXESS AG	162,712	5,503
	Bechtle AG	155,001	5,355
*	CTS Eventim AG & Co. KGaA	110,489	5,274
	Rational AG	8,878	5,005
[2]	Vantage Towers AG	174,266	4,901
	HUGO BOSS AG	106,346	4,898
	AIXTRON SE	199,263	4,897
*	thyssenkrupp AG	924,950	4,869

10

European Stock Index Fund
		Shares	Market Value• ($000)
	Nemetschek SE	101,194	4,825
	Freenet AG	222,687	4,377
	Aurubis AG	65,716	4,147
	Aroundtown SA	2,022,363	4,009
	United Internet AG (Registered)	204,184	3,817
	Encavis AG	203,607	3,791
	Talanx AG	100,065	3,758
	FUCHS PETROLUB SE Preference Shares	129,821	3,718
	Telefonica Deutschland Holding AG	1,690,592	3,684
	Gerresheimer AG	59,215	3,392
	Hella GmbH & Co. KGaA	42,916	3,350
*	Aareal Bank AG	105,444	3,334
	Wacker Chemie AG	28,415	3,308
	KION Group AG	145,999	3,237
	VERBIO Vereinigte BioEnergie AG	37,366	2,944
	Sixt SE	30,345	2,846
	PNE AG	144,518	2,751
*,1	TeamViewer AG	276,462	2,655
[1]	Befesa SA	75,037	2,606
*	Fraport AG Frankfurt Airport Services Worldwide	67,510	2,601
	Krones AG	27,522	2,549
	Stabilus SE	46,267	2,538
	RTL Group SA	72,893	2,474
	Duerr AG	93,170	2,463
	Siltronic AG	39,236	2,440
	Hensoldt AG	98,756	2,320
*	Nordex SE	234,809	2,189
	Jenoptik AG	96,464	2,115
	HOCHTIEF AG	39,644	2,106
	ProSiebenSat.1 Media SE	308,433	2,096
	Software AG	93,541	2,046
	Stroeer SE & Co. KGaA	47,379	1,932
	Synlab AG	148,234	1,909
*	METRO AG	248,435	1,895
	Deutsche Wohnen SE	90,878	1,833
*	Vitesco Technologies Group AG Class A	33,873	1,813
	Suedzucker AG	142,004	1,810
	TAG Immobilien AG	282,812	1,771
[1]	Deutsche Pfandbriefbank AG	235,750	1,756
	Pfeiffer Vacuum Technology AG	12,339	1,743
	Grand City Properties SA	178,486	1,736
[1]	DWS Group GmbH & Co. KGaA	63,408	1,714
	Salzgitter AG	71,168	1,591
	FUCHS PETROLUB SE	63,883	1,540
	CANCOM SE	61,660	1,524
	Fielmann AG	46,269	1,474
	Bilfinger SE	52,983	1,474
*,2	Nagarro SE	14,736	1,466
		Shares	Market Value• ($000)
	CompuGroup Medical SE & Co. KGaA	45,303	1,431
*	flatexDEGIRO AG	153,499	1,342
*	SUSE SA	74,275	1,312
[2]	S&T AG	87,089	1,261
	Sixt SE Preference Shares	21,587	1,257
*	MorphoSys AG	64,236	1,216
	Traton SE	97,138	1,211
	Dermapharm Holding SE	31,834	1,210
	Sartorius AG	4,102	1,209
*,1	Auto1 Group SE	174,721	1,175
	1&1 AG	87,562	1,154
	BayWa AG	25,230	1,139
	KWS Saat SE & Co. KGaA	19,506	1,132
	STRATEC SE	12,903	1,082
	Eckert & Ziegler Strahlen- und Medizintechnik AG	27,270	1,078
	Kloeckner & Co. SE Preference Shares	133,250	1,044
	GFT Technologies SE	31,921	1,041
	Energiekontor AG	11,674	1,037
	Hornbach Holding AG & Co. KGaA	14,991	1,022
	GRENKE AG	48,252	984
	Norma Group SE	61,387	973
	Deutz AG	243,742	920
	Atoss Software AG	7,270	885
	Draegerwerk AG & Co. KGaA Preference Shares	21,054	847
	Takkt AG	63,846	827
*,2	SMA Solar Technology AG	16,458	796
	Indus Holding AG	38,880	767
	Washtec AG	20,075	754
*	Hypoport SE	7,572	740
[2]	Varta AG	27,224	730
	Wacker Neuson SE	45,275	714
	Deutsche Beteiligungs AG	27,190	689
	DIC Asset AG	97,454	672
	Adesso SE	6,736	667
	New Work SE	5,300	664
*,2	SGL Carbon SE	92,390	655
	PATRIZIA AG	80,218	589
	Basler AG	21,585	586
	Vossloh AG	16,170	580
[2]	CECONOMY AG	353,825	576
	CropEnergies AG	35,670	569
*,1,2	Shop Apotheke Europe NV	13,670	566
	Hamburger Hafen und Logistik AG	45,939	538
	Secunet Security Networks AG	2,406	528
	Wuestenrot & Wuerttembergische AG	36,518	515
[2]	Uniper SE	163,366	489
[1]	Instone Real Estate Group SE	63,505	462
[2]	Deutsche EuroShop AG (XETR)	19,474	417

11

European Stock Index Fund
		Shares	Market Value• ($000)
	ElringKlinger AG	55,903	400
[2]	Kuka AG	4,102	339
*	Global Fashion Group SA	199,653	336
*,2	About You Holding SE	63,274	309
	Bertrandt AG	9,612	286
*,1,2	ADLER Group SA	189,547	281
*,2	Aareal Bank AG (XETR)	5,344	174
			2,084,350
Ireland (0.4%)
	Kerry Group plc Class A	289,534	25,148
	Kingspan Group plc	284,272	14,332
	Bank of Ireland Group plc	1,714,770	12,347
	AIB Group plc	1,693,273	4,899
	Glanbia plc (XDUB)	348,710	4,027
*	Dalata Hotel Group plc	426,346	1,368
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			62,121
Italy (4.0%)
	Enel SpA	14,596,542	65,208
	Eni SpA	4,587,868	60,256
	Intesa Sanpaolo SpA	31,237,236	59,555
	UniCredit SpA	3,689,230	45,751
	Ferrari NV	226,378	44,628
	Assicurazioni Generali SpA	2,595,073	38,945
	Stellantis NV	2,123,373	28,648
	CNH Industrial NV	1,870,311	24,196
	Stellantis NV (XNYS)	1,684,979	22,705
	Atlantia SpA	1,007,309	22,471
	Snam SpA (MTAA)	4,189,391	18,628
	Terna - Rete Elettrica Nazionale	2,650,616	17,578
	Moncler SpA	383,086	16,528
	Prysmian SpA	496,326	16,154
	FinecoBank Banca Fineco SpA	1,150,531	15,504
	Tenaris SA	874,585	13,688
*,1	Nexi SpA	1,423,178	12,304
	Mediobanca Banca di Credito Finanziario SpA	1,219,510	11,048
	Davide Campari-Milano NV	934,729	8,394
	Banco BPM SpA	2,569,978	7,776
[1]	Poste Italiane SpA	858,892	7,485
	Recordati Industria Chimica e Farmaceutica SpA	182,155	6,844
	Leonardo SpA	752,600	6,046
	Amplifon SpA	241,622	6,003
[1]	Infrastrutture Wireless Italiane SpA	658,044	5,808
	Interpump Group SpA	148,881	5,764
	DiaSorin SpA	41,773	5,461
*	Telecom Italia SpA	26,400,664	5,165
	Italgas SpA	917,536	4,727
	Reply SpA	42,531	4,626
	ERG SpA	124,246	3,897
	Unipol Gruppo SpA	902,299	3,883
		Shares	Market Value• ($000)
	Brunello Cucinelli SpA	62,707	3,635
	BPER Banca	1,954,166	3,616
	Hera SpA	1,476,014	3,517
[1]	Pirelli & C SpA	918,835	3,466
	Banca Mediolanum SpA	446,020	3,337
	Azimut Holding SpA	200,372	3,226
	A2A SpA	2,824,823	3,132
	Banca Generali SpA	104,514	3,124
	Brembo SpA	273,053	2,855
	Banca Popolare di Sondrio SpA	743,386	2,667
	Buzzi Unicem SpA	159,306	2,644
[1]	BFF Bank SpA	347,277	2,450
	De' Longhi SpA	132,346	2,283
*	Autogrill SpA	357,696	2,236
*	Iveco Group NV	373,445	2,018
	Salvatore Ferragamo SpA	126,552	1,860
	UnipolSai Assicurazioni SpA	815,087	1,838
	Iren SpA	1,222,343	1,817
[1]	Enav SpA	463,613	1,793
[1]	Carel Industries SpA	80,675	1,757
[1]	Technogym SpA	247,148	1,699
	Sesa SpA	13,778	1,492
	Tamburi Investment Partners SpA	190,474	1,339
*,2	Banca Monte dei Paschi di Siena SpA	705,746	1,332
[1]	Anima Holding SpA	427,881	1,325
	SOL SpA	69,672	1,253
*	Saras SpA	1,030,222	1,245
	El.En. SpA	99,100	1,212
	ACEA SpA	84,258	1,062
*	Telecom Italia SpA Savings Shares	5,108,491	977
[2]	Maire Tecnimont SpA	308,521	957
	Danieli & C Officine Meccaniche SpA Savings Shares	64,270	883
[2]	Webuild SpA (MTAA)	630,180	858
	Credito Emiliano SpA	143,006	848
[1]	RAI Way SpA	175,743	842
	Sanlorenzo SpA	26,121	838
	Piaggio & C SpA	320,118	822
	Tinexta SpA	37,733	760
	Zignago Vetro SpA	59,996	755
	Gruppo MutuiOnline SpA	32,444	718
*	Intercos SpA	72,137	718
*,1	GVS SpA	134,084	688
	MARR SpA	62,923	663
[1]	doValue SpA	111,681	643
	Italmobiliare SpA	22,924	586
*	CIR SpA-Compagnie Industriali	1,372,027	579
	Banca IFIS SpA	46,834	553
	Cementir Holding NV	89,672	522
*	Tod's SpA	15,352	479
*,2	Fincantieri SpA	928,435	472
	Salcef SpA	28,982	455
	Danieli & C Officine Meccaniche SpA	21,942	448
	Alerion Cleanpower SpA	12,215	434

12

European Stock Index Fund
		Shares	Market Value• ($000)
	Immobiliare Grande Distribuzione SIIQ SpA	138,980	400
	MFE-MediaForEurope NV Class A	1,092,249	383
	Arnoldo Mondadori Editore SpA	222,976	376
	Biesse SpA	29,449	355
	MFE-MediaForEurope NV Class B	606,315	303
*,2	Juventus Football Club SpA	1,043,925	285
	Datalogic SpA	35,409	269
	Rizzoli Corriere Della Sera Mediagroup SpA	191,366	129
*,2	Webuild SpA	61,413	15
			699,917
Netherlands (6.2%)
	ASML Holding NV	757,561	355,362
*,1	Adyen NV	55,302	78,949
	ING Groep NV	7,113,034	69,989
	Prosus NV	1,602,024	69,274
	Koninklijke Ahold Delhaize NV	1,903,236	53,078
	Wolters Kluwer NV	486,000	51,642
	Koninklijke DSM NV	326,536	38,411
	Heineken NV	447,502	37,382
	Universal Music Group NV	1,404,679	27,582
	NN Group NV	560,841	23,747
	ArcelorMittal SA	982,221	21,956
	Koninklijke Philips NV	1,666,309	21,137
	Akzo Nobel NV	332,727	20,541
	ASM International NV	86,398	19,113
	Koninklijke KPN NV	6,131,672	17,151
	Aegon NV	3,333,812	15,433
	IMCD NV	107,212	13,905
	Heineken Holding NV	198,734	13,560
	EXOR NV (XAMS)	190,297	12,788
	ASR Nederland NV	264,023	11,626
	Randstad NV	206,311	10,282
*,2	Unibail-Rodamco-Westfield	194,183	9,177
[1]	ABN AMRO Bank NV GDR	776,232	7,631
	BE Semiconductor Industries NV	148,513	7,569
	OCI NV	180,836	6,917
[1]	Signify NV	234,612	6,500
	Aalberts NV	179,851	6,239
*,1	Just Eat Takeaway.com NV	346,044	5,938
	Arcadis NV	134,226	4,555
	JDE Peet's NV	151,760	4,344
*	Galapagos NV	89,925	4,102
	Allfunds Group plc	642,592	4,041
	SBM Offshore NV	282,060	3,817
*,1	Intertrust NV	166,021	3,275
	Corbion NV	111,891	2,980
	TKH Group NV GDR	77,560	2,743
*	Fugro NV	209,823	2,725
*,1,2	Basic-Fit NV	99,433	2,504
	Koninklijke Vopak NV	121,973	2,492
*	InPost SA	382,830	2,440
		Shares	Market Value• ($000)
	APERAM SA	84,774	2,214
*,1	Alfen Beheer BV	20,691	2,195
	Eurocommercial Properties NV	96,754	2,128
	AMG Advanced Metallurgical Group NV	58,221	1,819
[1]	CTP NV	122,887	1,275
[1]	Flow Traders	49,314	1,187
	PostNL NV	696,993	1,091
	TomTom NV	127,980	1,000
*	Koninklijke BAM Groep NV	444,054	969
	Sligro Food Group NV	60,199	873
	Wereldhave NV	71,217	872
	NSI NV	35,464	848
	Majorel Group Luxembourg SA	41,035	840
	Vastned Retail NV	33,797	686
	Brunel International NV	44,248	408
*,2	Ebusco Holding NV	18,170	280
[1]	B&S Group Sarl	49,140	257
*	EXOR NV	3,248	218
			1,092,057
Norway (1.6%)
	Equinor ASA	1,762,279	64,206
	DNB Bank ASA	1,922,527	34,004
	Aker BP ASA (XOSL)	576,265	18,306
	Norsk Hydro ASA	2,515,448	15,964
	Yara International ASA	305,712	13,644
	Mowi ASA	831,621	12,413
	Telenor ASA	1,192,316	10,836
	Orkla ASA	1,430,656	9,650
	TOMRA Systems ASA	439,502	7,099
	Storebrand ASA	886,507	6,896
	Gjensidige Forsikring ASA	317,890	5,811
	Kongsberg Gruppen ASA	141,122	5,061
	Bakkafrost P/F	95,494	4,776
	Subsea 7 SA	428,184	4,272
*	Nordic Semiconductor ASA	292,855	4,134
*	Adevinta ASA	510,127	3,492
	Salmar ASA	102,414	3,472
	SpareBank 1 SR-Bank ASA	336,115	3,423
*,2	NEL ASA	2,765,493	3,380
	Aker ASA Class A	45,238	3,192
	Frontline Ltd.	235,184	2,939
	Schibsted ASA Class B	197,379	2,935
	TGS ASA	215,356	2,932
	SpareBank 1 SMN	244,645	2,641
	Var Energi ASA	766,235	2,604
	Borregaard ASA	184,013	2,474
	Leroy Seafood Group ASA	488,138	2,248
*,1	AutoStore Holdings Ltd.	1,085,639	2,052
	Schibsted ASA Class A	131,007	2,022
	Atea ASA	160,165	1,782
	Veidekke ASA	207,130	1,723

13

European Stock Index Fund
		Shares	Market Value• ($000)
	FLEX LNG Ltd.	53,668	1,667
[1]	Elkem ASA	500,646	1,663
	Aker Solutions ASA	434,192	1,658
[1]	Scatec ASA	226,546	1,605
	Wallenius Wilhelmsen ASA	195,572	1,390
*	Kahoot! ASA	626,237	1,335
	DNO ASA	1,010,120	1,314
*,1	Crayon Group Holding ASA	149,576	1,240
	Austevoll Seafood ASA	164,244	1,217
	Hafnia Ltd.	227,510	1,172
[1]	BW LPG Ltd.	141,774	1,147
	Bonheur ASA	37,738	1,074
	Stolt-Nielsen Ltd.	42,584	1,021
	MPC Container Ships ASA	627,171	989
[1]	Entra ASA	99,715	909
*	Aker Carbon Capture ASA	649,112	731
	Grieg Seafood ASA	105,355	730
	Sparebank 1 Oestlandet	53,776	581
*	Aker Horizons Holding ASA	442,280	556
*	Hexagon Composites ASA	219,903	505
	Arendals Fossekompani A/S	21,635	495
*	BW Energy Ltd.	150,571	379
	BW Offshore Ltd.	147,759	375
*	Norway Royal Salmon ASA	26,293	334
*	Borr Drilling Ltd.	1,519	7
			284,477
Poland (0.4%)
	Polski Koncern Naftowy ORLEN SA	783,186	8,994
	Powszechna Kasa Oszczednosci Bank Polski SA	1,598,238	8,709
*,1	Dino Polska SA	90,207	5,888
	Powszechny Zaklad Ubezpieczen SA	1,048,109	5,872
	KGHM Polska Miedz SA	255,726	5,113
	Bank Polska Kasa Opieki SA	295,881	4,849
	LPP SA	2,062	3,573
*,1,2	Allegro.eu SA	723,177	3,508
*	Polskie Gornictwo Naftowe i Gazownictwo SA	3,286,763	3,494
[2]	CD Projekt SA	122,334	3,251
	Santander Bank Polska SA	56,476	2,999
	KRUK SA	31,745	1,849
	Cyfrowy Polsat SA	454,579	1,702
	Orange Polska SA	1,253,105	1,580
	Asseco Poland SA	101,823	1,465
*,1	Pepco Group NV	200,423	1,408
*	mBank SA	24,282	1,359
*	Alior Bank SA	178,966	1,100
*	PGE Polska Grupa Energetyczna SA	948,515	1,081
*	Bank Millennium SA	1,089,812	993
		Shares	Market Value• ($000)
*	Jastrzebska Spolka Weglowa SA	99,450	862
	Bank Handlowy w Warszawie SA	61,875	801
*	Tauron Polska Energia SA	1,815,693	737
*,2	CCC SA	77,011	594
*	Grupa Azoty SA	86,184	590
*	AmRest Holdings SE	141,636	544
*	Enea SA	391,907	428
	Warsaw Stock Exchange	56,564	383
*	Ciech SA	43,712	306
	Kernel Holding SA	80,974	280
			74,312
Portugal (0.4%)
	EDP - Energias de Portugal SA	5,322,305	23,255
	Jeronimo Martins SGPS SA	516,645	10,691
	Galp Energia SGPS SA	967,941	9,828
	EDP Renovaveis SA	454,680	9,568
	Banco Comercial Portugues SA Class R	14,778,478	2,106
	REN - Redes Energeticas Nacionais SGPS SA	715,683	1,852
	Navigator Co. SA	461,014	1,756
	Sonae SGPS SA	1,715,258	1,647
	NOS SGPS SA	388,348	1,521
*	Greenvolt-Energias Renovaveis SA	107,917	829
	CTT-Correios de Portugal SA	258,340	797
	Altri SGPS SA	135,461	754
	Corticeira Amorim SGPS SA	61,416	594
	Semapa-Sociedade de Investimento e Gestao	29,276	372
			65,570
Spain (3.8%)
	Iberdrola SA (XMAD)	11,208,833	113,986
	Banco Santander SA	31,239,877	81,020
	Banco Bilbao Vizcaya Argentaria SA	11,491,336	59,281
	Industria de Diseno Textil SA	1,976,035	44,853
*	Amadeus IT Group SA	800,177	41,734
[1]	Cellnex Telecom SA	1,130,295	36,995
	Telefonica SA	9,579,253	33,022
	Repsol SA	2,358,007	32,080
	CaixaBank SA	8,092,320	26,835
	Ferrovial SA	881,337	21,538
*,1	Aena SME SA	132,593	15,584
	Red Electrica Corp. SA	811,507	13,127
	ACS Actividades de Construccion y Servicios SA	396,684	10,179
	Endesa SA	591,911	9,890
	Banco de Sabadell SA	10,543,783	8,296
	Bankinter SA	1,287,429	7,788

14

European Stock Index Fund
		Shares	Market Value• ($000)
	Acciona SA	43,191	7,777
	Enagas SA	466,242	7,569
*	Siemens Gamesa Renewable Energy SA	417,550	7,403
	Naturgy Energy Group SA	272,037	6,981
*	Grifols SA	664,085	5,650
	Merlin Properties Socimi SA	624,560	5,294
	Viscofan SA	73,109	4,353
	Corp. ACCIONA Energias Renovables SA	107,617	4,232
	Inmobiliaria Colonial Socimi SA	642,436	3,388
	Acerinox SA	379,108	3,323
	Mapfre SA	1,839,697	3,155
	Fluidra SA	209,706	2,848
	Grupo Catalana Occidente SA	98,901	2,686
*	Grifols SA Preference Shares	413,636	2,587
	Vidrala SA	33,676	2,574
	Cia de Distribucion Integral Logista Holdings SA	119,096	2,463
	CIE Automotive SA	93,280	2,376
	Ebro Foods SA	144,182	2,248
	Faes Farma SA	573,951	2,166
	Indra Sistemas SA	231,492	2,070
[1]	Unicaja Banco SA	2,321,432	2,058
	Laboratorios Farmaceuticos Rovi SA	40,113	1,824
	Sacyr SA (XMAD)	726,413	1,782
*	Solaria Energia y Medio Ambiente SA	112,002	1,771
	Applus Services SA	258,930	1,529
	Pharma Mar SA	24,277	1,455
	Almirall SA	133,554	1,244
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,315,978	1,233
	Corp. Financiera Alba SA	27,132	1,206
[1]	Gestamp Automocion SA	280,272	987
	Construcciones y Auxiliar de Ferrocarriles SA	35,669	931
*	Melia Hotels International SA	187,486	872
	Prosegur Cia de Seguridad SA	451,606	841
	Ence Energia y Celulosa SA	240,228	823
[1]	Global Dominion Access SA	210,519	773
	Fomento de Construcciones y Contratas SA	82,665	689
[1]	Neinor Homes SA	75,055	600
[1]	Aedas Homes SA	37,947	492
	Atresmedia Corp. de Medios de Comunicacion SA	167,833	484
		Shares	Market Value• ($000)
	Lar Espana Real Estate Socimi SA	105,852	412
[1]	Prosegur Cash SA	674,334	406
*,2	Tecnicas Reunidas SA	52,270	373
*	Mediaset Espana Comunicacion SA	101,036	314
*	Distribuidora Internacional de Alimentacion SA	24,007,470	292
*	NH Hotel Group SA (XMAD)	51,716	138
			660,880
Sweden (5.5%)
	Investor AB Class B	3,707,287	60,505
	Atlas Copco AB Class A	4,799,128	51,222
	Volvo AB Class B	2,866,102	46,909
	Assa Abloy AB Class B	1,725,220	34,836
	Hexagon AB Class B	3,496,266	34,564
	Sandvik AB	2,026,839	31,673
	Telefonaktiebolaget LM Ericsson Class B	5,665,828	31,498
	Swedish Match AB	2,777,104	28,562
	Skandinaviska Enskilda Banken AB Class A	2,683,151	28,289
	Swedbank AB Class A	1,891,297	28,196
[1]	Evolution AB	300,801	28,060
	Atlas Copco AB Class B	2,789,307	26,976
	Svenska Handelsbanken AB Class A	2,815,489	26,159
	Essity AB Class B	1,144,343	24,178
	Nibe Industrier AB Class B	2,733,516	21,805
	Epiroc AB Class A	1,186,887	18,169
	H & M Hennes & Mauritz AB Class B	1,648,591	16,605
	Boliden AB	515,307	14,986
	Alfa Laval AB	582,744	14,344
	Svenska Cellulosa AB SCA Class B	1,134,299	13,382
	Telia Co. AB	4,810,124	12,746
	Investor AB Class A	722,943	12,293
	SKF AB Class B	727,909	10,537
	EQT AB	535,116	10,531
	Skanska AB Class B	675,722	10,508
	Industrivarden AB Class A	459,411	10,405
	Trelleborg AB Class B	444,320	9,783
	Epiroc AB Class B	696,342	9,350
	Indutrade AB	527,172	9,230
	Getinge AB Class B	419,155	8,506
	Tele2 AB Class B	1,035,246	8,485
	Securitas AB Class B	916,906	7,492
	Beijer Ref AB Class B	462,557	7,171
	Holmen AB Class B	180,094	6,536
	Industrivarden AB Class C	283,634	6,369
	Lifco AB Class B	426,535	6,163
	Volvo AB Class A	360,509	6,158
*	Swedish Orphan Biovitrum AB	333,453	6,142

15

European Stock Index Fund
		Shares	Market Value• ($000)
	Saab AB Class B	171,404	6,056
	SSAB AB Class B	1,286,458	5,977
	Sagax AB Class B	321,887	5,932
	Kinnevik AB Class B	453,153	5,598
	L E Lundbergforetagen AB Class B	139,698	5,514
	Castellum AB	482,234	5,514
	BillerudKorsnas AB	398,193	5,141
	Electrolux AB Class B	413,103	5,097
	Axfood AB	202,952	5,025
	Hexatronic Group AB	369,963	5,007
	AAK AB	328,064	4,782
	Husqvarna AB Class B	792,750	4,707
	Avanza Bank Holding AB	233,100	4,650
	Hexpol AB	468,951	4,629
	Investment AB Latour Class B	271,081	4,579
*	Fastighets AB Balder Class B	1,145,624	4,300
	AddTech AB Class B	353,260	4,269
*	Volvo Car AB Class B	1,005,060	4,266
	Nordnet AB publ	320,021	3,964
	Loomis AB Class B	137,864	3,860
[1]	Thule Group AB	194,877	3,839
[1]	Bravida Holding AB	381,836	3,577
[1]	Dometic Group AB	603,971	3,458
	Fabege AB	474,337	3,444
	Elekta AB Class B	676,308	3,438
	Wihlborgs Fastigheter AB	501,292	3,284
	Sectra AB	245,130	3,250
	Lagercrantz Group AB Class B	370,352	3,172
	Sweco AB Class B	377,256	2,835
*,1	Sinch AB	1,150,515	2,701
*	Nordic Entertainment Group AB Class B	142,565	2,603
	AFRY AB	181,460	2,437
	Samhallsbyggnadsbolaget i Norden AB	1,714,556	2,356
	Hufvudstaden AB Class A	197,571	2,354
	Wallenstam AB Class B	618,869	2,183
*	Pandox AB Class B	169,564	2,076
	Biotage AB	125,686	2,063
	Mycronic AB	131,394	2,062
	Nyfosa AB	340,129	2,033
	Bure Equity AB	104,815	2,023
	Vitrolife AB	122,560	1,981
	Peab AB Class B	376,546	1,954
	SSAB AB Class A	405,767	1,952
	Catena AB	57,144	1,941
	AddNode Group AB	220,359	1,917
	Storskogen Group AB Class B	2,613,131	1,908
	AddLife AB Class B	202,292	1,891
	JM AB	125,504	1,890
	Intrum AB	147,772	1,859
	Instalco AB	436,897	1,753
	Modern Times Group MTG AB Shares B	228,457	1,713
	Electrolux Professional AB Class B	432,666	1,633
		Shares	Market Value• ($000)
	Arjo AB Class B	408,455	1,629
*	Stillfront Group AB	836,033	1,627
	Vitec Software Group AB Class B	44,243	1,623
	Betsson AB Class B	220,792	1,606
[1]	Munters Group AB	200,907	1,567
	Bilia AB Class A	133,954	1,419
	Nolato AB Class B	336,552	1,419
	Hemnet Group AB	113,029	1,404
	NCC AB Class B	168,207	1,402
	Lindab International AB	130,990	1,393
*	Alleima AB	405,536	1,382
	HMS Networks AB	53,652	1,380
*	Truecaller AB Class B	376,998	1,380
	Medicover AB Class B	110,488	1,368
	Ratos AB Class B	363,982	1,362
	Granges AB	199,734	1,350
	Mips AB	40,615	1,314
	Cibus Nordic Real Estate AB	89,131	1,217
	Concentric AB	73,057	1,210
	Atrium Ljungberg AB Class B	86,959	1,163
*	Cint Group AB	213,857	1,126
	Beijer Alma AB	80,207	1,121
*	Sdiptech AB Class B	54,746	1,056
	Dios Fastigheter AB	160,320	1,053
	Bufab AB	52,895	1,000
	Troax Group AB	65,968	979
	INVISIO AB	61,682	915
*	Camurus AB	38,188	886
	NP3 Fastigheter AB	54,334	863
*,1,2	Boozt AB	115,357	841
*,1	Scandic Hotels Group AB	249,825	792
	SkiStar AB	81,193	777
	Systemair AB	144,427	764
	Corem Property Group AB Class B	1,214,954	756
	Mekonomen AB	78,377	741
	Cloetta AB Class B	385,780	705
	Platzer Fastigheter Holding AB Class B	104,256	646
	Investment AB Oresund	58,034	602
[1]	Resurs Holding AB	271,172	589
	Sagax AB Class D	222,835	537
	Fagerhult AB	132,971	530
	Clas Ohlson AB Class B	77,401	517
[2]	Svenska Handelsbanken AB Class B	46,613	510
	Bonava AB Class B	157,980	462
	Samhallsbyggnadsbolaget i Norden AB Class D	278,624	458
	Corem Property Group AB Preference Shares	23,316	456
*,1	Attendo AB	203,399	420
*	Collector Bank AB	165,924	406
	Telefonaktiebolaget LM Ericsson Class A	65,897	391

16

European Stock Index Fund
		Shares	Market Value• ($000)
	Skandinaviska Enskilda Banken AB Class C	32,649	372
	Volati AB	40,524	371
	Nobia AB	219,718	366
*	BHG Group AB	178,441	299
	Svenska Cellulosa AB SCA Class A	23,026	278
*,2	BICO Group AB Class B	60,483	232
	Husqvarna AB Class A	19,544	117
	NCC AB Class A	8,396	90
			967,009
Switzerland (15.0%)
	Nestle SA (Registered)	5,070,846	552,006
	Roche Holding AG	1,328,953	440,944
	Novartis AG (Registered)	3,853,535	311,715
	Zurich Insurance Group AG	279,039	118,919
	Cie Financiere Richemont SA Class A (Registered)	960,865	93,909
	UBS Group AG (Registered)	5,743,426	91,057
	ABB Ltd. (Registered)	2,859,998	79,423
	Lonza Group AG (Registered)	139,182	71,649
	Sika AG (Registered)	287,565	64,839
	Alcon Inc.	865,557	52,700
	Givaudan SA (Registered)	17,355	51,838
	Holcim Ltd.	1,026,077	46,617
	Swiss Re AG	542,945	40,333
	Partners Group Holding AG	42,165	37,847
	Geberit AG (Registered)	65,079	28,930
	Swiss Life Holding AG (Registered)	57,144	27,670
	SGS SA (Registered)	11,081	24,428
	Swisscom AG (Registered)	47,785	23,596
	Sonova Holding AG (Registered)	96,682	22,852
	Credit Suisse Group AG (Registered)	4,926,355	20,407
	Chocoladefabriken Lindt & Spruengli AG (Registered)	208	20,215
	Kuehne + Nagel International AG (Registered)	94,252	20,063
	Julius Baer Group Ltd.	399,517	19,168
	Straumann Holding AG	200,476	19,080
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,794	17,217
	SIG Combibloc Group AG	716,343	13,770
	Logitech International SA (Registered)	273,562	13,605
		Shares	Market Value• ($000)
	Roche Holding AG (Bearer)	32,396	13,149
	Swatch Group AG (Bearer)	58,393	13,121
	Barry Callebaut AG (Registered)	6,688	12,653
	Schindler Holding AG Ptg. Ctf.	76,620	12,494
	Baloise Holding AG (Registered)	84,555	11,552
	Swiss Prime Site AG (Registered)	142,935	11,534
[1]	VAT Group AG	48,183	11,000
	Adecco Group AG (Registered)	299,695	9,379
	Tecan Group AG (Registered)	23,799	8,730
	PSP Swiss Property AG (Registered)	80,635	8,614
	Georg Fischer AG	154,314	8,547
	EMS-Chemie Holding AG (Registered)	13,395	8,423
	Belimo Holding AG (Registered)	17,330	7,059
	Clariant AG (Registered)	424,891	6,828
	Temenos AG (Registered)	113,180	6,741
[1]	Galenica AG	90,944	6,534
	Helvetia Holding AG (Registered)	65,735	6,528
	Schindler Holding AG (Registered)	35,427	5,577
*	Flughafen Zurich AG (Registered)	35,644	5,530
	DKSH Holding AG	67,035	4,836
	Banque Cantonale Vaudoise (Registered)	52,792	4,698
	Siegfried Holding AG (Registered)	7,592	4,519
	Bachem Holding AG Class B	57,770	4,142
	Bucher Industries AG (Registered)	12,150	4,097
	Cembra Money Bank AG	55,050	3,992
	BKW AG	33,866	3,951
	Allreal Holding AG (Registered)	27,196	3,896
*	Dufry AG (Registered)	116,483	3,843
*,2	Idorsia Ltd.	226,146	3,501
	Mobimo Holding AG (Registered)	13,241	3,089
	SFS Group AG	32,634	2,951
	Huber + Suhner AG (Registered)	32,760	2,918
	Vontobel Holding AG (Registered)	51,770	2,913
[2]	Stadler Rail AG	98,960	2,912
	Valiant Holding AG (Registered)	29,559	2,895
	Emmi AG (Registered)	3,621	2,889
	Inficon Holding AG (Registered)	3,603	2,865
	Landis+Gyr Group AG	46,217	2,663

17

European Stock Index Fund
		Shares	Market Value• ($000)
*	ams-OSRAM AG	464,731	2,631
	Swatch Group AG (Registered)	61,111	2,553
	Burckhardt Compression Holding AG	5,890	2,548
	Daetwyler Holding AG (Bearer)	13,850	2,458
*	Accelleron Industries AG	144,402	2,449
	St. Galler Kantonalbank AG (Registered)	5,159	2,429
*,2	Meyer Burger Technology AG	4,976,109	2,384
	Softwareone Holding AG	203,040	2,285
	OC Oerlikon Corp. AG (Registered)	344,049	2,222
	Comet Holding AG (Registered)	13,746	2,188
	Interroll Holding AG (Registered)	1,032	2,174
	Sulzer AG (Registered)	32,079	2,140
	Forbo Holding AG (Registered)	1,652	2,000
*	Dottikon Es Holding AG (Registered)	8,341	1,935
	Swissquote Group Holding SA (Registered)	16,002	1,895
	dormakaba Holding AG	5,657	1,796
	Aryzta AG	1,750,950	1,795
	VZ Holding AG	25,494	1,758
*,1	Sensirion Holding AG	19,321	1,758
	Kardex Holding AG (Registered)	10,911	1,669
	Komax Holding AG (Registered)	6,632	1,557
	LEM Holding SA (Registered)	907	1,510
	Bystronic AG	2,404	1,381
	u-blox Holding AG	12,392	1,269
	Intershop Holding AG	2,049	1,246
	Vifor Pharma AG	6,667	1,192
	SKAN Group AG	19,484	1,182
	EFG International AG	143,252	1,172
	Schweiter Technologies AG (Bearer)	1,709	1,145
	COSMO Pharmaceuticals NV	18,503	1,081
	Basilea Pharmaceutica AG (Registered)	22,976	1,057
*	Implenia AG (Registered)	27,616	1,037
[1]	Medacta Group SA	11,437	1,028
	Arbonia AG	84,316	1,025
	Ypsomed Holding AG (Registered)	6,329	1,018
	Bossard Holding AG (Registered) Class A	5,011	995
	Zehnder Group AG	17,962	967
		Shares	Market Value• ($000)
	Bell Food Group AG (Registered)	3,505	855
	ALSO Holding AG (Registered)	5,310	835
[1]	Medmix AG	47,095	829
	TX Group AG	5,888	818
[1]	PolyPeptide Group AG	26,945	784
	Leonteq AG	19,045	768
	Vetropack Holding AG Class A (Registered)	23,823	762
*,1	Medartis Holding AG	8,635	671
	Hiag Immobilien Holding AG	6,476	521
	Autoneum Holding AG	5,221	499
	Rieter Holding AG (Registered)	5,938	495
*,1	Montana Aerospace AG	40,464	464
*	Zur Rose Group AG	16,225	438
	VP Bank AG Class A	4,416	383
	APG SGA SA	2,162	353
	Bobst Group SA (Registered)	5,420	333
*	Swiss Steel Holding AG	1,463,045	329
	Aryzta AG (XSWX)	24,200	25
			2,639,451
United Kingdom (25.4%)
	Shell plc (XLON)	12,577,939	348,429
	AstraZeneca plc	2,778,424	325,998
	HSBC Holdings plc	37,859,997	194,299
	BP plc	34,919,822	193,198
	Diageo plc	4,242,010	174,569
	British American Tobacco plc	4,213,526	166,407
	Glencore plc	24,612,192	141,103
	GSK plc	7,515,196	123,107
	Unilever plc	2,568,823	117,247
	Rio Tinto plc	2,046,319	106,944
	Unilever plc (XLON)	2,204,034	100,183
	RELX plc	3,486,070	93,638
	Reckitt Benckiser Group plc	1,345,024	89,261
	National Grid plc	6,851,749	74,651
	Compass Group plc	3,351,393	70,586
	Anglo American plc	2,270,076	67,998
	Lloyds Banking Group plc	128,557,423	61,742
	London Stock Exchange Group plc	688,392	59,671
	BAE Systems plc	5,933,377	55,498
	Experian plc	1,729,298	55,139
	Vodafone Group plc	47,202,303	55,104
	CRH plc (XDUB)	1,439,760	51,720
	Barclays plc	30,362,946	51,594
	Prudential plc (XLON)	5,169,668	48,025
*	Flutter Entertainment plc (XDUB)	330,481	43,802
	Imperial Brands plc	1,778,050	43,312
	Ashtead Group plc	830,640	43,271
	Ferguson plc	395,304	43,111
	SSE plc	2,008,499	35,894
	Tesco plc	13,915,686	34,370
	Shell plc	1,191,185	33,002

18

European Stock Index Fund
		Shares	Market Value• ($000)
	Rentokil Initial plc	4,782,720	29,845
	Legal & General Group plc	11,145,243	29,816
*	Haleon plc	9,395,535	28,811
	Standard Chartered plc	4,594,016	27,448
	NatWest Group plc	9,559,037	25,745
	Aviva plc	5,257,465	25,218
	3i Group plc	1,792,526	23,874
	Bunzl plc	634,756	20,684
	Segro plc	2,258,378	20,325
	Croda International plc	253,386	19,630
	BT Group plc	13,067,122	19,473
	Smith & Nephew plc	1,640,683	19,388
	InterContinental Hotels Group plc	346,234	18,603
	WPP plc	1,996,472	17,569
	Halma plc	713,028	17,290
	Informa plc	2,711,145	17,275
	Spirax-Sarco Engineering plc	138,450	17,062
	Smurfit Kappa Group plc	483,476	15,946
	Entain plc	1,101,857	15,940
	Sage Group plc	1,903,246	15,863
	Burberry Group plc	740,208	15,424
	Mondi plc (XLON)	911,538	15,294
	Pearson plc	1,382,513	15,281
*	Rolls-Royce Holdings plc	15,742,748	14,119
	United Utilities Group plc	1,273,152	13,720
	Severn Trent plc	471,233	13,524
	Next plc	232,898	13,154
	Intertek Group plc	302,201	12,660
	Admiral Group plc	535,709	12,389
	St. James's Place plc	1,006,213	12,287
	Smiths Group plc	681,644	12,210
	Whitbread plc	381,044	11,215
[1]	Auto Trader Group plc	1,736,912	10,397
	DCC plc	184,505	10,240
	Associated British Foods plc	654,550	10,145
	Melrose Industries plc	7,561,242	10,143
	Centrica plc	11,114,785	9,767
	Electrocomponents plc	886,616	9,756
	M&G plc	4,765,528	9,577
	Kingfisher plc	3,723,594	9,355
	Persimmon plc	597,194	8,936
	Rightmove plc	1,570,948	8,846
	Land Securities Group plc	1,343,873	8,787
	Antofagasta plc	651,207	8,775
	Phoenix Group Holdings plc	1,381,992	8,601
	Weir Group plc	487,048	8,486
	Barratt Developments plc	1,912,580	8,249
	Beazley plc	1,130,321	8,106
	Coca-Cola HBC AG	369,356	8,068
	DS Smith plc	2,407,444	8,029
	AVEVA Group plc	223,901	8,013
[1]	ConvaTec Group plc	3,055,814	7,646
	Berkeley Group Holdings plc	191,975	7,638
		Shares	Market Value• ($000)
	Johnson Matthey plc	339,545	7,537
	Abrdn plc	4,039,831	7,361
	British Land Co. plc	1,738,589	7,293
	J Sainsbury plc	3,240,217	7,223
	Taylor Wimpey plc	6,602,680	7,099
	HomeServe plc	518,022	7,051
	Spectris plc	198,992	6,897
	IMI plc	486,857	6,858
	IG Group Holdings plc	751,422	6,854
*	Wise plc Class A	873,770	6,655
	B&M European Value Retail SA	1,761,936	6,511
	Hiscox Ltd.	630,487	6,495
	Diploma plc	228,199	6,491
	Intermediate Capital Group plc	523,644	6,376
	Investec plc	1,249,869	6,264
	Dechra Pharmaceuticals plc	207,865	6,249
	Hargreaves Lansdown plc	709,852	6,204
	UNITE Group plc	598,955	6,118
	Tate & Lyle plc	754,372	6,062
	Harbour Energy plc	1,396,199	6,059
	Inchcape plc	706,569	6,028
	Endeavour Mining plc	344,970	6,000
	Man Group plc	2,393,107	5,953
	Howden Joinery Group plc	1,001,627	5,900
*	Ocado Group plc	1,082,879	5,871
	Direct Line Insurance Group plc	2,489,471	5,752
	Tritax Big Box REIT plc	3,515,807	5,653
	Schroders plc	1,235,330	5,547
	ITV plc	7,033,466	5,415
	JD Sports Fashion plc	4,621,728	5,164
	Bellway plc	232,971	4,955
	Rotork plc	1,631,238	4,781
	Derwent London plc	190,848	4,723
	Pennon Group plc	488,601	4,695
	Games Workshop Group plc	61,449	4,511
	Drax Group plc	752,960	4,496
*	Indivior plc	236,623	4,482
*	Marks & Spencer Group plc	3,670,141	4,445
	QinetiQ Group plc	1,071,620	4,417
	Hikma Pharmaceuticals plc	303,388	4,355
	Greggs plc	187,781	4,353
	Energean plc	256,909	4,223
	Serco Group plc	2,236,636	4,183
	Britvic plc	496,384	4,146
	Mediclinic International plc	723,767	4,117
	Big Yellow Group plc	319,846	4,116
	Safestore Holdings plc	385,013	3,989
	LXI REIT plc	2,837,751	3,962
	Balfour Beatty plc	1,148,435	3,935
*,1	Watches of Switzerland Group plc	436,988	3,896

19

European Stock Index Fund
		Shares	Market Value• ($000)
	LondonMetric Property plc	1,788,943	3,836
	Royal Mail plc	1,646,686	3,809
	Travis Perkins plc	401,553	3,785
	Virgin Money UK plc	2,341,736	3,650
	Plus500 Ltd.	176,298	3,647
	Hays plc	2,875,475	3,625
	Genus plc	123,693	3,615
	Grainger plc	1,387,868	3,609
*	Oxford Nanopore Technologies plc	1,186,346	3,574
	Assura plc	5,459,385	3,498
*	SSP Group plc	1,487,667	3,459
*,2	TUI AG	2,275,209	3,434
*	Playtech plc	574,030	3,411
	Cranswick plc	99,150	3,385
	Spirent Communications plc	1,125,853	3,342
	Euromoney Institutional Investor plc	200,370	3,328
	OSB Group plc	696,845	3,321
*,1	Network International Holdings plc	880,958	3,299
*,1	Trainline plc	863,672	3,287
*	WH Smith plc	237,162	3,206
	TP ICAP Group plc	1,500,732	3,165
	Primary Health Properties plc	2,469,445	3,146
	Close Brothers Group plc	278,852	3,142
	Grafton Group plc	394,763	3,125
	Micro Focus International plc	507,363	3,025
	Computacenter plc	145,485	3,019
	Dr. Martens plc	1,059,841	3,014
	Telecom Plus plc	123,168	2,994
	Future plc	213,451	2,991
	Pets at Home Group plc	898,011	2,969
	Softcat plc	230,809	2,966
	Victrex plc	153,918	2,923
	Fresnillo plc	347,346	2,904
*	International Consolidated Airlines Group SA	2,084,950	2,900
[1]	Quilter plc	2,580,221	2,860
	Great Portland Estates plc	476,436	2,809
	Vistry Group plc	404,813	2,801
	Pagegroup plc	579,839	2,797
*	easyJet plc	694,955	2,767
	Supermarket Income REIT plc	2,344,741	2,757
*	Darktrace plc	641,996	2,628
	Airtel Africa plc	2,024,800	2,621
	Renishaw plc	64,970	2,607
	Lancashire Holdings Ltd.	452,421	2,568
	Rathbones Group plc	117,792	2,532
*,1	Deliveroo plc Class A	2,440,047	2,444
	Savills plc	251,475	2,376
*	Frasers Group plc	319,039	2,367
*	Carnival plc	295,519	2,348
	Shaftesbury plc	530,509	2,228
	Oxford Instruments plc	101,022	2,210
		Shares	Market Value• ($000)
	Paragon Banking Group plc	446,629	2,185
	Diversified Energy Co. plc	1,508,845	2,178
	Mitie Group plc	2,594,008	2,130
	Dunelm Group plc	214,548	2,130
	Redrow plc	436,196	2,099
*	Helios Towers plc	1,457,732	2,094
	Centamin plc	2,049,216	2,083
*	IWG plc	1,360,377	2,056
*	S4 Capital plc	1,012,369	2,039
	Moneysupermarket.com Group plc	960,081	2,020
	Bodycote plc	354,254	2,015
[1]	JTC plc	250,220	2,013
	Ashmore Group plc	848,368	2,009
*	John Wood Group plc	1,249,674	2,009
	AJ Bell plc	534,604	1,988
*	National Express Group plc	1,023,087	1,983
[1]	Biffa plc	418,683	1,970
*,1	Countryside Partnerships plc	799,005	1,947
	Coats Group plc	2,710,884	1,881
	Domino's Pizza Group plc	722,128	1,868
	Chemring Group plc	532,855	1,847
	Bank of Georgia Group plc	72,097	1,759
*	Ascential plc	798,444	1,759
	Capital & Counties Properties plc	1,379,131	1,692
	Firstgroup plc	1,393,270	1,673
	Redde Northgate plc	437,341	1,673
	Hill & Smith Holdings plc	147,721	1,670
	Sirius Real Estate Ltd.	2,010,325	1,626
*	Capricorn Energy plc	567,735	1,613
	Premier Foods plc	1,330,108	1,581
	IntegraFin Holdings plc	534,997	1,543
	Vesuvius plc	396,755	1,541
	Bytes Technology Group plc (XLON)	371,277	1,529
	Kainos Group plc	107,144	1,521
	Ninety One plc	641,459	1,492
	Clarkson plc	47,058	1,489
	Morgan Advanced Materials plc	527,832	1,487
*	Babcock International Group plc	469,858	1,484
	Hammerson plc	6,725,629	1,474
	Essentra plc	558,903	1,439
	Home REIT plc	1,491,005	1,438
	TBC Bank Group plc	65,748	1,420
	Morgan Sindall Group plc	80,042	1,412
*	Auction Technology Group plc	164,649	1,409
	Currys plc	1,876,769	1,402
*	C&C Group plc	738,039	1,385
	Workspace Group plc	275,949	1,294
*,1	Spire Healthcare Group plc	520,438	1,293
[1]	Ibstock plc	719,817	1,283
	Just Group plc	1,905,721	1,266
	Marshalls plc	437,053	1,265

20

European Stock Index Fund
		Shares	Market Value• ($000)
	Genuit Group plc	432,082	1,263
[1]	Petershill Partners plc	554,313	1,258
	IP Group plc	1,861,783	1,255
	Volution Group plc	353,927	1,253
*,2	Tullow Oil plc	2,663,709	1,238
	NCC Group plc	538,668	1,232
	Senior plc	781,768	1,166
	Liontrust Asset Management plc	118,719	1,163
	FDM Group Holdings plc	158,237	1,142
*	Elementis plc	1,053,988	1,114
[1]	Bridgepoint Group plc (Registered)	484,460	1,107
	Rhi Magnesita NV	51,874	1,103
*	THG plc Class B	1,762,503	1,075
*	Molten Ventures plc	290,761	1,066
	Crest Nicholson Holdings plc	457,046	1,059
	Picton Property Income Ltd.	1,017,557	1,003
[1]	TI Fluid Systems plc Class B	604,524	960
[1]	ContourGlobal plc	330,078	956
	Jupiter Fund Management plc	801,873	954
	UK Commercial Property REIT Ltd.	1,352,231	947
*	Petrofac Ltd. (XLON)	761,894	941
	Keller Group plc	129,841	934
	Hilton Food Group plc	132,443	928
	Provident Financial plc	472,458	886
	Synthomer plc	684,270	885
*	Capita plc	3,169,441	882
*,2	ASOS plc	134,856	868
*,1,2	Aston Martin Lagonda Global Holdings plc	717,087	867
	BMO Commercial Property Trust Ltd.	892,756	855
*	Moonpig Group plc	527,761	830
	Halfords Group plc	410,678	829
*	J D Wetherspoon plc	157,708	819
	PZ Cussons plc	345,707	793
*	PureTech Health plc	291,054	773
	AG Barr plc	149,819	772
*,1	Trustpilot Group plc	618,452	769
	Greencore Group plc	958,065	738
	Wickes Group plc	493,774	719
*,1	Wizz Air Holdings plc	36,518	716
	Helical plc	188,757	714
	Devro plc	321,454	660
	888 Holdings plc	615,246	655
	Avon Protection plc	53,724	640
	Ferrexpo plc	539,865	633
	Micro Focus International plc ADR	106,012	628
*	Mitchells & Butlers plc	464,897	620
		Shares	Market Value• ($000)
	XP Power Ltd.	28,668	577
[1]	CMC Markets plc	204,706	576
*	Alphawave IP Group plc	397,225	514
*	Oxford Biomedica plc	136,618	505
*	Restaurant Group plc	1,351,445	493
	CLS Holdings plc	284,865	468
*	Marston's plc	1,160,265	465
*	SIG plc	1,236,042	442
*,2	AO World plc	836,548	429
	Hochschild Mining plc	585,142	358
[1]	Alfa Financial Software Holdings plc	172,288	298
[1]	Bakkavor Group plc	285,126	298
*	Rank Group plc	389,889	235
[3]	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			4,447,140
United States (0.0%)
	NortonLifeLock Inc.	45	1
Total Common Stocks (Cost $23,924,382)			17,426,452
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 3.117% (Cost $67,713)	677,357	67,722
Total Investments (99.7%) (Cost $23,992,095)			17,494,174
Other Assets and Liabilities—Net (0.3%)			54,769
Net Assets (100%)			17,548,943
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $514,121,000, representing 2.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,071,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $61,563,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

21

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	December 2022	440	15,732	783
FTSE 100 Index	December 2022	83	6,765	188
MSCI Europe Index	December 2022	4,872	124,919	(3,985)
				(3,014)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	12/21/22	CHF	1,389	USD	1,391	5	—
UBS AG	12/21/22	EUR	60,144	USD	60,422	—	(721)
State Street Bank & Trust Co.	12/21/22	EUR	31,765	USD	31,980	—	(450)
Bank of America, N.A.	12/21/22	EUR	30,376	USD	30,525	—	(372)
JPMorgan Chase Bank, N.A.	12/21/22	EUR	18,140	USD	18,249	—	(243)
Royal Bank of Canada	12/21/22	EUR	5,223	USD	5,278	—	(93)
Toronto-Dominion Bank	12/21/22	EUR	3,722	USD	3,686	8	—
Morgan Stanley Capital Services Inc.	12/21/22	EUR	3,471	USD	3,470	—	(25)
Bank of America, N.A.	12/21/22	GBP	16,082	USD	18,376	102	—
Morgan Stanley Capital Services Inc.	12/21/22	GBP	7,664	USD	8,300	505	—
Royal Bank of Canada	12/21/22	GBP	1,288	USD	1,488	—	(8)
State Street Bank & Trust Co.	12/21/22	GBP	1,131	USD	1,317	—	(17)
State Street Bank & Trust Co.	12/21/22	USD	32,508	CHF	31,736	609	—
Toronto-Dominion Bank	12/21/22	USD	31,229	CHF	30,491	581	—
Royal Bank of Canada	12/21/22	USD	973	CHF	959	9	—
Morgan Stanley Capital Services Inc.	12/21/22	USD	6,939	DKK	51,596	59	—
State Street Bank & Trust Co.	12/21/22	USD	18,416	EUR	18,988	—	(431)
Bank of America, N.A.	12/21/22	USD	13,489	EUR	13,832	—	(242)
JPMorgan Chase Bank, N.A.	12/21/22	USD	5,109	EUR	5,071	75	—
Royal Bank of Canada	12/21/22	USD	3,266	EUR	3,357	—	(66)
Bank of Montreal	12/21/22	USD	3,056	EUR	3,116	—	(37)
Standard Chartered Bank	12/21/22	USD	2,744	EUR	2,733	31	—
Standard Chartered Bank	12/21/22	USD	2,154	EUR	2,204	—	(34)
JPMorgan Chase Bank, N.A.	12/21/22	USD	16,026	GBP	14,870	—	(1,059)
Bank of America, N.A.	12/21/22	USD	7,232	GBP	6,252	49	—
BNP Paribas	12/21/22	USD	6,174	GBP	5,264	125	—
Bank of America, N.A.	12/21/22	USD	4,139	GBP	3,721	—	(137)
22

European Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
HSBC Bank plc	12/21/22	USD	2,714	NOK	27,126	100	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	4,182	SEK	44,819	104	—
						2,362	(3,935)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $461,000 and cash of $1,060,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
23

European Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $23,924,382)	17,426,452
Affiliated Issuers (Cost $67,713)	67,722
Total Investments in Securities	17,494,174
Investment in Vanguard	671
Cash	1,966
Cash Collateral Pledged—Futures Contracts	14,753
Cash Collateral Pledged—Forward Currency Contracts	1,150
Foreign Currency, at Value (Cost $2,219)	2,400
Receivables for Investment Securities Sold	841
Receivables for Accrued Income	104,998
Receivables for Capital Shares Issued	2,695
Variation Margin Receivable—Futures Contracts	468
Unrealized Appreciation—Forward Currency Contracts	2,362
Total Assets	17,626,478
Liabilities
Payables for Investment Securities Purchased	5,621
Collateral for Securities on Loan	61,563
Payables to Vanguard	6,416
Unrealized Depreciation—Forward Currency Contracts	3,935
Total Liabilities	77,535
Net Assets	17,548,943
1 Includes $58,071 of securities on loan.
24

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	26,003,143
Total Distributable Earnings (Loss)	(8,454,200)
Net Assets	17,548,943

Investor Shares—Net Assets
Applicable to 450,910 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,100
Net Asset Value Per Share—Investor Shares	$26.83

ETF Shares—Net Assets
Applicable to 261,733,842 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,073,033
Net Asset Value Per Share—ETF Shares	$49.95

Admiral Shares—Net Assets
Applicable to 59,957,585 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,745,279
Net Asset Value Per Share—Admiral Shares	$62.47

Institutional Shares—Net Assets
Applicable to 24,360,034 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	648,867
Net Asset Value Per Share—Institutional Shares	$26.64

Institutional Plus Shares—Net Assets
Applicable to 585,339 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,664
Net Asset Value Per Share—Institutional Plus Shares	$119.02

See accompanying Notes, which are an integral part of the Financial Statements.
25

European Stock Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Dividends[1]	801,411
Interest[2]	270
Securities Lending—Net	3,874
Total Income	805,555
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,447
Management and Administrative—Investor Shares	32
Management and Administrative—ETF Shares	9,178
Management and Administrative—Admiral Shares	3,070
Management and Administrative—Institutional Shares	410
Management and Administrative—Institutional Plus Shares	39
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	741
Marketing and Distribution—Admiral Shares	166
Marketing and Distribution—Institutional Shares	21
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	1,122
Auditing Fees	45
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—ETF Shares	191
Shareholders’ Reports—Admiral Shares	110
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	9
Professional Services	9,110
Other Expenses	29
Total Expenses	25,730
Expenses Paid Indirectly	(237)
Net Expenses	25,493
Net Investment Income	780,062
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	159,592
Futures Contracts	(21,893)
Forward Currency Contracts	(18,337)
Foreign Currencies	(9,733)
Realized Net Gain (Loss)	109,629
26

European Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(7,545,713)
Futures Contracts	(7,073)
Forward Currency Contracts	2,618
Foreign Currencies	(11,693)
Change in Unrealized Appreciation (Depreciation)	(7,561,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,672,170)

1	Dividends include foreign tax reclaims of $66,066,000 and are net of foreign withholding taxes of $88,924,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $168,000, ($37,000), $1,000, and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $996,216,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
27

European Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	780,062	688,146
Realized Net Gain (Loss)	109,629	(233,500)
Change in Unrealized Appreciation (Depreciation)	(7,561,861)	6,552,030
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,672,170)	7,006,676
Distributions
Investor Shares	(674)	(669)
ETF Shares	(630,711)	(493,410)
Admiral Shares	(158,688)	(133,268)
Institutional Shares	(26,630)	(22,925)
Institutional Plus Shares	(3,251)	(2,736)
Total Distributions	(819,954)	(653,008)
Capital Share Transactions
Investor Shares	(8,310)	489
ETF Shares	(2,702,159)	5,282,588
Admiral Shares	(69,438)	17,451
Institutional Shares	29,736	(118,833)
Institutional Plus Shares	(6,120)	8,237
Net Increase (Decrease) from Capital Share Transactions	(2,756,291)	5,189,932
Total Increase (Decrease)	(10,248,415)	11,543,600
Net Assets
Beginning of Period	27,797,358	16,253,758
End of Period	17,548,943	27,797,358

See accompanying Notes, which are an integral part of the Financial Statements.
28

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$36.88	$26.63	$29.84	$27.85	$31.44
Investment Operations
Net Investment Income[1]	1.057	.982	.627	1.053	.968
Net Realized and Unrealized Gain (Loss) on Investments	(10.041)	10.174	(3.221)	1.913	(3.572)
Total from Investment Operations	(8.984)	11.156	(2.594)	2.966	(2.604)
Distributions
Dividends from Net Investment Income	(1.066)	(.906)	(.616)	(.976)	(.986)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.066)	(.906)	(.616)	(.976)	(.986)
Net Asset Value, End of Period	$26.83	$36.88	$26.63	$29.84	$27.85
Total Return[2]	-24.66%	42.12%	-8.68%	10.90%	-8.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12	$27	$19	$25	$543
Ratio of Total Expenses to Average Net Assets	0.25%[3]	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.28%	2.82%	2.23%	3.72%	3.14%
Portfolio Turnover Rate[4]	5%	3%	3%	3%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$68.65	$49.57	$55.54	$51.84	$58.54
Investment Operations
Net Investment Income[1]	1.977	1.922	1.247	1.854	1.912
Net Realized and Unrealized Gain (Loss) on Investments	(18.595)	18.939	(5.990)	3.744	(6.689)
Total from Investment Operations	(16.618)	20.861	(4.743)	5.598	(4.777)
Distributions
Dividends from Net Investment Income	(2.082)	(1.781)	(1.227)	(1.898)	(1.923)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.082)	(1.781)	(1.227)	(1.898)	(1.923)
Net Asset Value, End of Period	$49.95	$68.65	$49.57	$55.54	$51.84
Total Return	-24.54%	42.34%	-8.50%	11.08%	-8.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,073	$21,547	$11,659	$13,067	$14,624
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.33%	2.95%	2.38%	3.50%	3.28%
Portfolio Turnover Rate[3]	5%	3%	3%	3%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
30

European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$85.88	$62.01	$69.48	$64.84	$73.23
Investment Operations
Net Investment Income[1]	2.431	2.375	1.553	2.298	2.353
Net Realized and Unrealized Gain (Loss) on Investments	(23.251)	23.705	(7.502)	4.693	(8.338)
Total from Investment Operations	(20.820)	26.080	(5.949)	6.991	(5.985)
Distributions
Dividends from Net Investment Income	(2.590)	(2.210)	(1.521)	(2.351)	(2.405)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.590)	(2.210)	(1.521)	(2.351)	(2.405)
Net Asset Value, End of Period	$62.47	$85.88	$62.01	$69.48	$64.84
Total Return[2]	-24.56%	42.30%	-8.55%	11.05%	-8.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,745	$5,259	$3,795	$4,671	$4,174
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.30%	2.93%	2.37%	3.47%	3.27%
Portfolio Turnover Rate[4]	5%	3%	3%	3%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
31

European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$36.62	$26.44	$29.63	$27.65	$31.23
Investment Operations
Net Investment Income[1]	1.043	1.019	.667	.993	1.014
Net Realized and Unrealized Gain (Loss) on Investments	(9.912)	10.110	(3.203)	1.998	(3.564)
Total from Investment Operations	(8.869)	11.129	(2.536)	2.991	(2.550)
Distributions
Dividends from Net Investment Income	(1.111)	(.949)	(.654)	(1.011)	(1.030)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.111)	(.949)	(.654)	(1.011)	(1.030)
Net Asset Value, End of Period	$26.64	$36.62	$26.44	$29.63	$27.65
Total Return	-24.53%	42.34%	-8.54%	11.09%	-8.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$649	$859	$710	$870	$760
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.33%	2.96%	2.39%	3.51%	3.29%
Portfolio Turnover Rate[3]	5%	3%	3%	3%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
32

European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$163.62	$118.14	$132.38	$123.55	$139.48
Investment Operations
Net Investment Income[1]	4.691	4.576	2.989	4.197	4.711
Net Realized and Unrealized Gain (Loss) on Investments	(44.312)	45.160	(14.294)	9.160	(16.018)
Total from Investment Operations	(39.621)	49.736	(11.305)	13.357	(11.307)
Distributions
Dividends from Net Investment Income	(4.979)	(4.256)	(2.935)	(4.527)	(4.623)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.979)	(4.256)	(2.935)	(4.527)	(4.623)
Net Asset Value, End of Period	$119.02	$163.62	$118.14	$132.38	$123.55
Total Return	-24.53%	42.35%	-8.52%	11.08%	-8.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70	$106	$70	$106	$170
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.34%	2.95%	2.40%	3.34%	3.30%
Portfolio Turnover Rate[3]	5%	3%	3%	3%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
33

European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2022, the fund had a concentration of its investments in securities issued in United Kingdom, and the performance of such investments may be impacted by the country's social, political, and economic conditions. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in
34

European Stock Index Fund
the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
35

European Stock Index Fund
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
36

European Stock Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $671,000, representing less than 0.01% of the fund’s net assets and 0.27% of Vanguard’s capital
37

European Stock Index Fund
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $237,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	629	17,425,481	342	17,426,452
Temporary Cash Investments	67,722	—	—	67,722
Total	68,351	17,425,481	342	17,494,174
Derivative Financial Instruments
Assets
Futures Contracts[1]	971	—	—	971
Forward Currency Contracts	—	2,362	—	2,362
Total	971	2,362	—	3,333
Liabilities
Futures Contracts[1]	3,985	—	—	3,985
Forward Currency Contracts	—	3,935	—	3,935
Total	3,985	3,935	—	7,920
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
38

European Stock Index Fund
E.	At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	971	—	971
Unrealized Appreciation—Forward Currency Contracts	—	2,362	2,362
Total Assets	971	2,362	3,333

Unrealized Depreciation—Futures Contracts[1]	3,985	—	3,985
Unrealized Depreciation—Forward Currency Contracts	—	3,935	3,935
Total Liabilities	3,985	3,935	7,920
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(21,893)	—	(21,893)
Forward Currency Contracts	—	(18,337)	(18,337)
Realized Net Gain (Loss) on Derivatives	(21,893)	(18,337)	(40,230)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(7,073)	—	(7,073)
Forward Currency Contracts	—	2,618	2,618
Change in Unrealized Appreciation (Depreciation) on Derivatives	(7,073)	2,618	(4,455)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	965,293
Total Distributable Earnings (Loss)	(965,293)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of
39

European Stock Index Fund
unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	89,696
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,958,840)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(6,594,770)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	819,954	653,008
Long-Term Capital Gains	—	—
Total	819,954	653,008
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,079,698
Gross Unrealized Appreciation	1,762,034
Gross Unrealized Depreciation	(8,347,499)
Net Unrealized Appreciation (Depreciation)	(6,585,465)
G.	During the year ended October 31, 2022, the fund purchased $2,619,267,000 of investment securities and sold $5,379,927,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,311,982,000 and $4,208,003,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
40

European Stock Index Fund
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,296	39	3,204	92
Issued in Lieu of Cash Distributions	673	22	668	19
Redeemed	(10,279)	(342)	(3,383)	(97)
Net Increase (Decrease)—Investor Shares	(8,310)	(281)	489	14
ETF Shares
Issued	1,522,742	23,160	5,436,002	81,366
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,224,901)	(75,300)	(153,414)	(2,700)
Net Increase (Decrease)—ETF Shares	(2,702,159)	(52,140)	5,282,588	78,666
Admiral Shares
Issued	455,849	6,073	551,466	6,752
Issued in Lieu of Cash Distributions	130,958	1,859	109,362	1,347
Redeemed	(656,245)	(9,214)	(643,377)	(8,067)
Net Increase (Decrease)—Admiral Shares	(69,438)	(1,282)	17,451	32
Institutional Shares
Issued	129,427	4,241	92,524	2,656
Issued in Lieu of Cash Distributions	18,923	630	16,447	477
Redeemed	(118,614)	(3,963)	(227,804)	(6,526)
Net Increase (Decrease)—Institutional Shares	29,736	908	(118,833)	(3,393)
Institutional Plus Shares
Issued	—	—	13,728	84
Issued in Lieu of Cash Distributions	3,251	24	2,736	18
Redeemed	(9,371)	(85)	(8,227)	(50)
Net Increase (Decrease)—Institutional Plus Shares	(6,120)	(61)	8,237	52
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
41

Pacific Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Pacific Stock Index Fund Investor Shares	-25.08%	-1.28%	4.12%	$14,978
Spliced Pacific Stock Index	-24.69	-0.96	4.33	15,278
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336
Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Pacific ETF Shares Net Asset Value	-24.99%	-1.13%	4.27%	$15,196
FTSE Pacific ETF Shares Market Price	-24.91	-1.10	4.29	15,219
Spliced Pacific Stock Index	-24.69	-0.96	4.33	15,278
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336

See Financial Highlights for dividend and capital gains information.
42

Pacific Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Pacific Stock Index Fund Admiral Shares	-25.01%	-1.15%	4.26%	$15,181
Spliced Pacific Stock Index	-24.69	-0.96	4.33	15,278
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Pacific Stock Index Fund Institutional Shares	-24.96%	-1.12%	4.29%	$7,611,676
Spliced Pacific Stock Index	-24.69	-0.96	4.33	7,639,055
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	7,167,958
Cumulative Returns of ETF Shares: October 31, 2012, Through October 31, 2022
	One Year	Five Years	Ten Years
FTSE Pacific ETF Shares Market Price	-24.91%	-5.40%	52.19%
FTSE Pacific ETF Shares Net Asset Value	-24.99	-5.51	51.96
Spliced Pacific Stock Index	-24.69	-4.71	52.78
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
43

Pacific Stock Index Fund
Fund Allocation
As of October 31, 2022
Japan	57.0%
Australia	20.4
South Korea	12.2
Hong Kong	6.0
Singapore	3.4
New Zealand	1.0
Other	—
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
44

Pacific Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (20.2%)
	BHP Group Ltd.	6,012,968	144,433
	Commonwealth Bank of Australia	2,040,182	136,788
	CSL Ltd.	575,082	102,949
	National Australia Bank Ltd.	3,792,557	78,779
	Westpac Banking Corp.	4,159,100	64,221
	Australia & New Zealand Banking Group Ltd.	3,676,536	60,235
	Woodside Energy Group Ltd.	2,257,507	52,190
	Macquarie Group Ltd.	413,727	44,882
	Wesfarmers Ltd.	1,348,726	39,139
	Transurban Group (XASX)	3,661,639	31,062
	Woolworths Group Ltd.	1,447,222	30,562
	Rio Tinto Ltd.	441,434	25,051
	Goodman Group	2,180,587	23,726
	Amcor plc GDR	1,789,980	20,787
	Aristocrat Leisure Ltd.	797,439	18,928
	Fortescue Metals Group Ltd.	1,896,485	17,867
	Santos Ltd.	3,650,640	17,821
	Coles Group Ltd.	1,508,783	15,775
	QBE Insurance Group Ltd.	1,761,335	13,800
	South32 Ltd.	5,561,948	12,761
	Brambles Ltd.	1,653,367	12,378
*	Telstra Group Ltd.	4,857,533	12,180
	Sonic Healthcare Ltd.	569,745	11,928
	Newcrest Mining Ltd. (XASX)	1,062,927	11,772
	James Hardie Industries plc GDR	529,797	11,567
	Scentre Group	6,151,184	11,448
	Suncorp Group Ltd.	1,503,509	10,998
	Computershare Ltd. (XASX)	637,963	10,327
*	Pilbara Minerals Ltd.	3,142,145	10,213
	ASX Ltd.	229,328	9,936
	Cochlear Ltd.	76,470	9,769
	APA Group	1,410,059	9,493
	Mineral Resources Ltd.	199,614	9,358
	Insurance Australia Group Ltd.	2,926,631	9,187
	Ramsay Health Care Ltd.	208,407	7,817
	Northern Star Resources Ltd.	1,357,472	7,576
		Shares	Market Value• ($000)
*	Lottery Corp. Ltd.	2,758,847	7,569
*	Xero Ltd.	150,232	7,460
	Origin Energy Ltd.	2,087,129	7,456
	Atlas Arteria Ltd.	1,733,158	7,296
	IGO Ltd.	743,264	7,269
	Treasury Wine Estates Ltd.	856,289	7,096
	WiseTech Global Ltd.	189,207	6,997
	Endeavour Group Ltd.	1,502,971	6,880
	Stockland	2,808,704	6,472
*	Allkem Ltd.	694,151	6,414
	Dexus (XASX)	1,268,861	6,323
	GPT Group	2,261,270	6,249
	Mirvac Group	4,672,047	6,190
	OZ Minerals Ltd.	388,847	6,021
	Medibank Pvt Ltd.	3,235,478	5,826
	SEEK Ltd.	421,363	5,800
*	Lynas Rare Earths Ltd.	1,073,056	5,723
	Whitehaven Coal Ltd.	984,493	5,719
	Washington H Soul Pattinson & Co. Ltd.	318,613	5,702
	BlueScope Steel Ltd.	565,201	5,692
	Vicinity Centres	4,508,934	5,621
	Incitec Pivot Ltd.	2,321,461	5,583
	carsales.com Ltd.	396,256	5,133
	Ampol Ltd.	285,671	4,983
	Aurizon Holdings Ltd.	2,089,060	4,841
	REA Group Ltd.	60,854	4,717
	Orica Ltd.	530,115	4,716
	Charter Hall Group	558,058	4,632
	Lendlease Corp. Ltd.	816,628	4,541
	Cleanaway Waste Management Ltd.	2,536,375	4,387
	ALS Ltd.	577,967	4,228
	IDP Education Ltd.	220,752	4,165
	Worley Ltd.	451,098	4,120
	Bendigo & Adelaide Bank Ltd.	667,599	3,854
*	Qantas Airways Ltd.	1,030,663	3,851
	Qube Holdings Ltd.	2,186,624	3,807
	JB Hi-Fi Ltd.	136,620	3,745
	Steadfast Group Ltd.	1,149,198	3,723
	Bank of Queensland Ltd.	771,033	3,631
	Challenger Ltd.	801,270	3,600
	AGL Energy Ltd.	788,805	3,437
*	AMP Ltd.	3,966,017	3,198
	Metcash Ltd.	1,180,919	3,100
	Altium Ltd.	133,211	3,008
45

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Domino's Pizza Enterprises Ltd.	73,063	2,979
*	NEXTDC Ltd.	558,678	2,964
	Ansell Ltd.	155,633	2,810
	Iluka Resources Ltd.	505,875	2,803
	Evolution Mining Ltd.	2,070,327	2,746
	Alumina Ltd.	3,062,521	2,647
*	Liontown Resources Ltd.	2,194,294	2,642
	Technology One Ltd.	336,982	2,592
	Reece Ltd.	254,039	2,523
	Nine Entertainment Co. Holdings Ltd.	1,875,218	2,476
	Downer EDI Ltd.	849,011	2,440
	National Storage REIT	1,449,594	2,426
	Shopping Centres Australasia Property Group	1,365,802	2,379
	nib holdings Ltd.	541,698	2,318
	Beach Energy Ltd.	2,180,996	2,230
	Breville Group Ltd.	175,400	2,223
	Charter Hall Long Wale REIT	755,905	2,108
*	Star Entertainment Grp Ltd.	1,098,460	2,066
	Seven Group Holdings Ltd.	173,323	2,032
	Orora Ltd.	1,042,759	2,024
	Reliance Worldwide Corp. Ltd.	964,069	1,981
*	Paladin Energy Ltd.	3,582,026	1,939
	Eagers Automotive Ltd.	238,679	1,892
[1]	Viva Energy Group Ltd.	1,041,319	1,890
	Harvey Norman Holdings Ltd.	710,178	1,889
*,2	Flight Centre Travel Group Ltd.	177,172	1,886
[2]	Pro Medicus Ltd.	52,710	1,878
	HomeCo Daily Needs REIT	2,219,098	1,816
	Perseus Mining Ltd.	1,556,844	1,813
	CSR Ltd.	608,691	1,803
*	Core Lithium Ltd.	2,018,255	1,784
	Bapcor Ltd.	411,164	1,739
	Premier Investments Ltd.	106,681	1,708
	Insignia Financial Ltd.	827,466	1,668
	Elders Ltd.	199,471	1,663
	Champion Iron Ltd.	550,540	1,656
	ARB Corp. Ltd.	87,762	1,630
*	Webjet Ltd.	481,096	1,625
	Tabcorp Holdings Ltd.	2,592,650	1,601
	Corporate Travel Management Ltd.	142,174	1,587
	Waypoint REIT Ltd.	903,787	1,578
	BWP Trust	602,093	1,575
	GrainCorp Ltd. Class A	291,675	1,568
	Nufarm Ltd.	439,276	1,566
	IRESS Ltd.	238,879	1,551
	Sims Ltd.	196,920	1,540
	Charter Hall Retail REIT	590,457	1,520
	Healius Ltd.	692,254	1,516
	Pendal Group Ltd.	470,488	1,478
	Super Retail Group Ltd.	217,411	1,430
	TPG Telecom Ltd.	440,590	1,382
	Lifestyle Communities Ltd.	121,882	1,368
[2]	InvoCare Ltd.	205,867	1,346
		Shares	Market Value• ($000)
	Link Administration Holdings Ltd.	602,429	1,317
	AUB Group Ltd.	96,784	1,281
	Centuria Industrial REIT	634,412	1,233
	Deterra Royalties Ltd.	467,442	1,227
*,3	AVZ Minerals Ltd.	2,673,048	1,200
	IPH Ltd.	187,426	1,192
*	Sayona Mining Ltd.	7,905,418	1,187
[2]	Perpetual Ltd.	74,138	1,181
	Ingenia Communities Group	469,290	1,178
*	Syrah Resources Ltd.	749,434	1,145
*	De Grey Mining Ltd.	1,688,159	1,142
	Sandfire Resources Ltd. (XASX)	509,641	1,135
	HUB24 Ltd.	69,366	1,125
*	EVENT Hospitality and Entertainment Ltd.	117,710	1,124
[1]	Coronado Global Resources Inc. GDR	921,807	1,100
	Abacus Property Group	607,923	1,090
	Chalice Mining Ltd.	397,645	1,086
[2]	Magellan Financial Group Ltd.	170,683	1,082
*	Lake Resources NL	1,595,522	1,076
	Johns Lyng Group Ltd.	253,914	1,056
	Gold Road Resources Ltd.	1,206,129	1,042
	Arena REIT	406,540	1,024
[2]	New Hope Corp. Ltd.	281,252	1,022
	Centuria Capital Group	946,055	1,019
	Charter Hall Social Infrastructure REIT	444,580	987
	Lovisa Holdings Ltd.	61,515	958
	Costa Group Holdings Ltd. (XASX)	582,107	947
	Brickworks Ltd.	65,957	934
	Credit Corp. Group Ltd.	76,470	909
	GUD Holdings Ltd.	174,713	899
	Collins Foods Ltd.	148,575	892
*,2	PolyNovo Ltd.	686,327	874
	Blackmores Ltd.	20,053	872
*	ioneer Ltd.	2,451,702	869
	McMillan Shakespeare Ltd.	103,199	865
	Monadelphous Group Ltd.	98,006	857
*	Telix Pharmaceuticals Ltd.	191,508	849
	Regis Resources Ltd.	867,804	846
	Rural Funds Group	515,545	841
*	West African Resources Ltd.	1,267,167	839
*,1	Life360 Inc. GDR	187,863	826
	Tassal Group Ltd.	245,037	814
*	Omni Bridgeway Ltd.	282,182	812
	Bega Cheese Ltd.	394,036	809
	Netwealth Group Ltd.	102,949	800
	NRW Holdings Ltd.	481,861	786
	Ventia Services Group Pty Ltd.	442,209	782
*	Karoon Energy Ltd.	571,581	777
*	Imugene Ltd.	6,841,831	763
	Genworth Mortgage Insurance Australia Ltd.	432,077	750
*	Silver Lake Resources Ltd.	1,049,020	743

46

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Capricorn Metals Ltd.	342,267	742
	Nickel Mines Ltd.	1,576,849	737
	Cromwell Property Group	1,605,241	720
	Data#3 Ltd.	163,173	719
	APM Human Services International Ltd.	334,803	701
	Boral Ltd.	375,400	692
*	Nanosonics Ltd.	260,639	683
	Platinum Asset Management Ltd.	594,501	681
*	Megaport Ltd.	171,086	664
	Centuria Office REIT	687,843	663
	GQG Partners Inc. GDR	707,793	649
*,2	Macquarie Telecom Group Ltd.	17,450	638
	Adbri Ltd.	624,402	630
	Growthpoint Properties Australia Ltd.	292,378	622
*	nearmap Ltd.	467,341	614
	Domain Holdings Australia Ltd.	288,103	614
	G8 Education Ltd.	979,362	605
*	Vulcan Energy Resources Ltd.	122,544	595
	United Malt Grp Ltd.	297,907	593
*	PEXA Group Ltd.	59,928	592
*	Jervois Global Ltd.	1,879,001	589
	Hansen Technologies Ltd.	186,082	586
	Austal Ltd.	358,175	570
[2]	Clinuvel Pharmaceuticals Ltd.	44,502	556
	Pinnacle Investment Management Group Ltd.	106,211	552
	Ramelius Resources Ltd.	1,114,660	523
	Imdex Ltd.	391,212	511
[2]	Home Consortium Ltd.	166,480	509
	Select Harvests Ltd.	148,977	505
*	Bellevue Gold Ltd.	1,062,770	502
	Jumbo Interactive Ltd.	57,338	499
*	BrainChip Holdings Ltd.	1,211,011	496
*	Perenti Global Ltd.	781,086	479
*	SiteMinder Ltd.	233,264	463
	Hotel Property Investments	231,409	460
*	Calix Ltd.	176,331	459
	Sigma Healthcare Ltd.	1,112,067	451
*	Mincor Resources NL	523,521	450
	oOh!media Ltd.	552,185	447
*	Novonix Ltd.	256,561	438
*	Temple & Webster Group Ltd.	122,895	437
*	Judo Capital Holdings Ltd.	573,739	428
	Praemium Ltd.	791,650	422
	Kelsian Group Ltd.	139,824	418
*	Leo Lithium Ltd.	1,046,258	413
*	OFX Group Ltd.	232,625	396
*	Cooper Energy Ltd.	2,896,527	390
*	Mesoblast Ltd.	663,736	388
	Myer Holdings Ltd.	933,601	379
*	Neometals Ltd.	534,003	378
*	Australian Agricultural Co. Ltd.	335,925	376
	GWA Group Ltd.	284,175	369
	Accent Group Ltd.	388,847	368
		Shares	Market Value• ($000)
	Australian Ethical Investment Ltd.	122,976	364
*	Tyro Payments Ltd.	371,566	363
*	Audinate Group Ltd.	69,315	361
	Dexus Industria REIT	213,043	361
	Dicker Data Ltd.	51,580	356
	Estia Health Ltd.	242,333	355
	29Metals Ltd.	297,578	352
*	Eclipx Group Ltd.	289,728	347
*	PointsBet Holdings Ltd.	258,353	336
	Infomedia Ltd.	426,775	335
	Integral Diagnostics Ltd.	198,768	334
	Codan Ltd.	133,368	330
	MyState Ltd.	124,369	325
	Nick Scali Ltd.	49,214	317
*	Mayne Pharma Group Ltd.	1,778,993	307
*	Seven West Media Ltd.	1,011,650	303
	GDI Property Group	591,218	298
[2]	Inghams Group Ltd.	183,955	298
*	St. Barbara Ltd.	904,188	294
[2]	Service Stream Ltd.	606,984	285
*	Aussie Broadband Ltd.	189,619	283
	Australian Clinical Labs Ltd.	130,562	283
	Emeco Holdings Ltd.	559,583	281
*,2	Zip Co. Ltd.	700,827	272
	SmartGroup Corp. Ltd.	85,971	271
	Baby Bunting Group Ltd.	148,688	266
	Australian Finance Group Ltd.	244,738	263
*	Incannex Healthcare Ltd.	1,529,453	244
*	Alkane Resources Ltd.	554,737	243
	Money3 Corp. Ltd.	179,057	224
*	Opthea Ltd.	359,081	223
*,2	Paradigm Biopharmaceuticals Ltd.	238,423	219
*	Superloop Ltd.	413,524	198
	Bravura Solutions Ltd.	250,852	196
	Appen Ltd.	119,671	194
	Pact Group Holdings Ltd.	202,727	186
*	Westgold Resources Ltd.	396,938	185
*	Carnarvon Energy Ltd.	1,961,981	182
*	Mount Gibson Iron Ltd.	729,086	175
*	Bubs Australia Ltd.	727,379	174
	Regis Healthcare Ltd.	124,653	163
	Jupiter Mines Ltd.	1,264,559	157
	Macmahon Holdings Ltd.	1,732,096	155
	SG Fleet Group Ltd.	119,815	154
	Southern Cross Media Group Ltd.	249,608	154
*,2	Kogan.com Ltd.	70,421	148
*,2	Resolute Mining Ltd.	1,149,510	147
	Cedar Woods Properties Ltd.	57,580	145
*,2	Starpharma Holdings Ltd. Class A	407,990	140
*	Fineos Corp. Ltd. GDR	144,735	139
*,2,3	Australian Strategic Materials Ltd.	106,962	138
*,2	City Chic Collective Ltd.	164,145	137
	Ardent Leisure Group Ltd.	428,976	134
*	Betmakers Technology Group Ltd.	720,130	126

47

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*,2	AMA Group Ltd.	745,778	116
	Humm Group Ltd.	369,560	113
	Navigator Global Investments Ltd.	155,460	111
*	Aurelia Metals Ltd.	1,297,631	87
*	EML Payments Ltd.	319,933	82
*	Nuix Ltd.	216,050	78
*	Andromeda Metals Ltd.	3,008,784	77
*	New Century Resources Ltd.	99,542	65
*	Sierra Rutile Holdings Ltd.	493,941	65
*	Redbubble Ltd.	195,951	64
[3]	BWX Ltd.	140,756	57
*	Dubber Corp. Ltd.	266,462	53
*,3	Bgp Holdings plc	15,642,708	50
*,3	Firefinch Ltd.	1,170,950	45
*,2	Electro Optic Systems Holdings Ltd.	120,473	39
*	Marley Spoon AG GDR	192,277	27
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	32,581	—
*,2	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	11,660	—
			1,545,646
China (0.0%)
*,2,3	China Fishery Group Ltd.	754,600	40
	Road King Infrastructure Ltd.	136,731	39
	Lee's Pharmaceutical Holdings Ltd.	202,772	36
			115
Hong Kong (5.9%)
	AIA Group Ltd.	14,277,512	108,149
	Hong Kong Exchanges & Clearing Ltd.	1,515,364	40,223
	Sun Hung Kai Properties Ltd.	1,685,474	18,113
	CK Hutchison Holdings Ltd.	3,196,559	15,912
	Techtronic Industries Co. Ltd.	1,573,656	14,901
	Link REIT	2,501,198	14,784
	BOC Hong Kong Holdings Ltd.	4,282,759	13,308
	CLP Holdings Ltd.	1,962,360	13,171
	CK Asset Holdings Ltd.	2,365,933	13,080
	Hang Seng Bank Ltd.	864,752	12,174
	Galaxy Entertainment Group Ltd.	2,567,062	11,728
	Jardine Matheson Holdings Ltd.	237,052	10,921
	Hong Kong & China Gas Co. Ltd.	13,047,260	10,056
	Power Assets Holdings Ltd.	1,657,707	7,926
	MTR Corp. Ltd.	1,706,186	7,508
	Wharf Real Estate Investment Co. Ltd.	1,884,283	7,424
	Lenovo Group Ltd.	9,026,000	7,214
	Hongkong Land Holdings Ltd.	1,320,947	5,085
*	Sands China Ltd.	2,876,336	5,028
[1]	WH Group Ltd.	9,395,593	4,745
	Sino Land Co. Ltd.	4,268,443	4,558
[1]	Budweiser Brewing Co. APAC Ltd.	2,016,100	4,243
		Shares	Market Value• ($000)
[1]	ESR Cayman Ltd.	2,436,841	4,156
	Wharf Holdings Ltd.	1,447,283	4,144
	Henderson Land Development Co. Ltd.	1,508,190	3,692
	Chow Tai Fook Jewellery Group Ltd.	2,149,818	3,681
	Swire Pacific Ltd. Class A	547,752	3,634
*,1	Samsonite International SA	1,572,197	3,378
	New World Development Co. Ltd.	1,648,539	3,372
	Want Want China Holdings Ltd.	5,065,220	3,327
	CK Infrastructure Holdings Ltd.	688,813	3,272
	Xinyi Glass Holdings Ltd.	2,427,640	3,120
	PRADA SpA	613,804	2,796
	Hang Lung Properties Ltd.	2,139,841	2,692
	Swire Properties Ltd.	1,278,435	2,457
	SITC International Holdings Co. Ltd.	1,396,586	2,287
	Orient Overseas International Ltd.	153,000	2,236
	ASM Pacific Technology Ltd.	386,636	2,127
	PCCW Ltd.	5,126,133	1,958
[1]	BOC Aviation Ltd.	264,525	1,770
	Swire Pacific Ltd. Class B	1,670,686	1,722
*	Vitasoy International Holdings Ltd.	946,304	1,616
*,2	AAC Technologies Holdings Inc.	867,257	1,589
	Hysan Development Co. Ltd.	695,571	1,516
	Hang Lung Group Ltd.	1,121,920	1,455
	L'Occitane International SA	553,873	1,360
	NWS Holdings Ltd.	1,901,887	1,349
	Pacific Basin Shipping Ltd.	5,506,236	1,333
[1]	Js Global Lifestyle Co. Ltd.	1,579,000	1,272
	Kerry Properties Ltd.	719,590	1,138
	Fortune REIT	1,771,996	1,131
	VTech Holdings Ltd.	207,350	1,104
	Bank of East Asia Ltd.	1,098,132	1,052
*	HUTCHMED China Ltd.	625,000	1,050
	Man Wah Holdings Ltd.	1,859,452	1,038
*,2	Cathay Pacific Airways Ltd.	1,130,504	1,025
	Yue Yuen Industrial Holdings Ltd.	932,158	948
	Dairy Farm International Holdings Ltd.	407,001	912
*	SJM Holdings Ltd.	2,878,798	898
	United Energy Group Ltd.	9,124,000	883
*	NagaCorp Ltd.	1,831,959	835
	Luk Fook Holdings International Ltd.	382,406	831
	Champion REIT	2,749,900	823
*,1	Sirnaomics Ltd.	100,450	750
	HKBN Ltd.	1,105,157	746
*	Wynn Macau Ltd.	1,846,429	736
	First Pacific Co. Ltd.	2,615,939	693

48

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Shangri-La Asia Ltd.	1,246,928	690
*	Theme International Holdings Ltd.	6,610,000	631
*,2	MMG Ltd.	3,156,286	622
	Johnson Electric Holdings Ltd.	556,019	573
*	Cowell e Holdings Inc.	439,000	537
	Cafe de Coral Holdings Ltd.	442,447	516
	Nexteer Automotive Group Ltd.	931,211	504
	Huabao International Holdings Ltd.	1,088,071	501
*	China Travel International Investment Hong Kong Ltd.	3,122,268	485
	Kerry Logistics Network Ltd.	304,111	483
*,2	Realord Group Holdings Ltd.	406,000	476
*	Melco International Development Ltd.	896,274	469
	Stella International Holdings Ltd.	484,500	469
	CITIC Telecom International Holdings Ltd.	1,461,470	432
	Sunlight REIT	1,344,089	428
*	Vobile Group Ltd.	1,773,000	423
*,1	Fosun Tourism Group	445,000	389
	LK Technology Holdings Ltd.	427,841	387
	K Wah International Holdings Ltd.	1,273,843	357
	Jinchuan Group International Resources Co. Ltd.	5,241,000	347
	VSTECS Holdings Ltd.	700,000	337
*	MGM China Holdings Ltd.	809,336	326
	SUNeVision Holdings Ltd.	611,000	324
*	Lifestyle International Holdings Ltd.	527,907	313
[2]	Hong Kong Technology Venture Co. Ltd.	597,142	312
	Prosperity REIT	1,407,661	298
	Dah Sing Financial Holdings Ltd.	149,860	297
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	237,000	265
	Far East Consortium International Ltd.	1,159,942	261
*,1	Hua Medicine	954,500	258
*	Esprit Holdings Ltd. (XHKG)	3,101,795	241
*	Shun Tak Holdings Ltd.	1,839,370	239
	Value Partners Group Ltd.	978,665	233
*	IGG Inc.	896,628	233
*,3	Convoy	10,860,141	231
	United Laboratories International Holdings Ltd.	533,873	224
	Sun Hung Kai & Co. Ltd.	614,182	214
	Dah Sing Banking Group Ltd.	359,556	214
		Shares	Market Value• ($000)
	Texhong Textile Group Ltd.	318,500	205
	EC Healthcare	397,000	205
	Chow Sang Sang Holdings International Ltd.	220,922	204
	Giordano International Ltd.	1,240,590	204
*	Haitong International Securities Group Ltd.	2,721,280	198
*	OCI International Holdings Ltd.	1,026,600	194
	Truly International Holdings Ltd.	1,535,603	188
*,2	C-Mer Eye Care Holdings Ltd.	444,000	184
*,1	Jacobio Pharmaceuticals Group Co. Ltd.	409,500	181
	SmarTone Telecommunications Holdings Ltd.	350,235	173
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,296,301	172
	Guotai Junan International Holdings Ltd.	2,336,336	166
	Dynam Japan Holdings Co. Ltd.	251,344	156
*	Apollo Future Mobility Group Ltd.	5,696,000	152
	Asia Cement China Holdings Corp.	430,500	150
*,1	Frontage Holdings Corp.	646,000	146
[1]	Crystal International Group Ltd.	529,500	135
*,1	FIT Hon Teng Ltd.	1,118,000	131
*,1	Antengene Corp. Ltd.	300,500	128
	Powerlong Real Estate Holdings Ltd.	1,435,000	117
	Singamas Container Holdings Ltd.	1,447,323	111
	Vesync Co. Ltd.	415,000	111
*	Sa Sa International Holdings Ltd.	1,012,953	107
*	Television Broadcasts Ltd.	301,247	104
	CITIC Resources Holdings Ltd.	2,328,000	102
*,1	Everest Medicines Ltd.	107,000	84
*	Digital Domain Holdings Ltd.	2,372,803	82
*	Chinese Estates Holdings Ltd.	447,000	81
*,1	JW Cayman Therapeutics Co. Ltd. (XHKG)	218,500	78
	Texwinca Holdings Ltd.	585,037	77
	CMBC Capital Holdings Ltd.	384,500	75
*,3	Brightoil	2,476,222	63
[1]	IMAX China Holding Inc.	102,275	59
	Glory Sun Financial Group Ltd.	25,772,000	59
*,1,2	VPower Group International Holdings Ltd.	832,000	57

49

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Powerlong Commercial Management Holdings Ltd.	179,000	55
*	Macau Legend Development Ltd.	517,505	14
*,3	MH Development NPV	366,000	—
*,3	Agritrade Resources Ltd.	2,330,000	—
			453,402
Japan (56.5%)
	Toyota Motor Corp.	14,505,425	201,257
	Sony Group Corp.	1,475,339	99,489
	Keyence Corp.	232,866	87,806
	Daiichi Sankyo Co. Ltd.	2,246,247	71,904
	Mitsubishi UFJ Financial Group Inc.	14,327,872	67,683
	KDDI Corp.	1,953,066	57,727
	SoftBank Group Corp.	1,250,570	53,682
	Nintendo Co. Ltd.	1,253,950	50,909
	Recruit Holdings Co. Ltd.	1,648,266	50,719
	Hitachi Ltd.	1,090,728	49,491
	Shin-Etsu Chemical Co. Ltd.	468,150	48,655
	Takeda Pharmaceutical Co. Ltd.	1,801,724	47,582
	Daikin Industries Ltd.	316,073	47,344
	Tokyo Electron Ltd.	176,084	46,327
	Honda Motor Co. Ltd.	2,019,786	46,056
	Sumitomo Mitsui Financial Group Inc.	1,547,488	43,456
	ITOCHU Corp.	1,596,892	41,271
	Mitsui & Co. Ltd.	1,862,857	41,224
	Tokio Marine Holdings Inc.	2,255,772	40,841
	Hoya Corp.	422,546	39,280
	Nippon Telegraph & Telephone Corp.	1,410,486	38,902
	Mitsubishi Corp.	1,414,221	38,310
	Fast Retailing Co. Ltd.	61,880	34,476
	Seven & i Holdings Co. Ltd.	918,649	34,292
	Mizuho Financial Group Inc.	3,025,037	32,717
	Murata Manufacturing Co. Ltd.	678,779	32,133
	Softbank Corp.	3,254,767	32,106
	Olympus Corp.	1,497,920	31,583
	Nidec Corp.	550,666	30,278
	Oriental Land Co. Ltd.	224,790	30,106
	Astellas Pharma Inc.	2,181,401	30,099
	FANUC Corp.	229,068	29,974
	SMC Corp.	67,029	26,906
	Denso Corp.	535,503	26,569
	Fujitsu Ltd.	221,682	25,506
	Central Japan Railway Co.	216,352	25,048
	Canon Inc.	1,168,711	24,774
	Bridgestone Corp.	682,028	24,667
	Terumo Corp.	785,932	23,852
	Japan Tobacco Inc.	1,412,869	23,662
	East Japan Railway Co.	429,745	22,899
	Komatsu Ltd.	1,090,237	21,358
	ORIX Corp.	1,427,711	20,970
	Mitsui Fudosan Co. Ltd.	1,084,260	20,762
	Mitsubishi Electric Corp.	2,322,914	20,438
	Kao Corp.	543,525	20,302
	FUJIFILM Holdings Corp.	420,887	19,256
		Shares	Market Value• ($000)
	Eisai Co. Ltd.	313,134	18,883
	Dai-ichi Life Holdings Inc.	1,168,595	18,561
	Suzuki Motor Corp.	538,847	18,218
	Panasonic Corp.	2,529,635	18,018
	Chugai Pharmaceutical Co. Ltd.	775,438	17,968
	Kubota Corp.	1,286,005	17,939
	Kyocera Corp.	362,892	17,574
	Toshiba Corp.	502,858	17,450
	Japan Post Holdings Co. Ltd.	2,577,121	17,330
	Sumitomo Corp.	1,333,101	16,949
	Mitsubishi Estate Co. Ltd.	1,345,859	16,925
	Asahi Group Holdings Ltd.	581,754	16,278
	Marubeni Corp.	1,839,843	16,106
	Otsuka Holdings Co. Ltd.	501,021	16,060
	Shiseido Co. Ltd.	462,038	15,958
	Sompo Holdings Inc.	378,820	15,794
	Ajinomoto Co. Inc.	570,034	15,678
	Aeon Co. Ltd.	838,038	15,630
	Bandai Namco Holdings Inc.	234,543	15,504
	Daiwa House Industry Co. Ltd.	761,670	15,346
	Shionogi & Co. Ltd.	324,107	15,051
	M3 Inc.	503,388	15,001
	MS&AD Insurance Group Holdings Inc.	549,668	14,556
	Shimano Inc.	92,233	14,272
	Unicharm Corp.	462,234	14,048
	Nippon Steel Corp.	978,016	13,417
	TDK Corp.	427,781	13,363
	Secom Co. Ltd.	229,497	13,075
	Kirin Holdings Co. Ltd.	889,401	13,074
	Lasertec Corp.	91,446	12,849
	Sumitomo Mitsui Trust Holdings Inc.	429,136	12,346
	Sysmex Corp.	229,311	12,342
	Obic Co. Ltd.	81,988	12,303
*	Renesas Electronics Corp.	1,457,663	12,194
	Advantest Corp.	229,649	12,089
	Mitsubishi Heavy Industries Ltd.	345,239	11,891
	Inpex Corp.	1,178,232	11,891
	Ono Pharmaceutical Co. Ltd.	502,601	11,828
	Kikkoman Corp.	217,399	11,781
	Nomura Holdings Inc.	3,548,714	11,483
	Subaru Corp.	730,248	11,414
	ENEOS Holdings Inc.	3,443,059	11,357
	Sekisui House Ltd.	670,925	11,139
	NTT Data Corp.	751,357	10,883
	Sumitomo Realty & Development Co. Ltd.	472,820	10,844
	West Japan Railway Co.	273,457	10,842
	NEC Corp.	316,359	10,472
[2]	Nippon Yusen KK	575,177	10,419
	Nomura Research Institute Ltd.	464,539	10,280
	Omron Corp.	217,689	10,153
	Toyota Industries Corp.	191,872	9,884
	Resona Holdings Inc.	2,600,313	9,800
	Nitto Denko Corp.	179,547	9,460
	Asahi Kasei Corp.	1,465,616	9,397

50

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sumitomo Electric Industries Ltd.	895,803	9,361
	Tokyo Gas Co. Ltd.	504,134	9,010
	Toyota Tsusho Corp.	263,807	8,855
	Toray Industries Inc.	1,802,178	8,754
	Yakult Honsha Co. Ltd.	155,130	8,594
	Shimadzu Corp.	325,740	8,581
	Yaskawa Electric Corp.	304,120	8,421
	Japan Exchange Group Inc.	631,984	8,305
	Z Holdings Corp.	3,117,488	8,045
	Nitori Holdings Co. Ltd.	88,737	8,041
	Disco Corp.	33,371	7,982
	Nippon Building Fund Inc.	1,793	7,970
	Nexon Co. Ltd.	474,614	7,942
	Pan Pacific International Holdings Corp.	478,808	7,858
	Sumitomo Metal Mining Co. Ltd.	278,663	7,811
	Mitsui OSK Lines Ltd.	393,295	7,785
	Daito Trust Construction Co. Ltd.	78,322	7,756
	Nippon Paint Holdings Co. Ltd.	1,205,249	7,681
	Dentsu Group Inc.	245,673	7,641
	Hankyu Hanshin Holdings Inc.	257,235	7,640
	TIS Inc.	277,875	7,492
	Yamaha Motor Co. Ltd.	360,144	7,434
	Nissan Motor Co. Ltd.	2,301,930	7,337
	Kintetsu Group Holdings Co. Ltd.	216,954	7,332
	Isuzu Motors Ltd.	616,854	7,254
	MINEBEA MITSUMI Inc.	486,899	7,196
	MISUMI Group Inc.	336,711	7,172
	Nissan Chemical Corp.	155,242	6,988
	AGC Inc.	222,924	6,985
	Trend Micro Inc.	138,022	6,960
	Kyowa Kirin Co. Ltd.	293,702	6,917
	Osaka Gas Co. Ltd.	465,865	6,898
	Yamaha Corp.	180,161	6,802
	Mitsubishi Chemical Holdings Corp.	1,504,846	6,798
	Rohm Co. Ltd.	96,419	6,775
	Daiwa Securities Group Inc.	1,734,876	6,769
	Hamamatsu Photonics KK	149,539	6,765
	Chubu Electric Power Co. Inc.	827,602	6,737
	SG Holdings Co. Ltd.	505,800	6,702
	Tokyu Corp.	577,301	6,657
	Kansai Electric Power Co. Inc.	866,116	6,561
	MEIJI Holdings Co. Ltd.	159,399	6,559
	Japan Real Estate Investment Corp.	1,518	6,361
	Dai Nippon Printing Co. Ltd.	309,780	6,205
	T&D Holdings Inc.	618,355	6,116
	Capcom Co. Ltd.	219,036	6,092
	Nomura Real Estate Master Fund Inc.	5,311	6,059
	Idemitsu Kosan Co. Ltd.	276,722	6,055
*	Tokyo Electric Power Co. Holdings Inc.	1,857,707	6,052
		Shares	Market Value• ($000)
	Sumitomo Chemical Co. Ltd.	1,794,230	6,042
	Japan Metropolitan Fund Investment	8,126	5,987
	Taisei Corp.	218,490	5,952
	Yamato Holdings Co. Ltd.	397,900	5,893
	Nippon Prologis REIT Inc.	2,722	5,712
	Fuji Electric Co. Ltd.	146,700	5,672
	Tobu Railway Co. Ltd.	244,199	5,649
	JFE Holdings Inc.	611,804	5,605
	Aisin Corp.	211,052	5,418
	Daifuku Co. Ltd.	116,264	5,322
	MatsukiyoCocokara & Co.	145,849	5,310
	Makita Corp.	288,115	5,265
	Nissin Foods Holdings Co. Ltd.	80,725	5,225
	GLP J-REIT	5,004	5,190
	SBI Holdings Inc.	283,072	5,113
	Daiwa House REIT Investment Corp.	2,519	5,084
	Obayashi Corp.	789,929	5,070
	Yokogawa Electric Corp.	300,064	5,017
	Ricoh Co. Ltd.	683,404	5,008
	Hirose Electric Co. Ltd.	38,511	4,996
	TOPPAN Inc.	333,172	4,969
	Sekisui Chemical Co. Ltd.	396,660	4,954
	Konami Holdings Corp.	112,906	4,949
	Suntory Beverage & Food Ltd.	147,814	4,945
	Kajima Corp.	520,242	4,897
	SUMCO Corp.	386,252	4,896
	TOTO Ltd.	170,066	4,851
	Lixil Corp.	320,302	4,838
	Kurita Water Industries Ltd.	130,964	4,794
	Keio Corp.	136,325	4,780
	BayCurrent Consulting Inc.	168,470	4,727
	Toho Co. Ltd. (XTKS)	131,999	4,694
	Brother Industries Ltd.	272,357	4,640
	Mazda Motor Corp.	687,232	4,627
[2]	Kawasaki Kisen Kaisha Ltd.	302,542	4,588
	Seiko Epson Corp.	329,113	4,468
	Keisei Electric Railway Co. Ltd.	168,252	4,466
	Rakuten Group Inc.	985,865	4,401
	Odakyu Electric Railway Co. Ltd.	366,756	4,360
	Ibiden Co. Ltd.	127,779	4,307
	Square Enix Holdings Co. Ltd.	95,554	4,264
	Orix JREIT Inc.	3,166	4,248
	NGK Spark Plug Co. Ltd.	232,587	4,243
	MonotaRO Co. Ltd.	277,516	4,213
	Persol Holdings Co. Ltd.	208,911	4,183
	Concordia Financial Group Ltd.	1,353,833	4,131
	Azbil Corp.	151,896	4,128
	CyberAgent Inc.	500,612	4,113
	NIPPON Experes Holding Inc.	81,651	4,103
	Toyo Suisan Kaisha Ltd.	108,775	4,081
	Hoshizaki Corp.	142,312	4,077

51

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kyushu Railway Co.	194,170	4,061
	Chiba Bank Ltd.	735,766	4,031
	Asahi Intecc Co. Ltd.	234,852	4,001
	Sojitz Corp.	271,053	3,996
	JSR Corp.	206,968	3,933
	Taiyo Yuden Co. Ltd.	144,281	3,926
	Mitsui Chemicals Inc.	210,988	3,905
	Otsuka Corp.	122,174	3,848
	Koito Manufacturing Co. Ltd.	270,842	3,845
	USS Co. Ltd.	253,657	3,827
	Kobayashi Pharmaceutical Co. Ltd.	71,614	3,800
	United Urban Investment Corp.	3,558	3,764
	Shizuoka Financial Group Inc.	592,899	3,744
	GMO Payment Gateway Inc.	51,992	3,739
	Tokyu Fudosan Holdings Corp.	734,319	3,726
	Isetan Mitsukoshi Holdings Ltd.	418,713	3,719
	Kose Corp.	37,166	3,710
	Nikon Corp.	383,304	3,707
	NGK Insulators Ltd.	315,505	3,681
	Marui Group Co. Ltd.	224,458	3,672
	Tosoh Corp.	335,573	3,651
	Nagoya Railroad Co. Ltd.	237,650	3,641
	Rohto Pharmaceutical Co. Ltd.	116,547	3,626
	Oji Holdings Corp.	1,045,009	3,623
	Ebara Corp.	111,430	3,621
	Hulic Co. Ltd.	494,541	3,593
	Nihon M&A Center Holdings Inc.	317,924	3,587
[2]	Kobe Bussan Co. Ltd.	164,800	3,575
*	ANA Holdings Inc.	181,701	3,532
	Japan Post Insurance Co. Ltd.	236,176	3,496
	Advance Residence Investment Corp.	1,498	3,488
	Nisshin Seifun Group Inc.	314,805	3,402
	Nippon Shinyaku Co. Ltd.	61,160	3,386
	Fukuoka Financial Group Inc.	198,026	3,370
	IHI Corp.	149,765	3,340
	Tokyo Tatemono Co. Ltd.	240,039	3,301
	Hikari Tsushin Inc.	27,295	3,297
	Haseko Corp.	315,491	3,249
	Japan Post Bank Co. Ltd.	484,103	3,226
	Mitsubishi HC Capital Inc. (XTKS)	751,329	3,224
	Asics Corp.	209,105	3,204
*	Japan Airlines Co. Ltd.	170,241	3,180
	Keikyu Corp.	309,204	3,174
	Showa Denko KK	216,966	3,167
	Shimizu Corp.	633,048	3,159
	Lion Corp.	308,221	3,115
	JGC Holdings Corp.	258,014	3,103
	Keihan Holdings Co. Ltd.	120,243	3,093
	Kawasaki Heavy Industries Ltd.	181,255	3,083
	Bank of Kyoto Ltd.	85,235	3,072
		Shares	Market Value• ($000)
	Nomura Real Estate Holdings Inc.	135,720	3,068
	TechnoPro Holdings Inc.	127,123	3,050
	Yamada Denki Co. Ltd.	933,773	3,009
	Japan Prime Realty Investment Corp.	1,108	3,009
	Skylark Holdings Co. Ltd.	279,967	2,987
	Zensho Holdings Co. Ltd.	119,070	2,972
	Santen Pharmaceutical Co. Ltd.	434,207	2,971
	Open House Co. Ltd.	83,524	2,971
	Rinnai Corp.	43,436	2,956
	NOF Corp.	84,672	2,912
	Kuraray Co. Ltd.	416,567	2,865
	Japan Hotel REIT Investment Corp.	5,437	2,865
	Stanley Electric Co. Ltd.	167,749	2,852
	SCREEN Holdings Co. Ltd.	51,917	2,850
	Nabtesco Corp.	133,821	2,842
	NSK Ltd.	535,610	2,831
	Electric Power Development Co. Ltd.	202,608	2,818
	NH Foods Ltd.	117,560	2,802
	Tsuruha Holdings Inc.	47,531	2,761
	Mitsubishi Gas Chemical Co. Inc.	215,890	2,743
	ZOZO Inc.	129,268	2,743
	Activia Properties Inc.	922	2,731
	Kansai Paint Co. Ltd.	208,686	2,723
	Amada Co. Ltd.	384,869	2,707
	Kyushu Electric Power Co. Inc.	544,278	2,695
	Sumitomo Forestry Co. Ltd.	172,286	2,695
	Nankai Electric Railway Co. Ltd.	132,390	2,678
*	Japan Airport Terminal Co. Ltd.	62,383	2,670
	Itochu Techno-Solutions Corp.	115,014	2,666
	Nippon Sanso Holdings Corp.	167,432	2,666
	Sekisui House REIT Inc.	4,916	2,649
	Aozora Bank Ltd.	153,221	2,636
	Ryohin Keikaku Co. Ltd.	276,000	2,597
	Kakaku.com Inc.	153,069	2,589
	Sumitomo Heavy Industries Ltd.	134,803	2,555
	Koei Tecmo Holdings Co. Ltd.	169,186	2,553
*	Mitsubishi Motors Corp.	751,191	2,531
	Mitsubishi Materials Corp.	191,768	2,507
	Hakuhodo DY Holdings Inc.	296,343	2,497
	Welcia Holdings Co. Ltd.	119,464	2,497
	Yokohama Rubber Co. Ltd.	159,212	2,490
	Alfresa Holdings Corp.	215,600	2,482
	Hitachi Construction Machinery Co. Ltd.	126,537	2,476
	Tokyo Century Corp.	72,383	2,469
	Goldwin Inc.	46,632	2,435
	Hitachi Transport System Ltd.	40,499	2,424
	Miura Co. Ltd.	119,043	2,424

52

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Denka Co. Ltd.	104,571	2,422
	J Front Retailing Co. Ltd.	298,238	2,411
	SCSK Corp.	162,415	2,396
	Air Water Inc.	214,169	2,391
	Industrial & Infrastructure Fund Investment Corp.	2,263	2,390
	Tohoku Electric Power Co. Inc.	566,840	2,381
	Sega Sammy Holdings Inc.	185,967	2,379
	Cosmo Energy Holdings Co. Ltd.	92,309	2,378
	THK Co. Ltd.	136,299	2,377
	Mebuki Financial Group Inc.	1,219,170	2,371
	Ito En Ltd.	66,834	2,354
	Nifco Inc.	101,210	2,351
	Casio Computer Co. Ltd.	269,360	2,341
	LaSalle Logiport REIT	2,182	2,329
	Oracle Corp. Japan	43,617	2,324
	SHO-BOND Holdings Co. Ltd.	53,486	2,314
	Cosmos Pharmaceutical Corp.	23,726	2,295
	Iida Group Holdings Co. Ltd.	164,838	2,289
	Japan Logistics Fund Inc.	1,068	2,288
	Nippon Accommodations Fund Inc.	534	2,274
	Kamigumi Co. Ltd.	118,585	2,255
	Seibu Holdings Inc.	250,104	2,239
	AEON REIT Investment Corp.	2,071	2,230
	Hisamitsu Pharmaceutical Co. Inc.	89,903	2,218
	Zenkoku Hosho Co. Ltd.	66,965	2,210
	COMSYS Holdings Corp.	133,691	2,190
	Sanwa Holdings Corp.	252,374	2,174
	Iwatani Corp.	59,011	2,173
	Kenedix Office Investment Corp.	952	2,169
	Ulvac Inc.	54,975	2,167
	Medipal Holdings Corp.	172,951	2,144
	Takashimaya Co. Ltd.	172,957	2,140
	Sohgo Security Services Co. Ltd.	85,789	2,138
	Alps Alpine Co. Ltd.	247,620	2,127
	Teijin Ltd.	232,306	2,109
*	Park24 Co. Ltd.	157,712	2,102
	Mori Hills REIT Investment Corp.	1,913	2,095
	Suzuken Co. Ltd.	93,393	2,079
	Nihon Kohden Corp.	92,151	2,063
	NET One Systems Co. Ltd.	100,012	2,054
	Toyo Seikan Group Holdings Ltd.	179,431	2,052
	Shimamura Co. Ltd.	25,351	2,050
	Credit Saison Co. Ltd.	190,525	2,036
	Food & Life Cos. Ltd.	120,368	2,025
	Mitsui Fudosan Logistics Park Inc.	610	2,024
	Toho Gas Co. Ltd.	108,382	2,019
	Nichirei Corp.	129,301	2,011
		Shares	Market Value• ($000)
	Internet Initiative Japan Inc.	127,792	2,006
	Shinko Electric Industries Co. Ltd.	83,193	1,999
	Sanrio Co. Ltd.	74,176	1,978
	JTEKT Corp.	279,210	1,971
	Kadokawa Corp.	109,788	1,966
	Kewpie Corp.	123,674	1,952
*	SHIFT Inc.	12,500	1,952
	Fujikura Ltd.	328,122	1,943
	Fujitec Co. Ltd.	97,540	1,937
	Frontier Real Estate Investment Corp.	547	1,931
	Sankyu Inc.	64,568	1,925
	Kagome Co. Ltd.	96,134	1,921
	Sundrug Co. Ltd.	82,593	1,921
	Taisho Pharmaceutical Holdings Co. Ltd.	53,010	1,912
	Horiba Ltd.	46,420	1,904
	Hulic REIT Inc.	1,624	1,902
	Sumitomo Rubber Industries Ltd.	221,245	1,898
	Invincible Investment Corp.	6,014	1,888
	Kaneka Corp.	75,530	1,873
	Daicel Corp.	327,879	1,871
	Taiheiyo Cement Corp.	137,236	1,865
	Calbee Inc.	92,050	1,849
	INFRONEER Holdings Inc.	266,595	1,848
	Ship Healthcare Holdings Inc.	95,810	1,838
	EXEO Group Inc.	125,284	1,836
	Hachijuni Bank Ltd.	575,306	1,835
	Daiwa Securities Living Investments Corp.	2,361	1,833
	Lawson Inc.	56,971	1,820
	Nishi-Nippon Railroad Co. Ltd.	92,647	1,817
	Nippon Gas Co. Ltd.	124,551	1,809
	Tsumura & Co.	86,465	1,806
	Jeol Ltd.	49,224	1,801
	Relo Group Inc.	127,616	1,799
	Mitsubishi Logistics Corp.	82,000	1,799
	Tokyu REIT Inc.	1,246	1,775
	Kenedix Residential Next Investment Corp.	1,211	1,775
	ADEKA Corp.	118,438	1,771
	Nihon Unisys Ltd.	81,599	1,763
	Comforia Residential REIT Inc.	823	1,747
	Sapporo Holdings Ltd.	79,008	1,743
	Penta-Ocean Construction Co. Ltd.	349,575	1,739
	Tokyo Ohka Kogyo Co. Ltd.	40,316	1,738
	Anritsu Corp.	172,553	1,737
*	Money Forward Inc.	60,501	1,712
	Konica Minolta Inc.	559,841	1,706
	Dowa Holdings Co. Ltd.	53,429	1,696
	Nippon Electric Glass Co. Ltd.	97,764	1,693
	Pigeon Corp.	129,195	1,692
	Furukawa Electric Co. Ltd.	109,573	1,690
	House Foods Group Inc.	90,254	1,688
	Nippon Kayaku Co. Ltd.	212,418	1,687

53

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Chugoku Electric Power Co. Inc.	359,267	1,686
	NTT UD REIT Investment Corp.	1,706	1,671
	Japan Steel Works Ltd.	80,681	1,666
	Sankyo Co. Ltd.	50,278	1,660
	DIC Corp.	98,419	1,652
	Daiseki Co. Ltd.	53,284	1,646
	Yamazaki Baking Co. Ltd.	161,441	1,645
	Sugi Holdings Co. Ltd.	40,931	1,642
	Fancl Corp.	86,268	1,634
	Fujitsu General Ltd.	71,440	1,630
	Hirogin Holdings Inc.	393,826	1,625
	Coca-Cola Bottlers Japan Holdings Inc.	176,099	1,591
	Kobe Steel Ltd.	387,706	1,590
	Meitec Corp.	94,343	1,589
	DMG Mori Co. Ltd.	136,924	1,585
	NSD Co. Ltd.	92,752	1,585
	Nagase & Co. Ltd.	116,185	1,583
	Pilot Corp.	40,384	1,570
	Daiwabo Holdings Co. Ltd.	121,480	1,567
	Yamaguchi Financial Group Inc.	296,804	1,563
	K's Holdings Corp	198,360	1,554
	Tokai Carbon Co. Ltd.	237,786	1,552
	Ushio Inc.	149,037	1,548
	SMS Co. Ltd.	67,068	1,539
	Aeon Mall Co. Ltd.	140,901	1,533
	Bic Camera Inc.	197,193	1,533
	Ube Industries Ltd.	118,500	1,528
	Jafco Co. Ltd.	98,865	1,517
	Nippon Light Metal Holdings Co. Ltd.	155,434	1,515
	Japan Excellent Inc.	1,635	1,512
	Zeon Corp.	179,314	1,511
[2]	Sotetsu Holdings Inc.	99,438	1,506
	AEON Financial Service Co. Ltd.	153,831	1,505
	Mabuchi Motor Co. Ltd.	55,361	1,502
[2]	Aica Kogyo Co. Ltd.	69,855	1,501
	Kinden Corp.	147,221	1,498
	Maruichi Steel Tube Ltd.	78,727	1,486
	Seven Bank Ltd.	820,072	1,479
	NIPPON REIT Investment Corp.	599	1,479
	Katitas Co. Ltd.	66,000	1,477
	Toyo Tire Corp.	125,430	1,471
	Iyogin Holdings Inc.	312,825	1,468
	DeNA Co. Ltd.	112,335	1,465
	Takara Holdings Inc.	209,179	1,455
	Toyoda Gosei Co. Ltd.	90,959	1,454
	Gunma Bank Ltd.	532,872	1,453
	Mitsubishi Estate Logistics REIT Investment Corp.	489	1,447
	Mitsui Mining & Smelting Co. Ltd.	71,245	1,439
[2]	Sharp Corp.	239,015	1,434
	Sumitomo Dainippon Pharma Co. Ltd.	205,462	1,431
	Kokuyo Co. Ltd.	114,707	1,423
	Toda Corp.	284,020	1,420
	GS Yuasa Corp.	92,838	1,413
	Daiwa Office Investment Corp.	299	1,413
	Rengo Co. Ltd.	254,026	1,411
		Shares	Market Value• ($000)
	Citizen Watch Co. Ltd.	332,281	1,395
*	Hino Motors Ltd.	329,956	1,371
	Topcon Corp.	124,614	1,363
	Hoshino Resorts REIT Inc.	286	1,358
	Kenedix Retail REIT Corp.	750	1,348
	Chugin Financial Group Inc.	222,301	1,340
	Heiwa Real Estate REIT Inc.	1,290	1,337
	Ain Holdings Inc.	31,807	1,336
	Fuji Corp.	101,136	1,335
	Toagosei Co. Ltd.	173,714	1,335
	Daiichikosho Co. Ltd.	46,407	1,331
	Yoshinoya Holdings Co. Ltd.	84,602	1,330
	Amano Corp.	77,480	1,326
	Mitsui High-Tec Inc.	25,388	1,312
	Canon Marketing Japan Inc.	61,989	1,308
	Ezaki Glico Co. Ltd.	58,158	1,308
	ABC-Mart Inc.	29,266	1,304
	Macnica Fuji Electronics Holdings Inc.	65,159	1,303
	Kureha Corp.	20,226	1,299
[2]	Kyushu Financial Group Inc.	512,591	1,296
	Descente Ltd.	53,888	1,293
	Sawai Group Holdings Co. Ltd.	44,748	1,292
	H.U. Group Holdings Inc.	69,042	1,285
	Benesse Holdings Inc.	86,818	1,281
	GMO internet Inc.	74,312	1,281
	Fuji Soft Inc.	23,503	1,279
	Dexerials Corp.	54,880	1,278
	Hitachi Zosen Corp.	221,534	1,277
	Rakus Co. Ltd	115,001	1,277
	Mizuho Leasing Co. Ltd.	58,566	1,276
	Nippon Shokubai Co. Ltd.	35,452	1,272
	Inabata & Co. Ltd.	76,898	1,270
	NOK Corp.	154,029	1,260
	Hazama Ando Corp.	216,859	1,257
	Kyoritsu Maintenance Co. Ltd.	30,488	1,256
	Tokyo Seimitsu Co. Ltd.	41,721	1,255
	TS Tech Co. Ltd.	120,022	1,255
	Inaba Denki Sangyo Co. Ltd.	67,160	1,254
	Morinaga Milk Industry Co. Ltd.	44,113	1,252
	FP Corp.	52,286	1,244
	OSG Corp.	96,997	1,233
	Asahi Holdings Inc.	96,716	1,233
	OKUMA Corp.	36,340	1,216
	Mani Inc.	83,215	1,212
*	PeptiDream Inc.	110,730	1,211
	As One Corp.	28,384	1,210
	Seino Holdings Co. Ltd.	156,810	1,205
	Resorttrust Inc.	77,894	1,199
	Sakata Seed Corp.	36,350	1,198
	Nippon Suisan Kaisha Ltd.	334,975	1,193
	Shinsei Bank Ltd.	80,035	1,191
*	RENOVA Inc.	54,000	1,185
	Duskin Co. Ltd.	60,895	1,168
[2]	77 Bank Ltd.	96,070	1,164

54

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Wacoal Holdings Corp.	72,167	1,162
	Menicon Co. Ltd.	68,084	1,162
	Digital Garage Inc.	48,348	1,158
	Fuyo General Lease Co. Ltd.	20,811	1,157
	Nikkon Holdings Co. Ltd.	73,953	1,155
	Tomy Co. Ltd.	131,386	1,154
	Kanematsu Corp.	116,514	1,153
	NHK Spring Co. Ltd.	208,041	1,153
	Nichias Corp.	73,739	1,138
	DCM Holdings Co. Ltd.	142,862	1,113
	Kotobuki Spirits Co. Ltd.	21,613	1,108
	Morinaga & Co. Ltd.	44,310	1,108
	JCR Pharmaceuticals Co. Ltd.	74,432	1,106
	Hokuhoku Financial Group Inc.	183,705	1,104
	Heiwa Corp.	68,256	1,101
	Tokuyama Corp.	94,382	1,101
	Mori Trust Sogo REIT Inc.	1,092	1,090
	Nishi-Nippon Financial Holdings Inc.	213,342	1,088
	Yamato Kogyo Co. Ltd.	37,354	1,085
	Tsubakimoto Chain Co.	50,644	1,084
	Pola Orbis Holdings Inc.	97,552	1,077
	Maruwa Co. Ltd.	9,162	1,076
	Outsourcing Inc.	137,530	1,071
	Fukuoka REIT Corp.	906	1,058
	Yaoko Co. Ltd.	24,301	1,057
	Benefit One Inc.	76,380	1,057
	Glory Ltd.	68,043	1,049
	Daishi Hokuetsu Financial Group Inc.	59,348	1,048
[2]	TOKAI Holdings Corp.	175,375	1,047
	Takeuchi Manufacturing Co. Ltd.	51,841	1,045
[2]	Central Glass Co. Ltd.	44,116	1,042
	Japan Elevator Service Holdings Co. Ltd.	88,000	1,038
	Hanwa Co. Ltd.	42,529	1,029
	Toho Holdings Co. Ltd.	75,660	1,029
	PALTAC Corp.	36,052	1,024
	Daido Steel Co. Ltd.	39,445	1,023
	DTS Corp.	42,612	1,013
	Acom Co. Ltd.	461,926	1,009
	Lintec Corp.	67,267	1,009
	Nisshinbo Holdings Inc.	144,211	1,000
	Okumura Corp.	52,785	998
	Colowide Co. Ltd.	81,237	997
	Heiwa Real Estate Co. Ltd.	35,835	994
	Hankyu Hanshin REIT Inc.	954	990
	Toyota Boshoku Corp.	77,426	985
	Mirait Holdings Corp.	102,138	982
	Shoei Co. Ltd.	26,600	981
	NTN Corp.	543,617	968
	Toei Co. Ltd.	7,868	966
	Nipro Corp.	127,448	961
	Fuji Oil Holdings Inc.	60,990	960
	Sumitomo Bakelite Co. Ltd.	35,350	957
	Takasago Thermal Engineering Co. Ltd.	78,698	957
	Round One Corp.	224,303	954
	Toridoll Holdings Corp.	48,900	951
		Shares	Market Value• ($000)
	OBIC Business Consultants Co. Ltd.	33,006	949
	EDION Corp.	118,957	944
	Kaken Pharmaceutical Co. Ltd.	36,739	940
	Nippon Soda Co. Ltd.	31,472	939
	Tadano Ltd.	153,066	936
	Shiga Bank Ltd.	54,864	929
*	Shochiku Co. Ltd.	11,656	925
	Izumi Co. Ltd.	45,815	924
	Japan Petroleum Exploration Co. Ltd.	35,537	923
	CKD Corp.	74,345	912
	Kyudenko Corp.	42,818	908
	Toyobo Co. Ltd.	129,692	906
	Fujimi Inc.	21,610	902
	KH Neochem Co. Ltd.	52,637	898
	Shikoku Electric Power Co. Inc.	186,125	895
*	Atom Corp.	167,951	892
	H2O Retailing Corp.	105,800	890
	Aiful Corp.	325,542	887
	Infomart Corp.	274,232	887
	Kusuri no Aoki Holdings Co. Ltd.	18,326	883
*	Sansan Inc.	88,685	879
	NEC Networks & System Integration Corp.	81,785	876
	Milbon Co. Ltd.	21,014	866
	Mixi Inc.	54,842	860
	C Uyemura & Co. Ltd.	18,800	860
	Systena Corp.	305,620	857
	Gakken Holdings Co. Ltd.	129,012	851
	Fuji Kyuko Co. Ltd.	27,093	838
	NS Solutions Corp.	36,148	831
	Information Services International-Dentsu Ltd.	26,892	822
	Japan Material Co. Ltd.	62,436	822
	Itoham Yonekyu Holdings Inc.	182,836	818
	JMDC Inc.	23,100	818
*,2	W-Scope Corp.	63,083	815
	Japan Aviation Electronics Industry Ltd.	52,291	814
	Hokuetsu Corp.	156,756	813
	San-In Godo Bank Ltd.	170,798	813
	Sumitomo Osaka Cement Co. Ltd.	38,026	810
	Justsystems Corp.	38,442	809
	Kumiai Chemical Industry Co. Ltd.	122,337	804
	Monex Group Inc.	230,618	801
	Global One Real Estate Investment Corp.	1,038	801
	Takuma Co. Ltd.	96,352	800
	Paramount Bed Holdings Co. Ltd.	44,922	800
	Premium Group Co. Ltd.	67,200	796
	BeNext-Yumeshin Group Co.	65,474	790
	Nextage Co. Ltd.	41,000	790
	Hokkoku Financial Holdings Inc.	25,784	787
	Meidensha Corp.	59,015	785

55

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Wacom Co. Ltd.	179,031	777
	Trusco Nakayama Corp.	58,018	777
	Nippon Paper Industries Co. Ltd.	132,509	771
	Makino Milling Machine Co. Ltd.	24,913	770
	Toshiba TEC Corp.	29,687	769
	Takara Bio Inc.	65,386	765
	CRE Logistics REIT Inc.	555	764
	Daio Paper Corp.	102,566	757
	Joyful Honda Co. Ltd.	61,614	751
	Sumitomo Warehouse Co. Ltd.	55,136	748
	Seiren Co. Ltd.	47,682	747
	Senko Group Holdings Co. Ltd.	111,810	747
	Tokyo Steel Manufacturing Co. Ltd.	85,749	736
	Okamura Corp.	79,823	735
	TKC Corp.	28,464	727
	Sanken Electric Co. Ltd.	21,196	726
	Nishimatsu Construction Co. Ltd.	29,721	724
	Mirai Corp.	2,234	720
	Raito Kogyo Co. Ltd.	52,688	719
	Valor Holdings Co. Ltd.	61,925	716
	Ichigo Office REIT Investment Corp.	1,268	716
	Taikisha Ltd.	30,167	712
[2]	Create Restaurants Holdings Inc.	112,376	709
	Ariake Japan Co. Ltd.	20,417	707
	Fuji Pharma Co. Ltd.	97,900	705
	Transcosmos Inc.	30,577	703
	Royal Holdings Co. Ltd.	43,779	700
	Fukuyama Transporting Co. Ltd.	32,045	699
	Oki Electric Industry Co. Ltd.	138,910	689
	Tokai Rika Co. Ltd.	65,870	687
	Nichicon Corp.	72,014	678
	Mochida Pharmaceutical Co. Ltd.	29,380	677
	Juroku Financial Group Inc.	40,237	676
	eRex Co. Ltd.	39,661	671
	Nomura Co. Ltd.	91,540	669
	Itochu Advance Logistics Investment Corp.	683	668
	Fuji Seal International Inc.	56,703	664
	Sangetsu Corp.	62,705	664
	SOSiLA Logistics REIT Inc.	691	662
	Iriso Electronics Co. Ltd.	22,707	658
	Kiyo Bank Ltd.	68,000	655
	Dip Corp.	23,406	655
	Taiyo Holdings Co. Ltd.	37,140	655
	Sanki Engineering Co. Ltd.	59,398	643
	Seiko Holdings Corp.	30,293	642
	Jaccs Co. Ltd.	26,484	642
	Kandenko Co. Ltd.	114,114	641
	Kissei Pharmaceutical Co. Ltd.	36,252	640
	Prima Meat Packers Ltd.	48,365	640
		Shares	Market Value• ($000)
	Star Asia Investment Corp.	1,651	630
	ZERIA Pharmaceutical Co. Ltd.	42,105	627
	MOS Food Services Inc.	29,486	626
*,2	HIS Co. Ltd.	44,648	619
	Nippon Steel Trading Corp.	17,935	617
	Hokuriku Electric Power Co.	183,842	616
	Hosiden Corp.	58,434	616
	Noevir Holdings Co. Ltd.	16,627	615
	Funai Soken Holdings Inc.	34,456	614
	Nihon Parkerizing Co. Ltd.	94,451	614
	Sala Corp.	115,800	614
	Autobacs Seven Co. Ltd.	64,414	613
	Daihen Corp.	23,607	609
	Starts Corp. Inc.	34,360	607
	eGuarantee Inc.	37,600	607
	en japan Inc.	34,800	605
	Optex Group Co. Ltd.	43,868	604
	Avant Corp.	60,500	600
	Maruha Nichiro Corp.	38,832	599
	Matsui Securities Co. Ltd.	111,123	592
	Tokai Tokyo Financial Holdings Inc.	254,834	584
	Hokkaido Electric Power Co. Inc.	190,470	580
	Nippn Corp.	54,963	579
*,2	euglena Co. Ltd.	96,608	578
	Max Co. Ltd.	40,518	577
	Kumagai Gumi Co. Ltd.	34,037	575
	San-A Co. Ltd.	19,616	572
	Nojima Corp.	68,700	572
	Earth Corp.	16,539	572
	Nachi-Fujikoshi Corp.	21,713	569
	Saizeriya Co. Ltd.	29,981	559
	Japan Wool Textile Co. Ltd.	83,200	558
	Nichiha Corp.	29,468	558
[2]	Toho Titanium Co. Ltd.	36,950	557
	Kaga Electronics Co. Ltd.	18,718	555
	Idec Corp.	25,879	554
	Musashi Seimitsu Industry Co. Ltd.	47,904	553
	Ai Holdings Corp.	37,236	551
	KYB Corp.	25,127	550
	Procrea Holdings Inc.	39,010	549
	Suruga Bank Ltd.	205,883	545
	Aichi Financial Group Inc.	42,643	545
	Ichibanya Co. Ltd.	17,624	544
	Nanto Bank Ltd.	37,921	543
	Fuji Co. Ltd.	43,416	537
	Kanamoto Co. Ltd.	37,175	537
	GungHo Online Entertainment Inc.	36,234	536
	Arcs Co. Ltd.	40,041	534
	Base Co. Ltd.	18,600	534
	Japan Securities Finance Co. Ltd.	88,981	533
	Toyo Ink SC Holdings Co. Ltd.	40,822	526
	Rorze Corp.	10,456	525
	Nisshin Oillio Group Ltd.	24,390	523
	Riken Keiki Co. Ltd.	19,020	523

56

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Leopalace21 Corp.	274,076	522
	m-up Holdings Inc.	49,500	522
	Nagawa Co. Ltd.	10,400	519
	Awa Bank Ltd.	41,023	516
	Megmilk Snow Brand Co. Ltd.	47,106	513
*,2	Raksul Inc.	26,100	513
	Kato Sangyo Co. Ltd.	21,899	512
	Japan Lifeline Co. Ltd.	75,708	511
	ASKUL Corp.	48,910	511
	Fuso Chemical Co. Ltd.	22,612	511
	Nissha Co. Ltd.	43,428	511
[2]	Hyakugo Bank Ltd.	230,738	511
	Zojirushi Corp.	50,698	511
	Bank of the Ryukyus Ltd.	97,442	510
	Kohnan Shoji Co. Ltd.	24,377	510
	Financial Products Group Co. Ltd.	65,118	509
	KOMEDA Holdings Co. Ltd.	30,358	507
	Sumitomo Mitsui Construction Co. Ltd.	171,932	505
	Create SD Holdings Co. Ltd.	23,699	505
	Futaba Corp.	124,500	504
	Ogaki Kyoritsu Bank Ltd.	42,619	503
	Samty Residential Investment Corp.	621	502
	Simplex Holdings Inc.	31,500	502
	Osaka Soda Co. Ltd.	20,619	501
	UT Group Co. Ltd.	30,700	500
	Toyo Construction Co. Ltd.	82,570	499
	Star Micronics Co. Ltd.	43,443	498
	Strike Co. Ltd.	16,130	497
	Organo Corp.	28,772	496
	Eizo Corp.	20,310	494
	JINS Holdings Inc.	16,430	494
[2]	OSAKA Titanium Technologies Co. Ltd.	20,614	493
	Totetsu Kogyo Co. Ltd.	29,670	493
	KYORIN Holdings Inc.	39,787	492
	Aeon Hokkaido Corp.	62,300	492
	Komeri Co. Ltd.	28,070	490
	Tocalo Co. Ltd.	61,156	489
[2]	Mitsui-Soko Holdings Co. Ltd.	23,400	488
[2]	Mitsuboshi Belting Ltd.	22,801	485
[2]	Kura Sushi Inc.	20,710	484
	Kitz Corp.	81,488	483
	Orient Corp.	59,574	483
	Showa Sangyo Co. Ltd.	28,186	479
	Nishimatsuya Chain Co. Ltd.	51,980	477
	Shibaura Machine Co. Ltd.	24,593	477
[2]	Gree Inc.	84,739	476
	Monogatari Corp.	10,342	474
	Digital Arts Inc.	11,256	473
[2]	Change Inc.	35,400	473
	MARUKA FURUSATO Corp.	18,900	470
	Mitsubishi Pencil Co. Ltd.	48,092	468
*	Japan Display Inc.	1,397,339	468
	Ohsho Food Service Corp.	10,950	467
		Shares	Market Value• ($000)
	San-Ai Oil Co. Ltd.	56,442	466
	Iino Kaiun Kaisha Ltd.	93,495	465
	Daiho Corp.	16,324	463
	Maeda Kosen Co. Ltd.	22,800	463
	SKY Perfect JSAT Holdings Inc.	131,930	462
	Hioki EE Corp.	9,659	461
	Yodogawa Steel Works Ltd.	28,370	461
*,2	Remixpoint Inc.	140,784	461
	Nitto Kogyo Corp.	27,777	460
	BML Inc.	20,303	459
	Nippon Densetsu Kogyo Co. Ltd.	41,038	459
	T Hasegawa Co. Ltd.	21,599	459
	Tri Chemical Laboratories Inc.	30,500	456
	Hogy Medical Co. Ltd.	20,496	455
	Plenus Co. Ltd.	25,690	455
	Towa Pharmaceutical Co. Ltd.	30,180	454
	ESCON Japan REIT Investment Corp.	584	452
	Kameda Seika Co. Ltd.	14,538	449
	Shizuoka Gas Co. Ltd.	61,038	447
	Nitto Boseki Co. Ltd.	30,169	447
	Ryosan Co. Ltd.	25,278	447
	Prestige International Inc.	92,206	445
	Ichigo Inc.	197,243	444
	Insource Co. Ltd.	22,000	444
	Okasan Securities Group Inc.	186,256	443
	MCJ Co. Ltd.	70,108	443
	North Pacific Bank Ltd.	278,193	442
	Future Corp.	39,232	440
	Koa Corp.	30,569	440
[2]	Snow Peak Inc.	33,400	439
	Tokyotokeiba Co. Ltd.	15,730	438
	Asanuma Corp.	23,800	438
	Meiko Electronics Co. Ltd.	24,718	438
[2]	Keiyo Bank Ltd.	122,153	429
	Maxell Ltd.	51,702	429
	UACJ Corp.	30,169	429
	Nissin Electric Co. Ltd.	45,990	427
	Nikkiso Co. Ltd.	63,820	425
	SAMTY Co. Ltd.	26,900	425
	Comture Corp.	26,100	425
	Eiken Chemical Co. Ltd.	34,156	422
	Musashino Bank Ltd.	36,551	422
	Noritz Corp.	41,141	422
	Heiwado Co. Ltd.	33,262	421
	Sankei Real Estate Inc.	668	419
	Maruwa Unyu Kikan Co. Ltd.	43,988	418
	LITALICO Inc.	19,800	418
	S-Pool Inc.	65,260	417
	United Super Markets Holdings Inc.	59,135	416
	Takara Standard Co. Ltd.	48,381	415
	Health Care & Medical Investment Corp.	302	415
	Yuasa Trading Co. Ltd.	16,626	414
	J Trust Co. Ltd.	94,143	413
	Senshu Ikeda Holdings Inc.	287,964	413

57

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	FULLCAST Holdings Co. Ltd.	20,596	412
	Elecom Co. Ltd.	44,422	412
*	Chiyoda Corp.	165,808	411
	Shima Seiki Manufacturing Ltd.	29,468	411
	Yokogawa Bridge Holdings Corp.	30,759	409
	Riso Kagaku Corp.	25,583	406
[2]	Mandom Corp.	40,027	405
	JCU Corp.	21,398	405
	Token Corp.	7,666	404
	Nippon Signal Co. Ltd.	59,421	403
	Shin Nippon Biomedical Laboratories Ltd.	22,010	403
	Gunze Ltd.	15,622	401
	Nissan Shatai Co. Ltd.	69,610	401
	Mori Trust Hotel REIT Inc.	422	400
	Avex Inc.	35,555	399
[2]	Tokyo Kiraboshi Financial Group Inc.	27,765	398
	FCC Co. Ltd.	40,838	397
	One REIT Inc.	237	395
	Shinmaywa Industries Ltd.	57,829	394
	Yonex Co. Ltd.	42,528	394
*	Nippon Sheet Glass Co. Ltd.	104,982	392
	Sanyo Chemical Industries Ltd.	13,852	392
	Roland Corp.	13,800	392
	PHC Holdings Corp.	37,200	386
	Adastria Co. Ltd.	28,372	385
	Morita Holdings Corp.	44,916	385
	Tamura Corp.	77,447	385
	Yamazen Corp.	61,892	385
	Takara Leben Real Estate Investment Corp.	562	383
	United Arrows Ltd.	27,878	379
	Noritake Co. Ltd.	13,640	379
	Argo Graphics Inc.	14,500	378
	Noritsu Koki Co. Ltd.	21,005	378
	Tosei REIT Investment Corp.	410	378
	Intage Holdings Inc.	34,150	376
[2]	Shoei Foods Corp.	13,541	374
	Curves Holdings Co. Ltd.	64,368	374
	Icom Inc.	22,100	372
	TBS Holdings Inc.	35,937	372
	Bunka Shutter Co. Ltd.	51,648	371
[2]	Okinawa Financial Group Inc.	26,780	371
*	M&A Capital Partners Co. Ltd.	14,544	370
	TRE Holdings Corp.	34,200	369
	Hyakujushi Bank Ltd.	32,678	366
	Topre Corp.	46,012	364
[2]	Aruhi Corp.	38,721	364
	Mitsubishi Shokuhin Co. Ltd.	17,935	363
	Shibaura Mechatronics Corp.	5,500	361
	Raiznext Corp.	42,823	359
	Restar Holdings Corp.	25,327	359
	Yokowo Co. Ltd.	26,240	358
	Aeon Delight Co. Ltd.	17,814	356
		Shares	Market Value• ($000)
	Arata Corp.	12,849	355
	Koshidaka Holdings Co. Ltd.	47,268	355
	Wakita & Co. Ltd.	44,899	354
	Toyo Tanso Co. Ltd.	14,135	354
	Tsubaki Nakashima Co. Ltd.	42,602	353
*,2	giftee Inc.	23,141	353
	Fujibo Holdings Inc.	15,549	352
	Shibuya Corp.	20,404	352
	Starts Proceed Investment Corp.	220	351
	Belc Co. Ltd.	9,158	350
	Chudenko Corp.	25,182	348
	Retail Partners Co. Ltd.	42,200	348
	S Foods Inc.	19,036	348
	Bank of Nagoya Ltd.	16,918	347
	SBS Holdings Inc.	17,800	347
	Anicom Holdings Inc.	86,736	347
	Nitta Corp.	17,811	346
	Hamakyorex Co. Ltd.	15,429	345
	Mitsubishi Logisnext Co. Ltd.	66,861	345
	KeePer Technical Laboratory Co. Ltd.	12,526	345
	Exedy Corp.	29,363	344
	Hiday Hidaka Corp.	27,249	342
	Okinawa Electric Power Co. Inc.	49,344	342
	Nagaileben Co. Ltd.	24,883	341
	Nippon Fine Chemical Co. Ltd.	24,300	341
	Mizuno Corp.	19,815	339
	Pacific Industrial Co. Ltd.	48,092	339
	WingArc1st Inc.	21,100	338
	Management Solutions Co. Ltd.	17,126	338
	GLOBERIDE Inc.	21,500	336
	Okamoto Industries Inc.	13,431	335
	Yellow Hat Ltd.	27,966	335
	Sodick Co. Ltd.	64,514	335
	Taihei Dengyo Kaisha Ltd.	15,130	334
	Midac Holdings Co. Ltd.	13,435	334
	Geo Holdings Corp.	25,464	333
	Tsugami Corp.	44,462	333
	RS Technologies Co. Ltd.	6,700	332
	Axial Retailing Inc.	14,534	331
	Kanematsu Electronics Ltd.	11,145	331
	Sakata INX Corp.	46,206	331
	Itochu Enex Co. Ltd.	47,888	330
	Kisoji Co. Ltd.	22,300	330
	Nippon Ceramic Co. Ltd.	18,810	327
	Trancom Co. Ltd.	6,372	326
	PAL GROUP Holdings Co. Ltd.	22,702	324
	Ryoyo Electro Corp.	21,006	324
	Sanyo Denki Co. Ltd.	8,859	324
[2]	TOMONY Holdings Inc.	148,808	323
	Maruzen Showa Unyu Co. Ltd.	15,738	321
	Ki-Star Real Estate Co. Ltd.	10,300	319
	Ringer Hut Co. Ltd.	21,598	318
	Arcland Sakamoto Co. Ltd.	31,880	316

58

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Konoike Transport Co. Ltd.	30,059	316
	Aida Engineering Ltd.	54,234	315
	Cybozu Inc.	24,588	314
	Piolax Inc.	25,288	314
	Ricoh Leasing Co. Ltd.	12,837	313
	Fuji Media Holdings Inc.	44,884	312
	Aoyama Trading Co. Ltd.	44,682	312
	Zuken Inc.	13,835	312
	Weathernews Inc.	5,974	311
	Tsurumi Manufacturing Co. Ltd.	20,904	311
[2]	Fujimori Kogyo Co. Ltd.	14,830	310
	Keihanshin Building Co. Ltd.	34,831	309
	Oyo Corp.	20,302	308
	Bell System24 Holdings Inc.	32,948	306
	Megachips Corp.	17,817	305
	Nippon Koei Co. Ltd.	13,635	305
*,2	Oisix ra daichi Inc.	27,054	305
	Japan Pulp & Paper Co. Ltd.	9,849	304
	Daito Pharmaceutical Co. Ltd.	17,650	304
	Giken Ltd.	14,037	302
[2]	Hakuto Co. Ltd.	11,645	300
	Micronics Japan Co. Ltd.	32,347	299
	Tamron Co. Ltd.	13,427	298
	Toa Corp.	18,218	298
	Nippon Pillar Packing Co. Ltd.	18,200	298
	Tokyu Construction Co. Ltd.	70,780	297
	Fukushima Galilei Co. Ltd.	10,748	296
	Mitsuuroko Group Holdings Co. Ltd.	43,000	296
	Nishio Rent All Co. Ltd.	14,733	296
	Towa Corp.	24,538	296
	Broadleaf Co. Ltd.	80,826	296
	Life Corp.	19,710	294
	Infocom Corp.	20,415	293
*	Matsuya Co. Ltd.	42,919	292
	Tokyo Electron Device Ltd.	6,172	291
	Macromill Inc.	38,887	290
	Doutor Nichires Holdings Co. Ltd.	25,971	290
	Chugoku Marine Paints Ltd.	46,736	287
	Toho Bank Ltd.	208,550	287
	Sanyo Special Steel Co. Ltd.	22,277	286
[2]	Link And Motivation Inc.	47,300	286
	Shin-Etsu Polymer Co. Ltd.	34,232	285
	Solasto Corp.	47,200	284
	Nippon Kanzai Co. Ltd.	16,625	283
	Hokuto Corp.	21,705	280
	Katakura Industries Co. Ltd.	20,500	280
	Konishi Co. Ltd.	23,680	277
	Sekisui Jushi Corp.	24,171	277
	Nippon Yakin Kogyo Co. Ltd.	14,531	276
	Mitani Sekisan Co. Ltd.	10,700	275
	Nippon Carbon Co. Ltd.	9,651	273
		Shares	Market Value• ($000)
	Yokorei Co. Ltd.	44,927	273
	Kanto Denka Kogyo Co. Ltd.	42,587	272
	Nippon Seiki Co. Ltd.	53,491	272
	ValueCommerce Co. Ltd.	18,600	271
	Direct Marketing MiX Inc.	24,000	271
	Saibu Gas Holdings Co. Ltd.	23,292	270
	Bando Chemical Industries Ltd.	37,903	269
	Daiichi Jitsugyo Co. Ltd.	10,257	269
	Sato Holdings Corp.	21,793	269
	SWCC Showa Holdings Co. Ltd.	22,299	268
	Sakai Moving Service Co. Ltd.	8,459	267
	Takasago International Corp.	14,233	267
	IDOM Inc.	53,053	266
	METAWATER Co. Ltd.	20,696	265
	Uchida Yoko Co. Ltd.	8,659	264
	Komori Corp.	48,087	262
	VT Holdings Co. Ltd.	80,194	260
	Fujicco Co. Ltd.	20,301	260
	Furukawa Co. Ltd.	29,647	260
	Shikoku Chemicals Corp.	29,844	260
	NS United Kaiun Kaisha Ltd.	10,455	260
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,862	259
	YAMABIKO Corp.	33,547	258
	Torii Pharmaceutical Co. Ltd.	12,642	257
	TechMatrix Corp.	22,600	257
*	Net Protections Holdings Inc.	87,500	257
	Roland DG Corp.	11,946	256
[2]	KFC Holdings Japan Ltd.	13,634	255
	MEC Co. Ltd.	15,946	255
	Carta Holdings Inc.	22,300	255
	Chofu Seisakusho Co. Ltd.	18,611	254
	Relia Inc.	37,706	253
	Computer Engineering & Consulting Ltd.	24,128	253
	Oiles Corp.	25,171	253
	Pasona Group Inc.	18,420	253
	Siix Corp.	32,736	252
	Keiyo Co. Ltd.	41,414	252
	Nippon Television Holdings Inc.	33,762	252
	TOC Co. Ltd.	48,492	252
[2]	Fujio Food Group Inc.	26,800	252
	Daiki Aluminium Industry Co. Ltd.	29,235	252
	Tosei Corp.	26,173	250
	Sanyo Electric Railway Co. Ltd.	16,423	250
	Elan Corp.	32,600	250
*	SRE Holdings Corp.	9,883	250
	Alconix Corp.	27,120	249
	Sinanen Holdings Co. Ltd.	9,060	248
	Valqua Ltd.	13,931	246
	Nippon Denko Co. Ltd.	107,376	245
	Ryobi Ltd.	27,577	244

59

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Usen-Next Holdings Co. Ltd.	15,894	244
	DyDo Group Holdings Inc.	7,959	243
	TSI Holdings Co. Ltd.	80,284	243
	Hirata Corp.	8,315	243
	Osaka Organic Chemical Industry Ltd.	18,200	243
	Nippon Parking Development Co. Ltd.	139,410	242
	Nittetsu Mining Co. Ltd.	12,144	242
[2]	Asahi Diamond Industrial Co. Ltd.	48,160	241
[2]	Press Kogyo Co. Ltd.	86,293	241
	Nippon Thompson Co. Ltd.	67,094	239
	Ishihara Sangyo Kaisha Ltd.	34,439	237
	San ju San Financial Group Inc.	24,173	237
	Belluna Co. Ltd.	48,977	236
*	Modec Inc.	21,709	236
	Obara Group Inc.	10,145	235
	Doshisha Co. Ltd.	22,997	234
*	Nippon Chemi-Con Corp.	18,596	234
	JAC Recruitment Co. Ltd.	13,734	234
	I'll Inc.	18,700	233
	Kurabo Industries Ltd.	16,604	232
	Nohmi Bosai Ltd.	21,400	231
	Tanseisha Co. Ltd.	42,849	231
[2]	Tsukishima Kikai Co. Ltd.	34,137	231
	Teikoku Electric Manufacturing Co. Ltd.	17,318	230
	Kyokuyo Co. Ltd.	9,457	230
	Yondoshi Holdings Inc.	20,118	230
	COLOPL Inc.	48,882	230
[2]	Nihon Nohyaku Co. Ltd.	37,081	229
	Joshin Denki Co. Ltd.	17,814	229
	Nippon Road Co. Ltd.	5,574	229
	Senshu Electric Co. Ltd.	12,662	229
[2]	T-Gaia Corp.	20,504	228
	Teikoku Sen-I Co. Ltd.	21,303	228
	Hoosiers Holdings	43,400	228
	Key Coffee Inc.	16,322	227
	Sumitomo Densetsu Co. Ltd.	12,835	226
	Sinfonia Technology Co. Ltd.	24,678	225
	Miyazaki Bank Ltd.	14,971	224
[2]	Pharma Foods International Co. Ltd.	25,306	224
	Daikyonishikawa Corp.	55,345	223
	Onward Holdings Co. Ltd.	106,659	222
	Seikagaku Corp.	36,422	222
	Sintokogio Ltd.	48,078	222
*	Vision Inc.	26,213	222
	EM Systems Co. Ltd.	33,500	222
	Maxvalu Tokai Co. Ltd.	11,800	222
	Mitsui DM Sugar Holdings Co. Ltd.	17,029	218
[2]	Unipres Corp.	37,320	218
[2]	Tama Home Co. Ltd.	13,900	218
	Enplas Corp.	7,851	215
	ES-Con Japan Ltd.	39,500	215
	Takara Leben Co. Ltd.	80,012	215
		Shares	Market Value• ($000)
	Shikoku Bank Ltd.	36,736	214
	Genky DrugStores Co. Ltd.	8,400	214
	ESPEC Corp.	16,612	213
	Meisei Industrial Co. Ltd.	44,584	211
	Union Tool Co.	8,756	211
[2]	Alpen Co. Ltd.	15,528	211
	JVCKenwood Corp.	145,475	211
*	Mitsui E&S Holdings Co. Ltd.	74,957	210
	Yamanashi Chuo Bank Ltd.	30,656	210
	Hosokawa Micron Corp.	11,542	209
	TPR Co. Ltd.	24,872	209
	Daiken Corp.	15,535	208
	Pressance Corp.	20,263	208
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	208
	Tochigi Bank Ltd.	101,542	207
	Zenrin Co. Ltd.	35,095	207
	Ines Corp.	20,288	206
	Marudai Food Co. Ltd.	21,896	206
	Hibiya Engineering Ltd.	15,995	205
	Ehime Bank Ltd.	35,541	204
*	Kappa Create Co. Ltd.	21,493	203
	Tokai Corp.	16,018	203
	JP-Holdings Inc.	100,445	202
	Mimasu Semiconductor Industry Co. Ltd.	13,034	202
	Mitsubishi Research Institute Inc.	5,771	202
	Daiwa Industries Ltd.	23,977	201
	J-Oil Mills Inc.	18,816	200
	Sinko Industries Ltd.	19,209	200
	gremz Inc.	17,300	200
	Yamagata Bank Ltd.	29,058	199
	Starzen Co. Ltd.	14,332	199
*,2	Istyle Inc.	60,476	199
	Matsuyafoods Holdings Co. Ltd.	7,163	196
	Tachi-S Co. Ltd.	26,371	196
[2]	YA-MAN Ltd.	26,170	196
	Fukui Bank Ltd.	21,296	195
	Sun Frontier Fudousan Co. Ltd.	25,204	195
	Qol Holdings Co. Ltd.	23,627	195
	Happinet Corp.	14,134	194
[2]	Eagle Industry Co. Ltd.	25,976	193
	Shinko Shoji Co. Ltd.	28,830	193
	Alpha Systems Inc.	6,667	192
	Toho Zinc Co. Ltd.	13,438	192
	Tachibana Eletech Co. Ltd.	17,100	190
	Airtrip Corp.	11,400	190
*	KNT-CT Holdings Co. Ltd.	17,349	189
	Riso Kyoiku Co. Ltd.	90,700	188
	DKK Co. Ltd.	11,646	188
	Halows Co. Ltd.	9,361	188
	Oita Bank Ltd.	15,529	188
	ARTERIA Networks Corp.	23,300	188
	Tenma Corp.	13,434	187
	Pack Corp.	11,846	187
	Inageya Co. Ltd.	24,565	186
	France Bed Holdings Co. Ltd.	29,798	186

60

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	HI-LEX Corp.	26,100	186
	Kyoei Steel Ltd.	21,002	185
	Okabe Co. Ltd.	38,911	184
	Arcland Service Holdings Co. Ltd.	12,536	184
	Riken Vitamin Co. Ltd.	14,428	183
	Nichireki Co. Ltd.	20,800	183
	Bank of Iwate Ltd.	15,124	182
*,2	Nichi-iko Pharmaceutical Co. Ltd.	58,105	182
	Toyo Corp.	20,795	182
	Pacific Metals Co. Ltd.	14,633	181
	Topy Industries Ltd.	16,918	181
	Vector Inc.	24,294	181
	GMO GlobalSign Holdings KK	5,811	181
	Komatsu Matere Co. Ltd.	32,943	180
	Japan Transcity Corp.	54,176	180
	Canon Electronics Inc.	16,916	179
	Shindengen Electric Manufacturing Co. Ltd.	7,264	179
	Sparx Group Co. Ltd.	17,780	179
	YAKUODO Holdings Co. Ltd.	9,552	179
	Yukiguni Maitake Co. Ltd.	25,000	179
	Goldcrest Co. Ltd.	15,126	178
	Chubu Shiryo Co. Ltd.	26,079	178
	Furuno Electric Co. Ltd.	24,689	178
	Torishima Pump Manufacturing Co. Ltd.	20,601	178
	ASAHI YUKIZAI Corp.	11,044	177
	Anest Iwata Corp.	29,550	177
	Matsuda Sangyo Co. Ltd.	11,843	177
	Sakai Chemical Industry Co. Ltd.	13,428	177
	Mie Kotsu Group Holdings Inc.	51,136	177
	Nissei ASB Machine Co. Ltd.	7,063	176
	Dai-Dan Co. Ltd.	12,369	176
	Proto Corp.	22,500	176
	Takamatsu Construction Group Co. Ltd.	13,429	175
*	Sourcenext Corp.	87,400	175
	Oriental Shiraishi Corp.	96,929	175
	ASKA Pharmaceutical Holdings Co. Ltd.	22,204	175
	TV Asahi Holdings Corp.	18,600	174
[2]	Rock Field Co. Ltd.	17,912	174
	Itochu-Shokuhin Co. Ltd.	5,276	173
	K&O Energy Group Inc.	12,436	173
*	MedPeer Inc.	16,688	172
	Akita Bank Ltd.	16,024	171
	Fujiya Co. Ltd.	9,951	171
	Warabeya Nichiyo Holdings Co. Ltd.	14,439	171
	Kansai Super Market Ltd.	18,112	170
	CMK Corp.	46,881	169
	Kamei Corp.	22,696	169
	G-7 Holdings Inc.	17,700	169
	Miroku Jyoho Service Co. Ltd.	16,712	168
		Shares	Market Value• ($000)
	Aiphone Co. Ltd.	12,345	166
	Shinwa Co. Ltd.	12,349	165
*	Atrae Inc.	15,976	165
	Softcreate Holdings Corp.	7,198	164
	Ichikoh Industries Ltd.	57,144	163
	Sumitomo Seika Chemicals Co. Ltd.	8,159	163
*,2	Open Door Inc.	13,600	163
	Poletowin Pitcrew Holdings Inc.	25,600	163
	AOKI Holdings Inc.	33,423	162
	Chiyoda Integre Co. Ltd.	10,546	162
	G-Tekt Corp.	18,104	162
	Yurtec Corp.	33,551	161
	Cawachi Ltd.	11,246	156
	Fukuda Corp.	4,776	156
	FIDEA Holdings Co. Ltd.	17,890	156
*	Kintetsu Department Store Co. Ltd.	9,158	155
	Toenec Corp.	6,568	155
	Tokushu Tokai Paper Co. Ltd.	7,860	155
	Vital KSK Holdings Inc.	30,842	155
	SIGMAXYZ Holdings Inc.	19,300	155
	Elematec Corp.	14,728	154
	Nagatanien Holdings Co. Ltd.	11,448	154
	Onoken Co. Ltd.	15,930	154
	Shin Nippon Air Technologies Co. Ltd.	12,000	153
	Nissin Sugar Co. Ltd.	13,400	153
	Aichi Steel Corp.	10,847	152
	Stella Chemifa Corp.	8,459	152
	Taki Chemical Co. Ltd.	4,300	152
	Futaba Industrial Co. Ltd.	60,029	151
*	PIA Corp.	6,771	151
[2]	V Technology Co. Ltd.	7,958	150
	Marvelous Inc.	33,169	150
	Riken Technos Corp.	43,193	150
	Marusan Securities Co. Ltd.	53,329	149
	Daikokutenbussan Co. Ltd.	4,877	149
*	Fujita Kanko Inc.	6,965	148
	Okuwa Co. Ltd.	23,977	148
	World Holdings Co. Ltd.	8,400	147
	Inui Global Logistics Co. Ltd.	11,403	146
	Hokkaido Gas Co. Ltd.	12,649	145
	Xebio Holdings Co. Ltd.	21,398	145
	World Co. Ltd.	15,500	145
	Rheon Automatic Machinery Co. Ltd.	18,386	144
	JM Holdings Co. Ltd.	12,600	144
	Aisan Industry Co. Ltd.	30,051	142
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	142
	Kanagawa Chuo Kotsu Co. Ltd.	6,370	142
	Tonami Holdings Co. Ltd.	5,969	142
	Sagami Holdings Corp.	17,211	141
	Sumitomo Riko Co. Ltd.	35,833	141
	Fixstars Corp.	18,700	141
	Kenko Mayonnaise Co. Ltd.	12,438	140

61

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Tekken Corp.	11,842	140
[2]	V-Cube Inc.	20,628	140
	Fukui Computer Holdings Inc.	5,969	139
	CTS Co. Ltd.	25,891	139
	Medical Data Vision Co. Ltd.	18,726	139
	Neturen Co. Ltd.	30,740	138
	Optorun Co. Ltd.	9,700	138
	Nissin Corp.	10,549	137
	JDC Corp.	35,500	137
	Daido Metal Co. Ltd.	39,634	136
	Nichiden Corp.	11,540	136
	Denyo Co. Ltd.	13,729	135
	Studio Alice Co. Ltd.	9,656	135
	Nichiban Co. Ltd.	11,800	135
	St. Marc Holdings Co. Ltd.	12,234	134
	BRONCO BILLY Co. Ltd.	8,059	134
	Ryoden Corp.	11,940	133
	LEC Inc.	22,484	133
	CI Takiron Corp.	38,420	133
	SRA Holdings	6,168	133
	Shibusawa Warehouse Co. Ltd.	9,556	132
	Chori Co. Ltd.	9,952	130
	Hochiki Corp.	13,600	130
	Kurimoto Ltd.	11,945	130
	IR Japan Holdings Ltd.	8,900	130
	Tayca Corp.	15,288	129
	Aichi Corp.	24,182	128
	Bank of Saga Ltd.	12,244	128
	Osaki Electric Co. Ltd.	36,610	128
	Sumida Corp.	19,355	128
	ZIGExN Co. Ltd.	51,600	127
[2]	Aeon Fantasy Co. Ltd.	6,370	126
	DKS Co. Ltd.	10,000	125
	Advan Group Co. Ltd.	20,987	124
	Ebase Co. Ltd.	33,400	124
	Ichiyoshi Securities Co. Ltd.	30,438	123
	Kyodo Printing Co. Ltd.	7,165	122
	WDB Holdings Co. Ltd.	7,076	122
	FAN Communications Inc.	40,603	121
	SB Technology Corp.	8,300	121
	Kanaden Corp.	16,616	120
	Kyosan Electric Manufacturing Co. Ltd.	44,483	120
	Toyo Kanetsu KK	7,260	120
	Takaoka Toko Co. Ltd.	9,752	120
	Feed One Co. Ltd.	26,468	120
[2]	Tokyo Energy & Systems Inc.	18,910	118
	Towa Bank Ltd.	33,647	118
	Tess Holdings Co. Ltd.	17,200	118
	Fudo Tetra Corp.	11,771	117
	Krosaki Harima Corp.	3,781	117
	Melco Holdings Inc.	5,559	117
	Tosho Co. Ltd.	15,231	117
	Riken Corp.	7,660	117
	CONEXIO Corp.	15,324	117
	Yahagi Construction Co. Ltd.	22,986	116
	Moriroku Holdings Co. Ltd.	10,200	116
		Shares	Market Value• ($000)
	Honeys Holdings Co. Ltd.	14,230	115
	Shinnihon Corp.	23,682	115
	Cosel Co. Ltd.	19,897	114
	Amuse Inc.	9,354	113
	Digital Holdings Inc.	14,700	113
*	TerraSky Co. Ltd.	6,890	113
	Achilles Corp.	12,130	112
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	111
	Dai Nippon Toryo Co. Ltd.	22,386	110
	JSP Corp.	11,248	110
	Koatsu Gas Kogyo Co. Ltd.	25,873	110
	Nihon Chouzai Co. Ltd.	12,338	110
	Kamakura Shinsho Ltd.	20,500	110
	Raccoon Holdings Inc.	13,247	110
	Hisaka Works Ltd.	19,202	109
[2]	Ministop Co. Ltd.	11,444	109
	Seika Corp.	9,954	109
	Toa Corp. (XTKS)	20,697	108
*	Optim Corp.	17,782	108
	Central Security Patrols Co. Ltd.	6,202	107
	Nippon Sharyo Ltd.	8,068	107
	Yorozu Corp.	18,513	107
	Asahi Co. Ltd.	12,343	107
	Taisei Lamick Co. Ltd.	5,274	106
	Sankyo Seiko Co. Ltd.	33,535	106
	Chiyoda Co. Ltd.	21,187	105
	Mars Group Holdings Corp.	8,558	105
	Kitanotatsujin Corp.	54,100	105
	CAC Holdings Corp.	10,247	104
	Rokko Butter Co. Ltd.	10,944	104
	ST Corp.	10,349	104
	Hito Communications Holdings Inc.	9,253	104
[2]	Hodogaya Chemical Co. Ltd.	5,373	103
	Iseki & Co. Ltd.	12,431	103
*	Jamco Corp.	9,155	102
	Nitto Kohki Co. Ltd.	9,450	100
*	Taiko Pharmaceutical Co. Ltd.	27,031	100
	Enigmo Inc.	27,100	100
	Artnature Inc.	19,006	99
	Kawada Technologies Inc.	4,080	99
	Yamashin-Filter Corp.	35,599	99
	Arakawa Chemical Industries Ltd.	15,422	98
	Shimizu Bank Ltd.	10,263	98
	NEC Capital Solutions Ltd.	6,866	98
	Sanei Architecture Planning Co. Ltd.	9,400	98
	Godo Steel Ltd.	8,458	97
	Nihon Tokushu Toryo Co. Ltd.	16,700	96
*	WATAMI Co. Ltd.	15,818	96
	Fuso Pharmaceutical Industries Ltd.	6,867	95
	Sanoh Industrial Co. Ltd.	20,698	94
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	94

62

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Ubicom Holdings Inc.	5,800	94
	Nippon Rietec Co. Ltd.	18,500	93
	CMIC Holdings Co. Ltd.	8,158	92
	Yushin Precision Equipment Co. Ltd.	19,504	92
	Sankyo Tateyama Inc.	24,977	91
	Tomoku Co. Ltd.	9,056	91
	Pronexus Inc.	13,931	90
	Maezawa Kyuso Industries Co. Ltd.	14,416	89
	Japan Medical Dynamic Marketing Inc.	11,155	89
	Okura Industrial Co. Ltd.	6,964	88
*	Gurunavi Inc.	30,484	88
*	KLab Inc.	28,264	88
	Hokkan Holdings Ltd.	9,955	87
[2]	Kojima Co. Ltd.	20,493	85
[2]	Kyokuto Securities Co. Ltd.	20,100	84
	Media Do Co. Ltd.	5,930	84
	Central Sports Co. Ltd.	5,146	83
	Japan Best Rescue System Co. Ltd.	15,400	83
	Furukawa Battery Co. Ltd.	11,763	83
	MTI Ltd.	24,078	82
	Mitsuba Corp.	30,939	82
*	BrainPad Inc.	13,140	80
*	Akebono Brake Industry Co. Ltd.	64,876	76
	Corona Corp. Class A	13,240	75
	Chuo Spring Co. Ltd.	15,928	74
	Nippon Coke & Engineering Co. Ltd.	136,722	74
	Tsutsumi Jewelry Co. Ltd.	5,200	73
	Tv Tokyo Holdings Corp.	5,674	73
	Airport Facilities Co. Ltd.	19,815	71
	Akatsuki Inc.	4,800	70
	Tokyo Individualized Educational Institute Inc.	20,004	69
	Osaka Steel Co. Ltd.	9,448	68
	Ohara Inc.	8,300	68
	Cleanup Corp.	16,030	66
*	FDK Corp.	10,764	65
	Oro Co. Ltd.	5,700	64
	Sekisui Kasei Co. Ltd.	24,382	63
*	Unitika Ltd.	34,343	63
	LIFULL Co. Ltd.	57,339	63
*,2	Gunosy Inc.	14,300	63
*	Kourakuen Holdings Corp.	8,557	62
	Taiho Kogyo Co. Ltd.	13,235	62
	Nisso Corp.	16,400	62
[2]	Daisyo Corp.	8,858	61
	Nihon Trim Co. Ltd.	3,879	61
	Sanshin Electronics Co. Ltd.	4,700	61
	I-PEX Inc.	6,966	60
*	COOKPAD Inc.	39,391	55
*	RPA Holdings Inc.	28,222	55
[2]	Kanamic Network Co. Ltd.	13,200	55
	Gecoss Corp.	9,850	53
	Wowow Inc.	5,849	49
	Tokyo Rakutenchi Co. Ltd.	1,700	49
		Shares	Market Value• ($000)
	Linical Co. Ltd.	9,651	48
	Nakayama Steel Works Ltd.	9,829	42
*	Right On Co. Ltd.	10,250	42
[2]	Fibergate Inc.	6,726	41
	CHIMNEY Co. Ltd.	5,300	39
	Takamiya Co. Ltd.	10,400	28
	Shimojima Co. Ltd.	3,600	25
	Inaba Seisakusho Co. Ltd.	2,563	24
*	Tokyo Base Co. Ltd.	8,000	19
	Robot Home Inc.	15,600	18
			4,320,477
New Zealand (1.0%)
	Fisher & Paykel Healthcare Corp. Ltd.	678,851	7,715
	Spark New Zealand Ltd.	2,271,544	6,762
*	Auckland International Airport Ltd.	1,410,067	6,304
	Infratil Ltd.	892,540	4,532
	Mainfreight Ltd.	97,664	4,316
	Meridian Energy Ltd.	1,494,582	4,236
	Contact Energy Ltd.	937,216	4,111
	EBOS Group Ltd.	184,666	4,026
*	a2 Milk Co. Ltd.	894,052	3,012
	Mercury NZ Ltd.	822,656	2,782
	Chorus Ltd.	569,615	2,750
	Fletcher Building Ltd.	879,334	2,626
	Ryman Healthcare Ltd.	506,609	2,467
*	SKYCITY Entertainment Group Ltd.	1,016,238	1,713
	Goodman Property Trust	1,364,002	1,640
	Summerset Group Holdings Ltd.	289,876	1,631
	Precinct Properties New Zealand Ltd.	1,808,112	1,297
	Genesis Energy Ltd.	698,342	1,148
	Kiwi Property Group Ltd.	2,074,480	1,089
	Freightways Ltd.	175,393	1,054
	Vital Healthcare Property Trust	742,668	1,009
*	Air New Zealand Ltd.	1,871,673	849
*	Pushpay Holdings Ltd.	824,923	598
	Argosy Property Ltd.	859,658	593
	Vector Ltd.	232,440	554
	Stride Property Group	577,512	537
	Skellerup Holdings Ltd.	170,609	525
	Arvida Group Ltd.	715,993	524
[2]	Heartland Group Holdings Ltd.	503,711	500
	Oceania Healthcare Ltd.	746,193	373
	KMD Brands Ltd.	524,643	329
	Scales Corp. Ltd.	103,064	284
*	Tourism Holdings Ltd.	126,715	272
	SKY Network Television Ltd.	166,225	210
*,2	Pacific Edge Ltd.	776,278	194
*	Vista Group International Ltd.	191,256	171
*	Synlait Milk Ltd.	89,863	163
*	Serko Ltd.	93,491	162
	Restaurant Brands New Zealand Ltd.	21,367	89
			73,147

63

Pacific Stock Index Fund
		Shares	Market Value• ($000)
Singapore (3.4%)
	DBS Group Holdings Ltd.	2,159,313	52,204
	Oversea-Chinese Banking Corp. Ltd.	4,187,297	35,944
	United Overseas Bank Ltd.	1,536,590	30,146
	Singapore Telecommunications Ltd.	8,928,615	15,721
	Keppel Corp. Ltd.	1,665,760	8,199
	CapitaLand Integrated Commercial Trust	6,107,671	8,106
	Ascendas REIT	3,990,610	7,383
	Wilmar International Ltd.	2,529,516	6,930
	Capitaland Investment Ltd.	3,062,705	6,513
	Singapore Exchange Ltd.	967,818	5,755
*	Singapore Airlines Ltd.	1,537,183	5,702
	Singapore Technologies Engineering Ltd.	1,857,830	4,331
	Mapletree Logistics Trust	3,827,372	4,108
	Genting Singapore Ltd.	7,221,194	4,106
	Venture Corp. Ltd.	320,216	3,603
	Mapletree Industrial Trust	2,153,421	3,348
	City Developments Ltd.	567,117	3,058
	Mapletree Commercial Trust	2,565,537	2,879
	Frasers Logistics & Commercial Trust	3,430,456	2,666
	UOL Group Ltd.	609,597	2,663
	Jardine Cycle & Carriage Ltd.	121,127	2,544
	Suntec REIT	2,593,466	2,365
	Sembcorp Industries Ltd.	1,113,668	2,289
	NetLink NBN Trust	3,655,500	2,208
	ComfortDelGro Corp. Ltd.	2,401,604	2,156
	Frasers Centrepoint Trust	1,348,343	1,982
	Keppel DC REIT	1,536,278	1,909
*	Sembcorp Marine Ltd.	20,019,225	1,794
	Ascott Residence Trust	2,417,198	1,630
	Keppel REIT	2,566,482	1,623
	Keppel Infrastructure Trust	4,310,180	1,613
	Golden Agri-Resources Ltd.	7,773,050	1,594
	ESR-REIT	6,390,535	1,534
	Haw Par Corp. Ltd.	229,000	1,529
*	SATS Ltd.	713,541	1,377
	Parkway Life REIT	413,154	1,167
	CapitaLand China Trust	1,597,330	1,095
	Hutchison Port Holdings Trust Class U	6,529,899	1,066
	Raffles Medical Group Ltd.	1,045,537	982
	Ascendas India Trust	1,209,400	957
	Lendlease Global Commercial REIT	1,902,400	942
	AEM Holdings Ltd.	374,400	849
	Olam Group Ltd.	844,700	800
	CDL Hospitality Trusts	942,700	773
	SPH REIT	1,317,838	759
	Manulife US REIT	2,049,075	748
	Keppel Pacific Oak US REIT	1,277,400	690
		Shares	Market Value• ($000)
	Singapore Post Ltd.	1,653,529	631
	First Resources Ltd.	581,389	611
	Starhill Global REIT	1,590,101	579
	Hour Glass Ltd.	382,900	528
	Cromwell European REIT	330,480	513
	Sheng Siong Group Ltd.	462,199	510
	iFAST Corp. Ltd.	177,200	508
	OUE Commercial REIT	2,172,316	499
	AIMS APAC REIT	547,900	476
	Far East Hospitality Trust	1,139,089	462
	StarHub Ltd.	601,070	454
	Sabana Industrial REIT	1,319,259	382
	Digital Core REIT Management Private Ltd.	760,300	380
	Thomson Medical Group Ltd.	6,715,700	365
*	SIA Engineering Co. Ltd.	214,009	327
	UMS Holdings Ltd.	488,300	309
	Prime US REIT	603,753	284
	Nanofilm Technologies International Ltd.	213,000	262
	Riverstone Holdings Ltd.	565,500	215
	First REIT	1,142,208	194
	Silverlake Axis Ltd.	594,789	136
*	COSCO Shipping International Singapore Co. Ltd.	1,097,700	126
	Bumitama Agri Ltd.	289,847	122
*	Yoma Strategic Holdings Ltd.	1,220,547	72
*,3	Best World International Ltd.	53,220	51
*,2,3	Ezra Holdings Ltd.	1,786,900	14
*,3	Eagle Hospitality Trust	700,500	—
			261,350
South Korea (12.1%)
	Samsung Electronics Co. Ltd.	5,678,153	236,324
	SK Hynix Inc.	642,753	37,210
	Samsung Electronics Co. Ltd. Preference Shares	964,196	36,034
	Samsung SDI Co. Ltd.	62,095	32,036
	LG Chem Ltd.	55,381	24,303
	NAVER Corp.	171,112	20,297
	Hyundai Motor Co.	166,337	19,168
	Celltrion Inc.	127,632	17,156
	KB Financial Group Inc.	461,574	15,532
	POSCO Holdings Inc.	88,634	15,448
*	LG Energy Solution	41,398	15,318
	Shinhan Financial Group Co. Ltd.	592,459	15,058
	Kia Corp.	306,311	14,235
*,1	Samsung Biologics Co. Ltd.	21,855	13,431
	Kakao Corp.	359,015	12,736
	Hyundai Mobis Co. Ltd.	73,118	11,215
	Hana Financial Group Inc.	342,097	9,890
	KT&G Corp.	127,218	8,544
	Samsung C&T Corp.	98,750	8,197
	LG Electronics Inc.	134,449	7,680
*	SK Innovation Co. Ltd.	60,915	7,376
	SK Inc.	42,386	6,351
	Woori Financial Group Inc.	747,776	6,171

64

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	LG Corp.	104,330	5,792
	Samsung Electro-Mechanics Co. Ltd.	65,114	5,515
	Celltrion Healthcare Co. Ltd.	112,466	5,472
	Samsung Fire & Marine Insurance Co. Ltd.	38,694	5,427
	Korea Zinc Co. Ltd.	11,649	5,224
	NCSoft Corp.	18,577	5,075
	HMM Co. Ltd.	361,109	4,831
*	Doosan Heavy Industries & Construction Co. Ltd.	493,676	4,580
[2]	POSCO Chemical Co. Ltd.	32,473	4,534
*	Hanwha Solutions Corp.	134,672	4,451
*	Krafton Inc.	34,566	4,294
	Samsung Life Insurance Co. Ltd.	90,016	4,254
	L&F Co. Ltd.	26,396	4,160
	Samsung SDS Co. Ltd.	42,824	3,752
[2]	Ecopro BM Co. Ltd.	46,098	3,713
	LG Household & Health Care Ltd.	10,352	3,699
	Hyundai Motor Co. Preference Shares (XKRS)	65,228	3,649
	Korea Electric Power Corp.	300,250	3,521
	LG Innotek Co. Ltd.	16,451	3,413
*	Korean Air Lines Co. Ltd.	206,409	3,343
*	Samsung Engineering Co. Ltd.	186,017	3,107
*	SK Square Co. Ltd.	116,422	3,010
*,2	HLB Inc. (XKOS)	104,854	2,973
	S-Oil Corp.	48,328	2,930
[2]	Korea Aerospace Industries Ltd.	84,413	2,803
	CJ CheilJedang Corp.	9,370	2,720
	Hyundai Glovis Co. Ltd.	21,726	2,648
*	Samsung Heavy Industries Co. Ltd.	723,382	2,611
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	50,828	2,589
	Coway Co. Ltd.	66,270	2,570
	Hyundai Heavy Industries Holdings Co. Ltd.	59,376	2,535
	Yuhan Corp.	59,618	2,500
*	KakaoBank Corp.	199,671	2,390
	LG Display Co. Ltd.	261,489	2,334
	Industrial Bank of Korea	303,923	2,227
	Hankook Tire & Technology Co. Ltd.	86,587	2,218
*	Kangwon Land Inc.	132,619	2,138
	Hyundai Engineering & Construction Co. Ltd.	86,032	2,103
	DB Insurance Co. Ltd.	53,038	2,093
	Ecopro Co. Ltd.	20,529	2,038
	LG Uplus Corp.	248,494	1,995
	Amorepacific Corp.	29,696	1,928
	GS Holdings Corp.	59,717	1,926
	F&F Co. Ltd.	18,733	1,909
	Hanwha Aerospace Co. Ltd.	40,953	1,907
*	HYBE Co. Ltd.	21,859	1,850
		Shares	Market Value• ($000)
	Kumho Petrochemical Co. Ltd.	20,126	1,845
	Orion Corp.Republic of Korea	25,529	1,817
	LG Chem Ltd. Preference Shares	8,942	1,812
	Hyundai Steel Co.	89,801	1,767
	Lotte Chemical Corp.	16,993	1,761
	Samsung Securities Co. Ltd.	75,184	1,673
[2]	Hotel Shilla Co. Ltd.	36,716	1,672
	SKC Co. Ltd.	22,853	1,655
	Hyundai Marine & Fire Insurance Co. Ltd.	70,144	1,638
	Korea Investment Holdings Co. Ltd.	45,414	1,576
	BNK Financial Group Inc.	349,156	1,569
	Hanmi Pharm Co. Ltd.	8,811	1,563
	SK Telecom Co. Ltd.	43,637	1,533
*	Hyundai Mipo Dockyard Co. Ltd.	23,766	1,529
	Mirae Asset Securities Co. Ltd. Preference Shares	593,861	1,508
[2]	OCI Co. Ltd.	21,054	1,504
*,2	Hyundai Rotem Co. Ltd.	85,849	1,465
	Cheil Worldwide Inc.	83,623	1,433
	E-MART Inc.	23,931	1,419
	Meritz Fire & Marine Insurance Co. Ltd.	63,637	1,402
	Fila Holdings Corp.	60,599	1,388
	Mando Corp.	39,648	1,373
	DB HiTek Co. Ltd.	43,069	1,333
*	Hyundai Heavy Industries Co. Ltd.	17,024	1,300
	Hansol Chemical Co. Ltd.	9,674	1,256
*	SK Bioscience Co. Ltd.	23,213	1,228
	JYP Entertainment Corp.	31,294	1,217
	Shinsegae Inc.	8,134	1,211
*,2	SK Biopharmaceuticals Co. Ltd.	28,682	1,168
	Youngone Corp.	35,061	1,162
	GS Engineering & Construction Corp.	75,874	1,153
*,1	SK IE Technology Co. Ltd.	30,307	1,103
*	CosmoAM&T Co. Ltd.	23,377	1,098
*,2	Celltrion Pharm Inc.	22,546	1,070
[2]	SK Chemicals Co. Ltd.	17,106	1,060
	Hanwha Corp. Preference Shares	107,284	1,054
*,2	Pearl Abyss Corp.	36,050	1,050
	NH Investment & Securities Co. Ltd.	164,990	1,037
	Hanon Systems	189,746	1,037
	LEENO Industrial Inc.	10,718	1,027
*,2	Alteogen Inc.	39,596	1,017
	S-1 Corp.	22,961	1,005
[2]	CS Wind Corp.	24,266	1,000
	LS Corp.	21,404	997
[2]	SM Entertainment Co. Ltd.	19,673	980
	BGF retail Co. Ltd.	7,276	951
	KIWOOM Securities Co. Ltd.	16,750	948
	Posco International Corp.	63,814	923
*	Kakao Games Corp.	33,369	923

65

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	DL E&C Co. Ltd.	37,699	910
	DGB Financial Group Inc.	186,478	888
[2]	Hyosung Advanced Materials Corp.	3,880	867
[2]	Iljin Materials Co. Ltd.	20,409	866
[2]	KCC Corp.	5,035	860
[2]	WONIK IPS Co. Ltd.	44,276	852
	Hyundai Wia Corp.	19,883	851
	JB Financial Group Co. Ltd.	168,846	850
[2]	GS Retail Co. Ltd.	47,460	845
	Meritz Securities Co. Ltd.	323,865	840
	LIG Nex1 Co. Ltd.	11,736	837
	Lotte Shopping Co. Ltd.	13,301	814
	SD Biosensor Inc.	39,018	807
	LOTTE Fine Chemical Co. Ltd.	20,259	797
*,2	HLB Life Science Co. Ltd.	92,605	787
[2]	NongShim Co. Ltd.	3,698	783
	CJ Corp.	14,996	755
	Chunbo Co. Ltd.	4,924	753
	Doosan Bobcat Inc.	31,815	747
	Samsung Card Co. Ltd.	34,084	739
	Korea Gas Corp.	30,208	737
*,2	Doosan Fuel Cell Co. Ltd.	38,488	734
[2]	Dongjin Semichem Co. Ltd.	34,657	729
*,2	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	56,010	718
	LX International Corp.	25,224	718
[2]	Daejoo Electronic Materials Co. Ltd.	11,231	706
	Soulbrain Co. Ltd.	4,901	703
	Kolon Industries Inc.	22,886	697
	Hyundai Elevator Co. Ltd.	39,023	689
	People & Technology Inc.	21,193	685
	Lotte Corp.	29,941	684
*,2	Hanjin Kal Corp.	24,457	682
	Pan Ocean Co. Ltd.	226,249	681
	Hyundai Department Store Co. Ltd.	17,917	680
*,2	Hyundai Doosan Infracore Co. Ltd.	174,738	679
	LS Electric Co. Ltd.	17,496	674
[2]	Seegene Inc.	33,456	673
	Samsung SDI Co. Ltd. Preference Shares	2,786	666
	Amorepacific Corp. Preference Shares	25,738	664
[2]	Hite Jinro Co. Ltd.	36,636	659
	Hyosung TNC Corp.	3,585	657
*,2	Naturecell Co. Ltd.	54,045	654
	Daeduck Electronics Co. Ltd.	37,455	645
	CJ ENM Co. Ltd.	12,519	644
	Mirae Asset Securities Co. Ltd.	143,980	641
	Chong Kun Dang Pharmaceutical Corp.	10,793	636
*	Kakaopay Corp.	25,460	630
[2]	LX Semicon Co. Ltd.	10,823	628
*	Daewoo Engineering & Construction Co. Ltd.	211,924	624
		Shares	Market Value• ($000)
*	STCUBE	47,710	622
[1,2]	Netmarble Corp.	19,891	622
*,2	Hyundai Bioscience Co. Ltd.	41,388	621
[2]	Green Cross Corp.	6,864	613
[2]	Wemade Co. Ltd.	19,735	612
[2]	DL Holdings Co. Ltd.	14,176	611
[2]	Dongkuk Steel Mill Co. Ltd.	76,269	611
*	Hyundai Electric & Energy System Co. Ltd.	25,385	611
	ST Pharm Co. Ltd.	10,408	607
*	CJ Logistics Corp.	9,835	606
[2]	Koh Young Technology Inc.	71,618	599
*	KMW Co. Ltd.	36,170	599
[2]	AMOREPACIFIC Group	34,454	597
	Daewoong Pharmaceutical Co. Ltd.	5,255	595
[2]	Shin Poong Pharmaceutical Co. Ltd.	38,748	587
	SK REIT Co. Ltd.	187,916	586
[2]	Hanwha Systems Co. Ltd.	74,579	583
	Daishin Securities Co. Ltd. Preference Shares	61,321	568
[2]	SFA Engineering Corp.	20,927	559
	Com2uSCorp	11,226	559
*	Hugel Inc.	7,018	550
	Samchully Co. Ltd.	2,803	549
[2]	SIMMTECH Co. Ltd.	21,950	543
	Humasis Co. Ltd.	36,187	532
	Dongsuh Cos. Inc.	37,125	531
	Green Cross Holdings Corp.	43,452	528
[2]	KEPCO Plant Service & Engineering Co. Ltd.	23,216	519
	Foosung Co. Ltd.	59,527	516
	Hanwha Life Insurance Co. Ltd.	335,495	514
	Advanced Nano Products Co. Ltd.	7,838	510
	HAESUNG DS Co. Ltd.	19,106	508
[2]	KEPCO Engineering & Construction Co. Inc.	14,528	506
	MegaStudyEdu Co. Ltd.	8,388	504
	Han Kuk Carbon Co.	64,709	503
*,2	Paradise Co. Ltd.	49,997	498
	Korean Reinsurance Co.	96,686	498
	SSANGYONG C&E Co. Ltd.	124,055	494
*	Creative & Innovative System	53,797	491
	Hyosung Corp.	10,198	490
*	SOLUM Co. Ltd.	40,368	488
[2]	Meritz Financial Group Inc.	31,821	484
	LG Household & Health Care Ltd. Preference Shares	2,439	480
	Ecopro HN Co. Ltd.	13,208	478
*	Myoung Shin Industrial Co. Ltd.	39,269	474
	AfreecaTV Co. Ltd.	8,367	466

66

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Douzone Bizon Co. Ltd.	21,738	465
[3]	Unid Co. Ltd.	8,587	463
*	Bioneer Corp.	24,802	462
[2]	Ottogi Corp.	1,486	460
*,2	Chabiotech Co. Ltd.	49,658	459
	Hanmi Semiconductor Co. Ltd.	54,584	451
*	Hanall Biopharma Co. Ltd.	45,201	449
*	Enchem Co. Ltd.	8,536	445
	Eo Technics Co. Ltd.	9,669	441
*	Hana Tour Service Inc.	12,633	441
*	LegoChem Biosciences Inc.	18,558	441
*	GeneOne Life Science Inc.	84,701	438
*	Pharmicell Co. Ltd.	61,237	437
*,2	Taihan Electric Wire Co. Ltd.	414,697	436
[2]	BH Co. Ltd.	25,865	436
	Hyundai Construction Equipment Co. Ltd.	14,247	429
	Hanwha Corp.	24,035	428
	Lotte Rental Co. Ltd.	20,535	426
	HK inno N Corp.	16,621	423
*	Duk San Neolux Co. Ltd.	15,700	422
[2]	SK Networks Co. Ltd.	147,072	415
	Poongsan Corp.	22,308	408
	Hyundai Autoever Corp.	4,871	404
*	Genexine Inc.	25,455	399
	Park Systems Corp.	5,168	397
[2]	Kolmar Korea Co. Ltd.	16,515	396
	Dentium Co. Ltd.	7,317	391
*,2	ABLBio Inc.	27,916	391
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,435	386
	SL Corp.	17,748	382
[2]	HDC Hyundai Development Co-Engineering & Construction Class E	54,120	379
	Medytox Inc.	5,066	373
	Innocean Worldwide Inc.	13,021	367
	Solus Advanced Materials Co. Ltd.	15,575	366
*	GemVax & Kael Co. Ltd.	41,462	360
	S&S Tech Corp.	20,669	359
[2]	Doosan Co. Ltd.	6,573	356
[2]	YG Entertainment Inc.	11,798	353
	Tokai Carbon Korea Co. Ltd.	4,972	353
	JR Global REIT	119,409	353
	Shinhan Alpha REIT Co. Ltd.	68,923	351
	Daou Technology Inc.	27,398	348
*,2	Oscotec Inc.	27,276	348
	Hanmi Science Co. Ltd.	15,459	347
	NICE Information Service Co. Ltd.	37,896	345
*	Kumho Tire Co. Inc.	159,017	344
	Lotte Chilsung Beverage Co. Ltd.	3,461	341
	Dawonsys Co. Ltd.	28,487	341
	LOTTE REIT Co. Ltd.	135,321	341
	PI Advanced Materials Co. Ltd.	16,375	340
*	Studio Dragon Corp.	7,069	339
		Shares	Market Value• ($000)
[2]	DoubleUGames Co. Ltd.	10,014	337
*	SAM KANG M&T Co. Ltd.	23,556	334
	ESR Kendall Square REIT Co. Ltd.	133,264	333
	Daewoong Co. Ltd.	22,808	330
	IS Dongseo Co. Ltd.	14,949	330
[2]	Huchems Fine Chemical Corp.	22,417	327
*,2	Helixmith Co. Ltd.	37,368	327
	Youlchon Chemical Co. Ltd.	14,243	326
*,2	Sam Chun Dang Pharm Co. Ltd.	15,258	326
*	Neowiz	12,785	323
*,2	NKMax Co. Ltd.	34,463	323
*,2	NEPES Corp.	25,204	322
	Korea Electric Terminal Co. Ltd.	8,788	319
[2]	Daesang Corp.	21,426	315
[2]	RFHIC Corp.	21,362	315
*	NHN Corp.	19,507	314
	Intellian Technologies Inc.	7,186	314
	Jusung Engineering Co. Ltd.	38,406	308
*	Hyosung Heavy Industries Corp.	7,610	306
[2]	Taekwang Industrial Co. Ltd.	615	303
*	HLB Therapeutics Co. Ltd.	31,837	302
*	Vaxcell-Bio Therapeutics Co. Ltd.	11,891	302
*	Wysiwyg Studios Co. Ltd.	28,051	297
[2]	Seoul Semiconductor Co. Ltd.	40,069	293
	Nexen Tire Corp.	53,943	292
	KCC Glass Corp.	10,673	289
[2]	GC Cell Corp.	9,045	286
	Samyang Holdings Corp.	6,558	285
*	Asiana Airlines Inc.	39,127	284
	Ahnlab Inc.	6,498	284
	PharmaResearch Co. Ltd.	6,569	283
	Handsome Co. Ltd.	15,955	281
	Hyundai Greenfood Co. Ltd.	61,450	281
[2]	Cosmax Inc.	8,775	281
*	SFA Semicon Co. Ltd.	91,287	276
[2]	Hanssem Co. Ltd.	10,465	275
[2]	Innox Advanced Materials Co. Ltd.	14,365	275
	DongKook Pharmaceutical Co. Ltd.	24,831	273
*	Hana Micron Inc.	41,816	273
	Lutronic Corp.	21,231	270
	Korea Petrochemical Ind Co. Ltd.	3,241	269
*	Eubiologics Co. Ltd.	36,652	267
	SNT Motiv Co. Ltd.	8,590	266
[2]	Partron Co. Ltd.	46,163	265
	Sebang Global Battery Co. Ltd.	9,670	264
*,2	Amicogen Inc.	19,806	264
*	TY Holdings Co. Ltd.	35,679	264

67

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	LX Holdings Corp.	43,237	263
	Hankook & Co. Co. Ltd.	29,112	262
*	Eoflow Co. Ltd.	23,132	261
*	Next Science Co. Ltd.	46,581	260
	Eugene Technology Co. Ltd.	17,175	259
*,2	Cellivery Therapeutics Inc.	29,732	259
	GOLFZON Co. Ltd.	3,185	257
	Young Poong Corp.	576	255
*	CJ CGV Co. Ltd.	26,970	255
	Hanwha Investment & Securities Co. Ltd.	147,595	254
*,2	Lotte Tour Development Co. Ltd.	40,137	254
	Boryung Pharmaceutical Co. Ltd.	34,542	254
	Dongwon Industries Co. Ltd.	1,570	253
	Mcnex Co. Ltd.	13,189	253
	INTOPS Co. Ltd.	12,921	252
*	MedPacto Inc.	15,334	248
	Tesna Inc.	13,251	248
	Lotte Confectionery Co. Ltd.	2,706	247
*	Shinsung E&G Co. Ltd.	185,585	246
	Youngone Holdings Co. Ltd.	6,352	241
	Dong-A Socio Holdings Co. Ltd.	3,353	240
	SK Discovery Co. Ltd.	11,258	234
*	Hanwha General Insurance Co. Ltd.	90,104	233
	Harim Holdings Co. Ltd.	47,103	232
*	Korea Line Corp.	166,738	230
[2]	Zinus Inc.	10,492	230
	Hanjin Transportation Co. Ltd.	16,755	227
	i-SENS Inc.	9,358	227
[2]	Sungwoo Hitech Co. Ltd.	62,439	226
*	CMG Pharmaceutical Co. Ltd.	151,089	225
	Orion Holdings Corp.	22,426	225
*	Danal Co. Ltd.	55,587	225
	Hansae Co. Ltd.	21,409	221
[2]	L&C Bio Co. Ltd.	14,070	221
	Songwon Industrial Co. Ltd.	17,802	215
	Bukwang Pharmaceutical Co. Ltd.	40,483	214
	Hyundai Home Shopping Network Corp.	6,678	210
	LF Corp.	20,082	209
[2]	Shinsegae International Inc.	12,573	207
	Posco ICT Co. Ltd.	51,039	205
	Seojin System Co. Ltd.	19,950	205
*	NHN KCP Corp.	23,149	203
	SK Gas Ltd.	2,525	202
*	BNC Korea Co. Ltd.	54,351	202
*	iNtRON Biotechnology Inc.	32,431	201
*,2	Insun ENT Co. Ltd.	31,364	197
	Sangsangin Co. Ltd.	43,111	196
*,2	Binex Co. Ltd.	24,961	195
	Nature Holdings Co. Ltd.	10,154	191
		Shares	Market Value• ($000)
	Advanced Process Systems Corp.	15,616	189
*,2	Yungjin Pharmaceutical Co. Ltd.	98,804	188
*,2	Grand Korea Leisure Co. Ltd.	18,664	186
	TK Corp.	16,040	184
	JW Pharmaceutical Corp.	13,916	183
*	DIO Corp.	13,182	183
*,2	Ananti Inc.	49,110	182
*	Webzen Inc.	17,380	182
[2]	TES Co. Ltd.	16,365	182
*	HJ Shipbuilding & Construction Co. Ltd.	73,702	181
*,2	Komipharm International Co. Ltd.	35,613	179
*	UniTest Inc.	20,098	179
	Sung Kwang Bend Co. Ltd.	18,185	177
	Dong-A ST Co. Ltd.	4,623	177
	Vieworks Co. Ltd.	7,236	176
*	Modetour Network Inc.	16,554	175
	iMarketKorea Inc.	24,253	175
*	Hyosung Chemical Corp.	2,461	175
	Samwha Capacitor Co. Ltd.	7,752	174
*,2	Kuk-il Paper Manufacturing Co. Ltd.	99,421	174
*	Medipost Co. Ltd.	17,203	173
	SK Securities Co. Ltd.	373,367	172
	LX Hausys Ltd.	7,559	171
	NICE Holdings Co. Ltd.	19,655	170
	Ilyang Pharmaceutical Co. Ltd.	13,609	170
	Hansol Paper Co. Ltd.	17,457	167
	CJ CheilJedang Corp. Preference Shares	1,429	166
	Halla Holdings Corp.	7,534	166
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	164
	Yuanta Securities Korea Co. Ltd.	97,416	164
*	Solid Inc.	54,816	162
*,2	Mezzion Pharma Co. Ltd.	17,178	158
[2]	ENF Technology Co. Ltd.	9,876	158
	Korea United Pharm Inc.	9,469	158
[2]	Hanil Cement Co. Ltd.	19,888	157
*	CrystalGenomics Inc.	65,836	157
	Mirae Asset Life Insurance Co. Ltd.	84,346	157
*	AbClon Inc.	14,113	157
[2]	ITM Semiconductor Co. Ltd.	7,554	156
	LOTTE Himart Co. Ltd.	16,760	155
	InBody Co. Ltd.	10,671	154
[2]	KH Vatec Co. Ltd.	18,069	154
*,2	Hancom Inc.	16,467	151
*	Sambu Engineering & Construction Co. Ltd.	158,422	151
*	Com2uS Holdings Corp.	4,974	150
	Binggrae Co. Ltd.	5,689	149
*	Ace Technologies Corp.	43,100	149
	HDC Holdings Co. Ltd.	38,508	147

68

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Tongyang Life Insurance Co. Ltd.	40,696	146
*	OliX Pharmaceuticals Inc.	10,430	145
[2]	Soulbrain Holdings Co. Ltd.	8,879	144
	KISWIRE Ltd.	11,356	143
	Seobu T&D	30,490	143
	Seah Besteel Corp.	12,109	142
	Daea TI Co. Ltd.	69,968	140
	Huons Co. Ltd.	6,404	140
[2]	Cuckoo Homesys Co. Ltd.	6,811	137
	Namhae Chemical Corp.	21,157	135
*	Wonik Holdings Co. Ltd.	57,021	133
	SPC Samlip Co. Ltd.	2,642	131
	Tongyang Inc.	187,196	130
*	Eutilex Co. Ltd.	25,360	130
	Namyang Dairy Products Co. Ltd.	504	129
	Chongkundang Holdings Corp.	3,470	128
	HS Industries Co. Ltd.	48,529	128
[2]	Gradiant Corp.	13,228	127
*	Giantstep Inc.	10,609	127
*	Samsung Pharmaceutical Co. Ltd.	65,384	125
	Eusu Holdings Co. Ltd.	25,616	124
	KUMHOE&C Co. Ltd.	29,223	124
	Hyundai Bioland Co. Ltd.	14,601	124
	Kwang Dong Pharmaceutical Co. Ltd.	28,923	120
	KTB Investment & Securities Co. Ltd.	55,345	120
	Eugene Investment & Securities Co. Ltd.	73,834	119
	KC Tech Co. Ltd.	11,245	119
	Dongwon F&B Co. Ltd.	1,291	117
	Hankook Shell Oil Co. Ltd.	670	117
*	Hansol Technics Co. Ltd.	31,255	114
	Kolon Corp.	7,213	114
*	Inscobee Inc.	103,073	111
	Samyang Corp.	4,269	111
	CJ Freshway Corp.	4,781	107
*	Namsun Aluminum Co. Ltd.	73,435	107
	Hyundai Corp.	9,252	105
	LG Electronics Inc. Preference Shares	3,781	105
*	Cafe24 Corp.	14,838	105
*	Enzychem Lifesciences Corp.	78,426	105
	Hansol Holdings Co. Ltd.	46,848	104
	Maeil Dairies Co. Ltd.	3,138	104
	KC Co. Ltd.	9,355	102
*	Homecast Co. Ltd.	34,891	101
	Jeil Pharmaceutical Co. Ltd.	8,035	101
	KT Skylife Co. Ltd.	17,601	101
	Sindoh Co. Ltd.	4,440	100
	Dae Han Flour Mills Co. Ltd.	1,098	99
	Toptec Co. Ltd.	20,827	99
	LG HelloVision Co. Ltd.	30,960	99
*	Peptron Inc.	17,765	99
		Shares	Market Value• ($000)
	Korea Asset In Trust Co. Ltd.	48,193	98
	E1 Corp.	3,252	97
*,2	Telcon RF Pharmaceutical Inc.	130,325	97
	Byucksan Corp.	69,762	95
	Woongjin Thinkbig Co. Ltd.	59,387	95
	OptoElectronics Solutions Co. Ltd.	8,368	93
	Daeduck Co. Ltd.	21,369	90
	KISCO Corp.	21,795	89
*	Cellid Co. Ltd.	8,423	88
*	KH Feelux Co. Ltd.	127,559	87
	ICD Co. Ltd.	14,626	87
	Humedix Co. Ltd.	5,513	81
	DB Financial Investment Co. Ltd.	28,425	80
*	Dongsung Pharmaceutical Co. Ltd.	17,023	80
*	Interflex Co. Ltd.	11,070	79
*	Aprogen pharmaceuticals Inc.	199,372	78
	Sam Young Electronics Co. Ltd.	11,203	77
	Hanil Holdings Co. Ltd.	10,857	77
	Taeyoung Engineering & Construction Co. Ltd.	25,696	76
	Kolmar Korea Holdings Co. Ltd.	7,605	74
	Kyobo Securities Co. Ltd.	19,540	72
	BGF Co. Ltd.	30,583	70
	Daishin Securities Co. Ltd.	6,879	67
	Huons Global Co. Ltd.	5,419	67
	Cuckoo Holdings Co. Ltd.	5,760	66
	Lock&Lock Co. Ltd.	15,263	65
*,2	HLB Inc. Rights Exp. 12/2/22	9,390	65
	Aekyung Industrial Co. Ltd.	7,793	60
*	CUROCOM Co. Ltd.	103,893	58
*	Anterogen Co. Ltd.	5,519	55
*	Able C&C Co. Ltd.	17,353	53
	Hyundai Motor Co. Preference Shares	903	50
	Hyundai Livart Furniture Co. Ltd.	8,465	50
*	Osteogenic Core Technologies Rights Exp. 11/8/22	5,252	13
			927,458
Total Common Stocks (Cost $9,318,222)			7,581,595

69

Pacific Stock Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 3.117% (Cost $84,041)	840,735	84,057
Total Investments (100.2%) (Cost $9,402,263)			7,665,652
Other Assets and Liabilities—Net (-0.2%)			(14,767)
Net Assets (100%)			7,650,885
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $40,932,000, representing 0.5% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $71,694,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $77,302,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	December 2022	209	11,030	(68)
S&P ASX 200 Index	December 2022	157	17,213	100
Topix Index	December 2022	297	38,469	836
				868

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	12/21/22	AUD	9,156	USD	5,937	—	(70)
BNP Paribas	12/21/22	AUD	8,604	USD	5,592	—	(79)
State Street Bank & Trust Co.	12/21/22	AUD	3,762	USD	2,397	14	—
Morgan Stanley Capital Services Inc.	12/21/22	AUD	2,605	USD	1,766	—	(97)
JPMorgan Chase Bank, N.A.	12/21/22	JPY	4,453,428	USD	31,585	—	(1,429)
Deutsche Bank AG	12/21/22	KRW	10,724,498	USD	7,807	—	(270)
70

Pacific Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	12/21/22	USD	4,364	AUD	6,469	219	—
Standard Chartered Bank	12/21/22	USD	584	HKD	4,575	1	—
UBS AG	12/21/22	USD	29,007	JPY	4,157,452	855	—
Bank of Montreal	12/21/22	USD	8,039	JPY	1,144,170	291	—
						1,380	(1,945)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $491,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
71

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,318,222)	7,581,595
Affiliated Issuers (Cost $84,041)	84,057
Total Investments in Securities	7,665,652
Investment in Vanguard	297
Cash	96
Cash Collateral Pledged—Futures Contracts	4,738
Cash Collateral Pledged—Forward Currency Contracts	1,060
Foreign Currency, at Value (Cost $5,602)	5,608
Receivables for Investment Securities Sold	3,597
Receivables for Accrued Income	43,035
Receivables for Capital Shares Issued	3,030
Unrealized Appreciation—Forward Currency Contracts	1,380
Other Assets	1,985
Total Assets	7,730,478
Liabilities
Payables for Investment Securities Purchased	4
Collateral for Securities on Loan	77,302
Payables to Vanguard	284
Variation Margin Payable—Futures Contracts	58
Unrealized Depreciation—Forward Currency Contracts	1,945
Total Liabilities	79,593
Net Assets	7,650,885
1 Includes $71,694 of securities on loan.
72

Pacific Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	9,821,139
Total Distributable Earnings (Loss)	(2,170,254)
Net Assets	7,650,885

Investor Shares—Net Assets
Applicable to 542,291 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,077
Net Asset Value Per Share—Investor Shares	$11.21

ETF Shares—Net Assets
Applicable to 89,756,014 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,275,857
Net Asset Value Per Share—ETF Shares	$58.78

Admiral Shares—Net Assets
Applicable to 28,497,345 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,072,102
Net Asset Value Per Share—Admiral Shares	$72.71

Institutional Shares—Net Assets
Applicable to 26,682,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	296,849
Net Asset Value Per Share—Institutional Shares	$11.13

See accompanying Notes, which are an integral part of the Financial Statements.
73

Pacific Stock Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Dividends[1]	261,384
Interest[2]	203
Securities Lending—Net	2,457
Total Income	264,044
Expenses
The Vanguard Group—Note B
Investment Advisory Services	876
Management and Administrative—Investor Shares	12
Management and Administrative—ETF Shares	2,761
Management and Administrative—Admiral Shares	1,897
Management and Administrative—Institutional Shares	164
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	226
Marketing and Distribution—Admiral Shares	94
Marketing and Distribution—Institutional Shares	11
Custodian Fees	588
Auditing Fees	46
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—ETF Shares	393
Shareholders’ Reports—Admiral Shares	42
Shareholders’ Reports—Institutional Shares	37
Trustees’ Fees and Expenses	3
Other Expenses	40
Total Expenses	7,196
Expenses Paid Indirectly	(31)
Net Expenses	7,165
Net Investment Income	256,879
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(151,609)
Futures Contracts	(8,943)
Forward Currency Contracts	(6,932)
Foreign Currencies	(8,767)
Realized Net Gain (Loss)	(176,251)
74

Pacific Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,441,962)
Futures Contracts	2,496
Forward Currency Contracts	67
Foreign Currencies	(674)
Change in Unrealized Appreciation (Depreciation)	(2,440,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,359,445)

1	Dividends are net of foreign withholding taxes of $17,693,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $180,000, ($17,000), $1,000, and $16,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $57,720,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
75

Pacific Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	256,879	204,877
Realized Net Gain (Loss)	(176,251)	(9,452)
Change in Unrealized Appreciation (Depreciation)	(2,440,073)	1,283,609
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,359,445)	1,479,034
Distributions
Investor Shares	(302)	(265)
ETF Shares	(165,182)	(116,979)
Admiral Shares	(77,608)	(65,199)
Institutional Shares	(10,843)	(10,274)
Total Distributions	(253,935)	(192,717)
Capital Share Transactions
Investor Shares	(2,936)	241
ETF Shares	1,532,020	1,097,611
Admiral Shares	21,187	89,575
Institutional Shares	(10,192)	(68,312)
Net Increase (Decrease) from Capital Share Transactions	1,540,079	1,119,115
Total Increase (Decrease)	(1,073,301)	2,405,432
Net Assets
Beginning of Period	8,724,186	6,318,754
End of Period	7,650,885	8,724,186

See accompanying Notes, which are an integral part of the Financial Statements.
76

Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.40	$12.79	$13.01	$12.24	$13.56
Investment Operations
Net Investment Income[1]	.386	.349	.283	.309	.347
Net Realized and Unrealized Gain (Loss) on Investments	(4.175)	2.600	(.209)	.801	(1.336)
Total from Investment Operations	(3.789)	2.949	.074	1.110	(.989)
Distributions
Dividends from Net Investment Income	(.401)	(.339)	(.294)	(.340)	(.331)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.401)	(.339)	(.294)	(.340)	(.331)
Net Asset Value, End of Period	$11.21	$15.40	$12.79	$13.01	$12.24
Total Return[2]	-25.08%	23.09%	0.52%	9.39%	-7.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6	$12	$10	$11	$225
Ratio of Total Expenses to Average Net Assets	0.23%[3]	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.87%	2.25%	2.28%	2.50%	2.51%
Portfolio Turnover Rate[4]	6%	5%	4%	4%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.23%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
77

Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$80.80	$67.11	$68.25	$64.24	$71.13
Investment Operations
Net Investment Income[1]	2.158	1.993	1.577	1.823	1.895
Net Realized and Unrealized Gain (Loss) on Investments	(21.961)	13.594	(1.091)	4.071	(6.940)
Total from Investment Operations	(19.803)	15.587	.486	5.894	(5.045)
Distributions
Dividends from Net Investment Income	(2.217)	(1.897)	(1.626)	(1.884)	(1.845)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.217)	(1.897)	(1.626)	(1.884)	(1.845)
Net Asset Value, End of Period	$58.78	$80.80	$67.11	$68.25	$64.24
Total Return	-24.99%	23.27%	0.68%	9.53%	-7.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,276	$5,463	$3,630	$3,708	$3,927
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.11%	2.45%	2.42%	2.80%	2.65%
Portfolio Turnover Rate[3]	6%	5%	4%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
78

Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$99.94	$83.00	$84.41	$79.43	$87.97
Investment Operations
Net Investment Income[1]	2.648	2.399	1.938	2.251	2.360
Net Realized and Unrealized Gain (Loss) on Investments	(27.155)	16.866	(1.354)	5.031	(8.618)
Total from Investment Operations	(24.507)	19.265	.584	7.282	(6.258)
Distributions
Dividends from Net Investment Income	(2.723)	(2.325)	(1.994)	(2.302)	(2.282)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.723)	(2.325)	(1.994)	(2.302)	(2.282)
Net Asset Value, End of Period	$72.71	$99.94	$83.00	$84.41	$79.43
Total Return[2]	-25.01%	23.25%	0.66%	9.50%	-7.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,072	$2,834	$2,279	$2,493	$2,202
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.06%	2.39%	2.40%	2.80%	2.64%
Portfolio Turnover Rate[4]	6%	5%	4%	4%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
79

Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.29	$12.70	$12.91	$12.15	$13.46
Investment Operations
Net Investment Income[1]	.405	.366	.296	.346	.364
Net Realized and Unrealized Gain (Loss) on Investments	(4.146)	2.582	(.199)	.770	(1.323)
Total from Investment Operations	(3.741)	2.948	.097	1.116	(.959)
Distributions
Dividends from Net Investment Income	(.419)	(.358)	(.307)	(.356)	(.351)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.419)	(.358)	(.307)	(.356)	(.351)
Net Asset Value, End of Period	$11.13	$15.29	$12.70	$12.91	$12.15
Total Return	-24.96%	23.25%	0.72%	9.51%	-7.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$297	$416	$400	$508	$443
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.06%	2.39%	2.40%	2.81%	2.66%
Portfolio Turnover Rate[3]	6%	5%	4%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
80

Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2022, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country's social, political, and economic conditions.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in
81

Pacific Stock Index Fund
the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
82

Pacific Stock Index Fund
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
83

Pacific Stock Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $297,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $31,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
84

Pacific Stock Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	7,579,243	2,352	7,581,595
Temporary Cash Investments	84,057	—	—	84,057
Total	84,057	7,579,243	2,352	7,665,652
Derivative Financial Instruments
Assets
Futures Contracts[1]	936	—	—	936
Forward Currency Contracts	—	1,380	—	1,380
Total	936	1,380	—	2,316
Liabilities
Futures Contracts[1]	68	—	—	68
Forward Currency Contracts	—	1,945	—	1,945
Total	68	1,945	—	2,013
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	936	—	936
Unrealized Appreciation—Forward Currency Contracts	—	1,380	1,380
Total Assets	936	1,380	2,316

Unrealized Depreciation—Futures Contracts[1]	68	—	68
Unrealized Depreciation—Forward Currency Contracts	—	1,945	1,945
Total Liabilities	68	1,945	2,013
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
85

Pacific Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(8,943)	—	(8,943)
Forward Currency Contracts	—	(6,932)	(6,932)
Realized Net Gain (Loss) on Derivatives	(8,943)	(6,932)	(15,875)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,496	—	2,496
Forward Currency Contracts	—	67	67
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,496	67	2,563
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	54,315
Total Distributable Earnings (Loss)	(54,315)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	96,203
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(454,154)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(1,812,303)
86

Pacific Stock Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	253,935	192,717
Long-Term Capital Gains	—	—
Total	253,935	192,717
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,477,400
Gross Unrealized Appreciation	896,733
Gross Unrealized Depreciation	(2,707,612)
Net Unrealized Appreciation (Depreciation)	(1,810,879)
G.	During the year ended October 31, 2022, the fund purchased $2,130,210,000 of investment securities and sold $624,957,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,353,144,000 and $160,875,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	923	66	2,019	131
Issued in Lieu of Cash Distributions	302	22	265	17
Redeemed	(4,161)	(327)	(2,043)	(132)
Net Increase (Decrease)—Investor Shares	(2,936)	(239)	241	16
ETF Shares
Issued	1,717,524	24,749	1,267,655	15,614
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(185,504)	(2,600)	(170,044)	(2,100)
Net Increase (Decrease)—ETF Shares	1,532,020	22,149	1,097,611	13,514
87

Pacific Stock Index Fund
	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	266,172	3,064	354,619	3,543
Issued in Lieu of Cash Distributions	62,791	705	52,662	529
Redeemed	(307,776)	(3,626)	(317,706)	(3,175)
Net Increase (Decrease)—Admiral Shares	21,187	143	89,575	897
Institutional Shares
Issued	77,837	6,226	70,526	4,592
Issued in Lieu of Cash Distributions	8,344	609	8,184	539
Redeemed	(96,373)	(7,332)	(147,022)	(9,454)
Net Increase (Decrease)—Institutional Shares	(10,192)	(497)	(68,312)	(4,323)
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
88

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
89

Tax information (unaudited) for Vanguard European Stock Index Fund
The fund hereby designates $766,651,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $34,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $824,323,000 and foreign taxes paid of $15,201,000, or if subsequently determined to be different, the maximum amounts allowable by law. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.

Tax information (unaudited) for Vanguard Pacific Stock Index Fund
The fund hereby designates $183,121,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $59,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $278,744,000 and foreign taxes paid of $16,716,000, or if subsequently determined to be different, the maximum amounts allowable by law. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.
90

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
91

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q720 122022

Annual Report   |   October 31, 2022
Vanguard Total World Stock Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	3
Financial Statements	5
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2022, Vanguard Total World Stock Index Fund returned –19.91% for ETF Shares (based on net asset value) and Institutional Shares, and –19.93% for Admiral Shares. The fund's benchmark, the FTSE Global All Cap Index, returned –19.86%.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by many central banks to bring inflation back in check and increased fears of a recession.
•	U.S. stocks, which made up more than half of the index’s assets, contributed significantly to its negative performance. China, Taiwan, the U.K., and Germany were also among the leading detractors.
•	All sectors contributed negatively to the index’s return. Technology (the largest sector at about 20%), consumer discretionary, and industrials detracted the most.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$910.50	$0.34
Admiral™ Shares	1,000.00	910.60	0.48
Institutional Shares	1,000.00	910.60	0.39
Based on Hypothetical 5% Yearly Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$1,024.85	$0.36
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.07% for ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Total World Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total World Stock Index Fund ETF Shares Net Asset Value	-19.91%	5.30%	8.25%	$22,085
Total World Stock Index Fund ETF Shares Market Price	-19.88	5.30	8.26	22,122
Spliced Total World Stock Index	-19.86	5.36	8.33	22,253
Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Since Inception (2/7/2019)	Final Value of a $10,000 Investment
Total World Stock Index Fund Admiral Shares	-19.93%	6.90%	$12,823
Spliced Total World Stock Index	-19.86	6.94	12,842
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total World Stock Index Fund Institutional Shares	-19.91%	5.29%	8.25%	$11,044,471
Spliced Total World Stock Index	-19.86	5.36	8.33	11,126,590
Cumulative Returns of ETF Shares: October 31, 2012, Through October 31, 2022
	One Year	Five Years	Ten Years
Total World Stock Index Fund ETF Shares Market Price	-19.88%	29.45%	121.22%
Total World Stock Index Fund ETF Shares Net Asset Value	-19.91	29.43	120.85
Spliced Total World Stock Index	-19.86	29.84	122.53
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
3

Total World Stock Index Fund
Fund Allocation
As of October 31, 2022
United States	61.4%
Japan	5.9
United Kingdom	4.1
Canada	3.1
China	2.7
France	2.5
Switzerland	2.3
Australia	2.1
India	1.9
Germany	1.8
Taiwan	1.5
South Korea	1.3
Other	9.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
4

Total World Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Australia (2.1%)
	BHP Group Ltd.	2,543,318	61,091
	Commonwealth Bank of Australia	859,678	57,639
	CSL Ltd.	243,423	43,576
	National Australia Bank Ltd.	1,601,517	33,267
	Westpac Banking Corp.	1,757,548	27,138
	Australia & New Zealand Banking Group Ltd.	1,556,822	25,507
	Woodside Energy Group Ltd.	956,204	22,106
	Macquarie Group Ltd.	178,165	19,328
	Wesfarmers Ltd.	578,725	16,794
	Transurban Group (XASX)	1,563,360	13,262
	Woolworths Group Ltd.	619,256	13,077
	Rio Tinto Ltd.	189,897	10,777
	Goodman Group	934,369	10,167
	Amcor plc GDR	712,334	8,273
	Santos Ltd.	1,647,698	8,043
	Aristocrat Leisure Ltd.	338,049	8,024
	Fortescue Metals Group Ltd.	817,748	7,704
	Coles Group Ltd.	651,557	6,812
	QBE Insurance Group Ltd.	764,095	5,987
	South32 Ltd.	2,392,243	5,488
	Brambles Ltd.	731,661	5,478
	Scentre Group	2,789,986	5,192
	Sonic Healthcare Ltd.	247,620	5,184
*	Telstra Group Ltd.	1,990,108	4,990
	James Hardie Industries plc GDR	227,355	4,964
	Newcrest Mining Ltd. (XASX)	433,058	4,796
	Suncorp Group Ltd.	651,231	4,764
*	Pilbara Minerals Ltd.	1,365,143	4,437
	Computershare Ltd. (XASX)	270,432	4,378
	Cochlear Ltd.	33,690	4,304
	ASX Ltd.	93,298	4,042
	Mineral Resources Ltd.	85,356	4,002
	APA Group	581,040	3,912
	Insurance Australia Group Ltd.	1,233,644	3,872
*	Xero Ltd.	69,447	3,449
	Dexus (XASX)	690,158	3,439
	Ramsay Health Care Ltd.	85,188	3,195
	Stockland	1,385,157	3,192
	Treasury Wine Estates Ltd.	378,969	3,140
	Atlas Arteria Ltd.	732,162	3,082
	Northern Star Resources Ltd.	548,005	3,058
	Origin Energy Ltd.	829,986	2,965
*	Lottery Corp. Ltd.	1,077,502	2,956
	WiseTech Global Ltd.	79,572	2,943
	IGO Ltd.	300,754	2,941
		Shares	Market Value• ($000)
	Endeavour Group Ltd.	610,112	2,793
*	Allkem Ltd.	293,069	2,708
	OZ Minerals Ltd.	165,615	2,564
	GPT Group	920,583	2,544
	Mirvac Group	1,892,486	2,507
	Medibank Pvt Ltd.	1,384,199	2,492
*	Lynas Rare Earths Ltd.	466,457	2,488
	Charter Hall Group	295,960	2,457
	Whitehaven Coal Ltd.	421,728	2,450
	Washington H Soul Pattinson & Co. Ltd.	133,885	2,396
	BlueScope Steel Ltd.	230,609	2,322
	Incitec Pivot Ltd.	957,869	2,304
	Vicinity Centres	1,818,344	2,267
	SEEK Ltd.	163,997	2,258
	REA Group Ltd.	27,704	2,147
	carsales.com Ltd.	162,578	2,106
	Orica Ltd.	233,185	2,074
	Ampol Ltd.	113,935	1,987
	Aurizon Holdings Ltd.	857,159	1,986
	ALS Ltd.	258,262	1,889
	Lendlease Corp. Ltd.	334,362	1,859
	Qube Holdings Ltd.	997,504	1,737
	Cleanaway Waste Management Ltd.	1,000,999	1,731
	Worley Ltd.	182,122	1,664
	IDP Education Ltd.	85,744	1,618
	Steadfast Group Ltd.	491,720	1,593
	Bendigo & Adelaide Bank Ltd.	267,877	1,546
*	Qantas Airways Ltd.	399,099	1,491
	JB Hi-Fi Ltd.	54,307	1,489
	Bank of Queensland Ltd.	311,595	1,467
	Challenger Ltd.	321,435	1,444
	AGL Energy Ltd.	316,557	1,379
	Technology One Ltd.	167,785	1,291
*	AMP Ltd.	1,553,146	1,253
	Domino's Pizza Enterprises Ltd.	29,720	1,212
	Altium Ltd.	53,468	1,207
	Metcash Ltd.	459,054	1,205
*,1	Liontown Resources Ltd.	982,448	1,183
*	NEXTDC Ltd.	217,029	1,152
	Iluka Resources Ltd.	205,868	1,141
	Evolution Mining Ltd.	846,201	1,123
	Ansell Ltd.	60,355	1,090
	Alumina Ltd.	1,213,208	1,049
	Reece Ltd.	102,235	1,015
	National Storage REIT	593,837	994
	Pro Medicus Ltd.	27,234	970
*	Star Entertainment Grp Ltd.	509,494	958
	Downer EDI Ltd.	331,751	953
	nib holdings Ltd.	221,697	949
	Shopping Centres Australasia Property Group	509,720	888
	Nine Entertainment Co. Holdings Ltd.	669,237	884
	Orora Ltd.	455,192	883
*,1	Core Lithium Ltd.	981,521	868
		Shares	Market Value• ($000)
	Charter Hall Long Wale REIT	301,271	840
	ARB Corp. Ltd.	44,466	826
	Reliance Worldwide Corp. Ltd.	401,046	824
	Beach Energy Ltd.	804,061	822
	Insignia Financial Ltd.	404,833	816
[1]	Breville Group Ltd.	63,761	808
	Harvey Norman Holdings Ltd.	296,900	790
	Bapcor Ltd.	182,563	772
	Seven Group Holdings Ltd.	65,575	769
[2]	Viva Energy Group Ltd.	420,842	764
	Eagers Automotive Ltd.	96,272	763
*	Paladin Energy Ltd.	1,406,033	761
	Perseus Mining Ltd.	627,347	731
	Nufarm Ltd.	200,238	714
	HomeCo Daily Needs REIT	831,405	680
*,1	Flight Centre Travel Group Ltd.	62,838	669
*	Syrah Resources Ltd.	437,198	668
	Champion Iron Ltd.	210,550	633
	TPG Telecom Ltd.	201,437	632
	Elders Ltd.	75,733	631
	CSR Ltd.	209,804	621
	GrainCorp Ltd. Class A	115,293	620
	Premier Investments Ltd.	37,922	607
	Healius Ltd.	276,838	606
	IPH Ltd.	95,011	604
	Corporate Travel Management Ltd.	53,925	602
	IRESS Ltd.	91,708	595
	AUB Group Ltd.	44,952	595
	Sims Ltd.	75,978	594
	Tabcorp Holdings Ltd.	956,473	591
	Charter Hall Retail REIT	228,520	588
	Webjet Ltd.	165,898	560
	Waypoint REIT Ltd.	319,243	557
	InvoCare Ltd.	83,470	546
	Amcor plc	46,909	543
	HUB24 Ltd.	32,779	531
*,3	AVZ Minerals Ltd.	1,173,611	527
	Pendal Group Ltd.	164,721	517
	Centuria Industrial REIT	265,236	515
	Lifestyle Communities Ltd.	45,419	510
	BWP Trust	194,745	509
	Deterra Royalties Ltd.	189,302	497
*,1	Sayona Mining Ltd.	3,253,869	489
	Link Administration Holdings Ltd.	220,381	482
*,1	Lake Resources NL	710,462	479
	Super Retail Group Ltd.	70,173	461
	Arena REIT	182,201	459
*	De Grey Mining Ltd.	678,473	459
5

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Coronado Global Resources Inc. GDR	383,982	458
	Ingenia Communities Group	178,560	448
	Sandfire Resources Ltd. (XASX)	198,997	443
	Lovisa Holdings Ltd.	28,117	438
	Monadelphous Group Ltd.	49,373	432
	Costa Group Holdings Ltd. (XASX)	265,677	432
	GUD Holdings Ltd.	83,265	428
[1]	New Hope Corp. Ltd.	115,847	421
*	Capricorn Metals Ltd.	190,001	412
*,1	PolyNovo Ltd.	321,279	409
	Chalice Mining Ltd.	148,710	406
	Rural Funds Group	248,430	405
[1]	Magellan Financial Group Ltd.	63,679	404
[1]	Perpetual Ltd.	24,597	392
	Regis Resources Ltd.	391,667	382
*,1	Vulcan Energy Resources Ltd.	78,229	380
	Abacus Property Group	210,172	377
*	EVENT Hospitality and Entertainment Ltd.	39,152	374
	Brickworks Ltd.	26,328	373
	Gold Road Resources Ltd.	430,885	372
*	Karoon Energy Ltd.	268,395	365
	Tassal Group Ltd.	109,562	364
*	Telix Pharmaceuticals Ltd.	81,587	362
	Johns Lyng Group Ltd.	86,567	360
	Charter Hall Social Infrastructure REIT	160,628	357
*	West African Resources Ltd.	534,086	354
	Boral Ltd.	190,362	351
	Netwealth Group Ltd.	44,941	349
	Platinum Asset Management Ltd.	304,070	348
*	Imugene Ltd.	2,944,361	328
	Newcrest Mining Ltd.	29,753	328
	Credit Corp. Group Ltd.	27,193	323
*	Silver Lake Resources Ltd.	456,787	323
	Centuria Capital Group	298,615	322
	Genworth Mortgage Insurance Australia Ltd.	179,466	312
	Blackmores Ltd.	7,151	311
	oOh!media Ltd.	379,477	307
*	ioneer Ltd.	862,118	306
*	PEXA Group Ltd.	30,579	302
	McMillan Shakespeare Ltd.	35,729	299
[1]	APM Human Services International Ltd.	142,484	298
	Collins Foods Ltd.	49,137	295
	Growthpoint Properties Australia Ltd.	137,861	293
	Nickel Mines Ltd.	622,174	291
	Adbri Ltd.	286,010	288
	NRW Holdings Ltd.	174,335	284
	GQG Partners Inc. GDR	308,698	283
*	Bellevue Gold Ltd.	597,654	282
		Shares	Market Value• ($000)
*,1,2	Life360 Inc. GDR	62,047	273
*	Omni Bridgeway Ltd.	94,211	271
	Data#3 Ltd.	58,914	260
	Hotel Property Investments	130,574	259
	Cromwell Property Group	567,566	255
	Jumbo Interactive Ltd.	29,317	255
	Bega Cheese Ltd.	122,457	252
*	Megaport Ltd.	64,531	250
	MyState Ltd.	93,253	243
	Hansen Technologies Ltd.	76,538	241
*	Nanosonics Ltd.	89,279	234
*	Macquarie Telecom Group Ltd.	6,342	232
*	Australian Agricultural Co. Ltd.	198,343	222
	G8 Education Ltd.	359,410	222
	Myer Holdings Ltd.	545,572	221
	Ventia Services Group Pty Ltd.	119,267	211
	Domain Holdings Australia Ltd.	98,574	210
[1]	Clinuvel Pharmaceuticals Ltd.	16,708	209
*	Eclipx Group Ltd.	172,186	206
	Estia Health Ltd.	138,781	203
	Imdex Ltd.	153,718	201
*	Jervois Global Ltd.	636,844	200
*	SiteMinder Ltd.	100,793	200
*	nearmap Ltd.	151,120	199
*	Audinate Group Ltd.	38,055	198
[1]	Service Stream Ltd.	403,873	190
	Centuria Office REIT	196,798	190
	United Malt Grp Ltd.	94,310	188
*	Judo Capital Holdings Ltd.	250,833	187
*	Mincor Resources NL	212,973	183
*	Cooper Energy Ltd.	1,339,382	180
	Home Consortium Ltd.	58,853	180
[1]	Pinnacle Investment Management Group Ltd.	34,594	180
*,1	Novonix Ltd.	104,544	179
	Ramelius Resources Ltd.	372,219	175
	Austal Ltd.	109,789	175
	Dexus Industria REIT	103,290	175
	Kelsian Group Ltd.	57,576	172
*	OFX Group Ltd.	100,137	170
*	Calix Ltd.	64,286	167
*,1	BrainChip Holdings Ltd.	407,392	167
	Southern Cross Media Group Ltd.	258,872	160
*	Temple & Webster Group Ltd.	44,749	159
*	Mesoblast Ltd.	262,914	154
	Select Harvests Ltd.	43,244	147
*	Alkane Resources Ltd.	333,352	146
*	Leo Lithium Ltd.	370,790	146
[1]	29Metals Ltd.	122,410	145
*,1	Neometals Ltd.	204,022	144
	Inghams Group Ltd.	88,279	143
	GWA Group Ltd.	108,684	141
*	Superloop Ltd.	293,545	141
*	Seven West Media Ltd.	466,784	140
*	Perenti Global Ltd.	228,452	140
		Shares	Market Value• ($000)
	Nick Scali Ltd.	21,686	140
*	PointsBet Holdings Ltd.	105,113	137
	Accent Group Ltd.	144,190	136
*	St. Barbara Ltd.	414,057	135
	Dicker Data Ltd.	19,419	134
	Sigma Healthcare Ltd.	325,671	132
	Australian Ethical Investment Ltd.	42,777	127
	Codan Ltd.	50,891	126
[1]	Australian Clinical Labs Ltd.	57,771	125
	Emeco Holdings Ltd.	242,499	122
*,1	Tyro Payments Ltd.	124,644	122
*,1	Zip Co. Ltd.	313,548	122
	Praemium Ltd.	219,272	117
*	Aussie Broadband Ltd.	78,552	117
	Infomedia Ltd.	145,778	115
*,1	Starpharma Holdings Ltd. Class A	320,543	110
	SmartGroup Corp. Ltd.	34,915	110
	GDI Property Group	211,751	107
*	Opthea Ltd.	168,638	105
*	Mayne Pharma Group Ltd.	564,865	98
	Money3 Corp. Ltd.	78,326	98
	Integral Diagnostics Ltd.	51,802	87
	Baby Bunting Group Ltd.	48,163	86
	Australian Finance Group Ltd.	79,434	85
*	Incannex Healthcare Ltd.	502,813	80
	Cedar Woods Properties Ltd.	29,986	76
[1]	Appen Ltd.	44,204	72
*	Mount Gibson Iron Ltd.	286,220	69
*,1,3	Australian Strategic Materials Ltd.	51,123	66
*,1	Paradigm Biopharmaceuticals Ltd.	69,997	64
*	Fineos Corp. Ltd. GDR	64,697	62
*	Westgold Resources Ltd.	130,456	61
	Pact Group Holdings Ltd.	65,730	60
	Bravura Solutions Ltd.	75,685	59
*,1	Kogan.com Ltd.	27,037	57
	Ardent Leisure Group Ltd.	176,320	55
	Macmahon Holdings Ltd.	608,142	54
*	Resolute Mining Ltd.	410,631	53
	Jupiter Mines Ltd.	422,476	53
*	Betmakers Technology Group Ltd.	296,392	52
*	City Chic Collective Ltd.	56,501	47
*,1	AMA Group Ltd.	287,025	45
*	Bubs Australia Ltd.	184,146	44
*	Carnarvon Energy Ltd.	469,345	43
	SG Fleet Group Ltd.	31,301	40
[1]	Regis Healthcare Ltd.	27,703	36
*	Aurelia Metals Ltd.	476,904	32
*,1	EML Payments Ltd.	118,258	30
	Humm Group Ltd.	96,019	29
*	Nuix Ltd.	76,126	28
*	Sierra Rutile Holdings Ltd.	205,868	27
6

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Navigator Global Investments Ltd.	36,584	26
*	Andromeda Metals Ltd.	1,029,432	26
*	Redbubble Ltd.	74,363	24
*	New Century Resources Ltd.	35,381	23
[3]	BWX Ltd.	56,090	23
*,1	Dubber Corp. Ltd.	114,926	23
*,3	Firefinch Ltd.	519,107	20
*,1	Electro Optic Systems Holdings Ltd.	38,619	13
*,3	Bgp Holdings plc	197,753	1
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	14,105	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	5,203	—
			652,965
Austria (0.1%)
	Erste Group Bank AG	168,019	4,141
	OMV AG	72,683	3,347
	Verbund AG	34,690	2,717
[2]	BAWAG Group AG	42,726	2,063
	ANDRITZ AG	34,891	1,622
	Wienerberger AG	53,064	1,213
	voestalpine AG	55,372	1,202
	Raiffeisen Bank International AG	64,265	894
	CA Immobilien Anlagen AG	20,563	649
	Mayr Melnhof Karton AG	4,365	621
[1]	Oesterreichische Post AG	15,305	435
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,064	404
	AT&S Austria Technologie & Systemtechnik AG	12,184	376
	Telekom Austria AG Class A	63,074	367
[1]	Lenzing AG	6,402	306
	EVN AG	17,858	297
	S IMMO AG (XWBO)	13,204	297
	Schoeller-Bleckmann Oilfield Equipment AG	5,345	294
	Strabag SE (Bearer)	7,566	291
	UNIQA Insurance Group AG	42,174	273
*	DO & CO AG	2,752	216
*	IMMOFINANZ AG	15,378	181
*	Flughafen Wien AG	3,428	112
	Porr AG	10,423	108
	Palfinger AG	2,713	63
	Agrana Beteiligungs AG	3,459	47
*,3	S IMMO AG Rights Exp. 8/11/23	13,203	—
			22,536
Belgium (0.3%)
	Anheuser-Busch InBev SA	439,246	21,971
*	Argenx SE	27,885	10,826
	KBC Group NV	143,085	7,171
	UCB SA	61,272	4,618
	Umicore SA	106,107	3,498
	Ageas SA	100,870	3,492
	Groupe Bruxelles Lambert SA	47,256	3,484
		Shares	Market Value• ($000)
	Solvay SA	33,866	3,056
	Elia Group SA	19,565	2,474
	D'ieteren Group	11,288	1,879
	Warehouses De Pauw CVA	69,538	1,785
	Ackermans & van Haaren NV	10,807	1,506
	Sofina SA	7,435	1,450
	Aedifica SA	18,858	1,438
	Cofinimmo SA	16,949	1,406
	Lotus Bakeries NV	194	1,079
	Euronav NV	59,634	1,040
	Melexis NV	10,729	738
	Barco NV	31,493	680
	Proximus SADP	64,406	675
	Shurgard Self Storage SA	13,998	609
	KBC Ancora	16,447	585
	Etablissements Franz Colruyt NV	24,063	580
	Bekaert SA	15,212	424
	Montea NV	5,915	403
*	Dredging Environmental & Marine Engineering NV	3,612	402
	Gimv NV	8,579	366
*	Tessenderlo Group SA	11,558	350
	Retail Estates NV	5,739	338
	Telenet Group Holding NV	21,260	324
*	Kinepolis Group NV	8,060	304
	Fagron	24,337	303
	VGP NV	3,949	299
	Xior Student Housing NV	9,561	268
*	Ontex Group NV	41,395	244
*	AGFA-Gevaert NV	66,622	201
	bpost SA	38,427	190
*	Orange Belgium SA	9,315	158
	Econocom Group SA NV	56,008	152
	Wereldhave Belgium Comm VA	1,657	80
*,1	Mithra Pharmaceuticals SA	11,731	76
	Van de Velde NV	1,942	61
*	Cie d'Entreprises CFE	1,667	18
			81,001
Brazil (0.7%)
	Vale SA	1,675,535	21,775
	Petroleo Brasileiro SA Preference Shares	2,244,492	12,953
	Petroleo Brasileiro SA	1,778,954	11,454
	Itau Unibanco Holding SA Preference Shares	1,825,683	10,745
	B3 SA - Brasil Bolsa Balcao	3,083,764	8,979
	Banco Bradesco SA Preference Shares	1,668,054	6,413
	Centrais Eletricas Brasileiras SA	610,688	5,890
	Weg SA	752,678	5,869
	Localiza Rent a Car SA (BVMF)	396,757	5,418
	Ambev SA	1,653,970	5,123
	Itausa SA Preference Shares	2,399,559	4,989
	Itau Unibanco Holding SA ADR	709,119	4,127
*	Vale SA Class B ADR	299,901	3,881
	Suzano SA	367,315	3,783
		Shares	Market Value• ($000)
	Banco Bradesco SA ADR	979,393	3,712
	JBS SA	687,798	3,324
	Banco BTG Pactual SA (BVMF)	593,224	3,324
	Banco Do Brasil SA	440,120	3,154
[2]	Hapvida Participacoes e Investimentos SA	1,991,812	3,008
	Lojas Renner SA	480,794	2,876
	Raia Drogasil SA	549,900	2,801
	Equatorial Energia SA	471,699	2,742
	Rumo SA	620,716	2,660
	Petroleo Brasileiro SA ADR	207,142	2,384
	Banco Bradesco SA	690,936	2,226
*	Petro Rio SA	317,375	2,174
	BB Seguridade Participacoes SA	351,339	2,019
	Cia de Saneamento Basico do Estado de Sao Paulo	168,900	1,965
	Hypera SA	195,312	1,921
	Vibra Energia SA	542,548	1,917
	Telefonica Brasil SA	209,564	1,676
	Cosan SA	512,852	1,674
*	Eneva SA	606,602	1,665
[2]	Rede D'Or Sao Luiz SA	266,550	1,660
	Gerdau SA Preference Shares	329,700	1,644
	Petroleo Brasileiro SA ADR (XNYS)	126,793	1,626
	Ambev SA ADR	532,359	1,618
	Klabin SA	386,300	1,617
	Totvs SA	250,784	1,610
	Centrais Eletricas Brasileiras SA Preference Shares	148,549	1,533
	Cia Energetica de Minas Gerais Preference Shares	692,124	1,523
	Sendas Distribuidora SA	393,205	1,509
	Natura & Co. Holding SA	487,063	1,410
	Itau Unibanco Holding SA	276,379	1,360
	CCR SA	539,544	1,354
	Energisa SA	131,415	1,234
	Magazine Luiza SA	1,421,933	1,230
	Cia Paranaense de Energia Preference Shares	803,700	1,151
	Ultrapar Participacoes SA	423,496	1,099
	Banco Santander Brasil SA	176,900	1,020
	Americanas SA	331,951	999
	Atacadao SA	256,671	967
*	Embraer SA	360,500	960
*	BRF SA	386,086	939
	Gerdau SA ADR	184,172	917
	Sul America SA	195,090	900
	BR Malls Participacoes SA	399,518	785
	Engie Brasil Energia SA	100,692	784
	Transmissora Alianca de Energia Eletrica SA	96,527	751
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	157,549	747
	TIM SA	288,300	737
7

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Cielo SA	630,700	727
*	3R PETROLEUM OLEO E GAS SA	77,852	701
	Metalurgica Gerdau SA Preference Shares	319,700	696
	Cia Energetica de Minas Gerais	203,251	680
	Multiplan Empreendimentos Imobiliarios SA	125,121	639
	Bradespar SA Preference Shares	136,359	634
	Braskem SA Preference Shares	96,180	628
	Kinea Indice de Precos FII	33,897	625
	Alpargatas SA Preference Shares	146,361	622
*	Cogna Educacao	974,473	621
	CPFL Energia SA	87,900	603
	Tres Tentos Agroindustrial SA	238,500	585
[2]	GPS Participacoes e Empreendimentos SA	218,800	585
	EDP - Energias do Brasil SA	127,367	569
	Arezzo Industria e Comercio SA	28,100	568
	M Dias Branco SA	67,300	567
	Porto Seguro SA	124,044	558
	Santos Brasil Participacoes SA	312,523	551
	Auren Energia SA	190,520	550
	GRUPO DE MODA SOMA SA	191,618	540
	CSHG Logistica FI Imobiliario	16,652	533
	Cia Siderurgica Nacional SA	222,400	529
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	144,698	521
	Unipar Carbocloro SA Preference Shares	24,827	513
	Raizen SA Preference Shares	614,403	510
	Kinea Rendimentos Imobiliarios FII	25,467	501
	Petroreconcavo SA	78,100	474
	FII Iridium	23,717	458
	SLC Agricola SA	49,080	437
	Fleury SA	117,600	423
	Cia Paranaense de Energia	303,954	413
*,2	Locaweb Servicos de Internet SA	194,937	412
*	Via SA	671,589	407
	YDUQS Part	128,600	402
	Sao Martinho SA	76,800	401
	Banco Pan SA Preference Shares	258,800	387
*	Azul SA Preference Shares	121,536	380
	AES Brasil Energia SA	191,797	368
	Marfrig Global Foods SA	176,391	365
	JHSF Participacoes SA	253,747	361
	Minerva SA	135,360	359
	Neoenergia SA	109,642	352
	XP Log FII	16,698	350
	Cia Siderurgica Nacional SA ADR	143,994	347
		Shares	Market Value• ($000)
	Caixa Seguridade Participacoes SA	201,300	344
	Alupar Investimento SA	61,658	337
	SIMPAR SA	157,472	330
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	232,871	326
*	Omega Energia SA	156,868	326
	Kinea Renda Imobiliaria FII	10,840	310
	Cia de Saneamento de Minas Gerais-COPASA	99,867	297
	Dexco SA	157,273	295
	Cia Brasileira de Distribuicao	63,121	269
	Cia de Saneamento do Parana	71,580	265
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	262
	Pet Center Comercio E Participacoes SA	150,800	256
	Grendene SA	177,800	250
	TIM SA ADR	19,532	249
*	Infracommerce CXAAS SA	221,540	248
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	78,831	246
*	Log-in Logistica Intermodal SA	32,900	238
	MRV Engenharia e Participacoes SA	116,700	230
*	Grupo Mateus SA	156,400	221
	FII Hectare Ce	10,844	214
	Aliansce Sonae Shopping Centers SA	50,598	213
	Camil Alimentos SA	106,200	210
	Diagnosticos da America SA	54,178	210
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	203
	Odontoprev SA	126,043	202
	Cosan SA ADR	15,225	197
	Wilson Sons Holdings Brasil SA	88,400	194
	Grupo SBF SA	51,109	187
*	Gol Linhas Aereas Inteligentes SA Preference Shares	98,773	184
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	179
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	17,400	177
*	Anima Holding SA	132,984	176
	Vivara Participacoes SA	33,200	172
	Light SA	151,500	167
*	CVC Brasil Operadora e Agencia de Viagens SA	110,417	153
	CSN Mineracao SA	227,200	145
	Vulcabras Azaleia SA	53,500	144
	Movida Participacoes SA	52,800	139
		Shares	Market Value• ($000)
	Randon SAImplementos E Participacoes Preference Shares	71,064	137
	Ez Tec Empreendimentos e Participacoes SA	33,961	137
	Qualicorp Consultoria e Corretora de Seguros SA	89,700	137
	Tupy SA	23,300	133
	Cia Brasileira de Aluminio	62,024	133
	LOG Commercial Properties e Participacoes SA	29,615	131
	Marcopolo SA Preference Shares	231,609	129
*	Zamp SA	86,844	129
	CM Hospitalar SA	33,900	125
	Ambipar Participacoes e Empreendimentos SA	20,500	124
*	Smartfit Escola de Ginastica e Danca SA	36,200	121
	Boa Vista Servicos SA	96,800	118
	Blau Farmaceutica SA	17,500	115
	BR Properties SA	89,835	108
*	Hidrovias do Brasil SA	195,900	107
	Cia de Saneamento do Parana Preference Shares	139,400	104
	Iochpe Maxion SA	37,596	104
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	101
	IRB Brasil Resseguros SA	541,481	99
	Direcional Engenharia SA	28,542	95
*	Empreendimentos Pague Menos S/A	72,600	87
*	EcoRodovias Infraestrutura e Logistica SA	81,353	86
	Taurus Armas SA Preference Shares	29,900	86
	Lojas Quero Quero SA	66,900	78
	Armac Locacao Logistica E Servicos SA	24,800	77
	Multilaser Industrial SA	68,700	69
	Enauta Participacoes SA	23,045	68
	Iguatemi SA (BVMF)	15,838	67
	Hospital Mater Dei SA	35,300	63
	Fras-Le SA	23,394	63
	Mahle-Metal Leve SA	12,100	61
	Instituto Hermes Pardini SA	12,400	56
	Guararapes Confeccoes SA	29,000	55
*	Oncoclinicas do Brasil Servicos Medicos SA	35,600	54
*,2	Meliuz SA	226,848	53
	Even Construtora e Incorporadora SA	35,991	46
	Wiz Solucoes e Corretagem de Seguros SA	25,310	38
*	Sequoia Logistica E Transportes SA	38,000	34
8

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	71,900	26
*	Localiza Rent a Car SA	1,156	16
	Bradespar SA	2,700	12
*	Fleury SA Rights Exp. 11/21/22	26,150	7
*	Iguatemi SA Pref Preference	1,303	2
	Iguatemi SA	1,700	1
*	Omega Energia SA Rights Exp. 11/7/22	20,821	—
			227,114
Canada (3.1%)
	Royal Bank of Canada	703,388	65,080
	Toronto-Dominion Bank	912,958	58,429
	Enbridge Inc.	1,018,640	39,688
	Canadian National Railway Co.	309,890	36,713
	Canadian Natural Resources Ltd.	559,961	33,585
[1]	Bank of Montreal	339,880	31,307
	Bank of Nova Scotia	605,655	29,275
	Brookfield Asset Management Inc. Class A	676,302	26,782
	Canadian Pacific Railway Ltd. (XTSE)	354,724	26,444
	Suncor Energy Inc.	697,430	23,989
	Nutrien Ltd.	273,984	23,150
	TC Energy Corp.	511,886	22,484
	Canadian Imperial Bank of Commerce	435,824	19,793
	Alimentation Couche-Tard Inc.	397,920	17,817
	Waste Connections Inc.	129,943	17,151
	Manulife Financial Corp.	965,810	16,008
	Constellation Software Inc.	9,643	13,943
	Intact Financial Corp.	89,940	13,666
	Barrick Gold Corp. (XLON)	905,091	13,613
	Sun Life Financial Inc.	314,243	13,346
	Cenovus Energy Inc.	632,095	12,778
	Franco-Nevada Corp.	97,777	12,081
	National Bank of Canada	170,343	11,598
	Agnico Eagle Mines Ltd.	232,572	10,231
*	Shopify Inc. Class A (XTSE)	289,060	9,895
*	Shopify Inc. Class A	283,268	9,712
	Fortis Inc. (XTSE)	244,176	9,526
	Pembina Pipeline Corp.	282,510	9,327
	Restaurant Brands International Inc. (XTSE)	154,400	9,174
	Thomson Reuters Corp.	82,849	8,811
*	CGI Inc.	107,846	8,687
	Canadian Pacific Railway Ltd.	114,262	8,511
	Dollarama Inc.	141,983	8,437
	Tourmaline Oil Corp.	145,130	8,177
	Magna International Inc.	139,822	7,792
	WSP Global Inc.	60,996	7,497
		Shares	Market Value• ($000)
	Wheaton Precious Metals Corp.	228,437	7,473
	Teck Resources Ltd. Class B	236,498	7,199
	BCE Inc.	155,965	7,035
	Power Corp. of Canada	275,984	6,853
	Metro Inc.	125,391	6,569
	Loblaw Cos. Ltd.	77,728	6,368
	Imperial Oil Ltd.	108,978	5,928
	Shaw Communications Inc. Class B	214,866	5,519
	Fairfax Financial Holdings Ltd.	11,106	5,454
	Cameco Corp. (XTSE)	211,575	5,018
	First Quantum Minerals Ltd.	278,939	4,920
	TELUS Corp.	227,901	4,759
[1]	Emera Inc.	127,636	4,730
	ARC Resources Ltd.	327,506	4,611
	Open Text Corp.	139,083	4,029
[2]	Hydro One Ltd.	157,986	3,961
	Algonquin Power & Utilities Corp.	355,005	3,930
	TFI International Inc.	42,530	3,871
	George Weston Ltd.	34,030	3,746
	Northland Power Inc.	125,569	3,654
	Ritchie Bros Auctioneers Inc.	55,619	3,634
[1]	Canadian Tire Corp. Ltd. Class A	30,346	3,401
	CCL Industries Inc. Class B	72,175	3,391
	West Fraser Timber Co. Ltd.	43,323	3,253
	Toromont Industries Ltd.	41,673	3,203
	Great-West Lifeco Inc.	136,934	3,170
	Gildan Activewear Inc.	93,935	2,964
	RioCan REIT	204,071	2,908
*	Descartes Systems Group Inc.	41,876	2,889
	iA Financial Corp. Inc.	51,541	2,868
	Saputo Inc.	117,023	2,848
*	CAE Inc.	142,975	2,729
	Stantec Inc.	54,414	2,663
	Canadian Apartment Properties REIT	83,312	2,580
	Element Fleet Management Corp.	191,967	2,558
	TMX Group Ltd.	26,610	2,558
	AltaGas Ltd.	136,994	2,471
	FirstService Corp.	19,609	2,451
	Kinross Gold Corp.	675,312	2,449
	PrairieSky Royalty Ltd.	147,674	2,294
[1]	Keyera Corp.	104,769	2,246
	Allied Properties REIT	115,236	2,232
*	MEG Energy Corp.	146,120	2,185
	Enerplus Corp.	123,792	2,146
	Yamana Gold Inc.	463,521	2,035
	Brookfield Infrastructure Corp. Class A	47,070	2,031
*	Ivanhoe Mines Ltd. Class A	286,610	1,988
	Crescent Point Energy Corp.	252,502	1,974
	Quebecor Inc. Class B	97,570	1,839
	Vermilion Energy Inc.	78,734	1,837
	Capital Power Corp.	54,154	1,813
	SmartCentres REIT	91,781	1,799
	Onex Corp.	35,099	1,767
	Lundin Mining Corp.	321,109	1,683
		Shares	Market Value• ($000)
	GFL Environmental Inc.	62,113	1,676
	Finning International Inc.	76,088	1,618
	Pan American Silver Corp.	99,631	1,591
*	Aritzia Inc.	40,776	1,582
	Alamos Gold Inc. Class A	194,924	1,538
*	Baytex Energy Corp.	280,554	1,524
	B2Gold Corp.	497,438	1,519
[1]	Canadian Utilities Ltd. Class A	56,653	1,507
	Parkland Corp.	74,006	1,496
	Granite REIT	29,053	1,485
	SNC-Lavalin Group Inc.	82,948	1,436
	Boyd Group Services Inc.	10,062	1,432
*	Turquoise Hill Resources Ltd.	50,736	1,429
*	Kinaxis Inc.	13,275	1,417
	SSR Mining Inc.	100,873	1,389
	Colliers International Group Inc.	14,568	1,367
*,1	Lithium Americas Corp.	51,144	1,273
*	Bombardier Inc. Class B	42,865	1,259
*	Air Canada Class A	85,105	1,225
	BRP Inc.	18,199	1,217
*	Lightspeed Commerce Inc. (XTSE)	63,425	1,216
	First Capital REIT	104,459	1,215
	Choice Properties REIT	122,453	1,177
*	BlackBerry Ltd.	251,672	1,169
	Gibson Energy Inc.	67,037	1,144
	Primo Water Corp.	76,706	1,118
	Whitecap Resources Inc.	142,946	1,108
	Brookfield Renewable Corp. Class A	35,688	1,107
*	ATS Automation Tooling Systems Inc.	34,595	1,094
	Boralex Inc. Class A	38,408	1,089
	Summit Industrial Income REIT	85,000	1,086
	Atco Ltd. Class I	34,794	1,080
	H&R REIT	129,117	1,062
	Definity Financial Corp.	35,236	1,044
	IGM Financial Inc.	38,930	1,042
	Premium Brands Holdings Corp. Class A	17,474	1,031
	Methanex Corp.	28,925	1,010
*	Bausch Health Cos. Inc.	152,660	993
*,2	Nuvei Corp.	32,195	969
	Dream Industrial REIT	117,846	947
	Tricon Capital Group Inc.	111,147	937
	TransAlta Corp.	104,337	919
	Linamar Corp.	21,344	914
	Osisko Gold Royalties Ltd. (XTSE)	84,821	910
	Parex Resources Inc.	58,372	890
	First Majestic Silver Corp.	103,101	867
	Stella-Jones Inc.	27,699	834
	CI Financial Corp.	82,776	829
9

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Innergex Renewable Energy Inc.	74,692	822
	Brookfield Renewable Corp. Class A (XTSE)	24,873	773
[1]	Cargojet Inc.	7,839	764
	Canadian Western Bank	42,771	744
[1]	NorthWest Healthcare Properties REIT	94,132	742
*	Ballard Power Systems Inc.	130,153	738
	Paramount Resources Ltd. Class A	33,979	720
[1]	Stelco Holdings Inc.	28,354	714
*,1	Canopy Growth Corp.	186,633	697
	GFL Environmental Inc. (XTSE)	25,300	683
	Chartwell Retirement Residences	117,163	679
[1]	Boardwalk REIT	18,075	643
	Russel Metals Inc.	30,749	637
*	Celestica Inc.	54,924	603
	North West Co. Inc.	21,943	571
*	Novagold Resources Inc.	118,954	549
	Superior Plus Corp.	71,857	546
*	Eldorado Gold Corp.	96,121	537
	TransAlta Renewables Inc.	49,163	528
	Maple Leaf Foods Inc.	34,402	510
*	OceanaGold Corp.	345,291	502
	Mullen Group Ltd.	46,582	468
	Laurentian Bank of Canada	20,915	467
	Primaris REIT	44,223	455
*	Canfor Corp.	29,993	451
	Centerra Gold Inc.	95,574	444
*	Equinox Gold Corp.	126,611	417
	Winpak Ltd.	13,570	414
	Enghouse Systems Ltd.	18,594	413
	Transcontinental Inc. Class A	36,166	413
	Hudbay Minerals Inc.	107,354	407
	Home Capital Group Inc. Class B	20,552	397
*	Canada Goose Holdings Inc.	23,332	382
*	IAMGOLD Corp.	253,640	372
	Westshore Terminals Investment Corp.	18,163	325
	Artis REIT	43,300	304
	ECN Capital Corp.	98,373	297
	Cascades Inc.	44,345	288
[1]	NFI Group Inc.	37,190	240
*,1	Cronos Group Inc.	70,696	236
*	Torex Gold Resources Inc.	33,404	228
[1]	Dye & Durham Ltd.	20,304	225
	Aecon Group Inc.	30,083	213
	Cogeco Communications Inc.	3,793	193
[1]	First National Financial Corp.	7,029	176
	Dream Office REIT	15,117	171
	Cameco Corp.	5,766	137
	Osisko Gold Royalties Ltd.	7,855	84
*,1	Bombardier Inc. Class A	299	9
		Shares	Market Value• ($000)
	Brookfield Infrastructure Corp. Class A (XTSE)	9	—
			965,090
Chile (0.1%)
	Sociedad Quimica y Minera de Chile SA Class B Preference Shares	58,567	5,561
	Banco De Chile	21,270,948	1,948
	Empresas COPEC SA	240,721	1,660
	Sociedad Quimica y Minera de Chile SA ADR	13,809	1,294
	Cencosud SA	769,884	1,035
	Empresas CMPC SA	601,149	954
	Enel Americas SA	9,021,780	894
	Banco Santander Chile SA	22,286,422	799
	Banco de Credito e Inversiones SA	27,736	773
	Falabella SA	380,758	744
	Cia Sud Americana de Vapores SA	8,749,203	608
	Quimica Y Minera Chile A	7,289	594
	Enel Chile SA	12,468,240	439
	Aguas Andinas SA Class A	1,718,996	363
	Quinenco SA	121,542	323
	Colbun SA	3,109,604	305
	Cia Cervecerias Unidas SA	55,525	305
	Parque Arauco SA	360,481	305
	Cencosud Shopping SA	263,796	288
	Banco Santander Chile ADR	18,759	271
	Itau CorpBanca Chile SA	136,108,445	265
	Embotelladora Andina SA Preference Shares	149,068	260
	CAP SA	38,966	208
	Inversiones Aguas Metropolitanas SA	349,036	166
	Empresa Nacional de Telecomunicaciones SA	52,751	165
	Vina Concha y Toro SA	117,757	133
	SMU SA	1,180,463	120
	Plaza SA	137,445	118
	SONDA SA	316,876	112
	Enel Chile SA ADR	65,984	111
*	Engie Energia Chile SA	169,857	100
	Ripley Corp. SA	580,437	95
	Inversiones La Construccion SA	17,724	55
			21,371
China (2.7%)
	Tencent Holdings Ltd.	3,038,602	79,845
*	Alibaba Group Holding Ltd.	7,609,620	59,164
*,2	Meituan Class B	2,084,857	33,380
	China Construction Bank Corp. Class H	47,479,026	25,197
	JD.com Inc. Class A	1,204,312	21,931
	Industrial & Commercial Bank of China Ltd. Class H	38,378,245	16,663
	Bank of China Ltd. Class H	37,309,410	12,017
*	Baidu Inc. Class A	1,135,604	10,887
		Shares	Market Value• ($000)
	NetEase Inc.	947,355	10,511
	Ping An Insurance Group Co. of China Ltd. Class H	2,607,966	10,441
*	Pinduoduo Inc. ADR	187,108	10,259
	Yum China Holdings Inc.	212,666	8,608
*,2	Xiaomi Corp. Class B	7,430,800	8,345
	BYD Co. Ltd. Class H	369,960	8,288
*,2	Wuxi Biologics Cayman Inc.	1,828,240	8,226
	Kweichow Moutai Co. Ltd. Class A	44,195	8,192
*	NIO Inc. ADR	667,586	6,456
*	Trip.com Group Ltd. ADR	274,934	6,222
	China Merchants Bank Co. Ltd. Class H	1,879,898	6,155
	Li Ning Co. Ltd.	1,169,250	6,048
	China Mengniu Dairy Co. Ltd.	1,605,236	5,139
	ANTA Sports Products Ltd.	582,000	5,117
	Agricultural Bank of China Ltd. Class H	16,285,500	4,648
	CSPC Pharmaceutical Group Ltd.	4,518,000	4,641
	Contemporary Amperex Technology Co. Ltd. Class A	89,640	4,600
[2]	Nongfu Spring Co. Ltd. Class H	911,600	4,579
	China Petroleum and Chemical Corp. (Sinopec) Class H	11,345,337	4,496
	China Resources Land Ltd.	1,423,909	4,455
	China Shenhua Energy Co. Ltd. Class H	1,647,000	4,326
	China Life Insurance Co. Ltd. Class H	3,795,271	4,139
	PetroChina Co. Ltd. Class H	10,808,000	4,134
*	BeiGene Ltd.	316,100	4,076
*,2	Kuaishou Technology	984,800	4,067
	ENN Energy Holdings Ltd.	397,818	3,955
[1]	ZTO Express Cayman Inc.	231,296	3,935
	China Resources Beer Holdings Co. Ltd.	818,681	3,863
	China Overseas Land & Investment Ltd.	1,983,980	3,791
	Haier Smart Home Co. Ltd. Class H	1,436,800	3,596
	Ping An Insurance Group Co. of China Ltd. Class A	722,258	3,586
*	Li Auto Inc. ADR	261,482	3,561
	BYD Co. Ltd. Class A	97,933	3,316
*	KE Holdings Inc. ADR	323,941	3,298
	PICC Property & Casualty Co. Ltd. Class H	3,332,330	3,073
	Geely Automobile Holdings Ltd.	2,835,200	3,051
	H World Group Ltd. AD	112,520	3,047
	Sunny Optical Technology Group Co. Ltd.	339,700	2,944
	Shenzhou International Group Holdings Ltd.	405,866	2,818
10

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Merchants Bank Co. Ltd. Class A	759,849	2,803
	Sino Biopharmaceutical Ltd.	5,437,250	2,638
	Industrial & Commercial Bank of China Ltd. Class A	4,521,685	2,574
[2]	Postal Savings Bank of China Co. Ltd. Class H	5,543,000	2,571
*,2	Innovent Biologics Inc.	719,941	2,549
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,310,049	2,489
	Zijin Mining Group Co. Ltd. Class H	2,573,301	2,455
	Wuliangye Yibin Co. Ltd. Class A	133,400	2,445
	Xinyi Solar Holdings Ltd.	2,260,200	2,244
*	Kingdee International Software Group Co. Ltd.	1,361,000	2,230
	Citic Pacific Ltd.	2,404,000	2,151
	China Yangtze Power Co. Ltd. Class A	763,494	2,125
	Tsingtao Brewery Co. Ltd. Class H	297,667	2,084
[2]	China Tower Corp. Ltd. Class H	22,806,576	2,063
[2]	WuXi AppTec Co. Ltd. Class H	255,156	2,048
	China Longyuan Power Group Corp. Ltd. Class H	1,770,000	2,023
	CITIC Securities Co. Ltd. Class H	1,352,634	2,021
*,2	JD Health International Inc.	350,411	1,922
	China Pacific Insurance Group Co. Ltd. Class H	1,164,000	1,876
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	41,388	1,850
*,1	XPeng Inc. Class A	577,728	1,850
	LONGi Green Energy Technology Co. Ltd. Class A	261,077	1,724
	Great Wall Motor Co. Ltd. Class H	1,557,058	1,701
	China Tourism Group Duty Free Corp. Ltd. Class A	77,168	1,696
	Yanzhou Coal Mining Co. Ltd. Class H	598,000	1,681
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,216,400	1,676
	Bank of Communications Ltd. Class H	3,358,058	1,638
*	New Oriental Education & Technology Group Inc.	695,360	1,628
	China CITIC Bank Corp. Ltd. Class H	4,114,525	1,551
*	Full Truck Alliance Co. Ltd. ADR	308,097	1,467
	Tingyi Cayman Islands Holding Corp.	938,000	1,466
		Shares	Market Value• ($000)
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	45,424	1,449
	Industrial Bank Co. Ltd. Class A	699,200	1,442
	China Gas Holdings Ltd.	1,617,474	1,435
	China Resources Power Holdings Co. Ltd.	979,400	1,423
*	Vipshop Holdings Ltd. ADR	197,589	1,377
	Anhui Conch Cement Co. Ltd. Class H	534,500	1,376
	Wanhua Chemical Group Co. Ltd. Class A	120,700	1,332
[2]	China Feihe Ltd.	2,270,000	1,308
	Yanzhou Coal Mining Co. Ltd. Class A	235,100	1,308
	Hengan International Group Co. Ltd.	330,730	1,282
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	155,870	1,278
	China National Building Material Co. Ltd. Class H	2,194,750	1,274
	Zhuzhou CRRC Times Electric Co. Ltd.	290,109	1,259
	Sinopharm Group Co. Ltd. Class H	658,600	1,249
	China Petroleum & Chemical Corp. Class A	2,224,980	1,243
*	Daqo New Energy Corp. ADR	28,191	1,240
[2]	Longfor Group Holdings Ltd.	964,100	1,228
	Kingsoft Corp. Ltd.	401,200	1,215
	Zhongsheng Group Holdings Ltd.	319,500	1,213
	Jiangsu Hengrui Medicine Co. Ltd. Class A	216,816	1,197
	China Shenhua Energy Co. Ltd. Class A	307,100	1,178
	Muyuan Foods Co. Ltd. Class A	182,548	1,176
*	Genscript Biotech Corp.	462,000	1,168
	China Conch Venture Holdings Ltd.	780,998	1,152
	Haitong Securities Co. Ltd. Class H	2,347,139	1,147
	China Vanke Co. Ltd. Class H	884,089	1,135
[2]	CGN Power Co. Ltd. Class H	5,600,832	1,135
	China Resources Gas Group Ltd.	442,000	1,132
*	Tencent Music Entertainment Group ADR	311,321	1,124
	People's Insurance Co. Group of China Ltd. Class H	4,008,000	1,108
*,2	JD Logistics Inc.	789,527	1,104
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	304,000	1,089
*,1,2	Akeso Inc.	270,000	1,083
	Kunlun Energy Co. Ltd.	1,810,000	1,082
		Shares	Market Value• ($000)
	Yangzijiang Shipbuilding Holdings Ltd.	1,268,236	1,075
*	TAL Education Group ADR	227,769	1,073
*	Bilibili Inc. Class Z	119,699	1,067
	Luzhou Laojiao Co. Ltd. Class A	49,700	1,066
	SF Holding Co. Ltd. Class A	157,398	1,043
	BYD Electronic International Co. Ltd.	358,500	1,042
*	Alibaba Health Information Technology Ltd.	2,438,000	1,032
	Zijin Mining Group Co. Ltd. Class A	948,312	1,032
	Sungrow Power Supply Co. Ltd. Class A	57,300	1,029
	Shaanxi Coal Industry Co. Ltd. Class A	377,300	1,025
[2]	Ganfeng Lithium Co. Ltd. Class H	150,080	1,015
[2]	China International Capital Corp. Ltd. Class H	728,000	1,012
	China Minsheng Banking Corp. Ltd. Class H	3,364,012	977
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,069,486	975
*	Zai Lab Ltd. ADR	43,681	973
	East Money Information Co. Ltd. Class A	449,054	963
	Agricultural Bank of China Ltd. Class A	2,544,735	963
	Weichai Power Co. Ltd. Class H	1,002,400	960
	GF Securities Co. Ltd. Class H	938,000	954
	Bank of Communications Co. Ltd. Class A	1,547,100	944
	Luxshare Precision Industry Co. Ltd. Class A	240,469	936
	Shenzhen Inovance Technology Co. Ltd. Class A	101,600	931
	Ping An Bank Co. Ltd. Class A	653,000	927
	Kingboard Holdings Ltd.	371,340	917
	China State Construction Engineering Corp. Ltd. Class A	1,407,000	915
[2]	Guotai Junan Securities Co. Ltd. Class H	900,600	910
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	50,195	900
[1,2]	Smoore International Holdings Ltd.	845,000	900
	Guangdong Investment Ltd.	1,424,000	898
	China Railway Group Ltd. Class H	2,048,000	891
	China Merchants Port Holdings Co. Ltd.	760,000	891
	Tongwei Co. Ltd. Class A	148,100	886
11

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	China Resources Mixc Lifestyle Services Ltd.	301,200	882
*	Tongcheng-Elong Holdings Ltd.	560,400	875
*	Canadian Solar Inc.	25,609	868
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	337,639	853
*	Air China Ltd. Class H	1,220,000	849
	Guangzhou Automobile Group Co. Ltd. Class H	1,379,399	841
	China Pacific Insurance Group Co. Ltd. Class A	317,988	830
*,1	Huaneng Power International Inc. Class H	2,306,000	825
*	JinkoSolar Holding Co. Ltd. ADR	17,300	821
	Jiangxi Copper Co. Ltd. Class H	750,000	820
	Aier Eye Hospital Group Co. Ltd. Class A	241,659	820
	China Coal Energy Co. Ltd. Class H	1,109,000	816
	Anhui Gujing Distillery Co. Ltd. Class B	69,100	815
	Bank of China Ltd. Class A	1,975,400	815
[1]	Chinasoft International Ltd.	1,204,000	798
	NARI Technology Co. Ltd. Class A	236,976	796
	Poly Developments and Holdings Group Co. Ltd. Class A	416,099	791
	ZTE Corp. Class A	259,398	790
	China State Construction International Holdings Ltd.	875,750	788
	China Power International Development Ltd.	2,715,851	785
	Shanghai Baosight Software Co. Ltd. Class B	257,117	776
*,2	Haidilao International Holding Ltd.	519,000	771
	China Vanke Co. Ltd. Class A	411,400	763
	Country Garden Services Holdings Co. Ltd.	871,141	761
[2]	China Resources Pharmaceutical Group Ltd.	1,125,000	759
	NAURA Technology Group Co. Ltd. Class A	20,500	744
	China Hongqiao Group Ltd.	1,050,000	743
[2]	Yadea Group Holdings Ltd.	486,000	742
	Bank of Ningbo Co. Ltd. Class A	226,068	738
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	212,700	737
	Fu Shou Yuan International Group Ltd.	1,475,000	737
*,2	Hygeia Healthcare Holdings Co. Ltd.	168,732	731
		Shares	Market Value• ($000)
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	726
	China CSSC Holdings Ltd. Class A	198,900	725
	CRRC Corp. Ltd. Class H	2,388,000	724
	JA Solar Technology Co. Ltd. Class A	84,214	723
	SAIC Motor Corp. Ltd. Class A	382,099	721
[2]	Hansoh Pharmaceutical Group Co. Ltd.	460,000	711
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	164,000	709
*	Kanzhun Ltd.	64,780	708
	China Galaxy Securities Co. Ltd. Class H	1,878,000	703
	China National Nuclear Power Co. Ltd. Class A	844,400	699
	Fosun International Ltd.	1,142,464	698
	Trina Solar Co. Ltd. Class A	76,264	696
[2]	CSC Financial Co. Ltd. Class H	953,000	691
	Autohome Inc. ADR	26,443	691
*,1,2	Koolearn Technology Holding Ltd.	140,500	685
	Orient Securities Co. Ltd. Class A	640,708	683
	Minth Group Ltd.	346,000	682
	360 DigiTech Inc. ADR	67,000	681
	Eve Energy Co. Ltd. Class A	59,605	680
	Inner Mongolia Yitai Coal Co. Ltd. Class B	479,704	679
*,1	China Southern Airlines Co. Ltd. Class H	1,312,000	677
	CITIC Securities Co. Ltd. Class A	284,954	673
	New China Life Insurance Co. Ltd. Class H	422,234	671
	JOYY Inc. ADR	26,125	659
	TravelSky Technology Ltd. Class H	452,000	657
*,1,2	Haichang Ocean Park Holdings Ltd.	741,000	656
*	Tianqi Lithium Corp.	50,048	654
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	344,156	642
	China Medical System Holdings Ltd.	585,000	639
	Anhui Conch Cement Co. Ltd. Class A	191,700	639
	ZTE Corp. Class H	355,614	634
[2]	China Merchants Securities Co. Ltd. Class H	678,160	629
[2]	Huatai Securities Co. Ltd. Class H	638,564	625
	China Oilfield Services Ltd. Class A	267,625	616
	Beijing Enterprises Holdings Ltd.	240,500	610
		Shares	Market Value• ($000)
	China Oilfield Services Ltd. Class H	542,000	610
[1]	Country Garden Holdings Co.	4,733,230	610
	China Three Gorges Renewables Group Co. Ltd. Class A	797,600	610
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	19,398	606
*	Chindra Group Holdings Ltd.	114,017	605
	Chongqing Zhifei Biological Products Co. Ltd. Class A	51,400	601
[2]	Shandong Gold Mining Co. Ltd. Class H	376,050	598
	AECC Aviation Power Co. Ltd. Class A	89,200	597
	China Railway Group Ltd. Class A	870,300	596
[1,2]	CanSino Biologics Inc. Class H	64,000	595
	PetroChina Co. Ltd.	881,500	578
	China Everbright International Ltd.	1,728,777	575
[1]	Dongfang Electric Corp. Ltd. Class H	381,200	575
	Dongfeng Motor Group Co. Ltd. Class H	1,246,000	564
	Bank of Nanjing Co. Ltd. Class A	398,300	564
	Haitian International Holdings Ltd.	281,000	563
	Yuexiu Property Co. Ltd.	658,441	562
	Beijing Kingsoft Office Software Inc. Class A	14,047	561
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,288,000	557
	Caitong Securities Co. Ltd. Class A	565,868	556
	Aluminum Corp. of China Ltd. Class H	1,945,331	555
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	907,300	555
*	Microport Scientific Corp.	262,452	554
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	101,961	553
*	GD Power Development Co. Ltd. Class A	917,699	550
*	Shanghai International Airport Co. Ltd. Class A	74,541	545
*	Qinghai Salt Lake Industry Co. Ltd.	184,398	545
	Yunnan Energy New Material Co. Ltd. Class A	26,700	542
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	540
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	531
	China Molybdenum Co. Ltd. Class H	1,638,000	527
12

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Huatai Securities Co. Ltd. Class A	320,900	527
	Lufax Holding Ltd. ADR	330,075	525
	Sany Heavy Industry Co. Ltd. Class A	281,946	523
	Bosideng International Holdings Ltd.	1,212,000	523
*,2	Luye Pharma Group Ltd.	2,141,500	521
*,2	Hua Hong Semiconductor Ltd.	222,084	520
	Far East Horizon Ltd.	661,000	510
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	574,300	509
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	369,700	501
	SDIC Power Holdings Co. Ltd. Class A	361,368	500
	AviChina Industry & Technology Co. Ltd. Class H	1,138,000	498
*,2	China Literature Ltd.	183,600	495
	Suzhou Maxwell Technologies Co. Ltd. Class A	7,504	494
*	Gds Holdings Ltd. Class A	441,511	493
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	270,100	487
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	487
	BOE Technology Group Co. Ltd. Class B	1,121,800	485
	Hollysys Automation Technologies Ltd.	30,346	484
	Guangdong Haid Group Co. Ltd. Class A	61,077	484
	China United Network Communications Ltd. Class A	1,044,400	481
[1]	Flat Glass Group Co. Ltd. Class H	204,000	479
*	Zhaojin Mining Industry Co. Ltd. Class H	579,500	477
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	472
	China Minsheng Banking Corp. Ltd. Class A	1,032,100	467
	Bank of Hangzhou Co. Ltd. Class A	280,300	465
	Tsingtao Brewery Co. Ltd. Class A	41,300	464
	Fufeng Group Ltd.	875,000	454
	Great Wall Motor Co. Ltd. Class A	113,531	454
	Dongyue Group Ltd.	522,000	453
	Xtep International Holdings Ltd.	492,000	451
	China Insurance International Holdings Co. Ltd.	650,059	450
	Cosco Shipping Ports Ltd.	908,000	448
		Shares	Market Value• ($000)
	Guotai Junan Securities Co. Ltd. Class A	246,800	448
	China Jinmao Holdings Group Ltd.	3,358,000	445
	Huaxia Bank Co. Ltd. Class A	676,100	444
	Foxconn Industrial Internet Co. Ltd. Class A	393,600	443
[1,2]	Jiumaojiu International Holdings Ltd.	281,000	442
[2]	3SBio Inc.	626,500	442
*	China Eastern Airlines Corp. Ltd. Class A	669,200	441
	CRRC Corp. Ltd. Class A	677,700	441
	China Everbright Bank Co. Ltd. Class H	1,699,000	439
[2]	Topsports International Holdings Ltd.	866,000	437
*,1	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	600,000	437
	WuXi AppTec Co. Ltd. Class A	41,584	436
	Focus Media Information Technology Co. Ltd. Class A	708,200	436
	YTO Express Group Co. Ltd. Class A	167,300	433
	China National Software & Service Co. Ltd.	43,400	432
	Shenzhen International Holdings Ltd.	641,000	431
	Huadong Medicine Co. Ltd. Class A	76,030	428
[1,2]	Pop Mart International Group Ltd.	329,600	427
	Nine Dragons Paper Holdings Ltd.	716,000	424
	China Resources Cement Holdings Ltd.	1,170,000	423
*,2	Remegen Co. Ltd. Class H	67,000	422
	Hithink RoyalFlush Information Network Co. Ltd. Class A	35,953	420
	China Everbright Bank Co. Ltd. Class A	1,124,800	420
*,2	Keymed Biosciences Inc.	73,000	418
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	61,000	414
	Zhejiang Runtu Co. Ltd. Class A	410,800	413
	Daqin Railway Co. Ltd. Class A	469,600	412
	Yealink Network Technology Corp. Ltd. Class A	43,530	412
	Beijing Enterprises Water Group Ltd.	1,949,015	410
	Bank of Beijing Co. Ltd. Class A	731,300	405
	Yunnan Baiyao Group Co. Ltd. Class A	53,700	402
*	RLX Technology Inc. ADR	321,343	402
		Shares	Market Value• ($000)
	Chongqing Changan Automobile Co. Ltd. Class A	258,986	401
	Huayu Automotive Systems Co. Ltd. Class A	172,100	396
	Guangdong South New Media Co. Ltd. Class A	90,200	394
	New China Life Insurance Co. Ltd. Class A	122,700	394
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	117,900	393
	Yonyou Network Technology Co. Ltd. Class A	116,525	392
	China CITIC Bank Corp. Ltd. Class A	660,900	392
	Zhejiang NHU Co. Ltd. Class A	159,476	391
	BOE Technology Group Co. Ltd. Class A	850,900	390
[2]	Dali Foods Group Co. Ltd.	939,000	387
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	386
	Bank of Shanghai Co. Ltd. Class A	503,837	386
	Greentown China Holdings Ltd.	399,879	382
	Aluminum Corp. of China Ltd. Class A	720,200	382
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	91,400	381
	Iflytek Co. Ltd. Class A	78,900	380
	Ginlong Technologies Co. Ltd. Class A	14,755	378
	Zhejiang Huayou Cobalt Co. Ltd. Class A	50,440	377
[3]	Nuode Investment Co. Ltd.	283,890	377
	Zhejiang Supcon Technology Co. Ltd.	28,064	372
	Baoshan Iron & Steel Co. Ltd. Class A	562,400	371
	Shanghai International Port Group Co. Ltd. Class A	523,300	371
	Zhejiang Expressway Co. Ltd. Class H	596,000	370
	Hundsun Technologies Inc. Class A	64,551	370
	China Lesso Group Holdings Ltd.	453,000	368
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	367
	Kingboard Laminates Holdings Ltd.	458,858	367
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,059,200	367
	TBEA Co. Ltd. Class A	130,500	366
	Xiamen Bank Co. Ltd.	517,200	364
*	Weibo Corp. ADR	32,062	363
*	Industrial Securities Co. Ltd. Class A	483,950	363
	Angang Steel Co. Ltd. Class H	1,738,800	361
13

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Overseas Property Holdings Ltd.	572,493	360
	CSG Holding Co. Ltd. Class B	936,406	359
	Ganfeng Lithium Co. Ltd. Class A	33,180	359
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	60,860	355
	Hangzhou Steam Turbine Co. Ltd. Class B	258,754	354
	Ninestar Corp. Class A	45,100	354
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	246,100	353
	China Cinda Asset Management Co. Ltd. Class H	3,785,000	352
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	823,080	352
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,162,000	352
	Anhui Gujing Distillery Co. Ltd. Class A	13,000	352
	China Communications Services Corp. Ltd. Class H	1,252,000	349
*,2	InnoCare Pharma Ltd.	298,000	348
	Beijing Tiantan Biological Products Corp. Ltd. Class A	122,066	347
	Hello Group Inc. ADR	73,822	347
	Inner Mangolia ERDOS Resources Co. Ltd.	198,960	347
	Uni-President China Holdings Ltd.	468,800	346
[1]	Tianneng Power International Ltd.	360,000	346
*	Noah Holdings Ltd. ADR	26,243	344
	GF Securities Co. Ltd. Class A	183,700	344
	Xinte Energy Co. Ltd. Class H	175,600	343
	Yihai International Holding Ltd.	207,000	341
	GoerTek Inc. Class A	114,500	340
	Qingdao Rural Commercial Bank Corp. Class A	894,400	340
*	Golden Solar New Energy Technology Holdings Ltd.	338,000	338
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	387,365	336
	Shenwan Hongyuan Group Co. Ltd. Class A	629,900	336
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	336
	C&D International Investment Group Ltd.	216,000	335
		Shares	Market Value• ($000)
*	Lifetech Scientific Corp.	1,059,998	333
*	Shanghai Electric Group Co. Ltd. Class H	1,690,000	329
	China Energy Engineering Corp. Ltd. (XSSC)	1,041,600	327
*,2	New Horizon Health Ltd.	146,000	326
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	61,900	325
	Zhejiang Dahua Technology Co. Ltd. Class A	204,300	324
*	iQIYI Inc. ADR	159,631	322
	Henan Shuanghui Investment & Development Co. Ltd. Class A	101,678	318
*,3	China Evergrande Group	2,005,000	316
	CSC Financial Co. Ltd. Class A	97,300	316
	Huadian Power International Corp. Ltd. Class H	1,050,000	315
[1]	Sinotruk Hong Kong Ltd.	352,000	314
*	Yangzijiang Financial Holding	1,432,536	314
[1]	China Suntien Green Energy Corp. Ltd. Class H	824,000	313
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	41,072	311
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	422,800	311
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	311
*,1,2	Ping An Healthcare and Technology Co. Ltd.	167,627	310
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	310
	Ningbo Zhoushan Port Co. Ltd. Class A	646,400	308
	Ningbo Deye Technology Co. Claas A	6,860	308
	Zhejiang Huace Film & Television Co. Ltd. Class A	532,900	307
	Sinolink Securities Co. Ltd. Class A	282,700	306
[1,2]	Jinxin Fertility Group Ltd.	619,000	305
	Beijing Tongrentang Co. Ltd.	45,561	305
*	Guangdong Fenghua Advanced Technology Holding Co. Ltd.	161,895	305
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	301
	China Water Affairs Group Ltd.	424,000	300
	Walvax Biotechnology Co. Ltd. Class A	56,800	300
	Sinotrans Ltd. Class H	1,224,000	298
*,1,2	Weimob Inc.	848,000	298
		Shares	Market Value• ($000)
	Power Construction Corp. of China Ltd. Class A	307,000	297
	Giant Network Group Co. Ltd.	279,400	297
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	127,100	295
	CIMC Enric Holdings Ltd.	302,000	294
	Sany Heavy Equipment International Holdings Co. Ltd.	356,000	292
	FinVolution Group ADR	66,835	290
	Imeik Technology Development Co. Ltd. Class A	5,000	289
	Jiangsu Eastern Shenghong Co. Ltd. Class A	170,600	288
	Central China Securities Co. Ltd. Class H	2,375,988	288
[2]	BAIC Motor Corp. Ltd. Class H	1,296,900	287
	Will Semiconductor Co. Ltd. Shanghai Class A	28,485	287
	NetDragon Websoft Holdings Ltd.	170,000	285
*,1	Alibaba Pictures Group Ltd.	7,640,000	282
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	281
*	Canaan Inc. ADR	96,887	281
*	Advanced Micro-Fabrication Equipment Inc. Class A	18,483	281
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	40,600	278
[1,2]	Blue Moon Group Holdings Ltd.	466,000	275
	BOE Varitronix Ltd.	184,527	274
	Poly Property Services Co. Ltd.	74,100	274
	Beijing Ultrapower Software Co. Ltd. Class A	454,000	272
	China Datang Corp Renewable Power Co. Ltd. Class H	1,003,000	271
	Pharmaron Beijing Co. Ltd. Class A	38,013	270
	Haitong Securities Co. Ltd. Class A	233,400	270
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	195,600	269
	Guanghui Energy Co. Ltd. Class A	190,900	269
	China Meidong Auto Holdings Ltd.	204,000	268
	Ming Yang Smart Energy Group Ltd. Class A	78,400	268
	Jiangsu Expressway Co. Ltd. Class A	261,600	267
	Hengli Petrochemical Co. Ltd. Class A	126,900	267
14

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Huizhou Desay Sv Automotive Co. Ltd. Class A	18,700	266
	COFCO Meat Holdings Ltd.	1,261,000	265
*	China Southern Airlines Co. Ltd. Class A	297,800	265
	China Merchants Energy Shipping Co. Ltd.	275,200	264
	China Molybdenum Co. Ltd. Class A	463,200	264
[2]	Everbright Securities Co. Ltd. Class H	484,000	262
	Jiangsu Zhongtian Technology Co. Ltd. Class A	86,900	262
[1]	Differ Group Holding Co. Ltd.	1,312,000	262
	Zangge Mining Co. Ltd.	70,099	262
	Digital China Holdings Ltd.	659,499	261
	Guoyuan Securities Co. Ltd. Class A	304,220	261
	Metallurgical Corp. of China Ltd. Class H	1,618,000	258
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	258
	Changchun High & New Technology Industry Group Inc. Class A	11,546	257
	Skyworth Group Ltd.	695,340	255
	Hopson Development Holdings Ltd.	317,987	255
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	114,000	254
	Montage Technology Co. Ltd. Class A	32,761	254
[1,2]	Angelalign Technology, Inc.	28,753	254
	Shaanxi International Trust Co. Ltd. Class A	638,200	252
[1]	Zhongyu Gas Holdings Ltd.	338,000	252
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	262,800	252
	Gigadevice Semiconductor Beijing Inc. Class A	22,151	250
[1]	China Energy Engineering Corp. Ltd.	2,456,000	247
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,887	246
	Shandong Gold Mining Co. Ltd. Class A	103,577	246
	China Automotive Engineering Research Institute Co. Ltd. Class A	95,300	246
	SSY Group Ltd.	588,336	244
*	Wens Foodstuffs Group Co. Ltd. Class A	99,060	243
		Shares	Market Value• ($000)
	China South Publishing & Media Group Co. Ltd. Class A	185,400	243
	Founder Securities Co. Ltd. Class A	279,000	242
	MINISO Group Holding Ltd. ADR	47,534	242
	Sinomine Resource Group Co. Ltd. Class A	19,600	241
[2]	Asiainfo Technologies Ltd.	201,200	240
*	Wanda Film Holding Co. Ltd.	172,100	238
	Concord New Energy Group Ltd.	3,100,000	237
	China Zhenhua Group Science & Technology Co. Ltd. Class A	12,800	237
	Caida Securities Co. Ltd.	239,600	237
*	Yatsen Holding Ltd. ADR	208,710	236
	SG Micro Corp. Class A	11,475	236
	Shougang Fushan Resources Group Ltd.	867,524	235
	Fuyao Glass Industry Group Co. Ltd. Class A	51,300	235
	Beijing Shougang Co. Ltd. Class A	498,800	234
	Gotion High-tech Co. Ltd. Class A	56,400	233
	Porton Pharma Solutions Ltd.	39,997	233
	Harbin Boshi Automation Co. Ltd. Class A	110,542	232
*	Vnet Group Inc. ADR	55,178	231
	Jiangsu Expressway Co. Ltd. Class H	328,000	231
[2]	Legend Holdings Corp. Class H	275,100	231
	Inner Mongolia Mining Co. Ltd.	142,296	231
	Wingtech Technology Co. Ltd. Class A	35,000	230
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	99,500	230
[2]	Pharmaron Beijing Co. Ltd. Class H	67,649	228
	Shenzhen Expressway Co. Ltd. Class H	318,000	228
	Sichuan Chuantou Energy Co. Ltd. Class A	150,600	228
	AIMA Technology Group Co. Ltd.	27,798	228
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	145,470	227
*	China Conch Environment Protection Holdings Ltd.	761,998	225
	iRay Technology Co. Ltd.	3,173	224
[1]	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	692,380	223
		Shares	Market Value• ($000)
	Shanghai Huace Navigation Technology Ltd. Class A	50,820	222
	Lao Feng Xiang Co. Ltd. Class A	41,900	221
	Towngas Smart Energy Co. Ltd.	628,000	220
	360 Security Technology Inc. Class A	226,898	220
	Ningbo Tuopu Group Co. Ltd. Class A	24,800	220
	StarPower Semiconductor Ltd. Class A	4,300	220
[1,2]	Simcere Pharmaceutical Group Ltd.	198,000	220
*	Tibet Mineral Development Co.	41,400	220
	Shenzhen Investment Ltd.	1,603,953	219
	COSCO SHIPPING Development Co. Ltd. Class A	652,900	219
	Beijing United Information Technology Co. Ltd.	12,825	218
	Chaozhou Three-Circle Group Co. Ltd. Class A	55,600	217
	China Resources Microelectronics Ltd. Class A	30,993	216
	Xiamen Faratronic Co. Ltd. Class A	8,900	215
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,620,000	213
	Sichuan Road & Bridge Co. Ltd. Class A	136,400	211
*	Gushengtang Holdings Ltd.	49,800	211
*	Datang International Power Generation Co. Ltd. Class H	1,648,000	210
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,846	210
	Jiangsu Shagang Co. Ltd. Class A	391,700	209
	People's Insurance Co. Group of China Ltd.	312,500	208
	Jiangsu Cnano Technology Co. Ltd.	15,918	208
	China International Marine Containers Group Co. Ltd. Class H	325,500	207
	Hoshine Silicon Industry Co. Ltd. Class A	15,700	206
[1]	China Risun Group Ltd.	584,000	206
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	205
*	New Hope Liuhe Co. Ltd. Class A	114,900	204
	Shenzhen Transsion Holdings Co. Ltd. Class A	23,860	204
15

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou First Applied Material Co. Ltd. Class A	22,915	203
	China Jushi Co. Ltd. Class A	125,730	202
[1]	China Modern Dairy Holdings Ltd.	1,979,500	202
	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	202
[1]	Jinke Smart Services Group Co. Ltd. Class H	137,300	202
	Maxscend Microelectronics Co. Ltd. Class A	15,872	201
	Hengtong Optic-electric Co. Ltd. Class A	75,300	201
	PAX Global Technology Ltd.	255,000	200
	Guangzhou Automobile Group Co. Ltd. Class A	128,600	200
	China Nonferrous Mining Corp. Ltd.	553,000	200
*	Sinopec Oilfield Service Corp. Class A	787,700	199
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	199
	China Yongda Automobiles Services Holdings Ltd.	442,000	198
	Livzon Pharmaceutical Group Inc. Class H	75,806	198
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	54,990	198
	Glarun Technology Co. Ltd. Class A	99,600	198
	Western Superconducting Technologies Co. Ltd. Class A	12,345	197
	Beijing Water Business Doctor Co. Ltd. Class A	179,900	197
	China BlueChemical Ltd. Class H	1,028,000	196
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	196
	Bethel Automotive Safety Systems Co. Ltd. Class A	16,400	196
	3peak Inc.	5,587	196
	TCL Technology Group Corp. Class A	363,800	195
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	83,800	193
	Vinda International Holdings Ltd.	102,599	192
*,1,2	Microport Cardioflow Medtech Corp.	633,000	192
	Huaneng Lancang River Hydropower Inc.	219,800	192
	Sun Art Retail Group Ltd.	1,199,500	191
		Shares	Market Value• ($000)
	Yanlord Land Group Ltd.	312,100	191
	China Education Group Holdings Ltd.	327,000	191
	Pylon Technologies Co. Ltd.	4,503	191
	Sinopec Engineering Group Co. Ltd. Class H	532,135	190
	Tangshan Jidong Cement Co. Ltd. Class A	182,800	190
	Shanghai Industrial Holdings Ltd.	194,000	189
	Yangling Metron New Material Inc.	27,800	189
	Dajin Heavy Industry Co. Ltd.	28,700	189
	China National Gold Group Gold Jewellery Co. Ltd.	130,300	189
	China Oriental Group Co. Ltd.	1,352,000	188
	Lepu Medical Technology Beijing Co. Ltd. Class A	53,900	187
[1,2]	A-Living Smart City Services Co. Ltd.	329,250	187
	YongXing Special Materials Technology Co. Ltd. Class A	11,700	187
	Yuexiu Transport Infrastructure Ltd.	476,000	186
*,1,2	Alphamab Oncology	264,000	186
	Lens Technology Co. Ltd. Class A	133,400	183
	Shenzhen Dynanonic Co. Ltd. Class A	5,115	181
	Huazhu Group Ltd.	65,810	180
	Sino Biological Inc.	13,097	180
	Weichai Power Co. Ltd. Class A	142,300	178
	Sihuan Pharmaceutical Holdings Group Ltd.	2,071,000	177
	Levima Advanced Materials Corp. Class A	39,400	177
*	Focused Photonics Hangzhou Inc. Class A	33,100	175
	Huadian Power International Corp. Ltd. Class A	234,000	175
	China Everbright Ltd.	330,000	174
	Hisense Home Appliances Group Co. Ltd. Class A	118,200	174
	Shenzhen SC New Energy Technology Corp. Class A	9,300	174
[1]	Shoucheng Holdings Ltd.	947,600	172
*	Yunnan Yuntianhua Co. Ltd.	62,299	172
*	Kuang-Chi Technologies Co. Ltd. Class A	72,100	171
	Wuhan DR Laser Technology Corp. Ltd. Class A	7,680	171
	Sunresin New Materials Co. Ltd. Class A	16,350	171
	China Reinsurance Group Corp. Class H	3,221,000	170
		Shares	Market Value• ($000)
	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	170
	Lao Feng Xiang Co. Ltd. Class B	60,294	169
*	Sohu.com Ltd. ADR	11,911	169
	Wuxi Shangji Automation Co. Ltd. Class A	10,080	169
	Hangcha Group Co. Ltd. Class A	75,200	169
	Ningbo Shanshan Co. Ltd. Class A	68,800	169
	Jiangsu Lopal Tech Co. Ltd.	44,798	169
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	278,000	168
	Tiangong International Co. Ltd.	604,000	168
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	168
	Jiangsu King's Luck Brewery JSC Ltd. Class A	32,727	168
	Xinhuanet Co. Ltd. Class A	80,700	168
	Greentown Service Group Co. Ltd.	408,000	167
	Wuhan Guide Infrared Co. Ltd. Class A	104,535	167
	Lee & Man Paper Manufacturing Ltd.	549,000	166
	Xingda International Holdings Ltd.	858,000	166
[2]	AK Medical Holdings Ltd.	160,000	166
*,1	XD Inc.	95,600	166
	Zhejiang Juhua Co. Ltd. Class A	76,900	166
	Everbright Securities Co. Ltd. Class A	85,400	165
	Mango Excellent Media Co. Ltd. Class A	54,526	164
*	China Eastern Airlines Corp. Ltd. Class H	496,000	164
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	164
	Chongqing Brewery Co. Ltd. Class A	13,600	163
	Ningbo Xusheng Auto Technology Co. Ltd.	34,599	163
*,1,2	Kintor Pharmaceutical Ltd.	102,000	162
	Heibei Sinopack Electronic Technology Co. Ltd.	11,198	162
*	Kingsoft Cloud Holdings Ltd. ADR	63,734	161
	Huaxin Cement Co. Ltd. Class A	87,600	161
	Guosen Securities Co. Ltd. Class A	136,055	161
	Satellite Chemical Co. Ltd. Class A	94,887	161
*,1	Yeahka Ltd.	70,800	161
*,1	HengTen Networks Group Ltd.	1,025,200	161
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	160
	Liaoning Port Co. Ltd. Class A	729,600	159
16

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	93,600	159
	Yunnan Aluminium Co. Ltd. Class A	125,400	158
	China National Chemical Engineering Co. Ltd. Class A	162,700	158
	GEM Co. Ltd. Class A	153,900	157
*	Huaneng Power International Inc. Class A	170,300	157
	Xiamen Xiangyu Co. Ltd. Class A	116,103	157
*	Shanghai Milkground Food Tech Co. Ltd. Class A	41,000	157
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	41,100	156
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	14,381	156
	Yuexiu REIT	902,747	155
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	155
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	952,800	155
[2]	Zhou Hei Ya International Holdings Co. Ltd.	351,000	155
	Henan Mingtai Al Industrial Co. Ltd.	78,498	155
[2]	China New Higher Education Group Ltd.	672,000	154
	Bloomage Biotechnology Corp. Ltd. Class A	10,577	154
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	34,000	153
	China Railway Tielong Container Logistics Co. Ltd. Class A	215,000	153
*,2	Linklogis Inc. Class B	438,000	153
*	Topchoice Medical Corp. Class A	8,995	152
	Jingjin Equipment Inc. Class A	35,880	152
*,1,2	Venus MedTech Hangzhou Inc. Class H	122,500	151
	China Greatwall Technology Group Co. Ltd. Class A	98,400	151
	Ecovacs Robotics Co. Ltd. Class A	18,800	151
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	17,800	151
	China Coal Energy Co. Ltd. Class A	124,100	150
*	Shanghai Junshi Biosciences Co. Ltd. Class A	15,392	150
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	8,729	150
	Qingdao Sentury Tire Co. Ltd.	42,200	150
		Shares	Market Value• ($000)
	Poly Property Group Co. Ltd.	952,000	149
	Wuhan Department Store Group Co. Ltd. Class A	114,800	149
	Dongfang Electric Corp. Ltd. Class A	46,700	149
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	149
*,1	Helens International Holdings Co. Ltd.	155,000	149
	Xinyi Energy Holdings Ltd.	582,000	148
	Shanxi Meijin Energy Co. Ltd. Class A	123,500	148
*	COSCO SHIPPING Holdings Co. Ltd. Class A	96,000	148
	Shandong Nanshan Aluminum Co. Ltd. Class A	350,000	148
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	3,218	148
	Livzon Pharmaceutical Group Inc. Class A	30,300	147
	Sunwoda Electronic Co. Ltd. Class A	46,100	147
	JiuGui Liquor Co. Ltd. Class A	10,500	147
*,1	Seazen Group Ltd.	917,754	147
*,2	Ascentage Pharma Group International	73,100	146
	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	146
[2]	Genertec Universal Medical Group Co. Ltd.	349,000	146
*	Beijing Enterprises Clean Energy Group Ltd.	21,640,000	146
	China National Accord Medicines Corp. Ltd. Class A	33,500	145
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	145
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	145
	Metallurgical Corp. of China Ltd. Class A	367,400	145
	JCET Group Co. Ltd. Class A	43,900	145
*	SOHO China Ltd.	983,000	144
*	Jiangxi Special Electric Class A	54,900	144
	Shandong Weifang Rainbow Chemical Co. Ltd.	11,700	144
	Wuxi Autowell Technology Co. Ltd.	3,313	144
	Chengxin Lithium Group Co. Ltd. Class A	24,000	143
	Thunder Software Technology Co. Ltd. Class A	10,500	142
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	154,425	142
	China Resources Medical Holdings Co. Ltd.	298,090	142
		Shares	Market Value• ($000)
*	Flat Glass Group Co. Ltd. Class A	30,200	142
	Shanghai Baosight Software Co. Ltd.	24,310	142
*	National Silicon Industry Group Co. Ltd. Class A	50,798	142
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	228,000	141
*	China Minmetals Rare Earth Co. Ltd. Class A	35,700	141
*	Datang International Power Generation Co. Ltd. Class A	361,800	140
	Shanghai Huafon Aluminium Corp.	70,200	140
	AVIC Electromechanical Systems Co. Ltd. Class A	86,600	139
	CTS International Logistics Corp. Ltd. Class A	90,900	139
	Bank of Jiangsu Co. Ltd. Class A	145,800	138
	CGN New Energy Holdings Co. Ltd.	510,000	137
	BBMG Corp. Class H	1,331,000	137
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	39,350	136
	Shanghai RAAS Blood Products Co. Ltd. Class A	182,400	136
*	Hongda Xingye Co. Ltd. Class A	302,300	136
*	Mianyang Fulin Precision Co. Ltd. Class A	70,650	136
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	172,400	136
	Hangzhou Lion Electronics Co. Ltd. Class A	22,898	135
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	134
	Bank of Chongqing Co. Ltd. Class H	295,500	134
	China Merchants Securities Co. Ltd. Class A	78,200	134
	Haier Smart Home Co. Ltd. Class A	46,799	134
*,2	Meitu Inc.	1,544,500	134
	Tong Ren Tang Technologies Co. Ltd. Class H	259,000	133
	CECEP Wind-Power Corp. Class A	225,600	133
	Xianhe Co. Ltd. Class A	39,900	133
	Eastern Air Logistics Co. Ltd.	63,599	133
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	132
17

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Westone Information Industry Inc. Class A	26,500	132
[1,2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	62,500	132
	China Overseas Grand Oceans Group Ltd.	462,500	131
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	131
*,2	Peijia Medical Ltd.	158,000	131
	Weifu High-Technology Group Co. Ltd. Class B	85,800	130
	Sieyuan Electric Co. Ltd. Class A	28,400	130
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	103,100	130
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	130
	Keda Industrial Group Co. Ltd.	60,600	130
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	16,770	129
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	128
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	128
	Shanghai Bailian Group Co. Ltd. Class B	193,500	128
	ENN Natural Gas Co. Ltd. Class A	60,100	128
[1,3]	CIFI Holdings Group Co. Ltd.	1,982,864	128
	Xiamen Tungsten Co. Ltd. Class A	46,600	128
	Central China Securities Co. Ltd. Class A	258,600	128
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	29,771	127
	Jizhong Energy Resources Co. Ltd. Class A	152,500	127
	LB Group Co. Ltd. Class A	60,100	127
	CGN Power Co. Ltd. Class A	349,900	127
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	155,200	127
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	210,100	127
	Health & Happiness H&H International Holdings Ltd.	133,236	126
	SooChow Securities Co. Ltd. Class A	140,608	126
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	242,500	125
	XCMG Construction Machinery Co. Ltd. Class A	194,600	124
		Shares	Market Value• ($000)
	Hunan Gold Corp. Ltd. Class A	68,600	124
	Henan Shenhuo Coal & Power Co. Ltd. Class A	64,600	124
*	Shanghai Electric Group Co. Ltd. Class A	232,100	124
	Lizhong Sitong Light Alloys Group Co. Ltd.	32,498	124
	Qingdao Gaoce Technology Co. Ltd.	10,455	124
	Hualan Biological Engineering Inc. Class A	50,375	123
	Western Securities Co. Ltd. Class A	150,300	123
	Asymchem Laboratories Tianjin Co. Ltd. Class A	6,300	123
	Ingenic Semiconductor Co. Ltd. Class A	13,200	123
	Hongfa Technology Co. Ltd. Class A	25,900	122
	Konfoong Materials International Co. Ltd. Class A	10,100	122
	Weihai Guangwei Composites Co. Ltd. Class A	11,440	122
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	122
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	122
	Kehua Data Co. Ltd. Class A	20,800	122
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	122
	Lonking Holdings Ltd.	877,000	121
	West China Cement Ltd.	1,334,000	121
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	121
[1]	Ming Yuan Cloud Group Holdings Ltd.	263,000	121
	Gemdale Corp. Class A	111,700	120
	Beijing Jingneng Clean Energy Co. Ltd. Class H	646,000	120
	Shenzhen Expressway Corp. Ltd. Class A	106,900	120
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	119
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	48,800	119
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	119
*	Sichuan Development Lomon Co. Ltd. Class A	77,900	119
	GCL Energy Technology Co. Ltd.	63,900	119
	Shanghai Industrial Urban Development Group Ltd.	2,083,200	118
		Shares	Market Value• ($000)
	China Baoan Group Co. Ltd. Class A	74,500	118
*	China Express Airlines Co. Ltd. Class A	81,473	118
*	Zhihu Inc. ADR	119,114	118
*	Youngy Co. Ltd. Class A	7,800	118
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	118
	Wencan Group Co. Ltd.	12,900	118
	Hisense Home Appliances Group Co. Ltd. Class H	141,000	117
	Inspur Electronic Information Industry Co. Ltd. Class A	36,912	117
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	117
	CECEP Solar Energy Co. Ltd. Class A	125,590	117
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	117
[3]	Shimao Group Holdings Ltd.	608,000	116
	TCL Electronics Holdings Ltd.	304,333	116
	Yintai Gold Co. Ltd. Class A	58,660	116
	Sinoma Science & Technology Co. Ltd. Class A	47,400	116
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	11,200	116
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	12,600	116
	Xiamen C & D Inc. Class A	70,200	116
	Haohua Chemical Science & Technology Co. Ltd. Class A	19,700	116
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	116
*,2,3	Evergrande Property Services Group Ltd.	1,823,000	116
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	10,227	116
	Beijing New Building Materials plc Class A	42,100	115
	GRG Banking Equipment Co. Ltd. Class A	88,897	115
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	178,300	115
	Longshine Technology Group Co. Ltd. Class A	32,400	115
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	67,100	114
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	114
18

Total World Stock Index Fund
		Shares	Market Value• ($000)
	AECC Aero-Engine Control Co. Ltd. Class A	27,500	113
[1,2]	Hope Education Group Co. Ltd.	1,832,000	113
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	6,700	113
	Tianshan Aluminum Group Co. Ltd. Class A	131,700	113
	Shanghai Zhonggu Logistics Co. Ltd.	61,800	113
	PhiChem Corp. Class A	48,000	112
	Fu Jian Anjoy Foods Co. Ltd. Class A	6,100	112
	China International Capital Corp. Ltd. Class A	23,500	112
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	111
	Guangdong HEC Technology Holding Co. Ltd. Class A	87,200	111
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	111
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	141,000	111
	Dongguan Development Holdings Co. Ltd. Class A	92,200	111
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	111
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	111
*	Seazen Holdings Co. Ltd. Class A	60,900	110
[2]	Orient Securities Co. Ltd. Class H	296,000	110
*	Jilin Electric Power Co. Ltd. Class A	135,100	110
*	Lingyi iTech Guangdong Co. Class A	169,000	110
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	110
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	110
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	110
*,1	Li Auto Inc. Class A	15,983	110
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	110
[1]	Agile Group Holdings Ltd.	575,500	109
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	109
	Sichuan Expressway Co. Ltd. Class A	215,200	109
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	109
	Maanshan Iron & Steel Co. Ltd. Class H	674,000	108
		Shares	Market Value• ($000)
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	108
	First Capital Securities Co. Ltd. Class A	141,900	108
	Joinn Laboratories China Co. Ltd. Class A	13,804	108
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	3,830	108
*,1	Gome Electrical Appliances Holdings Ltd.	6,542,720	107
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	107
	Shengyi Technology Co. Ltd. Class A	56,300	107
	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	107
	Xinxiang Chemical Fiber Co. Ltd. Class A	253,000	107
*	Fangda Carbon New Material Co. Ltd. Class A	128,935	106
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	106
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	21,700	106
*,3	China Dili Group	1,288,303	106
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	105
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	105
	Shenzhen SED Industry Co. Ltd. Class A	36,000	105
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	104
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	104
	Beijing Shiji Information Technology Co. Ltd. Class A	59,864	104
*	Amlogic Shanghai Co. Ltd. Class A	13,191	104
	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	103
*	An Hui Wenergy Co. Ltd. Class A	162,200	103
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	103
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	24,500	103
	Sichuan Swellfun Co. Ltd. Class A	13,300	103
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	103
*	Roshow Technology Co. Ltd. Class A	72,900	103
		Shares	Market Value• ($000)
*,2	Mobvista Inc.	200,000	103
*	Shandong Chenming Paper Holdings Ltd. Class H	360,750	102
[1]	Tian Lun Gas Holdings Ltd.	285,500	102
	Songcheng Performance Development Co. Ltd. Class A	64,640	102
	Sinocare Inc. Class A	19,800	102
	IKD Co. Ltd. Class A	39,200	102
	Sichuan Shuangma Cement Co. Ltd. Class A	37,000	102
	Huaibei Mining Holdings Co. Ltd. Class A	57,100	102
	Shui On Land Ltd.	1,104,500	101
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	34,810	101
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	24,500	101
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	101
	Angel Yeast Co. Ltd. Class A	20,300	101
*	Skshu Paint Co. Ltd. Class A	8,400	100
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	100
	Nanjing Securities Co. Ltd. Class A	91,700	100
	Ningxia Baofeng Energy Group Co. Ltd. Class A	63,700	100
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	100
	Youngor Group Co. Ltd. Class A	122,100	100
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	19,500	100
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	99
	AVICOPTER plc Class A	16,400	99
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	99
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	99
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	51,400	99
	Western Mining Co. Ltd. Class A	76,100	99
	Rongsheng Petrochemical Co. Ltd. Class A	66,900	98
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	23,000	98
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	98
*	Sichuan New Energy Power Co. Ltd.	38,000	98
19

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kangji Medical Holdings Ltd.	120,500	97
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	97
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	97
[1,2]	China East Education Holdings Ltd.	306,500	97
	Changjiang Securities Co. Ltd. Class A	135,520	97
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	97
	Ovctek China Inc. Class A	23,797	97
	Jointown Pharmaceutical Group Co. Ltd. Class A	56,200	97
	Tongkun Group Co. Ltd. Class A	58,000	97
*	I-Mab ADR	26,249	97
	Jiangsu Azure Corp. Class A	47,400	97
	Shanghai Rural Commercial Bank Co. Ltd.	133,500	97
	Dongxing Securities Co. Ltd. Class A	89,900	96
	Weifu High-Technology Group Co. Ltd. Class A	40,800	96
	Hangjin Technology Co. Ltd. Class A	23,800	96
	Jiangsu Yangnong Chemical Co. Ltd. Class A	7,600	96
	Eastroc Beverage Group Co. Ltd. Class A	4,500	96
	KBC Corp. Ltd. Class A	2,838	96
*,3	China Zhongwang Holdings Ltd.	442,800	95
	Shenzhen Topband Co. Ltd. Class A	61,300	95
[2]	Joinn Laboratories China Co. Ltd. Class H	29,260	95
	Fujian Sunner Development Co. Ltd. Class A	31,200	94
	Luxi Chemical Group Co. Ltd. Class A	60,000	94
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	13,700	94
*	Feitian Technologies Co. Ltd. Class A	63,700	94
	China Construction Bank Corp. Class A	128,500	94
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	94
	Sailun Group Co. Ltd. Class A	79,000	94
	Hexing Electrical Co. Ltd. Class A	39,100	94
		Shares	Market Value• ($000)
[1]	Guangzhou R&F Properties Co. Ltd. Class H	678,600	93
	Fujian Funeng Co. Ltd. Class A	63,265	93
	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	93
*	Zhejiang Century Huatong Group Co. Ltd. Class A	182,300	93
*	Kaishan Group Co. Ltd. Class A	40,700	93
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	12,700	93
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	93
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,900	93
	COSCO SHIPPING Development Co. Ltd. Class H	793,000	92
	Jiangsu Yoke Technology Co. Ltd. Class A	11,400	92
	China Kepei Education Group Ltd.	376,000	92
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	92
*	Shanghai Electric Power Co. Ltd. Class A	73,300	92
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	20,540	92
*,2	Yidu Tech Inc.	181,300	92
*	CMGE Technology Group Ltd.	590,000	92
	China Lilang Ltd.	210,000	91
	Do-Fluoride New Materials Co. Ltd. Class A	21,300	91
*	Risen Energy Co. Ltd. Class A	26,900	91
	China Shineway Pharmaceutical Group Ltd.	150,000	90
	Jafron Biomedical Co. Ltd. Class A	20,770	90
	Shenghe Resources Holding Co. Ltd. Class A	49,000	90
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	90
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	90
*	Ningbo Joyson Electronic Corp. Class A	42,800	90
	China CAMC Engineering Co. Ltd. Class A	84,700	89
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	89
		Shares	Market Value• ($000)
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	27,300	89
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	89
	NavInfo Co. Ltd. Class A	54,100	88
	By-health Co. Ltd. Class A	36,600	88
	Shanghai Pret Composites Co. Ltd. Class A	38,400	88
*,1,2	CStone Pharmaceuticals	204,000	88
	C&D Property Management Group Co. Ltd.	235,000	88
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	88
*	Dada Nexus Ltd. ADR	28,059	87
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	160,200	87
	Daan Gene Co. Ltd. Class A	35,360	87
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	87
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	87
	CNOOC Energy Technology & Services Ltd. Class A	221,900	87
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	87
*,2	Ocumension Therapeutics	94,000	87
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	2,402	87
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	86
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	86
	Tianma Microelectronics Co. Ltd. Class A	71,200	86
*	China Railway Materials Co. Class A	244,900	86
	China Foods Ltd.	332,000	85
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	138,200	85
	Xiamen ITG Group Corp. Ltd. Class A	100,000	85
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	85
	Sinofibers Technology Co. Ltd. Class A	11,200	85
	Bank of Changsha Co. Ltd. Class A	96,300	85
	Anhui Expressway Co. Ltd. Class A	92,100	85
20

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kingfa Sci & Tech Co. Ltd. Class A	62,900	84
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	84
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	84
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	200,800	84
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	24,200	84
	Sinopec Kantons Holdings Ltd.	308,000	83
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	83
*	Harbin Electric Co. Ltd. Class H	246,000	83
*	FIH Mobile Ltd.	1,002,000	82
	LianChuang Electronic Technology Co. Ltd. Class A	44,500	82
	CSG Holding Co. Ltd. Class A	86,700	82
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	82
	Sealand Securities Co. Ltd. Class A	182,770	82
	Shenzhen Energy Group Co. Ltd. Class A	104,400	82
*	GCL System Integration Technology Co. Ltd. Class A	181,900	82
[1,2]	Midea Real Estate Holding Ltd.	117,800	82
	Chongqing Water Group Co. Ltd. Class A	117,945	82
	Raytron Technology Co. Ltd. Class A	12,578	82
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	82
	Zhejiang China Commodities City Group Co. Ltd. Class A	143,100	82
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	81
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	81
	Digital China Group Co. Ltd. Class A	22,200	81
	Winall Hi-Tech Seed Co. Ltd. Class A	39,750	81
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	42,280	81
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	80
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	80
		Shares	Market Value• ($000)
	Humanwell Healthcare Group Co. Ltd. Class A	29,000	80
	Fangda Special Steel Technology Co. Ltd. Class A	102,800	80
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	80
[2]	China Renaissance Holdings Ltd.	105,800	80
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	6,000	80
	Unisplendour Corp. Ltd. Class A	33,740	79
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	30,680	79
*	Hi Sun Technology China Ltd.	792,000	79
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	79
	Southwest Securities Co. Ltd. Class A	155,100	79
	BOC International China Co. Ltd. Class A	54,800	79
*	Tuya Inc. ADR	88,552	79
	Beijing Roborock Technology Co. Ltd. Class A	2,436	79
	Shanghai Medicilon Inc. Class A	2,605	79
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	79
	Shenzhen Desay Battery Technology Co. Class A	11,455	78
	Hesteel Co. Ltd. Class A	263,800	78
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	78
	Sangfor Technologies Inc. Class A	4,500	78
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	78
	Hunan Valin Steel Co. Ltd. Class A	141,000	77
	Anhui Anke Biotechnology Group Co. Ltd. Class A	57,000	77
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	77
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	38,100	77
	Vats Liquor Chain Store Management JSC Ltd.	25,800	77
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	77
	Grandblue Environment Co. Ltd. Class A	31,200	77
		Shares	Market Value• ($000)
	Shenzhen Changhong Technology Co. Ltd. Class A	29,400	77
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	77
*	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	76
	Shenzhen Kedali Industry Co. Ltd. Class A	6,000	76
	Riyue Heavy Industry Co. Ltd. Class A	25,200	76
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	76
	Wolong Electric Group Co. Ltd. Class A	44,500	76
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	75
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	75
	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	75
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	33,614	75
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	75
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	75
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	28,900	75
*	HUYA Inc. ADR	39,330	74
	Anhui Expressway Co. Ltd. Class H	116,000	74
	First Tractor Co. Ltd. Class H	184,000	74
	DHC Software Co. Ltd. Class A	87,269	74
*	STO Express Co. Ltd. Class A	48,400	74
	China Tianying Inc. Class A	112,100	74
	Huafon Chemical Co. Ltd. Class A	81,100	74
	China World Trade Center Co. Ltd. Class A	39,900	74
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	74
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	73
	Comba Telecom Systems Holdings Ltd.	522,039	73
*,1,2	Redco Properties Group Ltd.	342,000	73
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	119,700	73
21

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	73
	Winning Health Technology Group Co. Ltd. Class A	54,600	73
	Offshore Oil Engineering Co. Ltd. Class A	112,800	73
	BTG Hotels Group Co. Ltd. Class A	24,600	73
	Eastern Communications Co. Ltd. Class B	175,800	72
	Hubei Energy Group Co. Ltd. Class A	126,000	72
	Wanxiang Qianchao Co. Ltd. Class A	105,400	72
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	72
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	72
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	72
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	72
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	75,500	72
	QuakeSafe Technologies Co. Ltd. Class A	12,359	72
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	127,600	71
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	71
	Addsino Co. Ltd. Class A	49,300	71
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	147,700	71
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	4,500	71
	Chongqing Rural Commercial Bank Co. Ltd. Class A	149,400	71
	CanSino Biologics Inc. Class A	2,713	71
	Bank of Guiyang Co. Ltd. Class A	99,500	71
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	70
	YGSOFT Inc. Class A	76,752	70
	Zhefu Holding Group Co. Ltd. Class A	130,600	70
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	70
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	70
*	DouYu International Holdings Ltd. ADR	68,817	69
		Shares	Market Value• ($000)
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	69
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	26,200	69
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	69
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	69
*	INKON Life Technology Co. Ltd. Class A	49,900	69
	Goke Microelectronics Co. Ltd. Class A	6,700	69
*,1,3	Fire Rock Holdings Ltd.	968,000	69
	Chacha Food Co. Ltd. Class A	11,200	68
*	China Zheshang Bank Co. Ltd. Class A	179,900	68
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	68
	CNGR Advanced Material Co. Ltd. Class A	6,900	68
*	LexinFintech Holdings Ltd. ADR	49,470	67
	Consun Pharmaceutical Group Ltd.	178,000	67
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	67
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	67
	Hubei Dinglong Co. Ltd. Class A	23,400	67
	Perfect World Co. Ltd. Class A	42,950	67
*	Guocheng Mining Co. Ltd. Class A	30,854	67
*	Guosheng Financial Holding Inc. Class A	65,600	67
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	67
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	264,488	66
	Sinofert Holdings Ltd.	668,000	66
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	66
	Yunnan Tin Co. Ltd. Class A	42,400	66
*	TongFu Microelectronics Co. Ltd. Class A	25,700	66
	SPIC Dongfang New Energy Corp. Class A	117,800	66
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	66
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	66
	Black Peony Group Co. Ltd. Class A	67,000	66
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	66
		Shares	Market Value• ($000)
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	66
*	Gaotu Techedu Inc. ADR	98,181	65
*,3	China Aoyuan Group Ltd.	574,000	65
	Nanjing Iron & Steel Co. Ltd. Class A	154,100	65
	Oppein Home Group Inc. Class A	5,800	65
	Shanghai Haixin Group Co. Class B	210,800	65
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	65
*	Hytera Communications Corp. Ltd. Class A	90,200	65
	Beijing Enlight Media Co. Ltd. Class A	70,600	65
	China International Marine Containers Group Co. Ltd. Class A	70,800	65
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	21,000	65
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	65
	China Meheco Co. Ltd. Class A	37,800	65
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	41,800	65
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	65
	Zhejiang HangKe Technology Inc. Co. Class A	9,491	65
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,773	64
	Laobaixing Pharmacy Chain JSC Class A	13,286	64
	Yunnan Copper Co. Ltd. Class A	42,400	64
	China Great Wall Securities Co. Ltd. Class A	57,800	64
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	64
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	64
	Shandong Hi-speed Co. Ltd. Class A	85,500	64
	Shenzhen Gas Corp. Ltd. Class A	71,700	64
	Wuxi NCE Power Co. Ltd. Class A	5,740	64
	Newland Digital Technology Co. Ltd. Class A	33,399	63
	AVIC Industry-Finance Holdings Co. Ltd. Class A	151,600	63
	Sinoma International Engineering Co. Class A	53,400	63
22

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	63
	Huaxin Cement Co. Ltd. Class H	72,700	63
	Quectel Wireless Solutions Co. Ltd. Class A	4,394	62
*	Zhuguang Holdings Group Co. Ltd.	762,000	62
	Dazhong Transportation Group Co. Ltd. Class B	264,350	62
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	62
	Xuji Electric Co. Ltd. Class A	25,200	62
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	62
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	62
	Shanxi Securities Co. Ltd. Class A	87,770	62
	Dongjiang Environmental Co. Ltd. Class A	86,300	62
	All Winner Technology Co. Ltd. Class A	23,180	62
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	62
*	Guangdong Electric Power Development Co. Ltd. Class B	239,743	61
*	China High Speed Transmission Equipment Group Co. Ltd.	151,000	61
	Sino-Ocean Group Holding Ltd.	922,500	61
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	61
	China West Construction Group Co. Ltd. Class A	67,200	61
	Jinneng Science&Technology Co. Ltd. Class A	49,200	61
	Zhongji Innolight Co. Ltd. Class A	15,300	61
	Sino-Platinum Metals Co. Ltd. Class A	29,640	61
	Central China Management Co. Ltd.	880,000	61
	CIFI Ever Sunshine Services Group Ltd.	278,000	61
*	Jiangsu Hoperun Software Co. Ltd. Class A	22,200	60
	Fujian Star-net Communication Co. Ltd. Class A	20,600	60
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	37,100	60
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	14,600	60
	Yunda Holding Co. Ltd. Class A	33,146	60
		Shares	Market Value• ($000)
	Bank of Chengdu Co. Ltd. Class A	32,000	60
	Shanghai Construction Group Co. Ltd. Class A	170,500	60
	Beijing North Star Co. Ltd. Class A	238,800	60
	Zhongtai Securities Co. Ltd. Class A	69,100	60
	Beijing BDStar Navigation Co. Ltd. Class A	15,400	59
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	59
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	59
	Suning Universal Co. Ltd. Class A	142,700	59
	B-Soft Co. Ltd. Class A	50,960	59
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	59
	Shennan Circuits Co. Ltd. Class A	5,740	59
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	59
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	17,700	59
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	59
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	34,600	59
*,1,2	Shimao Services Holdings Ltd.	358,000	58
*	OneConnect Financial Technology Co. Ltd. ADR	91,998	58
	Joyoung Co. Ltd. Class A	29,337	58
	Yotrio Group Co. Ltd. Class A	127,800	58
*	Holitech Technology Co. Ltd. Class A	160,300	58
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	58
*	Chengzhi Co. Ltd. Class A	47,400	58
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	61,740	58
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	9,600	58
*	Q Technology Group Co. Ltd.	144,000	57
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	53,800	57
	Huagong Tech Co. Ltd. Class A	24,900	57
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	57
		Shares	Market Value• ($000)
	Guangdong Golden Dragon Development Inc. Class A	32,500	57
	Nantong Jianghai Capacitor Co. Ltd. Class A	16,400	57
	Zhejiang Hailiang Co. Ltd. Class A	36,000	57
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	57
*	Greattown Holdings Ltd. Class A	131,500	57
	State Grid Information & Communication Co. Ltd. Class A	27,900	57
	Guangdong Dowstone Technology Co. Ltd. Class A	29,000	57
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	56
	Nanjing Hanrui Cobalt Co. Ltd. Class A	10,200	56
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	30,100	56
	Guangdong Tapai Group Co. Ltd. Class A	59,300	55
	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	55
	Wuhu Token Science Co. Ltd. Class A	64,400	55
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	55
	North Industries Group Red Arrow Co. Ltd. Class A	19,400	55
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	34,080	55
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	52,800	55
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	87,500	55
	Chengtun Mining Group Co. Ltd. Class A	71,700	55
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	54
	Huangshan Tourism Development Co. Ltd. Class B	77,426	54
	WUS Printed Circuit Kunshan Co. Ltd. Class A	36,080	54
	Beijing Originwater Technology Co. Ltd. Class A	84,279	54
	Sanquan Food Co. Ltd. Class A	28,160	54
	Eoptolink Technology Inc. Ltd Class A	15,262	54
	Fibocom Wireless Inc. Class A	21,165	54
23

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Sunac Services Holdings Ltd.	304,055	54
	Guolian Securities Co. Ltd. Class A	42,200	54
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	54
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	1,771	54
*	Shenzhen MTC Co. Ltd. Class A	111,700	53
	Beijing SL Pharmaceutical Co. Ltd. Class A	46,500	53
	FAW Jiefang Group Co. Ltd. Class A	55,600	53
	Wasu Media Holding Co. Ltd. Class A	56,761	53
	East Group Co. Ltd. Class A	55,600	53
	Hengyi Petrochemical Co. Ltd. Class A	58,000	53
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	53
*	Guangdong Electric Power Development Co. Ltd. Class A	89,200	53
	COFCO Biotechnology Co. Ltd. Class A	46,600	52
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	52
	Financial Street Holdings Co. Ltd. Class A	81,700	52
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	52
	MLS Co. Ltd. Class A	45,400	52
	SGIS Songshan Co. Ltd. Class A	141,400	52
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	30,100	52
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,600	52
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	33,250	51
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	51
	Northeast Securities Co. Ltd. Class A	58,700	51
	Kunlun Tech Co. Ltd. Class A	28,400	51
	Xinjiang Tianshan Cement Co. Ltd. Class A	47,800	51
	Konka Group Co. Ltd. Class A	75,700	51
*	Lakala Payment Co. Ltd. Class A	25,100	51
	Intco Medical Technology Co. Ltd. Class A	17,550	51
		Shares	Market Value• ($000)
	Kwg Group Holdings Ltd.	518,000	50
*,1,2	Viva Biotech Holdings	330,000	50
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	50
	Xiamen Kingdomway Group Co. Class A	21,600	50
	Beibuwan Port Co. Ltd. Class A	51,700	50
	Infore Environment Technology Group Co. Ltd. Class A	78,200	50
	Bank of Qingdao Co. Ltd. Class A	118,500	50
	COFCO Capital Holdings Co. Ltd. Class A	62,300	50
	Bafang Electric Suzhou Co. Ltd. Class A	3,100	50
	TangShan Port Group Co. Ltd. Class A	145,900	50
*,2	China Yuhua Education Corp. Ltd.	452,000	50
	JNBY Design Ltd.	63,000	50
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	50
*	EHang Holdings Ltd. ADR	13,376	50
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	32,200	49
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	49
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	102,100	49
	Leyard Optoelectronic Co. Ltd. Class A	63,400	49
	Topsec Technologies Group Inc. Class A	31,400	49
*,2	Ascletis Pharma Inc.	167,000	49
	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	49
*	ChemPartner PharmaTech Co. Ltd. Class A	36,000	49
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	49
	Zhejiang Medicine Co. Ltd. Class A	31,000	49
*	Youdao Inc. ADR	14,330	49
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	49
*	Sinopec Oilfield Service Corp. Class H	806,000	48
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	48
	Dian Diagnostics Group Co. Ltd. Class A	12,600	48
	Taiji Computer Corp. Ltd. Class A	13,019	48
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	48
		Shares	Market Value• ($000)
*	Genimous Technology Co. Ltd. Class A	64,200	48
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	81,640	48
*	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	48
	Shanghai AJ Group Co. Ltd. Class A	67,600	48
	Beijing Capital Development Co. Ltd. Class A	68,400	48
	Shanghai Haohai Biological Technology Co. Ltd. Class A	4,400	48
	Shanxi Coking Co. Ltd. Class A	65,390	48
	Huali Industrial Group Co. Ltd. Class A	8,600	48
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	60,871	47
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	47
*	Zhongtian Financial Group Co. Ltd. Class A	245,300	47
*	Alpha Group Class A	79,000	47
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	19,800	47
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	16,000	47
	Nanjing Yunhai Special Metals Co. Ltd. Class A	18,300	47
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	47
	Huaxi Securities Co. Ltd. Class A	47,000	47
	Sai Micro Electronics Inc. Class A	19,900	47
*	Guangshen Railway Co. Ltd. Class A	177,800	47
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	47
	Shanghai Belling Co. Ltd. Class A	18,900	47
*	Niu Technologies ADR	17,804	47
*	China Dongxiang Group Co. Ltd.	1,565,000	46
	Sansteel Minguang Co. Ltd. Fujian Class A	79,600	46
	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	46
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	46
*	Bohai Leasing Co. Ltd. Class A	154,100	46
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	46
24

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Environment Group Co. Ltd. Class A	38,000	46
	ZheJiang Dali Technology Co. Ltd. Class A	24,720	46
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	46
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	46
[2]	Qingdao Port International Co. Ltd. Class H	108,000	45
	INESA Intelligent Tech Inc. Class B	98,400	45
*	Shandong Chenming Paper Holdings Ltd. Class B	158,100	45
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	45
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	56,300	45
*	Yifan Pharmaceutical Co. Ltd. Class A	30,300	45
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	45
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	45
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	45
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	45
	Zheshang Securities Co. Ltd. Class A	32,100	45
[2]	Red Star Macalline Group Corp. Ltd. Class H	176,455	45
*	Guangshen Railway Co. Ltd. Class H	336,000	44
	China National Accord Medicines Corp. Ltd. Class B	20,760	44
*	Bank of Zhengzhou Co. Ltd. Class A	140,965	44
*,2	Maoyan Entertainment	75,600	44
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	44
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	44
*	Tongdao Liepin Group	50,800	44
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	44
[2]	Medlive Technology Co. Ltd.	50,500	44
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	43
	Hainan Strait Shipping Co. Ltd. Class A	66,924	43
	Valiant Co. Ltd. Class A	22,500	43
		Shares	Market Value• ($000)
*	Tibet Summit Resources Co. Ltd. Class A	15,000	43
	Juewei Food Co. Ltd. Class A	6,600	43
	Yusys Technologies Co. Ltd. Class A	18,080	43
	Qianhe Condiment and Food Co. Ltd. Class A	20,016	43
	China SCE Group Holdings Ltd.	837,000	43
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	43
	Yankershop Food Co. Ltd. Class A	3,600	43
	Bank of Chongqing Co. Ltd. Class A	47,451	43
	Lee's Pharmaceutical Holdings Ltd.	241,347	42
	Zhejiang Supor Co. Ltd. Class A	7,595	42
	Sonoscape Medical Corp. Class A	5,400	42
	Shenzhen Airport Co. Ltd. Class A	48,400	42
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	8,352	42
	C&S Paper Co. Ltd. Class A	32,400	42
	Electric Connector Technology Co. Ltd. Class A	8,300	42
	Shanghai M&G Stationery Inc. Class A	7,600	42
	China Tungsten And Hightech Materials Co. Ltd. Class A	21,100	42
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	42
	China Harmony New Energy Auto Holding Ltd.	365,000	41
	NanJi E-Commerce Co. Ltd. Class A	66,500	41
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	41
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	41
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	41
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	41
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	41
	Archermind Technology Nanjing Co. Ltd. Class A	4,700	41
*	Juneyao Airlines Co. Ltd. Class A	21,400	40
	CPMC Holdings Ltd.	83,000	40
	Accelink Technologies Co. Ltd. Class A	17,300	40
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	40
		Shares	Market Value• ($000)
	CNHTC Jinan Truck Co. Ltd. Class A	25,900	40
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	40
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	40
	Hunan Aihua Group Co. Ltd. Class A	12,000	40
	GCI Science & Technology Co. Ltd. Class A	13,400	39
	ORG Technology Co. Ltd. Class A	59,500	39
	Wuxi Boton Technology Co. Ltd. Class A	21,400	39
	Sino Wealth Electronic Ltd. Class A	9,075	39
	5I5J Holding Group Co. Ltd. Class A	123,300	39
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	39
	Hainan Poly Pharm Co. Ltd. Class A	10,725	39
	Bright Dairy & Food Co. Ltd. Class A	30,100	39
	Gree Real Estate Co. Ltd. Class A	50,900	39
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	15,600	39
	Amoy Diagnostics Co. Ltd. Class A	11,700	38
*	Advanced Technology & Materials Co. Ltd. Class A	34,600	38
*	Leo Group Co. Ltd. Class A	162,800	38
*	OFILM Group Co. Ltd. Class A	59,800	38
	Skyworth Digital Co. Ltd. Class A	18,500	38
*	Tech-Bank Food Co. Ltd. Class A	45,920	38
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	6,300	38
	Tian Di Science & Technology Co. Ltd. Class A	56,611	38
	Shanying International Holding Co. Ltd. Class A	119,600	38
	Shanghai Huayi Group Co. Ltd. Class B	63,200	37
	China South City Holdings Ltd.	778,000	37
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	37
	Zhejiang Communications Technology Co. Ltd.	52,600	37
*	Markor International Home Furnishings Co. Ltd. Class A	104,000	37
	Luenmei Quantum Co. Ltd. Class A	43,800	37
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	36
25

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Dare Power Dekor Home Co. Ltd. Class A	33,800	36
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	36
*	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	36
	People.cn Co. Ltd. Class A	27,700	36
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	36
	First Tractor Co. Ltd. Class A	24,600	36
	Autohome Inc. Class A	5,444	36
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	36
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	107,000	35
*	Beijing Watertek Information Technology Co. Ltd. Class A	80,700	35
*	Shandong Chenming Paper Holdings Ltd. Class A	53,600	35
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	20,900	35
	CETC Digital Technology Co. Ltd. Class A	11,960	35
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	35
	ADAMA Ltd. Class A	30,100	35
	Road King Infrastructure Ltd.	120,000	34
	Sichuan Expressway Co. Ltd. Class H	166,000	34
	KWG Living Group Holdings Ltd.	360,824	34
	Ausnutria Dairy Corp. Ltd.	72,000	34
*	Zhejiang Narada Power Source Co. Ltd. Class A	13,700	34
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	34
	Huafu Fashion Co. Ltd. Class A	82,600	34
	Beijing Tongtech Co. Ltd. Class A	9,300	34
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	34
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	33
	Maccura Biotechnology Co. Ltd. Class A	12,500	33
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	33
*	Shengda Resources Co. Ltd. Class A	25,100	33
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	33
		Shares	Market Value• ($000)
	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	33
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	29,500	33
	Edifier Technology Co. Ltd. Class A	29,474	33
	Zhongfu Information Inc. Class A	9,900	33
*	Jinke Properties Group Co. Ltd. Class A	132,700	32
*	Offcn Education Technology Co. Ltd. Class A	53,900	32
	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	32
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	58,600	32
	Angang Steel Co. Ltd. Class A	95,800	32
	Shenzhen Leaguer Co. Ltd. Class A	30,200	32
*	Orient Group Inc. Class A	92,500	32
	Camel Group Co. Ltd. Class A	26,910	32
*	LVGEM China Real Estate Investment Co. Ltd.	332,000	32
*,2	Archosaur Games Inc.	111,000	32
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	31
	Beijing Sinnet Technology Co. Ltd. Class A	26,100	31
*	Ourpalm Co. Ltd. Class A	77,300	31
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	31
*	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	31
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	31
	Shanghai AtHub Co. Ltd. Class A	8,540	31
	Double Medical Technology Inc. Class A	5,500	31
	Bank of Suzhou Co. Ltd. Class A	32,890	31
	Bear Electric Appliance Co. Ltd. Class A	4,000	31
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	31
	Suzhou TFC Optical Communication Co. Ltd. Class A	7,900	31
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	31
	Qinhuangdao Port Co. Ltd. Class A	86,400	31
	Times China Holdings Ltd.	480,000	30
		Shares	Market Value• ($000)
*,1	Yuzhou Group Holdings Co. Ltd.	1,147,165	30
	Guomai Technologies Inc. Class A	27,800	30
	Beijing SuperMap Software Co. Ltd. Class A	11,700	30
	Shanghai Yaoji Technology Co. Ltd. Class A	16,400	30
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	57,300	30
	BGI Genomics Co. Ltd. Class A	4,000	30
	Red Star Macalline Group Corp. Ltd. Class A	52,250	30
	Sichuan Teway Food Group Co. Ltd. Class A	7,800	30
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	30
	Shantui Construction Machinery Co. Ltd. Class A	52,700	30
	Qinghai Huzhu Tianyoude Class A	16,600	30
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	29
	Shandong Humon Smelting Co. Ltd. Class A	23,000	29
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	29
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	41,500	29
*	Zhejiang Wanliyang Co. Ltd. Class A	28,300	29
	IReader Technology Co. Ltd. Class A	14,800	29
*	Shanghai Shimao Co. Ltd. Class A	95,800	29
	City Development Environment Co. Ltd. Class A	22,100	29
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	29
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	3,600	29
	Suofeiya Home Collection Co. Ltd. Class A	14,600	28
*	Hebei Chengde Lolo Co. Class A	27,440	28
	Lier Chemical Co. Ltd. Class A	11,340	28
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	28
*	Aotecar New Energy Technology Co. Ltd. Class A	78,200	27
	Wuxi Taiji Industry Co. Ltd. Class A	36,200	27
26

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	5,611	27
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	26
*	Youzu Interactive Co. Ltd. Class A	24,100	26
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	23,400	26
	Anhui Genuine New Materials Co. Ltd. Class A	17,360	26
*	Talkweb Information System Co. Ltd. Class A	25,500	26
	Sumavision Technologies Co. Ltd. Class A	36,400	25
*	Hand Enterprise Solutions Co. Ltd. Class A	20,300	25
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	25
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	25
	Sinosoft Co. Ltd. Class A	5,880	25
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	57,800	25
	Lancy Co. Ltd. Class A	9,800	25
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,800	25
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	9,020	24
*	YanTai Shuangta Food Co. Ltd. Class A	32,900	24
	Kunming Yunnei Power Co. Ltd. Class A	65,600	24
[2]	China Everbright Greentech Ltd.	149,000	24
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	24
	Foran Energy Group Co. Ltd. Class A	15,800	24
*	Jiajiayue Group Co. Ltd. Class A	18,300	24
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	33,020	24
*	Yango Group Co. Ltd. Class A	100,500	23
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	23
*	Blue Sail Medical Co. Ltd. Class A	20,400	23
	Shanghai Kinetic Medical Co. Ltd. Class A	20,900	23
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	9,800	23
		Shares	Market Value• ($000)
	Oriental Energy Co. Ltd. Class A	20,800	23
	Hangzhou Onechance Tech Corp. Class A	5,800	23
	Qingling Motors Co. Ltd. Class H	194,000	22
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	22
	Hangzhou Shunwang Technology Co. Ltd. Class A	15,900	22
	Huapont Life Sciences Co. Ltd. Class A	30,400	22
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	22
	Western Region Gold Co. Ltd. Class A	13,400	22
[3]	Kaisa Group Holdings Ltd.	990,262	21
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	21
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	21
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	21
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	21
*	Innuovo Technology Co. Ltd. Class A	23,000	21
	Monalisa Group Co. Ltd. Class A	12,415	21
	Unilumin Group Co. Ltd. Class A	24,800	21
*	YaGuang Technology Group Co. Ltd. Class A	24,900	21
	Lushang Health Industry Development Co. Ltd. Class A	23,300	21
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	45,400	21
	Wangsu Science & Technology Co. Ltd. Class A	26,600	20
*	Client Service International Inc. Class A	9,400	20
	JL Mag Rare-Earth Co. Ltd. Class A	4,700	20
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	20
	Grinm Advanced Materials Co. Ltd. Class A	11,200	20
*	Hongli Zhihui Group Co. Ltd. Class A	20,000	20
	Arcsoft Corp. Ltd. Class A	5,764	20
	BrightGene Bio-Medical Technology Co. Ltd. Class A	6,847	20
*	Oceanwide Holdings Co. Ltd. Class A	125,400	19
		Shares	Market Value• ($000)
	Goldenmax International Technology Ltd. Class A	17,800	19
	Shenzhen FRD Science & Technology Co. Ltd.	8,000	19
	China Publishing & Media Co. Ltd. Class A	32,300	19
	Henan Yuguang Gold & Lead Co. Ltd. Class A	27,900	19
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	22,700	19
*	Beijing VRV Software Corp. Ltd. Class A	27,800	18
*	Beijing Thunisoft Corp. Ltd. Class A	18,200	18
	PCI Technology Group Co. Ltd. Class A	23,100	18
	Shaanxi Construction Machinery Co. Ltd. Class A	28,860	18
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	18
	Anker Innovations Technology Co. Ltd. Class A	2,400	18
*	Shenzhen World Union Group Inc. Class A	50,700	17
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	17
*	Zhenro Properties Group Ltd.	625,000	17
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	17
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	17
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	18,900	17
*	Henan Yuneng Holdings Co. Ltd. Class A	24,800	17
	Shandong Head Co. Ltd. Class A	5,200	17
	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	16
*	China TransInfo Technology Co. Ltd. Class A	13,400	16
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	13,400	16
	Keboda Technology Co. Ltd. Class A	2,000	16
	CMST Development Co. Ltd. Class A	25,600	16
	Xiangcai Co. Ltd. Class A	17,800	16
	Hangzhou Boiler Group Co. Ltd. Class A	6,900	16
	Visual China Group Co. Ltd. Class A	11,100	15
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	15
27

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Visionox Technology Inc. Class A	17,998	15
*	Berry Genomics Co. Ltd. Class A	8,600	15
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	12,700	15
	Greenland Hong Kong Holdings Ltd.	275,000	14
	DBG Technology Co. Ltd. Class A	10,700	14
*	Xiamen Jihong Technology Co. Ltd. Class A	8,200	14
	FAWER Automotive Parts Co. Ltd. Class A	21,400	13
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	13
*	CSG Smart Science&Technology Co. Ltd. Class A	13,000	12
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	12
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	12,100	12
	BBMG Corp. Class A	38,700	12
	Beijing North Star Co. Ltd. Class H	118,000	11
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	11
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	4,400	11
	Yijiahe Technology Co. Ltd. Class A	2,200	11
*,3	Colour Life Services Group Co. Ltd.	135,118	11
	Fujian Cement Inc. Class A	15,900	11
	Streamax Technology Co. Ltd. Class A	3,500	11
*	Ronshine China Holdings Ltd.	182,500	10
	Beken Corp.	2,900	10
*,3	Sunac China Holdings Ltd.	1,458,538	9
	Dongjiang Environmental Co. Ltd. Class H	27,100	7
	Shandong Publishing & Media Co. Ltd. Class A	5,700	5
*,3	Tianhe Chemicals Group Ltd.	383,088	—
*,1,3	Midas Holdings Ltd.	223,900	—
*,3	China Animal Healthcare Ltd.	84,000	—
	Qingdao Port International Co. Ltd. Class A	100	—
	Jiangxi Copper Co. Ltd. Class A	200	—
			843,597
Colombia (0.0%)
	Bancolombia SA ADR	48,141	1,221
	Bancolombia SA	156,034	1,122
		Shares	Market Value• ($000)
	Interconexion Electrica SA ESP	222,776	869
	Ecopetrol SA ADR	64,186	633
	Ecopetrol SA	971,880	482
	Grupo de Inversiones Suramericana SA	56,039	452
	Banco Davivienda SA Preference Shares	38,989	205
	Grupo Aval Acciones y Valores SA Preference Shares	1,821,522	199
	Grupo De Inversiones Suramericana SA Preference Shares	46,730	129
	Cementos Argos SA	164,401	111
*,3	Bac Holding International Co.	2,506,638	100
	Bancolombia SA Preference Shares	14,574	92
			5,615
Cyprus (0.0%)
*	Galaxy Cosmos Mezz plc	38,387	6
*	Sunrisemezz plc	36,049	3
			9
Czech Republic (0.0%)
	CEZ A/S	78,665	2,571
	Komercni banka A/S	38,399	1,100
[2]	Moneta Money Bank A/S	180,939	528
	Philip Morris CR A/S	235	157
			4,356
Denmark (0.6%)
	Novo Nordisk A/S Class B	788,872	85,775
	DSV A/S	96,305	13,014
*	Genmab A/S	33,223	12,798
	Vestas Wind Systems A/S	515,297	10,158
[2]	Orsted A/S	94,409	7,789
	Coloplast A/S Class B	68,035	7,584
	Carlsberg A/S Class B	48,595	5,722
	Novozymes A/S Class B	101,821	5,345
	Danske Bank A/S	331,272	5,344
	AP Moller - Maersk A/S Class B	2,369	4,949
	Tryg A/S	179,172	3,875
	AP Moller - Maersk A/S Class A	1,769	3,539
	Chr Hansen Holding A/S	52,166	2,897
	Pandora A/S	44,435	2,338
*	ISS A/S	85,877	1,577
	Royal Unibrew A/S	26,851	1,534
*	Jyske Bank A/S (Registered)	26,755	1,444
	Ringkjoebing Landbobank A/S	13,032	1,417
	SimCorp A/S	22,168	1,324
	GN Store Nord A/S	61,583	1,309
*	Demant A/S	47,129	1,287
*	Bavarian Nordic A/S	34,383	1,094
*	ALK-Abello A/S	64,191	1,061
*	NKT A/S	20,344	1,015
	Topdanmark A/S	20,886	964
	Ambu A/S Class B	78,959	883
	Sydbank A/S	27,995	853
*	Zealand Pharma A/S	30,347	782
	D/S Norden A/S	13,569	702
	Chemometec A/S	7,181	677
	FLSmidth & Co. A/S	28,108	650
		Shares	Market Value• ($000)
	ROCKWOOL International A/S Class B	2,987	595
	Alm Brand A/S	422,040	577
*,2	Netcompany Group A/S	14,419	494
	Spar Nord Bank A/S	40,007	484
[2]	Scandinavian Tobacco Group A/S Class A	28,791	482
	Dfds A/S	15,232	462
	H Lundbeck A/S	114,496	428
	Schouw & Co. A/S	6,327	402
	Torm plc Class A	13,985	374
*	Nilfisk Holding A/S	12,898	240
*	NTG Nordic Transport Group A/S Class A	5,879	191
*	H Lundbeck A/S Class A	28,624	97
			194,526
Egypt (0.0%)
	Commercial International Bank Egypt SAE	1,215,423	1,629
	Egypt Kuwait Holding Co. SAE (XCAI)	294,616	341
	Eastern Co. SAE	590,912	291
*	Egyptian Financial Group-Hermes Holding Co.	475,563	263
*	Fawry for Banking & Payment Technology Services SAE	1,036,260	169
	Talaat Moustafa Group	417,717	143
	Egypt Kuwait Holding Co. SAE	103,346	114
*	ElSewedy Electric Co.	296,180	104
	Telecom Egypt Co.	127,965	97
*	Medinet Nasr Housing	233,973	27
			3,178
Finland (0.3%)
	Nokia OYJ	2,838,843	12,616
	Sampo OYJ Class A	249,728	11,420
	UPM-Kymmene OYJ	274,340	9,223
	Neste OYJ	209,718	9,192
	Nordea Bank Abp	927,204	8,857
	Nordea Bank Abp (XHEL)	877,970	8,391
	Kone OYJ Class B	200,291	8,201
	Stora Enso OYJ Class R	297,719	3,882
	Elisa OYJ	69,406	3,354
	Fortum OYJ	223,128	3,140
	Kesko OYJ Class B	131,234	2,554
	Metso Outotec OYJ	312,613	2,372
	Orion OYJ Class B	51,054	2,349
	Valmet OYJ	89,628	2,038
	Huhtamaki OYJ	44,302	1,592
	Wartsila OYJ Abp	231,770	1,580
	Kojamo OYJ	103,130	1,342
	Cargotec OYJ Class B	24,362	916
	TietoEVRY OYJ (XHEL)	38,050	907
	Konecranes OYJ Class A	34,771	875
	Nokian Renkaat OYJ	68,268	770
	Metsa Board OYJ	81,573	614
	Outokumpu OYJ	149,336	599
	Kemira OYJ	38,342	506
	Revenio Group OYJ	11,637	433
	Uponor OYJ	31,723	421
28

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sanoma OYJ	33,466	392
*,1	QT Group OYJ	8,425	360
	Tokmanni Group Corp.	21,018	254
	Citycon OYJ	38,860	242
	Oriola OYJ Class B	114,943	209
[2]	Terveystalo OYJ	33,738	209
	YIT OYJ	75,612	190
	Raisio OYJ Class V	73,906	143
	TietoEVRY OYJ	5,682	135
*,1	Finnair OYJ	288,850	122
*	F-Secure OYJ	41,897	118
*,1,3	Ahlstrom-Munksjo OYJ Rights	4,033	71
*	WithSecure OYJ	41,897	68
			100,657
France (2.5%)
	LVMH Moet Hennessy Louis Vuitton SE	126,038	79,529
	TotalEnergies SE	1,194,813	65,181
	Sanofi	549,827	47,317
	Schneider Electric SE	269,353	34,061
	Airbus SE	283,292	30,653
	BNP Paribas SA	539,495	25,299
	EssilorLuxottica SA	150,417	23,785
	AXA SA	930,986	22,991
	Vinci SA	249,599	22,972
	Hermes International	15,681	20,297
	Safran SA	175,680	19,565
	Pernod Ricard SA	103,592	18,182
	L'Oreal SA Loyalty Shares	55,237	17,345
	Kering SA	36,794	16,850
	L'Oreal SA (XPAR)	51,230	16,086
	Air Liquide SA Loyalty Shares	118,107	15,450
	Danone SA	307,305	15,273
	Capgemini SE	81,261	13,318
	Air Liquide SA (XPAR)	99,463	13,011
	Dassault Systemes SE	342,440	11,478
	Legrand SA	140,249	10,688
	STMicroelectronics NV	323,398	10,056
	Cie de Saint-Gobain	234,791	9,598
	Cie Generale des Etablissements Michelin SCA	355,639	9,063
	Orange SA	941,637	8,972
	Societe Generale SA	386,572	8,867
	Teleperformance	30,056	8,053
	Veolia Environnement SA	324,356	7,238
	Thales SA	51,972	6,610
	Publicis Groupe SA	116,564	6,528
	Edenred	126,230	6,471
	Credit Agricole SA	617,496	5,603
*,2	Worldline SA	123,463	5,389
	Engie SA Loyalty Shares	389,176	5,057
	Carrefour SA	313,197	5,041
	L'Oreal SA	14,155	4,445
	Engie SA (XPAR)	323,544	4,204
	Eurofins Scientific SE	62,344	3,991
	Getlink SE	249,270	3,945
	Sartorius Stedim Biotech	12,191	3,869
	Air Liquide SA	28,989	3,792
	Bureau Veritas SA	141,148	3,492
	Eiffage SA	36,924	3,339
	Bouygues SA	114,315	3,262
	Alstom SA	155,010	3,190
	Vivendi SE	383,381	3,138
		Shares	Market Value• ($000)
*	Renault SA	100,786	3,103
[2]	Euronext NV	41,480	2,633
	Arkema SA	31,205	2,470
*	Accor SA	99,689	2,389
	Bollore SE	468,541	2,343
	Electricite de France SA (XPAR)	196,206	2,317
	Gecina SA	25,108	2,238
	Rexel SA	116,293	2,075
	Valeo	121,018	1,994
*	Aeroports de Paris	14,605	1,975
	Remy Cointreau SA	12,590	1,925
	BioMerieux	20,753	1,836
	Dassault Aviation SA	11,858	1,761
	Klepierre SA	87,559	1,760
*	SOITEC	13,699	1,754
	Ipsen SA	16,884	1,735
	Gaztransport Et Technigaz SA	14,774	1,719
	Alten SA	13,869	1,620
	Nexans SA	14,684	1,371
	SPIE SA	58,622	1,371
	L'Oreal SA Loyalty Shares 2023	4,349	1,366
	EDF Loyalty Shares 2024	114,562	1,353
[2]	La Francaise des Jeux SAEM	40,718	1,327
	Air Liquide	10,016	1,310
	Engie SA	100,229	1,302
	Sodexo SA ACT Loyalty Shares	14,556	1,289
	Sodexo SA (XPAR)	14,421	1,277
*	Ubisoft Entertainment SA	45,727	1,255
	Elis SA (XPAR)	109,581	1,255
	Covivio	23,252	1,245
[2]	Amundi SA	26,260	1,239
*	Faurecia SE (XPAR)	82,853	1,237
	SES SA Class A GDR	170,535	1,210
	Technip Energies NV	85,024	1,098
	SCOR SE	71,932	1,082
[2]	Verallia SA	36,625	1,038
	Wendel SE	13,006	1,018
	Rubis SCA	44,757	1,016
	Imerys SA	21,904	897
	IPSOS	18,297	886
*	Air France-KLM	667,027	877
	Sopra Steria Group SACA	6,476	857
[1]	Eutelsat Communications SA	83,850	842
*	Vallourec SA	76,218	811
[2]	Neoen SA (XPAR)	21,153	738
	Societe BIC SA	11,740	674
	ICADE	17,514	652
	Eurazeo SA	9,906	565
	Trigano SA	5,451	558
	Virbac SA	2,222	544
	Coface SA	48,095	535
	Eurazeo SE	9,282	530
[2]	ALD SA	47,706	509
	Sodexo SA Loyalty Shares 2023	5,394	478
*	Sodexo SA Loyalty Shares 2026	5,313	471
	Rothschild & Co.	12,954	459
	SEB SA Loyalty Shares	6,985	455
*,1	Atos SE	46,173	451
*	JCDecaux SA	33,557	424
	Carmila SA	29,973	419
		Shares	Market Value• ($000)
	Somfy SA	3,731	397
*	Euroapi SA	22,531	394
*	CGG SA	449,141	382
*	SES-imagotag SA	3,267	371
	Cie Plastic Omnium SA	26,277	368
	Nexity SA	17,709	355
	Television Francaise 1	53,534	340
	Interparfums SA	6,789	327
	SEB SA (XPAR)	4,990	325
	Mercialys SA	36,851	319
	Engie SA Prime Fidelite 2023	24,111	313
*	Believe SA	33,613	308
	Metropole Television SA	28,896	299
	Antin Infrastructure Partners SA	12,772	278
*	ID Logistics Group	1,017	273
[1]	Korian SA	28,707	271
	Lagardere SA	15,413	269
*	Valneva SE	39,789	269
	Eramet SA	4,067	266
*,1	Casino Guichard Perrachon SA	27,628	266
	Sodexo SA	2,851	253
	Mersen SA	7,789	252
	Beneteau SA	20,566	228
	Altarea SCA	1,622	216
*	Voltalia SA (Registered)	10,775	205
	Derichebourg SA	46,656	204
[2]	Maisons du Monde SA	19,767	194
*,2	X-Fab Silicon Foundries SE	37,322	193
	Fnac Darty SA	6,138	190
	Eurazeo SE (XPAR)	3,115	178
*,1	Orpea SA	21,724	176
	Quadient SA	12,082	170
	Cie de L'Odet SE	135	161
	Etablissements Maurel et Prom SA	34,462	155
	Vetoquinol SA	1,775	147
	Electricite de France SA (Euronext Paris)	12,229	144
	PEUGEOT Investment	1,670	138
*,1	OVH Groupe SAS	10,574	137
	Vilmorin & Cie SA	2,836	126
	Pharmagest Interactive	1,757	123
	Sodexo SA Loyalty Shares 2025	1,212	107
	Seb SA	1,636	107
	Vicat SA	4,456	102
	Boiron SA	2,097	96
*,2	Elior Group SA	38,533	86
	Lisi SA	4,123	81
	Manitou BF SA	3,706	76
	Jacquet Metals SACA	4,253	66
*,1	Solutions 30 SE	34,400	66
*	GL Events	3,863	60
	Bonduelle SCA	4,520	53
*,2	SMCP SA	7,781	49
	Guerbet	2,723	47
*	Tarkett SA	3,330	40
	SEB SA Loyalty Shares 2023	565	37
	Lisi (XPAR)	1,767	35
	AKWEL	1,885	27
*,2	Aramis Group SAS	1,390	6
29

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	CGG SA Warrants Exp. 2/21/23	17,186	—
			769,603
Germany (1.8%)
	SAP SE	558,073	53,716
	Siemens AG (Registered)	381,894	41,706
	Allianz SE (Registered)	204,139	36,725
	Deutsche Telekom AG (Registered)	1,698,389	32,058
	Bayer AG (Registered)	498,830	26,229
	Mercedes-Benz Group AG	426,089	24,663
	BASF SE	466,373	20,926
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	71,029	18,750
	Deutsche Post AG (Registered)	496,657	17,557
	Infineon Technologies AG	660,056	16,017
	Deutsche Boerse AG	93,063	15,134
	Volkswagen AG Preference Shares	100,699	12,890
	Bayerische Motoren Werke AG	157,887	12,393
	RWE AG	321,219	12,365
	Merck KGaA	65,068	10,604
	Deutsche Bank AG (Registered)	1,018,658	9,710
	E.ON SE	1,117,158	9,355
	Vonovia SE	412,131	9,112
	adidas AG	87,431	8,535
	Symrise AG Class A	67,194	6,859
[2]	Siemens Healthineers AG	138,249	6,334
	Henkel AG & Co. KGaA Preference Shares	91,328	5,754
*	Daimler Truck Holding AG	210,446	5,613
	Hannover Rueck SE	30,672	4,991
	MTU Aero Engines AG	27,656	4,949
	Brenntag SE	78,792	4,781
	Fresenius SE & Co. KGaA	207,551	4,776
	Beiersdorf AG	49,572	4,759
*	QIAGEN NV	109,298	4,720
	Sartorius AG Preference Shares	12,944	4,564
*	Commerzbank AG	523,996	4,187
	Rheinmetall AG	22,157	3,602
	HeidelbergCement AG	75,767	3,484
[2]	Covestro AG	93,565	3,176
*,2	Delivery Hero SE	96,388	3,172
	Continental AG	57,129	2,959
	Fresenius Medical Care AG & Co. KGaA	103,018	2,850
	GEA Group AG	80,847	2,826
	Volkswagen AG	15,431	2,638
	Siemens Energy AG	225,899	2,633
*,2	Zalando SE	113,792	2,623
	Henkel AG & Co. KGaA	43,159	2,534
	LEG Immobilien SE (XETR)	38,513	2,514
	Bayerische Motoren Werke AG Preference Shares	33,460	2,467
		Shares	Market Value• ($000)
	Puma SE	53,728	2,375
[2]	Scout24 SE	46,006	2,358
	Carl Zeiss Meditec AG (Bearer)	17,729	2,146
	K+S AG (Registered)	92,625	2,045
*	Deutsche Lufthansa AG (Registered)	296,782	2,029
	Evonik Industries AG	90,779	1,672
	LANXESS AG	47,104	1,593
*	HelloFresh SE	79,264	1,584
	Freenet AG	75,775	1,489
*	Evotec SE	76,582	1,461
	United Internet AG (Registered)	76,608	1,432
	Knorr-Bremse AG	31,819	1,432
	Bechtle AG	40,573	1,402
	AIXTRON SE	55,669	1,368
*	CTS Eventim AG & Co. KGaA	27,590	1,317
	Rational AG	2,292	1,292
*	thyssenkrupp AG	237,794	1,252
[1]	HUGO BOSS AG	27,094	1,248
	Vantage Towers AG	43,720	1,230
	Nemetschek SE	25,633	1,222
	Aurubis AG	17,060	1,076
	Aroundtown SA	534,096	1,059
	Encavis AG	53,611	998
	Talanx AG	25,870	972
	ProSiebenSat.1 Media SE	140,069	952
	Telefonica Deutschland Holding AG	429,292	935
	Wacker Chemie AG	7,736	901
*	Aareal Bank AG	27,641	874
	Gerresheimer AG	15,213	872
	KION Group AG	38,305	849
	Hella GmbH & Co. KGaA	10,268	802
	FUCHS PETROLUB SE	32,665	788
	Stabilus SE	13,647	749
	VERBIO Vereinigte BioEnergie AG	9,356	737
*,2	TeamViewer AG	75,479	725
	PNE AG	37,072	706
*	Fraport AG Frankfurt Airport Services Worldwide	17,943	691
[1]	Sixt SE	7,207	676
	FUCHS PETROLUB SE Preference Shares	23,377	669
[2]	Befesa SA	19,146	665
	Krones AG	7,164	663
	Siltronic AG	10,210	635
	Hensoldt AG	25,157	591
	Duerr AG	21,874	578
*	Nordex SE	58,752	548
	RTL Group SA	16,084	546
	Jenoptik AG	23,525	516
	HOCHTIEF AG	9,682	514
	Pfeiffer Vacuum Technology AG	3,636	514
*	Nagarro SE	5,171	514
*	Vitesco Technologies Group AG Class A	9,512	509
[2]	DWS Group GmbH & Co. KGaA	18,808	508
	Software AG	22,409	490
	Synlab AG	37,872	488
*	METRO AG	61,935	472
	Suedzucker AG	36,723	468
		Shares	Market Value• ($000)
	Stroeer SE & Co. KGaA	11,387	464
[2]	Deutsche Pfandbriefbank AG	61,741	460
	Deutsche Wohnen SE	22,296	450
	Grand City Properties SA	45,779	445
	TAG Immobilien AG	69,464	435
	Salzgitter AG	18,525	414
	CANCOM SE	16,264	402
	Dermapharm Holding SE	10,219	389
	Sixt SE Preference Shares	6,669	388
	Bilfinger SE	13,827	385
[1]	STRATEC SE	4,464	374
	Fielmann AG	11,640	371
[1]	S&T AG	25,651	371
	CompuGroup Medical SE & Co. KGaA	11,543	365
*	flatexDEGIRO AG	41,736	365
*	SUSE SA	18,476	326
*	MorphoSys AG	17,196	325
	BayWa AG	6,589	297
	Kloeckner & Co. SE Preference Shares	37,015	290
	Hornbach Holding AG & Co. KGaA	4,240	289
	1&1 AG	20,804	274
*,2	Auto1 Group SE	39,538	266
	Energiekontor AG	2,896	257
	GFT Technologies SE	7,748	253
	KWS Saat SE & Co. KGaA	4,100	238
	Eckert & Ziegler Strahlen- und Medizintechnik AG	6,024	238
	Traton SE	19,024	237
	Norma Group SE	14,554	231
	Deutz AG	59,425	224
	Wacker Neuson SE	14,125	223
	Washtec AG	5,714	215
	GRENKE AG	10,252	209
	Indus Holding AG	9,890	195
	Sartorius AG	635	187
	Atoss Software AG	1,528	186
	Hamburger Hafen und Logistik AG	14,775	173
	DIC Asset AG	24,947	172
*	SGL Carbon SE	24,080	171
*	Hypoport SE	1,737	170
[1]	Varta AG	6,189	166
	Deutsche Beteiligungs AG	6,560	166
	Adesso SE	1,624	161
*,1	Aareal Bank AG (XETR)	4,859	159
[2]	Instone Real Estate Group SE	21,898	159
	PATRIZIA AG	20,904	153
*	SMA Solar Technology AG	3,151	152
*,2	Shop Apotheke Europe NV	3,646	151
*	Global Fashion Group SA	87,512	147
	Takkt AG	10,249	133
	Wuestenrot & Wuerttembergische AG	9,451	133
	Basler AG	4,914	133
	Vossloh AG	3,545	127
[1]	Uniper SE	42,195	126
	New Work SE	985	123
30

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	121
	Secunet Security Networks AG	527	116
	CECONOMY AG	70,503	115
	Draegerwerk AG & Co. KGaA	3,032	109
	CropEnergies AG	6,524	104
	ElringKlinger AG	11,374	81
	Bertrandt AG	2,310	69
	Deutsche EuroShop AG (XETR)	3,137	67
*,1	About You Holding SE	12,037	59
*,1,2	ADLER Group SA	39,008	58
	Kuka AG	579	48
			560,267
Greece (0.0%)
	OPAP SA	96,417	1,181
*	Eurobank Ergasias Services and Holdings SA	1,189,302	1,174
*	Alpha Services and Holdings SA	1,036,433	960
*	National Bank of Greece SA	254,343	922
	Hellenic Telecommunications Organization SA ADR	117,615	910
	Mytilineos SA	52,183	875
	Hellenic Telecommunications Organization SA	46,419	729
	JUMBO SA	50,819	722
*	Public Power Corp. SA	101,397	640
	Hellenic Exchanges - Athens Stock Exchange SA	199,931	619
	Terna Energy SA	28,979	539
	Motor Oil Hellas Corinth Refineries SA	27,419	471
[1]	Star Bulk Carriers Corp.	23,873	416
*	Piraeus Financial Holdings SA	252,345	311
	GEK Terna Holding Real Estate Construction SA	27,450	261
	Holding Co. ADMIE IPTO SA	98,417	163
	Hellenic Petroleum SA	23,436	160
*	LAMDA Development SA	22,404	136
*	Aegean Airlines SA	27,412	135
	Viohalco SA	35,271	132
	Athens Water Supply & Sewage Co. SA	17,663	126
	Quest Holdings SA	22,944	92
	Fourlis Holdings SA	26,150	69
	Autohellas Tourist and Trading SA	6,052	68
	Sarantis SA	9,960	62
*	Ellaktor SA	15,239	26
*,3	FF Group	12,862	—
			11,899
Hong Kong (0.6%)
	AIA Group Ltd.	6,046,982	45,805
	Hong Kong Exchanges & Clearing Ltd.	641,224	17,020
	Sun Hung Kai Properties Ltd.	734,482	7,893
		Shares	Market Value• ($000)
	CK Hutchison Holdings Ltd.	1,404,391	6,991
	Link REIT	1,093,490	6,463
	Techtronic Industries Co. Ltd.	678,500	6,425
	CK Asset Holdings Ltd.	1,008,750	5,577
	BOC Hong Kong Holdings Ltd.	1,785,700	5,549
	CLP Holdings Ltd.	820,580	5,508
	Hang Seng Bank Ltd.	374,551	5,273
	Galaxy Entertainment Group Ltd.	1,106,000	5,053
	Jardine Matheson Holdings Ltd.	100,762	4,642
	Hong Kong & China Gas Co. Ltd.	5,441,365	4,194
	Power Assets Holdings Ltd.	689,000	3,294
	Lenovo Group Ltd.	4,024,000	3,216
	Wharf Real Estate Investment Co. Ltd.	801,600	3,158
	MTR Corp. Ltd.	717,326	3,156
	Hongkong Land Holdings Ltd.	555,800	2,140
*	Sands China Ltd.	1,194,400	2,088
	Sino Land Co. Ltd.	1,936,279	2,068
[2]	WH Group Ltd.	3,768,258	1,903
[2]	Budweiser Brewing Co. APAC Ltd.	904,100	1,903
	Wharf Holdings Ltd.	587,600	1,683
[2]	ESR Cayman Ltd.	982,189	1,675
	Henderson Land Development Co. Ltd.	636,896	1,559
	Chow Tai Fook Jewellery Group Ltd.	885,400	1,516
	New World Development Co. Ltd.	698,306	1,428
	Swire Pacific Ltd. Class A	215,142	1,427
	CK Infrastructure Holdings Ltd.	292,500	1,390
	Want Want China Holdings Ltd.	2,068,467	1,359
*,2	Samsonite International SA	614,096	1,319
	Xinyi Glass Holdings Ltd.	959,000	1,232
	PRADA SpA	248,900	1,134
	Swire Properties Ltd.	575,380	1,106
	Hang Lung Properties Ltd.	871,000	1,096
	SITC International Holdings Co. Ltd.	578,000	947
[1]	Orient Overseas International Ltd.	63,500	928
	ASM Pacific Technology Ltd.	149,722	824
	PCCW Ltd.	1,996,112	763
	Swire Pacific Ltd. Class B	735,000	757
*	Vitasoy International Holdings Ltd.	396,332	677
[2]	BOC Aviation Ltd.	96,800	648
*,1	AAC Technologies Holdings Inc.	349,000	639
	Hysan Development Co. Ltd.	279,000	608
	Pacific Basin Shipping Ltd.	2,330,000	564
	L'Occitane International SA	214,250	526
	Hang Lung Group Ltd.	400,000	519
		Shares	Market Value• ($000)
	VTech Holdings Ltd.	94,600	504
	Kerry Properties Ltd.	302,500	478
[2]	Js Global Lifestyle Co. Ltd.	589,000	474
*	Shangri-La Asia Ltd.	835,519	462
	NWS Holdings Ltd.	647,500	459
*,1	Cathay Pacific Airways Ltd.	502,090	455
	Luk Fook Holdings International Ltd.	203,415	442
	Bank of East Asia Ltd.	459,272	440
	Dairy Farm International Holdings Ltd.	189,800	425
	Man Wah Holdings Ltd.	711,600	397
*	HUTCHMED China Ltd.	225,000	378
	Yue Yuen Industrial Holdings Ltd.	361,500	367
	Fortune REIT	569,923	364
	United Energy Group Ltd.	3,706,000	358
*	NagaCorp Ltd.	712,567	325
*	SJM Holdings Ltd.	1,005,000	314
	First Pacific Co. Ltd.	1,109,200	294
*	China Travel International Investment Hong Kong Ltd.	1,772,000	275
	Kerry Logistics Network Ltd.	165,500	263
	Stella International Holdings Ltd.	272,000	263
*	Wynn Macau Ltd.	642,000	256
*,2	Sirnaomics Ltd.	34,100	255
	HKBN Ltd.	371,689	251
*,1	MMG Ltd.	1,214,117	239
	Champion REIT	790,332	237
	Cafe de Coral Holdings Ltd.	186,000	217
*	Theme International Holdings Ltd.	2,250,000	215
*	Melco International Development Ltd.	399,000	209
*,1	Realord Group Holdings Ltd.	166,000	195
	CITIC Telecom International Holdings Ltd.	649,500	192
[1]	Huabao International Holdings Ltd.	407,000	188
	Canvest Environmental Protection Group Co. Ltd.	291,000	179
	Nexteer Automotive Group Ltd.	331,000	179
*,1,2	Fosun Tourism Group	204,600	179
	Prosperity REIT	844,000	178
*	Cowell e Holdings Inc.	140,000	171
[1]	Jinchuan Group International Resources Co. Ltd.	2,457,000	163
*,1	Vobile Group Ltd.	626,000	149
	LK Technology Holdings Ltd.	156,502	142
*	Shun Tak Holdings Ltd.	1,074,000	139
	K Wah International Holdings Ltd.	490,000	137
	Johnson Electric Holdings Ltd.	132,250	136
	VSTECS Holdings Ltd.	272,000	131
	Sunlight REIT	410,000	130
31

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Television Broadcasts Ltd.	372,000	128
	Chow Sang Sang Holdings International Ltd.	135,000	124
	SUNeVision Holdings Ltd.	228,000	121
*,1	MGM China Holdings Ltd.	288,800	116
*,1,3	Superb Summit International	620,000	115
*	Cosmopolitan International Holdings Ltd.	732,000	112
	Dah Sing Financial Holdings Ltd.	55,744	110
*	Lifestyle International Holdings Ltd.	179,000	106
*	Esprit Holdings Ltd. (XHKG)	1,350,519	105
*,1,2	Hua Medicine	381,000	103
	Hong Kong Technology Venture Co. Ltd.	196,000	102
*,3	Huiyuan Juice	398,000	102
[2]	IMAX China Holding Inc.	173,500	100
	Far East Consortium International Ltd.	441,100	99
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	86,000	96
	Texhong Textile Group Ltd.	145,500	94
	Truly International Holdings Ltd.	760,000	93
	SmarTone Telecommunications Holdings Ltd.	172,000	85
	EC Healthcare	157,000	81
*	Haitong International Securities Group Ltd.	1,086,841	79
*	OCI International Holdings Ltd.	417,200	79
	Pacific Textiles Holdings Ltd.	254,000	76
	United Laboratories International Holdings Ltd.	178,000	75
	Value Partners Group Ltd.	313,000	75
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	75
*	IGG Inc.	288,000	75
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	164,400	73
[2]	Crystal International Group Ltd.	275,500	70
	Dah Sing Banking Group Ltd.	113,537	68
*,3	Convoy	3,102,000	66
	Guotai Junan International Holdings Ltd.	860,000	61
	Giordano International Ltd.	354,000	58
	Sun Hung Kai & Co. Ltd.	165,000	58
*,2	Antengene Corp. Ltd.	134,500	57
	China Tobacco International HK Co. Ltd.	58,000	56
		Shares	Market Value• ($000)
	Powerlong Real Estate Holdings Ltd.	660,000	54
	CITIC Resources Holdings Ltd.	1,238,000	54
*,2	FIT Hon Teng Ltd.	441,000	52
*,2	Frontage Holdings Corp.	226,000	51
	Asia Cement China Holdings Corp.	142,500	50
*	Apollo Future Mobility Group Ltd.	1,824,000	49
*	Sa Sa International Holdings Ltd.	455,995	48
	Dynam Japan Holdings Co. Ltd.	72,400	45
*	C-Mer Eye Care Holdings Ltd.	108,000	45
*	China Com Rich Rene Ene Invest	1,810,000	45
[1]	Vesync Co. Ltd.	165,000	44
	Singamas Container Holdings Ltd.	548,000	42
	Texwinca Holdings Ltd.	292,000	38
*,3	National Agricultural Holdings	246,000	37
	Pou Sheng International Holdings Ltd.	672,000	34
*	Digital Domain Holdings Ltd.	996,000	34
*,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	93,500	33
*,2	Everest Medicines Ltd.	39,500	31
*	Chinese Estates Holdings Ltd.	147,000	27
	Powerlong Commercial Management Holdings Ltd.	81,000	25
*,3	Long Well International Holdings Ltd.	1,348,000	20
*,2	VPower Group International Holdings Ltd.	259,000	18
*	GCL New Energy Holdings Ltd.	248,500	17
*	Macau Legend Development Ltd.	600,354	16
	Glory Sun Financial Group Ltd.	6,344,000	15
*,3	Brightoil	426,340	11
*,3	Real Nutrition	143,000	4
*	Suncity Group Holdings Ltd.	70,000	1
*,3	Anxin China Holdings Ltd.	312,000	—
*,3	C Fiber Optic	348,000	—
*,3	Hua Han Health Industry Holdings Ltd.	214,708	—
*,3	SMI Holdings Group Ltd.	402,400	—
*,3	Huishan Dairy	822,401	—
*,3	Tech Pro Tech Dev	833,600	—
*,3	MH Development NPV	130,000	—
*,3	CTEG	424,000	—
*,3	Agritrade Resources Ltd.	735,000	—
		Shares	Market Value• ($000)
*,3	China Lumena New Materials Corp.	11,900	—
			191,880
Hungary (0.0%)
	OTP Bank Nyrt	109,983	2,399
	Richter Gedeon Nyrt	72,879	1,441
	MOL Hungarian Oil & Gas plc	189,810	1,140
	Magyar Telekom Telecommunications plc	209,897	151
*	Opus Global Nyrt	245,864	71
			5,202
Iceland (0.0%)
	Marel HF	91,852	321
[2]	Arion Banki HF	231,815	260
*	Kvika banki HF	1,809,149	240
	Siminn HF	2,230,000	175
*	Origo HF	295,229	170
	Reitir fasteignafelag HF	216,500	138
	Eimskipafelag Islands HF	36,083	137
			1,441
India (1.9%)
	Reliance Industries Ltd.	1,146,924	35,390
	Housing Development Finance Corp. Ltd.	880,737	26,333
	Infosys Ltd.	1,306,692	24,354
	Tata Consultancy Services Ltd.	522,197	20,153
[2]	Reliance Industries Ltd. GDR	278,618	17,020
	Hindustan Unilever Ltd.	448,726	13,845
	Axis Bank Ltd.	1,144,700	12,553
	Bharti Airtel Ltd (XNSE)	1,177,420	11,841
	Bajaj Finance Ltd.	119,953	10,369
	Infosys Ltd. ADR	497,643	9,321
	Asian Paints Ltd.	242,568	9,131
	ICICI Bank Ltd.	789,104	8,676
	Larsen & Toubro Ltd.	350,005	8,569
	Maruti Suzuki India Ltd.	66,705	7,690
	Mahindra & Mahindra Ltd.	464,260	7,577
	Titan Co. Ltd.	210,291	7,017
	HCL Technologies Ltd.	545,213	6,863
	Sun Pharmaceutical Industries Ltd.	539,037	6,623
	Adani Total Gas Ltd.	146,448	6,374
	ITC Ltd.	1,496,380	6,309
	Adani Enterprises Ltd.	139,731	5,655
*	Adani Transmission Ltd.	129,153	5,230
*	Adani Green Energy Ltd.	202,720	5,154
	Tata Steel Ltd.	4,121,974	5,056
	UltraTech Cement Ltd.	57,277	4,653
	NTPC Ltd.	2,212,261	4,631
	Nestle India Ltd.	17,949	4,420
	Power Grid Corp. of India Ltd.	1,571,268	4,335
	JSW Steel Ltd.	503,014	4,098
	State Bank of India GDR (Registered)	59,412	4,083
	Grasim Industries Ltd.	193,640	4,036
	Bajaj Finserv Ltd.	197,323	4,027
	Adani Ports & Special Economic Zone Ltd.	399,972	3,983
32

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hindalco Industries Ltd.	802,317	3,931
*,2	Avenue Supermarts Ltd.	74,651	3,899
	Tech Mahindra Ltd.	297,614	3,828
*	Tata Motors Ltd.	744,379	3,727
	Cipla Ltd.	260,315	3,673
	Eicher Motors Ltd.	71,035	3,310
	Dr. Reddy's Laboratories Ltd.	61,314	3,300
[2]	SBI Life Insurance Co. Ltd.	213,766	3,276
[2]	HDFC Life Insurance Co. Ltd.	494,070	3,229
	Oil & Natural Gas Corp. Ltd.	1,864,988	3,013
	Tata Consumer Products Ltd.	318,049	2,962
	Coal India Ltd.	953,548	2,831
	Apollo Hospitals Enterprise Ltd.	51,429	2,808
	Britannia Industries Ltd.	60,871	2,772
	Divi's Laboratories Ltd.	62,184	2,712
	Ambuja Cements Ltd.	373,489	2,407
	UPL Ltd.	265,531	2,344
	Pidilite Industries Ltd.	74,859	2,341
	Tata Power Co. Ltd.	837,209	2,289
	SRF Ltd.	73,422	2,272
	Bharat Electronics Ltd.	1,703,607	2,199
	Hero MotoCorp Ltd.	67,390	2,181
*	Max Healthcare Institute Ltd.	389,458	2,147
	Vedanta Ltd.	626,035	2,121
	State Bank of India	303,348	2,107
	Dabur India Ltd.	300,773	2,017
*	Adani Power Ltd.	493,469	2,001
*	Godrej Consumer Products Ltd.	193,867	1,943
	Shree Cement Ltd.	7,037	1,935
	Wipro Ltd. ADR	410,672	1,930
	Bharat Petroleum Corp. Ltd.	491,399	1,804
	Trent Ltd.	97,084	1,793
[2]	ICICI Lombard General Insurance Co. Ltd.	126,450	1,788
	Cholamandalam Investment and Finance Co. Ltd.	205,748	1,765
	Info Edge India Ltd.	35,826	1,698
*	Zomato Ltd.	2,215,129	1,690
*	United Spirits Ltd.	155,851	1,688
	Marico Ltd.	265,092	1,682
	Indian Oil Corp. Ltd.	2,012,335	1,660
	Havells India Ltd.	112,668	1,658
	Page Industries Ltd.	2,751	1,655
	Tube Investments of India Ltd.	48,411	1,604
	Indian Hotels Co. Ltd.	394,546	1,592
	Siemens Ltd.	44,523	1,575
	DLF Ltd.	332,937	1,552
*	Tata Motors Ltd. Class A	543,073	1,545
	SBI Cards & Payment Services Ltd.	147,359	1,472
	ACC Ltd.	50,458	1,459
	Shriram Transport Finance Co. Ltd.	97,865	1,455
	PI Industries Ltd.	36,785	1,441
	Bajaj Auto Ltd.	32,284	1,433
	Tata Elxsi Ltd.	16,810	1,421
		Shares	Market Value• ($000)
	Gail India Ltd.	1,256,275	1,385
	Federal Bank Ltd.	866,051	1,377
	MRF Ltd.	1,244	1,365
	Colgate-Palmolive India Ltd.	69,099	1,364
	Zee Entertainment Enterprises Ltd.	424,756	1,349
	Container Corp. of India Ltd.	138,256	1,334
	TVS Motor Co. Ltd.	95,561	1,324
	Jubilant Foodworks Ltd.	174,629	1,288
	Crompton Greaves Consumer Electricals Ltd.	293,962	1,287
	Ashok Leyland Ltd.	689,461	1,278
	Embassy Office Parks REIT	305,271	1,271
*,2	InterGlobe Aviation Ltd.	58,563	1,264
	Varun Beverages Ltd.	98,231	1,246
	Hindustan Aeronautics Ltd.	40,086	1,224
	Bharat Forge Ltd.	121,197	1,223
	Voltas Ltd.	114,612	1,214
	Bajaj Holdings & Investment Ltd.	14,817	1,193
[2]	Larsen & Toubro Infotech Ltd.	20,498	1,174
*	CG Power & Industrial Solutions Ltd.	373,043	1,174
*	IDFC First Bank Ltd.	1,728,329	1,172
*	Yes Bank Ltd.	6,184,710	1,163
[2]	ICICI Prudential Life Insurance Co. Ltd.	186,033	1,142
	Astral Ltd. (XNSE)	46,252	1,136
[2]	Laurus Labs Ltd.	204,857	1,126
[2]	AU Small Finance Bank Ltd.	156,636	1,116
	Oracle Financial Services Software Ltd.	31,315	1,102
	Indian Railway Catering & Tourism Corp. Ltd.	122,604	1,100
	Persistent Systems Ltd.	24,486	1,093
	Jindal Steel & Power Ltd.	196,592	1,092
*,2	Bandhan Bank Ltd.	377,888	1,091
	Cummins India Ltd.	65,791	1,071
	APL Apollo Tubes Ltd.	81,607	1,066
	Navin Fluorine International Ltd.	18,229	1,003
	Deepak Nitrite Ltd.	35,748	1,001
	Lupin Ltd.	118,374	1,000
	Tata Chemicals Ltd.	72,907	999
*	Max Financial Services Ltd.	115,449	989
	Dixon Technologies India Ltd.	18,077	988
	Mphasis Ltd.	41,262	986
	Bank of Baroda	541,040	966
	Balkrishna Industries Ltd.	40,442	960
	Torrent Pharmaceuticals Ltd.	47,806	954
	Wipro Ltd.	203,506	952
	Mindtree Ltd.	23,055	948
	Indus Towers Ltd.	422,005	947
	ABB India Ltd.	25,255	930
	Petronet LNG Ltd.	369,492	918
	Dalmia Bharat Ltd.	45,215	876
		Shares	Market Value• ($000)
	Tata Communications Ltd.	56,731	863
	Berger Paints India Ltd.	121,482	861
	Hindustan Petroleum Corp. Ltd.	330,006	853
	Indraprastha Gas Ltd.	164,037	850
	Atul Ltd.	8,249	835
	IIFL Finance Ltd.	163,473	830
*	Fortis Healthcare Ltd.	243,889	818
	Aurobindo Pharma Ltd.	124,615	810
	Bosch Ltd.	4,049	807
	Gujarat Fluorochemicals Ltd.	17,625	807
	NIIT Technologies Ltd.	17,271	795
[2]	HDFC Asset Management Co. Ltd.	31,598	793
	Supreme Industries Ltd.	30,162	792
	Power Finance Corp. Ltd.	566,450	789
	Motherson Sumi Systems Ltd.	993,276	774
	Phoenix Mills Ltd.	43,888	757
	REC Ltd.	602,888	747
	Biocon Ltd.	228,435	745
	LIC Housing Finance Ltd.	151,725	744
	Muthoot Finance Ltd.	57,911	731
	Cadila Healthcare Ltd.	138,637	727
	Ipca Laboratories Ltd.	65,974	722
	Emami Ltd.	125,311	718
	Aarti Industries Ltd.	83,790	708
[2]	Sona Blw Precision Forgings Ltd.	125,613	708
	JSW Energy Ltd.	173,029	706
	Sundram Fasteners Ltd.	61,310	694
	AIA Engineering Ltd.	21,364	693
	Schaeffler India Ltd.	20,763	691
	Coromandel International Ltd.	59,367	690
	Torrent Power Ltd.	111,496	680
*	Aditya Birla Fashion and Retail Ltd.	158,219	677
	Mahindra & Mahindra Financial Services Ltd.	275,297	672
	NMDC Ltd. (XNSE)	556,697	671
	Steel Authority of India Ltd.	697,604	664
*	Godrej Properties Ltd.	42,574	650
	Bata India Ltd.	29,358	649
	Canara Bank	182,128	640
	United Breweries Ltd.	31,665	633
	KPIT Technologies Ltd.	73,593	631
	Honeywell Automation India Ltd.	1,309	622
	Elgi Equipments Ltd.	105,083	616
*	Adani Wilmar Ltd.	75,452	613
	Motherson Sumi Wiring India Ltd.	580,432	611
	Ramco Cements Ltd.	69,931	610
	Minda Industries Ltd.	94,012	610
	Piramal Enterprises Ltd.	58,918	605
	Oberoi Realty Ltd.	53,475	599
	NHPC Ltd.	1,145,792	590
	Solar Industries India Ltd.	12,439	586
	City Union Bank Ltd.	259,238	583
33

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Apollo Tyres Ltd.	164,607	579
	Gujarat Gas Ltd.	91,074	571
[2]	Dr Lal PathLabs Ltd.	18,193	564
[2]	L&T Technology Services Ltd.	13,028	557
	Blue Star Ltd.	36,688	549
	IDFC Ltd.	585,218	548
	Rajesh Exports Ltd.	65,522	547
	JK Cement Ltd.	16,263	534
	SKF India Ltd.	9,811	522
	Grindwell Norton Ltd.	20,520	521
*	PVR Ltd.	23,839	512
*	GMR Infrastructure Ltd.	1,118,695	507
	Computer Age Management Services Ltd.	16,452	507
	Bharat Heavy Electricals Ltd.	563,559	504
	Kajaria Ceramics Ltd.	38,260	501
	Sonata Software Ltd.	78,232	495
	Central Depository Services India Ltd.	33,206	491
	Thermax Ltd.	18,593	488
	JB Chemicals & Pharmaceuticals Ltd.	20,397	487
	Carborundum Universal Ltd.	47,096	482
	Ratnamani Metals & Tubes Ltd.	19,300	481
	Exide Industries Ltd.	232,558	466
	Alkem Laboratories Ltd.	12,225	466
	Escorts Ltd.	18,253	449
*	Macrotech Developers Ltd.	37,308	447
*,2	RBL Bank Ltd.	273,031	446
	KEI Industries Ltd.	22,836	446
	Lakshmi Machine Works Ltd.	2,833	441
	Brigade Enterprises Ltd.	71,580	433
	Radico Khaitan Ltd.	33,906	427
	Narayana Hrudayalaya Ltd.	44,644	427
	L&T Finance Holdings Ltd.	432,884	424
	India Cements Ltd.	143,258	418
*	EIH Ltd.	178,526	418
	Bayer CropScience Ltd.	7,372	417
*	Suzlon Energy Ltd.	4,329,403	416
	Angel One Ltd.	21,408	415
	National Aluminium Co. Ltd.	487,109	413
	Can Fin Homes Ltd.	64,288	408
	Natco Pharma Ltd.	56,024	407
	Relaxo Footwears Ltd.	34,486	403
*	FSN E-Commerce Ventures Ltd.	28,913	403
	Pfizer Ltd.	7,572	400
	Hindustan Zinc Ltd.	116,426	399
	Polycab India Ltd.	11,828	397
	Century Textiles & Industries Ltd.	38,230	396
*	Indiabulls Real Estate Ltd.	420,257	396
*	Vodafone Idea Ltd.	3,807,445	394
	Great Eastern Shipping Co. Ltd.	58,258	392
	Timken India Ltd.	10,739	389
	Glenmark Pharmaceuticals Ltd.	79,307	388
		Shares	Market Value• ($000)
	Oil India Ltd.	166,655	388
	Castrol India Ltd.	256,622	385
	Asahi India Glass Ltd.	51,501	384
	GlaxoSmithKline Pharmaceuticals Ltd.	22,920	381
[2]	Brookfield India Real Estate Trust	99,994	381
	Amara Raja Batteries Ltd.	61,361	380
	Multi Commodity Exchange of India Ltd.	20,196	375
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	32,049	374
[2]	Indian Energy Exchange Ltd.	220,407	373
	IIFL Wealth Management Ltd.	17,268	370
	Kansai Nerolac Paints Ltd.	62,764	369
	CESC Ltd.	394,390	366
	Sun TV Network Ltd.	57,602	364
	Union Bank of India	550,356	359
	Magma Fincorp Ltd.	93,729	357
	Bharti Airtel Ltd.	66,856	356
	Gujarat State Petronet Ltd.	129,583	355
	Mahanagar Gas Ltd.	33,939	353
*	Piramal Pharma Ltd.	176,495	352
	Sumitomo Chemical India Ltd.	58,716	350
	Redington India Ltd.	210,294	347
*	Affle India Ltd.	24,865	347
*	Aptus Value Housing Finance India Ltd.	90,788	347
*	PB Fintech Ltd.	74,082	346
[2]	Syngene International Ltd.	45,163	345
*	Star Health & Allied Insurance Co. Ltd.	39,731	343
*	One 97 Communications Ltd.	44,138	341
	IRB Infrastructure Developers Ltd.	120,267	340
	DCM Shriram Ltd.	26,845	339
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	39,441	339
*	3M India Ltd.	1,196	337
[2]	Eris Lifesciences Ltd.	37,758	337
	Sanofi India Ltd.	4,933	334
	Cyient Ltd.	36,852	334
*,2	Aster DM Healthcare Ltd.	110,767	331
	Punjab National Bank	638,940	329
	Linde India Ltd.	8,872	329
[2]	Mindspace Business Parks REIT	75,400	324
	Vinati Organics Ltd.	14,035	324
	Cholamandalam Financial Holdings Ltd.	41,281	313
	HFCL Ltd.	311,698	312
*	CreditAccess Grameen Ltd.	26,249	310
	Ceat Ltd.	16,571	309
	UTI Asset Management Co. Ltd.	36,255	308
	EID Parry India Ltd.	40,323	302
	Prestige Estates Projects Ltd.	55,794	298
		Shares	Market Value• ($000)
*,2	Lemon Tree Hotels Ltd.	291,511	297
	Happiest Minds Technologies Ltd.	25,214	296
*	Indiabulls Housing Finance Ltd.	186,383	292
	Gillette India Ltd.	4,702	292
	Manappuram Finance Ltd.	228,561	291
	CRISIL Ltd.	7,981	289
*	Aavas Financiers Ltd.	11,752	287
*	Tata Teleservices Maharashtra Ltd.	230,716	284
	Chambal Fertilizers and Chemicals Ltd.	71,796	283
*	Godrej Industries Ltd.	54,281	282
	Raymond Ltd.	19,219	278
	Hatsun Agro Product Ltd.	23,950	277
	Rain Industries Ltd.	136,140	276
	Akzo Nobel India Ltd.	10,690	276
*,2	Tejas Networks Ltd.	32,448	270
	GHCL Ltd.	33,982	266
	VIP Industries Ltd.	29,269	265
	Praj Industries Ltd.	52,825	264
	Blue Dart Express Ltd.	2,868	263
	Edelweiss Financial Services Ltd.	370,357	259
*,3	NMDC Ltd.	556,697	259
	Zydus Wellness Ltd.	12,043	256
[2]	ICICI Securities Ltd.	40,951	255
	Bajaj Electricals Ltd.	18,062	255
	KPR Mill Ltd.	37,918	253
	Gujarat Pipavav Port Ltd.	241,727	251
	Fine Organic Industries Ltd.	3,619	251
	V-Guard Industries Ltd.	80,619	250
*	Shree Renuka Sugars Ltd.	381,665	249
[2]	Nippon Life India Asset Management Ltd.	75,895	248
	KEC International Ltd.	46,524	248
	EPL Ltd.	133,127	247
	Vedant Fashions Ltd.	14,114	247
	Finolex Cables Ltd.	38,898	245
*	Amber Enterprises India Ltd.	9,641	241
	Trident Ltd.	564,587	240
*	Devyani International Ltd.	101,229	237
*	Aditya Birla Capital Ltd.	166,880	236
	Balaji Amines Ltd.	6,454	236
[2]	Endurance Technologies Ltd.	14,247	233
	Engineers India Ltd.	271,348	230
	Tanla Platforms Ltd.	25,446	228
*	Nuvoco Vistas Corp. Ltd.	47,490	228
	BSE Ltd.	31,761	227
	Ajanta Pharma Ltd.	14,443	226
	NOCIL Ltd.	76,124	223
	Shriram City Union Finance Ltd.	9,940	219
[2]	Metropolis Healthcare Ltd.	10,629	217
	NCC Ltd.	239,084	216
	JK Lakshmi Cement Ltd.	32,258	216
	GMM Pfaudler Ltd.	9,585	214
	Granules India Ltd.	46,976	212
34

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bajaj Consumer Care Ltd.	109,716	211
	Karur Vysya Bank Ltd.	167,704	211
	Jubilant Ingrevia Ltd.	33,633	209
	Whirlpool of India Ltd.	10,912	208
	Birlasoft Ltd.	62,955	206
	Mahindra CIE Automotive Ltd.	56,317	205
*	Reliance Power Ltd.	1,053,346	205
	Rallis India Ltd.	74,494	204
	Aegis Logistics Ltd.	54,258	204
	Vardhman Textiles Ltd.	50,065	204
*	Sheela Foam Ltd.	6,071	204
	Alkyl Amines Chemicals Ltd.	5,678	203
	Finolex Industries Ltd.	125,114	203
	Brightcom Group Ltd.	506,458	203
	Century Plyboards India Ltd.	27,829	202
	CCL Products India Ltd.	32,979	200
	Intellect Design Arena Ltd.	38,054	199
	Jubilant Pharmova Ltd. Class A (XNSE)	44,430	197
	V-Mart Retail Ltd.	5,403	196
	Sobha Ltd.	25,879	196
	Hitachi Energy India Ltd.	5,131	196
	Indian Bank	63,128	194
	Bombay Burmah Trading Co.	18,422	194
*	Westlife Development Ltd.	21,378	193
	Poly Medicure Ltd.	17,306	193
[2]	Indian Railway Finance Corp. Ltd.	698,889	191
	Mahindra Lifespace Developers Ltd.	39,289	191
*,2	Krishna Institute of Medical Sciences Ltd.	10,514	189
	Suven Pharmaceuticals Ltd.	38,922	187
	KRBL Ltd.	38,028	184
	Clean Science & Technology Ltd.	9,645	184
	Route Mobile Ltd.	11,442	181
*	Inox Leisure Ltd.	28,812	179
	Balrampur Chini Mills Ltd.	46,302	177
*	Strides Pharma Science Ltd.	46,763	175
[2]	Quess Corp. Ltd.	26,211	175
	Orient Electric Ltd.	53,418	174
	NBCC India Ltd.	437,665	172
	Galaxy Surfactants Ltd.	4,894	172
[2]	IndiaMart InterMesh Ltd.	3,084	171
	Mastek Ltd.	8,185	167
	Karnataka Bank Ltd.	140,736	164
	TTK Prestige Ltd.	14,490	163
	BASF India Ltd.	4,679	162
	Saregama India Ltd.	35,469	161
	Garware Technical Fibres Ltd.	3,805	161
	Welspun India Ltd.	168,228	159
	Bank of India	217,534	158
	Firstsource Solutions Ltd.	125,955	158
	Avanti Feeds Ltd.	29,194	156
*,2	PNB Housing Finance Ltd.	28,982	154
		Shares	Market Value• ($000)
	KNR Constructions Ltd.	57,023	154
[2]	Godrej Agrovet Ltd.	25,053	152
	PNC Infratech Ltd.	48,109	150
	Procter & Gamble Health Ltd.	3,042	148
	Gateway Rail Freight Ltd.	168,614	148
*	Chemplast Sanmar Ltd.	32,661	148
*	TeamLease Services Ltd.	4,127	145
	Infibeam Avenues Ltd. (XNSE)	678,952	145
	eClerx Services Ltd.	9,022	144
*	Borosil Renewables Ltd.	20,853	142
*	Equitas Holdings Ltd.	115,228	141
	Sterlite Technologies Ltd.	70,464	140
	Welspun Corp. Ltd.	51,311	138
[2]	General Insurance Corp. of India	92,423	138
*	South Indian Bank Ltd.	829,833	137
*	Restaurant Brands Asia Ltd.	93,494	137
	Birla Corp. Ltd.	12,063	135
	NIIT Ltd.	40,043	135
	Polyplex Corp. Ltd.	6,575	134
	Zensar Technologies Ltd.	49,368	133
	Motilal Oswal Financial Services Ltd.	15,992	132
	JM Financial Ltd.	148,001	122
	Alembic Pharmaceuticals Ltd.	18,294	122
*	Medplus Health Services Ltd.	17,016	122
	Graphite India Ltd.	28,273	121
	AstraZeneca Pharma India Ltd.	2,814	112
	Care Ratings Ltd.	18,315	108
	Vaibhav Global Ltd.	25,010	106
[2]	New India Assurance Co. Ltd.	94,543	102
*	Sun Pharma Advanced Research Co. Ltd.	32,065	100
*	Dhani Services Ltd.	139,298	96
*,3	Aarti Pharmalabs Ltd.	20,947	96
*	IFCI Ltd.	736,143	91
	Vakrangee Ltd.	236,119	90
*	Alok Industries Ltd.	457,474	86
	PTC India Ltd.	96,216	84
*	TV18 Broadcast Ltd.	188,630	80
	DCB Bank Ltd.	60,028	78
	HEG Ltd.	5,902	75
	Symphony Ltd.	7,065	72
*	Hindustan Construction Co. Ltd.	413,160	70
	Kaveri Seed Co. Ltd.	11,057	65
*	Mangalore Refinery & Petrochemicals Ltd.	97,251	63
*	Wockhardt Ltd.	20,742	59
	Jindal Saw Ltd.	61,019	57
*	Just Dial Ltd.	7,189	55
[2]	Dilip Buildcon Ltd.	13,777	36
*	Future Retail Ltd.	51,793	2
			590,151
		Shares	Market Value• ($000)
Indonesia (0.2%)
	Bank Central Asia Tbk PT	28,026,920	15,843
	Bank Rakyat Indonesia Persero Tbk PT	32,974,742	9,838
	Telkom Indonesia Persero Tbk PT	23,992,340	6,738
	Bank Mandiri Persero Tbk PT	9,203,232	6,217
	Astra International Tbk PT	10,074,530	4,305
	Bank Negara Indonesia Persero Tbk PT	3,651,830	2,202
	Sumber Alfaria Trijaya Tbk PT	9,248,400	1,671
	Adaro Energy Tbk PT	6,340,400	1,618
	United Tractors Tbk PT	737,460	1,526
	Elang Mahkota Teknologi Tbk PT	14,286,300	1,416
	Charoen Pokphand Indonesia Tbk PT	3,757,600	1,342
	Kalbe Farma Tbk PT	8,758,300	1,152
	Sarana Menara Nusantara Tbk PT	12,645,500	936
	Indofood Sukses Makmur Tbk PT	2,164,100	895
	Unilever Indonesia Tbk PT	2,825,500	841
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,306,100	804
	Semen Indonesia Persero Tbk PT	1,435,500	732
	Indofood CBP Sukses Makmur Tbk PT	1,153,700	720
	Perusahaan Gas Negara Persero Tbk PT	5,370,300	681
	Barito Pacific Tbk PT	12,191,400	645
	Indo Tambangraya Megah Tbk PT	221,200	637
	Mitra Keluarga Karyasehat Tbk PT	2,952,700	523
	Indocement Tunggal Prakarsa Tbk PT	871,700	519
	Dayamitra Telekomunikasi PT	11,275,900	516
	Bukit Asam Tbk PT	1,937,900	485
	Medikaloka Hermina Tbk PT	5,049,000	483
	Aneka Tambang Tbk	3,908,400	463
	Ciputra Development Tbk PT	7,473,430	450
*	Vale Indonesia Tbk PT	1,071,800	448
	AKR Corporindo Tbk PT	4,222,200	423
	Pakuwon Jati Tbk PT	14,553,500	409
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	368
	Gudang Garam Tbk PT	237,600	367
	Bank Pan Indonesia Tbk PT	2,092,200	322
	XL Axiata Tbk PT	1,926,800	311
*	Mitra Adiperkasa Tbk PT	3,978,800	308
	Matahari Department Store Tbk PT	1,013,000	303
	Japfa Comfeed Indonesia Tbk PT	3,336,200	296
	Medco Energi Internasional Tbk PT	3,935,581	292
	Tower Bersama Infrastructure Tbk PT	1,833,955	290
	Panin Financial Tbk PT	7,071,800	288
35

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Waskita Karya Persero Tbk PT	9,251,808	285
	Hanjaya Mandala Sampoerna Tbk PT	4,323,200	279
	Avia Avian Tbk PT	5,287,600	266
*	Smartfren Telecom Tbk PT	51,136,100	255
*	MNC Digital Entertainment Tbk PT	778,100	251
	BFI Finance Indonesia Tbk PT	3,321,200	236
*	Bumi Serpong Damai Tbk PT	3,763,400	224
	Mayora Indah Tbk PT	1,335,900	205
*	Jasa Marga Persero Tbk PT	928,317	203
	Indosat Tbk PT	429,300	186
*	Bank Neo Commerce Tbk PT	3,254,400	186
	Summarecon Agung Tbk PT	4,629,266	176
	Surya Citra Media Tbk PT	11,298,100	170
	Bank BTPN Syariah Tbk PT	826,900	157
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	147
	Bank Tabungan Negara Persero Tbk PT	1,289,700	128
*	Lippo Karawaci Tbk PT	19,524,292	125
	LEG Immobilien SE	1,229,514	110
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	107
	Timah Tbk PT	1,216,300	106
	Media Nusantara Citra Tbk PT	1,784,200	94
	Ace Hardware Indonesia Tbk PT	2,595,300	94
*	Bank Bukopin Tbk PT (XIDX)	10,816,700	94
	Astra Agro Lestari Tbk PT	170,855	93
*	Bank Rakyat Indonesia Agroniaga Tbk PT	1,853,845	71
*	Wijaya Karya Persero Tbk PT	1,149,145	67
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	53
	Ramayana Lestari Sentosa Tbk PT	1,190,900	44
	Bank Danamon Indonesia Tbk PT	189,500	41
*	Surya Semesta Internusa Tbk PT	1,909,000	40
*	Krakatau Steel Persero Tbk PT	1,444,300	35
*	Alam Sutera Realty Tbk PT	2,990,900	33
*,3	Trada Alam Minera Tbk PT	10,114,628	32
*	PP Persero Tbk PT	528,300	30
*	Global Mediacom Tbk PT	1,211,000	23
*	Adhi Karya Persero Tbk PT	620,300	22
*	Adhi Karya Persero Tbk PT Rights Exp. 11/8/22	1,227,153	—
			73,291
		Shares	Market Value• ($000)
Ireland (0.1%)
	Kerry Group plc Class A	78,170	6,789
	Kingspan Group plc	76,981	3,881
	Bank of Ireland Group plc	471,316	3,394
	AIB Group plc	478,171	1,383
	Glanbia plc (XDUB)	90,141	1,041
*	Dalata Hotel Group plc	101,203	325
*,3	Irish Bank Resolution Corp.	14,385	—
			16,813
Israel (0.2%)
	Bank Leumi Le-Israel BM	799,955	7,631
	Bank Hapoalim BM	684,425	6,597
*	Nice Ltd.	33,306	6,277
*	Teva Pharmaceutical Industries Ltd.	505,652	4,521
	ICL Group Ltd.	391,591	3,531
	Israel Discount Bank Ltd. Class A	594,640	3,381
	Mizrahi Tefahot Bank Ltd.	66,636	2,519
	Elbit Systems Ltd.	12,270	2,483
*	Tower Semiconductor Ltd.	52,167	2,229
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,005,470	1,780
	Azrieli Group Ltd.	19,336	1,432
	First International Bank of Israel Ltd.	25,781	1,113
*	Nova Ltd.	13,313	974
	Mivne Real Estate KD Ltd.	288,962	898
	Shufersal Ltd.	128,924	880
*	Enlight Renewable Energy Ltd.	434,073	879
	Big Shopping Centers Ltd.	6,898	773
	Israel Corp. Ltd.	1,723	746
*	Delek Group Ltd.	4,481	682
	Phoenix Holdings Ltd.	59,575	645
	Alony Hetz Properties & Investments Ltd.	54,815	643
*	Airport City Ltd.	37,952	628
*	Paz Oil Co. Ltd.	4,895	585
*	OPC Energy Ltd.	47,279	581
*	Fattal Holdings 1998 Ltd.	5,492	558
	Harel Insurance Investments & Financial Services Ltd.	57,896	557
	Melisron Ltd.	7,323	543
*	Clal Insurance Enterprises Holdings Ltd.	30,748	531
	REIT 1 Ltd.	101,213	531
	Electra Ltd.	897	522
*	Kamada Ltd.	113,394	519
	Amot Investments Ltd.	78,869	477
*	Perion Network Ltd.	20,814	477
	Fox Wizel Ltd.	3,843	468
	Strauss Group Ltd.	18,651	467
	Shapir Engineering and Industry Ltd.	55,560	458
	Sapiens International Corp. NV	22,385	440
	Ashtrom Group Ltd.	20,230	440
	FIBI Holdings Ltd.	9,088	428
		Shares	Market Value• ($000)
*	Shikun & Binui Ltd.	106,856	424
	Formula Systems 1985 Ltd.	5,155	418
	Sella Capital Real Estate Ltd.	141,777	365
	Hilan Ltd.	6,811	357
*	Partner Communications Co. Ltd.	39,795	300
	Summit Real Estate Holdings Ltd.	20,728	289
	Energix-Renewable Energies Ltd.	82,368	288
	Oil Refineries Ltd.	737,263	275
	Isracard Ltd.	92,515	274
	Matrix IT Ltd.	12,675	273
	One Software Technologies Ltd.	19,326	268
	Delek Automotive Systems Ltd.	20,634	266
*	Camtek Ltd.	11,381	257
	Elco Ltd.	4,366	252
	Kenon Holdings Ltd.	6,499	249
	Mega Or Holdings Ltd.	8,209	239
	Maytronics Ltd.	22,147	239
	Delta Galil Industries Ltd.	5,243	237
	Danel Adir Yeoshua Ltd.	1,767	205
*	Menora Mivtachim Holdings Ltd.	9,950	203
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,924	203
*	Equital Ltd.	6,279	194
	AudioCodes Ltd.	9,082	185
	Israel Canada T.R Ltd.	61,969	179
*	Cellcom Israel Ltd.	32,887	165
	Migdal Insurance & Financial Holdings Ltd.	122,731	147
	Gav-Yam Lands Corp. Ltd.	13,562	115
	AFI Properties Ltd.	3,405	102
	G City Ltd.	29,496	95
	IDI Insurance Co. Ltd.	2,463	66
*	Gilat Satellite Networks Ltd.	10,809	65
*	Allot Ltd.	12,665	50
	Naphtha Israel Petroleum Corp. Ltd.	9,312	48
*	Compugen Ltd.	36,694	33
			67,149
Italy (0.6%)
	Enel SpA	3,910,768	17,471
	Eni SpA	1,234,764	16,217
	Intesa Sanpaolo SpA	8,462,775	16,135
	Stellantis NV	1,025,322	13,833
	UniCredit SpA	985,165	12,217
	Ferrari NV	60,811	11,988
	Assicurazioni Generali SpA	679,175	10,192
	CNH Industrial NV	515,836	6,673
	Atlantia SpA	266,653	5,948
	Snam SpA (MTAA)	1,111,311	4,941
	Terna - Rete Elettrica Nazionale	735,559	4,878
	Prysmian SpA	141,815	4,616
	Moncler SpA	106,030	4,575
	FinecoBank Banca Fineco SpA	317,796	4,282
36

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,2	Nexi SpA	384,893	3,328
	Mediobanca Banca di Credito Finanziario SpA	361,704	3,277
	Tenaris SA	155,512	2,434
	Davide Campari-Milano NV	241,906	2,172
	Banco BPM SpA	702,156	2,124
[2]	Poste Italiane SpA	231,717	2,019
	Recordati Industria Chimica e Farmaceutica SpA	47,479	1,784
	Amplifon SpA	70,497	1,751
	Leonardo SpA	193,375	1,554
[2]	Infrastrutture Wireless Italiane SpA	168,678	1,489
	Tenaris SA ADR	45,891	1,442
	Interpump Group SpA	36,898	1,429
*	Telecom Italia SpA	7,276,562	1,424
	DiaSorin SpA	10,646	1,392
	Italgas SpA	246,591	1,271
	Reply SpA	10,585	1,151
	Unipol Gruppo SpA	252,117	1,085
	ERG SpA	32,477	1,019
	Brunello Cucinelli SpA	16,753	971
	Banca Generali SpA	31,446	940
	BPER Banca	486,672	900
	Hera SpA	361,264	861
[2]	Pirelli & C SpA	228,210	861
	Banca Mediolanum SpA	114,118	854
	Azimut Holding SpA	52,787	850
	Brembo SpA	75,651	791
	A2A SpA	701,391	778
	Buzzi Unicem SpA	44,809	744
	Banca Popolare di Sondrio SpA	193,474	694
[2]	Enav SpA	156,225	604
[2]	BFF Bank SpA	85,673	604
	De' Longhi SpA	34,490	595
*	Autogrill SpA	86,496	541
*	Iveco Group NV	90,981	492
*	Telecom Italia SpA Savings Shares	2,481,528	474
[2]	Carel Industries SpA	21,189	462
	Salvatore Ferragamo SpA	31,242	459
[2]	Technogym SpA	63,727	438
*,1	Banca Monte dei Paschi di Siena SpA	230,726	435
	Iren SpA	285,196	424
	UnipolSai Assicurazioni SpA	175,849	397
	Tamburi Investment Partners SpA	48,617	342
	Sesa SpA	3,135	340
[2]	Anima Holding SpA	108,107	335
*	Saras SpA	277,226	335
	Sanlorenzo SpA	9,428	302
	Piaggio & C SpA	116,725	300
[2]	RAI Way SpA	60,677	291
	Danieli & C Officine Meccaniche SpA	14,064	287
	El.En. SpA	23,497	287
	ACEA SpA	22,675	286
[1]	Maire Tecnimont SpA	87,046	270
	SOL SpA	12,905	232
*,2	GVS SpA	37,723	194
	Gruppo MutuiOnline SpA	8,773	194
[1]	Webuild SpA (MTAA)	139,245	189
	Danieli & C Officine Meccaniche SpA Savings Shares	13,477	185
		Shares	Market Value• ($000)
*,1	Fincantieri SpA	363,537	185
	Immobiliare Grande Distribuzione SIIQ SpA	63,816	184
*	Intercos SpA	18,318	182
	Zignago Vetro SpA	13,478	170
	Banca IFIS SpA	13,418	158
	Tinexta SpA	7,571	152
*	CIR SpA-Compagnie Industriali	356,743	151
	MARR SpA	13,886	146
*	Tod's SpA	4,506	141
	Credito Emiliano SpA	23,562	140
[2]	doValue SpA	22,034	127
	Arnoldo Mondadori Editore SpA	74,965	126
	Salcef SpA	7,596	119
	Italmobiliare SpA	4,572	117
	Cementir Holding NV	19,613	114
	Alerion Cleanpower SpA	3,159	112
	MFE-MediaForEurope NV Class A	292,646	103
	Biesse SpA	6,496	78
	Datalogic SpA	8,753	67
	MFE-MediaForEurope NV Class B	104,006	52
*,1	Juventus Football Club SpA	176,171	48
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	25
*,1	Webuild SpA	12,600	3
			188,349
Japan (5.8%)
	Toyota Motor Corp.	6,116,940	84,870
	Sony Group Corp.	623,500	42,046
	Keyence Corp.	100,032	37,719
	Daiichi Sankyo Co. Ltd.	955,200	30,577
	Mitsubishi UFJ Financial Group Inc.	6,015,160	28,415
	KDDI Corp.	827,700	24,464
	SoftBank Group Corp.	530,740	22,783
	Nintendo Co. Ltd.	532,460	21,617
	Recruit Holdings Co. Ltd.	700,127	21,544
	Hitachi Ltd.	464,652	21,083
	Shin-Etsu Chemical Co. Ltd.	197,956	20,574
	Takeda Pharmaceutical Co. Ltd.	769,039	20,310
	Daikin Industries Ltd.	134,763	20,186
	Tokyo Electron Ltd.	75,400	19,837
	Honda Motor Co. Ltd.	858,341	19,572
	Sumitomo Mitsui Financial Group Inc.	643,848	18,080
	ITOCHU Corp.	677,028	17,497
	Mitsui & Co. Ltd.	790,100	17,484
	Tokio Marine Holdings Inc.	952,656	17,248
	Hoya Corp.	179,651	16,701
	Nippon Telegraph & Telephone Corp.	595,600	16,427
	Mitsubishi Corp.	598,900	16,224
	Seven & i Holdings Co. Ltd.	390,700	14,584
	Fast Retailing Co. Ltd.	25,800	14,374
	Murata Manufacturing Co. Ltd.	290,274	13,741
	Softbank Corp.	1,383,633	13,649
	Mizuho Financial Group Inc.	1,260,110	13,629
		Shares	Market Value• ($000)
	Olympus Corp.	631,900	13,323
	Astellas Pharma Inc.	947,700	13,077
	FANUC Corp.	98,891	12,940
	Oriental Land Co. Ltd.	96,400	12,911
	Nidec Corp.	229,996	12,646
	SMC Corp.	28,600	11,480
	Denso Corp.	224,900	11,159
	Fujitsu Ltd.	96,240	11,073
	Central Japan Railway Co.	92,919	10,758
	Bridgestone Corp.	292,904	10,593
	Canon Inc.	498,300	10,563
	Terumo Corp.	341,328	10,359
	Japan Tobacco Inc.	602,882	10,097
	East Japan Railway Co.	185,705	9,895
	Komatsu Ltd.	463,250	9,075
	ORIX Corp.	607,360	8,921
	Mitsui Fudosan Co. Ltd.	462,800	8,862
	Mitsubishi Electric Corp.	996,340	8,766
	Kao Corp.	233,148	8,709
	FUJIFILM Holdings Corp.	179,500	8,212
	Eisai Co. Ltd.	135,500	8,171
	Dai-ichi Life Holdings Inc.	500,700	7,952
	Chugai Pharmaceutical Co. Ltd.	337,800	7,827
	Suzuki Motor Corp.	229,571	7,762
	Panasonic Corp.	1,087,359	7,745
	Kubota Corp.	550,400	7,678
	Kyocera Corp.	158,400	7,671
	Toshiba Corp.	217,500	7,548
	Sumitomo Corp.	577,000	7,336
	Japan Post Holdings Co. Ltd.	1,088,652	7,321
	Mitsubishi Estate Co. Ltd.	579,391	7,286
	Otsuka Holdings Co. Ltd.	219,200	7,026
	Marubeni Corp.	798,128	6,987
	Asahi Group Holdings Ltd.	247,352	6,921
	Shiseido Co. Ltd.	199,100	6,876
	Sompo Holdings Inc.	164,775	6,870
	Daiwa House Industry Co. Ltd.	333,800	6,725
	Aeon Co. Ltd.	359,800	6,710
	Ajinomoto Co. Inc.	242,200	6,661
	Shionogi & Co. Ltd.	140,700	6,534
	Bandai Namco Holdings Inc.	98,800	6,531
	M3 Inc.	214,038	6,378
	MS&AD Insurance Group Holdings Inc.	238,656	6,320
	Unicharm Corp.	197,700	6,008
	Shimano Inc.	37,600	5,818
	Kirin Holdings Co. Ltd.	394,100	5,793
	TDK Corp.	184,260	5,756
	Nippon Steel Corp.	417,758	5,731
	Secom Co. Ltd.	98,187	5,594
	Lasertec Corp.	38,300	5,382
	Sumitomo Mitsui Trust Holdings Inc.	186,746	5,372
	Sysmex Corp.	97,334	5,239
	Ono Pharmaceutical Co. Ltd.	220,400	5,187
	Advantest Corp.	97,689	5,143
*	Renesas Electronics Corp.	611,023	5,112
	Inpex Corp.	505,200	5,099
37

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kikkoman Corp.	93,550	5,069
	Nomura Holdings Inc.	1,558,100	5,042
	Obic Co. Ltd.	33,500	5,027
	Mitsubishi Heavy Industries Ltd.	144,287	4,970
	West Japan Railway Co.	123,732	4,906
	Subaru Corp.	309,000	4,830
	Sekisui House Ltd.	287,100	4,767
	ENEOS Holdings Inc.	1,438,507	4,745
	Sumitomo Realty & Development Co. Ltd.	205,446	4,712
	Nomura Research Institute Ltd.	205,969	4,558
	NTT Data Corp.	308,900	4,474
	NEC Corp.	134,000	4,436
	Nippon Yusen KK	244,900	4,436
	Omron Corp.	94,000	4,384
	Toyota Industries Corp.	82,800	4,265
	Resona Holdings Inc.	1,119,189	4,218
	Asahi Kasei Corp.	634,100	4,066
	Toyota Tsusho Corp.	120,900	4,058
	Sumitomo Electric Industries Ltd.	387,500	4,049
	Nitto Denko Corp.	75,100	3,957
	Toray Industries Inc.	783,100	3,804
	Tokyo Gas Co. Ltd.	210,700	3,766
	Yaskawa Electric Corp.	133,863	3,707
	Nexon Co. Ltd.	217,124	3,633
	Yakult Honsha Co. Ltd.	65,488	3,628
	Shimadzu Corp.	137,300	3,617
	Japan Exchange Group Inc.	273,500	3,594
	Sumitomo Metal Mining Co. Ltd.	126,300	3,540
	Dentsu Group Inc.	113,549	3,532
	Nitori Holdings Co. Ltd.	38,300	3,471
	Z Holdings Corp.	1,332,500	3,439
	Pan Pacific International Holdings Corp.	205,800	3,377
[1]	Mitsui OSK Lines Ltd.	168,917	3,344
	Nippon Building Fund Inc.	752	3,343
	Disco Corp.	13,600	3,253
	Nissan Motor Co. Ltd.	1,010,401	3,220
	MINEBEA MITSUMI Inc.	217,684	3,217
	Nippon Paint Holdings Co. Ltd.	504,053	3,212
	Daiwa Securities Group Inc.	815,300	3,181
	Hankyu Hanshin Holdings Inc.	106,400	3,160
	Daito Trust Construction Co. Ltd.	31,352	3,105
	Yamaha Motor Co. Ltd.	150,100	3,098
	Chubu Electric Power Co. Inc.	380,270	3,095
	Isuzu Motors Ltd.	261,220	3,072
	Kintetsu Group Holdings Co. Ltd.	90,800	3,069
	TIS Inc.	113,800	3,068
	Yamaha Corp.	80,900	3,054
	Rohm Co. Ltd.	42,800	3,007
	Mitsubishi Chemical Holdings Corp.	657,284	2,969
	Kyowa Kirin Co. Ltd.	124,000	2,920
		Shares	Market Value• ($000)
	Nissan Chemical Corp.	64,400	2,899
	Osaka Gas Co. Ltd.	195,200	2,890
	Trend Micro Inc.	57,200	2,884
	MISUMI Group Inc.	134,800	2,871
	SG Holdings Co. Ltd.	215,600	2,857
	AGC Inc.	89,900	2,817
	Hamamatsu Photonics KK	61,700	2,791
	Tokyu Corp.	241,800	2,788
	Kansai Electric Power Co. Inc.	358,800	2,718
	MEIJI Holdings Co. Ltd.	65,734	2,705
	Japan Real Estate Investment Corp.	643	2,694
	Yamato Holdings Co. Ltd.	180,300	2,670
	Dai Nippon Printing Co. Ltd.	132,300	2,650
*	Tokyo Electric Power Co. Holdings Inc.	796,200	2,594
	Sumitomo Chemical Co. Ltd.	753,292	2,537
	Obayashi Corp.	394,000	2,529
	Nomura Real Estate Master Fund Inc.	2,207	2,518
	Idemitsu Kosan Co. Ltd.	114,114	2,497
	T&D Holdings Inc.	250,900	2,481
	Japan Metropolitan Fund Investment	3,345	2,464
	Sekisui Chemical Co. Ltd.	196,600	2,455
	Makita Corp.	132,500	2,421
	Taisei Corp.	88,699	2,416
	MatsukiyoCocokara & Co.	65,980	2,402
	Capcom Co. Ltd.	86,100	2,395
	Fuji Electric Co. Ltd.	61,777	2,389
	JFE Holdings Inc.	257,600	2,360
	Nippon Prologis REIT Inc.	1,117	2,344
	Tobu Railway Co. Ltd.	96,900	2,242
	Daiwa House REIT Investment Corp.	1,087	2,194
	Nissin Foods Holdings Co. Ltd.	33,100	2,143
	SBI Holdings Inc.	118,440	2,140
	Daifuku Co. Ltd.	46,700	2,138
	GLP J-REIT	2,061	2,137
	Aisin Corp.	82,900	2,128
	Sojitz Corp.	140,859	2,077
	TOTO Ltd.	72,400	2,065
	Ricoh Co. Ltd.	281,500	2,063
	TOPPAN Inc.	137,500	2,051
	SUMCO Corp.	161,126	2,042
	Hirose Electric Co. Ltd.	15,621	2,026
	Kajima Corp.	215,200	2,026
	Suntory Beverage & Food Ltd.	60,400	2,021
	Konami Holdings Corp.	44,900	1,968
	Keio Corp.	56,100	1,967
	Yokogawa Electric Corp.	117,400	1,963
	Kurita Water Industries Ltd.	53,100	1,944
	Lixil Corp.	127,100	1,920
	Brother Industries Ltd.	109,100	1,859
	Toho Co. Ltd. (XTKS)	51,500	1,831
[1]	Kawasaki Kisen Kaisha Ltd.	119,997	1,820
		Shares	Market Value• ($000)
	NGK Spark Plug Co. Ltd.	99,300	1,812
[1]	BayCurrent Consulting Inc.	64,570	1,812
	Mazda Motor Corp.	269,000	1,811
	Ibiden Co. Ltd.	53,700	1,810
	Keisei Electric Railway Co. Ltd.	67,200	1,784
	Odakyu Electric Railway Co. Ltd.	148,100	1,761
	MonotaRO Co. Ltd.	115,544	1,754
	Seiko Epson Corp.	128,000	1,738
	Otsuka Corp.	55,000	1,732
	Asahi Intecc Co. Ltd.	101,200	1,724
	Persol Holdings Co. Ltd.	86,000	1,722
	Rakuten Group Inc.	383,800	1,713
	NIPPON Experes Holding Inc.	33,900	1,703
	Square Enix Holdings Co. Ltd.	38,000	1,696
	Mitsui Chemicals Inc.	90,100	1,668
	Orix JREIT Inc.	1,241	1,665
	Kyushu Railway Co.	79,524	1,663
	CyberAgent Inc.	200,468	1,647
	JSR Corp.	86,500	1,644
	Rohto Pharmaceutical Co. Ltd.	52,600	1,636
	Concordia Financial Group Ltd.	531,979	1,623
	Toyo Suisan Kaisha Ltd.	43,100	1,617
	Azbil Corp.	59,500	1,617
	Marui Group Co. Ltd.	97,800	1,600
*	Shizuoka Financial Group Inc.	251,100	1,586
	Koito Manufacturing Co. Ltd.	111,200	1,579
	Chiba Bank Ltd.	286,700	1,571
	Tokyu Fudosan Holdings Corp.	309,686	1,571
	Nagoya Railroad Co. Ltd.	102,500	1,570
	Taiyo Yuden Co. Ltd.	57,700	1,570
	Hoshizaki Corp.	54,264	1,555
	Nihon M&A Center Holdings Inc.	136,400	1,539
	Aozora Bank Ltd.	88,690	1,526
	Tosoh Corp.	139,690	1,520
	Kobayashi Pharmaceutical Co. Ltd.	28,400	1,507
	United Urban Investment Corp.	1,419	1,501
	USS Co. Ltd.	99,300	1,498
	Nikon Corp.	154,300	1,492
	Oji Holdings Corp.	429,600	1,489
	Bank of Kyoto Ltd.	40,900	1,474
	Isetan Mitsukoshi Holdings Ltd.	165,400	1,469
	NGK Insulators Ltd.	125,700	1,466
[1]	Kobe Bussan Co. Ltd.	67,500	1,464
*	ANA Holdings Inc.	74,930	1,457
	DIC Corp.	85,300	1,432
	Hulic Co. Ltd.	196,671	1,429
	Advance Residence Investment Corp.	612	1,425
	Ebara Corp.	43,400	1,410
	GMO Payment Gateway Inc.	19,506	1,403
	TechnoPro Holdings Inc.	58,100	1,394
	Fukuoka Financial Group Inc.	81,664	1,390
	Kose Corp.	13,800	1,378
38

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Japan Post Bank Co. Ltd.	206,835	1,378
	Japan Post Insurance Co. Ltd.	92,978	1,376
	Nippon Shinyaku Co. Ltd.	24,400	1,351
	IHI Corp.	60,200	1,343
	Nisshin Seifun Group Inc.	123,520	1,335
	Shimizu Corp.	267,500	1,335
	Asics Corp.	86,800	1,330
	Lion Corp.	130,000	1,314
	Open House Co. Ltd.	36,400	1,295
	Tokyo Tatemono Co. Ltd.	93,500	1,286
	Haseko Corp.	124,200	1,279
	Zensho Holdings Co. Ltd.	51,200	1,278
	JGC Holdings Corp.	105,100	1,264
	Japan Prime Realty Investment Corp.	465	1,263
	Mitsubishi HC Capital Inc. (XTKS)	293,650	1,260
*	Japan Airlines Co. Ltd.	66,945	1,250
	Amada Co. Ltd.	177,400	1,248
	Hikari Tsushin Inc.	10,300	1,244
	Kansai Paint Co. Ltd.	94,500	1,233
	Showa Denko KK	83,888	1,225
*	Japan Airport Terminal Co. Ltd.	28,600	1,224
	Hisamitsu Pharmaceutical Co. Inc.	49,300	1,216
	Keikyu Corp.	118,500	1,216
	Nomura Real Estate Holdings Inc.	53,500	1,209
	Mitsubishi Gas Chemical Co. Inc.	95,100	1,208
	Rinnai Corp.	17,500	1,191
	Keihan Holdings Co. Ltd.	46,000	1,183
	Kawasaki Heavy Industries Ltd.	69,500	1,182
	ZOZO Inc.	55,500	1,178
	Stanley Electric Co. Ltd.	69,100	1,175
	Yamada Denki Co. Ltd.	360,072	1,160
	NOF Corp.	33,200	1,142
	Nabtesco Corp.	53,600	1,138
	Air Water Inc.	101,800	1,137
	NH Foods Ltd.	47,600	1,134
	NSK Ltd.	214,100	1,132
	Electric Power Development Co. Ltd.	80,900	1,125
	Santen Pharmaceutical Co. Ltd.	163,300	1,117
	Sekisui House REIT Inc.	2,073	1,117
	Itochu Techno-Solutions Corp.	47,800	1,108
	Kinden Corp.	108,700	1,106
	Kuraray Co. Ltd.	160,600	1,104
	Nippon Sanso Holdings Corp.	69,200	1,102
	SCREEN Holdings Co. Ltd.	20,000	1,098
	Skylark Holdings Co. Ltd.	101,147	1,079
	Japan Hotel REIT Investment Corp.	2,023	1,066
		Shares	Market Value• ($000)
	Sumitomo Forestry Co. Ltd.	67,800	1,061
	Kyushu Electric Power Co. Inc.	212,800	1,054
	Koei Tecmo Holdings Co. Ltd.	69,624	1,051
	THK Co. Ltd.	59,900	1,045
	Kakaku.com Inc.	61,468	1,040
	Sumitomo Heavy Industries Ltd.	54,500	1,033
	Ryohin Keikaku Co. Ltd.	109,470	1,030
	Sawai Group Holdings Co. Ltd.	35,400	1,022
	Miura Co. Ltd.	49,900	1,016
	Nankai Electric Railway Co. Ltd.	50,200	1,016
	Welcia Holdings Co. Ltd.	48,600	1,016
	Hitachi Construction Machinery Co. Ltd.	51,900	1,015
	Activia Properties Inc.	342	1,013
	Tokyo Century Corp.	29,420	1,003
	Tsuruha Holdings Inc.	17,200	999
	Cosmo Energy Holdings Co. Ltd.	38,752	998
*	Mitsubishi Motors Corp.	295,500	995
	Yokohama Rubber Co. Ltd.	63,200	988
	Ulvac Inc.	25,000	986
	Zenkoku Hosho Co. Ltd.	29,800	983
	Ito En Ltd.	27,600	972
	Sega Sammy Holdings Inc.	75,800	970
	Japan Logistics Fund Inc.	451	966
	Iida Group Holdings Co. Ltd.	69,397	964
	Hakuhodo DY Holdings Inc.	114,000	961
	Denka Co. Ltd.	41,300	957
	Tohoku Electric Power Co. Inc.	226,300	951
	Industrial & Infrastructure Fund Investment Corp.	900	951
	Goldwin Inc.	18,200	950
	Mitsui Fudosan Logistics Park Inc.	285	946
	Kaneka Corp.	38,000	942
	SHO-BOND Holdings Co. Ltd.	21,700	939
	Chiyoda Integre Co. Ltd.	60,900	938
	AEON REIT Investment Corp.	870	937
	Iwatani Corp.	25,300	932
	Seibu Holdings Inc.	101,488	908
	Alfresa Holdings Corp.	78,700	906
	Internet Initiative Japan Inc.	57,400	901
	Mebuki Financial Group Inc.	463,350	901
	Hitachi Transport System Ltd.	15,000	898
	J Front Retailing Co. Ltd.	111,000	897
*	Park24 Co. Ltd.	67,200	896
	Sumitomo Rubber Industries Ltd.	104,472	896
	Casio Computer Co. Ltd.	103,000	895
		Shares	Market Value• ($000)
	Frontier Real Estate Investment Corp.	253	893
	Nippon Accommodations Fund Inc.	209	890
	Teijin Ltd.	97,100	882
	Sanwa Holdings Corp.	101,500	874
	LaSalle Logiport REIT	819	874
	Kamigumi Co. Ltd.	45,800	871
	Credit Saison Co. Ltd.	81,400	870
	Nifco Inc.	37,202	864
	Kenko Mayonnaise Co. Ltd.	76,300	861
	Food & Life Cos. Ltd.	51,000	858
	Takashimaya Co. Ltd.	69,300	857
	Sohgo Security Services Co. Ltd.	34,200	853
	Taiheiyo Cement Corp.	62,600	851
	Toho Gas Co. Ltd.	45,700	851
	Mitsubishi Materials Corp.	64,934	849
	Shimamura Co. Ltd.	10,500	849
	SCSK Corp.	57,200	844
	Oracle Corp. Japan	15,800	842
	Cosmos Pharmaceutical Corp.	8,700	841
	Alps Alpine Co. Ltd.	96,667	830
	Medipal Holdings Corp.	66,900	829
	COMSYS Holdings Corp.	50,198	822
*	SHIFT Inc.	5,200	812
	Kenedix Residential Next Investment Corp.	553	811
	Taisho Pharmaceutical Holdings Co. Ltd.	22,400	808
	Shinko Electric Industries Co. Ltd.	33,400	803
	Suzuken Co. Ltd.	35,660	794
	Ship Healthcare Holdings Inc.	40,700	781
	Mori Hills REIT Investment Corp.	711	779
	Kenedix Office Investment Corp.	342	779
	Nippon Gas Co. Ltd.	53,100	771
	INFRONEER Holdings Inc.	111,252	771
	Nihon Kohden Corp.	34,200	766
	Invincible Investment Corp.	2,407	756
	Kadokawa Corp.	41,972	751
	Fujikura Ltd.	126,600	750
	Pigeon Corp.	57,060	747
	Jeol Ltd.	20,400	746
	Toyo Seikan Group Holdings Ltd.	65,200	746
	Lawson Inc.	23,300	744
	Kewpie Corp.	47,100	744
	NET One Systems Co. Ltd.	36,200	743
	Calbee Inc.	36,900	741
	Sankyu Inc.	24,800	739
	Daiwa Securities Living Investments Corp.	934	725
	Kagome Co. Ltd.	35,900	718
	Fujitec Co. Ltd.	36,100	717
	Nishi-Nippon Railroad Co. Ltd.	36,500	716
	Nichirei Corp.	46,000	715
39

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Chugoku Electric Power Co. Inc.	151,800	712
	Hulic REIT Inc.	608	712
	Tokyu REIT Inc.	500	712
	Sugi Holdings Co. Ltd.	17,700	710
	Horiba Ltd.	17,300	710
	Comforia Residential REIT Inc.	332	705
	Sundrug Co. Ltd.	30,200	702
	JTEKT Corp.	99,100	700
	EXEO Group Inc.	47,800	700
	Nihon Unisys Ltd.	32,300	698
	Tokyo Ohka Kogyo Co. Ltd.	16,100	694
	ADEKA Corp.	46,300	692
	Mitsubishi Estate Logistics REIT Investment Corp.	232	687
	Japan Steel Works Ltd.	33,200	686
	Hoshino Resorts REIT Inc.	144	684
	Mitsubishi Logistics Corp.	30,700	674
	Sankyo Co. Ltd.	20,400	674
	Relo Group Inc.	47,553	670
	Pilot Corp.	17,200	669
	Sanrio Co. Ltd.	25,092	669
	Daicel Corp.	117,100	668
	Sagami Holdings Corp.	81,100	664
	Kobe Steel Ltd.	161,400	662
	Meitec Corp.	39,300	662
	Dowa Holdings Co. Ltd.	20,800	660
	Nippon Electric Glass Co. Ltd.	38,000	658
	Sapporo Holdings Ltd.	29,400	648
	Penta-Ocean Construction Co. Ltd.	130,100	647
	NTT UD REIT Investment Corp.	651	638
	Nagase & Co. Ltd.	46,500	634
	Daiwa Office Investment Corp.	134	633
	Konica Minolta Inc.	206,800	630
	Mabuchi Motor Co. Ltd.	23,100	627
	Fancl Corp.	33,000	625
	Yamazaki Baking Co. Ltd.	60,800	620
	Base Co. Ltd.	21,600	620
	Daiseki Co. Ltd.	19,920	616
	Sumitomo Dainippon Pharma Co. Ltd.	88,000	613
	Hachijuni Bank Ltd.	191,700	611
	Tsumura & Co.	29,200	610
	Toyo Tire Corp.	51,900	609
	Gunma Bank Ltd.	222,600	607
	Japan Excellent Inc.	656	607
	Anritsu Corp.	59,500	599
	Nippon Kayaku Co. Ltd.	74,800	594
	K's Holdings Corp	75,568	592
	NOK Corp.	72,000	589
	House Foods Group Inc.	31,200	584
	Hirogin Holdings Inc.	140,600	580
	DeNA Co. Ltd.	44,300	578
	Daiwabo Holdings Co. Ltd.	44,700	577
[1]	Shinsei Bank Ltd.	38,663	575
	Kureha Corp.	8,900	571
		Shares	Market Value• ($000)
*	Money Forward Inc.	20,194	571
	Mitsui High-Tec Inc.	11,000	569
	AEON Financial Service Co. Ltd.	57,900	567
	OSG Corp.	44,600	567
	Bic Camera Inc.	72,500	564
	Sharp Corp.	93,729	562
	Zeon Corp.	66,400	560
	Toyoda Gosei Co. Ltd.	35,000	560
*	Hino Motors Ltd.	134,200	558
	GS Yuasa Corp.	36,600	557
	Nippon Shokubai Co. Ltd.	15,400	552
	Maruwa Co. Ltd.	4,700	552
	Fujitsu General Ltd.	24,100	550
	Katitas Co. Ltd.	24,600	550
	Seven Bank Ltd.	304,900	550
	Heiwa Real Estate REIT Inc.	530	549
	Tokai Carbon Co. Ltd.	83,900	548
	Coca-Cola Bottlers Japan Holdings Inc.	60,575	547
	Ezaki Glico Co. Ltd.	24,300	547
	Aeon Mall Co. Ltd.	50,072	545
	H.U. Group Holdings Inc.	29,100	542
	Heiwa Corp.	33,600	542
	Sotetsu Holdings Inc.	35,700	541
	ABC-Mart Inc.	12,100	539
	OKUMA Corp.	16,100	539
	Rengo Co. Ltd.	96,800	538
	DTS Corp.	22,600	537
	FP Corp.	22,500	535
	Fuji Soft Inc.	9,800	533
*	Iyogin Holdings Inc.	113,600	533
	Tokyo Seimitsu Co. Ltd.	17,700	532
	Nichias Corp.	34,400	531
	Mitsui-Soko Holdings Co. Ltd.	25,400	529
	Toda Corp.	105,900	529
	Dexerials Corp.	22,700	529
	Sakata Seed Corp.	16,000	527
	Yamaguchi Financial Group Inc.	100,100	527
	Seino Holdings Co. Ltd.	68,300	525
	Ushio Inc.	50,400	523
	Daiichikosho Co. Ltd.	18,200	522
	Takara Holdings Inc.	75,000	522
	Amano Corp.	30,400	520
	As One Corp.	12,200	520
	Maruichi Steel Tube Ltd.	27,500	519
	NIPPON REIT Investment Corp.	210	518
[1]	Central Glass Co. Ltd.	21,900	517
	Ain Holdings Inc.	12,300	517
	Topcon Corp.	47,200	516
	Ube Industries Ltd.	40,000	516
	Kenedix Retail REIT Corp.	286	514
	Benesse Holdings Inc.	34,700	512
*	RENOVA Inc.	23,300	511
	DMG Mori Co. Ltd.	44,100	510
	Aica Kogyo Co. Ltd.	23,700	509
	Mitsui Mining & Smelting Co. Ltd.	25,200	509
	Furukawa Electric Co. Ltd.	32,900	508
	Fuyo General Lease Co. Ltd.	9,100	506
	GMO internet Inc.	29,300	505
		Shares	Market Value• ($000)
	Tokuyama Corp.	43,300	505
	Morinaga Milk Industry Co. Ltd.	17,700	502
	TS Tech Co. Ltd.	47,600	498
	Mani Inc.	34,100	497
	Jafco Co. Ltd.	32,400	497
*	PeptiDream Inc.	45,300	496
*	Chugin Financial Group Inc.	82,200	495
	SMS Co. Ltd.	21,400	491
	Yoshinoya Holdings Co. Ltd.	31,200	490
	Resorttrust Inc.	31,800	489
	Hazama Ando Corp.	83,800	486
	Mixi Inc.	30,924	485
	Paramount Bed Holdings Co. Ltd.	27,200	484
	Fuji Oil Holdings Inc.	30,600	482
	Kotobuki Spirits Co. Ltd.	9,400	482
	Kyoritsu Maintenance Co. Ltd.	11,672	481
	Kaken Pharmaceutical Co. Ltd.	18,700	479
	Fuji Corp.	35,900	474
	Yamato Kogyo Co. Ltd.	16,200	470
	OBIC Business Consultants Co. Ltd.	16,289	468
	Hitachi Zosen Corp.	81,000	467
	Canon Marketing Japan Inc.	22,100	466
	Nipro Corp.	61,500	464
	NSD Co. Ltd.	26,780	458
	Wacoal Holdings Corp.	28,300	456
	Rakus Co. Ltd	41,100	456
	Hanwa Co. Ltd.	18,800	455
	Tomy Co. Ltd.	51,500	452
	Yaoko Co. Ltd.	10,400	452
	Round One Corp.	105,600	449
	Citizen Watch Co. Ltd.	106,600	448
	Mori Trust Sogo REIT Inc.	448	447
	Morinaga & Co. Ltd.	17,800	445
	Mizuho Leasing Co. Ltd.	20,400	444
	Toei Co. Ltd.	3,600	442
	Heiwa Real Estate Co. Ltd.	15,900	441
	Inaba Denki Sangyo Co. Ltd.	23,600	441
	NHK Spring Co. Ltd.	79,200	439
	Izumi Co. Ltd.	21,700	438
	Kanematsu Corp.	44,000	435
	Transcosmos Inc.	18,900	434
	Descente Ltd.	17,900	430
	Asahi Holdings Inc.	33,700	430
	Toagosei Co. Ltd.	55,900	429
	Kokuyo Co. Ltd.	34,400	427
	Menicon Co. Ltd.	25,000	427
	Nippon Suisan Kaisha Ltd.	119,000	424
	Daido Steel Co. Ltd.	16,300	423
	Nishimatsu Construction Co. Ltd.	17,200	419
	Fukuoka REIT Corp.	354	413
	PALTAC Corp.	14,500	412
	Ichibanya Co. Ltd.	13,300	410
	Takuma Co. Ltd.	49,400	410
	Acom Co. Ltd.	186,200	407
	Mirait Holdings Corp.	42,400	407
40

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Colowide Co. Ltd.	32,500	399
	Pola Orbis Holdings Inc.	36,000	398
	Aiful Corp.	145,700	397
	77 Bank Ltd.	32,700	396
	Kusuri no Aoki Holdings Co. Ltd.	8,200	395
	CRE Logistics REIT Inc.	286	393
	Glory Ltd.	25,400	392
	Nichicon Corp.	41,600	392
	Kyushu Financial Group Inc.	154,670	391
	Digital Garage Inc.	16,300	390
	Sumitomo Bakelite Co. Ltd.	14,300	387
	Japan Elevator Service Holdings Co. Ltd.	32,800	387
	Kyudenko Corp.	18,100	384
	Atom Corp.	72,049	383
	Nikkon Holdings Co. Ltd.	24,500	383
	Financial Products Group Co. Ltd.	48,900	382
	Global One Real Estate Investment Corp.	492	380
	Toyota Boshoku Corp.	29,700	378
	Hankyu Hanshin REIT Inc.	361	375
	Inabata & Co. Ltd.	22,600	373
	Fujimi Inc.	8,900	372
	Hokuhoku Financial Group Inc.	61,700	371
	NTN Corp.	207,800	370
	Seiren Co. Ltd.	23,600	370
	Macnica Fuji Electronics Holdings Inc.	18,500	370
	Shoei Co. Ltd.	10,000	369
	Ichigo Office REIT Investment Corp.	649	367
	Systena Corp.	130,400	365
*	Shochiku Co. Ltd.	4,600	365
	CKD Corp.	29,700	364
	JCR Pharmaceuticals Co. Ltd.	24,500	364
	Sumitomo Osaka Cement Co. Ltd.	17,000	362
	Information Services International-Dentsu Ltd.	11,800	361
	Outsourcing Inc.	45,900	358
	Hokuetsu Corp.	68,900	357
	Digital Arts Inc.	8,500	357
	Shikoku Electric Power Co. Inc.	73,800	355
	Toyobo Co. Ltd.	50,700	354
	Takeuchi Manufacturing Co. Ltd.	17,400	351
	TKC Corp.	13,700	350
	Benefit One Inc.	25,300	350
	NEC Networks & System Integration Corp.	32,600	349
	Nextage Co. Ltd.	18,100	349
	H2O Retailing Corp.	41,200	347
	Nisshinbo Holdings Inc.	50,100	347
	Toshiba TEC Corp.	13,400	347
	TOKAI Holdings Corp.	57,300	342
	Okumura Corp.	18,000	340
		Shares	Market Value• ($000)
	Toridoll Holdings Corp.	17,400	338
	Makino Milling Machine Co. Ltd.	10,900	337
	Tokyo Steel Manufacturing Co. Ltd.	39,100	336
	Tsubakimoto Chain Co.	15,700	336
*,1	W-Scope Corp.	25,900	335
	Senko Group Holdings Co. Ltd.	50,000	334
*	Sansan Inc.	33,592	333
	Tadano Ltd.	53,700	328
	eRex Co. Ltd.	19,400	328
	Itochu Advance Logistics Investment Corp.	334	327
	Insource Co. Ltd.	16,100	325
	Shiga Bank Ltd.	19,100	323
*,1	euglena Co. Ltd.	54,000	323
	Infomart Corp.	99,200	321
	SOSiLA Logistics REIT Inc.	334	320
	Taiyo Holdings Co. Ltd.	18,000	317
*,1	HIS Co. Ltd.	22,800	316
	Nippon Parking Development Co. Ltd.	181,900	316
	Justsystems Corp.	15,000	315
	San-A Co. Ltd.	10,800	315
	Tokai Tokyo Financial Holdings Inc.	136,700	313
	UT Group Co. Ltd.	19,100	311
	SBS Holdings Inc.	15,800	308
	EDION Corp.	38,700	307
	Nisshin Oillio Group Ltd.	14,300	307
	Create Restaurants Holdings Inc.	48,400	306
	DCM Holdings Co. Ltd.	39,200	305
	BeNext-Yumeshin Group Co.	25,300	305
	Daio Paper Corp.	41,200	304
	Kanamic Network Co. Ltd.	72,900	304
	Tokai Rika Co. Ltd.	29,000	303
	Tri Chemical Laboratories Inc.	20,268	303
	Japan Petroleum Exploration Co. Ltd.	11,600	301
	Japan Material Co. Ltd.	22,900	301
	en japan Inc.	17,200	299
	Matsui Securities Co. Ltd.	56,200	299
	Sumitomo Warehouse Co. Ltd.	22,000	299
	Nippon Soda Co. Ltd.	10,000	298
	Hokuriku Electric Power Co.	88,700	297
	Kiyo Bank Ltd.	30,807	297
	NS Solutions Corp.	12,900	296
	Okamura Corp.	31,900	294
	Mirai Corp.	910	293
	Hokkoku Financial Holdings Inc.	9,600	293
	Nippon Signal Co. Ltd.	42,800	290
	Toho Holdings Co. Ltd.	21,300	290
	Milbon Co. Ltd.	7,000	289
	Royal Holdings Co. Ltd.	18,000	288
		Shares	Market Value• ($000)
	San-In Godo Bank Ltd.	60,300	287
	Joyful Honda Co. Ltd.	23,488	286
	Aichi Financial Group Inc.	22,351	286
	United Arrows Ltd.	20,900	284
	Nishi-Nippon Financial Holdings Inc.	55,500	283
	Wacom Co. Ltd.	64,900	282
	Sanken Electric Co. Ltd.	8,200	281
	Japan Securities Finance Co. Ltd.	46,400	278
	Nojima Corp.	33,400	278
	One REIT Inc.	167	278
	Suruga Bank Ltd.	104,000	275
	Fukuyama Transporting Co. Ltd.	12,500	273
	Nippon Light Metal Holdings Co. Ltd.	27,830	271
	Fuji Kyuko Co. Ltd.	8,700	269
	Toyo Ink SC Holdings Co. Ltd.	20,900	269
	Duskin Co. Ltd.	14,000	268
	Hokkaido Electric Power Co. Inc.	87,000	265
	Daishi Hokuetsu Financial Group Inc.	14,950	264
	SAMTY Co. Ltd.	16,700	264
	Senshu Ikeda Holdings Inc.	184,500	264
	Kissei Pharmaceutical Co. Ltd.	14,748	261
	JP-Holdings Inc.	129,900	261
	Seiko Holdings Corp.	12,200	258
	Max Co. Ltd.	18,100	258
	Tokyo Kiraboshi Financial Group Inc.	17,949	257
	Oyo Corp.	16,800	255
	Teikoku Electric Manufacturing Co. Ltd.	19,100	254
	Monex Group Inc.	73,100	254
	Takasago Thermal Engineering Co. Ltd.	20,800	253
	Nanto Bank Ltd.	17,500	251
	Oiles Corp.	24,960	251
	Lintec Corp.	16,600	249
	Japan Aviation Electronics Industry Ltd.	16,000	249
	Kohnan Shoji Co. Ltd.	11,900	249
	Earth Corp.	7,200	249
	Star Asia Investment Corp.	649	248
[1]	JMDC Inc.	7,000	248
	C Uyemura & Co. Ltd.	5,400	247
	Nippon Carbon Co. Ltd.	8,700	246
	Star Micronics Co. Ltd.	21,500	246
	Kumiai Chemical Industry Co. Ltd.	37,263	245
	Hosiden Corp.	23,100	244
	Raito Kogyo Co. Ltd.	17,900	244
	Daihen Corp.	9,400	242
	Asahi Diamond Industrial Co. Ltd.	48,200	241
*	Chiyoda Corp.	97,300	241
*,1	Remixpoint Inc.	73,169	240
	Hyakugo Bank Ltd.	107,800	239
	Meiko Electronics Co. Ltd.	13,489	239
41

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Keiyo Bank Ltd.	67,600	237
	Iino Kaiun Kaisha Ltd.	47,600	237
[1]	Ringer Hut Co. Ltd.	16,100	237
	Taikisha Ltd.	10,000	236
	Aida Engineering Ltd.	40,500	235
	Mitsuboshi Belting Ltd.	11,000	234
	Toho Titanium Co. Ltd.	15,500	234
	Osaka Soda Co. Ltd.	9,600	233
	JCU Corp.	12,300	233
	Takara Bio Inc.	19,800	232
	Oki Electric Industry Co. Ltd.	46,400	230
	Sangetsu Corp.	21,700	230
	Health Care & Medical Investment Corp.	167	230
	Nihon Parkerizing Co. Ltd.	35,200	229
	Noevir Holdings Co. Ltd.	6,200	229
	Nippon Koei Co. Ltd.	10,200	228
	Dip Corp.	8,100	227
	Kumagai Gumi Co. Ltd.	13,300	225
*	Leopalace21 Corp.	118,100	225
	Tanseisha Co. Ltd.	41,700	225
	Kyokuyo Co. Ltd.	9,200	224
	Riso Kagaku Corp.	14,100	224
	Showa Sangyo Co. Ltd.	13,200	224
	Iriso Electronics Co. Ltd.	7,700	223
	Nissin Corp.	17,200	223
	Maxell Ltd.	26,800	222
	Kaga Electronics Co. Ltd.	7,500	222
	Musashino Bank Ltd.	19,200	222
	Pacific Industrial Co. Ltd.	31,500	222
	Ogaki Kyoritsu Bank Ltd.	18,700	221
	Token Corp.	4,200	221
	Mochida Pharmaceutical Co. Ltd.	9,542	220
	KH Neochem Co. Ltd.	12,900	220
	Hyakujushi Bank Ltd.	19,500	219
	Sodick Co. Ltd.	42,200	219
	Yamanashi Chuo Bank Ltd.	32,000	219
	Ariake Japan Co. Ltd.	6,300	218
	Maruha Nichiro Corp.	14,100	217
	North Pacific Bank Ltd.	135,700	216
	Bunka Shutter Co. Ltd.	29,900	215
	Idec Corp.	10,000	214
	Organo Corp.	12,400	214
	Nichiha Corp.	11,300	214
	Sinfonia Technology Co. Ltd.	23,500	214
	OSAKA Titanium Technologies Co. Ltd.	8,900	213
	Shinko Shoji Co. Ltd.	31,700	212
	Premium Group Co. Ltd.	17,900	212
	Elecom Co. Ltd.	22,800	211
	Takara Leben Real Estate Investment Corp.	309	211
	Procrea Holdings Inc.	14,900	210
	m-up Holdings Inc.	19,900	210
	Jaccs Co. Ltd.	8,600	209
		Shares	Market Value• ($000)
	Nomura Co. Ltd.	28,600	209
	Takara Leben Co. Ltd.	77,300	208
	Kandenko Co. Ltd.	36,700	206
	Meidensha Corp.	15,500	206
	Itoham Yonekyu Holdings Inc.	46,072	206
	TOMONY Holdings Inc.	95,000	206
	Avant Corp.	20,800	206
	Sanyo Electric Railway Co. Ltd.	13,481	205
	Monogatari Corp.	4,472	205
	Nagawa Co. Ltd.	4,100	205
	T Hasegawa Co. Ltd.	9,600	204
	Mori Trust Hotel REIT Inc.	215	204
	Musashi Seimitsu Industry Co. Ltd.	17,600	203
	Kato Sangyo Co. Ltd.	8,700	203
	Toyo Construction Co. Ltd.	33,600	203
	Ai Holdings Corp.	13,700	203
	Eizo Corp.	8,300	202
	Asanuma Corp.	11,000	202
	Meisei Industrial Co. Ltd.	42,400	201
	J Trust Co. Ltd.	45,600	200
	Daiki Aluminium Industry Co. Ltd.	23,221	200
	Sanki Engineering Co. Ltd.	18,400	199
	TOC Co. Ltd.	38,200	199
	Roland DG Corp.	9,200	197
	MOS Food Services Inc.	9,300	197
	Topy Industries Ltd.	18,400	197
	Rorze Corp.	3,900	196
	Riken Technos Corp.	56,600	196
	Cosel Co. Ltd.	33,800	194
	Fujiya Co. Ltd.	11,300	194
	Nachi-Fujikoshi Corp.	7,400	194
	Nissha Co. Ltd.	16,500	194
	Sinanen Holdings Co. Ltd.	7,100	194
	Takasago International Corp.	10,300	194
	KeePer Technical Laboratory Co. Ltd.	7,029	194
	Future Corp.	17,200	193
	Konishi Co. Ltd.	16,500	193
	GungHo Online Entertainment Inc.	13,070	193
	Nippon Paper Industries Co. Ltd.	33,100	193
[1]	Kura Sushi Inc.	8,200	192
	Nitto Kogyo Corp.	11,600	192
	Mie Kotsu Group Holdings Inc.	55,400	192
	eGuarantee Inc.	11,900	192
	Juroku Financial Group Inc.	11,400	192
	Simplex Holdings Inc.	12,000	191
	Stella Chemifa Corp.	10,600	190
	Fuji Co. Ltd.	15,400	190
	Taisei Lamick Co. Ltd.	9,400	190
	ZERIA Pharmaceutical Co. Ltd.	12,700	189
	Nippon Ceramic Co. Ltd.	10,900	189
	Autobacs Seven Co. Ltd.	19,800	188
*	COOKPAD Inc.	135,100	188
	Samty Residential Investment Corp.	233	188
		Shares	Market Value• ($000)
	Optex Group Co. Ltd.	13,600	187
	Tocalo Co. Ltd.	23,200	185
	Daido Metal Co. Ltd.	53,300	184
	Tamura Corp.	37,000	184
	KYORIN Holdings Inc.	14,900	184
	Yokowo Co. Ltd.	13,495	184
	Yonex Co. Ltd.	19,800	183
	San ju San Financial Group Inc.	18,680	183
	Nichireki Co. Ltd.	20,800	183
	Okinawa Financial Group Inc.	13,180	183
	Hioki EE Corp.	3,800	181
	Koa Corp.	12,600	181
	Trusco Nakayama Corp.	13,500	181
	Okinawa Electric Power Co. Inc.	26,012	181
	Riken Keiki Co. Ltd.	6,600	181
	San-Ai Oil Co. Ltd.	21,900	181
	Akita Bank Ltd.	16,800	180
	Mitsubishi Shokuhin Co. Ltd.	8,900	180
	YAKUODO Holdings Co. Ltd.	9,600	180
	Japan Lifeline Co. Ltd.	26,400	178
	Key Coffee Inc.	12,800	178
	Achilles Corp.	19,300	178
	Nagatanien Holdings Co. Ltd.	13,200	178
	Nippon Fine Chemical Co. Ltd.	12,700	178
[1]	Snow Peak Inc.	13,500	178
	KOMEDA Holdings Co. Ltd.	10,600	177
	Bank of Iwate Ltd.	14,600	176
	Komeri Co. Ltd.	10,100	176
	Fuji Seal International Inc.	14,900	175
	Starts Corp. Inc.	9,900	175
	Bank of the Ryukyus Ltd.	33,200	174
	Funai Soken Holdings Inc.	9,750	174
	Intage Holdings Inc.	15,800	174
	MCJ Co. Ltd.	27,500	174
	JINS Holdings Inc.	5,800	174
	CAC Holdings Corp.	17,100	173
	Kitz Corp.	29,200	173
*,1	Raksul Inc.	8,800	173
	Aichi Corp.	32,400	172
	Noritake Co. Ltd.	6,200	172
	Nippon Thompson Co. Ltd.	48,100	172
	Raiznext Corp.	20,500	172
	Sun Frontier Fudousan Co. Ltd.	22,300	172
	Nippn Corp.	16,200	171
	Oita Bank Ltd.	14,100	171
	LEC Inc.	29,000	171
	Nihon Chouzai Co. Ltd.	19,300	171
[1]	MARUKA FURUSATO Corp.	6,900	171
	Daiho Corp.	6,000	170
*,1	giftee Inc.	11,127	170
[1]	Starts Proceed Investment Corp.	106	169
	Maezawa Kyuso Industries Co. Ltd.	27,200	168
[1]	Change Inc.	12,600	168
	Fukui Bank Ltd.	18,300	167
	Shimizu Bank Ltd.	17,400	167
	Yamazen Corp.	26,800	167
42

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Maeda Kosen Co. Ltd.	8,200	167
	Nissin Sugar Co. Ltd.	14,600	167
	Nichiban Co. Ltd.	14,500	166
	St. Marc Holdings Co. Ltd.	15,200	166
	Shizuoka Gas Co. Ltd.	22,500	165
	Argo Graphics Inc.	6,300	164
	Central Sports Co. Ltd.	10,150	164
	Gree Inc.	29,100	164
	Avex Inc.	14,500	163
	CTS Co. Ltd.	30,179	163
	Arcs Co. Ltd.	12,200	163
	Ryosan Co. Ltd.	9,200	163
	United Super Markets Holdings Inc.	23,160	163
	PHC Holdings Corp.	15,700	163
	Shima Seiki Manufacturing Ltd.	11,600	162
[1]	Midac Holdings Co. Ltd.	6,500	162
	TRE Holdings Corp.	15,000	162
	FULLCAST Holdings Co. Ltd.	8,066	161
	BML Inc.	7,100	160
	Fuso Chemical Co. Ltd.	7,100	160
	Hokkaido Gas Co. Ltd.	14,000	160
	Nitto Boseki Co. Ltd.	10,800	160
	SKY Perfect JSAT Holdings Inc.	45,600	160
	Yukiguni Maitake Co. Ltd.	22,400	160
	Nippon Pillar Packing Co. Ltd.	9,700	159
	Sankei Real Estate Inc.	253	159
	Nippon Steel Trading Corp.	4,600	158
	Ohsho Food Service Corp.	3,700	158
	Shikoku Bank Ltd.	27,000	158
	Pronexus Inc.	24,300	157
	Nitta Corp.	8,100	157
	Tsugami Corp.	21,000	157
	FAN Communications Inc.	52,800	157
	Hirata Corp.	5,380	157
	Studio Alice Co. Ltd.	11,200	156
	Canon Electronics Inc.	14,700	155
	Fuso Pharmaceutical Industries Ltd.	11,200	155
	Hogy Medical Co. Ltd.	7,000	155
	Okamoto Industries Inc.	6,200	155
	Rokko Butter Co. Ltd.	16,400	155
	Anicom Holdings Inc.	38,700	155
	Kanematsu Electronics Ltd.	5,200	154
	Tekken Corp.	13,000	154
	BRONCO BILLY Co. Ltd.	9,300	154
	Awa Bank Ltd.	12,200	153
	Pacific Metals Co. Ltd.	12,400	153
	Yushin Precision Equipment Co. Ltd.	32,400	153
	Create SD Holdings Co. Ltd.	7,200	153
	Nippon Denko Co. Ltd.	66,600	152
[1]	Shoei Foods Corp.	5,500	152
	Yuasa Trading Co. Ltd.	6,100	152
	Strike Co. Ltd.	4,943	152
		Shares	Market Value• ($000)
	Curves Holdings Co. Ltd.	26,104	152
	Zuken Inc.	6,700	151
	Tokyo Individualized Educational Institute Inc.	43,400	150
	Seika Corp.	13,600	150
	Toyo Tanso Co. Ltd.	6,000	150
	Megmilk Snow Brand Co. Ltd.	13,800	150
[1]	Aruhi Corp.	15,956	150
	CMK Corp.	41,500	149
	Noritsu Koki Co. Ltd.	8,300	149
	Tamron Co. Ltd.	6,700	149
	Totetsu Kogyo Co. Ltd.	9,000	149
*	WATAMI Co. Ltd.	24,600	149
	Zenrin Co. Ltd.	25,250	149
	Aeon Hokkaido Corp.	18,800	149
	Fukushima Galilei Co. Ltd.	5,400	148
	Valor Holdings Co. Ltd.	12,800	148
	Yodogawa Steel Works Ltd.	9,100	148
	Saizeriya Co. Ltd.	7,900	147
	Noritz Corp.	14,300	147
	Plenus Co. Ltd.	8,300	147
[1]	Management Solutions Co. Ltd.	7,467	147
	Katakura Industries Co. Ltd.	10,700	146
	Tokyo Electron Device Ltd.	3,100	146
[1]	Zojirushi Corp.	14,500	146
	ZIGExN Co. Ltd.	59,200	146
	Osaka Organic Chemical Industry Ltd.	10,900	146
	Prestige International Inc.	30,000	145
	Marudai Food Co. Ltd.	15,400	145
	Morita Holdings Corp.	16,900	145
	Orient Corp.	17,850	145
*	Japan Display Inc.	434,300	145
	Maruwa Unyu Kikan Co. Ltd.	15,264	145
	MEC Co. Ltd.	9,083	145
	Adastria Co. Ltd.	10,640	144
	Giken Ltd.	6,700	144
	Gunze Ltd.	5,600	144
	Sumitomo Mitsui Construction Co. Ltd.	49,120	144
	Shinmaywa Industries Ltd.	21,100	144
	Shibaura Machine Co. Ltd.	7,400	144
	Macromill Inc.	19,300	144
	Furuno Electric Co. Ltd.	19,800	143
	Kanto Denka Kogyo Co. Ltd.	22,400	143
	Ichigo Inc.	63,600	143
	Towa Bank Ltd.	40,900	143
	Yamagata Bank Ltd.	20,800	143
	Tosei REIT Investment Corp.	155	143
	ASKUL Corp.	13,600	142
	Nissin Electric Co. Ltd.	15,300	142
	Shibuya Corp.	8,200	142
	Chiyoda Co. Ltd.	28,600	141
	Hakuto Co. Ltd.	5,492	141
		Shares	Market Value• ($000)
	ARTERIA Networks Corp.	17,500	141
	Fuji Pharma Co. Ltd.	19,400	140
	Nishimatsuya Chain Co. Ltd.	15,200	139
	V Technology Co. Ltd.	7,400	139
	Sanyo Denki Co. Ltd.	3,800	139
	UACJ Corp.	9,800	139
	ESCON Japan REIT Investment Corp.	180	139
	Nikkiso Co. Ltd.	20,700	138
	Nissan Shatai Co. Ltd.	24,000	138
	S-Pool Inc.	21,565	138
	Exedy Corp.	11,700	137
	Kameda Seika Co. Ltd.	4,449	137
	Mitsubishi Pencil Co. Ltd.	14,100	137
	Mizuno Corp.	8,000	137
	S Foods Inc.	7,500	137
	Japan Pulp & Paper Co. Ltd.	4,400	136
	Sankyo Tateyama Inc.	37,200	136
	Tv Tokyo Holdings Corp.	10,600	136
	Yamashin-Filter Corp.	48,551	136
	Roland Corp.	4,800	136
	FCC Co. Ltd.	13,900	135
	Prima Meat Packers Ltd.	10,200	135
	Sala Corp.	25,500	135
	gremz Inc.	11,700	135
	Belc Co. Ltd.	3,500	134
	Dai Nippon Toryo Co. Ltd.	27,200	134
	Kyosan Electric Manufacturing Co. Ltd.	49,900	134
	Nihon Tokushu Toryo Co. Ltd.	23,400	134
	Shin-Etsu Polymer Co. Ltd.	16,100	134
	Takara Standard Co. Ltd.	15,600	134
	Tokyotokeiba Co. Ltd.	4,800	134
	Yokogawa Bridge Holdings Corp.	10,100	134
	Tonami Holdings Co. Ltd.	5,600	133
	Usen-Next Holdings Co. Ltd.	8,681	133
	ST Corp.	13,100	132
	Torii Pharmaceutical Co. Ltd.	6,500	132
	Tsurumi Manufacturing Co. Ltd.	8,800	131
	Feed One Co. Ltd.	29,080	131
	Eiken Chemical Co. Ltd.	10,500	130
	Sankyo Seiko Co. Ltd.	40,900	130
	Qol Holdings Co. Ltd.	15,800	130
[1]	Inaba Seisakusho Co. Ltd.	14,000	129
	KYB Corp.	5,900	129
	Nippon Densetsu Kogyo Co. Ltd.	11,500	129
	LITALICO Inc.	6,100	129
	Aisan Industry Co. Ltd.	27,100	128
	Kanamoto Co. Ltd.	8,900	128
	Sakata INX Corp.	17,900	128
	Trancom Co. Ltd.	2,500	128
	WingArc1st Inc.	8,000	128
	Futaba Corp.	31,400	127
43

Total World Stock Index Fund
		Shares	Market Value• ($000)
	NS United Kaiun Kaisha Ltd.	5,100	127
	Tatsuta Electric Wire and Cable Co. Ltd.	42,800	127
	Comture Corp.	7,800	127
	Yellow Hat Ltd.	10,500	126
	Chugoku Marine Paints Ltd.	20,400	125
	Okasan Securities Group Inc.	52,400	125
	Shibaura Mechatronics Corp.	1,900	125
*,1	Oisix ra daichi Inc.	11,100	125
[1]	KFC Holdings Japan Ltd.	6,600	124
	Kisoji Co. Ltd.	8,400	124
	Takamatsu Construction Group Co. Ltd.	9,400	123
	Fujimori Kogyo Co. Ltd.	5,900	123
	Mitsuuroko Group Holdings Co. Ltd.	17,900	123
	Geo Holdings Corp.	9,300	122
	Japan Wool Textile Co. Ltd.	18,200	122
	Koatsu Gas Kogyo Co. Ltd.	28,900	122
*	Nippon Sheet Glass Co. Ltd.	32,774	122
	Towa Pharmaceutical Co. Ltd.	8,100	122
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	122
	Heiwado Co. Ltd.	9,600	121
	Keihanshin Building Co. Ltd.	13,600	121
	Arata Corp.	4,400	121
	Nippon Kanzai Co. Ltd.	7,100	121
*	Nippon Chemi-Con Corp.	9,600	121
	Sekisui Jushi Corp.	10,600	121
	Nisso Corp.	32,000	121
	Moriroku Holdings Co. Ltd.	10,600	121
	Amuse Inc.	9,900	120
	PAL GROUP Holdings Co. Ltd.	8,400	120
	Gakken Holdings Co. Ltd.	18,000	119
*	KNT-CT Holdings Co. Ltd.	10,900	119
	Mandom Corp.	11,800	119
	Bank of Nagoya Ltd.	5,800	119
	Shin Nippon Biomedical Laboratories Ltd.	6,500	119
	Ubicom Holdings Inc.	7,300	119
	Hamakyorex Co. Ltd.	5,300	118
	Axial Retailing Inc.	5,199	118
	Toho Bank Ltd.	85,400	118
	Tokyu Construction Co. Ltd.	27,800	117
	Taihei Dengyo Kaisha Ltd.	5,300	117
	Tsubaki Nakashima Co. Ltd.	14,100	117
	Hiday Hidaka Corp.	9,236	116
	Chudenko Corp.	8,400	116
	Aeon Delight Co. Ltd.	5,800	116
	Mitani Sekisan Co. Ltd.	4,500	116
	Cybozu Inc.	9,000	115
		Shares	Market Value• ($000)
	Konoike Transport Co. Ltd.	10,900	115
	Nagaileben Co. Ltd.	8,300	114
	SWCC Showa Holdings Co. Ltd.	9,500	114
	GLOBERIDE Inc.	7,200	113
	DyDo Group Holdings Inc.	3,700	113
	Furukawa Battery Co. Ltd.	15,950	113
*	M&A Capital Partners Co. Ltd.	4,400	112
	EM Systems Co. Ltd.	16,900	112
	Ki-Star Real Estate Co. Ltd.	3,600	112
	Megachips Corp.	6,500	111
	Hokkan Holdings Ltd.	12,600	111
	Sanshin Electronics Co. Ltd.	8,600	111
	JVCKenwood Corp.	76,200	111
	Daiichi Jitsugyo Co. Ltd.	4,200	110
*,1	Istyle Inc.	33,400	110
*	Kourakuen Holdings Corp.	15,200	109
	Mitsubishi Logisnext Co. Ltd.	21,200	109
	Shinnihon Corp.	22,500	109
	CONEXIO Corp.	14,300	109
	Restar Holdings Corp.	7,700	109
	VT Holdings Co. Ltd.	33,400	108
	Piolax Inc.	8,700	108
	Ryoyo Electro Corp.	7,000	108
	Towa Corp.	8,951	108
	Union Tool Co.	4,500	108
	Solasto Corp.	18,000	108
*	Jamco Corp.	9,600	107
	Ricoh Leasing Co. Ltd.	4,400	107
	Infocom Corp.	7,459	107
	Ehime Bank Ltd.	18,400	106
	Nihon Nohyaku Co. Ltd.	17,100	106
	Wakita & Co. Ltd.	13,400	106
	Fujio Food Group Inc.	11,300	106
	Itochu Enex Co. Ltd.	15,300	105
	Retail Partners Co. Ltd.	12,800	105
	Nishio Rent All Co. Ltd.	5,200	105
	Press Kogyo Co. Ltd.	37,600	105
	Daito Pharmaceutical Co. Ltd.	6,100	105
	Daiwa Industries Ltd.	12,400	104
	Hibiya Engineering Ltd.	8,100	104
	Matsuyafoods Holdings Co. Ltd.	3,802	104
	Koshidaka Holdings Co. Ltd.	13,904	104
	Nittetsu Mining Co. Ltd.	5,200	103
	Valqua Ltd.	5,800	103
	Melco Holdings Inc.	4,900	103
	Topre Corp.	13,000	103
	Doutor Nichires Holdings Co. Ltd.	9,200	103
	Wowow Inc.	12,100	102
	Maruzen Showa Unyu Co. Ltd.	5,000	102
	Saibu Gas Holdings Co. Ltd.	8,800	102
	Bell System24 Holdings Inc.	11,000	102
	Tenma Corp.	7,300	101
		Shares	Market Value• ($000)
	LIFULL Co. Ltd.	91,000	101
	Aoyama Trading Co. Ltd.	14,200	99
	Arcland Sakamoto Co. Ltd.	10,000	99
	Sekisui Kasei Co. Ltd.	38,100	99
	Daikyonishikawa Corp.	24,500	99
	RS Technologies Co. Ltd.	2,000	99
	Tochigi Bank Ltd.	48,000	98
[1]	CHIMNEY Co. Ltd.	13,200	98
*	Net Protections Holdings Inc.	33,400	98
	Airport Facilities Co. Ltd.	27,041	97
	Tosei Corp.	10,200	97
	Shikoku Chemicals Corp.	11,100	97
	Broadleaf Co. Ltd.	26,400	97
	Nihon Trim Co. Ltd.	6,100	96
*	PIA Corp.	4,300	96
	Hokuto Corp.	7,400	96
	Sanyo Chemical Industries Ltd.	3,400	96
	ESPEC Corp.	7,500	96
	TBS Holdings Inc.	9,300	96
	DKS Co. Ltd.	7,700	96
	Fujicco Co. Ltd.	7,400	95
	Nippon Road Co. Ltd.	2,300	95
	Sakai Moving Service Co. Ltd.	3,000	95
	Sumitomo Densetsu Co. Ltd.	5,400	95
	Uchida Yoko Co. Ltd.	3,100	95
	Carta Holdings Inc.	8,300	95
	Hosokawa Micron Corp.	5,200	94
	Life Corp.	6,300	94
	Sato Holdings Corp.	7,600	94
[1]	Link And Motivation Inc.	15,500	94
[1]	Airtrip Corp.	5,625	94
	Bando Chemical Industries Ltd.	13,100	93
	Furukawa Co. Ltd.	10,600	93
	SRA Holdings	4,300	93
	Relia Inc.	13,700	92
	Micronics Japan Co. Ltd.	9,900	92
	Nohmi Bosai Ltd.	8,500	92
	Yokorei Co. Ltd.	15,100	92
	Alconix Corp.	10,019	92
	Pasona Group Inc.	6,700	92
	Belluna Co. Ltd.	18,900	91
*	Kappa Create Co. Ltd.	9,500	90
*	Matsuya Co. Ltd.	13,300	90
	Toa Corp.	5,500	90
	Yondoshi Holdings Inc.	7,900	90
	Tsukishima Kikai Co. Ltd.	13,300	90
[1]	V-Cube Inc.	13,239	90
	Siix Corp.	11,600	89
	Weathernews Inc.	1,700	89
	T-Gaia Corp.	8,000	89
	Sumitomo Riko Co. Ltd.	22,600	89
	Pressance Corp.	8,700	89
	Goldcrest Co. Ltd.	7,500	88
	Kurabo Industries Ltd.	6,300	88
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	88
44

Total World Stock Index Fund
		Shares	Market Value• ($000)
	France Bed Holdings Co. Ltd.	14,000	88
	Aiphone Co. Ltd.	6,500	87
	Enplas Corp.	3,200	87
	Miyazaki Bank Ltd.	5,800	87
	Keiyo Co. Ltd.	14,200	87
	Nippon Seiki Co. Ltd.	17,200	87
	Sanyo Special Steel Co. Ltd.	6,800	87
	Proto Corp.	11,100	87
	Fuji Media Holdings Inc.	12,400	86
	Doshisha Co. Ltd.	8,500	86
	Ishihara Sangyo Kaisha Ltd.	12,500	86
	Toyo Corp.	9,800	86
	Vector Inc.	11,600	86
*	Modec Inc.	7,800	85
	Nippon Yakin Kogyo Co. Ltd.	4,449	85
	Nissei ASB Machine Co. Ltd.	3,400	85
	Tachi-S Co. Ltd.	11,500	85
	Teikoku Sen-I Co. Ltd.	7,900	85
	Toenec Corp.	3,600	85
	TSI Holdings Co. Ltd.	28,200	85
	YA-MAN Ltd.	11,400	85
	Vital KSK Holdings Inc.	16,900	85
*	SRE Holdings Corp.	3,360	85
	Fujibo Holdings Inc.	3,700	84
	Halows Co. Ltd.	4,200	84
	Genky DrugStores Co. Ltd.	3,300	84
[1]	Alpen Co. Ltd.	6,200	84
	Anest Iwata Corp.	13,700	82
	Okabe Co. Ltd.	17,300	82
	COLOPL Inc.	17,400	82
	METAWATER Co. Ltd.	6,400	82
	Obara Group Inc.	3,500	81
*	Fujita Kanko Inc.	3,800	81
	K&O Energy Group Inc.	5,800	81
	Direct Marketing MiX Inc.	7,200	81
	Joshin Denki Co. Ltd.	6,200	80
	TPR Co. Ltd.	9,500	80
	JAC Recruitment Co. Ltd.	4,700	80
	YAMABIKO Corp.	10,400	80
[1]	Pharma Foods International Co. Ltd.	9,100	80
	Bank of Saga Ltd.	7,600	79
	Chubu Shiryo Co. Ltd.	11,600	79
	Tokai Corp.	6,200	79
	Yurtec Corp.	16,500	79
	Hoosiers Holdings	15,000	79
	Tokushu Tokai Paper Co. Ltd.	4,000	79
*	Vision Inc.	9,300	79
	Computer Engineering & Consulting Ltd.	7,426	78
[1]	Rock Field Co. Ltd.	8,000	78
	Taki Chemical Co. Ltd.	2,200	78
	Unipres Corp.	13,300	78
	Elan Corp.	10,200	78
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	77
	Mitsubishi Research Institute Inc.	2,200	77
		Shares	Market Value• ($000)
	FIDEA Holdings Co. Ltd.	8,790	77
[1]	Tama Home Co. Ltd.	4,900	77
	Riso Kyoiku Co. Ltd.	36,600	76
	Ines Corp.	7,400	75
	Seikagaku Corp.	12,300	75
	Starzen Co. Ltd.	5,400	75
	Sanei Architecture Planning Co. Ltd.	7,200	75
	I'll Inc.	6,000	75
	Denyo Co. Ltd.	7,400	73
	Eagle Industry Co. Ltd.	9,900	73
	Hisaka Works Ltd.	12,900	73
	Okuwa Co. Ltd.	11,800	73
	Rheon Automatic Machinery Co. Ltd.	9,280	73
	Ryobi Ltd.	8,200	73
	Sintokogio Ltd.	15,900	73
	TechMatrix Corp.	6,400	73
	Alpha Systems Inc.	2,500	72
	Shinwa Co. Ltd.	5,400	72
	Chofu Seisakusho Co. Ltd.	5,300	72
[1]	Kojima Co. Ltd.	17,300	72
	Riken Vitamin Co. Ltd.	5,700	72
	Akatsuki Inc.	4,989	72
	Sparx Group Co. Ltd.	7,140	72
	SIGMAXYZ Holdings Inc.	9,000	72
	ASAHI YUKIZAI Corp.	4,400	71
	DKK Co. Ltd.	4,400	71
	Onward Holdings Co. Ltd.	34,000	71
*	Unitika Ltd.	38,700	71
	Ichiyoshi Securities Co. Ltd.	17,300	70
	Daikokutenbussan Co. Ltd.	2,300	70
	ValueCommerce Co. Ltd.	4,800	70
	Arcland Service Holdings Co. Ltd.	4,800	70
	IDOM Inc.	13,800	69
	GMO GlobalSign Holdings KK	2,222	69
*,1	MedPeer Inc.	6,711	69
*	Kintetsu Department Store Co. Ltd.	4,000	68
	Osaki Electric Co. Ltd.	19,500	68
	Tachibana Eletech Co. Ltd.	6,100	68
	Maxvalu Tokai Co. Ltd.	3,600	68
	G-Tekt Corp.	7,500	67
	HI-LEX Corp.	9,400	67
	Itochu-Shokuhin Co. Ltd.	2,000	66
	Komori Corp.	12,200	66
	Kyodo Printing Co. Ltd.	3,900	66
	Mimasu Semiconductor Industry Co. Ltd.	4,300	66
	Toho Zinc Co. Ltd.	4,600	66
	Poletowin Pitcrew Holdings Inc.	10,300	66
	Elematec Corp.	6,200	65
	Aeon Fantasy Co. Ltd.	3,300	65
	Miroku Jyoho Service Co. Ltd.	6,500	65
*	Mitsui E&S Holdings Co. Ltd.	23,300	65
	Shin Nippon Air Technologies Co. Ltd.	5,100	65
		Shares	Market Value• ($000)
	World Holdings Co. Ltd.	3,700	65
	Chilled & Frozen Logistics Holdings Co. Ltd.	8,000	65
	Matsuda Sangyo Co. Ltd.	4,300	64
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	64
	Dai-Dan Co. Ltd.	4,500	64
	Sinko Industries Ltd.	6,159	64
	Shimojima Co. Ltd.	9,000	64
	Tayca Corp.	7,561	64
	WDB Holdings Co. Ltd.	3,740	64
	Nippon Television Holdings Inc.	8,500	63
	Happinet Corp.	4,500	62
	Kansai Super Market Ltd.	6,600	62
	Central Security Patrols Co. Ltd.	3,519	61
	TV Asahi Holdings Corp.	6,500	61
	J-Oil Mills Inc.	5,600	60
	Sumitomo Seika Chemicals Co. Ltd.	3,000	60
	Torishima Pump Manufacturing Co. Ltd.	6,900	60
	Toyo Kanetsu KK	3,600	60
	Yorozu Corp.	10,300	60
	Takaoka Toko Co. Ltd.	4,900	60
	Inageya Co. Ltd.	7,747	59
	Komatsu Matere Co. Ltd.	10,700	59
	Krosaki Harima Corp.	1,900	59
	Shindengen Electric Manufacturing Co. Ltd.	2,400	59
	Japan Best Rescue System Co. Ltd.	10,955	59
	ES-Con Japan Ltd.	10,700	58
	Sakai Chemical Industry Co. Ltd.	4,400	58
	Optorun Co. Ltd.	4,100	58
*	Open Door Inc.	4,800	58
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	58
	Godo Steel Ltd.	5,000	57
	Ryoden Corp.	5,100	57
	Pack Corp.	3,600	57
	Kamei Corp.	7,500	56
	Medical Data Vision Co. Ltd.	7,500	56
	Oriental Shiraishi Corp.	31,300	56
	Cawachi Ltd.	4,000	55
	Tosho Co. Ltd.	7,200	55
[1]	Ministop Co. Ltd.	5,600	53
*,1	Nichi-iko Pharmaceutical Co. Ltd.	16,950	53
	Hito Communications Holdings Inc.	4,700	53
	Icom Inc.	3,100	52
	Neturen Co. Ltd.	11,600	52
	World Co. Ltd.	5,500	52
	SB Technology Corp.	3,600	52
*	Atrae Inc.	5,000	52
	Fukui Computer Holdings Inc.	2,200	51
	Nichiden Corp.	4,300	51
45

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,600	51
	Honeys Holdings Co. Ltd.	6,260	51
	Toa Corp. (XTKS)	9,800	51
	Japan Transcity Corp.	15,200	51
	Kyoei Steel Ltd.	5,800	51
	Senshu Electric Co. Ltd.	2,842	51
*	Sourcenext Corp.	24,700	50
	Xebio Holdings Co. Ltd.	7,400	50
	Fixstars Corp.	6,600	50
*	Optim Corp.	8,298	50
[1]	JM Holdings Co. Ltd.	4,400	50
	G-7 Holdings Inc.	5,200	50
	Ichikoh Industries Ltd.	17,000	49
	Mars Group Holdings Corp.	4,000	49
	Riken Corp.	3,200	49
	Sumida Corp.	7,334	49
	Advan Group Co. Ltd.	8,200	48
	Daiken Corp.	3,600	48
	Hochiki Corp.	5,000	48
	Mitsuba Corp.	18,300	48
	Nitto Kohki Co. Ltd.	4,500	48
	Taiho Kogyo Co. Ltd.	10,100	47
	Arakawa Chemical Industries Ltd.	7,400	47
	Ohara Inc.	5,800	47
	JDC Corp.	12,200	47
*	BrainPad Inc.	7,710	47
	Aichi Steel Corp.	3,300	46
	Corona Corp. Class A	8,100	46
	Nippon Sharyo Ltd.	3,483	46
	Onoken Co. Ltd.	4,800	46
*	Gurunavi Inc.	16,000	46
[1]	Kanagawa Chuo Kotsu Co. Ltd.	2,000	45
	Marusan Securities Co. Ltd.	16,100	45
	Shibusawa Warehouse Co. Ltd.	3,300	45
	IR Japan Holdings Ltd.	3,100	45
	Fudo Tetra Corp.	4,400	44
	Kanaden Corp.	6,100	44
[1]	Kitanotatsujin Corp.	22,900	44
	AOKI Holdings Inc.	8,800	43
	Kurimoto Ltd.	3,900	43
	Futaba Industrial Co. Ltd.	16,800	42
*	FDK Corp.	6,800	41
	Yahagi Construction Co. Ltd.	8,200	41
	Takamiya Co. Ltd.	14,800	41
	Hodogaya Chemical Co. Ltd.	2,100	40
	Fukuda Corp.	1,200	39
	Osaka Steel Co. Ltd.	5,500	39
	Sanoh Industrial Co. Ltd.	8,600	39
	Chuo Spring Co. Ltd.	8,200	38
	Digital Holdings Inc.	4,895	38
	Tokyo Energy & Systems Inc.	6,000	37
	NEC Capital Solutions Ltd.	2,600	37
	Kawada Technologies Inc.	1,500	37
	Softcreate Holdings Corp.	1,621	37
	Iseki & Co. Ltd.	4,400	36
		Shares	Market Value• ($000)
	Artnature Inc.	7,000	36
	CMIC Holdings Co. Ltd.	3,100	35
	CI Takiron Corp.	10,000	35
	Marvelous Inc.	7,600	34
*	KLab Inc.	10,800	34
*	Taiko Pharmaceutical Co. Ltd.	9,157	34
[1]	Inui Global Logistics Co. Ltd.	2,647	34
	Asahi Co. Ltd.	3,800	33
	Tsutsumi Jewelry Co. Ltd.	2,300	32
	Enigmo Inc.	8,700	32
	Daisyo Corp.	4,500	31
	Japan Medical Dynamic Marketing Inc.	3,957	31
	Okura Industrial Co. Ltd.	2,400	30
	Tess Holdings Co. Ltd.	4,400	30
	Tokyo Rakutenchi Co. Ltd.	1,000	29
	Kyokuto Securities Co. Ltd.	6,700	28
*	RPA Holdings Inc.	14,163	28
*	Akebono Brake Industry Co. Ltd.	21,900	26
	Media Do Co. Ltd.	1,830	26
	Ebase Co. Ltd.	7,100	26
	Nippon Rietec Co. Ltd.	5,200	26
	Chori Co. Ltd.	1,900	25
	MTI Ltd.	7,000	24
	Tomoku Co. Ltd.	2,400	24
	JSP Corp.	2,300	22
*	TerraSky Co. Ltd.	1,312	22
	Raccoon Holdings Inc.	2,681	22
	Nakayama Steel Works Ltd.	5,000	21
*	Right On Co. Ltd.	5,100	21
	Cleanup Corp.	5,000	20
	Kamakura Shinsho Ltd.	3,700	20
	Robot Home Inc.	15,300	18
	Gecoss Corp.	3,200	17
	Fibergate Inc.	2,603	16
	Nippon Coke & Engineering Co. Ltd.	28,400	15
	I-PEX Inc.	1,800	15
	Oro Co. Ltd.	1,142	13
*	Gunosy Inc.	1,500	7
	Linical Co. Ltd.	1,300	6
*	Tokyo Base Co. Ltd.	2,650	6
			1,826,317
Kuwait (0.1%)
	National Bank of Kuwait SAKP	3,553,200	12,365
	Kuwait Finance House KSCP	3,858,684	10,092
	Mobile Telecommunications Co. KSCP	1,051,905	2,033
	Agility Public Warehousing Co. KSC	780,475	1,976
	Boubyan Bank KSCP	564,043	1,500
	Mabanee Co. KPSC	325,809	917
	Gulf Bank KSCP	794,495	879
	National Industries Group Holding SAK	877,281	663
		Shares	Market Value• ($000)
	Humansoft Holding Co. KSC	45,542	494
	Boubyan Petrochemicals Co. KSCP	185,530	477
*	National Real Estate Co. KPSC	969,298	439
*	Warba Bank KSCP	434,222	338
	Boursa Kuwait Securities Co. KPSC	45,883	336
	Qurain Petrochemical Industries Co.	344,932	281
	Burgan Bank SAK	383,410	270
	Jazeera Airways Co. KSCP	36,876	199
	Kuwait Projects Co. Holding KSCP	468,250	179
	Kuwait International Bank KSCP	222,924	136
	Alimtiaz Investment Group KSC	502,896	121
	Integrated Holding Co. KCSC	74,047	78
			33,773
Luxembourg (0.0%)
*,1	Arrival SA	81,386	63
Malaysia (0.2%)
	Public Bank Bhd.	7,090,630	6,706
	Malayan Banking Bhd.	3,500,281	6,358
	CIMB Group Holdings Bhd.	3,348,352	3,911
	Tenaga Nasional Bhd.	1,576,674	2,808
	Petronas Chemicals Group Bhd.	1,430,589	2,637
	Sime Darby Plantation Bhd.	1,741,375	1,621
	Axiata Group Bhd.	2,632,551	1,584
	Press Metal Aluminium Holdings Bhd.	1,687,460	1,553
	IOI Corp. Bhd.	1,675,040	1,446
	Hong Leong Bank Bhd.	314,400	1,409
	DiGi.Com Bhd.	1,631,600	1,309
	Ihh Healthcare Bhd.	1,017,920	1,281
	MISC Bhd.	825,921	1,264
	PPB Group Bhd.	326,340	1,152
	Petronas Gas	283,900	1,027
	Kuala Lumpur Kepong Bhd.	219,500	1,005
	Genting Bhd.	1,048,000	985
	Gamuda Bhd.	1,183,000	963
	RHB Bank Bhd.	757,250	917
	Nestle Malaysia Bhd.	32,200	906
	Maxis Bhd.	1,093,900	890
	Sime Darby Bhd.	1,839,075	876
	AMMB Holdings Bhd.	997,500	863
	Dialog Group Bhd.	1,974,248	860
	Inari Amertron Bhd.	1,473,675	778
	Genting Malaysia Bhd.	1,280,200	743
	Genting Plantations Bhd.	540,300	699
	Telekom Malaysia Bhd.	553,700	651
	Petronas Dagangan Bhd.	133,200	611
*	Malaysia Airports Holdings Bhd.	407,700	515
	QL Resources Bhd.	473,590	513
	Alliance Bank Malaysia Bhd.	622,400	487
46

Total World Stock Index Fund
		Shares	Market Value• ($000)
	IJM Corp. Bhd.	1,339,420	461
	Top Glove Corp. Bhd.	2,621,500	441
[2]	MR DIY Group M Bhd	1,023,750	438
	Carlsberg Brewery Malaysia Bhd.	85,600	403
	Hong Leong Financial Group Bhd.	95,942	388
	Pentamaster Corp. Bhd.	456,300	376
	Hartalega Holdings Bhd.	779,800	356
	TIME dotCom Bhd.	361,200	348
	My EG Services Bhd.	1,806,600	338
	Sunway REIT	1,119,900	332
	Axis REIT	812,000	321
	D&O Green Technologies Bhd.	387,200	319
	Yinson Holdings Bhd.	702,020	315
	YTL Corp. Bhd.	2,494,212	298
	Mega First Corp. Bhd.	428,700	298
	Westports Holdings Bhd.	410,900	291
	ViTrox Corp. Bhd.	191,700	288
	Frontken Corp. Bhd.	533,400	278
	Bursa Malaysia Bhd.	201,650	275
	PMB Technology Bhd	279,721	239
	Scientex Bhd.	313,200	216
	British American Tobacco Malaysia Bhd.	94,900	211
	UMW Holdings Bhd	296,100	210
	Dagang NeXchange Bhd	1,278,800	206
	Sunway Bhd.	603,116	204
	VS Industry Bhd.	1,129,200	202
	United Plantations BHD	63,000	190
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	178
	Fraser & Neave Holdings Bhd.	40,700	177
*	Berjaya Corp. Bhd.	3,557,133	177
	Malaysian Pacific Industries Bhd.	31,000	158
	FGV Holdings Bhd.	539,000	151
	Supermax Corporation Bhd.	719,433	147
	KPJ Healthcare Bhd.	816,700	142
	CTOS Digital Bhd.	456,400	136
	BerMaz Auto Bhd.	320,120	134
	Kossan Rubber Industries Bhd.	507,100	134
	Malaysia Building Society Bhd.	1,037,300	129
	AEON Credit Service M Bhd.	45,000	124
[2]	Lotte Chemical Titan Holding Bhd.	424,800	118
*	Greatech Technology Bhd.	159,200	110
	Padini Holdings Bhd.	151,000	108
	Berjaya Sports Toto Bhd.	277,549	107
*	Bumi Armada Bhd.	1,238,050	102
	DRB-Hicom Bhd.	333,800	95
	UWC Bhd.	116,100	91
*	Leong Hup International Bhd.	919,600	89
	Astro Malaysia Holdings Bhd.	557,587	80
*	Hong Seng Consolidated Bhd.	1,559,800	72
	SP Setia Bhd. Group	482,100	49
		Shares	Market Value• ($000)
	Cahya Mata Sarawak Bhd.	244,700	43
	Malaysian Resources Corp. Bhd.	667,900	42
*	Velesto Energy Bhd.	1,473,763	38
*	UEM Sunrise Bhd.	780,000	34
	WCT Holdings Bhd.	339,641	26
*	Sunway Bhd. Warrants Exp. 10/3/24	57,011	3
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	467,368	3
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	95,161	1
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	97,620	—
			60,568
Mexico (0.3%)
	America Movil SAB de CV Series L	14,478,675	13,702
	Grupo Financiero Banorte SAB de CV Class O	1,465,903	11,916
	Wal-Mart de Mexico SAB de CV	2,624,259	10,136
	Fomento Economico Mexicano SAB de CV	956,766	6,868
	Grupo Mexico SAB de CV Series B	1,593,083	5,776
	Grupo Bimbo SAB de CV Series A	1,144,900	4,433
*	Cemex SAB de CV	7,732,702	3,005
	Grupo Aeroportuario del Pacifico SAB de CV Class B	170,150	2,636
	Grupo Aeroportuario del Sureste SAB de CV Class B	96,126	2,250
	Arca Continental SAB de CV	221,900	1,818
	Coca-Cola Femsa SAB de CV	284,060	1,789
*	Grupo Financiero Inbursa SAB de CV Class O	945,500	1,745
	Fibra Uno Administracion SA de CV	1,445,073	1,686
	Grupo Elektra SAB de CV	30,964	1,554
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	157,488	1,255
	Grupo Televisa SAB	1,132,834	1,202
	Alfa SAB de CV Class A	1,696,600	1,126
	Gruma SAB de CV Class B	95,870	1,112
	Grupo Comercial Chedraui SA de CV	254,059	1,024
	Grupo Carso SAB de CV	238,567	961
[2]	Banco del Bajio SA	314,038	886
	Prologis Property Mexico SA de CV	328,625	844
	Regional SAB de CV	119,800	837
	Orbia Advance Corp. SAB de CV	469,758	793
		Shares	Market Value• ($000)
	Promotora y Operadora de Infraestructura SAB de CV	102,587	772
	Corp. Inmobiliaria Vesta SAB de CV	344,801	749
	Kimberly-Clark de Mexico SAB de CV Class A	427,500	674
	PLA Administradora Industrial S de RL de CV	473,746	664
	Operadora De Sites Mexicanos SAB de CV	595,065	648
	Industrias Penoles SAB de CV	56,978	646
	Becle SAB de CV	286,000	605
[2]	Macquarie Mexico Real Estate Management SA de CV	414,800	552
	El Puerto de Liverpool SAB de CV Class C1	103,000	528
*	Alsea SAB de CV	262,700	504
	Bolsa Mexicana de Valores SAB de CV	274,000	499
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	550,900	468
	GCC SAB de CV	73,200	454
	Gentera SAB de CV	391,800	403
	La Comer SAB de CV	187,574	348
	Megacable Holdings SAB de CV	146,462	308
	Genomma Lab Internacional SAB de CV Class B	388,063	299
	Qualitas Controladora SAB de CV	68,064	267
	Alpek SAB de CV	188,017	264
	Industrias Bachoco SAB de CV Class B	56,689	231
*,2	Nemak SAB de CV	752,599	207
*	Sitios Latinoamerica SAB de CV	698,959	204
*,2	Grupo Traxion SAB de CV	159,535	186
	Concentradora Fibra Danhos SA de CV	111,508	138
	Grupo Rotoplas SAB de CV	69,601	105
*	Axtel SAB de CV	542,336	38
			90,115
Netherlands (0.9%)
	ASML Holding NV	203,424	95,424
*,2	Adyen NV	14,988	21,397
	ING Groep NV	1,921,306	18,905
	Prosus NV	431,203	18,646
	Koninklijke Ahold Delhaize NV	512,176	14,284
	Wolters Kluwer NV	130,600	13,877
	Koninklijke DSM NV	88,467	10,406
	Heineken NV	119,685	9,998
	Universal Music Group NV	370,103	7,267
	NN Group NV	154,396	6,537
	ArcelorMittal SA	264,398	5,910
	Koninklijke Philips NV	456,384	5,789
	Akzo Nobel NV	90,034	5,558
	ASM International NV	23,279	5,150
	Koninklijke KPN NV	1,676,534	4,689
[1]	Aegon NV	914,366	4,233
	IMCD NV	29,720	3,854
47

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Heineken Holding NV	53,380	3,642
	EXOR NV (XAMS)	47,537	3,195
	ASR Nederland NV	70,375	3,099
	Randstad NV	52,896	2,636
*	Unibail-Rodamco-Westfield	54,678	2,584
	BE Semiconductor Industries NV	39,900	2,033
[2]	ABN AMRO Bank NV GDR	197,427	1,941
	OCI NV	48,256	1,846
[2]	Signify NV	58,941	1,633
	Aalberts NV	45,753	1,587
*,2	Just Eat Takeaway.com NV	77,844	1,336
	Arcadis NV	34,581	1,174
	JDE Peet's NV	40,321	1,154
	SBM Offshore NV	80,431	1,088
*	Galapagos NV	23,081	1,053
	Allfunds Group plc	167,281	1,052
*,2	Intertrust NV	45,366	895
	Corbion NV	27,997	746
*,2	Alfen Beheer BV	6,564	696
*	EXOR NV	10,158	683
*	InPost SA	101,331	646
*	Fugro NV	48,712	633
	Koninklijke Vopak NV	30,757	628
	TKH Group NV GDR	17,380	615
*,1,2	Basic-Fit NV	23,307	587
	APERAM SA	22,041	575
	Eurocommercial Properties NV	25,151	553
	AMG Advanced Metallurgical Group NV	15,733	492
[2]	CTP NV	35,257	366
[1]	PostNL NV	207,848	325
[2]	Flow Traders	12,164	293
*	TomTom NV	34,247	268
	Vastned Retail NV	10,192	207
	Wereldhave NV	16,890	207
*	Koninklijke BAM Groep NV	90,114	197
	Majorel Group Luxembourg SA	9,565	196
	Brunel International NV	20,680	190
	NSI NV	7,906	189
	Sligro Food Group NV	12,587	183
*,2	Just Eat Takeaway.com NV (XLON)	9,964	171
*,1	Ebusco Holding NV	7,222	111
[2]	B&S Group Sarl	7,543	39
			293,668
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	308,829	3,510
	Spark New Zealand Ltd.	1,001,326	2,981
*	Auckland International Airport Ltd.	570,561	2,551
	Meridian Energy Ltd.	657,328	1,863
	Infratil Ltd.	350,638	1,780
	Mainfreight Ltd.	40,200	1,777
	Contact Energy Ltd.	400,187	1,755
	EBOS Group Ltd.	75,520	1,646
	Fletcher Building Ltd.	426,263	1,273
*	a2 Milk Co. Ltd.	337,819	1,138
	Mercury NZ Ltd.	322,138	1,089
[1]	Chorus Ltd.	209,654	1,012
		Shares	Market Value• ($000)
[1]	Ryman Healthcare Ltd.	205,048	999
*	SKYCITY Entertainment Group Ltd.	421,825	711
	Summerset Group Holdings Ltd.	105,618	594
	Goodman Property Trust	437,157	526
	Precinct Properties New Zealand Ltd.	675,233	484
	Freightways Ltd.	74,322	447
[1]	Genesis Energy Ltd.	231,807	381
*	Air New Zealand Ltd.	830,223	377
	Kiwi Property Group Ltd.	715,522	376
*	Vista Group International Ltd.	420,352	376
	Vector Ltd.	132,396	315
	Argosy Property Ltd.	433,607	299
	Vital Healthcare Property Trust	205,165	279
*	Pushpay Holdings Ltd.	381,240	276
	Stride Property Group	277,616	258
	Scales Corp. Ltd.	90,087	248
	Arvida Group Ltd.	334,695	245
	Heartland Group Holdings Ltd.	207,289	206
	Skellerup Holdings Ltd.	65,641	202
	SKY Network Television Ltd.	135,322	171
	Oceania Healthcare Ltd.	327,119	163
*	Tourism Holdings Ltd.	70,281	151
	KMD Brands Ltd.	240,079	151
*	Pacific Edge Ltd.	343,802	86
*	Serko Ltd.	40,373	70
*	Synlait Milk Ltd.	35,408	64
			30,830
Norway (0.2%)
	Equinor ASA	478,270	17,425
	DNB Bank ASA	519,297	9,185
	Aker BP ASA (XOSL)	149,681	4,755
	Norsk Hydro ASA	699,424	4,439
	Yara International ASA	87,287	3,896
	Mowi ASA	225,342	3,363
	Telenor ASA	324,198	2,946
	Orkla ASA	367,530	2,479
	TOMRA Systems ASA	120,418	1,945
	Storebrand ASA	228,395	1,777
	Gjensidige Forsikring ASA	86,677	1,584
	Kongsberg Gruppen ASA	34,784	1,247
	Subsea 7 SA	122,874	1,226
	Bakkafrost P/F	24,460	1,224
*	Nordic Semiconductor ASA	77,787	1,098
	Aker ASA Class A	14,284	1,008
*	Adevinta ASA	138,641	949
	SpareBank 1 SR-Bank ASA	86,141	877
	Salmar ASA	25,663	870
	TGS ASA	60,760	827
*	NEL ASA	676,049	826
	Schibsted ASA Class B	53,733	799
[1]	Frontline Ltd.	55,906	699
	Var Energi ASA	195,803	666
	SpareBank 1 SMN	61,573	665
	Borregaard ASA	44,130	593
	Leroy Seafood Group ASA	120,937	557
		Shares	Market Value• ($000)
*,1,2	AutoStore Holdings Ltd.	279,558	528
*	Golden Ocean Group Ltd.	59,011	492
	Atea ASA	42,801	476
	Schibsted ASA Class A	30,712	474
	Wallenius Wilhelmsen ASA	62,865	447
	Aker Solutions ASA	115,253	440
	Veidekke ASA	52,587	437
[2]	Scatec ASA	61,320	434
	FLEX LNG Ltd.	13,722	426
[2]	Elkem ASA	125,425	417
	DNO ASA	291,998	380
	Bonheur ASA	12,277	349
[2]	BW LPG Ltd.	41,482	336
[2]	Entra ASA	35,351	322
	Austevoll Seafood ASA	43,237	320
	Hafnia Ltd.	58,432	301
*	Kahoot! ASA	139,297	297
*,2	Crayon Group Holding ASA	35,256	292
	MPC Container Ships ASA	132,278	209
	Stolt-Nielsen Ltd.	7,735	186
	Grieg Seafood ASA	26,579	184
*	Aker Carbon Capture ASA	151,502	171
	Sparebank 1 Oestlandet	14,697	159
*	Aker Horizons Holding ASA	119,449	150
*	BW Energy Ltd.	45,246	114
	Arendals Fossekompani A/S	4,855	111
	BW Offshore Ltd.	39,903	101
*	Norway Royal Salmon ASA	7,755	99
*	Hexagon Composites ASA	43,276	99
			76,676
Pakistan (0.0%)
	MCB Bank Ltd.	411,320	227
	Fauji Fertilizer Co. Ltd.	469,991	220
	Engro Corp. Ltd.	173,226	185
*	Lucky Cement Ltd.	69,998	154
*	TRG Pakistan	249,819	125
	Hub Power Co. Ltd.	384,498	115
	Bank Alfalah Ltd.	784,468	111
	Pakistan State Oil Co. Ltd.	171,596	109
	Habib Bank Ltd.	325,961	103
	Pakistan Oilfields Ltd.	53,810	94
	Millat Tractors Ltd.	26,805	81
	Engro Fertilizers Ltd.	189,840	70
	Pakistan Petroleum Ltd.	260,712	61
	Oil & Gas Development Co. Ltd.	177,400	56
	United Bank Ltd.	95,600	46
	Nishat Mills Ltd.	116,000	32
	Searle Co. Ltd.	79,090	27
	DG Khan Cement Co. Ltd.	90,500	21
			1,837
Philippines (0.1%)
	SM Prime Holdings Inc.	5,157,350	2,817
	Bdo Unibank Inc.	954,294	2,109
	Ayala Corp.	149,595	1,736
48

Total World Stock Index Fund
		Shares	Market Value• ($000)
	International Container Terminal Services Inc.	564,300	1,692
	Ayala Land Inc.	3,742,400	1,661
	Bank of The Philippines Islands	882,960	1,468
	PLDT Inc.	45,165	1,274
	JG Summit Holdings Inc.	1,409,323	1,055
	Universal Robina Corp.	422,390	894
	Jollibee Foods Corp.	207,330	832
	Metropolitan Bank & Trust Co.	828,509	744
[2]	Monde Nissin Corp.	3,498,200	709
	Manila Electric Co.	121,965	636
	Globe Telecom Inc.	14,194	572
	Metro Pacific Investments Corp.	7,516,300	476
*	Cebu Air Inc.	675,340	423
*	Emperador Inc.	1,147,200	388
	Aboitiz Power Corp.	700,320	384
	Wilcon Depot Inc.	747,100	380
	Semirara Mining & Power Corp. Class A	591,836	360
	GT Capital Holdings Inc.	48,085	344
	San Miguel Corp.	198,800	330
	AC Energy Corp.	3,034,885	330
	Security Bank Corp.	215,650	323
	Robinsons Retail Holdings Inc.	337,760	313
	Alliance Global Group Inc.	1,938,100	302
*	Converge Information and Communications Technology Solutions Inc.	1,323,800	283
	Puregold Price Club Inc.	511,480	265
	DMCI Holdings Inc.	1,475,900	243
	Robinson's Land Corp.	753,861	194
	LT Group Inc.	1,264,300	177
*	Bloomberry Resorts Corp.	1,343,300	163
	Century Pacific Food Inc.	394,200	162
	Megaworld Corp.	4,417,900	159
	AREIT Inc.	278,300	149
	San Miguel Food and Beverage Inc.	216,070	137
	Filinvest Land Inc.	9,974,000	134
	RL Commercial REIT Inc.	1,536,400	134
	Nickel Asia Corp.	1,574,100	132
	Manila Water Co. Inc.	427,700	121
	D&L Industries Inc.	751,700	102
	First Gen Corp.	286,238	77
	Vista Land & Lifescapes Inc.	1,638,160	49
			25,233
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	204,397	2,347
	Powszechna Kasa Oszczednosci Bank Polski SA	414,034	2,256
*,2	Dino Polska SA	23,499	1,534
	Powszechny Zaklad Ubezpieczen SA	268,684	1,505
	KGHM Polska Miedz SA	74,350	1,486
		Shares	Market Value• ($000)
	Bank Polska Kasa Opieki SA	74,655	1,224
	LPP SA	534	925
*	Polskie Gornictwo Naftowe i Gazownictwo SA	849,477	903
*,1,2	Allegro.eu SA	183,480	890
[1]	CD Projekt SA	30,899	821
	Santander Bank Polska SA	13,486	716
	Warsaw Stock Exchange	81,687	553
*	Alior Bank SA	84,987	522
	KRUK SA	8,768	511
	Cyfrowy Polsat SA	113,971	427
	Asseco Poland SA	26,487	381
*	mBank SA	6,177	346
	Orange Polska SA	271,666	343
*,2	Pepco Group NV	48,672	342
*	PGE Polska Grupa Energetyczna SA	244,193	278
*	Bank Millennium SA	293,323	267
*	Tauron Polska Energia SA	581,627	236
*,1	Jastrzebska Spolka Weglowa SA	21,805	189
	Bank Handlowy w Warszawie SA	11,626	150
*	Enea SA	121,022	132
*	Grupa Azoty SA	18,927	130
	Kernel Holding SA	34,594	120
*,1	CCC SA	13,354	103
*	Ciech SA	13,778	97
*	AmRest Holdings SE	24,770	95
			19,829
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,442,639	6,303
	Jeronimo Martins SGPS SA	140,294	2,903
	Galp Energia SGPS SA	247,444	2,512
	EDP Renovaveis SA	116,787	2,458
	NOS SGPS SA	243,447	954
	Banco Comercial Portugues SA Class R	3,402,397	485
	Sonae SGPS SA	501,344	481
	REN - Redes Energeticas Nacionais SGPS SA	181,547	470
	Navigator Co. SA	112,017	427
	CTT-Correios de Portugal SA	84,886	262
	Greenvolt-Energias Renovaveis SA	30,676	236
	Corticeira Amorim SGPS SA	20,927	202
	Altri SGPS SA	31,778	177
	Semapa-Sociedade de Investimento e Gestao	5,989	76
			17,946
Qatar (0.1%)
	Qatar National Bank QPSC	2,243,424	12,284
	Qatar Islamic Bank SAQ	914,792	6,121
	Industries Qatar QSC	805,775	3,488
	Masraf Al Rayan QSC	3,109,531	3,276
	Commercial Bank PSQC	1,696,108	2,932
	Qatar International Islamic Bank QSC	567,947	1,804
		Shares	Market Value• ($000)
	Qatar Gas Transport Co. Ltd.	1,341,089	1,510
	Qatar Fuel QSC	283,923	1,488
	Mesaieed Petrochemical Holding Co.	2,158,152	1,346
	Qatar Electricity & Water Co. QSC	214,349	1,089
	Ooredoo QPSC	381,646	1,023
	Barwa Real Estate Co.	935,807	873
	Qatar Navigation QSC	269,822	760
	Doha Bank QPSC	1,146,147	694
	Qatar Aluminum Manufacturing Co.	1,449,416	645
	Qatar Insurance Co. SAQ	909,409	539
	Vodafone Qatar QSC	803,696	370
	United Development Co. QSC	853,995	336
*	Ezdan Holding Group QSC	889,166	294
	Medicare Group	150,777	288
*	Gulf International Services QSC	464,828	232
	Al Meera Consumer Goods Co. QSC	42,068	202
			41,594
Romania (0.0%)
	Banca Transilvania SA	259,583	889
	OMV Petrom SA (XAMS)	6,534,409	594
	Societatea Nationala Nuclearelectrica SA	27,936	226
	One United Properties SA	796,565	198
*	MED Life SA	35,267	116
*	OMV Petrom SA	674,419	61
	Teraplast SA	521,432	54
			2,138
Russia (0.0%)
*,3	Inter Rao Ues PJSC	21,942,572	—
[3]	MMC Norilsk Nickel PJSC ADR	41,515	—
*,3	Sberbank of Russia PJSC	4,728,611	—
[3]	Mobile TeleSystems PJSC ADR	8,900	—
*,3	Moscow Exchange MICEX-RTS PJSC	658,425	—
[3]	Magnit PJSC GDR (Registered)	55,799	—
[3]	MMC Norilsk Nickel PJSC	19,363	—
[3]	LUKOIL PJSC ADR	7,567	—
*,3	Gazprom PJSC ADR	313,870	—
*,3	Surgutneftegas PJSC ADR	47,140	—
[3]	Tatneft PSJC ADR	54,709	—
*,3	Mechel PJSC Preference Shares	45,248	—
*,3	Alrosa PJSC	1,231,670	—
[3]	PhosAgro PJSC	15,783	—
[2,3]	Detsky Mir PJSC	260,150	—
[3]	United Co. Rusal International	1,172,328	—
[3]	Unipro PJSC	4,599,900	—
[3]	OGK-2 PJSC	12,702,000	—
*,3	Polyus PJSC	13,233	—
[3]	Raspadskaya OJSC	42,160	—
*,3	TGC-1 PJSC	1,082,800,000	—
*,3	RusHydro PJSC	48,994,242	—
*,3	Aeroflot PJSC	460,151	—
[3]	Rostelecom PJSC	423,403	—
49

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	Mechel PJSC	111,128	—
[3]	Tatneft PJSC	225,781	—
[3]	Rosseti Lenenergo PJSC Preference Shares	65,770	—
*,3	LSR Group PJSC Class A	8,952	—
[3]	Novolipetskiy Metallurgicheskiy Kombinat PJSC	493,984	—
[3]	Mobile TeleSystems PJSC	325,942	—
[3]	Magnit PJSC	21,158	—
[3]	Novatek PJSC	475,632	—
[3]	Gazprom PJSC	4,172,369	—
*,3	Mosenergo PJSC	4,418,467	—
[3]	Transneft PJSC Preference Shares	665	—
*,3	Federal Grid Co.	97,070,000	—
[3]	Lukoil PJSC	169,538	—
[3]	M Video PJSC	64,788	—
[3]	Rosneft Oil Co. PJSC	468,990	—
[3]	Magnitogorsk Iron & Steel Works PJSC	837,541	—
[3]	Tatneft PJSC Preference Shares	206,884	—
*,3	VTB Bank PJSC	2,095,416,403	—
*,3	ROSSETI PJSC	10,882,193	—
*,3	ENEL RUSSIA PJSC	10,241,000	—
[3]	Bashneft PJSC Preference Shares	5,732	—
*,3	Sistema PJSFC	1,740,320	—
[3]	Severstal PAO PJSC	82,549	—
[3]	Surgutneftegas PJSC	3,687,540	—
[3]	Surgutneftegas PJSC Preference Shares	3,000,000	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
[3]	Sovcomflot PJSC	170,280	—
[3]	Samolet Group	3,481	—
[3]	Novorossiysk Commercial Sea Port PJSC	2,266,500	—
[3]	Bank St. Petersburg PJSC	83,530	—
[3]	IDGC of Centre and Volga Region PJSC	41,250,000	—
[3]	Cherkizovo Group PJSC	224	—
[2,3]	Segezha Group PJSC	947,500	—
*,3	PhosAgro PJSC GDR	214	—
			—
Saudi Arabia (0.5%)
*	Al Rajhi Bank	989,927	22,447
	Saudi National Bank	1,117,488	17,662
[2]	Saudi Arabian Oil Co.	1,409,900	13,085
	Saudi Basic Industries Corp.	452,736	10,630
	Saudi Telecom Co.	929,879	9,990
*	Saudi Arabian Mining Co.	406,763	9,054
	Riyad Bank	745,971	7,130
	Saudi British Bank	507,343	5,877
	SABIC Agri-Nutrients Co.	117,705	4,973
	Alinma Bank	488,865	4,877
	Banque Saudi Fransi	296,512	3,408
*	Bank AlBilad	250,548	3,384
	International Co. For Water & Power Projects	65,902	3,051
	Arab National Bank	336,789	2,892
	Saudi Electricity Co.	402,207	2,888
		Shares	Market Value• ($000)
	Dr Sulaiman Al Habib Medical Services Group Co.	45,074	2,719
	Sahara International Petrochemical Co.	186,430	2,007
	Etihad Etisalat Co.	195,719	1,905
	Almarai Co. JSC	122,232	1,830
	Yanbu National Petrochemical Co.	136,218	1,620
	Bupa Arabia for Cooperative Insurance Co.	28,271	1,452
	Mouwasat Medical Services Co.	23,689	1,379
	Jarir Marketing Co.	30,423	1,327
*	Saudi Kayan Petrochemical Co.	359,354	1,259
	Bank Al-Jazira	197,246	1,227
	Saudi Investment Bank	247,238	1,193
	Nahdi Medical Co.	22,602	1,190
	Saudi Industrial Investment Group	184,467	1,102
	Elm Co.	12,423	1,092
	Savola Group	130,662	1,018
	Saudi Tadawul Group Holding Co.	17,298	999
*	Dar Al Arkan Real Estate Development Co.	263,841	944
	Dallah Healthcare Co.	20,216	862
*	Saudi Research & Media Group	15,807	847
	Arabian Internet & Communications Services Co.	12,625	833
	Abdullah Al Othaim Markets Co.	25,351	766
*	Mobile Telecommunications Co. Saudi Arabia	211,062	729
	Advanced Petrochemical Co.	61,556	725
*	Rabigh Refining & Petrochemical Co.	194,303	704
*	Co. for Cooperative Insurance	30,507	688
	Saudi Cement Co.	42,890	608
	Al Hammadi Co. for Development and Investment	49,256	589
*	National Industrialization Co.	157,180	559
	Southern Province Cement Co.	37,373	545
*	Emaar Economic City	207,358	529
*	Seera Group Holding	96,350	489
	Saudia Dairy & Foodstuff Co.	7,740	484
	United Electronics Co.	21,699	441
	Yanbu Cement Co.	38,524	427
	Qassim Cement Co.	20,322	408
*	Yamama Cement Co.	50,972	398
*	Saudi Airlines Catering Co.	18,494	381
	Arabian Centres Co. Ltd.	68,588	356
	Aldrees Petroleum and Transport Services Co.	18,366	355
	Leejam Sports Co. JSC	16,538	348
*	Saudi Ground Services Co.	43,312	300
	BinDawood Holding Co.	17,525	298
		Shares	Market Value• ($000)
	Jadwa REIT Saudi Fund	82,391	287
	Eastern Province Cement Co.	22,602	266
	Arabian Cement Co.	23,203	232
	National Gas & Industrialization Co.	15,883	227
	United International Transportation Co.	18,517	225
*	Saudi Real Estate Co.	63,454	212
	Arriyadh Development Co.	37,972	205
	Astra Industrial Group	13,957	204
*	Methanol Chemicals Co.	24,403	200
*	National Agriculture Development Co.	24,421	169
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,425	165
	Saudi Ceramic Co.	14,212	157
	National Medical Care Co.	7,877	147
*	Middle East Healthcare Co.	13,925	120
	Saudi Chemical Co. Holding	14,736	115
	City Cement Co.	21,222	115
*	Saudi Public Transport Co.	22,688	102
	Hail Cement Co.	29,572	100
	Najran Cement Co.	28,468	96
*	Aseer Trading Tourism & Manufacturing Co.	28,158	95
	Bawan Co.	9,330	93
	Tabuk Cement Co.	19,317	90
	Northern Region Cement Co.	26,787	84
*	Zamil Industrial Investment Co.	17,264	82
*	Al Jouf Cement Co.	26,022	80
*	Dur Hospitality Co.	13,720	78
*	Herfy Food Services Co.	7,093	74
*	Mediterranean & Gulf Insurance & Reinsurance Co.	26,634	69
*	Fawaz Abdulaziz Al Hokair & Co.	14,094	65
			163,434
Singapore (0.4%)
	DBS Group Holdings Ltd.	916,178	22,150
	Oversea-Chinese Banking Corp. Ltd.	1,794,838	15,407
	United Overseas Bank Ltd.	659,700	12,943
	Singapore Telecommunications Ltd.	3,873,800	6,821
	Ascendas REIT	2,182,713	4,038
*	Grab Holdings Ltd.	1,481,562	3,852
	Keppel Corp. Ltd.	679,513	3,345
	CapitaLand Integrated Commercial Trust	2,432,617	3,228
	Wilmar International Ltd.	1,039,937	2,849
	Capitaland Investment Ltd.	1,256,000	2,671
	Singapore Exchange Ltd.	400,710	2,383
	Mapletree Industrial Trust	1,415,692	2,201
50

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Singapore Airlines Ltd.	591,936	2,196
	Mapletree Logistics Trust	1,614,915	1,733
	Singapore Technologies Engineering Ltd.	713,100	1,662
	Genting Singapore Ltd.	2,679,800	1,524
	Venture Corp. Ltd.	125,800	1,416
	City Developments Ltd.	249,000	1,342
	Mapletree Commercial Trust	1,049,659	1,178
	Frasers Logistics & Commercial Trust	1,373,776	1,068
	Jardine Cycle & Carriage Ltd.	45,388	953
	UOL Group Ltd.	214,355	936
	Suntec REIT	1,007,100	918
	Keppel DC REIT	702,988	874
	Sembcorp Industries Ltd.	421,231	866
	ComfortDelGro Corp. Ltd.	947,700	851
	Haw Par Corp. Ltd.	120,000	801
	Keppel REIT	1,245,888	788
	NetLink NBN Trust	1,286,100	777
	Frasers Centrepoint Trust	487,852	717
	Ascott Residence Trust	1,051,463	709
	Golden Agri-Resources Ltd.	3,153,719	647
	ESR-REIT	2,656,680	638
*	Sembcorp Marine Ltd.	6,707,042	601
	Keppel Infrastructure Trust	1,605,235	601
*	SATS Ltd.	309,400	597
	Parkway Life REIT	194,186	548
	Raffles Medical Group Ltd.	493,400	464
	Hutchison Port Holdings Trust Class U	2,735,500	447
	CDL Hospitality Trusts	523,279	429
	CapitaLand China Trust	599,068	410
	Bumitama Agri Ltd.	971,200	408
	Lendlease Global Commercial REIT	821,214	406
	SPH REIT	703,313	405
	Ascendas India Trust	497,400	394
	Olam Group Ltd.	355,200	336
	AIMS APAC REIT	370,400	322
	First Resources Ltd.	293,100	308
	StarHub Ltd.	384,200	290
	Manulife US REIT	783,584	286
	OUE Commercial REIT	1,210,175	278
	AEM Holdings Ltd.	116,100	263
	Cromwell European REIT	166,820	259
	Keppel Pacific Oak US REIT	462,700	250
	Starhill Global REIT	647,200	236
	Far East Hospitality Trust	472,400	192
	Singapore Post Ltd.	499,000	191
	Sheng Siong Group Ltd.	168,000	185
	iFAST Corp. Ltd.	64,500	185
	Prime US REIT	383,400	180
	First REIT	1,043,136	177
		Shares	Market Value• ($000)
	Thomson Medical Group Ltd.	3,104,800	169
	Hour Glass Ltd.	114,900	158
	Digital Core REIT Management Private Ltd.	310,200	155
*	SIA Engineering Co. Ltd.	98,500	150
	Sabana Industrial REIT	483,500	140
	UMS Holdings Ltd.	215,800	136
*	Yoma Strategic Holdings Ltd.	1,597,400	94
	Nanofilm Technologies International Ltd.	74,400	92
	Riverstone Holdings Ltd.	211,900	81
*	COSCO Shipping International Singapore Co. Ltd.	379,700	43
	Silverlake Axis Ltd.	113,679	26
*,3	Best World International Ltd.	20,184	19
*,1,3	Ezra Holdings Ltd.	344,056	3
*,3	Eagle Hospitality Trust	242,300	—
			115,396
South Africa (0.4%)
	Naspers Ltd. Class N	107,982	11,131
[1]	FirstRand Ltd.	2,536,495	8,867
	MTN Group Ltd.	925,076	6,538
	Standard Bank Group Ltd.	686,288	6,407
	Sasol Ltd.	283,940	4,773
[1]	Capitec Bank Holdings Ltd.	42,719	4,423
	Absa Group Ltd.	403,326	4,380
	Impala Platinum Holdings Ltd.	416,888	4,268
	Gold Fields Ltd.	440,704	3,530
	Sibanye Stillwater Ltd.	1,434,539	3,360
	Shoprite Holdings Ltd.	236,187	3,006
	Anglogold Ltd.	217,964	2,846
	Sanlam Ltd.	940,884	2,743
	Nedbank Group Ltd.	222,638	2,636
	Bid Corp. Ltd.	160,500	2,583
	Anglo American Platinum Ltd.	26,982	2,148
	Clicks Group Ltd.	117,141	1,985
	Vodacom Group Ltd.	288,720	1,967
	Bidvest Group Ltd.	160,215	1,851
	Remgro Ltd.	244,322	1,818
*	Discovery Ltd.	268,013	1,753
*	Northam Platinum Holdings Ltd.	175,856	1,645
	Aspen Pharmacare Holdings Ltd.	186,791	1,536
	Woolworths Holdings Ltd.	446,918	1,533
[2]	Pepkor Holdings Ltd.	1,042,670	1,289
	Exxaro Resources Ltd.	114,517	1,276
[1]	Growthpoint Properties Ltd.	1,751,161	1,235
	Old Mutual Ltd. (XZIM)	2,143,672	1,217
	Mr Price Group Ltd.	124,384	1,197
	Multichoice Group	182,255	1,191
	NEPI Rockcastle NV	219,709	1,104
	Reinet Investments SCA	64,554	1,035
	Foschini Group Ltd.	153,830	962
	Thungela Resources Ltd.	61,172	962
*	Sappi Ltd.	282,392	870
		Shares	Market Value• ($000)
	African Rainbow Minerals Ltd.	60,755	856
	Tiger Brands Ltd.	82,090	831
	SPAR Group Ltd.	95,530	810
	Truworths International Ltd.	284,482	810
	Life Healthcare Group Holdings Ltd.	732,028	787
	Momentum Metropolitan Holdings	767,927	717
	Investec Ltd.	141,786	697
	Redefine Properties Ltd.	3,113,832	692
	Harmony Gold Mining Co. Ltd.	240,653	666
[1]	AVI Ltd.	162,265	650
	Transaction Capital Ltd.	288,393	645
	Barloworld Ltd.	100,195	561
	Pick n Pay Stores Ltd.	169,566	545
[1]	Rand Merchant Investment Holdings Ltd.	338,927	525
	Netcare Ltd.	614,660	523
	Motus Holdings Ltd.	74,778	472
	Kumba Iron Ore Ltd.	24,844	467
	Resilient REIT Ltd.	157,411	438
*	Distell Group Holdings Ltd.	46,316	438
[2]	Dis-chem Pharmacies Ltd.	207,475	379
	Hyprop Investments Ltd.	188,081	379
[1]	Equites Property Fund Ltd.	436,346	373
	Vukile Property Fund Ltd.	502,898	369
*	Fortress REIT Ltd. Class A	628,691	354
	Super Group Ltd.	216,350	306
	KAP Industrial Holdings Ltd.	1,215,044	306
	Royal Bafokeng Platinum Ltd.	37,175	299
	Ninety One Ltd.	117,635	277
	Omnia Holdings Ltd.	66,723	262
	Advtech Ltd.	263,200	255
	Attacq Ltd.	679,647	253
*	Telkom SA SOC Ltd.	117,167	233
	AECI Ltd.	45,345	228
*	Steinhoff International Holdings NV	2,135,885	220
	Santam Ltd.	14,925	206
	Reunert Ltd.	77,073	194
	JSE Ltd.	33,129	183
	MAS Real Estate Inc.	167,179	183
	Coronation Fund Managers Ltd.	98,576	176
	Raubex Group Ltd.	107,465	168
	SA Corporate Real Estate Ltd.	1,346,692	168
	Tsogo Sun Gaming Ltd.	262,465	165
	DataTec Ltd.	67,595	152
	Astral Foods Ltd.	15,486	149
	Cashbuild Ltd.	13,879	145
	Investec Property Fund Ltd.	244,893	136
	Sun International Ltd.	71,834	129
*	Blue Label Telecoms Ltd.	432,314	121
*	Wilson Bayly Holmes-Ovcon Ltd.	22,336	117
	Curro Holdings Ltd.	249,842	115
51

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Massmart Holdings Ltd.	31,813	106
*	Fortress REIT Ltd. Class B	440,214	101
*,1	Brait plc	387,075	92
	Emira Property Fund Ltd.	143,141	82
	Adcock Ingram Holdings Ltd.	28,993	75
	DRDGOLD Ltd.	138,281	71
	Alexander Forbes Group Holdings Ltd.	171,753	46
*	Steinhoff International Holdings NV (XETR)	19,964	2
	Kaap Agri Ltd.	1	—
*	CA Sales Holdings Ltd.	1	—
			119,770
South Korea (1.3%)
	Samsung Electronics Co. Ltd.	2,430,507	101,157
	SK Hynix Inc.	271,228	15,702
	Samsung Electronics Co. Ltd. Preference Shares	365,988	13,678
	Samsung SDI Co. Ltd.	25,109	12,954
	LG Chem Ltd.	22,986	10,087
	NAVER Corp.	71,826	8,520
	Celltrion Inc.	57,771	7,766
	Hyundai Motor Co.	62,606	7,215
	POSCO Holdings Inc.	37,188	6,482
*	LG Energy Solution	17,430	6,449
	Kia Corp.	130,854	6,081
	Shinhan Financial Group Co. Ltd.	237,689	6,041
	Kakao Corp.	157,570	5,590
*,2	Samsung Biologics Co. Ltd.	9,037	5,554
	KB Financial Group Inc.	156,700	5,273
	Hyundai Mobis Co. Ltd.	30,440	4,669
	Hana Financial Group Inc.	145,915	4,219
	KT&G Corp.	54,644	3,670
	Samsung C&T Corp.	43,041	3,573
[1]	SK Innovation Co. Ltd.	25,210	3,053
	LG Electronics Inc.	51,969	2,968
	Woori Financial Group Inc.	320,290	2,643
	SK Inc.	17,495	2,622
[1]	Celltrion Healthcare Co. Ltd.	49,716	2,419
	LG Corp.	42,940	2,384
	Samsung Fire & Marine Insurance Co. Ltd.	16,489	2,313
	Samsung Electro-Mechanics Co. Ltd.	26,961	2,283
	Korea Zinc Co. Ltd.	4,912	2,203
	NCSoft Corp.	7,934	2,167
*	Hanwha Solutions Corp.	60,871	2,012
[1]	POSCO Chemical Co. Ltd.	13,900	1,941
[1]	HMM Co. Ltd.	144,019	1,927
[1]	L&F Co. Ltd.	12,146	1,914
*	Doosan Heavy Industries & Construction Co. Ltd.	202,680	1,881
	Samsung Life Insurance Co. Ltd.	39,095	1,848
*,1	Krafton Inc.	14,814	1,840
		Shares	Market Value• ($000)
	Hyundai Motor Co. Preference Shares (XKRS)	30,993	1,734
	Korea Electric Power Corp.	133,368	1,564
[1]	Ecopro BM Co. Ltd.	18,812	1,515
	Samsung SDS Co. Ltd.	16,985	1,488
	KB Financial Group Inc. ADR	43,133	1,447
	LG Innotek Co. Ltd.	6,859	1,423
	S-Oil Corp.	23,011	1,395
	LG Household & Health Care Ltd.	3,891	1,390
*	Korean Air Lines Co. Ltd.	84,644	1,371
*	Samsung Engineering Co. Ltd.	79,073	1,321
	CJ CheilJedang Corp.	4,475	1,299
	Coway Co. Ltd.	32,664	1,267
*	SK Square Co. Ltd.	47,947	1,240
*,1	HLB Inc. (XKOS)	43,142	1,223
	Hyundai Engineering & Construction Co. Ltd.	46,750	1,143
*	Samsung Heavy Industries Co. Ltd.	315,250	1,138
	Korea Aerospace Industries Ltd.	33,627	1,117
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	21,224	1,081
	Hyundai Glovis Co. Ltd.	8,843	1,078
[1]	WONIK IPS Co. Ltd.	54,719	1,053
	Hyundai Heavy Industries Holdings Co. Ltd.	24,567	1,049
	LG Chem Ltd. Preference Shares	5,158	1,045
*,1	KakaoBank Corp.	81,906	980
	LG Display Co. Ltd.	109,647	979
[1]	Yuhan Corp.	23,007	965
	Ecopro Co. Ltd.	9,074	901
	Industrial Bank of Korea	121,159	888
	Hankook Tire & Technology Co. Ltd.	33,684	863
	Hanwha Aerospace Co. Ltd.	17,980	837
	Samsung SDI Co. Ltd. Preference Shares	3,502	837
	LG Uplus Corp.	103,612	832
	Hyundai Motor Co. Preference Shares	15,138	832
	DB Insurance Co. Ltd.	20,948	827
[1]	Kumho Petrochemical Co. Ltd.	8,991	824
	GS Holdings Corp.	24,674	796
*	Kangwon Land Inc.	48,680	785
	Amorepacific Corp.	12,098	785
	Lotte Chemical Corp.	7,529	780
	SKC Co. Ltd.	10,566	765
	Orion Corp.Republic of Korea	10,485	746
	Hyundai Marine & Fire Insurance Co. Ltd.	31,908	745
	SK Telecom Co. Ltd.	20,935	736
*,1	HYBE Co. Ltd.	8,670	734
[1]	Hotel Shilla Co. Ltd.	16,027	730
	Hyundai Steel Co.	36,835	725
[1]	F&F Co. Ltd.	7,105	724
		Shares	Market Value• ($000)
	Korea Investment Holdings Co. Ltd.	20,272	704
*	Hyundai Mipo Dockyard Co. Ltd.	10,819	696
	Mirae Asset Securities Co. Ltd. Preference Shares	265,350	674
	E-MART Inc.	11,201	664
	Cheil Worldwide Inc.	38,524	660
	BNK Financial Group Inc.	143,194	643
	Hanmi Pharm Co. Ltd.	3,598	638
	Samsung Securities Co. Ltd.	27,844	619
*	Hyundai Rotem Co. Ltd.	35,729	610
*,1	SK Bioscience Co. Ltd.	11,369	601
[1]	OCI Co. Ltd.	8,245	589
*,1	SK Biopharmaceuticals Co. Ltd.	14,452	588
[1]	DB HiTek Co. Ltd.	18,856	584
	Meritz Fire & Marine Insurance Co. Ltd.	26,368	581
*,1	Hyundai Heavy Industries Co. Ltd.	7,551	577
	Fila Holdings Corp.	23,974	549
	Shinsegae Inc.	3,622	539
	Woongjin Thinkbig Co. Ltd.	337,314	539
	Youngone Corp.	15,613	517
	LG Household & Health Care Ltd. Preference Shares	2,610	513
*	CosmoAM&T Co. Ltd.	10,520	494
	Hansol Chemical Co. Ltd.	3,728	484
	Mando Corp.	13,900	481
*,1,2	SK IE Technology Co. Ltd.	12,800	466
[1]	SM Entertainment Co. Ltd.	9,086	453
	JYP Entertainment Corp.	11,551	449
	GS Retail Co. Ltd.	25,046	446
[1]	CS Wind Corp.	10,815	446
	LS Corp.	9,531	444
	Hyundai Wia Corp.	10,205	437
	GS Engineering & Construction Corp.	28,720	436
	NH Investment & Securities Co. Ltd.	68,382	430
*,1	Alteogen Inc.	16,629	427
	LEENO Industrial Inc.	4,414	423
	Mirae Asset Securities Co. Ltd.	94,395	420
	Lotte Shopping Co. Ltd.	6,809	417
	Dongkuk Steel Mill Co. Ltd.	51,873	416
*	Pearl Abyss Corp.	14,167	412
	Hanon Systems	75,221	411
	JB Financial Group Co. Ltd.	80,396	405
	SK Chemicals Co. Ltd.	6,442	399
	DL E&C Co. Ltd.	16,399	396
	DGB Financial Group Inc.	82,047	391
*,1	Celltrion Pharm Inc.	8,230	390
[1]	LIG Nex1 Co. Ltd.	5,464	390
	S-1 Corp.	8,589	376
	BGF retail Co. Ltd.	2,854	373
[1]	KCC Corp.	2,168	370
52

Total World Stock Index Fund
		Shares	Market Value• ($000)
	LOTTE Fine Chemical Co. Ltd.	9,334	367
	LX International Corp.	12,485	356
	Samsung Card Co. Ltd.	16,192	351
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	27,307	350
*,1	Kakao Games Corp.	12,630	349
*	STCUBE	26,717	348
	Posco International Corp.	23,993	347
	Douzone Bizon Co. Ltd.	16,214	347
	Amorepacific Corp. Preference Shares	13,430	347
	ENF Technology Co. Ltd.	20,990	336
[1]	NongShim Co. Ltd.	1,570	333
	Eo Technics Co. Ltd.	7,206	329
	KIWOOM Securities Co. Ltd.	5,821	329
	LG Electronics Inc. Preference Shares	11,659	324
	Shinhan Financial Group Co. Ltd. ADR	12,816	324
[1]	SD Biosensor Inc.	15,618	323
[1]	Daejoo Electronic Materials Co. Ltd.	5,071	319
	Lotte Corp.	13,840	316
	Hanwha Corp.	17,659	314
[1]	SIMMTECH Co. Ltd.	12,556	311
	SSANGYONG C&E Co. Ltd.	77,503	309
	Iljin Materials Co. Ltd.	7,232	307
	Pan Ocean Co. Ltd.	101,798	307
*,1	Hanjin Kal Corp.	10,967	306
	Korea Gas Corp.	12,410	303
	Dongsuh Cos. Inc.	20,882	299
	CJ Corp.	5,859	295
	Meritz Securities Co. Ltd.	113,662	295
[1]	Hyosung Advanced Materials Corp.	1,317	294
*,1	HLB Life Science Co. Ltd.	34,383	292
	Daishin Securities Co. Ltd. Preference Shares	31,405	291
*,1	Naturecell Co. Ltd.	23,800	288
*	SOLUM Co. Ltd.	23,843	288
[1]	DL Holdings Co. Ltd.	6,552	282
	HK inno N Corp.	11,080	282
[1,2]	Netmarble Corp.	8,932	279
[1]	Seegene Inc.	13,628	274
*	CJ Logistics Corp.	4,399	271
	People & Technology Inc.	8,261	267
	Kolon Industries Inc.	8,682	264
	Chunbo Co. Ltd.	1,679	257
	Humasis Co. Ltd.	17,514	257
	Daishin Securities Co. Ltd.	26,048	255
[1]	Dongjin Semichem Co. Ltd.	11,933	251
	Daou Technology Inc.	19,687	250
[1]	Advanced Nano Products Co. Ltd.	3,850	250
*,1	Kakaopay Corp.	10,073	249
	Innocean Worldwide Inc.	8,753	247
[1]	YG Entertainment Inc.	8,173	245
	JR Global REIT	82,399	244
*	CJ CGV Co. Ltd.	25,090	237
		Shares	Market Value• ($000)
	CJ ENM Co. Ltd.	4,558	234
	Hyundai Department Store Co. Ltd.	6,181	234
[1]	Green Cross Corp.	2,623	234
[1]	Wemade Co. Ltd.	7,558	234
[1]	Soulbrain Co. Ltd.	1,621	232
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,043	229
[1]	LS Electric Co. Ltd.	5,854	226
	Hyosung TNC Corp.	1,231	226
*,1	Doosan Fuel Cell Co. Ltd.	11,853	226
	Daeduck Electronics Co. Ltd.	13,041	224
	ST Pharm Co. Ltd.	3,818	223
*	Hyundai Bioscience Co. Ltd.	14,777	222
	Shin Poong Pharmaceutical Co. Ltd.	14,690	222
[1]	Hite Jinro Co. Ltd.	12,118	218
*,1	Hyundai Doosan Infracore Co. Ltd.	55,864	217
[1]	LX Semicon Co. Ltd.	3,726	216
	Samchully Co. Ltd.	1,099	215
	Dongwon Industries Co. Ltd.	1,320	213
[1]	Koh Young Technology Inc.	25,445	213
[1]	AMOREPACIFIC Group	12,187	211
[1]	Ottogi Corp.	679	210
	Poongsan Corp.	11,418	209
*,1	SAM KANG M&T Co. Ltd.	14,750	209
*	Daewoo Engineering & Construction Co. Ltd.	70,785	208
	Samsung Electronics Co. Ltd. GDR (Registered)	200	207
	Com2uSCorp	4,149	206
	Daewoong Pharmaceutical Co. Ltd.	1,793	203
	Doosan Bobcat Inc.	8,654	203
	Chong Kun Dang Pharmaceutical Corp.	3,413	201
*	NHN Corp.	12,518	201
*	Hugel Inc.	2,561	201
	AfreecaTV Co. Ltd.	3,587	200
	CJ CheilJedang Corp. Preference Shares	1,700	197
*	Chabiotech Co. Ltd.	21,371	197
*,1	KMW Co. Ltd.	11,857	196
[1]	MegaStudyEdu Co. Ltd.	3,258	196
	KEPCO Plant Service & Engineering Co. Ltd.	8,533	191
	SFA Engineering Corp.	7,090	190
[1]	Meritz Financial Group Inc.	12,474	190
	HAESUNG DS Co. Ltd.	7,122	189
	Halla Holdings Corp.	8,477	187
*	Hyundai Electric & Energy System Co. Ltd.	7,710	186
[1]	KEPCO Engineering & Construction Co. Inc.	5,282	184
		Shares	Market Value• ($000)
	Foosung Co. Ltd.	21,080	183
	ESR Kendall Square REIT Co. Ltd.	73,044	182
*	Bioneer Corp.	9,685	181
	Han Kuk Carbon Co.	23,265	181
[1]	Hyundai Elevator Co. Ltd.	10,016	177
	Korean Reinsurance Co.	34,130	176
*,1	Oscotec Inc.	13,659	174
	SK REIT Co. Ltd.	55,426	173
[1]	Hanwha Systems Co. Ltd.	21,949	172
*	Creative & Innovative System	18,667	171
*,1	Enchem Co. Ltd.	3,278	171
*	LegoChem Biosciences Inc.	7,142	170
	Ecopro HN Co. Ltd.	4,704	170
*,1	Taihan Electric Wire Co. Ltd.	161,065	169
[3]	Unid Co. Ltd.	3,105	168
	GC Cell Corp.	5,234	166
[1]	BH Co. Ltd.	9,805	165
	LOTTE REIT Co. Ltd.	64,933	164
*	Wysiwyg Studios Co. Ltd.	15,459	164
*	Pharmicell Co. Ltd.	22,766	163
	Hanwha Life Insurance Co. Ltd.	106,085	162
	NICE Information Service Co. Ltd.	17,427	159
	PI Advanced Materials Co. Ltd.	7,673	159
*,1	Paradise Co. Ltd.	15,864	158
*	GeneOne Life Science Inc.	30,471	158
*	Hana Tour Service Inc.	4,494	157
	Hanmi Semiconductor Co. Ltd.	18,832	155
	Lotte Chilsung Beverage Co. Ltd.	1,540	152
*,1	Myoung Shin Industrial Co. Ltd.	12,556	152
*,1	ABLBio Inc.	10,612	149
	SL Corp.	6,678	144
[1]	Kolmar Korea Co. Ltd.	5,995	144
	Dawonsys Co. Ltd.	12,010	144
*	Hanall Biopharma Co. Ltd.	14,377	143
*,1	Insun ENT Co. Ltd.	22,663	142
	Dentium Co. Ltd.	2,617	140
	SK Networks Co. Ltd.	49,736	140
*,1	Duk San Neolux Co. Ltd.	5,175	139
*	Neowiz	5,514	139
	Hyosung Corp.	2,867	138
	Tokai Carbon Korea Co. Ltd.	1,930	137
	Medytox Inc.	1,827	135
	KCC Glass Corp.	4,931	134
	Hyundai Autoever Corp.	1,619	134
	Nature Holdings Co. Ltd.	7,057	133
	GOLFZON Co. Ltd.	1,620	131
	Solus Advanced Materials Co. Ltd.	5,565	131
[1]	Doosan Co. Ltd.	2,397	130
[1]	Seojin System Co. Ltd.	12,648	130
	Green Cross Holdings Corp.	10,638	129
	Hyundai Construction Equipment Co. Ltd.	4,299	129
53

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	S&S Tech Corp.	7,371	128
	Seoul Semiconductor Co. Ltd.	17,246	126
[1]	Eugene Technology Co. Ltd.	8,350	126
[1]	Intellian Technologies Inc.	2,893	126
	Hansol Holdings Co. Ltd.	56,593	125
[1]	IS Dongseo Co. Ltd.	5,641	125
	HDC Hyundai Development Co-Engineering & Construction Class E	17,841	125
[1]	Park Systems Corp.	1,631	125
	Hanmi Science Co. Ltd.	5,510	124
*	SFA Semicon Co. Ltd.	40,560	123
	Daesang Corp.	8,390	123
	Tongyang Inc.	175,206	122
*	GemVax & Kael Co. Ltd.	13,995	122
	Lotte Rental Co. Ltd.	5,834	121
*	Genexine Inc.	7,664	120
*	Sam Chun Dang Pharm Co. Ltd.	5,544	119
	Jusung Engineering Co. Ltd.	14,734	118
	Eusu Holdings Co. Ltd.	24,450	118
[1]	Cosmax Inc.	3,643	117
	DoubleUGames Co. Ltd.	3,487	117
	Hanjin Transportation Co. Ltd.	8,540	116
*,1	Helixmith Co. Ltd.	13,268	116
*,1	NKMax Co. Ltd.	12,354	116
	Korea Electric Terminal Co. Ltd.	3,118	113
	Daewoong Co. Ltd.	7,674	111
	Huchems Fine Chemical Corp.	7,579	111
	SPC Samlip Co. Ltd.	2,239	111
	PharmaResearch Co. Ltd.	2,587	111
*	TY Holdings Co. Ltd.	14,814	110
*	Eoflow Co. Ltd.	9,734	110
*	Vaxcell-Bio Therapeutics Co. Ltd.	4,319	110
	Innox Advanced Materials Co. Ltd.	5,711	109
	Partron Co. Ltd.	18,924	109
	Ahnlab Inc.	2,466	108
*	Kumho Tire Co. Inc.	50,020	108
	Lutronic Corp.	8,544	108
*	Amicogen Inc.	8,149	108
*	Shinsung E&G Co. Ltd.	81,277	108
	i-SENS Inc.	4,404	107
	Hanwha Corp. Preference Shares	10,942	107
*,1	Hana Micron Inc.	16,330	107
	Orion Holdings Corp.	10,345	104
	iMarketKorea Inc.	14,356	104
	Hanwha Investment & Securities Co. Ltd.	59,216	102
[1]	Mcnex Co. Ltd.	5,314	102
*	Solid Inc.	33,987	101
	Youlchon Chemical Co. Ltd.	4,378	100
*	Asiana Airlines Inc.	13,793	100
		Shares	Market Value• ($000)
*	HLB Therapeutics Co. Ltd.	10,527	100
*,1	Cellivery Therapeutics Inc.	11,508	100
	Taekwang Industrial Co. Ltd.	199	98
*	Studio Dragon Corp.	2,043	98
*	LX Holdings Corp.	16,031	98
*	DIO Corp.	6,970	97
[1]	Hanssem Co. Ltd.	3,709	97
	Young Poong Corp.	219	97
	Korea Petrochemical Ind Co. Ltd.	1,153	96
	Samyang Holdings Corp.	2,219	96
*,1	CrystalGenomics Inc.	40,355	96
	RFHIC Corp.	6,535	96
*,1	Eubiologics Co. Ltd.	13,248	96
*,1	Danal Co. Ltd.	23,723	96
	Hankook & Co. Co. Ltd.	10,472	94
	Youngone Holdings Co. Ltd.	2,479	94
[1]	SNT Motiv Co. Ltd.	3,039	94
	Handsome Co. Ltd.	5,208	92
*	NEPES Corp.	7,196	92
*	Komipharm International Co. Ltd.	18,295	92
	DongKook Pharmaceutical Co. Ltd.	8,385	92
*	Hyosung Heavy Industries Corp.	2,279	92
*	Next Science Co. Ltd.	16,503	92
	Korea United Pharm Inc.	5,473	91
*	Korea Line Corp.	65,526	90
*	MedPacto Inc.	5,561	90
	Harim Holdings Co. Ltd.	18,041	89
	Shinhan Alpha REIT Co. Ltd.	17,043	87
	Tesna Inc.	4,630	87
	Boryung Pharmaceutical Co. Ltd.	11,701	86
	Sebang Global Battery Co. Ltd.	3,049	83
	Bukwang Pharmaceutical Co. Ltd.	15,591	82
	Aekyung Industrial Co. Ltd.	10,642	82
*	AbClon Inc.	7,364	82
	SK Discovery Co. Ltd.	3,913	81
	Seobu T&D	17,183	81
*	Hancom Inc.	8,867	81
	Posco ICT Co. Ltd.	20,195	81
*	Hyosung Chemical Corp.	1,134	81
[1]	Zinus Inc.	3,701	81
*	NHN KCP Corp.	9,232	81
	INTOPS Co. Ltd.	4,080	80
*,1	Grand Korea Leisure Co. Ltd.	8,051	80
*,1	Binex Co. Ltd.	10,090	79
	Binggrae Co. Ltd.	2,977	78
	Dong-A Socio Holdings Co. Ltd.	1,084	78
	Samwha Capacitor Co. Ltd.	3,429	77
	SK Securities Co. Ltd.	167,425	77
	Hansae Co. Ltd.	7,440	77
		Shares	Market Value• ($000)
	Kolmar Korea Holdings Co. Ltd.	7,644	74
	JW Pharmaceutical Corp.	5,543	73
*	BNC Korea Co. Ltd.	19,712	73
*	CMG Pharmaceutical Co. Ltd.	48,693	72
*	HJ Shipbuilding & Construction Co. Ltd.	29,450	72
	Vieworks Co. Ltd.	2,977	72
	Lotte Confectionery Co. Ltd.	794	72
	Hyundai Greenfood Co. Ltd.	15,539	71
	Tongyang Life Insurance Co. Ltd.	19,837	71
*	iNtRON Biotechnology Inc.	11,424	71
	Hyundai Home Shopping Network Corp.	2,274	71
	Sung Kwang Bend Co. Ltd.	7,218	70
*	Com2uS Holdings Corp.	2,319	70
	Hyundai Corp.	6,076	69
*	Hanwha General Insurance Co. Ltd.	26,925	69
	Hansol Paper Co. Ltd.	7,240	69
	TES Co. Ltd.	6,231	69
	L&C Bio Co. Ltd.	4,338	68
*	Ananti Inc.	17,951	66
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	66
*	Webzen Inc.	6,293	66
	Hanil Cement Co. Ltd.	8,300	66
	Yuanta Securities Korea Co. Ltd.	38,496	65
*	Medipost Co. Ltd.	6,440	65
*	Yungjin Pharmaceutical Co. Ltd.	33,594	64
	LX Hausys Ltd.	2,811	63
*	UniTest Inc.	7,083	63
*	Inscobee Inc.	57,676	62
	NICE Holdings Co. Ltd.	7,180	62
	Mirae Asset Life Insurance Co. Ltd.	33,189	62
*,1	Lotte Tour Development Co. Ltd.	9,679	61
	TK Corp.	5,206	60
*	OliX Pharmaceuticals Inc.	4,338	60
	Sangsangin Co. Ltd.	12,992	59
*	Modetour Network Inc.	5,632	59
[1]	Shinsegae International Inc.	3,565	59
	Dong-A ST Co. Ltd.	1,528	58
	Ilyang Pharmaceutical Co. Ltd.	4,628	58
*	Eutilex Co. Ltd.	11,434	58
*,1	Telcon RF Pharmaceutical Inc.	76,974	57
	Namhae Chemical Corp.	8,782	56
	Daea TI Co. Ltd.	27,911	56
	Huons Co. Ltd.	2,533	56
	Kwang Dong Pharmaceutical Co. Ltd.	13,372	55
54

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Sungwoo Hitech Co. Ltd.	15,099	55
[1]	KH Vatec Co. Ltd.	6,489	55
	Dongwon F&B Co. Ltd.	596	54
*	Mezzion Pharma Co. Ltd.	5,799	53
*	Peptron Inc.	9,519	53
	HS Industries Co. Ltd.	19,810	52
	Nexen Tire Corp.	9,585	52
	Songwon Industrial Co. Ltd.	4,340	52
	LF Corp.	4,969	52
	Korea Asset In Trust Co. Ltd.	25,402	52
*	Sambu Engineering & Construction Co. Ltd.	54,342	52
	Cuckoo Homesys Co. Ltd.	2,535	51
	SK Gas Ltd.	627	50
	InBody Co. Ltd.	3,443	50
	HDC Holdings Co. Ltd.	13,059	50
	ITM Semiconductor Co. Ltd.	2,429	50
	Kolon Corp.	3,096	49
	LOTTE Himart Co. Ltd.	5,257	49
	Advanced Process Systems Corp.	3,991	48
*	Hansol Technics Co. Ltd.	12,925	47
*	Homecast Co. Ltd.	16,364	47
*	Able C&C Co. Ltd.	15,248	47
*,1	Kuk-il Paper Manufacturing Co. Ltd.	26,987	47
	Dae Han Flour Mills Co. Ltd.	505	46
	CJ Freshway Corp.	2,037	46
	Namyang Dairy Products Co. Ltd.	180	46
*	Ace Technologies Corp.	13,409	46
	Gradiant Corp.	4,724	45
	Jeil Pharmaceutical Co. Ltd.	3,563	45
*	Giantstep Inc.	3,654	44
	KC Tech Co. Ltd.	4,074	43
*	Aprogen pharmaceuticals Inc.	108,181	42
	Hankook Shell Oil Co. Ltd.	242	42
	Eugene Investment & Securities Co. Ltd.	26,002	42
	Hyundai Bioland Co. Ltd.	4,937	42
	SK Telecom Co. Ltd. ADR	2,148	42
*	Wonik Holdings Co. Ltd.	17,538	41
	Chongkundang Holdings Corp.	1,116	41
	Maeil Dairies Co. Ltd.	1,225	40
	Soulbrain Holdings Co. Ltd.	2,470	40
	LG HelloVision Co. Ltd.	12,615	40
*	Namsun Aluminum Co. Ltd.	27,772	40
	Seah Besteel Corp.	3,350	39
*	Samsung Pharmaceutical Co. Ltd.	20,527	39
		Shares	Market Value• ($000)
	ICD Co. Ltd.	6,637	39
	KISWIRE Ltd.	3,035	38
	KTB Investment & Securities Co. Ltd.	17,627	38
	Samyang Corp.	1,434	37
	Humedix Co. Ltd.	2,506	37
*	KH Feelux Co. Ltd.	52,132	36
*	CUROCOM Co. Ltd.	63,318	36
*	Dongsung Pharmaceutical Co. Ltd.	7,658	36
	KUMHOE&C Co. Ltd.	8,282	35
*	Cafe24 Corp.	4,864	34
	Toptec Co. Ltd.	6,950	33
*	Enzychem Lifesciences Corp.	24,522	33
	Daeduck Co. Ltd.	7,545	32
	Sam Young Electronics Co. Ltd.	4,528	31
	DB Financial Investment Co. Ltd.	10,995	31
	KISCO Corp.	7,103	29
	Cuckoo Holdings Co. Ltd.	2,530	29
*	Cellid Co. Ltd.	2,819	29
	Taeyoung Engineering & Construction Co. Ltd.	9,408	28
	OptoElectronics Solutions Co. Ltd.	2,511	28
	E1 Corp.	906	27
	Kyobo Securities Co. Ltd.	7,320	27
	Huons Global Co. Ltd.	2,154	27
*,1	HLB Inc. Rights Exp. 12/2/22	3,862	27
*	Anterogen Co. Ltd.	2,467	25
*	Interflex Co. Ltd.	3,142	23
	Sindoh Co. Ltd.	1,039	23
	POSCO Holdings Inc. (XNYS)	528	23
	KC Co. Ltd.	2,009	22
	Lock&Lock Co. Ltd.	5,144	22
	Hyundai Livart Furniture Co. Ltd.	3,591	21
	Byucksan Corp.	14,569	20
	KT Skylife Co. Ltd.	3,297	19
	Hanil Holdings Co. Ltd.	2,279	16
*	Osteogenic Core Technologies Rights Exp. 11/8/22	2,775	7
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	146	6
			392,948
Spain (0.6%)
	Iberdrola SA (XMAD)	3,004,147	30,550
	Banco Santander SA	8,381,120	21,736
	Banco Bilbao Vizcaya Argentaria SA	3,100,802	15,996
	Industria de Diseno Textil SA	534,259	12,127
*	Amadeus IT Group SA	218,909	11,417
[2]	Cellnex Telecom SA	304,476	9,966
	Telefonica SA	2,586,940	8,918
	Repsol SA	637,439	8,672
	CaixaBank SA	2,209,624	7,327
	Ferrovial SA	243,409	5,948
*,2	Aena SME SA	36,370	4,275
	Red Electrica Corp. SA	216,166	3,497
		Shares	Market Value• ($000)
	ACS Actividades de Construccion y Servicios SA	108,423	2,782
	Endesa SA	153,228	2,560
	Banco de Sabadell SA	2,960,893	2,330
	Enagas SA	127,486	2,070
	Acciona SA	11,012	1,983
	Bankinter SA	326,970	1,978
*	Siemens Gamesa Renewable Energy SA	109,672	1,944
	Naturgy Energy Group SA	70,245	1,803
*	Grifols SA	186,885	1,590
	Merlin Properties Socimi SA	159,002	1,348
	Viscofan SA	18,608	1,108
	Corp. ACCIONA Energias Renovables SA	27,436	1,079
	Acerinox SA	105,259	922
	Inmobiliaria Colonial Socimi SA	167,984	886
	Mapfre SA	444,611	763
	Fluidra SA	55,394	752
	Grupo Catalana Occidente SA	27,026	734
	Cia de Distribucion Integral Logista Holdings SA	34,694	718
	Vidrala SA	8,595	657
*	Grifols SA Preference Shares	104,022	651
	CIE Automotive SA	24,936	635
	Ebro Foods SA	36,858	575
	Faes Farma SA	152,119	574
[2]	Unicaja Banco SA	602,169	534
	Indra Sistemas SA	56,545	506
	Laboratorios Farmaceuticos Rovi SA	11,024	501
	Pharma Mar SA	8,094	485
*	Solaria Energia y Medio Ambiente SA	29,172	461
	Applus Services SA	68,493	404
	Almirall SA	38,632	360
	Sacyr SA (XMAD)	143,598	352
	Corp. Financiera Alba SA	6,709	298
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	284,153	266
[2]	Neinor Homes SA	26,333	211
	Lar Espana Real Estate Socimi SA	48,592	189
[2]	Gestamp Automocion SA	52,799	186
	Construcciones y Auxiliar de Ferrocarriles SA	7,051	184
	Prosegur Cia de Seguridad SA	98,413	183
*	Melia Hotels International SA	37,871	176
[2]	Global Dominion Access SA	47,418	174
	Fomento de Construcciones y Contratas SA	18,363	153
	Ence Energia y Celulosa SA	44,717	153
[2]	Aedas Homes SA	11,224	146
*	Mediaset Espana Comunicacion SA	41,922	130
55

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	96
*	Distribuidora Internacional de Alimentacion SA	6,034,792	73
*	Tecnicas Reunidas SA	10,072	72
[2]	Prosegur Cash SA	110,532	67
	Banco Santander SA ADR	16,687	44
*	NH Hotel Group SA (XMAD)	7,857	21
*,3	Let's Gowex SA	3,921	—
			177,296
Sweden (0.8%)
	Atlas Copco AB Class A	1,310,655	13,989
	Investor AB Class B	796,543	13,000
	Volvo AB Class B	747,224	12,230
	Assa Abloy AB Class B	467,189	9,434
	Hexagon AB Class B	939,763	9,290
	Sandvik AB	556,219	8,692
	Telefonaktiebolaget LM Ericsson Class B	1,498,875	8,333
	Swedish Match AB	752,110	7,735
	Skandinaviska Enskilda Banken AB Class A	723,742	7,631
	Swedbank AB Class A	511,183	7,621
[2]	Evolution AB	80,678	7,526
	Svenska Handelsbanken AB Class A	754,899	7,014
	Atlas Copco AB Class B	723,909	7,001
	Essity AB Class B	308,230	6,512
	Investor AB Class A	375,063	6,378
	Nibe Industrier AB Class B	734,854	5,862
[1]	H & M Hennes & Mauritz AB Class B	450,787	4,540
	Boliden AB	141,810	4,124
	Epiroc AB Class A	257,561	3,943
	Alfa Laval AB	155,095	3,818
	Epiroc AB Class B	267,041	3,586
[1]	Telia Co. AB	1,289,594	3,417
	Skanska AB Class B	192,316	2,991
	Trelleborg AB Class B	134,826	2,969
	SKF AB Class B	203,867	2,951
[1]	EQT AB	141,927	2,793
	Indutrade AB	154,638	2,707
	Industrivarden AB Class A	114,648	2,597
	Svenska Cellulosa AB SCA Class B	218,322	2,576
	L E Lundbergforetagen AB Class B	57,114	2,254
	Getinge AB Class B	107,484	2,181
	Tele2 AB Class B	262,950	2,155
	Securitas AB Class B	244,228	1,996
	Volvo AB Class A	116,689	1,993
	Beijer Ref AB Class B	123,141	1,909
*	Kinnevik AB Class B	150,875	1,864
	Industrivarden AB Class C	77,033	1,730
*	Swedish Orphan Biovitrum AB	93,834	1,728
	Holmen AB Class B	46,730	1,696
	Saab AB Class B	46,483	1,642
[1]	Electrolux AB Class B	132,821	1,639
	Lifco AB Class B	106,565	1,540
		Shares	Market Value• ($000)
	SSAB AB Class B	317,786	1,477
	Hexatronic Group AB	108,348	1,466
	Castellum AB	127,550	1,458
	Sagax AB Class B	79,136	1,458
	Husqvarna AB Class B	219,165	1,301
	BillerudKorsnas AB	99,682	1,287
	Axfood AB	51,514	1,275
*	Fastighets AB Balder Class B	335,066	1,258
	Investment AB Latour Class B	72,959	1,232
	Svenska Cellulosa AB SCA Class A	100,614	1,214
	Hexpol AB	119,824	1,183
	Avanza Bank Holding AB	59,045	1,178
	AAK AB	79,112	1,153
*,1	Volvo Car AB Class B	257,280	1,092
	AddTech AB Class B	88,599	1,071
[2]	Bravida Holding AB	109,084	1,022
	Nordnet AB publ	81,907	1,015
[2]	Thule Group AB	50,203	989
	Loomis AB Class B	34,372	962
	Sectra AB	72,435	960
[2]	Dometic Group AB	153,036	876
	Fabege AB	118,364	859
	Elekta AB Class B	164,621	837
[1]	Wihlborgs Fastigheter AB	125,160	820
	Lagercrantz Group AB Class B	95,069	814
*,1,2	Sinch AB	314,433	738
	Sweco AB Class B	98,063	737
	AFRY AB	51,008	685
*	Nordic Entertainment Group AB Class B	36,765	671
*	Pandox AB Class B	52,139	638
	Hufvudstaden AB Class A	51,408	613
[1]	Samhallsbyggnadsbolaget i Norden AB	439,878	604
	SSAB AB Class A	118,306	569
	Modern Times Group MTG AB Shares B	73,587	552
	Nyfosa AB	91,803	549
	Peab AB Class B	104,588	543
	Biotage AB	32,349	531
[1]	Wallenstam AB Class B	149,852	529
	Storskogen Group AB Class B	709,774	518
	Catena AB	14,706	499
	Mycronic AB	30,685	482
	Vitrolife AB	29,807	482
	AddLife AB Class B	51,610	482
	AddNode Group AB	53,944	469
	Intrum AB	36,295	457
	Bure Equity AB	23,367	451
	JM AB	29,862	450
	Betsson AB Class B	60,095	437
	Vitec Software Group AB Class B	11,754	431
*,1	Truecaller AB Class B	117,157	429
	Sagax AB Class D	170,470	411
	Instalco AB	102,205	410
	Arjo AB Class B	101,076	403
*	Stillfront Group AB	204,293	398
	Bilia AB Class A	37,365	396
[2]	Munters Group AB	50,820	396
	Granges AB	58,280	394
	Electrolux Professional AB Class B	100,736	380
		Shares	Market Value• ($000)
*	Alleima AB	106,123	362
	Lindab International AB	32,774	349
	NCC AB Class B	40,700	339
	Ratos AB Class B	88,996	333
	Nolato AB Class B	78,505	331
	Mips AB	10,110	327
	Medicover AB Class B	26,280	325
	Hemnet Group AB	25,466	316
	HMS Networks AB	12,153	313
	Concentric AB	18,183	301
	Telefonaktiebolaget LM Ericsson Class A	49,637	295
	Beijer Alma AB	20,006	280
	Dios Fastigheter AB	42,250	277
	Cibus Nordic Real Estate AB	19,911	272
	Corem Property Group AB Class B	417,564	260
*	Sdiptech AB Class B	13,329	257
	Bufab AB	13,429	254
*	Cint Group AB	47,645	251
	Troax Group AB	16,741	248
	Atrium Ljungberg AB Class B	18,027	241
	INVISIO AB	15,780	234
	Investment AB Oresund	22,015	229
	Cloetta AB Class B	124,219	227
	Platzer Fastigheter Holding AB Class B	34,923	216
	NP3 Fastigheter AB	12,702	202
	Svenska Handelsbanken AB Class B	18,027	197
*,1,2	Scandic Hotels Group AB	58,544	186
*,2	Boozt AB	25,213	184
*,2	Attendo AB	88,614	183
	Clas Ohlson AB Class B	26,096	174
*	Camurus AB	7,385	171
[2]	Resurs Holding AB	76,489	166
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	100,446	165
	Systemair AB	29,856	158
	Volati AB	16,186	148
	SkiStar AB	15,371	147
	Fagerhult AB	35,407	141
	Mekonomen AB	13,668	129
*	Collector Bank AB	39,722	97
	Nobia AB	55,170	92
	Corem Property Group AB Preference Shares	4,687	92
	Husqvarna AB Class A	13,494	81
	Bonava AB Class B	24,050	70
	BONAVA AB	20,064	64
*	BHG Group AB	29,885	50
*,1	BICO Group AB Class B	10,571	41
	Skandinaviska Enskilda Banken AB Class C	3,402	39
	NCC AB Class A	1,486	16
*,3	Ow Bunker A/S	3,210	—
			260,408
Switzerland (2.3%)
	Nestle SA (Registered)	1,359,835	148,030
	Roche Holding AG	294,589	97,744
56

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Novartis AG (Registered)	1,029,088	83,244
	Zurich Insurance Group AG	74,316	31,672
	Cie Financiere Richemont SA Class A (Registered)	259,345	25,347
	UBS Group AG (Registered)	1,548,684	24,553
	Roche Holding AG (Bearer)	58,268	23,650
	ABB Ltd. (Registered)	799,222	22,195
	Lonza Group AG (Registered)	37,395	19,250
	Sika AG (Registered)	78,967	17,805
	Alcon Inc.	232,404	14,150
	Givaudan SA (Registered)	4,696	14,027
	Holcim Ltd.	242,848	11,033
	Swiss Re AG	142,990	10,622
	Partners Group Holding AG	11,728	10,527
	Geberit AG (Registered)	17,857	7,938
	Swiss Life Holding AG (Registered)	15,436	7,474
	SGS SA (Registered)	3,061	6,748
	Sonova Holding AG (Registered)	26,673	6,304
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	638	6,123
	Swisscom AG (Registered)	12,352	6,099
	Credit Suisse Group AG (Registered)	1,313,017	5,439
	Julius Baer Group Ltd.	112,234	5,385
	Kuehne + Nagel International AG (Registered)	25,250	5,375
	Straumann Holding AG	54,161	5,155
	Chocoladefabriken Lindt & Spruengli AG (Registered)	44	4,276
	Swatch Group AG (Bearer)	17,077	3,837
	Schindler Holding AG Ptg. Ctf.	23,358	3,809
	Logitech International SA (Registered)	75,828	3,771
	SIG Combibloc Group AG	191,818	3,687
	Barry Callebaut AG (Registered)	1,708	3,231
	Baloise Holding AG (Registered)	22,659	3,096
	Swiss Prime Site AG (Registered)	36,850	2,974
	Adecco Group AG (Registered)	91,209	2,854
[2]	VAT Group AG	12,346	2,819
	PSP Swiss Property AG (Registered)	21,858	2,335
	Georg Fischer AG	40,160	2,224
	Tecan Group AG (Registered)	6,051	2,220
	EMS-Chemie Holding AG (Registered)	3,495	2,198
	Helvetia Holding AG (Registered)	21,622	2,147
	Clariant AG (Registered)	126,444	2,032
	Belimo Holding AG (Registered)	4,540	1,849
		Shares	Market Value• ($000)
[2]	Galenica AG	25,483	1,831
	Temenos AG (Registered)	29,014	1,728
	Holcim Ltd. (XSWX)	34,256	1,547
*	Flughafen Zurich AG (Registered)	8,937	1,386
	Siegfried Holding AG (Registered)	2,135	1,271
	DKSH Holding AG	17,066	1,231
	Schindler Holding AG (Registered)	7,704	1,213
	Banque Cantonale Vaudoise (Registered)	13,100	1,166
	Valiant Holding AG (Registered)	11,749	1,151
	Cembra Money Bank AG	15,255	1,106
	BKW AG	9,224	1,076
	Bachem Holding AG Class B	14,780	1,060
	Bucher Industries AG (Registered)	3,104	1,047
	Inficon Holding AG (Registered)	1,290	1,026
*	Dufry AG (Registered)	31,114	1,026
	OC Oerlikon Corp. AG (Registered)	157,388	1,017
*,1	Idorsia Ltd.	62,337	965
	Allreal Holding AG (Registered)	6,536	936
	Vontobel Holding AG (Registered)	15,042	846
	Mobimo Holding AG (Registered)	3,484	813
	Comet Holding AG (Registered)	4,914	782
[1]	Stadler Rail AG	24,936	734
	Daetwyler Holding AG (Bearer)	3,974	705
	Huber + Suhner AG (Registered)	7,880	702
	Emmi AG (Registered)	864	689
	SFS Group AG	7,586	686
[1]	Softwareone Holding AG	60,743	684
	Landis+Gyr Group AG	11,412	658
	Burckhardt Compression Holding AG	1,518	657
*	ams-OSRAM AG	114,277	647
*	Accelleron Industries AG	36,991	627
	St. Galler Kantonalbank AG (Registered)	1,296	610
	VZ Holding AG	8,321	574
*,1	Meyer Burger Technology AG	1,179,686	565
	Forbo Holding AG (Registered)	422	511
	Swissquote Group Holding SA (Registered)	4,272	506
	Interroll Holding AG (Registered)	238	501
	Sulzer AG (Registered)	7,450	497
	Swatch Group AG (Registered)	11,868	496
*	Implenia AG (Registered)	12,856	483
	Komax Holding AG (Registered)	1,979	464
	Bystronic AG	797	458
		Shares	Market Value• ($000)
*	Dottikon Es Holding AG (Registered)	1,904	442
	Vifor Pharma AG	2,444	437
*	Aryzta AG	409,694	420
	dormakaba Holding AG	1,320	419
	Kardex Holding AG (Registered)	2,707	414
*,2	Sensirion Holding AG	4,421	402
	LEM Holding SA (Registered)	241	401
	u-blox Holding AG	3,709	380
	Intershop Holding AG	583	355
[2]	Medacta Group SA	3,604	324
*,1	Basilea Pharmaceutica AG (Registered)	6,878	316
	SKAN Group AG	5,168	313
[1]	COSMO Pharmaceuticals NV	5,142	300
	Bossard Holding AG (Registered) Class A	1,395	277
	TX Group AG	1,878	261
	Leonteq AG	6,314	255
	Zehnder Group AG	4,740	255
	Schweiter Technologies AG (Bearer)	370	248
[2]	Medmix AG	12,792	225
	Ypsomed Holding AG (Registered)	1,361	219
	EFG International AG	26,628	218
[2]	PolyPeptide Group AG	7,414	216
	Bell Food Group AG (Registered)	785	191
	APG SGA SA	1,157	189
	Arbonia AG	15,299	186
	Autoneum Holding AG	1,863	178
	Hiag Immobilien Holding AG	2,215	178
	ALSO Holding AG (Registered)	1,028	162
*,2	Medartis Holding AG	2,048	159
	Vetropack Holding AG Class A (Registered)	4,376	140
*,2	Montana Aerospace AG	11,959	137
	Bobst Group SA (Registered)	1,474	91
	Rieter Holding AG (Registered)	1,063	89
*	Zur Rose Group AG	3,209	87
	VP Bank AG Class A	742	64
*	Swiss Steel Holding AG	161,037	36
			710,910
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	9,891,413	118,917
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	445,321	27,409
	Hon Hai Precision Industry Co. Ltd.	5,992,118	19,031
	MediaTek Inc.	756,766	13,794
	Delta Electronics Inc.	1,088,311	8,659
	United Microelectronics Corp.	5,751,468	6,916
	Nan Ya Plastics Corp.	2,824,545	5,985
57

Total World Stock Index Fund
	Shares	Market Value• ($000)
Fubon Financial Holding Co. Ltd.	3,757,065	5,934
CTBC Financial Holding Co. Ltd.	9,059,715	5,723
Mega Financial Holding Co. Ltd.	5,623,438	5,210
China Steel Corp.	6,214,678	5,173
Uni-President Enterprises Corp.	2,435,992	4,947
Cathay Financial Holding Co. Ltd.	4,222,353	4,941
E.Sun Financial Holding Co. Ltd.	6,784,675	4,876
Formosa Plastics Corp.	1,875,089	4,831
ASE Technology Holding Co. Ltd.	1,725,262	4,260
First Financial Holding Co. Ltd.	5,304,502	4,069
Taiwan Cooperative Financial Holding Co. Ltd.	5,126,741	3,972
Chunghwa Telecom Co. Ltd.	1,142,000	3,938
Yuanta Financial Holding Co. Ltd.	6,304,980	3,850
Formosa Chemicals & Fibre Corp.	1,751,551	3,775
Hua Nan Financial Holdings Co. Ltd.	5,188,654	3,385
Chailease Holding Co. Ltd.	713,423	3,291
China Development Financial Holding Corp.	8,432,685	3,068
E Ink Holdings Inc.	480,272	3,052
Chunghwa Telecom Co. Ltd. ADR	87,067	2,996
Hotai Motor Co. Ltd.	164,996	2,985
Quanta Computer Inc.	1,355,690	2,871
Largan Precision Co. Ltd.	50,020	2,862
Taiwan Cement Corp. (XTAI)	2,925,929	2,744
Sinopac Holdings Co.	5,431,653	2,710
Asustek Computer Inc.	363,677	2,659
Taiwan Mobile Co. Ltd.	873,800	2,576
Taishin Financial Holding Co. Ltd.	5,960,037	2,446
Unimicron Technology Corp.	613,000	2,355
Evergreen Marine Corp. Taiwan Ltd.	545,608	2,321
President Chain Store Corp.	277,137	2,304
Shanghai Commercial & Savings Bank Ltd.	1,594,000	2,294
Yageo Corp.	199,851	2,266
Novatek Microelectronics Corp.	290,025	2,161
Lite-On Technology Corp.	1,039,030	2,058
Far Eastern New Century Corp.	2,057,279	2,050
Realtek Semiconductor Corp.	256,420	2,021
Pegatron Corp.	1,104,954	2,020
Advantech Co. Ltd.	213,674	1,936
Accton Technology Corp.	256,000	1,925
Silergy Corp.	158,000	1,822
		Shares	Market Value• ($000)
	Far EasTone Telecommunications Co. Ltd.	829,000	1,818
	Walsin Lihwa Corp.	1,634,873	1,808
	Airtac International Group	76,804	1,758
	Shin Kong Financial Holdings Co. Ltd.	7,072,851	1,754
	Pou Chen Corp.	2,061,524	1,740
	Catcher Technology Co. Ltd.	328,310	1,725
	Chang Hwa Bank	3,282,001	1,689
	Formosa Petrochemical Corp.	656,140	1,688
	Yang Ming Marine Transport Corp.	859,632	1,600
	Ruentex Development Co. Ltd.	1,294,144	1,589
	Asia Cement Corp.	1,301,264	1,505
	Innolux Corp.	4,009,045	1,470
	Compal Electronics Inc.	2,074,323	1,357
	Powerchip Semiconductor Manufacturing Corp.	1,383,000	1,317
	Voltronic Power Technology Corp.	31,322	1,270
	Eclat Textile Co. Ltd.	96,166	1,262
	Chroma ATE Inc.	230,000	1,256
	Synnex Technology International Corp.	733,498	1,194
	Globalwafers Co. Ltd.	107,000	1,186
	Micro-Star International Co. Ltd.	349,000	1,182
	eMemory Technology Inc.	35,000	1,161
	Inventec Corp.	1,482,554	1,121
*	Auo Corp.	153,456	1,090
*	Oneness Biotech Co. Ltd.	151,000	1,066
	Wistron Corp.	1,277,152	1,031
	Feng TAY Enterprise Co. Ltd.	207,509	1,031
	WPG Holdings Ltd.	745,440	1,015
	Taiwan High Speed Rail Corp.	1,137,000	991
*	Tatung Co. Ltd.	1,019,789	989
	Sino-American Silicon Products Inc.	257,000	986
	AU Optronics Corp.	1,834,400	957
	Zhen Ding Technology Holding Ltd.	289,700	949
	Wan Hai Lines Ltd.	449,305	941
	Wiwynn Corp.	42,000	941
	Giant Manufacturing Co. Ltd.	145,881	928
	Taiwan Business Bank	2,451,050	907
	Cheng Shin Rubber Industry Co. Ltd.	894,379	895
	TA Chen Stainless Pipe	762,512	891
	Acer Inc.	1,288,551	882
	Sinbon Electronics Co. Ltd.	112,499	874
	Pan Jit International Inc.	511,800	870
	Foxconn Technology Co. Ltd.	620,514	869
	Eva Airways Corp.	1,195,817	864
	Hiwin Technologies Corp.	168,188	864
	Vanguard International Semiconductor Corp.	419,000	860
	Shares	Market Value• ($000)
Phison Electronics Corp.	94,000	859
Winbond Electronics Corp.	1,413,726	852
Powertech Technology Inc.	348,000	804
Highwealth Construction Corp.	623,125	801
Teco Electric and Machinery Co. Ltd.	890,000	786
Macronix International Co. Ltd.	829,903	765
Lotes Co. Ltd.	31,800	763
Compeq Manufacturing Co. Ltd.	559,000	755
Chicony Electronics Co. Ltd.	302,231	750
Lien Hwa Industrial Holdings Corp.	519,490	749
ASPEED Technology Inc.	14,300	741
Win Semiconductors Corp.	186,151	702
Merida Industry Co. Ltd.	128,400	700
CTCI Corp.	475,000	691
Simplo Technology Co. Ltd.	86,640	688
China Airlines Ltd.	1,313,000	687
Alchip Technologies Ltd.	33,882	679
Gigabyte Technology Co. Ltd.	233,000	665
Nan Ya Printed Circuit Board Corp.	102,000	665
Global Unichip Corp.	44,000	662
Taichung Commercial Bank Co. Ltd.	1,676,407	652
Nanya Technology Corp.	386,324	651
Radiant Opto-Electronics Corp.	213,314	650
Walsin Technology Corp.	262,968	642
Elite Material Co. Ltd.	142,000	642
Parade Technologies Ltd.	33,000	621
Tripod Technology Corp.	220,000	608
Taiwan Fertilizer Co. Ltd.	370,000	600
Makalot Industrial Co. Ltd.	94,985	588
Ruentex Industries Ltd.	341,019	583
FLEXium Interconnect Inc.	202,154	573
Poya International Co. Ltd.	44,685	568
Foxsemicon Integrated Technology Inc.	109,900	567
Qisda Corp.	736,000	559
Taiwan Glass Industry Corp.	862,842	545
China Petrochemical Development Corp.	1,832,488	533
Union Bank Of Taiwan	1,135,000	533
King Yuan Electronics Co. Ltd.	515,000	521
Bizlink Holding Inc.	67,616	516
International Games System Co. Ltd.	47,000	512
58

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nien Made Enterprise Co. Ltd.	64,000	493
	Chipbond Technology Corp.	292,000	492
*	HTC Corp.	313,491	489
	Yulon Finance Corp.	113,486	479
	Eternal Materials Co. Ltd.	511,973	474
	YFY Inc.	599,000	474
	IBF Financial Holdings Co. Ltd.	1,365,550	470
	Topco Scientific Co. Ltd.	99,047	458
	Asia Vital Components Co. Ltd.	145,000	457
	Goldsun Building Materials Co. Ltd.	646,137	453
	Taiwan Surface Mounting Technology Corp.	176,250	446
	Yulon Motor Co. Ltd.	315,430	446
	Tung Ho Steel Enterprise Corp.	290,110	444
	King's Town Bank Co. Ltd.	458,000	436
*	EirGenix Inc.	137,000	431
	Mitac Holdings Corp.	511,589	429
	Jentech Precision Industrial Co. Ltd.	39,598	429
	Taiwan Hon Chuan Enterprise Co. Ltd.	163,772	423
	Faraday Technology Corp.	94,800	415
	Genius Electronic Optical Co. Ltd.	43,911	407
	Great Wall Enterprise Co. Ltd.	323,553	403
	ASMedia Technology Inc.	22,000	395
	momo.com Inc.	26,040	388
	Formosa Taffeta Co. Ltd.	488,000	388
	ENNOSTAR Inc.	304,278	386
	Gold Circuit Electronics Ltd.	143,100	379
	Namchow Holdings Co. Ltd.	282,000	379
	Kinsus Interconnect Technology Corp.	116,000	374
	Wisdom Marine Lines Co. Ltd.	231,196	374
	TXC Corp.	158,000	373
	Clevo Co.	383,628	366
	Huaku Development Co. Ltd.	136,000	363
	Elan Microelectronics Corp.	143,400	360
	Taiwan Secom Co. Ltd.	125,675	360
*	Nan Kang Rubber Tire Co. Ltd.	340,493	360
	Wistron NeWeb Corp.	138,400	359
	Tong Hsing Electronic Industries Ltd.	67,130	359
*	United Renewable Energy Co. Ltd.	551,502	358
	Far Eastern Department Stores Ltd.	635,115	355
	Kinpo Electronics	806,000	353
	Cheng Loong Corp.	432,000	351
	King Slide Works Co. Ltd.	27,000	350
	Far Eastern International Bank	1,046,395	344
		Shares	Market Value• ($000)
	WT Microelectronics Co. Ltd.	189,986	343
	Episil Technologies Inc.	126,334	339
	HannStar Display Corp.	931,265	330
	Tong Yang Industry Co. Ltd.	234,000	327
	ITEQ Corp.	191,244	324
	Chicony Power Technology Co. Ltd.	149,000	323
	Chung-Hsin Electric & Machinery Manufacturing Corp.	208,000	318
	Wafer Works Corp.	257,601	318
	Microbio Co. Ltd.	188,470	317
	Sanyang Motor Co. Ltd.	279,000	314
	Hotai Finance Co. Ltd.	106,000	309
	Primax Electronics Ltd.	184,000	308
	Via Technologies Inc.	156,000	308
	ChipMOS Technologies Inc.	312,682	307
	United Integrated Services Co. Ltd.	68,200	306
	United Microelectronics Corp. ADR	51,487	305
	Topkey Corp.	57,000	304
*	Taiwan TEA Corp.	469,000	299
	Feng Hsin Steel Co. Ltd.	169,000	295
	TSRC Corp.	357,925	293
	Kenda Rubber Industrial Co. Ltd.	304,000	288
	Capital Securities Corp.	924,220	286
	Shinkong Synthetic Fibers Corp.	567,000	284
	General Interface Solution Holding Ltd.	118,000	284
	Arcadyan Technology Corp.	100,099	279
	China Steel Chemical Corp.	87,000	278
	Oriental Union Chemical Corp.	528,000	276
	CHC Healthcare Group	224,268	275
	Hota Industrial Manufacturing Co. Ltd.	116,940	270
	Charoen Pokphand Enterprise	114,400	269
	AP Memory Technology Corp.	57,700	269
	Ardentec Corp.	204,903	265
*	Ambassador Hotel	271,000	262
	Sercomm Corp.	112,000	262
	Chin-Poon Industrial Co. Ltd.	306,000	261
	Tainan Spinning Co. Ltd.	519,543	260
	Fusheng Precision Co. Ltd.	46,000	259
	Sigurd Microelectronics Corp.	178,781	257
	President Securities Corp.	565,670	257
	Coretronic Corp.	165,400	256
	Pixart Imaging Inc.	102,000	255
		Shares	Market Value• ($000)
	Taiwan Semiconductor Co. Ltd.	108,000	251
	Chung Hung Steel Corp.	409,000	249
	Greatek Electronics Inc.	170,000	245
	Depo Auto Parts Ind Co. Ltd.	118,000	243
	Yieh Phui Enterprise Co. Ltd.	549,292	243
	Grand Pacific Petrochemical	447,000	241
	Transcend Information Inc.	120,000	240
	Taiwan Paiho Ltd.	159,000	240
	SDI Corp.	85,000	234
	Nuvoton Technology Corp.	74,000	234
	Getac Holdings Corp.	192,000	232
	Shin Zu Shing Co. Ltd.	93,691	226
	Ichia Technologies Inc.	396,000	219
	YungShin Global Holding Corp.	181,350	219
	Holy Stone Enterprise Co. Ltd.	80,200	217
	KMC Kuei Meng International Inc.	50,000	216
	Taiwan Sakura Corp.	118,994	216
	Sitronix Technology Corp.	42,000	215
	Brighton-Best International Taiwan Inc.	207,000	215
	Kung Long Batteries Industrial Co. Ltd.	51,000	214
	Everlight Electronics Co. Ltd.	202,000	214
	Radium Life Tech Co. Ltd.	759,440	214
	USI Corp.	341,645	214
*	Phihong Technology Co. Ltd.	193,000	213
	Raydium Semiconductor Corp.	29,000	209
	O-Bank Co. Ltd.	845,000	208
	Fitipower Integrated Technology Inc.	64,603	207
*	Shining Building Business Co. Ltd.	730,915	206
	Solar Applied Materials Technology Corp.	240,571	206
	Sinon Corp.	185,000	203
	Standard Foods Taiwan Ltd.	168,400	202
	Elite Semiconductor Microelectronics Technology Inc.	105,000	202
	Iron Force Industrial Co. Ltd.	92,000	202
	U-Ming Marine Transport Corp.	185,000	201
	XinTec Inc.	68,000	201
	Allied Supreme Corp.	25,000	201
	TaiDoc Technology Corp.	38,000	200
	Formosa International Hotels Corp.	36,058	200
	Ton Yi Industrial Corp.	389,000	200
	Wei Chuan Foods Corp.	354,000	200
	Ennoconn Corp.	34,976	200
*	TSEC Corp.	191,414	198
59

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Medigen Vaccine Biologics Corp.	98,287	196
	TTY Biopharm Co. Ltd.	83,541	194
	Chong Hong Construction Co. Ltd.	87,152	192
	Taiwan Mask Corp.	105,158	191
	International CSRC Investment Holdings Co.	323,447	189
	Systex Corp.	91,000	187
	TCI Co. Ltd.	56,022	187
	Lotus Pharmaceutical Co. Ltd.	39,000	186
	Xxentria Technology Materials Corp.	105,000	185
	China Chemical & Pharmaceutical Co. Ltd.	294,000	184
	Fulgent Sun International Holding Co. Ltd.	43,029	182
	Farglory Land Development Co. Ltd.	110,000	181
	Cheng Uei Precision Industry Co. Ltd.	173,000	180
	Formosan Rubber Group Inc.	287,890	177
	Jih Sun Financial Holdings Co. Ltd.	488,938	177
	Merry Electronics Co. Ltd.	72,309	176
	FocalTech Systems Co. Ltd.	82,655	175
	Gudeng Precision Industrial Co. Ltd.	26,201	175
	Advanced Energy Solution Holding Co. Ltd.	10,000	174
	Continental Holdings Corp.	200,000	173
	Nantex Industry Co. Ltd.	164,000	172
*	UPI Semiconductor Corp.	24,000	172
	L&K Engineering Co. Ltd.	192,000	171
	Center Laboratories Inc.	126,944	171
	Sporton International Inc.	27,092	170
	Kinik Co.	54,000	170
	Evergreen International Storage & Transport Corp.	210,000	169
	OptoTech Corp.	171,312	168
	Ability Enterprise Co. Ltd.	268,000	167
	Chia Hsin Cement Corp.	341,000	167
	Kuo Yang Construction Co. Ltd.	293,000	163
	Grape King Bio Ltd.	43,000	162
	Andes Technology Corp.	14,000	161
	Shinkong Insurance Co. Ltd.	117,000	160
	Wah Lee Industrial Corp.	64,260	160
	AGV Products Corp.	553,440	159
	Ta Ya Electric Wire & Cable	310,766	159
*	Tanvex BioPharma Inc.	174,000	159
		Shares	Market Value• ($000)
	IEI Integration Corp.	96,605	158
	Jess-Link Products Co. Ltd.	144,750	158
	VIA Labs Inc.	30,000	157
	Longchen Paper & Packaging Co. Ltd.	338,689	156
	Shiny Chemical Industrial Co. Ltd.	50,000	156
	Sinyi Realty Inc.	177,358	154
	ADATA Technology Co. Ltd.	92,190	154
	Sunny Friend Environmental Technology Co. Ltd.	37,000	154
	Universal Vision Biotechnology Co. Ltd.	19,950	153
	Rich Development Co. Ltd.	594,000	151
	Lealea Enterprise Co. Ltd.	470,000	151
	Posiflex Technology Inc.	42,169	150
	Century Iron & Steel Industrial Co. Ltd.	63,000	150
	CMC Magnetics Corp.	739,855	149
	Mercuries & Associates Holding Ltd.	338,674	149
	Aten International Co. Ltd.	63,000	148
	Pegavision Corp.	17,000	148
	Flytech Technology Co. Ltd.	74,853	147
	Cub Elecparts Inc.	34,148	147
*	Shihlin Paper Corp.	99,000	147
*	Foresee Pharmaceuticals Co. Ltd.	64,000	146
	Toung Loong Textile Manufacturing	176,460	145
	Dyaco International Inc.	131,000	145
	Cathay Real Estate Development Co. Ltd.	319,200	144
	Asia Optical Co. Inc.	80,000	142
	Kuo Toong International Co. Ltd.	236,374	142
	Supreme Electronics Co. Ltd.	138,210	142
	Taiwan Cogeneration Corp.	155,000	141
	Visual Photonics Epitaxy Co. Ltd.	79,250	141
	AURAS Technology Co. Ltd.	38,000	141
*	TaiMed Biologics Inc.	81,000	141
	Cleanaway Co. Ltd.	27,000	140
	Pan-International Industrial Corp.	142,000	140
	Innodisk Corp.	27,118	139
	BES Engineering Corp.	560,000	139
	Hung Sheng Construction Ltd.	181,912	139
	Gloria Material Technology Corp.	157,000	138
	Hu Lane Associate Inc.	30,575	138
	China Motor Corp.	104,800	136
	Chang Wah Electromaterials Inc.	144,000	136
	Global Mixed Mode Technology Inc.	34,000	136
		Shares	Market Value• ($000)
*	CSBC Corp. Taiwan	297,615	136
	Machvision Inc.	37,404	135
*	Adimmune Corp.	131,485	134
	Advanced International Multitech Co. Ltd.	46,000	132
	Prince Housing & Development Corp.	412,050	132
	Dimerco Express Corp.	68,466	131
	UPC Technology Corp.	344,265	130
	Taiwan Union Technology Corp.	95,000	129
	AcBel Polytech Inc.	150,000	128
	Huang Hsiang Construction Corp.	105,000	128
	Test Research Inc.	68,000	127
	Asia Polymer Corp.	163,556	126
	China Bills Finance Corp.	283,000	125
*	China Man-Made Fiber Corp.	516,602	124
*	OBI Pharma Inc.	61,225	124
	Holtek Semiconductor Inc.	60,000	123
	Apex International Co. Ltd.	80,000	122
*	Unitech Printed Circuit Board Corp.	223,689	121
	Kindom Development Co. Ltd.	161,700	121
	Chang Wah Technology Co. Ltd.	135,000	121
	Etron Technology Inc.	111,777	120
	Sunplus Technology Co. Ltd.	171,000	119
	China Electric Manufacturing Corp.	275,360	118
	Darfon Electronics Corp.	101,000	118
	PharmaEngine Inc.	40,038	118
	Formosa Sumco Technology Corp.	26,000	117
	Silicon Integrated Systems Corp.	246,669	116
	Acter Group Corp. Ltd.	39,576	115
	Co-Tech Development Corp.	85,000	115
	China General Plastics Corp.	184,895	113
	Advanced Wireless Semiconductor Co.	58,437	112
	Chun Yuan Steel Industry Co. Ltd.	244,000	112
	Soft-World International Corp.	50,000	111
	St. Shine Optical Co. Ltd.	17,000	111
	Johnson Health Tech Co. Ltd.	49,105	110
	Thinking Electronic Industrial Co. Ltd.	30,000	109
	Actron Technology Corp.	26,000	109
	YC INOX Co. Ltd.	137,692	108
	Tung Thih Electronic Co. Ltd.	26,000	108
	RichWave Technology Corp.	36,518	108
	Bank of Kaohsiung Co. Ltd.	280,807	107
*	Globe Union Industrial Corp.	288,000	106
60

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Senao International Co. Ltd.	114,000	105
	Orient Semiconductor Electronics Ltd.	208,605	105
	TPK Holding Co. Ltd.	117,958	104
*	First Steamship Co. Ltd.	419,936	104
	Gamania Digital Entertainment Co. Ltd.	62,000	103
	Zeng Hsing Industrial Co. Ltd.	31,000	103
	Chief Telecom Inc.	12,000	103
	Marketech International Corp.	34,000	103
	AmTRAN Technology Co. Ltd.	353,960	102
	Hsin Kuang Steel Co. Ltd.	96,000	102
	Chlitina Holding Ltd.	22,400	102
	Nichidenbo Corp.	68,000	100
*	Career Technology MFG. Co. Ltd.	134,522	100
	CyberTAN Technology Inc.	148,000	100
*	Asia Pacific Telecom Co. Ltd.	507,508	100
*	RDC Semiconductor Co. Ltd.	23,000	99
	Federal Corp.	170,612	98
	ScinoPharm Taiwan Ltd.	133,245	98
*	Hong Pu Real Estate Development Co. Ltd.	140,000	96
	Firich Enterprises Co. Ltd.	123,185	96
	Unizyx Holding Corp.	119,467	95
	FSP Technology Inc.	83,000	95
	Advanced Ceramic X Corp.	20,000	95
	Taiyen Biotech Co. Ltd.	100,000	93
	Weltrend Semiconductor	70,599	93
	Genesys Logic Inc.	36,000	93
	Sonix Technology Co. Ltd.	65,000	92
	Adlink Technology Inc.	59,584	92
	Dynapack International Technology Corp.	43,000	91
	Tyntek Corp.	194,000	91
	Everlight Chemical Industrial Corp.	170,240	91
	Anpec Electronics Corp.	28,000	91
	Sampo Corp.	121,600	89
	Alpha Networks Inc.	107,772	89
	Syncmold Enterprise Corp.	48,750	89
	LandMark Optoelectronics Corp.	30,600	88
	Sunonwealth Electric Machine Industry Co. Ltd.	69,000	86
	Gourmet Master Co. Ltd.	28,245	86
*	Mercuries Life Insurance Co. Ltd.	507,966	86
	Motech Industries Inc.	115,929	85
	Taiwan PCB Techvest Co. Ltd.	83,000	84
	China Metal Products	101,000	84
		Shares	Market Value• ($000)
*	Wowprime Corp.	21,665	84
	Swancor Holding Co. Ltd.	30,000	83
	T3EX Global Holdings Corp.	44,000	83
	Gemtek Technology Corp.	102,000	82
	Chunghwa Precision Test Tech Co. Ltd.	7,000	82
	Amazing Microelectronic Corp.	32,000	82
	ITE Technology Inc.	44,000	81
	Altek Corp.	78,600	81
	Hannstar Board Corp.	89,059	79
	Chung Hwa Pulp Corp.	152,421	79
*,3	Roo Hsing Co. Ltd.	874,000	79
	D-Link Corp.	169,475	76
	ASROCK Inc.	25,000	76
	Taiwan Styrene Monomer	190,450	73
	Bioteque Corp.	22,000	73
	Lung Yen Life Service Corp.	67,000	73
	Elite Advanced Laser Corp.	67,412	73
*	Gigastorage Corp.	141,195	72
	KEE TAI Properties Co. Ltd.	212,000	72
	Speed Tech Corp.	46,000	71
	Dynamic Holding Co. Ltd.	140,760	71
	TYC Brother Industrial Co. Ltd.	90,000	70
	Quanta Storage Inc.	59,000	69
	Ultra Chip Inc.	29,000	69
	Infortrend Technology Inc.	127,000	68
	Taiflex Scientific Co. Ltd.	54,800	68
	Sincere Navigation Corp.	124,790	68
	Kaimei Electronic Corp.	42,400	68
*	Taigen Biopharmaceuticals Holdings Ltd.	146,872	65
	91APP Inc.	26,000	64
	Fittech Co. Ltd.	25,781	63
	Ho Tung Chemical Corp.	251,141	62
	PChome Online Inc.	39,587	62
	Sensortek Technology Corp.	10,000	61
	Lingsen Precision Industries Ltd.	151,000	60
	Rexon Industrial Corp. Ltd.	69,000	60
	TA-I Technology Co. Ltd.	45,750	59
	Rechi Precision Co. Ltd.	120,000	59
*	Brogent Technologies Inc.	17,529	59
	Basso Industry Corp.	48,200	58
*	Li Peng Enterprise Co. Ltd.	240,600	58
	Yeong Guan Energy Technology Group Co. Ltd.	37,639	58
	HannsTouch Solution Inc.	200,133	57
[2]	Taiwan Cement Corp.	12,119	57
	Yulon Nissan Motor Co. Ltd.	10,000	56
		Shares	Market Value• ($000)
	WUS Printed Circuit Co. Ltd.	73,457	52
	Global Brands Manufacture Ltd.	61,640	49
*	ALI Corp.	86,811	48
	Egis Technology Inc.	27,000	47
*	Elitegroup Computer Systems Co. Ltd.	73,000	46
*	Gigasolar Materials Corp.	15,519	46
*	Medigen Biotechnology Corp.	49,000	45
*	Ritek Corp.	202,257	44
	Tong-Tai Machine & Tool Co. Ltd.	102,560	42
*	Newmax Technology Co. Ltd.	47,000	41
	Savior Lifetec Corp.	81,096	41
	Nidec Chaun-Choung Technology Corp.	13,000	40
	Sheng Yu Steel Co. Ltd.	56,000	40
*	Darwin Precisions Corp.	142,000	38
	Nan Liu Enterprise Co. Ltd.	16,000	35
	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	35
	GeneReach Biotechnology Corp.	21,256	33
	Cyberlink Corp.	11,000	31
*	Zinwell Corp.	43,000	22
	Test Rite International Co. Ltd.	34,530	22
*	Li Cheng Enterprise Co. Ltd.	28,407	20
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	—
*,3	Unity Opto Technology Co. Ltd.	378,000	—
*,3	Xpec Entertainment Inc.	21,468	—
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			476,127
Thailand (0.3%)
	PTT PCL	7,374,380	6,979
	CP ALL PCL	3,191,900	5,035
*	Airports of Thailand PCL	2,059,250	4,006
	Bangkok Dusit Medical Services PCL Class F	4,487,400	3,483
	PTT Exploration & Production PCL	674,081	3,223
	Kasikornbank PCL	733,635	2,823
	SCB X PCL Foreign	996,900	2,785
	Advanced Info Service PCL	547,200	2,750
[1]	Gulf Energy Development PCL	2,000,480	2,659
	Central Pattana PCL	1,360,400	2,461
	Delta Electronics Thailand PCL	150,000	2,294
	Energy Absolute PCL (XBKK)	854,800	2,176
*	Minor International PCL	2,675,432	1,987
	Siam Cement PCL (Registered)	201,906	1,719
61

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Charoen Pokphand Foods PCL	2,525,100	1,679
	Central Retail Corp. PCL	1,443,000	1,592
[1]	Bumrungrad Hospital PCL	249,500	1,487
	Siam Cement PCL NDVR	162,800	1,386
	Intouch Holdings PCL Class F	709,931	1,344
	Tisco Financial Group PCL	522,500	1,319
	Bangkok Bank PCL (Registered)	329,648	1,262
	PTT Global Chemical PCL	1,072,115	1,228
	TMBThanachart Bank PCL	34,012,369	1,217
	Indorama Ventures PCL	986,000	1,093
	Home Product Center PCL	2,837,398	1,090
	Krung Thai Bank PCL	2,295,775	1,058
[1]	Bangkok Expressway & Metro PCL	4,180,457	1,033
	Digital Telecommunications Infrastructure Fund Class F	2,849,317	1,010
	SCG Packaging PCL	714,300	977
	Banpu PCL (Registered)	2,782,104	915
	Krungthai Card PCL	601,400	902
	Thai Oil PCL	610,732	878
	BTS Group Holdings PCL	3,809,911	831
[1]	Thonburi Healthcare Group PCL	451,600	802
*	Beyond Securities PCL	2,185,100	800
	PTT Oil & Retail Business PCL	1,249,400	792
[1]	Siam Makro PCL	800,877	759
	Thai Union Group PCL Class F	1,523,480	721
	Esso Thailand PCL	1,686,500	644
	Kiatnakin Bank PCL	331,900	637
	Land & Houses PCL (Registered)	2,610,400	631
	True Corp. PCL	4,725,554	617
[1]	Gunkul Engineering PCL	4,527,299	614
	Ratch Group PCL	514,236	554
	Global Power Synergy PCL Class F	323,093	527
	JMT Network Services PCL Class F	304,264	521
[1]	Electricity Generating PCL	113,000	507
	Asset World Corp. PCL	3,135,100	503
	Osotspa PCL	714,800	498
	Bangchak Corp. PCL	599,500	482
[1]	KCE Electronics PCL	412,300	457
[1]	Com7 PCL Class F	547,600	435
	Ngern Tid Lor PCL	633,231	433
	Siam Global House PCL	809,311	428
	Berli Jucker PCL	462,784	416
	CPN Retail Growth Leasehold REIT	852,800	414
[1]	IRPC PCL	4,980,000	412
	Total Access Communication PCL	336,900	399
		Shares	Market Value• ($000)
*,1	Central Plaza Hotel PCL	290,900	389
	WHA Corp. PCL	3,748,102	388
	Jasmine Broadband Internet Infrastructure Fund Class F	1,805,600	377
	Land & Houses PCL NVDR	1,482,900	358
	Singer Thailand PCL	372,900	356
[1]	CH Karnchang PCL	575,000	351
	Mega Lifesciences PCL	297,300	346
	Supalai PCL	616,000	340
	Forth Corp. PCL	241,400	336
	Carabao Group PCL Class F	140,500	334
[1]	Srisawad Corp. PCL	302,305	326
[1]	Star Petroleum Refining PCL	1,003,500	315
	Jay Mart PCL	263,000	313
[1]	Bangkok Commercial Asset Management PCL (XBKK)	772,900	311
	Muangthai Capital PCL	321,700	307
[1]	Ramkhamhaeng Hospital PCL	208,340	304
[1]	CK Power PCL	2,330,445	303
[1]	VGI PCL	3,130,323	300
	Krung Thai Bank PCL NDVR	633,000	292
[1]	Vibhavadi Medical Center PCL	3,814,644	287
[1]	B Grimm Power PCL	322,200	286
[1]	Bangkok Chain Hospital PCL	566,200	275
	Hana Microelectronics PCL	292,700	268
[1]	Sansiri PCL	7,649,500	264
	Thailand Future Fund	1,367,400	264
[1]	Thanachart Capital PCL	247,100	260
[1]	MK Restaurants Group PCL	157,200	241
[1]	Dhipaya Group Holdings PCL	167,300	239
	AP Thailand PCL	921,500	237
	Bangkok Life Assurance PCL NVDR	269,040	231
*,1	Jasmine Technology Solution PCL	173,400	220
	Chularat Hospital PCL Class F	2,340,180	218
	BTS Rail Mass Transit Growth Infrastructure Fund Class F	2,056,800	214
[1]	BEC World PCL	825,000	209
[1]	Dohome PCL (XBKK)	611,160	207
	TTW PCL	870,200	199
	Amata Corp. PCL	383,249	197
	TPI Polene PCL	4,173,300	194
[1]	Precious Shipping PCL	533,800	185
[1]	Thai Vegetable Oil PCL	227,040	170
	Sri Trang Gloves Thailand PCL	578,400	169
[1]	Sri Trang Agro-Industry PCL	331,096	167
[1]	Sino-Thai Engineering & Construction PCL	539,500	166
*,1	Bangkok Airways PCL	457,000	162
		Shares	Market Value• ($000)
	SCB X PCL NVDR	56,400	158
	AEON Thana Sinsap Thailand PCL	36,100	155
	Thoresen Thai Agencies PCL	707,352	140
	Quality Houses PCL	2,442,183	139
	LPN Development PCL	1,259,200	137
[1]	TOA Paint Thailand PCL	164,400	136
*	Plan B Media Pcl Class F	726,116	135
*	STARK Corp. PCL	1,480,800	125
[1]	TQM Corp. PCL	123,600	122
[1]	Bangkok Land PCL	4,444,600	118
	Tipco Asphalt PCL	257,200	116
[1]	Siam City Cement PCL	27,700	110
	Origin Property PCL Class F	389,400	104
	Major Cineplex Group PCL	203,500	97
	Thaifoods Group PCL Class F	649,700	96
	MBK PCL	192,712	95
	Thaicom PCL	303,900	92
*,1	Kerry Express Thailand PCL	186,000	86
[1]	Banpu Power PCL	215,100	84
*,1	Jasmine International PCL	1,256,900	80
	Ratchthani Leasing PCL	670,500	79
*,1	Italian-Thai Development PCL	1,562,400	79
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	425,900	76
	Super Energy Corp. PCL	3,838,700	71
	PTG Energy PCL	190,400	70
*	U City PCL Class F	1,520,425	64
	GFPT PCL	164,000	63
	Pruksa Holding PCL	195,300	62
	TPI Polene Power PCL	688,700	61
	BCPG PCL	215,213	54
	Workpoint Entertainment PCL	106,900	51
	Pruksa Real Estate PCL	210,700	50
	BTS Group Holdings PCL NDVR	222,000	48
*	Unique Engineering & Construction PCL	382,500	45
	SPCG PCL	120,600	43
	Thanachart Capital PCL NDVR	38,600	41
*,3	Thai Union Group PCL	86,398	40
*	Samart Corp. PCL	211,300	32
	IMPACT Growth REIT	87,014	27
	Taokaenoi Food & Marketing PCL Class F	123,500	23
*,3	Thai Airways International PCL	300,774	20
	Ratch Group PCL NDVR	14,664	16
	Bangkok Life Assurance PCL	16,500	14
	Kasikornbank PCL NVDR	2,990	12
*,3	Singer Thailand PCL Rights Exp. 11/25/22	260,295	12
62

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	JMT Network Services PCL	14,435	4
*	MBK PCL Warrants Exp. 11/15/23	7,412	3
*	VGI PCL Warrants Exp. 5/23/27 (XBKK)	722,382	3
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	BTS Group Holdings PCL Warrants Exp. 11/20/26	44,400	—
*	BTS Group Holdings PCL NVDR	22,200	—
*	TTB W1 Warrants Exp. 4/21/23	1	—
			96,047
Turkey (0.1%)
	BIM Birlesik Magazalar A/S	233,870	1,684
*	Turk Hava Yollari AO	254,270	1,384
	KOC Holding A/S	458,416	1,368
	Turkiye Sise ve Cam Fabrikalari A/S	721,426	1,286
	Haci Omer Sabanci Holding A/S	684,791	1,233
	Akbank TAS	1,530,735	1,203
*	Turkiye Petrol Rafinerileri A/S	58,411	1,183
	Sasa Polyester Sanayi A/S	167,887	1,081
	Eregli Demir ve Celik Fabrikalari TAS	628,370	1,001
	Hektas Ticaret TAS	601,948	926
	Enka Insaat ve Sanayi A/S	861,881	868
	Turkiye Is Bankasi A/S Class C	1,597,909	800
	Turkcell Iletisim Hizmetleri A/S	530,684	732
	Yapi ve Kredi Bankasi A/S	1,248,422	618
	Ford Otomotiv Sanayi A/S	29,430	574
	Aselsan Elektronik Sanayi Ve Ticaret A/S	298,070	516
	Aksa Enerji Uretim A/S Class B	225,639	502
*	Petkim Petrokimya Holding A/S	564,331	404
*	Penta Teknoloji Urunleri Dag	108,918	392
	Turkiye Garanti Bankasi A/S	306,482	387
	Logo Yazilim Sanayi Ve Ticaret A/S	127,079	359
*	Can2 Termik AS	46,379	356
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	135,847	350
*	Ulker Biskuvi Sanayi A/S	242,591	343
	Tat Gida Sanayi A/S	208,550	317
	Tofas Turk Otomobil Fabrikasi A/S	59,701	315
*	TAV Havalimanlari Holding A/S	68,404	288
*	Gubre Fabrikalari TAS	36,375	285
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	651,654	268
*	Oyak Cimento Fabrikalari A/S	281,629	254
	Arcelik A/S	59,514	252
*	Migros Ticaret A/S	38,712	252
	Akcansa Cimento A/S	104,738	248
	Coca-Cola Icecek A/S	26,410	244
		Shares	Market Value• ($000)
*,2	MLP Saglik Hizmetleri A/S	69,471	243
	AG Anadolu Grubu Holding A/S	51,361	237
*	Turkiye Vakiflar Bankasi TAO Class D	503,534	232
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	325,697	209
	Koza Altin Isletmeleri A/S	19,560	205
*	Pegasus Hava Tasimaciligi A/S	11,507	198
	Bera Holding A/S	154,140	190
	Aksa Akrilik Kimya Sanayii A/S	50,201	188
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	733,255	174
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	36,334	170
	Alarko Holding A/S	41,515	143
	Polisan Holding A/S	271,018	143
	Tekfen Holding A/S	74,320	132
	Kervan Gida Sanayi Ve Ticaret A/S	130,593	131
[2]	Enerjisa Enerji A/S	116,815	129
	Dogan Sirketler Grubu Holding A/S	389,279	125
	Borusan Yatirim ve Pazarlama A/S	3,077	123
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	88,679	113
*	Turkiye Halk Bankasi A/S	242,994	108
	Turk Telekomunikasyon A/S	160,573	107
	Iskenderun Demir ve Celik A/S	77,436	106
*	Zorlu Enerji Elektrik Uretim A/S	410,334	104
	Otokar Otomotiv Ve Savunma Sanayi A/S	3,623	103
*	Sok Marketler Ticaret A/S	80,871	103
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	59,315	102
	Cimsa Cimento Sanayi VE Ticaret A/S	24,853	102
	Turk Traktor ve Ziraat Makineleri A/S	4,701	96
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	91
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	74,746	86
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	81
*	NET Holding A/S	95,198	74
	EGE Endustri VE Ticaret A/S	387	69
	Nuh Cimento Sanayi A/S	14,263	67
*	Is Finansal Kiralama A/S	144,080	66
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	60,942	65
*	Konya Cimento Sanayii A/S	506	65
		Shares	Market Value• ($000)
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	55,000	60
	Is Yatirim Menkul Degerler A/S	29,494	57
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	55
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	52
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	217,816	51
	Vestel Elektronik Sanayi ve Ticaret A/S	20,037	50
	Dogus Otomotiv Servis ve Ticaret A/S	7,386	49
	Kordsa Teknik Tekstil A/S	12,974	45
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	81,746	42
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	140,921	41
*	Sekerbank Turk A/S	330,447	36
	Aygaz A/S	8,840	28
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	26,089	17
*	Aksigorta A/S	123,828	17
	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	17
*	Aksigorta As Rights Exp. 11/10/22	123,828	17
*	Albaraka Turk Katilim Bankasi A/S	90,057	11
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	8,867	8
*,3	Asya Katilim Bankasi A/S	147,465	—
			27,606
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	1,753,979	12,327
	First Abu Dhabi Bank PJSC	2,205,046	10,753
*	Alpha Dhabi Holding PJSC	661,936	4,416
	Abu Dhabi Commercial Bank PJSC	1,650,864	4,250
	Emaar Properties PJSC	1,975,226	3,261
	Dubai Islamic Bank PJSC	1,439,036	2,280
	Aldar Properties PJSC	1,791,939	2,108
	Abu Dhabi Islamic Bank PJSC	756,016	1,956
*	Multiply Group	1,623,797	1,751
	Abu Dhabi National Oil Co. for Distribution PJSC	1,376,625	1,692
	Dubai Electricity & Water Authority PJSC	1,836,074	1,220
*	Q Holding PJSC	997,835	1,075
	Fertiglobe plc	550,735	763
	ADNOC Drilling Co. PJSC	761,364	694
	Borouge plc	891,320	659
63

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Abu Dhabi Ports Co. PJSC	424,123	655
	Air Arabia PJSC	1,163,146	646
	Dubai Investments PJSC	992,931	589
*	Emaar Development PJSC	417,914	487
	Dana Gas PJSC	1,726,644	442
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	570,234	425
	GFH Financial Group BSC	1,509,337	366
	Sharjah Islamic Bank	598,456	319
	Dubai Financial Market PJSC	701,696	270
*	Apex Investments Co. PSC	244,199	255
*	Al Seer Marine Supplies + Eq	73,363	181
	Aramex PJSC	132,235	131
*	RAK Properties PJSC	603,454	121
*,3	Arabtec Holding PJSC	245,437	35
*,3	Drake & Scull International PJSC	114,862	12
			54,139
United Kingdom (4.1%)
	Shell plc (XLON)	3,696,746	102,406
	AstraZeneca plc	746,316	87,567
	Linde plc	254,080	75,551
	Unilever plc (XLON)	1,281,611	58,255
	HSBC Holdings plc	10,185,006	52,270
	BP plc	9,373,203	51,858
	Diageo plc	1,139,108	46,877
	British American Tobacco plc	1,130,548	44,649
	Glencore plc	6,632,070	38,022
	GSK plc	2,020,188	33,093
	Rio Tinto plc	550,667	28,779
	RELX plc	931,703	25,026
	Reckitt Benckiser Group plc	362,613	24,064
	National Grid plc	1,840,549	20,053
	Compass Group plc	898,592	18,926
	Anglo American plc	613,498	18,377
	Lloyds Banking Group plc	34,600,051	16,617
	London Stock Exchange Group plc	184,726	16,012
	BAE Systems plc	1,615,677	15,112
	Vodafone Group plc	12,797,385	14,940
	Experian plc	466,479	14,874
	CRH plc (XDUB)	392,218	14,090
	Barclays plc	8,195,130	13,926
	Prudential plc (XLON)	1,392,722	12,938
*	Flutter Entertainment plc (XDUB)	89,759	11,897
	Ashtead Group plc	226,219	11,784
	Imperial Brands plc	479,711	11,685
	Ferguson plc	106,928	11,661
	SSE plc	548,978	9,811
	Tesco plc	3,822,976	9,442
[1]	Rentokil Initial plc	1,390,337	8,676
	Legal & General Group plc	3,083,623	8,250
*	Haleon plc	2,533,292	7,768
	Standard Chartered plc	1,245,396	7,441
	NatWest Group plc	2,607,682	7,023
	Aviva plc	1,443,302	6,923
	3i Group plc	483,665	6,442
	Bunzl plc	172,766	5,630
	Segro plc	610,276	5,493
		Shares	Market Value• ($000)
	Croda International plc	69,012	5,346
	BT Group plc	3,533,313	5,265
	Informa plc	820,390	5,227
	Smith & Nephew plc	442,157	5,225
	InterContinental Hotels Group plc	95,329	5,122
	WPP plc	554,505	4,880
	Halma plc	196,928	4,775
	Spirax-Sarco Engineering plc	38,274	4,717
	Smurfit Kappa Group plc	137,443	4,533
	Sage Group plc	529,217	4,411
	Entain plc	299,371	4,331
	Mondi plc (XLON)	253,711	4,257
	Burberry Group plc	202,603	4,222
	Pearson plc	364,276	4,026
	United Utilities Group plc	362,541	3,907
*	Rolls-Royce Holdings plc	4,308,352	3,864
	Next plc	65,965	3,726
	Severn Trent plc	125,438	3,600
	Intertek Group plc	85,138	3,567
	Admiral Group plc	147,309	3,407
	Whitbread plc	110,434	3,250
	Smiths Group plc	181,329	3,248
	St. James's Place plc	256,560	3,133
[2]	Auto Trader Group plc	500,856	2,998
	Melrose Industries plc	2,208,148	2,962
	Centrica plc	3,148,578	2,767
	Kingfisher plc	1,070,448	2,689
	DCC plc	47,219	2,621
	Associated British Foods plc	168,556	2,613
	Rightmove plc	456,662	2,572
	Persimmon plc	170,515	2,552
	M&G plc	1,254,078	2,520
	Electrocomponents plc	227,011	2,498
	Phoenix Group Holdings plc	391,026	2,434
	Weir Group plc	137,052	2,388
	Barratt Developments plc	543,308	2,343
	Taylor Wimpey plc	2,169,552	2,333
	Antofagasta plc	167,969	2,263
	Land Securities Group plc	342,500	2,240
	Abrdn plc	1,207,063	2,200
	Johnson Matthey plc	96,267	2,137
	Coca-Cola HBC AG	96,097	2,099
	DS Smith plc	626,686	2,090
	AVEVA Group plc	58,327	2,087
	Beazley plc	288,489	2,069
	Berkeley Group Holdings plc	51,027	2,030
[2]	ConvaTec Group plc	790,623	1,978
	J Sainsbury plc	839,961	1,872
	British Land Co. plc	443,857	1,862
	IG Group Holdings plc	202,766	1,849
	Spectris plc	53,159	1,842
*	Wise plc Class A	238,666	1,818
	HomeServe plc	133,263	1,814
	IMI plc	126,303	1,779
	Dechra Pharmaceuticals plc	57,907	1,741
	Schroders plc	381,192	1,712
	Diploma plc	59,664	1,697
	B&M European Value Retail SA	449,130	1,660
	UNITE Group plc	160,705	1,642
		Shares	Market Value• ($000)
	Howden Joinery Group plc	276,941	1,631
	Hargreaves Lansdown plc	185,257	1,619
	Man Group plc	650,492	1,618
	Hiscox Ltd.	156,290	1,610
	Intermediate Capital Group plc	132,150	1,609
	Inchcape plc	186,228	1,589
	Tate & Lyle plc	195,189	1,568
	Investec plc	311,537	1,561
	Harbour Energy plc	359,084	1,558
	Endeavour Mining plc	87,641	1,524
*	Ocado Group plc	276,467	1,499
	Tritax Big Box REIT plc	904,554	1,454
	Direct Line Insurance Group plc	626,553	1,448
	ITV plc	1,772,084	1,364
	JD Sports Fashion plc	1,187,365	1,327
	Rotork plc	422,275	1,238
	Bellway plc	57,795	1,229
	Pennon Group plc	126,026	1,211
*	Marks & Spencer Group plc	969,972	1,175
*	Indivior plc	62,057	1,175
	Hikma Pharmaceuticals plc	80,599	1,157
	Games Workshop Group plc	15,682	1,151
	Derwent London plc	46,318	1,146
	Drax Group plc	189,617	1,132
	QinetiQ Group plc	274,201	1,130
	Greggs plc	47,694	1,106
	Serco Group plc	577,013	1,079
	Balfour Beatty plc	313,400	1,074
	Energean plc	65,159	1,071
[1]	Mediclinic International plc	183,024	1,041
	Big Yellow Group plc	80,313	1,033
	Britvic plc	122,598	1,024
	LXI REIT plc	728,044	1,016
*,2	Watches of Switzerland Group plc	113,245	1,010
	Travis Perkins plc	106,011	999
	Safestore Holdings plc	94,263	977
	Genus plc	33,186	970
	Royal Mail plc	418,491	968
	Virgin Money UK plc	613,356	956
	Plus500 Ltd.	45,650	944
	LondonMetric Property plc	435,841	935
	Hays plc	739,153	932
	Micro Focus International plc	156,245	932
*	Oxford Nanopore Technologies plc	305,601	921
*,2	Network International Holdings plc	242,762	909
*	Playtech plc	152,463	906
	Assura plc	1,403,389	899
	OSB Group plc	185,041	882
	Euromoney Institutional Investor plc	52,877	878
	Grainger plc	335,312	872
*,2	Trainline plc	228,244	869
*	SSP Group plc	367,526	855
	TP ICAP Group plc	405,218	855
[1]	TUI AG	556,589	840
64

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Spirent Communications plc	279,479	830
	Close Brothers Group plc	73,354	826
	Cranswick plc	24,091	823
*	WH Smith plc	60,795	822
	Dr. Martens plc	288,620	821
	Telecom Plus plc	33,610	817
	Grafton Group plc	100,918	799
	Softcat plc	61,616	792
	Computacenter plc	38,025	789
	Future plc	55,725	781
*,1	International Consolidated Airlines Group SA	555,291	773
	Primary Health Properties plc	603,540	769
	Pets at Home Group plc	228,449	755
	Fresnillo plc	89,975	752
	Victrex plc	38,869	738
	Vistry Group plc	104,281	722
	Supermarket Income REIT plc	601,448	707
	Pagegroup plc	146,062	705
	Airtel Africa plc	536,580	695
[2]	Quilter plc	622,702	690
	Lancashire Holdings Ltd.	120,429	683
	Renishaw plc	16,740	672
*	Darktrace plc	163,139	668
*	easyJet plc	164,717	656
	Rathbones Group plc	29,669	638
	Great Portland Estates plc	107,092	631
*	Carnival plc	77,246	614
*	Frasers Group plc	82,705	614
	Savills plc	64,523	610
*,2	Countryside Partnerships plc	250,056	609
*,2	Deliveroo plc Class A	592,663	594
	Domino's Pizza Group plc	224,866	582
	Diversified Energy Co. plc	395,271	571
	Shaftesbury plc	134,373	564
*	S4 Capital plc	280,007	564
	Paragon Banking Group plc	114,753	561
	Mitie Group plc	656,581	539
*	John Wood Group plc	335,430	539
	Redrow plc	109,559	527
*	IWG plc	348,280	526
	Oxford Instruments plc	23,958	524
	Moneysupermarket.com Group plc	247,986	522
*	National Express Group plc	268,836	521
	Ashmore Group plc	214,450	508
	Centamin plc	496,741	505
	Bank of Georgia Group plc	20,589	502
	Dunelm Group plc	49,183	488
[2]	JTC plc	60,444	486
	Ninety One plc	208,119	484
[1]	Hammerson plc	2,204,086	483
	Chemring Group plc	138,188	479
*	Helios Towers plc	331,314	476
	AJ Bell plc	126,788	472
	Capital & Counties Properties plc	380,002	466
	Coats Group plc	662,001	459
		Shares	Market Value• ($000)
[2]	Biffa plc	95,913	451
	Hill & Smith Holdings plc	39,835	450
*	Capricorn Energy plc	157,624	448
	Kainos Group plc	31,429	446
	Bodycote plc	78,066	444
	Redde Northgate plc	112,792	431
	Premier Foods plc	360,487	429
*	Ascential plc	194,524	428
	Sirius Real Estate Ltd.	526,791	426
	Vesuvius plc	105,248	409
	Clarkson plc	12,919	409
	Essentra plc	156,794	404
	Morgan Advanced Materials plc	142,816	402
	IntegraFin Holdings plc	136,137	393
*	C&C Group plc	209,451	393
	Firstgroup plc	326,650	392
	Currys plc	516,854	386
	TBC Bank Group plc	17,851	385
*	Babcock International Group plc	119,058	376
	Bytes Technology Group plc (XLON)	90,599	373
	Home REIT plc	383,901	370
*	ASOS plc	55,870	360
	IP Group plc	521,288	351
*	Auction Technology Group plc	40,365	345
[2]	Ibstock plc	192,672	344
	Marshalls plc	117,118	339
	Workspace Group plc	70,681	331
	Just Group plc	494,999	329
[2]	Petershill Partners plc	144,420	328
*	Petrofac Ltd. (XLON)	258,658	319
	Senior plc	213,364	318
	Morgan Sindall Group plc	17,418	307
	Volution Group plc	86,436	306
[2]	ContourGlobal plc	105,751	306
	Picton Property Income Ltd.	307,086	303
	BMO Commercial Property Trust Ltd.	313,967	301
*	Elementis plc	281,773	298
	FDM Group Holdings plc	41,177	297
[2]	TI Fluid Systems plc Class B	183,305	291
*	Capita plc	1,041,842	290
*	Tullow Oil plc	619,593	288
	Genuit Group plc	96,632	282
*,2	Spire Healthcare Group plc	113,405	282
	NCC Group plc	121,239	277
*,1	THG plc Class B	446,430	272
[2]	Bridgepoint Group plc (Registered)	115,498	264
*	J D Wetherspoon plc	50,210	261
*	Molten Ventures plc	69,885	256
	PZ Cussons plc	110,790	254
	Halfords Group plc	124,590	252
	Devro plc	121,917	250
	AG Barr plc	48,232	249
	Liontrust Asset Management plc	25,212	247
	UK Commercial Property REIT Ltd.	349,353	245
	Crest Nicholson Holdings plc	104,048	241
	Avon Protection plc	20,185	240
	Rhi Magnesita NV	11,261	239
	Wickes Group plc	163,541	238
		Shares	Market Value• ($000)
*,2	Wizz Air Holdings plc	11,867	233
	888 Holdings plc	214,674	229
	Synthomer plc	172,925	224
*,2	Aston Martin Lagonda Global Holdings plc	184,104	222
	Hilton Food Group plc	30,853	216
*	Moonpig Group plc	136,784	215
	Helical plc	55,409	210
	Jupiter Fund Management plc	173,949	207
	Provident Financial plc	103,065	193
	Keller Group plc	25,893	186
*	Greencore Group plc	232,499	179
*	Marston's plc	423,751	170
*,2	Trustpilot Group plc	135,160	168
	Ferrexpo plc	135,795	159
*	PureTech Health plc	58,134	154
*	Mitchells & Butlers plc	112,927	151
	XP Power Ltd.	7,327	147
[2]	CMC Markets plc	46,417	131
	CLS Holdings plc	71,863	118
*	Alphawave IP Group plc	89,173	115
*	Restaurant Group plc	290,865	106
*	SIG plc	283,997	102
*	Oxford Biomedica plc	26,565	98
	Hochschild Mining plc	158,826	97
*	Rank Group plc	100,345	60
*,1	AO World plc	101,244	52
[2]	Bakkavor Group plc	46,001	48
[2]	Alfa Financial Software Holdings plc	18,397	32
[3]	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
*,3	Carillion plc	88,745	—
			1,271,804
United States (61.1%)
	Apple Inc.	7,730,456	1,185,388
	Microsoft Corp.	3,783,114	878,174
*	Amazon.com Inc.	4,496,718	460,644
*	Tesla Inc.	1,287,311	292,915
*	Alphabet Inc. Class A	3,078,698	290,968
	UnitedHealth Group Inc.	472,638	262,385
*	Alphabet Inc. Class C	2,696,227	255,225
	Exxon Mobil Corp.	2,108,974	233,695
	Johnson & Johnson	1,327,776	230,993
*	Berkshire Hathaway Inc. Class B	745,958	220,125
	JPMorgan Chase & Co.	1,473,037	185,426
	Chevron Corp.	993,154	179,662
	Visa Inc. Class A	831,498	172,253
	NVIDIA Corp.	1,215,673	164,079
	Procter & Gamble Co.	1,207,101	162,560
	Home Depot Inc.	522,650	154,772
	Eli Lilly & Co.	426,082	154,280
	Mastercard Inc. Class A	434,611	142,631
	Pfizer Inc.	2,858,170	133,048
	AbbVie Inc.	892,104	130,604
	Merck & Co. Inc.	1,277,736	129,307
	Bank of America Corp.	3,544,370	127,739
	PepsiCo Inc.	696,169	126,410
	Coca-Cola Co.	1,970,519	117,936
	Costco Wholesale Corp.	223,824	112,248
65

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Meta Platforms Inc. Class A	1,161,391	108,195
	Walmart Inc.	728,497	103,687
	McDonald's Corp.	372,823	101,654
	Thermo Fisher Scientific Inc.	196,582	101,037
*	Walt Disney Co.	919,848	98,001
	Cisco Systems Inc.	2,094,881	95,170
	Broadcom Inc.	199,661	93,865
	Accenture plc Class A	320,382	90,956
	Wells Fargo & Co.	1,916,820	88,155
	Abbott Laboratories	863,877	85,472
	Bristol-Myers Squibb Co.	1,075,598	83,327
	Danaher Corp.	325,682	81,964
	ConocoPhillips	643,259	81,109
	Verizon Communications Inc.	2,124,288	79,385
*	Salesforce Inc.	486,150	79,043
	NextEra Energy Inc.	990,848	76,791
*	Adobe Inc.	238,378	75,923
	Texas Instruments Inc.	465,665	74,800
	Amgen Inc.	269,654	72,901
	Philip Morris International Inc.	782,132	71,839
*	Raytheon Technologies Corp.	750,488	71,161
	Comcast Corp. Class A	2,210,672	70,167
	Honeywell International Inc.	338,557	69,072
	QUALCOMM Inc.	565,208	66,502
	Elevance Health Inc.	121,489	66,427
	AT&T Inc.	3,618,184	65,959
*	Netflix Inc.	221,254	64,580
	Lowe's Cos. Inc.	322,470	62,866
	International Business Machines Corp.	454,472	62,849
	CVS Health Corp.	662,321	62,722
	Union Pacific Corp.	317,437	62,580
	United Parcel Service Inc. Class B (XNYS)	370,909	62,227
	Charles Schwab Corp.	766,549	61,071
	Intuit Inc.	139,505	59,638
	Oracle Corp.	762,193	59,504
	Medtronic plc	674,862	58,942
	Intel Corp.	2,062,514	58,637
	Lockheed Martin Corp.	119,463	58,140
	Goldman Sachs Group Inc.	167,256	57,621
	Caterpillar Inc.	266,068	57,593
	NIKE Inc. Class B	619,118	57,380
	Deere & Co.	141,599	56,048
	S&P Global Inc.	167,861	53,925
	Morgan Stanley	629,546	51,730
	Prologis Inc.	465,209	51,522
	Automatic Data Processing Inc.	210,176	50,800
	Starbucks Corp.	579,315	50,163
	Gilead Sciences Inc.	636,054	49,905
*	Berkshire Hathaway Inc. Class A	111	49,401
*	Advanced Micro Devices Inc.	816,982	49,068
	BlackRock Inc.	75,875	49,008
*	PayPal Holdings Inc.	585,499	48,936
	Cigna Corp.	150,941	48,763
	American Tower Corp.	234,308	48,546
*	T-Mobile US Inc.	299,657	45,416
	Chubb Ltd.	209,512	45,022
		Shares	Market Value• ($000)
	American Express Co.	303,277	45,021
*	Intuitive Surgical Inc.	181,173	44,654
	Citigroup Inc.	973,594	44,649
	General Electric Co.	553,133	43,039
	TJX Cos. Inc.	592,558	42,723
*	ServiceNow Inc.	101,531	42,718
	Mondelez International Inc. Class A	692,600	42,581
	Altria Group Inc.	911,744	42,186
	Marsh & McLennan Cos. Inc.	252,777	40,821
	Stryker Corp.	177,289	40,642
*	Vertex Pharmaceuticals Inc.	130,139	40,603
	Northrop Grumman Corp.	73,895	40,569
	EOG Resources Inc.	296,306	40,452
*	Boeing Co.	277,522	39,550
*	Regeneron Pharmaceuticals Inc.	52,445	39,268
	Applied Materials Inc.	440,000	38,848
*	Target Corp.	233,733	38,391
	Progressive Corp.	293,827	37,727
*	Booking Holdings Inc.	20,109	37,593
	Schlumberger NV	719,109	37,415
	Analog Devices Inc.	262,102	37,381
	3M Co.	286,781	36,074
	Duke Energy Corp.	386,287	35,994
	Zoetis Inc.	238,627	35,980
	Humana Inc.	63,744	35,574
	Southern Co.	533,525	34,935
	Becton Dickinson and Co.	142,513	33,629
	PNC Financial Services Group Inc.	206,640	33,441
	Illinois Tool Works Inc.	155,447	33,193
	Waste Management Inc.	208,961	33,093
	Blackstone Inc.	354,556	32,314
	CSX Corp.	1,080,200	31,391
	CME Group Inc.	180,625	31,302
	Pioneer Natural Resources Co.	120,582	30,918
*	Boston Scientific Corp.	716,998	30,910
	Colgate-Palmolive Co.	416,340	30,743
	General Dynamics Corp.	122,919	30,705
*	Fiserv Inc.	297,495	30,565
	Eaton Corp. plc	201,892	30,298
	Micron Technology Inc.	557,658	30,169
	Occidental Petroleum Corp.	415,107	30,137
	Truist Financial Corp.	667,914	29,916
	Aon plc Class A (XNYS)	105,738	29,764
	Dollar General Corp.	114,898	29,305
	Dominion Energy Inc.	417,457	29,209
	Crown Castle Inc.	218,311	29,092
	General Motors Co.	731,458	28,710
	Marathon Petroleum Corp.	252,513	28,691
	McKesson Corp.	73,495	28,617
	US Bancorp	673,343	28,583
	Activision Blizzard Inc.	389,957	28,389
	Lam Research Corp.	69,460	28,116
	Air Products and Chemicals Inc.	111,629	27,952
	Archer-Daniels-Midland Co.	283,796	27,523
	Sherwin-Williams Co.	120,907	27,208
		Shares	Market Value• ($000)
	Norfolk Southern Corp.	118,079	26,930
	Ford Motor Co.	1,999,401	26,732
	Intercontinental Exchange Inc.	278,193	26,587
*	O'Reilly Automotive Inc.	31,606	26,460
	Equinix Inc.	46,043	26,081
	Emerson Electric Co.	299,332	25,922
	Devon Energy Corp.	335,107	25,921
*	Moderna Inc.	171,551	25,789
	Fidelity National Information Services Inc.	308,652	25,615
*	Palo Alto Networks Inc.	148,920	25,553
	Phillips 66	244,020	25,449
*	Uber Technologies Inc.	956,158	25,405
	Valero Energy Corp.	199,333	25,026
*	Snowflake Inc. Class A	155,148	24,870
*	AutoZone Inc.	9,817	24,865
	MetLife Inc.	337,495	24,708
	Public Storage	79,231	24,542
*	Centene Corp.	287,727	24,494
	General Mills Inc.	299,799	24,458
	HCA Healthcare Inc.	110,854	24,107
*	DexCom Inc.	199,528	24,099
	L3Harris Technologies Inc.	97,745	24,091
	Corteva Inc.	365,691	23,894
*	Autodesk Inc.	110,585	23,698
	Sempra Energy (XNYS)	155,699	23,501
	Estee Lauder Cos. Inc. Class A	116,709	23,399
	Freeport-McMoRan Inc.	725,574	22,993
	American Electric Power Co. Inc.	259,725	22,835
	KLA Corp.	72,100	22,816
*	Edwards Lifesciences Corp.	312,913	22,664
*	Synopsys Inc.	77,088	22,552
	Amphenol Corp. Class A	295,010	22,371
	Marriott International Inc. Class A	139,453	22,328
	Cheniere Energy Inc.	126,218	22,266
	Sysco Corp.	256,709	22,221
	Roper Technologies Inc.	53,224	22,063
	Moody's Corp.	83,086	22,007
*	Travelers Cos. Inc.	119,053	21,961
	American International Group Inc.	384,902	21,939
*	Airbnb Inc. Class A	198,883	21,263
*	Chipotle Mexican Grill Inc. Class A	14,097	21,122
	Kimberly-Clark Corp.	169,628	21,112
	Agilent Technologies Inc.	152,015	21,031
*	MercadoLibre Inc.	23,304	21,011
*	Biogen Inc.	73,966	20,965
*	Cadence Design Systems Inc.	138,063	20,901
	Motorola Solutions Inc.	82,939	20,711
*	Charter Communications Inc. Class A	56,105	20,625
66

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Capital One Financial Corp.	193,570	20,522
	Aflac Inc.	312,651	20,357
*	Enphase Energy Inc.	66,224	20,331
	Johnson Controls International plc	351,507	20,331
	Williams Cos. Inc.	618,376	20,239
	Hess Corp.	142,065	20,043
	TE Connectivity Ltd.	162,338	19,843
	Ecolab Inc.	125,851	19,767
	Arthur J Gallagher & Co.	105,261	19,692
*	IQVIA Holdings Inc.	93,515	19,607
	Prudential Financial Inc.	186,073	19,573
	FedEx Corp.	121,615	19,492
	NXP Semiconductors NV	133,099	19,443
	Realty Income Corp.	311,924	19,424
	Exelon Corp.	502,409	19,388
	Paychex Inc.	163,608	19,356
	Parker-Hannifin Corp.	65,014	18,894
	Constellation Brands Inc. Class A	76,411	18,880
	Trane Technologies plc	118,125	18,856
*	Lululemon Athletica Inc.	56,992	18,753
*	Fortinet Inc.	326,254	18,649
	Cintas Corp.	43,587	18,636
	MSCI Inc. Class A	39,701	18,614
	Hilton Worldwide Holdings Inc.	137,117	18,546
*	Illumina Inc.	79,482	18,187
	Simon Property Group Inc.	166,809	18,179
	Kinder Morgan Inc.	1,000,146	18,123
	Xcel Energy Inc.	275,457	17,935
*	Monster Beverage Corp.	188,405	17,657
	Hershey Co.	73,683	17,593
	Electronic Arts Inc.	139,185	17,532
	Nucor Corp.	132,274	17,378
	Cummins Inc.	70,914	17,339
	Marvell Technology Inc.	433,445	17,199
	Allstate Corp.	136,136	17,187
	Yum! Brands Inc.	144,591	17,098
	Halliburton Co.	469,187	17,088
*	Crowdstrike Holdings Inc. Class A	105,833	17,060
	Carrier Global Corp.	428,728	17,046
	Dow Inc.	364,652	17,044
*	Dollar Tree Inc.	107,522	17,042
	Ameriprise Financial Inc.	54,992	16,999
	Microchip Technology Inc.	274,842	16,969
	Ross Stores Inc.	175,447	16,789
	Keurig Dr Pepper Inc.	432,101	16,783
	PACCAR Inc.	172,399	16,693
	Albemarle Corp.	59,051	16,527
	Cognizant Technology Solutions Corp. Class A	263,939	16,430
*	CoStar Group Inc.	198,479	16,418
	ResMed Inc.	72,893	16,305
*	Block Inc. (XNYS)	268,763	16,145
	Consolidated Edison Inc.	181,116	15,931
*	Keysight Technologies Inc.	91,166	15,877
	Global Payments Inc.	138,814	15,861
	Kroger Co.	331,608	15,682
		Shares	Market Value• ($000)
*	Workday Inc. Class A	100,607	15,677
	VICI Properties Inc.	489,282	15,667
	Bank of New York Mellon Corp.	371,296	15,635
	Constellation Energy Corp.	164,978	15,597
*	Warner Bros Discovery Inc.	1,196,782	15,558
	TransDigm Group Inc.	26,408	15,205
	AMETEK Inc.	117,074	15,180
	Otis Worldwide Corp.	214,273	15,136
*	IDEXX Laboratories Inc.	42,016	15,112
*	Arista Networks Inc.	124,739	15,076
	Rockwell Automation Inc.	58,513	14,938
	M&T Bank Corp.	88,282	14,864
	DuPont de Nemours Inc.	259,507	14,844
	SBA Communications Corp. Class A	54,297	14,655
	WEC Energy Group Inc.	159,275	14,547
	Welltower Inc.	237,454	14,494
	Discover Financial Services	138,693	14,488
*	Mettler-Toledo International Inc.	11,413	14,437
	Digital Realty Trust Inc.	143,457	14,382
	Verisk Analytics Inc. Class A	78,656	14,381
	HP Inc.	518,165	14,312
	Public Service Enterprise Group Inc.	252,223	14,142
	Fastenal Co.	291,210	14,074
	KKR & Co. Inc.	288,606	14,035
	Old Dominion Freight Line Inc.	51,074	14,025
*	Atlassian Corp.	68,839	13,956
	Diamondback Energy Inc.	88,654	13,928
	Baxter International Inc.	254,757	13,846
	State Street Corp.	185,342	13,715
	PPG Industries Inc.	119,898	13,690
*	ON Semiconductor Corp.	222,592	13,674
	Republic Services Inc. Class A	102,822	13,636
	Kraft Heinz Co.	353,308	13,592
	WW Grainger Inc.	23,059	13,475
	American Water Works Co. Inc.	92,262	13,409
	ONEOK Inc.	225,841	13,397
	Baker Hughes Co. Class A	483,015	13,360
	Walgreens Boots Alliance Inc.	364,861	13,317
	Eversource Energy	174,039	13,276
	Apollo Global Management Inc.	231,978	12,842
	Newmont Corp.	303,437	12,841
*	Alnylam Pharmaceuticals Inc.	61,352	12,716
	AvalonBay Communities Inc.	71,785	12,571
	International Flavors & Fragrances Inc.	128,528	12,546
	Fifth Third Bancorp	349,696	12,481
	Tractor Supply Co.	56,710	12,463
*	Aptiv plc	136,841	12,462
*	Copart Inc.	108,048	12,428
	Coterra Energy Inc.	398,640	12,410
		Shares	Market Value• ($000)
	DR Horton Inc.	161,060	12,382
	Corning Inc.	380,240	12,232
	T Rowe Price Group Inc.	114,932	12,201
	Genuine Parts Co.	68,380	12,162
	Alexandria Real Estate Equities Inc.	83,010	12,061
	Willis Towers Watson plc	55,130	12,030
	Zimmer Biomet Holdings Inc.	105,869	12,000
	Hartford Financial Services Group Inc.	165,165	11,960
	Extra Space Storage Inc.	67,340	11,949
	CDW Corp.	69,091	11,940
	Equity Residential	189,224	11,925
*	AmerisourceBergen Corp. Class A	75,462	11,864
*	Gartner Inc.	39,155	11,822
*	Veeva Systems Inc. Class A	70,331	11,811
*	CBRE Group Inc. Class A	166,320	11,799
*	Trade Desk Inc. Class A	220,899	11,761
*	PG&E Corp.	787,318	11,755
	Weyerhaeuser Co.	378,702	11,713
	Raymond James Financial Inc.	98,448	11,631
	Edison International	190,320	11,427
*	United Rentals Inc.	35,818	11,308
	Fortive Corp.	175,808	11,234
	eBay Inc.	279,322	11,128
	Principal Financial Group Inc.	126,169	11,119
	Entergy Corp.	103,686	11,109
	FirstEnergy Corp.	291,534	10,994
*	Ulta Beauty Inc.	26,210	10,992
	DTE Energy Co.	98,035	10,991
	First Republic Bank	91,470	10,986
	Huntington Bancshares Inc.	719,253	10,918
*	Datadog Inc. Class A	135,544	10,913
	Vulcan Materials Co.	66,526	10,890
	Nasdaq Inc.	174,818	10,881
	CF Industries Holdings Inc.	101,418	10,777
*	Zoom Video Communications Inc. Class A	129,013	10,765
	Ameren Corp.	130,092	10,605
	Ingersoll Rand Inc.	209,989	10,604
	Martin Marietta Materials Inc.	31,494	10,581
	Cardinal Health Inc.	138,910	10,543
*	ANSYS Inc.	47,667	10,542
	Regions Financial Corp.	479,646	10,528
*	Arch Capital Group Ltd.	181,517	10,437
	Equifax Inc.	61,515	10,429
	LPL Financial Holdings Inc.	40,770	10,423
	Marathon Oil Corp.	341,989	10,414
*	Molina Healthcare Inc.	28,820	10,342
	Lennar Corp. Class A	127,493	10,289
	Laboratory Corp. of America Holdings	46,262	10,264
*	Quanta Services Inc.	71,950	10,220
	Citizens Financial Group Inc.	246,995	10,102
	VMware Inc. Class A	89,016	10,017
	PPL Corp.	377,478	9,999
67

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Invitation Homes Inc.	314,921	9,980
	McCormick & Co. Inc.	126,597	9,956
	LyondellBasell Industries NV Class A	129,428	9,895
*	Take-Two Interactive Software Inc.	83,285	9,868
	Kellogg Co.	128,256	9,853
	Tyson Foods Inc. Class A	143,585	9,814
*	EPAM Systems Inc.	27,600	9,660
*	Paycom Software Inc.	27,623	9,558
	Dover Corp.	72,918	9,530
*	VeriSign Inc.	47,252	9,472
*	Teledyne Technologies Inc.	23,728	9,443
	Hewlett Packard Enterprise Co.	657,243	9,379
	Mosaic Co.	173,168	9,308
	Mid-America Apartment Communities Inc.	59,036	9,295
	Xylem Inc.	90,329	9,252
*	Rivian Automotive Inc. Class A	263,997	9,232
	CenterPoint Energy Inc.	319,429	9,139
*	Insulet Corp.	35,295	9,135
	Church & Dwight Co. Inc.	123,004	9,118
	Clorox Co.	62,386	9,111
*	Waters Corp.	30,303	9,066
	AES Corp.	344,453	9,011
	Darden Restaurants Inc.	62,402	8,932
	Northern Trust Corp.	105,275	8,880
	STERIS plc	51,283	8,850
	Broadridge Financial Solutions Inc.	58,971	8,849
	Conagra Brands Inc.	240,875	8,840
*	Seagen Inc.	69,424	8,828
	West Pharmaceutical Services Inc.	38,009	8,746
	PerkinElmer Inc.	65,395	8,735
	Westinghouse Air Brake Technologies Corp.	93,262	8,699
	KeyCorp.	484,925	8,666
	Quest Diagnostics Inc.	60,006	8,620
	Synchrony Financial	242,216	8,613
	IDEX Corp.	38,681	8,599
*	Hologic Inc.	125,948	8,539
	CMS Energy Corp.	148,648	8,480
	Sun Communities Inc.	62,604	8,442
	Targa Resources Corp.	121,611	8,315
	Bio-Techne Corp.	28,059	8,313
	FactSet Research Systems Inc.	19,408	8,258
	Steel Dynamics Inc.	87,734	8,251
	Cincinnati Financial Corp.	79,800	8,245
	Expeditors International of Washington Inc.	84,180	8,237
*	BioMarin Pharmaceutical Inc.	94,723	8,206
*	Palantir Technologies Inc. Class A	927,049	8,149
*	Markel Corp.	6,729	8,116
*	Cloudflare Inc. Class A	142,767	8,041
		Shares	Market Value• ($000)
	Royalty Pharma plc Class A	189,162	8,005
*	Roblox Corp. Class A	178,928	8,005
*	ICON plc	40,435	8,000
	Ventas Inc.	204,014	7,983
	J M Smucker Co.	52,453	7,903
*	Align Technology Inc.	40,242	7,819
	Omnicom Group Inc.	107,457	7,817
	Monolithic Power Systems Inc.	23,024	7,815
*	First Solar Inc.	53,571	7,798
	Ball Corp.	157,644	7,786
	EQT Corp.	185,456	7,759
*	Trimble Inc.	128,819	7,750
	APA Corp.	170,435	7,748
	NetApp Inc.	111,809	7,745
	Atmos Energy Corp.	71,907	7,662
	FMC Corp.	63,718	7,576
	W R Berkley Corp.	101,228	7,529
	Jacobs Solutions Inc.	65,241	7,517
	Textron Inc.	109,484	7,493
*	Zebra Technologies Corp. Class A	26,383	7,472
	Jack Henry & Associates Inc.	37,456	7,456
	Essex Property Trust Inc.	33,387	7,420
	Iron Mountain Inc.	148,067	7,414
	JB Hunt Transport Services Inc.	43,064	7,367
*	Expedia Group Inc.	77,989	7,290
	WP Carey Inc. REIT	95,135	7,259
*	Pinterest Inc. Class A	293,941	7,231
	Booz Allen Hamilton Holding Corp. Class A	66,320	7,219
*	Akamai Technologies Inc.	81,155	7,168
	Avery Dennison Corp.	42,219	7,158
	Brown & Brown Inc.	121,414	7,138
*	Incyte Corp.	95,560	7,104
	LKQ Corp.	127,506	7,094
*	Horizon Therapeutics plc	112,901	7,036
*	HubSpot Inc.	23,701	7,029
	Leidos Holdings Inc.	69,182	7,028
	Howmet Aerospace Inc.	197,317	7,015
	Skyworks Solutions Inc.	81,350	6,997
	Evergy Inc.	113,904	6,963
	Bunge Ltd.	70,540	6,962
	Best Buy Co. Inc.	101,622	6,952
	Cooper Cos. Inc.	25,226	6,897
*	FleetCor Technologies Inc.	36,870	6,862
*	SVB Financial Group	29,693	6,858
*	Splunk Inc.	82,243	6,835
*	Tyler Technologies Inc.	20,975	6,782
	Host Hotels & Resorts Inc.	358,791	6,774
*	GoDaddy Inc. Class A	84,075	6,760
	Nordson Corp.	29,949	6,739
	Cboe Global Markets Inc.	53,911	6,712
	Texas Pacific Land Corp.	2,910	6,704
	Hormel Foods Corp.	144,152	6,696
*	Bill.com Holdings Inc.	50,170	6,691
	Garmin Ltd.	75,750	6,669
	UDR Inc.	167,374	6,655
	Alliant Energy Corp.	127,384	6,646
*	Check Point Software Technologies Ltd.	51,248	6,623
		Shares	Market Value• ($000)
	Healthpeak Properties Inc.	278,065	6,598
	Kimco Realty Corp.	306,362	6,550
	Hubbell Inc. Class B	27,558	6,544
	First Horizon Corp.	266,353	6,528
	Teradyne Inc.	80,176	6,522
	NortonLifeLock Inc. (XNGS)	288,559	6,501
	Lamb Weston Holdings Inc.	75,262	6,489
*	SolarEdge Technologies Inc.	28,180	6,482
*	NVR Inc.	1,526	6,467
*	Zscaler Inc.	41,669	6,421
*	Darling Ingredients Inc.	81,719	6,413
	Everest Re Group Ltd.	19,842	6,402
*	Twilio Inc. Class A	86,009	6,396
*	PTC Inc.	54,166	6,382
	Reliance Steel & Aluminum Co.	31,507	6,348
*	ZoomInfo Technologies Inc. Class A	141,710	6,310
*	Las Vegas Sands Corp.	165,906	6,306
	Viatris Inc.	620,433	6,285
*	Match Group Inc.	145,161	6,271
	International Paper Co.	186,461	6,267
	Camden Property Trust	53,966	6,236
	CH Robinson Worldwide Inc.	63,696	6,224
*	Live Nation Entertainment Inc.	78,132	6,220
	RPM International Inc.	65,615	6,205
	Chesapeake Energy Corp.	60,639	6,202
	Brown-Forman Corp. Class B	90,810	6,175
*	Avantor Inc.	305,850	6,169
	Interpublic Group of Cos. Inc.	205,204	6,113
	Gaming and Leisure Properties Inc.	121,440	6,087
	Graco Inc.	87,025	6,055
	Domino's Pizza Inc.	18,219	6,053
	Entegris Inc.	76,097	6,038
*	Fair Isaac Corp.	12,561	6,015
	Carlisle Cos. Inc.	25,184	6,014
*	MongoDB Inc. Class A	32,714	5,988
	MGM Resorts International	168,308	5,987
	Advance Auto Parts Inc.	31,495	5,982
*	Etsy Inc.	63,703	5,982
	Snap-on Inc.	26,872	5,967
*	Equitable Holdings Inc.	194,853	5,966
	Pool Corp.	19,572	5,954
*	Liberty Media Corp.-Liberty Formula One Class C	102,551	5,920
	Stanley Black & Decker Inc.	75,161	5,899
*	Royal Caribbean Cruises Ltd.	110,241	5,885
	SS&C Technologies Holdings Inc.	113,943	5,859
*	Catalent Inc.	88,770	5,835
	Equity LifeStyle Properties Inc.	91,116	5,828
68

Total World Stock Index Fund
		Shares	Market Value• ($000)
	TransUnion	98,108	5,815
	Boston Properties Inc.	79,970	5,814
	Ares Management Corp. Class A	76,507	5,802
*	ABIOMED Inc.	22,900	5,773
*	Spotify Technology SA	71,079	5,728
	Toro Co.	53,633	5,655
*	DoorDash Inc. Class A	129,161	5,622
*	Neurocrine Biosciences Inc.	48,740	5,611
*	Western Digital Corp.	162,634	5,590
*	Charles River Laboratories International Inc.	26,199	5,561
	NiSource Inc.	215,376	5,533
	Loews Corp.	97,005	5,531
*	Globe Life Inc.	47,526	5,490
	Fidelity National Financial Inc.	139,159	5,480
	Packaging Corp. of America	45,389	5,456
*	Antero Resources Corp.	148,793	5,455
*	Liberty Broadband Corp. Class C	63,882	5,394
	Paramount Global Inc. Class B	293,209	5,372
	HEICO Corp.	33,017	5,370
*	Shockwave Medical Inc.	18,180	5,329
	Masco Corp.	114,575	5,301
	NRG Energy Inc.	119,265	5,295
	Teleflex Inc.	24,668	5,293
	Celanese Corp. Class A	54,967	5,283
	East West Bancorp Inc.	73,752	5,278
	Credicorp Ltd.	35,872	5,250
*	BJ's Wholesale Club Holdings Inc.	67,754	5,244
*,1	Coinbase Global Inc. Class A	79,036	5,236
	Huntington Ingalls Industries Inc.	20,297	5,218
	AECOM	69,156	5,206
*	United Therapeutics Corp.	22,507	5,189
*	CarMax Inc.	81,935	5,163
*	Repligen Corp.	28,068	5,122
	Amdocs Ltd.	59,215	5,111
	Essential Utilities Inc.	115,435	5,105
	Juniper Networks Inc.	166,034	5,081
*	Coupang Inc.	293,351	5,066
	Signature Bank	31,907	5,058
	Regency Centers Corp.	82,953	5,019
	Dell Technologies Inc. Class C	130,604	5,015
	Campbell Soup Co.	94,325	4,991
	VF Corp.	176,297	4,980
	Rollins Inc.	117,836	4,959
*	Henry Schein Inc.	71,392	4,887
	First Citizens BancShares Inc. Class A	5,941	4,884
	Reinsurance Group of America Inc.	33,164	4,881
	Coca-Cola Europacific Partners plc	103,560	4,872
	PulteGroup Inc.	121,103	4,843
	Eastman Chemical Co.	62,984	4,838
*	Axon Enterprise Inc.	33,237	4,834
	American Financial Group Inc.	33,285	4,830
		Shares	Market Value• ($000)
	Rexford Industrial Realty Inc.	87,190	4,820
	American Homes 4 Rent Class A	150,806	4,817
*	DocuSign Inc. Class A	99,588	4,810
*	Builders FirstSource Inc.	77,906	4,804
	Allegion plc	45,810	4,800
*	Deckers Outdoor Corp.	13,681	4,787
*	Burlington Stores Inc.	33,443	4,781
*	Sarepta Therapeutics Inc.	41,909	4,778
	Lincoln National Corp.	88,309	4,757
	Seagate Technology Holdings plc	95,158	4,726
	CubeSmart	112,785	4,722
	Life Storage Inc.	42,554	4,707
	Vistra Corp.	204,692	4,702
	Fortune Brands Home & Security Inc.	77,920	4,700
	Jabil Inc.	72,986	4,689
*	Ceridian HCM Holding Inc.	70,789	4,686
*	Black Knight Inc.	77,413	4,681
*	Flex Ltd.	239,028	4,680
*	Wolfspeed Inc.	59,156	4,659
	Comerica Inc.	66,024	4,655
*	Zendesk Inc.	60,495	4,639
	Watsco Inc.	17,099	4,633
	BorgWarner Inc. (XNYS)	123,094	4,620
	MarketAxess Holdings Inc.	18,922	4,618
	Unum Group	100,120	4,564
	Genpact Ltd.	93,916	4,555
	Webster Financial Corp.	83,933	4,554
*	Paylocity Holding Corp.	19,563	4,535
*	Qorvo Inc.	52,643	4,532
	Service Corp. International	74,644	4,524
*	F5 Inc.	31,648	4,523
*	WillScot Mobile Mini Holdings Corp.	105,939	4,506
*	Caesars Entertainment Inc.	103,014	4,505
	Aramark	123,225	4,498
	ITT Inc.	58,843	4,495
	Vail Resorts Inc.	20,445	4,480
*	Jazz Pharmaceuticals plc	31,120	4,475
	Westrock Co.	130,156	4,433
	Williams-Sonoma Inc.	35,544	4,401
	Hasbro Inc.	67,440	4,400
	HF Sinclair Corp.	71,768	4,390
*	Carnival Corp.	482,641	4,373
	Ally Financial Inc.	157,856	4,351
	Cullen/Frost Bankers Inc.	27,844	4,317
	Lear Corp.	31,081	4,311
	Molson Coors Beverage Co. Class B	85,460	4,310
	NOV Inc.	192,196	4,305
	Owens Corning	49,774	4,261
*	Okta Inc.	75,400	4,231
	Annaly Capital Management Inc.	227,617	4,222
*	Pure Storage Inc. Class A	136,760	4,220
	Casey's General Stores Inc.	18,080	4,207
		Shares	Market Value• ($000)
*	Plug Power Inc.	262,878	4,201
	Tapestry Inc.	131,789	4,175
	Commerce Bancshares Inc.	58,919	4,174
	Crown Holdings Inc.	60,712	4,164
	Newmont Corp. (XNYS)	98,329	4,159
*	Five Below Inc.	28,291	4,140
	Robert Half International Inc.	53,746	4,109
	Regal Rexnord Corp.	32,440	4,105
	Lamar Advertising Co. Class A	44,493	4,104
*	Chart Industries Inc.	18,380	4,097
	Federal Realty Investment Trust	41,281	4,086
	Cognex Corp.	88,299	4,082
	STORE Capital Corp.	128,128	4,074
	Bath & Body Works Inc.	120,444	4,020
	Zions Bancorp NA	76,908	3,995
	Churchill Downs Inc.	19,164	3,984
*	Manhattan Associates Inc.	32,552	3,961
	Pinnacle West Capital Corp.	58,858	3,956
	United Parcel Service Inc. Class B	34,086	3,950
	Healthcare Realty Trust Inc. Class A	192,941	3,922
*	Floor & Decor Holdings Inc. Class A	53,419	3,919
*	Southwestern Energy Co.	565,426	3,918
	Lincoln Electric Holdings Inc.	27,500	3,905
*	Globant SA	20,662	3,899
	Whirlpool Corp.	28,123	3,888
*	Performance Food Group Co.	74,672	3,886
	Lumen Technologies Inc.	523,928	3,856
*	Ciena Corp.	80,430	3,853
*,1	Lucid Group Inc.	267,834	3,827
	Pentair plc	88,876	3,817
*,1	GameStop Corp. Class A	134,789	3,816
	Matador Resources Co.	56,915	3,782
*	Bio-Rad Laboratories Inc. Class A	10,736	3,776
	Knight-Swift Transportation Holdings Inc.	78,443	3,768
*	Middleby Corp.	26,765	3,743
*	Avis Budget Group Inc.	15,827	3,742
*	AerCap Holdings NV	69,949	3,736
	Advanced Drainage Systems Inc.	32,132	3,723
	AGCO Corp.	29,976	3,722
	Fox Corp. Class A	128,781	3,718
*	Novocure Ltd.	52,594	3,716
	UGI Corp.	105,154	3,715
	Wyndham Hotels & Resorts Inc.	48,806	3,706
*	Acadia Healthcare Co. Inc.	45,547	3,703
	National Retail Properties Inc.	88,070	3,702
*	Dynatrace Inc.	104,989	3,700
	EMCOR Group Inc.	26,208	3,698
69

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Lennox International Inc.	15,823	3,696
	Western Alliance Bancorp	54,963	3,692
	Curtiss-Wright Corp.	21,926	3,680
	Omega Healthcare Investors Inc.	115,740	3,678
*	Jones Lang LaSalle Inc.	23,109	3,676
	OGE Energy Corp.	100,184	3,670
*	Generac Holdings Inc.	31,594	3,662
	Tetra Tech Inc.	25,792	3,644
	Alcoa Corp.	93,346	3,643
	Kinsale Capital Group Inc.	11,560	3,643
	A O Smith Corp.	66,262	3,630
	Autoliv Inc.	45,038	3,619
*	Norwegian Cruise Line Holdings Ltd.	213,421	3,605
*	Arrow Electronics Inc.	35,499	3,595
	Range Resources Corp.	126,133	3,592
*	Viavi Solutions Inc.	237,055	3,580
	First Industrial Realty Trust Inc.	75,078	3,576
	Interactive Brokers Group Inc. Class A	44,586	3,574
	News Corp. Class A	211,776	3,573
	Ovintiv Inc.	70,469	3,569
	Texas Roadhouse Inc. Class A	35,926	3,555
	Graphic Packaging Holding Co.	153,929	3,534
*	WEX Inc.	21,475	3,525
	Assurant Inc.	25,912	3,520
	HEICO Corp. Class A	27,543	3,506
*	RBC Bearings Inc.	13,829	3,506
	DENTSPLY SIRONA Inc.	112,943	3,481
	EastGroup Properties Inc.	22,195	3,478
*	Iridium Communications Inc.	67,482	3,477
	Medical Properties Trust Inc.	303,396	3,474
	Murphy USA Inc.	11,025	3,467
	RenaissanceRe Holdings Ltd.	22,364	3,459
	Jefferies Financial Group Inc.	100,021	3,442
*	CACI International Inc. Class A	11,318	3,441
	Olin Corp.	64,726	3,427
	Murphy Oil Corp.	70,533	3,422
	Sealed Air Corp.	71,749	3,417
*	Wynn Resorts Ltd.	53,477	3,417
*	Cleveland-Cliffs Inc.	262,584	3,411
	Invesco Ltd.	222,512	3,409
	Bruker Corp.	54,809	3,389
*	Lattice Semiconductor Corp.	69,737	3,383
	H&R Block Inc.	82,139	3,380
*	DXC Technology Co.	117,019	3,364
	Sensata Technologies Holding plc	83,650	3,364
	Donaldson Co. Inc.	58,510	3,361
*	Mattel Inc.	177,226	3,360
	PDC Energy Inc.	46,557	3,359
	Chemed Corp.	7,189	3,356
	KBR Inc.	67,337	3,351
	Gentex Corp.	126,222	3,344
	Voya Financial Inc.	48,826	3,338
		Shares	Market Value• ($000)
*	Karuna Therapeutics Inc.	15,182	3,330
*	Roku Inc.	59,820	3,322
	SouthState Corp.	36,556	3,306
	Franklin Resources Inc.	139,456	3,270
	AptarGroup Inc.	32,945	3,266
	Nexstar Media Group Inc. Class A	18,962	3,248
*	HealthEquity Inc.	41,614	3,242
*	Aspen Technology Inc.	13,398	3,235
	Valmont Industries Inc.	10,121	3,231
	Americold Realty Trust Inc.	132,787	3,220
*	Masimo Corp.	24,451	3,218
	Organon & Co.	122,937	3,218
*	CyberArk Software Ltd.	20,495	3,216
*	Ionis Pharmaceuticals Inc.	72,721	3,214
	Old Republic International Corp.	137,703	3,196
	Old National Bancorp	162,961	3,188
*	Robinhood Markets Inc. Class A	272,488	3,183
	Oshkosh Corp.	36,100	3,177
	Synovus Financial Corp.	79,437	3,166
	FNB Corp.	218,819	3,162
	Royal Gold Inc.	33,256	3,158
	Ovintiv Inc. (XNYS)	62,207	3,151
	Starwood Property Trust Inc.	151,542	3,131
*,1	Unity Software Inc.	104,995	3,097
*	Halozyme Therapeutics Inc.	64,755	3,096
*	Guidewire Software Inc.	52,065	3,093
	Prosperity Bancshares Inc.	43,070	3,083
*	Nutanix Inc. Class A	112,396	3,080
	Glacier Bancorp Inc.	53,449	3,062
	Chord Energy Corp.	19,988	3,060
	Polaris Inc.	30,020	3,050
	Brixmor Property Group Inc.	143,088	3,049
	Stifel Financial Corp.	49,125	3,039
	Dick's Sporting Goods Inc.	26,619	3,028
*	Berry Global Group Inc.	63,925	3,025
*	Clean Harbors Inc.	24,665	3,020
*	Elanco Animal Health Inc. (XNYS)	228,603	3,015
	Sonoco Products Co.	48,453	3,008
	Tradeweb Markets Inc. Class A	54,383	2,995
	National Fuel Gas Co.	44,260	2,987
	Brunswick Corp.	42,238	2,985
*	Capri Holdings Ltd.	65,155	2,976
*	WESCO International Inc.	21,576	2,973
	Pinnacle Financial Partners Inc.	35,737	2,966
*	Penumbra Inc.	17,266	2,961
	MSA Safety Inc.	22,002	2,954
*	Apellis Pharmaceuticals Inc.	48,570	2,938
	Valley National Bancorp	246,709	2,928
*	Dropbox Inc. Class A	134,551	2,926
*	XP Inc. Class A	159,648	2,926
		Shares	Market Value• ($000)
	Acuity Brands Inc.	15,883	2,916
*	US Foods Holding Corp	97,677	2,907
*	Exact Sciences Corp.	83,437	2,902
*	Planet Fitness Inc. Class A	44,326	2,902
	Landstar System Inc.	18,541	2,896
	MDU Resources Group Inc.	101,533	2,892
	Apartment Income REIT Corp.	75,257	2,892
	Huntsman Corp.	107,941	2,888
	Science Applications International Corp.	26,636	2,886
*	Delta Air Lines Inc.	84,721	2,875
	Littelfuse Inc.	13,011	2,866
*	Liberty Media Corp.- Liberty SiriusXM Class C	67,829	2,862
*	Zillow Group Inc. Class C	92,611	2,858
	Popular Inc.	40,398	2,857
	Bentley Systems Inc. Class B	80,898	2,854
	Fox Corp. Class B	104,897	2,853
	Macy's Inc.	136,593	2,848
*	ExlService Holdings Inc.	15,650	2,846
	Ingredion Inc.	31,940	2,846
*	Envista Holdings Corp.	86,075	2,841
*	RH	11,153	2,832
*	Trex Co. Inc.	58,809	2,828
	ChampionX Corp.	98,760	2,827
	Marriott Vacations Worldwide Corp.	19,100	2,822
	Carlyle Group Inc.	99,392	2,811
*	XPO Logistics Inc.	54,307	2,810
	SEI Investments Co.	51,449	2,794
	Western Union Co.	206,590	2,791
*	Liberty Global plc Class C	158,015	2,791
	nVent Electric plc	76,415	2,789
	SM Energy Co.	61,866	2,783
	Selective Insurance Group Inc.	28,371	2,783
	DTE Midstream LLC	46,584	2,781
	Harley-Davidson Inc.	64,544	2,775
	Lithia Motors Inc. Class A	13,994	2,773
	Morningstar Inc.	11,931	2,770
	First Financial Bankshares Inc.	71,736	2,761
*	Frontier Communications Parent Inc.	117,677	2,756
*	TopBuild Corp.	16,138	2,746
	STAG Industrial Inc.	86,689	2,739
	Commercial Metals Co.	60,102	2,735
*	Axalta Coating Systems Ltd.	117,070	2,730
	Primerica Inc.	18,786	2,718
*	Medpace Holdings Inc.	12,211	2,711
*	SiteOne Landscape Supply Inc.	23,400	2,711
	Ralph Lauren Corp. Class A	29,224	2,709
	Newell Brands Inc.	196,009	2,707
	Woodward Inc.	29,486	2,704
*	Saia Inc.	13,544	2,693
	United Bankshares Inc.	63,436	2,687
	Concentrix Corp.	21,961	2,684
70

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Wintrust Financial Corp.	28,637	2,681
*	Exelixis Inc.	161,654	2,680
*	Inspire Medical Systems Inc.	13,749	2,680
	Cable One Inc.	3,109	2,672
	IDACORP Inc.	25,490	2,669
	Flowers Foods Inc.	92,699	2,661
*	Globus Medical Inc. Class A	39,637	2,656
*	Toast Inc. Class A	120,214	2,656
*	Qualys Inc.	18,598	2,651
	Perrigo Co. plc	65,808	2,651
*	Penn Entertainment Inc.	80,074	2,650
	Agree Realty Corp.	38,346	2,634
	Eagle Materials Inc.	21,411	2,619
*	Mohawk Industries Inc.	27,636	2,619
*	DraftKings Inc. Class A	165,700	2,618
*	FTI Consulting Inc.	16,818	2,617
*	AMN Healthcare Services Inc.	20,830	2,614
*	Southwest Airlines Co.	71,769	2,609
	AMERCO	4,517	2,598
	Black Hills Corp.	39,737	2,598
	Encompass Health Corp.	47,307	2,575
	Ashland Inc.	24,532	2,574
	Hanover Insurance Group Inc.	17,495	2,563
	RLI Corp.	19,634	2,554
*	Scientific Games Corp. Class A	45,184	2,537
	Valvoline Inc.	86,413	2,537
	Essent Group Ltd.	64,012	2,534
	BWX Technologies Inc.	44,369	2,528
	Wingstop Inc.	15,921	2,522
	Leggett & Platt Inc.	74,685	2,521
	MKS Instruments Inc.	30,631	2,516
	First American Financial Corp.	49,908	2,515
*	Celsius Holdings Inc.	27,430	2,498
	Spirit Realty Capital Inc.	64,149	2,491
*	LHC Group Inc.	14,887	2,488
*	Teladoc Health Inc.	83,777	2,483
*	Novanta Inc.	17,554	2,482
	Umpqua Holdings Corp.	124,869	2,482
	Ensign Group Inc.	27,507	2,470
*	Syneos Health Inc.	49,013	2,469
*	IAA Inc.	65,028	2,467
*	Lumentum Holdings Inc.	33,037	2,460
*	Lyft Inc. Class A	168,028	2,460
	Switch Inc. Class A	72,256	2,460
	Civitas Resources Inc.	35,186	2,460
*	Livent Corp.	77,785	2,456
*	Skechers USA Inc. Class A	71,277	2,454
*	Post Holdings Inc.	27,043	2,445
	National Instruments Corp.	63,791	2,436
*	Lantheus Holdings Inc.	32,881	2,433
	Bank OZK	56,579	2,432
*	Clarivate plc	233,233	2,409
	Helmerich & Payne Inc.	48,547	2,404
		Shares	Market Value• ($000)
*	Liberty Media Corp.- Liberty SiriusXM Class A	56,637	2,404
	Southwest Gas Holdings Inc.	32,823	2,398
*	Elastic NV	37,459	2,396
	Crane Holdings Co.	23,689	2,377
*	Sunrun Inc.	105,498	2,375
*	Guardant Health Inc.	47,880	2,370
	Ryman Hospitality Properties Inc.	26,613	2,366
	Kilroy Realty Corp.	55,274	2,362
	Cadence Bank	85,409	2,362
	Rayonier Inc.	69,974	2,358
	Exponent Inc.	24,720	2,355
	MGIC Investment Corp.	172,415	2,353
*	Option Care Health Inc.	76,842	2,325
*	SPS Commerce Inc.	18,370	2,324
	Balchem Corp.	16,614	2,323
	Home BancShares Inc.	90,936	2,318
	US Steel Corp.	113,791	2,317
*	Tenet Healthcare Corp.	51,979	2,306
	New York Times Co. Class A	79,449	2,301
	Applied Industrial Technologies Inc.	18,493	2,300
	Associated Banc-Corp.	94,308	2,296
	HB Fuller Co.	32,829	2,289
	Affiliated Managers Group Inc.	18,352	2,279
*	MasTec Inc.	29,566	2,279
*	Wix.com Ltd.	27,076	2,277
*	UiPath Inc. Class A	179,116	2,266
*	Hyatt Hotels Corp. Class A	23,919	2,253
	Franklin Electric Co. Inc.	27,451	2,249
	Timken Co.	31,540	2,248
	Toll Brothers Inc.	52,148	2,247
	Universal Display Corp.	23,573	2,245
*	Crocs Inc.	31,388	2,221
*	Coherent Corp.	65,958	2,217
	Louisiana-Pacific Corp.	39,055	2,212
	Hancock Whitney Corp.	39,579	2,211
	Tempur Sealy International Inc.	82,174	2,210
	Hexcel Corp.	39,642	2,208
	TEGNA Inc.	105,547	2,204
*	Denbury Inc.	24,116	2,204
	Chemours Co.	76,747	2,197
*	Evoqua Water Technologies Corp.	55,683	2,182
*	Calix Inc.	29,580	2,178
	Boyd Gaming Corp.	37,682	2,177
	Hawaiian Electric Industries Inc.	56,786	2,160
	OneMain Holdings Inc.	55,891	2,155
	UMB Financial Corp.	25,882	2,154
*	TechnipFMC plc	203,231	2,152
	Comfort Systems USA Inc.	17,423	2,148
	Houlihan Lokey Inc. Class A	23,892	2,134
*	Tenable Holdings Inc.	52,410	2,130
*	QuidelOrtho Corp.	23,689	2,128
		Shares	Market Value• ($000)
	Watts Water Technologies Inc. Class A	14,504	2,123
*	Brighthouse Financial Inc.	37,186	2,122
*	Haemonetics Corp.	24,924	2,117
*	Five9 Inc.	35,003	2,109
*	Fluor Corp.	69,305	2,097
*	PBF Energy Inc. Class A	47,391	2,097
	AGNC Investment Corp.	254,598	2,093
*	Rogers Corp.	8,874	2,088
	Vertiv Holdings Co. Class A	145,792	2,086
	Altra Industrial Motion Corp.	34,637	2,083
*	Atkore Inc.	21,854	2,083
*	Smartsheet Inc. Class A	59,631	2,082
	New York Community Bancorp Inc.	223,040	2,077
*,1	SoFi Technologies Inc.	381,673	2,076
	Choice Hotels International Inc.	15,964	2,073
	New Jersey Resources Corp.	46,256	2,065
	Insperity Inc.	17,488	2,064
	Terreno Realty Corp.	36,097	2,063
*	Fabrinet	18,003	2,060
	MSC Industrial Direct Co. Inc. Class A	24,810	2,059
	Allison Transmission Holdings Inc.	48,672	2,056
	UFP Industries Inc.	28,864	2,056
[1]	Sirius XM Holdings Inc.	339,225	2,049
	Cousins Properties Inc.	86,055	2,045
*	DaVita Inc.	28,012	2,045
	Magnolia Oil & Gas Corp. Class A	79,622	2,045
*	Euronet Worldwide Inc.	24,324	2,043
*	Bright Horizons Family Solutions Inc.	31,246	2,041
	ManpowerGroup Inc.	26,045	2,040
	Thor Industries Inc.	25,027	2,039
	Axis Capital Holdings Ltd.	37,193	2,033
	ONE Gas Inc.	26,207	2,031
*	Intellia Therapeutics Inc.	38,416	2,028
*	Univar Solutions Inc.	79,584	2,028
	South Jersey Industries Inc.	58,449	2,026
	Blackstone Mortgage Trust Inc. Class A	81,125	2,025
*	AutoNation Inc.	19,015	2,021
	SLM Corp.	121,156	2,010
*	Casella Waste Systems Inc. Class A	24,556	2,009
	Ryder System Inc.	24,954	2,009
*	agilon health Inc.	101,202	2,009
	First Interstate BancSystem Inc. Class A	44,009	2,007
*	ASGN Inc.	23,599	2,001
	Vornado Realty Trust	84,663	1,997
*	Intra-Cellular Therapies Inc.	43,675	1,995
*,1	GLOBALFOUNDRIES Inc.	35,104	1,990
71

Total World Stock Index Fund
		Shares	Market Value• ($000)
	White Mountains Insurance Group Ltd.	1,403	1,987
	Kite Realty Group Trust	101,074	1,985
	Cabot Corp.	26,983	1,983
	Dolby Laboratories Inc. Class A	29,542	1,975
	United Community Banks Inc.	51,285	1,974
*	Kirby Corp.	28,197	1,967
*	Stericycle Inc.	44,114	1,967
*	MACOM Technology Solutions Holdings Inc. Class H	33,980	1,966
*	IAC Inc.	40,377	1,966
	Silgan Holdings Inc.	41,381	1,960
	Premier Inc. Class A	56,062	1,955
	Radian Group Inc.	93,435	1,950
*	Natera Inc.	41,489	1,948
	Portland General Electric Co.	43,303	1,946
*	AppLovin Corp. Class A	114,295	1,938
*	Coupa Software Inc.	36,398	1,937
*	Valaris Ltd.	28,945	1,937
*	Integra LifeSciences Holdings Corp.	38,531	1,936
	Southern Copper Corp.	41,120	1,931
	Simpson Manufacturing Co. Inc.	22,570	1,929
	Element Solutions Inc.	111,748	1,922
	Avnet Inc.	47,668	1,916
	PNM Resources Inc.	41,225	1,916
*	United Airlines Holdings Inc.	44,310	1,909
	TD SYNNEX Corp.	20,612	1,886
	Assured Guaranty Ltd.	31,836	1,884
*	Aerojet Rocketdyne Holdings Inc.	38,794	1,880
*	Synaptics Inc.	21,204	1,879
*	Silicon Laboratories Inc.	16,332	1,877
*	Box Inc. Class A	64,487	1,873
	FirstCash Holdings Inc.	18,987	1,869
	Antero Midstream Corp.	175,416	1,868
	Triton International Ltd.	30,785	1,868
*	iRhythm Technologies Inc.	14,604	1,862
*	Boston Beer Co. Inc. Class A	4,966	1,854
*	GXO Logistics Inc.	50,683	1,852
*	CRISPR Therapeutics AG	35,189	1,842
	Evercore Inc. Class A	17,519	1,841
*	Cytokinetics Inc.	42,151	1,840
	Kohl's Corp.	61,401	1,839
	Independent Bank Corp. (XNGS)	21,107	1,837
*	Merit Medical Systems Inc.	26,665	1,834
*	Procore Technologies Inc.	33,522	1,832
	Air Lease Corp. Class A	51,802	1,828
	Flowserve Corp.	63,429	1,819
		Shares	Market Value• ($000)
	Power Integrations Inc.	27,257	1,818
	Apple Hospitality REIT Inc.	105,762	1,811
	ServisFirst Bancshares Inc.	24,025	1,810
	Patterson-UTI Energy Inc.	102,301	1,806
*	Ollie's Bargain Outlet Holdings Inc.	32,066	1,796
	Independence Realty Trust Inc.	107,041	1,794
*	Fox Factory Holding Corp.	20,409	1,793
*	ATI Inc.	60,214	1,792
*	Cirrus Logic Inc.	26,597	1,785
*	Omnicell Inc.	23,089	1,785
	GATX Corp.	17,037	1,784
*	Alkermes plc	78,315	1,778
*	DISH Network Corp. Class A	119,209	1,777
	Maximus Inc.	28,773	1,774
*	Inari Medical Inc.	23,026	1,771
*	Workiva Inc. Class A	22,748	1,770
	Wendy's Co.	84,941	1,765
*	Axonics Inc.	24,063	1,760
	CVB Financial Corp.	61,254	1,759
	PVH Corp.	34,191	1,755
	Academy Sports & Outdoors Inc.	39,831	1,754
	Rithm Capital Corp.	207,481	1,749
*	STAAR Surgical Co.	24,651	1,747
*	Asbury Automotive Group Inc.	11,062	1,745
	Spire Inc.	24,940	1,741
	National Storage Affiliates Trust	40,712	1,737
	Ormat Technologies Inc. (XNYS)	19,144	1,732
*	Affirm Holdings Inc.	85,944	1,725
	Armstrong World Industries Inc.	22,785	1,722
*	Goodyear Tire & Rubber Co.	135,292	1,718
*	API Group Corp.	104,037	1,716
	Lazard Ltd. Class A	45,428	1,713
	Lancaster Colony Corp.	9,488	1,710
	Albertsons Cos. Inc. Class A	83,273	1,708
	Mueller Industries Inc.	27,248	1,707
*	Ziff Davis Inc.	21,982	1,701
	Pacific Premier Bancorp Inc.	46,723	1,701
*	Tandem Diabetes Care Inc.	30,292	1,701
	First BanCorp (XNYS)	107,688	1,700
	Washington Federal Inc.	43,891	1,699
*	Golar LNG Ltd.	61,016	1,697
*,1	ChargePoint Holdings Inc.	121,101	1,693
	Moog Inc. Class A	19,942	1,690
*	Visteon Corp.	12,927	1,687
*	Rambus Inc.	55,732	1,681
*	Hostess Brands Inc. Class A	63,171	1,673
*	Sanmina Corp.	29,657	1,662
*	Simply Good Foods Co.	43,315	1,659
*,1	AMC Entertainment Holdings Inc. Class A	248,682	1,656
		Shares	Market Value• ($000)
*	Arrowhead Pharmaceuticals Inc.	47,506	1,654
	California Resources Corp.	36,541	1,648
*	Marqeta Inc. Class A	208,841	1,646
	PotlatchDeltic Corp.	36,966	1,645
*	Resideo Technologies Inc.	69,019	1,630
	California Water Service Group	26,222	1,627
*	Hilton Grand Vacations Inc.	41,431	1,626
*	Skyline Champion Corp.	27,925	1,626
*	Onto Innovation Inc.	24,312	1,625
*	ICU Medical Inc.	10,922	1,621
	Physicians Realty Trust	107,567	1,620
	Equitrans Midstream Corp.	192,022	1,617
*	Adient plc	46,195	1,616
*	Confluent Inc. Class A	60,112	1,616
	Belden Inc.	23,180	1,614
*	Victoria's Secret & Co.	42,903	1,613
*	RingCentral Inc. Class A	45,248	1,607
	American Equity Investment Life Holding Co.	37,263	1,605
*	CNX Resources Corp.	95,381	1,603
	American States Water Co.	17,686	1,600
	WSFS Financial Corp.	34,375	1,600
*	Dycom Industries Inc.	13,531	1,599
	Azenta Inc.	35,985	1,598
	Cathay General Bancorp	35,008	1,596
*	Teradata Corp.	50,411	1,592
*	Progyny Inc.	35,686	1,587
*	Bloom Energy Corp. Class A	84,673	1,584
*	Grand Canyon Education Inc.	15,647	1,575
	Westlake Corp.	16,175	1,563
	Ameris Bancorp	30,307	1,561
*	Varonis Systems Inc. Class B	58,150	1,557
	World Wrestling Entertainment Inc. Class A	19,717	1,555
	Dun & Bradstreet Holdings Inc.	120,810	1,552
*	Credit Acceptance Corp.	3,326	1,549
	Community Bank System Inc.	24,796	1,548
	Zurn Elkay Water Solutions Corp.	65,841	1,547
	First Hawaiian Inc.	60,311	1,543
	Sabra Health Care REIT Inc.	112,848	1,542
	Arcosa Inc.	23,998	1,541
	ALLETE Inc.	27,373	1,540
*	BellRing Brands Inc.	63,463	1,537
*	Summit Materials Inc. Class A	58,281	1,536
*	Diodes Inc.	21,386	1,533
*	Sprouts Farmers Market Inc.	51,971	1,533
	Travel + Leisure Co.	40,269	1,529
*	IPG Photonics Corp.	17,843	1,528
*	Beacon Roofing Supply Inc.	27,084	1,526
*	New Relic Inc.	25,757	1,526
72

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Blackline Inc.	27,206	1,524
	BOK Financial Corp.	13,805	1,521
*	NetScout Systems Inc.	42,336	1,521
*	Super Micro Computer Inc.	21,851	1,521
	Moelis & Co. Class A	35,791	1,520
	Vontier Corp.	79,393	1,516
*	Grocery Outlet Holding Corp.	43,775	1,513
	Janus Henderson Group plc	66,149	1,506
	Badger Meter Inc.	13,374	1,504
	NorthWestern Corp.	28,466	1,504
	Eastern Bankshares Inc.	78,332	1,502
	BankUnited Inc.	41,724	1,500
	Albany International Corp. Class A	16,360	1,499
*,1	Wayfair Inc. Class A	39,357	1,492
	Avient Corp.	43,153	1,488
*	Insight Enterprises Inc.	15,730	1,487
	Kemper Corp.	31,076	1,481
*	National Vision Holdings Inc.	39,992	1,481
*,1	PagSeguro Digital Ltd. Class A	108,222	1,480
*	Taylor Morrison Home Corp. Class A	56,127	1,478
*	1Life Healthcare Inc.	86,403	1,477
*	Amedisys Inc.	15,122	1,476
*	Blueprint Medicines Corp.	28,449	1,475
	Cactus Inc. Class A	28,391	1,468
	Penske Automotive Group Inc.	13,140	1,467
	Park Hotels & Resorts Inc.	111,855	1,463
	Douglas Emmett Inc.	82,914	1,458
*	Essential Properties Realty Trust Inc.	67,636	1,456
*	ViaSat Inc.	35,541	1,456
*	Alarm.com Holdings Inc.	24,714	1,454
	Signet Jewelers Ltd.	22,269	1,453
	John Bean Technologies Corp.	15,832	1,444
	Forward Air Corp.	13,626	1,443
	Bank of Hawaii Corp.	18,904	1,436
	Innovative Industrial Properties Inc.	13,258	1,433
*	Ultragenyx Pharmaceutical Inc.	35,391	1,432
	Columbia Banking System Inc.	42,768	1,431
*	Mirati Therapeutics Inc.	21,224	1,429
	Korn Ferry	25,665	1,427
	ABM Industries Inc.	32,026	1,425
	Herc Holdings Inc.	12,106	1,424
	Hillenbrand Inc.	32,216	1,423
	Sensient Technologies Corp.	19,907	1,423
	Advanced Energy Industries Inc.	18,065	1,421
	Otter Tail Corp.	21,080	1,421
	LCI Industries	13,367	1,418
*	ACI Worldwide Inc.	57,738	1,405
	AAON Inc.	21,619	1,394
*	StoneCo. Ltd. Class A	132,479	1,391
	Avangrid Inc.	34,108	1,388
*	Chegg Inc.	64,356	1,388
*	SPX Technologies Inc.	21,064	1,387
		Shares	Market Value• ($000)
	Group 1 Automotive Inc.	8,008	1,385
	Columbia Sportswear Co.	18,577	1,384
	Jackson Financial Inc. Class A	36,091	1,384
	Simmons First National Corp. Class A	57,919	1,383
*	Texas Capital Bancshares Inc.	23,057	1,383
*	Broadstone Net Lease Inc.	80,690	1,383
	EPR Properties	35,695	1,378
	Corporate Office Properties Trust	51,535	1,373
*,1	MicroStrategy Inc. Class A	5,131	1,373
*	Mercury Systems Inc.	28,308	1,370
*	Farfetch Ltd. Class A	161,567	1,370
	Clearway Energy Inc. Class C	39,420	1,369
*	Mr Cooper Group Inc.	34,650	1,368
	Brink's Co.	22,864	1,363
*	Plexus Corp.	13,848	1,363
*	SeaWorld Entertainment Inc.	23,429	1,363
	Madison Square Garden Sports Corp.	8,666	1,357
*	Rapid7 Inc.	29,935	1,355
*	Peabody Energy Corp.	56,647	1,354
*	Alteryx Inc. Class A	27,760	1,353
*	Kosmos Energy Ltd.	208,250	1,352
*	Denali Therapeutics Inc.	47,109	1,351
*	NCR Corp.	63,528	1,351
*	CNO Financial Group Inc.	61,140	1,349
	Select Medical Holdings Corp.	52,484	1,348
*	Alight Inc. Class A	162,484	1,347
*	Amicus Therapeutics Inc.	134,639	1,346
	Alpha Metallurgical Resources Inc.	7,968	1,345
	Foot Locker Inc.	42,315	1,341
*	CommScope Holding Co. Inc.	101,197	1,340
*	YETI Holdings Inc.	41,736	1,339
*	Beam Therapeutics Inc.	30,380	1,339
	Highwoods Properties Inc.	47,287	1,335
	Cracker Barrel Old Country Store Inc.	11,668	1,333
*	Corcept Therapeutics Inc.	46,527	1,331
*	Atlas Air Worldwide Holdings Inc.	13,138	1,329
*	R1 RCM Inc.	75,255	1,329
*	Freshpet Inc.	22,525	1,328
	Avista Corp.	32,300	1,325
	Fulton Financial Corp.	72,489	1,321
*	Meritage Homes Corp.	17,329	1,320
*	United Natural Foods Inc.	31,101	1,319
*	Peloton Interactive Inc. Class A	156,863	1,318
	PacWest Bancorp	52,896	1,315
	Equity Commonwealth	50,219	1,314
	LXP Industrial Trust	135,674	1,313
		Shares	Market Value• ($000)
*	DigitalOcean Holdings Inc.	36,456	1,309
*	MP Materials Corp.	43,526	1,308
*	Array Technologies Inc.	72,018	1,304
*	BioCryst Pharmaceuticals Inc.	97,425	1,301
	Encore Wire Corp.	9,361	1,288
*	Sprout Social Inc. Class A	21,324	1,286
*	Evolent Health Inc. Class A	40,381	1,285
*	Verint Systems Inc.	36,258	1,285
	Federal Signal Corp.	27,477	1,282
	Continental Resources Inc.	17,324	1,281
*	PTC Therapeutics Inc.	33,876	1,281
*	Prestige Consumer Healthcare Inc.	23,505	1,281
	Carter's Inc.	18,847	1,279
*	TreeHouse Foods Inc.	25,447	1,278
	UniFirst Corp.	6,930	1,275
	EnerSys	19,202	1,273
	New Fortress Energy Inc. Class A	23,102	1,272
*	Envestnet Inc.	25,785	1,271
*	Yelp Inc. Class A	33,086	1,271
	Werner Enterprises Inc.	32,366	1,269
	SL Green Realty Corp.	31,969	1,269
*	nCino Inc.	40,221	1,266
	International Bancshares Corp.	25,500	1,265
*	10X Genomics Inc. Class A	46,517	1,264
	Walker & Dunlop Inc.	14,035	1,263
*	LivaNova plc	26,779	1,261
*	Callaway Golf Co.	66,816	1,251
	Mueller Water Products Inc. Class A	106,925	1,251
	Boise Cascade Co.	18,683	1,247
*	Hub Group Inc. Class A	16,017	1,243
	Terex Corp.	30,551	1,239
*	Ingevity Corp.	18,391	1,237
*	Liberty Global plc Class A	73,293	1,236
*	Shoals Technologies Group Inc. Class A	53,163	1,229
*	Arvinas Inc.	24,712	1,228
*	TriNet Group Inc.	18,880	1,227
*	CommVault Systems Inc.	20,141	1,226
*	Inmode Ltd.	35,570	1,221
*	Altair Engineering Inc. Class A	24,796	1,216
	National Health Investors Inc.	21,383	1,212
	Kulicke & Soffa Industries Inc.	28,784	1,207
*	Enovis Corp.	24,299	1,202
	Outfront Media Inc.	66,445	1,199
*	Pacira BioSciences Inc.	23,159	1,199
*	O-I Glass Inc.	73,456	1,198
*,1	Ginkgo Bioworks Holdings Inc.	438,055	1,196
*	Howard Hughes Corp.	19,469	1,194
	Vishay Intertechnology Inc.	57,101	1,194
	WesBanco Inc.	29,512	1,193
	J & J Snack Foods Corp.	8,070	1,191
	Towne Bank	36,142	1,191
73

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Oak Street Health Inc.	58,643	1,186
*	Glaukos Corp.	21,134	1,185
*	Verra Mobility Corp. Class A	69,331	1,183
*	Blackbaud Inc.	21,563	1,179
	Hecla Mining Co.	257,350	1,176
	Sunstone Hotel Investors Inc.	105,144	1,172
*	Shift4 Payments Inc. Class A	25,453	1,170
	Atlantic Union Bankshares Corp.	33,818	1,168
*,1	Tilray Brands Inc.	285,955	1,164
	First Financial Bancorp	44,619	1,163
*	Liberty Energy Inc. Class A	68,755	1,163
	Banner Corp.	15,534	1,161
	SITE Centers Corp.	92,982	1,151
	WD-40 Co.	7,179	1,150
*	Enstar Group Ltd.	5,736	1,150
*	Gitlab Inc. Class A	23,649	1,146
*	CBIZ Inc.	23,063	1,145
	McGrath RentCorp.	12,125	1,140
*	Dlocal Ltd. Class A	51,105	1,140
	Trinity Industries Inc.	39,872	1,138
*	Pacific Biosciences of California Inc.	134,455	1,135
	First Merchants Corp.	25,170	1,130
	Scorpio Tankers Inc.	23,564	1,130
*	Transocean Ltd. (XNYS)	306,774	1,129
*	Genworth Financial Inc. Class A	241,595	1,128
	Graham Holdings Co. Class B	1,808	1,128
	Hanesbrands Inc.	165,225	1,127
*	AeroVironment Inc.	12,296	1,125
	ESCO Technologies Inc.	13,060	1,125
	Innospec Inc.	11,248	1,125
	Macerich Co.	101,112	1,125
*	Coty Inc. Class A	167,445	1,124
	Steven Madden Ltd.	37,557	1,122
*	MaxLinear Inc.	36,289	1,121
	Spirit AeroSystems Holdings Inc. Class A	48,365	1,120
	Arch Resources Inc.	7,330	1,116
	CONMED Corp.	13,956	1,113
*	NuVasive Inc.	25,205	1,112
	Patterson Cos. Inc.	42,834	1,112
*	American Airlines Group Inc.	78,262	1,110
	Coca-Cola Consolidated Inc.	2,273	1,107
*	TripAdvisor Inc.	46,872	1,107
	Cogent Communications Holdings Inc.	21,004	1,103
	JBG SMITH Properties	56,021	1,102
*	Perficient Inc.	16,429	1,100
	Arbor Realty Trust Inc.	79,491	1,095
	Community Trust Bancorp Inc.	23,091	1,092
	Gap Inc.	96,769	1,091
	Dana Inc.	68,318	1,090
	MGE Energy Inc.	15,992	1,089
*	Appfolio Inc. Class A	8,656	1,085
	Ubiquiti Inc.	3,128	1,085
	KB Home	37,613	1,084
*	Nomad Foods Ltd.	70,383	1,084
		Shares	Market Value• ($000)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	39,664	1,078
*,1	QuantumScape Corp. Class A	129,373	1,078
	Papa John's International Inc.	14,832	1,077
	DigitalBridge Group Inc.	84,167	1,077
	Piper Sandler Cos.	8,412	1,076
	Kontoor Brands Inc.	30,052	1,073
	Independent Bank Group Inc.	16,979	1,071
*	Arconic Corp.	51,536	1,070
	Virtu Financial Inc. Class A	47,708	1,068
	Cal-Maine Foods Inc.	18,872	1,066
	EVERTEC Inc.	29,765	1,066
	Stock Yards Bancorp Inc.	13,620	1,065
*	Stem Inc.	78,268	1,064
*	Helen of Troy Ltd.	11,192	1,059
	Red Rock Resorts Inc. Class A	25,354	1,056
*	Enovix Corp.	55,807	1,053
*	Palomar Holdings Inc.	11,831	1,052
	Stepan Co.	10,049	1,050
	Kennametal Inc.	39,211	1,047
	Nordstrom Inc.	51,289	1,043
*	Kyndryl Holdings Inc.	107,849	1,043
	Chesapeake Utilities Corp.	8,380	1,042
	Progress Software Corp.	20,360	1,039
*	Focus Financial Partners Inc. Class A	29,690	1,033
	Trustmark Corp.	28,229	1,032
	Pebblebrook Hotel Trust	64,134	1,029
*	Dorman Products Inc.	12,593	1,028
	Quaker Chemical Corp.	6,306	1,026
*	AZEK Co. Inc. Class A	58,614	1,026
	Delek US Holdings Inc.	34,551	1,025
*	Bumble Inc. Class A	40,304	1,024
*	Leslie's Inc.	72,653	1,020
	Cheesecake Factory Inc.	28,386	1,017
*	Driven Brands Holdings Inc.	31,744	1,015
*	Shake Shack Inc. Class A	18,251	1,014
*	Axos Financial Inc.	26,006	1,013
	MDC Holdings Inc.	33,249	1,013
	Rush Enterprises Inc. Class A	20,301	1,013
*	Itron Inc.	20,684	1,011
	NewMarket Corp.	3,315	1,009
*	Signify Health Inc. Class A	34,375	1,005
*	Semtech Corp.	36,106	1,000
	Amkor Technology Inc.	48,020	998
	Edgewell Personal Care Co.	25,455	998
	Brady Corp. Class A	21,799	997
	Chimera Investment Corp.	147,375	995
*	Global-e Online Ltd.	39,241	992
*	Callon Petroleum Co.	22,518	990
*	Insmed Inc.	57,019	988
*	Herbalife Nutrition Ltd.	46,379	986
		Shares	Market Value• ($000)
*	Adtalem Global Education Inc.	23,481	979
*	Ameresco Inc. Class A	16,182	979
	Four Corners Property Trust Inc.	37,979	973
	Bloomin' Brands Inc.	40,428	971
*	Appian Corp. Class A	19,836	968
*	Gentherm Inc.	16,459	962
	Hamilton Lane Inc. Class A	16,075	962
*	Renasant Corp.	23,837	962
	Esab Corp.	25,748	960
*	LGI Homes Inc.	10,351	953
	SJW Group	13,475	952
*	Integer Holdings Corp.	15,230	949
	CSG Systems International Inc.	14,648	947
	EnPro Industries Inc.	8,895	947
*	NMI Holdings Inc. Class A	43,198	947
*	PagerDuty Inc.	37,927	946
	Winnebago Industries Inc.	15,851	946
*	Sonos Inc.	58,614	945
*	Cushman & Wakefield plc	81,663	943
*	Sage Therapeutics Inc.	25,016	942
*	Trupanion Inc.	18,608	939
	Installed Building Products Inc.	10,879	936
	Kadant Inc.	5,250	934
*	Ambarella Inc.	17,062	934
	Bank of NT Butterfield & Son Ltd.	27,051	934
	NBT Bancorp Inc.	19,696	933
	Heartland Financial USA Inc.	18,901	932
*	ACADIA Pharmaceuticals Inc.	58,109	931
	Spectrum Brands Holdings Inc.	20,166	930
	DiamondRock Hospitality Co.	99,512	929
*	Duolingo Inc.	11,323	927
	Flagstar Bancorp Inc.	23,872	924
[1]	ZIM Integrated Shipping Services Ltd.	39,297	923
*,1	Luminar Technologies Inc. Class A	113,915	922
	ArcBest Corp.	11,555	918
*	Cavco Industries Inc.	4,045	917
	Horace Mann Educators Corp.	23,238	917
	RLJ Lodging Trust	75,363	917
	Scotts Miracle-Gro Co.	19,984	917
*	AtriCure Inc.	21,744	916
	International Game Technology plc	45,425	911
*	DoubleVerify Holdings Inc.	31,127	910
	Xerox Holdings Corp.	62,127	909
*	Silvergate Capital Corp. Class A	15,947	905
	Carpenter Technology Corp.	24,034	899
	News Corp. Class B	52,508	899
	Kennedy-Wilson Holdings Inc.	54,015	897
*	Sabre Corp.	154,416	897
74

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Cannae Holdings Inc.	38,628	895
	BancFirst Corp.	9,305	892
[1]	ADT Inc.	105,315	891
	Tanger Factory Outlet Centers Inc.	49,387	889
*	ODP Corp.	22,414	887
	Xenia Hotels & Resorts Inc.	51,859	886
*	Allscripts Healthcare Solutions Inc.	60,100	883
*	frontdoor Inc.	39,939	881
*	Tri Pointe Homes Inc.	52,473	879
	Uniti Group Inc.	113,314	879
*	Sunnova Energy International Inc.	47,438	879
	Hilltop Holdings Inc.	30,073	871
*	Myriad Genetics Inc.	41,986	871
*	Supernus Pharmaceuticals Inc.	25,267	866
*	Six Flags Entertainment Corp.	38,712	863
	Bread Financial Holdings Inc.	23,757	858
	Lindsay Corp.	5,066	858
	Nu Skin Enterprises Inc. Class A	22,475	858
	Sylvamo Corp.	17,721	854
	Inter Parfums Inc.	10,551	853
	Atlantica Sustainable Infrastructure plc	30,780	853
*	NexTier Oilfield Solutions Inc.	84,553	852
*	CCC Intelligent Solutions Holdings Inc.	91,312	852
*	Maravai LifeSciences Holdings Inc. Class A	51,222	850
	Artisan Partners Asset Management Inc. Class A	29,635	845
	Navient Corp.	55,555	841
	Reynolds Consumer Products Inc.	27,487	839
	Strategic Education Inc.	12,125	837
*	REVOLUTION Medicines Inc.	41,313	837
	Energizer Holdings Inc.	28,889	835
	Helios Technologies Inc.	14,707	834
	Minerals Technologies Inc.	15,102	831
*	Air Transport Services Group Inc.	28,409	830
	Enerpac Tool Group Corp. Class A	32,660	830
*	Twist Bioscience Corp.	25,255	829
	John Wiley & Sons Inc. Class A	19,648	829
*	Comstock Resources Inc.	44,107	828
*	Q2 Holdings Inc.	26,681	828
*	AdaptHealth Corp. Class A	36,085	823
	CareTrust REIT Inc.	43,980	822
	Jack in the Box Inc.	9,299	820
*	Novavax Inc.	36,785	819
	Embecta Corp.	26,479	819
*,1	Upstart Holdings Inc.	35,220	816
*	Core & Main Inc. Class A	34,507	814
		Shares	Market Value• ($000)
*	Allegro MicroSystems Inc.	31,987	813
*	Vir Biotechnology Inc.	36,954	812
*	Fate Therapeutics Inc.	38,709	810
	Monro Inc.	16,837	804
*	JFrog Ltd.	31,596	803
*	Central Garden & Pet Co. Class A	20,483	802
*	Pediatrix Medical Group Inc.	41,186	799
*	Under Armour Inc. Class C	121,796	799
*	Liberty Media Corp.- Liberty Braves Class C	25,607	798
*	American Eagle Outfitters Inc.	70,077	796
*	KAR Auction Services Inc.	54,712	795
*	Upwork Inc.	59,125	795
	Washington REIT	41,667	795
*	Relay Therapeutics Inc.	35,749	794
	Oxford Industries Inc.	7,794	793
	Barnes Group Inc.	22,321	789
	Materion Corp.	9,207	789
*	Neogen Corp.	59,581	786
	Northwest Natural Holding Co.	16,251	782
	Sandy Spring Bancorp Inc.	22,079	782
*	Dave & Buster's Entertainment Inc.	19,611	781
*	SunPower Corp.	42,263	781
*	Urban Outfitters Inc.	32,671	780
*	Masonite International Corp.	10,891	779
	MillerKnoll Inc.	36,574	775
*	Hain Celestial Group Inc.	41,353	774
*	Ironwood Pharmaceuticals Inc. Class A	70,785	774
*	Recursion Pharmaceuticals Inc. Class A	73,400	774
	Westamerica BanCorp	12,320	773
	Maxar Technologies Inc.	34,451	770
*	TechTarget Inc.	11,925	770
*	Veracyte Inc.	38,098	766
*	Agios Pharmaceuticals Inc.	27,766	765
	Pegasystems Inc.	20,508	763
	Hudson Pacific Properties Inc.	69,058	762
*	Huron Consulting Group Inc.	10,335	761
	Telephone and Data Systems Inc.	44,774	761
*,1	Fisker Inc.	93,261	760
*	Boot Barn Holdings Inc.	13,367	759
	Acushnet Holdings Corp.	16,284	758
	Greif Inc. Class A	11,453	758
	InterDigital Inc.	15,194	758
	MGP Ingredients Inc.	6,767	758
	Worthington Industries Inc.	15,924	757
*	Xencor Inc.	27,031	757
*	Cargurus Inc.	51,906	756
	PriceSmart Inc.	11,792	754
		Shares	Market Value• ($000)
	Northwest Bancshares Inc.	49,899	751
	Urban Edge Properties	53,038	749
*	FormFactor Inc.	36,946	747
	World Fuel Services Corp.	29,267	746
*	Jamf Holding Corp.	31,411	743
	Griffon Corp.	23,052	741
*	Gibraltar Industries Inc.	14,424	737
*	Iovance Biotherapeutics Inc.	78,711	735
	Retail Opportunity Investments Corp.	50,699	734
*	Myovant Sciences Ltd.	27,452	734
*	Zillow Group Inc. Class A	23,645	731
*	Cerevel Therapeutics Holdings Inc.	25,967	726
	Methode Electronics Inc.	17,484	721
	Vector Group Ltd.	67,814	720
	Apollo Commercial Real Estate Finance Inc.	63,892	719
	Nelnet Inc. Class A	8,072	719
*	Privia Health Group Inc.	21,480	719
*	Vista Outdoor Inc.	24,718	718
*	TTM Technologies Inc.	46,855	717
*	Arcus Biosciences Inc.	28,112	716
	Hope Bancorp Inc.	52,761	716
	Apartment Investment and Management Co. Class A	90,237	716
*	Coursera Inc.	55,361	714
	PennyMac Financial Services Inc.	13,324	710
*	Liberty Broadband Corp. Class A	8,298	708
*	Parsons Corp.	15,086	707
	LTC Properties Inc.	18,224	705
*	Axsome Therapeutics Inc.	15,577	703
	Provident Financial Services Inc.	31,359	703
*,1	Cassava Sciences Inc.	19,252	702
*	Asana Inc. Class A	33,893	698
*	FuelCell Energy Inc.	223,482	697
*	Paycor HCM Inc.	22,849	696
*	Sally Beauty Holdings Inc.	54,343	691
	Tronox Holdings plc Class A	57,509	690
	BGC Partners Inc. Class A	173,806	688
*	AAR Corp.	15,514	688
	Granite Construction Inc.	20,364	687
*	NOW Inc.	53,915	686
*	MakeMyTrip Ltd.	24,561	684
	Cohen & Steers Inc.	11,348	683
*	Alaska Air Group Inc.	15,277	679
	Dillard's Inc. Class A	2,055	676
*	Nevro Corp.	17,621	676
	Alexander & Baldwin Inc.	34,669	675
	Gray Television Inc.	47,450	671
*	CryoPort Inc.	24,143	670
	Weis Markets Inc.	7,154	670
75

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Marathon Digital Holdings Inc.	50,951	668
*	Kratos Defense & Security Solutions Inc.	59,802	663
*,1	iRobot Corp.	11,723	662
*	Sitime Corp.	7,376	662
	Medifast Inc.	5,653	661
*	Harmony Biosciences Holdings Inc.	12,634	657
	Mativ Holdings Inc.	27,549	654
*	Zentalis Pharmaceuticals Inc.	26,030	653
	Eagle Bancorp Inc.	14,403	652
	National Beverage Corp.	13,663	648
	Compass Minerals International Inc.	16,311	645
*	Certara Inc.	52,291	640
*	CorVel Corp.	3,860	634
	H&E Equipment Services Inc.	16,789	634
*	Brinker International Inc.	18,946	633
	ProAssurance Corp.	28,447	632
*	Ligand Pharmaceuticals Inc.	7,163	628
*	Constellium SE Class A	56,960	628
	Acadia Realty Trust	44,815	626
	Rent-A-Center Inc.	30,007	626
	American Assets Trust Inc.	22,751	625
	Shutterstock Inc.	12,488	625
*	PRA Group Inc.	18,633	624
*	Digital Turbine Inc.	42,521	621
	PennyMac Mortgage Investment Trust	44,762	621
*	Schrodinger Inc.	25,851	620
	HNI Corp.	21,342	619
	St. Joe Co.	17,413	619
*	American Axle & Manufacturing Holdings Inc.	63,676	617
*	3D Systems Corp.	69,731	616
*	Beauty Health Co.	53,810	615
*	Freedom Holding Corp.	11,075	614
*,1	Carvana Co. Class A	45,316	613
	Century Communities Inc.	13,694	610
	Global Net Lease Inc.	49,816	610
*	Veris Residential Inc.	38,511	610
	Newmark Group Inc. Class A	74,316	609
	SFL Corp. Ltd.	59,677	609
*	Encore Capital Group Inc.	11,915	607
	Laureate Education Inc. Class A	48,004	607
	Berkshire Hills Bancorp Inc.	20,730	606
*	Kornit Digital Ltd.	22,643	605
	Kaiser Aluminum Corp.	7,471	604
	Wolverine World Wide Inc.	35,104	601
*	Gates Industrial Corp. plc	53,634	598
*	FibroGen Inc.	36,683	597
*	Surgery Partners Inc.	21,940	597
*	Oceaneering International Inc.	42,470	594
	City Holding Co.	5,856	591
		Shares	Market Value• ($000)
	Schneider National Inc. Class B	26,098	580
*	Madison Square Garden Entertainment Corp.	11,785	578
*	Monday.com Ltd.	5,397	577
	CTS Corp.	14,567	576
	Safety Insurance Group Inc.	6,602	574
*	LiveRamp Holdings Inc.	31,163	572
*	OSI Systems Inc.	6,955	572
	Owens & Minor Inc.	33,453	569
*	Phreesia Inc.	20,794	568
*	Liberty Media Corp.- Liberty Formula One Class A	10,897	567
	Buckle Inc.	14,381	566
*	iHeartMedia Inc. Class A	68,369	566
*	Flywire Corp.	25,601	562
*	Blucora Inc.	25,415	560
	Two Harbors Investment Corp.	157,216	560
*	Triumph Bancorp Inc.	10,856	559
	S&T Bancorp Inc.	14,759	558
*	Emergent BioSolutions Inc.	26,640	556
	Service Properties Trust	68,173	553
*	Knowles Corp.	40,161	552
*	Pilgrim's Pride Corp.	23,919	551
	Piedmont Office Realty Trust Inc. Class A	52,600	550
*	CoreCivic Inc.	52,311	548
*	Cinemark Holdings Inc.	51,513	547
	Shenandoah Telecommunications Co.	24,144	547
*	Opendoor Technologies Inc.	211,338	547
*	Piedmont Lithium Inc. ADR	8,785	547
	Capitol Federal Financial Inc.	66,793	546
*	NextGen Healthcare Inc.	27,238	546
	La-Z-Boy Inc.	21,962	544
	Paramount Group Inc.	83,852	543
	Universal Corp.	10,718	542
	CVR Energy Inc.	13,840	541
	Getty Realty Corp.	17,159	540
	Virtus Investment Partners Inc.	3,148	540
	Apogee Enterprises Inc.	11,679	536
*	Under Armour Inc. Class A	71,817	535
*	Everbridge Inc.	16,999	533
	Clearway Energy Inc. Class A	16,425	531
*	Madrigal Pharmaceuticals Inc.	7,504	531
	Brookline Bancorp Inc.	38,447	529
*,1	Nikola Corp.	139,520	529
*	E2open Parent Holdings Inc.	90,762	529
	Greenbrier Cos. Inc.	14,916	527
*	NeoGenomics Inc.	68,879	524
	Adeia Inc.	46,655	522
		Shares	Market Value• ($000)
	CNA Financial Corp.	12,477	520
*	Multiplan Corp.	180,356	518
	Dine Brands Global Inc.	7,146	515
	TriMas Corp.	22,469	513
	Primoris Services Corp.	25,335	512
	Kaman Corp.	15,779	507
*	Alector Inc.	55,080	507
*	Petco Health & Wellness Co. Inc. Class A	48,186	507
*	Bridgebio Pharma Inc.	48,511	506
	eXp World Holdings Inc.	38,327	506
*	American Well Corp. Class A	123,643	506
*,1	Virgin Galactic Holdings Inc.	109,292	505
*,1	IonQ Inc.	85,514	504
	Ladder Capital Corp. Class A	47,112	503
	Employers Holdings Inc.	11,517	502
*	Overstock.com Inc.	21,465	499
	Scholastic Corp.	13,070	498
*	GEO Group Inc.	58,700	497
	Krispy Kreme Inc.	34,651	497
*	Avanos Medical Inc.	22,265	493
	Empire State Realty Trust Inc. Class A	66,796	492
*	Green Dot Corp. Class A	25,861	492
*	Playtika Holding Corp.	52,037	492
	AZZ Inc.	12,119	487
	First Commonwealth Financial Corp.	33,977	487
*	Beyond Meat Inc.	30,758	483
*	Fastly Inc. Class A	56,854	483
*	Momentive Global Inc.	62,185	483
	Centerspace	6,961	482
*	Vicor Corp.	10,070	481
[1]	B&G Foods Inc.	29,285	480
	Washington Trust Bancorp Inc.	9,877	479
*	Alignment Healthcare Inc.	36,176	479
	Brandywine Realty Trust	72,897	478
*	Enanta Pharmaceuticals Inc.	10,589	478
	Standex International Corp.	4,802	476
*	Kymera Therapeutics Inc.	15,668	475
*	Lemonade Inc.	19,513	472
	MFA Financial Inc.	47,099	469
*	Aurinia Pharmaceuticals Inc.	57,383	467
	Healthcare Services Group Inc.	33,136	463
	Orion Engineered Carbons SA	28,976	462
*	PROG Holdings Inc.	27,901	461
	Astec Industries Inc.	10,495	458
*	BigCommerce Holdings Inc. Series 1	30,789	458
*	Allogene Therapeutics Inc.	44,313	456
*	Brookdale Senior Living Inc.	101,703	455
	Tennant Co.	7,808	455
76

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Abercrombie & Fitch Co. Class A	25,701	452
*	LivePerson Inc.	42,732	452
	Patrick Industries Inc.	9,890	452
*	Duck Creek Technologies Inc.	37,886	452
*	Coeur Mining Inc.	119,410	451
[1]	Atlas Corp.	30,473	451
*	JELD-WEN Holding Inc.	42,393	450
*	Figs Inc. Class A	60,855	449
	GrafTech International Ltd.	86,954	443
*	Proto Labs Inc.	11,574	442
	Archrock Inc.	58,248	437
*	CareDx Inc.	21,950	437
	Live Oak Bancshares Inc.	13,424	436
	TTEC Holdings Inc.	9,745	433
*	Lions Gate Entertainment Corp. Class B	56,830	431
*	G-III Apparel Group Ltd.	22,021	429
*	LegalZoom.Com Inc.	46,145	427
*	PROS Holdings Inc.	16,860	421
	Marcus & Millichap Inc.	11,387	419
*	Varex Imaging Corp.	18,948	419
*	Fulgent Genetics Inc.	10,541	418
	Core Laboratories NV	21,277	414
*	Fiverr International Ltd.	13,383	414
*	Innoviva Inc.	30,153	409
	Sempra Energy	2,901	405
*	Magnite Inc.	55,397	404
*	ScanSource Inc.	12,784	396
*	Thoughtworks Holding Inc.	41,046	394
	Brightsphere Investment Group Inc.	20,577	387
	Fresh Del Monte Produce Inc.	14,697	383
*	REGENXBIO Inc.	16,145	382
*	Stratasys Ltd.	26,321	381
*	C3.ai Inc. Class A	29,035	381
	Sturm Ruger & Co. Inc.	6,775	380
	Redwood Trust Inc.	53,093	379
	Benchmark Electronics Inc.	13,300	378
*	Reata Pharmaceuticals Inc. Class A	11,720	377
*	Rocket Pharmaceuticals Inc.	20,197	377
*	Anywhere Real Estate Inc.	50,541	376
*	UniQure NV	20,206	376
*	Editas Medicine Inc. Class A	29,912	375
*	Adaptive Biotechnologies Corp.	48,004	373
	Mercury General Corp.	12,865	373
	TFS Financial Corp.	26,397	371
*	Liberty Media Corp.- Liberty Braves Class A	11,567	369
*,1	Desktop Metal Inc. Class A	145,759	369
*	Liberty Latin America Ltd. Class C	47,071	367
		Shares	Market Value• ($000)
	Qurate Retail Inc. Series A	156,135	365
*	Cerence Inc.	21,241	365
*	Matterport Inc.	104,642	365
	Argo Group International Holdings Ltd.	14,585	363
*	Liberty Latin America Ltd. Class A	46,654	363
	Trinseo plc	19,194	361
	Heartland Express Inc.	24,180	360
	Lennar Corp. Class B	5,495	358
*	OPKO Health Inc.	188,678	358
	Sinclair Broadcast Group Inc. Class A	20,097	358
*	N-Able Inc.	32,736	355
*	Consensus Cloud Solutions Inc.	6,326	355
[1]	ARMOUR Residential REIT Inc.	66,099	352
	Brightspire Capital Inc. Class A	45,895	352
	iStar Inc.	32,915	345
	RPT Realty	37,104	345
*	SpringWorks Therapeutics Inc.	14,261	342
*	Open Lending Corp. Class A	47,490	341
*	Sotera Health Co.	49,492	341
	Office Properties Income Trust	22,222	340
*,1	Sorrento Therapeutics Inc.	216,540	340
	Ardagh Metal Packaging SA	76,458	339
	1st Source Corp.	5,811	338
*	TrueBlue Inc.	17,141	337
*	Columbia Financial Inc.	16,116	331
	Spirit Airlines Inc.	15,045	331
	Summit Hotel Properties Inc.	37,496	324
	Deluxe Corp.	17,541	322
*	Nektar Therapeutics Class A	84,039	316
*	EW Scripps Co. Class A	22,243	316
*	TG Therapeutics Inc.	54,225	316
	Matthews International Corp. Class A	11,719	315
*	Hayward Holdings Inc.	33,819	313
*,1	Mister Car Wash Inc.	35,219	311
*	Enhabit Inc.	25,033	311
	Calavo Growers Inc.	8,949	310
*	EchoStar Corp. Class A	16,414	310
	Steelcase Inc. Class A	39,211	305
*	American Woodmark Corp.	6,654	302
	WisdomTree Investments Inc.	55,362	301
*,1	Amyris Inc.	106,726	300
	Republic Bancorp Inc. Class A	6,430	298
*	Vivint Smart Home Inc.	38,845	297
	Guess? Inc.	17,200	292
*	JetBlue Airways Corp.	36,310	292
*	USANA Health Sciences Inc.	5,489	288
	Safehold Inc.	9,605	281
	Kearny Financial Corp.	27,587	280
		Shares	Market Value• ($000)
*	Sleep Number Corp.	10,053	279
*	AMC Networks Inc. Class A	12,292	277
	Matson Inc.	3,700	272
	Big Lots Inc.	14,278	269
*	Yext Inc.	49,502	263
*	Olaplex Holdings Inc.	59,801	263
*	Xperi Inc.	18,662	261
*,1	MicroVision Inc.	70,167	257
*	Biohaven Ltd.	15,286	253
*	SiriusPoint Ltd.	38,928	250
*	Universal Health Realty Income Trust	5,094	248
*	TuSimple Holdings Inc. Class A	71,638	246
*	SolarWinds Corp.	26,159	244
*	Paysafe Ltd.	164,166	240
*	Imax Corp.	18,800	239
*	Theravance Biopharma Inc.	23,691	236
	Ormat Technologies Inc.	2,610	236
*	Lions Gate Entertainment Corp. Class A	29,135	235
*	Vimeo Inc.	60,576	230
*	FARO Technologies Inc.	7,831	229
*,1	Sana Biotechnology Inc.	39,368	228
	Orion Office REIT Inc.	24,095	226
*	ContextLogic Inc. Class A	273,106	214
*	Redfin Corp.	44,178	212
	Saul Centers Inc.	5,132	210
*	NanoString Technologies Inc.	19,248	201
*	Century Aluminum Co.	27,189	196
	Alexander's Inc.	800	188
	NortonLifeLock Inc.	8,363	188
*	8x8 Inc.	43,665	185
*	2U Inc.	29,764	184
*	Cimpress plc	7,821	182
*	Forrester Research Inc.	4,285	181
*	Harsco Corp.	33,641	178
*	CureVac NV	23,294	170
*	WeWork Inc. Class A	62,709	161
*	Atara Biotherapeutics Inc.	33,071	154
	ACCO Brands Corp.	31,661	146
*,1	Piedmont Lithium Inc. GDR	229,729	140
*	Cardlytics Inc.	13,366	126
*	Allegiant Travel Co.	1,626	122
*	Taro Pharmaceutical Industries Ltd.	3,800	114
*	SkyWest Inc.	4,085	72
*	Block Inc.	1,097	65
*	Transocean Ltd.	8,480	31
	Douglas Elliman Inc.	219	1
*,3	Yandex NV Class A	151,757	—
			19,099,099
Total Common Stocks (Cost $27,741,793)			31,083,631
77

Total World Stock Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund, 3.117% (Cost $303,363)	3,034,578	303,397
Total Investments (100.5%) (Cost $28,045,156)			31,387,028
Other Assets and Liabilities—Net (-0.5%)			(147,011)
Net Assets (100%)			31,240,017
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $179,551,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $331,877,000, representing 1.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $193,859,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	156	14,454	892
E-mini S&P 500 Index	December 2022	404	78,437	4,281
MSCI EAFE Index	December 2022	408	35,820	1,079
MSCI Emerging Markets Index	December 2022	393	16,773	(408)
S&P TSX 60 Index	December 2022	25	4,322	187
				6,031

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	12/21/22	AUD	9,801	USD	6,092	188	—
Toronto-Dominion Bank	12/21/22	AUD	4,017	USD	2,525	49	—
Bank of America, N.A.	12/21/22	CAD	2,648	USD	2,015	—	(70)
Bank of America, N.A.	12/21/22	INR	498,612	USD	6,190	—	(193)
Morgan Stanley Capital Services Inc.	12/21/22	USD	9,325	AUD	13,831	463	—
Bank of Montreal	12/21/22	USD	397	AUD	585	22	—
Barclays Bank plc	12/21/22	USD	3,187	BRL	17,025	—	(72)
Bank of America, N.A.	12/21/22	USD	12,481	CHF	12,172	246	—
Morgan Stanley Capital Services Inc.	12/21/22	USD	570	DKK	4,237	5	—
78

Total World Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Bank of Montreal	12/21/22	USD	5,214	EUR	5,228	25	—
Bank of America, N.A.	12/21/22	USD	6,564	GBP	5,679	39	—
Standard Chartered Bank	12/21/22	USD	3,356	HKD	26,298	4	—
UBS AG	12/21/22	USD	14,412	JPY	2,065,592	425	—
Bank of Montreal	12/21/22	USD	3,266	JPY	460,574	147	—
State Street Bank & Trust Co.	12/21/22	USD	1,927	KRW	2,645,559	67	—
BNP Paribas	12/21/22	USD	11,657	TWD	358,705	475	—
						2,155	(335)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $793,000 and cash of $630,000 in connection with open forward currency contracts.
79

Total World Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $27,741,793)	31,083,631
Affiliated Issuers (Cost $303,363)	303,397
Total Investments in Securities	31,387,028
Investment in Vanguard	1,140
Cash	14,526
Cash Collateral Pledged—Futures Contracts	7,837
Foreign Currency, at Value (Cost $21,959)	20,296
Receivables for Investment Securities Sold	2,207
Receivables for Accrued Income	56,481
Receivables for Capital Shares Issued	9,590
Unrealized Appreciation—Forward Currency Contracts	2,155
Total Assets	31,501,260
Liabilities
Payables for Investment Securities Purchased	42,628
Collateral for Securities on Loan	193,859
Payables for Capital Shares Redeemed	6,949
Payables to Vanguard	1,567
Variation Margin Payable—Futures Contracts	945
Unrealized Depreciation—Forward Currency Contracts	335
Deferred Foreign Capital Gains Taxes	14,960
Total Liabilities	261,243
Net Assets	31,240,017
1 Includes $179,551 of securities on loan.
At October 31, 2022, net assets consisted of:

Paid-in Capital	28,787,688
Total Distributable Earnings (Loss)	2,452,329
Net Assets	31,240,017

ETF Shares—Net Assets
Applicable to 268,280,472 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,482,766
Net Asset Value Per Share—ETF Shares	$83.80

Admiral Shares—Net Assets
Applicable to 155,735,697 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,623,624
Net Asset Value Per Share—Admiral Shares	$29.69

Institutional Shares—Net Assets
Applicable to 24,152,977 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,133,627
Net Asset Value Per Share—Institutional Shares	$171.14

See accompanying Notes, which are an integral part of the Financial Statements.
80

Total World Stock Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Dividends[1]	710,979
Interest[2]	1,121
Securities Lending—Net	6,238
Total Income	718,338
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,597
Management and Administrative— ETF Shares	13,247
Management and Administrative— Admiral Shares	4,110
Management and Administrative— Institutional Shares	2,568
Marketing and Distribution— ETF Shares	898
Marketing and Distribution— Admiral Shares	271
Marketing and Distribution— Institutional Shares	155
Custodian Fees	1,411
Auditing Fees	37
Shareholders’ Reports—ETF Shares	299
Shareholders’ Reports—Admiral Shares	63
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	12
Other Expenses	669
Total Expenses	25,344
Expenses Paid Indirectly	(2)
Net Expenses	25,342
Net Investment Income	692,996
Realized Net Gain (Loss)
Investment Securities Sold[2]	(258,184)
Futures Contracts	(52,503)
Forward Currency Contracts	(237)
Foreign Currencies	(9,760)
Realized Net Gain (Loss)	(320,684)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(7,650,449)
Futures Contracts	2,044
Forward Currency Contracts	2,475
Foreign Currencies	(3,483)
Change in Unrealized Appreciation (Depreciation)	(7,649,413)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,277,101)
1	Dividends are net of foreign withholding taxes of $38,419,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,052,000, ($78,000), $2,000, and $23,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,272,000).

See accompanying Notes, which are an integral part of the Financial Statements.
81

Total World Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	692,996	524,629
Realized Net Gain (Loss)	(320,684)	(67,301)
Change in Unrealized Appreciation (Depreciation)	(7,649,413)	7,631,025
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,277,101)	8,088,353
Distributions
ETF Shares	(510,869)	(351,277)
Admiral Shares	(103,244)	(72,781)
Institutional Shares	(82,931)	(65,774)
Total Distributions	(697,044)	(489,832)
Capital Share Transactions
ETF Shares	3,144,185	5,703,441
Admiral Shares	667,277	1,187,620
Institutional Shares	1,204,496	(310,062)
Net Increase (Decrease) from Capital Share Transactions	5,015,958	6,580,999
Total Increase (Decrease)	(2,958,187)	14,179,520
Net Assets
Beginning of Period	34,198,204	20,018,684
End of Period	31,240,017	34,198,204

82

Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$106.94	$78.87	$76.83	$69.96	$72.13
Investment Operations
Net Investment Income[1]	2.010	1.838	1.556	1.801	1.732
Net Realized and Unrealized Gain (Loss) on Investments	(23.107)	27.954	2.078	6.825	(2.241)
Total from Investment Operations	(21.097)	29.792	3.634	8.626	(.509)
Distributions
Dividends from Net Investment Income	(2.043)	(1.722)	(1.594)	(1.756)	(1.661)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.043)	(1.722)	(1.594)	(1.756)	(1.661)
Net Asset Value, End of Period	$83.80	$106.94	$78.87	$76.83	$69.96
Total Return	-19.91%	37.99%	4.87%	12.60%	-0.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,483	$25,166	$14,070	$12,122	$11,372
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.12%	1.84%	2.03%	2.48%	2.32%
Portfolio Turnover Rate[3]	4%	6%	6%	7%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,			February 7, 2019[1] to October 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$37.89	$27.94	$27.22	$25.00
Investment Operations
Net Investment Income[2]	.701	.644	.547	.488
Net Realized and Unrealized Gain (Loss) on Investments	(8.188)	9.908	.732	2.173
Total from Investment Operations	(7.487)	10.552	1.279	2.661
Distributions
Dividends from Net Investment Income	(.713)	(.602)	(.559)	(.441)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.713)	(.602)	(.559)	(.441)
Net Asset Value, End of Period	$29.69	$37.89	$27.94	$27.22
Total Return[3]	-19.93%	37.98%	4.83%	10.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,624	$5,149	$2,842	$2,181
Ratio of Total Expenses to Average Net Assets	0.10%[4]	0.10%	0.10%	0.10%[5]
Ratio of Net Investment Income to Average Net Assets	2.09%	1.82%	2.02%	2.53%[5]
Portfolio Turnover Rate[6]	4%	6%	6%	7%[7]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
83

Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$218.40	$161.08	$156.89	$142.87	$147.32
Investment Operations
Net Investment Income[1]	4.097	3.694	3.176	3.702	3.531
Net Realized and Unrealized Gain (Loss) on Investments	(47.209)	57.129	4.265	13.907	(4.578)
Total from Investment Operations	(43.112)	60.823	7.441	17.609	(1.047)
Distributions
Dividends from Net Investment Income	(4.148)	(3.503)	(3.251)	(3.589)	(3.403)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.148)	(3.503)	(3.251)	(3.589)	(3.403)
Net Asset Value, End of Period	$171.14	$218.40	$161.08	$156.89	$142.87
Total Return	-19.91%	37.97%	4.87%	12.57%	-0.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,134	$3,883	$3,107	$2,924	$2,570
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.14%	1.83%	2.03%	2.49%	2.33%
Portfolio Turnover Rate[3]	4%	6%	6%	7%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
84

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
85

Total World Stock Index Fund
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
86

Total World Stock Index Fund
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,140,000, representing less than 0.01% of the fund’s net assets and 0.46% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
87

Total World Stock Index Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	20,388,152	20,152	100	20,408,404
Common Stocks—Other	178,915	10,493,045	3,267	10,675,227
Temporary Cash Investments	303,397	—	—	303,397
Total	20,870,464	10,513,197	3,367	31,387,028
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,439	—	—	6,439
Forward Currency Contracts	—	2,155	—	2,155
Total	6,439	2,155	—	8,594
Liabilities
Futures Contracts[1]	408	—	—	408
Forward Currency Contracts	—	335	—	335
Total	408	335	—	743
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	6,439	—	6,439
Unrealized Appreciation—Forward Currency Contracts	—	2,155	2,155
Total Assets	6,439	2,155	8,594

Unrealized Depreciation—Futures Contracts[1]	408	—	408
Unrealized Depreciation—Forward Currency Contracts	—	335	335
Total Liabilities	408	335	743
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
88

Total World Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(52,503)	—	(52,503)
Forward Currency Contracts	—	(237)	(237)
Realized Net Gain (Loss) on Derivatives	(52,503)	(237)	(52,740)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,044	—	2,044
Forward Currency Contracts	—	2,475	2,475
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,044	2,475	4,519
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable foreign currency transactions and passive foreign investment companies were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	131,857
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(874,200)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	3,194,558
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	697,044	489,832
Long-Term Capital Gains	—	—
Total	697,044	489,832
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,174,540
Gross Unrealized Appreciation	8,004,263
Gross Unrealized Depreciation	(4,791,105)
Net Unrealized Appreciation (Depreciation)	3,213,158
G.	During the year ended October 31, 2022, the fund purchased $6,342,075,000 of investment securities and sold $1,384,852,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,730,781,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
89

Total World Stock Index Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2022, such purchases were $118,298,000 and sales were $113,030,000, resulting in net realized loss of $36,075,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,144,185	32,958	5,703,441	56,936
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	3,144,185	32,958	5,703,441	56,936
Admiral Shares
Issued	1,814,979	54,095	1,998,565	57,315
Issued in Lieu of Cash Distributions	89,130	2,717	63,440	1,817
Redeemed	(1,236,832)	(36,993)	(874,385)	(24,928)
Net Increase (Decrease)—Admiral Shares	667,277	19,819	1,187,620	34,204
Institutional Shares
Issued	1,930,045	10,024	822,546	4,037
Issued in Lieu of Cash Distributions	78,321	418	62,725	314
Redeemed	(803,870)	(4,068)	(1,195,333)	(5,858)
Net Increase (Decrease)—Institutional Shares	1,204,496	6,374	(310,062)	(1,507)
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
90

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers  LLP
Philadelphia, Pennsylvania
December 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
91

Tax information (unaudited)
For corporate shareholders, 39.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $599,268,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $341,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $10,591,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income for individual shareholders for the fiscal year.
92

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
93

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health
Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q6280 122022

Annual Report   |   October 31, 2022
Vanguard FTSE International Index Funds
Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
FTSE All-World ex-US Index Fund	4
FTSE All-World ex-US Small-Cap Index Fund	51
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a challenging period for financial markets. Vanguard FTSE All-World ex-US Index Fund returned about –24%. Vanguard FTSE All-World ex-US Small-Cap Index Fund returned about –29%.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by many central banks to bring inflation back in check and increased fears of a recession.
•	By region, emerging markets and the Pacific region detracted most from returns for the FTSE All-World ex-US Index Fund, while Europe contributed. For the FTSE All-World ex-US Small-Cap Index Fund, all regions detracted from performance, with Europe and the Pacific region holding back returns most.
•	For the FTSE All-World ex-US Index Fund, 9 of the 11 industry sectors detracted from returns; utilities and energy were the only sectors to contribute positively, and technology and consumer discretionary detracted most. For the FTSE All-World ex-US Small-Cap Index Fund, 10 of the 11 industry sectors held back returns. Industrials, technology, and consumer discretionary detracted most.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$862.90	$0.42
Admiral™ Shares	1,000.00	862.80	0.61
Institutional Shares	1,000.00	862.90	0.47
Institutional Plus Shares	1,000.00	863.00	0.38
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$837.70	$0.37
Admiral Shares	1,000.00	837.20	0.79
Institutional Shares	1,000.00	837.60	0.56

Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,024.75	$0.46
Admiral Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.70	0.51
Institutional Plus Shares	1,000.00	1,024.80	0.41
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,024.80	$0.41
Admiral Shares	1,000.00	1,024.35	0.87
Institutional Shares	1,000.00	1,024.60	0.61
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.09% for ETF Shares, 0.13% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.08% for ETF Shares, 0.17% for Admiral Shares, and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

FTSE All-World ex-US Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	-24.27%	-0.30%	3.60%	$14,237
FTSE All-World ex-US Index Fund ETF Shares Market Price	-24.30	-0.29	3.59	14,232
FTSE All-World ex US Index	-24.20	-0.18	3.67	14,335
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE All-World ex-US Index Fund Admiral Shares	-24.30%	-0.33%	3.58%	$14,212
FTSE All-World ex US Index	-24.20	-0.18	3.67	14,335
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
FTSE All-World ex-US Index Fund Institutional Shares	-24.28%	-0.30%	3.60%	$7,122,409
FTSE All-World ex US Index	-24.20	-0.18	3.67	7,167,412
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	7,167,958

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
FTSE All-World ex-US Index Fund Institutional Plus Shares	-24.27%	-0.28%	3.62%	$142,761,430
FTSE All-World ex US Index	-24.20	-0.18	3.67	143,348,230
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	143,359,150
See Financial Highlights for dividend and capital gains information.

FTSE All-World ex-US Index Fund
Cumulative Returns of ETF Shares: October 31, 2012, Through October 31, 2022
	One Year	Five Years	Ten Years
FTSE All-World ex-US Index Fund ETF Shares Market Price	-24.30%	-1.46%	42.32%
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	-24.27	-1.47	42.37
FTSE All-World ex US Index	-24.20	-0.92	43.35
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

FTSE All-World ex-US Index Fund
Fund Allocation
As of October 31, 2022
Japan	15.5%
United Kingdom	10.1
China	7.3
Canada	7.2
France	6.9
Switzerland	6.3
Australia	5.5
Germany	4.9
India	4.9
Taiwan	3.7
South Korea	3.2
Netherlands	2.6
Sweden	2.0
Brazil	1.9
Hong Kong	1.7
Denmark	1.7
Italy	1.6
Spain	1.5
Saudi Arabia	1.5
South Africa	1.0
Other	9.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Australia (5.5%)
	BHP Group Ltd.	10,242,981	246,038
	Commonwealth Bank of Australia	3,475,897	233,048
	CSL Ltd.	979,787	175,397
	National Australia Bank Ltd.	6,465,447	134,301
	Westpac Banking Corp.	7,090,660	109,487
	Australia & New Zealand Banking Group Ltd.	6,270,155	102,729
	Woodside Energy Group Ltd.	3,849,374	88,992
	Macquarie Group Ltd.	707,315	76,732
	Wesfarmers Ltd.	2,303,890	66,857
	Transurban Group (XASX)	6,256,468	53,073
	Woolworths Group Ltd.	2,472,872	52,222
	Rio Tinto Ltd.	757,343	42,979
	Goodman Group	3,755,512	40,863
	Amcor plc GDR	3,064,481	35,589
	Aristocrat Leisure Ltd.	1,362,623	32,343
	Santos Ltd.	6,262,408	30,571
	Fortescue Metals Group Ltd.	3,240,668	30,530
	Coles Group Ltd.	2,588,942	27,069
	QBE Insurance Group Ltd.	3,023,076	23,686
	South32 Ltd.	9,479,225	21,748
	Brambles Ltd.	2,830,155	21,189
	Telstra Group Ltd.	8,304,134	20,822
	Sonic Healthcare Ltd.	979,899	20,515
	Newcrest Mining Ltd. (XASX)	1,819,789	20,155
	Scentre Group	10,607,708	19,741
	James Hardie Industries plc GDR	903,266	19,721
	Suncorp Group Ltd.	2,576,096	18,844
	Computershare Ltd. (XASX)	1,095,115	17,728
*	Pilbara Minerals Ltd.	5,374,508	17,468
	ASX Ltd.	394,856	17,108
	Cochlear Ltd.	131,043	16,740
	APA Group	2,411,662	16,236
	Mineral Resources Ltd.	339,012	15,893
	Insurance Australia Group Ltd.	4,999,453	15,693
	Ramsay Health Care Ltd.	359,730	13,493
	Northern Star Resources Ltd.	2,314,528	12,918
*	Xero Ltd.	256,975	12,761
	Origin Energy Ltd.	3,506,695	12,528
	Atlas Arteria Ltd.	2,954,549	12,438
	IGO Ltd.	1,269,119	12,412
*	Lottery Corp. Ltd.	4,505,884	12,361
	Treasury Wine Estates Ltd.	1,477,548	12,244
	WiseTech Global Ltd.	321,492	11,890
	Endeavour Group Ltd.	2,575,982	11,791
	Stockland	4,844,674	11,163
		Shares	Market Value• ($000)
*	Allkem Ltd.	1,193,893	11,031
	Dexus (XASX)	2,207,598	11,001
	GPT Group	3,903,148	10,787
	Mirvac Group	8,022,439	10,629
	OZ Minerals Ltd.	664,878	10,295
	Medibank Pvt Ltd.	5,604,232	10,091
	SEEK Ltd.	715,905	9,855
*	Lynas Rare Earths Ltd.	1,844,026	9,836
	Washington H Soul Pattinson & Co. Ltd.	538,763	9,642
	BlueScope Steel Ltd.	954,727	9,614
	Vicinity Centres	7,665,067	9,556
	Incitec Pivot Ltd.	3,944,420	9,486
	Whitehaven Coal Ltd.	1,627,042	9,451
	carsales.com Ltd.	685,271	8,877
	Ampol Ltd.	484,030	8,442
	Aurizon Holdings Ltd.	3,595,258	8,332
	Orica Ltd.	911,430	8,107
	Charter Hall Group	974,588	8,090
	REA Group Ltd.	101,035	7,831
	Lendlease Corp. Ltd.	1,400,735	7,789
	Cleanaway Waste Management Ltd.	4,208,487	7,280
	ALS Ltd.	976,961	7,146
	IDP Education Ltd.	372,983	7,037
	Worley Ltd.	759,618	6,938
	Bendigo & Adelaide Bank Ltd.	1,154,989	6,667
*	Qantas Airways Ltd.	1,692,269	6,324
	JB Hi-Fi Ltd.	227,522	6,237
	Challenger Ltd.	1,385,996	6,228
	Bank of Queensland Ltd.	1,299,279	6,119
	AGL Energy Ltd.	1,374,190	5,987
	Qube Holdings Ltd.	3,378,855	5,882
*	AMP Ltd.	6,564,010	5,293
	Metcash Ltd.	1,930,671	5,068
	Domino's Pizza Enterprises Ltd.	122,887	5,011
*	NEXTDC Ltd.	937,423	4,974
	Altium Ltd.	218,914	4,943
	Iluka Resources Ltd.	848,667	4,702
	Evolution Mining Ltd.	3,530,711	4,684
	Ansell Ltd.	257,568	4,650
	Alumina Ltd.	5,113,704	4,419
	Reece Ltd.	425,166	4,222
	Downer EDI Ltd.	1,367,238	3,929
	Shopping Centres Australasia Property Group	2,231,829	3,887
	Beach Energy Ltd.	3,615,160	3,697
	Seven Group Holdings Ltd.	281,315	3,299
	Orora Ltd.	1,693,084	3,285
*	Star Entertainment Grp Ltd.	1,721,867	3,239
	Harvey Norman Holdings Ltd.	1,182,893	3,147
*,1	Flight Centre Travel Group Ltd.	289,893	3,085
[1]	Pro Medicus Ltd.	84,316	3,004
	CSR Ltd.	973,780	2,885
	Tabcorp Holdings Ltd.	4,528,357	2,796
		Shares	Market Value• ($000)
	Nufarm Ltd.	773,641	2,757
	Insignia Financial Ltd.	1,289,573	2,600
	Sims Ltd.	330,297	2,582
	TPG Telecom Ltd.	736,846	2,311
	Deterra Royalties Ltd.	844,260	2,215
[1]	Perpetual Ltd.	109,830	1,750
[1]	Magellan Financial Group Ltd.	275,389	1,746
	Boral Ltd.	657,906	1,212
	Platinum Asset Management Ltd.	1,024,622	1,173
	Domain Holdings Australia Ltd.	494,305	1,053
	Adbri Ltd.	914,595	922
*	Sierra Rutile Holdings Ltd.	832,158	110
*,2	Bgp Holdings plc	3,738,510	12
			2,383,355
Austria (0.1%)
	Erste Group Bank AG	664,283	16,371
	OMV AG	289,868	13,347
	Verbund AG	134,093	10,504
	ANDRITZ AG	142,118	6,605
	voestalpine AG	231,845	5,033
	Raiffeisen Bank International AG	260,252	3,619
	Telekom Austria AG Class A	262,957	1,529
			57,008
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,760,190	88,045
*	Argenx SE	112,333	43,613
	KBC Group NV	560,052	28,068
	UCB SA	246,099	18,548
	Groupe Bruxelles Lambert SA	201,621	14,865
	Umicore SA	417,165	13,752
	Ageas SA	375,233	12,990
	Solvay SA	141,919	12,807
	Elia Group SA	76,389	9,658
	D'ieteren Group	46,441	7,729
	Warehouses De Pauw CVA	291,611	7,485
	Ackermans & van Haaren NV	45,526	6,343
	Sofina SA	30,715	5,989
	Proximus SADP	277,536	2,910
	Etablissements Franz Colruyt NV	98,628	2,377
			275,179
Brazil (1.9%)
	Vale SA	5,901,875	76,700
	B3 SA - Brasil Bolsa Balcao	12,379,615	36,045
	Petroleo Brasileiro SA ADR	3,036,130	34,946
	Itau Unibanco Holding SA ADR	5,913,605	34,417
	Petroleo Brasileiro SA Preference Shares	5,780,112	33,357
	Petroleo Brasileiro SA	4,700,499	30,266
	Vale SA Class B ADR	2,040,702	26,407

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Banco Bradesco SA ADR	6,544,198	24,803
	Centrais Eletricas Brasileiras SA	2,506,325	24,173
	Weg SA	3,022,588	23,570
	Itau Unibanco Holding SA Preference Shares	3,826,882	22,522
	Localiza Rent a Car SA (BVMF)	1,589,308	21,704
	Itausa SA Preference Shares	9,706,647	20,182
	Banco Bradesco SA Preference Shares	4,419,874	16,993
	Ambev SA	5,089,937	15,766
	Suzano SA	1,481,788	15,261
	Petroleo Brasileiro SA ADR (XNYS)	1,060,141	13,591
	JBS SA	2,761,170	13,342
	Banco BTG Pactual SA (BVMF)	2,358,052	13,211
	Banco Do Brasil SA	1,755,685	12,583
[3]	Hapvida Participacoes e Investimentos SA	8,151,047	12,308
	Lojas Renner SA	1,994,726	11,932
	Ambev SA ADR	3,678,000	11,181
	Raia Drogasil SA	2,178,600	11,096
	Equatorial Energia SA	1,902,519	11,060
	Rumo SA	2,553,005	10,943
*	Petro Rio SA	1,365,700	9,357
	Banco Bradesco SA	2,547,502	8,206
	Hypera SA	822,594	8,091
	Vibra Energia SA	2,277,753	8,047
	Cia de Saneamento Basico do Estado de Sao Paulo	691,385	8,044
	Cosan SA	2,450,908	8,000
	BB Seguridade Participacoes SA	1,371,160	7,881
*	Eneva SA	2,485,888	6,824
	Klabin SA	1,537,280	6,434
	Centrais Eletricas Brasileiras SA Preference Shares	604,066	6,235
[3]	Rede D'Or Sao Luiz SA	969,076	6,035
	CCR SA	2,325,451	5,834
	Totvs SA	900,391	5,780
	Natura & Co. Holding SA	1,942,123	5,621
	Gerdau SA Preference Shares	1,119,980	5,583
*	Magazine Luiza SA	6,131,015	5,306
	Gerdau SA ADR	1,043,223	5,195
	Telefonica Brasil SA	647,755	5,180
	Energisa SA	509,624	4,784
	Ultrapar Participacoes SA	1,711,392	4,443
	Banco Santander Brasil SA	767,353	4,424
	Atacadao SA	1,100,912	4,147
	Itau Unibanco Holding SA	823,223	4,051
*	Embraer SA	1,516,052	4,036
	Sendas Distribuidora SA	1,047,610	4,020
	Americanas SA	1,321,995	3,977
*	BRF SA	1,592,994	3,873
	Sul America SA	830,968	3,835
	TIM SA	1,464,130	3,741
	Cia Energetica de Minas Gerais Preference Shares	1,684,513	3,708
		Shares	Market Value• ($000)
	Transmissora Alianca de Energia Eletrica SA	469,556	3,653
	BR Malls Participacoes SA	1,683,478	3,308
	Metalurgica Gerdau SA Preference Shares	1,475,700	3,214
	Multiplan Empreendimentos Imobiliarios SA	580,917	2,964
	Engie Brasil Energia SA	360,410	2,806
	Cielo SA	2,361,176	2,720
	CPFL Energia SA	390,200	2,676
	GRUPO DE MODA SOMA SA	918,700	2,590
	Bradespar SA Preference Shares	550,990	2,561
	EDP - Energias do Brasil SA	533,657	2,383
[3]	GPS Participacoes e Empreendimentos SA	856,700	2,292
	Cia Energetica de Minas Gerais	654,439	2,191
	Auren Energia SA	752,884	2,175
	M Dias Branco SA	247,086	2,081
	Sendas Distribuidora SA ADR	107,761	2,053
	Unipar Carbocloro SA Preference Shares	99,089	2,049
	Raizen SA Preference Shares	2,381,041	1,977
	Cia Paranaense de Energia Preference Shares	1,379,000	1,976
	Alpargatas SA Preference Shares	460,200	1,956
	Cia Paranaense de Energia ADR	273,148	1,931
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	391,496	1,857
	Telefonica Brasil SA ADR	232,429	1,857
	SLC Agricola SA	204,700	1,821
	Cia Energetica de Minas Gerais ADR	817,644	1,791
	Porto Seguro SA	386,924	1,741
	Sao Martinho SA	333,000	1,739
	Braskem SA Preference Shares	256,500	1,674
	Cia Siderurgica Nacional SA	691,751	1,644
	Caixa Seguridade Participacoes SA	944,600	1,613
	Neoenergia SA	473,200	1,520
	Marfrig Global Foods SA	684,000	1,417
[1]	Cia Siderurgica Nacional SA ADR	577,080	1,391
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	430,272	1,343
	SIMPAR SA	633,600	1,328
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	947,100	1,326
	Dexco SA	611,820	1,148
*	Grupo Mateus SA	809,900	1,145
	Grendene SA	684,800	962
	Odontoprev SA	587,880	942
	Braskem SA ADR	68,298	883
		Shares	Market Value• ($000)
*	Smartfit Escola de Ginastica e Danca SA	252,600	847
	Cia Paranaense de Energia	527,080	715
	CSN Mineracao SA	1,092,500	698
	Diagnosticos da America SA	168,790	655
	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	502
	TIM SA ADR	31,251	398
	Bradespar SA	33,240	143
*	Localiza Rent a Car SA	4,732	65
*	BRF SA ADR	15,397	37
			831,809
Canada (7.1%)
	Royal Bank of Canada	2,856,018	264,250
	Toronto-Dominion Bank	3,702,774	236,977
	Enbridge Inc.	4,092,365	159,447
	Canadian National Railway Co.	1,249,646	148,048
	Canadian Pacific Railway Ltd. (XTSE)	1,891,207	140,985
	Canadian Natural Resources Ltd.	2,235,498	134,079
[1]	Bank of Montreal	1,373,862	126,550
	Bank of Nova Scotia	2,453,579	118,595
	Brookfield Asset Management Inc. Class A	2,712,509	107,417
	Suncor Energy Inc.	2,781,279	95,666
	Nutrien Ltd.	1,098,236	92,794
	TC Energy Corp.	2,057,271	90,364
	Canadian Imperial Bank of Commerce	1,797,782	81,645
*	Shopify Inc. Class A	2,260,362	77,500
	Alimentation Couche-Tard Inc.	1,591,323	71,252
	Waste Connections Inc.	522,557	68,970
	Manulife Financial Corp.	3,884,465	64,382
	Constellation Software Inc.	38,863	56,194
	Intact Financial Corp.	358,296	54,443
	Cenovus Energy Inc.	2,508,186	50,703
	Sun Life Financial Inc.	1,193,048	50,670
	Franco-Nevada Corp.	387,353	47,861
	National Bank of Canada	682,615	46,478
	Agnico Eagle Mines Ltd.	927,180	40,787
	Barrick Gold Corp. (XLON)	2,583,006	38,849
	Fortis Inc. (XTSE)	971,333	37,895
	Pembina Pipeline Corp.	1,121,538	37,029
	Restaurant Brands International Inc. (XTSE)	615,023	36,544
	Thomson Reuters Corp.	335,875	35,721
*	CGI Inc.	427,916	34,470
	Dollarama Inc.	562,099	33,400
	Tourmaline Oil Corp.	577,425	32,534
	Magna International Inc.	548,506	30,567
	Wheaton Precious Metals Corp.	918,801	30,059
	Teck Resources Ltd. Class B	939,566	28,600
	BCE Inc.	617,128	27,836

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Power Corp. of Canada	1,094,838	27,187
	Loblaw Cos. Ltd.	315,668	25,863
	Metro Inc.	487,271	25,527
	Shaw Communications Inc. Class B	870,847	22,367
	Imperial Oil Ltd.	395,325	21,505
	Fairfax Financial Holdings Ltd.	43,739	21,482
	TELUS Corp.	949,710	19,833
[3]	Hydro One Ltd.	640,977	16,072
	George Weston Ltd.	143,533	15,798
	Barrick Gold Corp.	1,025,962	15,034
[1]	Great-West Lifeco Inc.	552,248	12,785
[1]	Canadian Tire Corp. Ltd. Class A	112,885	12,652
	Saputo Inc.	489,359	11,911
[1]	Canadian Utilities Ltd. Class A	251,231	6,685
	IGM Financial Inc.	162,905	4,361
*	Shopify Inc. Class A (XTSE)	52,975	1,813
	Enbridge Inc. (XTSE)	30,400	1,184
			3,091,620
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Class B Preference Shares	151,337	14,371
	Sociedad Quimica y Minera de Chile SA ADR	133,129	12,472
	Banco De Chile	88,112,570	8,068
	Empresas COPEC SA	984,902	6,790
	Empresas CMPC SA	2,443,501	3,878
	Enel Americas SA	38,558,799	3,821
	Cencosud SA	2,696,851	3,625
	Banco Santander Chile ADR	234,245	3,380
	Falabella SA	1,612,968	3,150
	Banco de Credito e Inversiones SA	107,711	3,001
	Quimica Y Minera Chile A	29,880	2,433
	Cia Sud Americana de Vapores SA	34,871,336	2,422
	Quinenco SA	537,243	1,428
	Colbun SA	14,394,990	1,413
	Cia Cervecerias Unidas SA	250,001	1,372
	Embotelladora Andina SA Preference Shares	736,510	1,287
	Itau CorpBanca Chile SA	629,077,878	1,226
	Enel Chile SA	34,176,284	1,203
	Banco Santander Chile SA	29,997,292	1,076
	Cencosud Shopping SA	967,439	1,057
	CAP SA	143,687	768
	Enel Chile SA ADR	354,630	599
	Plaza SA	661,427	566
			79,406
China (7.3%)
	Tencent Holdings Ltd.	12,223,204	321,187
*	Alibaba Group Holding Ltd.	30,633,640	238,174
*,3	Meituan Class B	8,368,718	133,988
	China Construction Bank Corp. Class H	184,797,517	98,070
	JD.com Inc. Class A	4,820,913	87,791
		Shares	Market Value• ($000)
	Industrial & Commercial Bank of China Ltd. Class H	163,007,655	70,772
	Bank of China Ltd. Class H	150,174,284	48,368
	Ping An Insurance Group Co. of China Ltd. Class H	11,737,862	46,991
*	Baidu Inc. Class A	4,574,962	43,860
	NetEase Inc.	3,741,582	41,514
*	Pinduoduo Inc. ADR	756,452	41,476
	BYD Co. Ltd. Class H	1,614,655	36,173
	Yum China Holdings Inc.	853,743	34,559
*,3	Xiaomi Corp. Class B	29,894,368	33,574
	Kweichow Moutai Co. Ltd. Class A	179,860	33,338
*,3	Wuxi Biologics Cayman Inc.	7,310,112	32,893
*	NIO Inc. ADR	2,694,500	26,056
	China Merchants Bank Co. Ltd. Class H	7,927,841	25,955
*	Trip.com Group Ltd. ADR	1,076,497	24,361
	Li Ning Co. Ltd.	4,640,302	24,004
	China Petroleum and Chemical Corp. (Sinopec) Class H	53,098,731	21,044
	ANTA Sports Products Ltd.	2,315,473	20,357
	China Mengniu Dairy Co. Ltd.	6,297,504	20,159
	China Shenhua Energy Co. Ltd. Class H	7,390,860	19,415
	Contemporary Amperex Technology Co. Ltd. Class A	348,797	17,900
[3]	Nongfu Spring Co. Ltd. Class H	3,549,600	17,829
	China Resources Land Ltd.	5,625,316	17,600
	CSPC Pharmaceutical Group Ltd.	17,016,869	17,479
	Agricultural Bank of China Ltd. Class H	60,571,835	17,289
	China Life Insurance Co. Ltd. Class H	15,159,183	16,530
	PetroChina Co. Ltd. Class H	42,794,969	16,370
*,3	Kuaishou Technology	3,949,500	16,311
*	BeiGene Ltd.	1,252,200	16,146
	ZTO Express Cayman Inc.	917,591	15,612
	ENN Energy Holdings Ltd.	1,552,218	15,432
	China Resources Beer Holdings Co. Ltd.	3,241,630	15,296
	China Overseas Land & Investment Ltd.	7,832,129	14,967
*	Li Auto Inc. ADR	1,032,985	14,069
*	KE Holdings Inc. ADR	1,309,444	13,330
	PICC Property & Casualty Co. Ltd. Class H	13,684,470	12,621
	H World Group Ltd. AD	443,326	12,005
	Geely Automobile Holdings Ltd.	11,044,097	11,885
	Haier Smart Home Co. Ltd. Class H	4,599,301	11,512
	Sunny Optical Technology Group Co. Ltd.	1,322,918	11,464
		Shares	Market Value• ($000)
	Yanzhou Coal Mining Co. Ltd. Class H	3,888,861	10,934
	Shenzhou International Group Holdings Ltd.	1,543,549	10,717
	Zijin Mining Group Co. Ltd. Class H	11,112,882	10,600
	BYD Co. Ltd. Class A	305,217	10,334
	Wuliangye Yibin Co. Ltd. Class A	560,908	10,281
	China Merchants Bank Co. Ltd. Class A	2,734,409	10,088
	Sino Biopharmaceutical Ltd.	19,955,718	9,683
*,3	Innovent Biologics Inc.	2,709,847	9,595
	Ping An Insurance Group Co. of China Ltd. Class A	1,893,150	9,400
	China Pacific Insurance Group Co. Ltd. Class H	5,722,625	9,225
[3]	Postal Savings Bank of China Co. Ltd. Class H	19,728,351	9,149
	China Yangtze Power Co. Ltd. Class A	3,270,079	9,100
	Citic Pacific Ltd.	9,976,697	8,928
	Xinyi Solar Holdings Ltd.	8,760,220	8,697
[3]	China Tower Corp. Ltd. Class H	95,337,053	8,626
	Tsingtao Brewery Co. Ltd. Class H	1,231,057	8,619
*	Kingdee International Software Group Co. Ltd.	5,185,303	8,497
*,3	JD Health International Inc.	1,489,673	8,172
	Bank of Communications Ltd. Class H	16,584,099	8,092
	China Longyuan Power Group Corp. Ltd. Class H	6,798,086	7,768
	WuXi AppTec Co. Ltd. Class A	741,021	7,766
	China CITIC Bank Corp. Ltd. Class H	20,345,749	7,669
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	170,965	7,643
	COSCO SHIPPING Holdings Co. Ltd. Class H	6,836,490	7,367
	CITIC Securities Co. Ltd. Class H	4,885,765	7,300
	LONGi Green Energy Technology Co. Ltd. Class A	1,072,760	7,085
*	XPeng Inc. Class A	2,210,116	7,076
*	New Oriental Education & Technology Group Inc.	2,975,750	6,968
	Anhui Conch Cement Co. Ltd. Class H	2,702,937	6,957
	Great Wall Motor Co. Ltd. Class H	6,102,692	6,667
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,800,746	6,614
*	Full Truck Alliance Co. Ltd. ADR	1,309,097	6,231

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Tourism Group Duty Free Corp. Ltd. Class A	279,962	6,152
	Industrial Bank Co. Ltd. Class A	2,935,700	6,056
	Tingyi Cayman Islands Holding Corp.	3,844,367	6,009
*	Vipshop Holdings Ltd. ADR	838,149	5,842
	China Resources Power Holdings Co. Ltd.	3,873,843	5,629
	Agricultural Bank of China Ltd. Class A	14,846,800	5,618
	Hengan International Group Co. Ltd.	1,445,293	5,604
	China Vanke Co. Ltd. Class H	4,320,839	5,545
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	172,060	5,488
	China National Building Material Co. Ltd. Class H	9,391,670	5,453
	Kingsoft Corp. Ltd.	1,786,123	5,409
	China Gas Holdings Ltd.	5,994,992	5,320
	Industrial & Commercial Bank of China Ltd. Class A	9,203,100	5,239
	Zhongsheng Group Holdings Ltd.	1,365,104	5,181
*	Daqo New Energy Corp. ADR	115,346	5,074
*	Genscript Biotech Corp.	2,001,596	5,061
	Wanhua Chemical Group Co. Ltd. Class A	456,900	5,043
	Sinopharm Group Co. Ltd. Class H	2,646,106	5,020
	Jiangsu Hengrui Medicine Co. Ltd. Class A	900,218	4,969
	Muyuan Foods Co. Ltd. Class A	753,237	4,852
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	590,021	4,836
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	1,349,165	4,835
[3]	CGN Power Co. Ltd. Class H	23,820,536	4,825
[3]	Longfor Group Holdings Ltd.	3,782,335	4,819
	Zhuzhou CRRC Times Electric Co. Ltd.	1,098,825	4,767
	People's Insurance Co. Group of China Ltd. Class H	17,188,882	4,750
*,3	JD Logistics Inc.	3,377,317	4,721
	China Resources Gas Group Ltd.	1,838,889	4,710
	SF Holding Co. Ltd. Class A	709,495	4,700
[3]	China Feihe Ltd.	8,114,745	4,675
	Ganfeng Lithium Co. Ltd. Class A	425,600	4,608
	BYD Electronic International Co. Ltd.	1,582,591	4,599
*	Bilibili Inc. Class Z	515,763	4,596
	Kunlun Energy Co. Ltd.	7,637,356	4,565
		Shares	Market Value• ($000)
	China Conch Venture Holdings Ltd.	3,092,915	4,562
*	Tencent Music Entertainment Group ADR	1,262,977	4,559
	Luzhou Laojiao Co. Ltd. Class A	208,000	4,462
[3]	China International Capital Corp. Ltd. Class H	3,124,027	4,342
	Yangzijiang Shipbuilding Holdings Ltd.	5,098,596	4,322
	China Construction Bank Corp. Class A	5,771,800	4,225
*	Zai Lab Ltd. ADR	188,162	4,192
	Bank of China Ltd. Class A	10,149,723	4,188
*	TAL Education Group ADR	887,939	4,182
	China Minsheng Banking Corp. Ltd. Class H	14,390,669	4,179
*	Alibaba Health Information Technology Ltd.	9,830,719	4,160
	China State Construction Engineering Corp. Ltd. Class A	6,258,729	4,070
*,1,3	Akeso Inc.	1,001,000	4,017
	China Oilfield Services Ltd. Class H	3,560,706	4,008
	East Money Information Co. Ltd. Class A	1,854,979	3,977
	Luxshare Precision Industry Co. Ltd. Class A	1,003,439	3,904
	Ping An Bank Co. Ltd. Class A	2,742,700	3,893
[1,3]	Smoore International Holdings Ltd.	3,638,350	3,873
	China Railway Group Ltd. Class H	8,869,299	3,857
	Guangdong Investment Ltd.	6,092,664	3,841
	Guangzhou Automobile Group Co. Ltd. Class H	6,274,058	3,823
	Sungrow Power Supply Co. Ltd. Class A	211,762	3,805
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	211,700	3,796
	Zijin Mining Group Co. Ltd. Class A	3,483,774	3,790
	Weichai Power Co. Ltd. Class H	3,955,334	3,789
	Tongwei Co. Ltd. Class A	632,300	3,781
	Kingboard Holdings Ltd.	1,522,313	3,758
	Shaanxi Coal Industry Co. Ltd. Class A	1,378,000	3,745
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,099,033	3,736
	Shanghai Baosight Software Co. Ltd. Class B	1,223,858	3,691
*	Tongcheng-Elong Holdings Ltd.	2,358,518	3,681
[3]	Huatai Securities Co. Ltd. Class H	3,699,785	3,623
		Shares	Market Value• ($000)
	CITIC Securities Co. Ltd. Class A	1,520,594	3,589
	Haitong Securities Co. Ltd. Class H	7,300,410	3,569
	China Coal Energy Co. Ltd. Class H	4,852,041	3,568
	China Merchants Port Holdings Co. Ltd.	2,984,229	3,499
[3]	China Resources Mixc Lifestyle Services Ltd.	1,174,000	3,438
	Aier Eye Hospital Group Co. Ltd. Class A	1,011,795	3,434
	New China Life Insurance Co. Ltd. Class H	2,133,189	3,388
	Shenzhen Inovance Technology Co. Ltd. Class A	369,600	3,386
*,1	Huaneng Power International Inc. Class H	9,388,226	3,359
	China Power International Development Ltd.	11,229,326	3,245
	Country Garden Services Holdings Co. Ltd.	3,674,701	3,212
	NARI Technology Co. Ltd. Class A	955,156	3,208
	Poly Developments and Holdings Group Co. Ltd. Class A	1,686,895	3,205
	China Hongqiao Group Ltd.	4,514,067	3,195
	China State Construction International Holdings Ltd.	3,541,767	3,186
*,3	Haidilao International Holding Ltd.	2,145,237	3,185
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	904,200	3,133
[3]	Yadea Group Holdings Ltd.	2,010,000	3,069
	Anhui Gujing Distillery Co. Ltd. Class B	259,439	3,060
	Eve Energy Co. Ltd. Class A	267,664	3,055
	Bank of Ningbo Co. Ltd. Class A	930,970	3,039
	Autohome Inc. ADR	115,446	3,015
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,185,566	2,994
[3]	Hansoh Pharmaceutical Group Co. Ltd.	1,932,608	2,988
	ZTE Corp. Class H	1,674,512	2,987
*	Kanzhun Ltd.	271,764	2,970
*,1,3	Hygeia Healthcare Holdings Co. Ltd.	679,867	2,944
[3]	Guotai Junan Securities Co. Ltd. Class H	2,912,331	2,942
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,061,514	2,917
	Haier Smart Home Co. Ltd. Class A	1,016,696	2,902
	Aluminum Corp. of China Ltd. Class H	10,159,642	2,896
	JA Solar Technology Co. Ltd. Class A	335,464	2,881
*	Air China Ltd. Class H	4,130,019	2,874

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,536,996	2,865
	China Galaxy Securities Co. Ltd. Class H	7,488,117	2,804
	Minth Group Ltd.	1,405,714	2,772
	Trina Solar Co. Ltd. Class A	303,635	2,771
*	Tianqi Lithium Corp.	211,484	2,762
	Shandong Gold Mining Co. Ltd. Class A	1,160,763	2,760
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	121,075	2,728
	TravelSky Technology Ltd. Class H	1,862,759	2,709
	China Medical System Holdings Ltd.	2,469,850	2,699
	NAURA Technology Group Co. Ltd. Class A	74,100	2,690
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	85,597	2,676
	Chongqing Zhifei Biological Products Co. Ltd. Class A	228,300	2,670
	GF Securities Co. Ltd. Class H	2,616,597	2,662
	Fosun International Ltd.	4,336,288	2,650
	Beijing Enterprises Holdings Ltd.	1,041,088	2,641
	Beijing Kingsoft Office Software Inc. Class A	65,964	2,635
	China Three Gorges Renewables Group Co. Ltd. Class A	3,413,500	2,610
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	4,257,190	2,605
	360 DigiTech Inc. ADR	256,340	2,604
	China Molybdenum Co. Ltd. Class H	8,067,984	2,598
	Dongfeng Motor Group Co. Ltd. Class H	5,718,643	2,587
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,668,680	2,572
	SAIC Motor Corp. Ltd. Class A	1,353,415	2,555
*	Shanghai International Airport Co. Ltd. Class A	347,598	2,544
[1]	Country Garden Holdings Co.	19,541,793	2,519
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	464,300	2,517
	AECC Aviation Power Co. Ltd. Class A	373,300	2,496
	CRRC Corp. Ltd. Class H	8,074,000	2,448
	China Shenhua Energy Co. Ltd. Class A	634,456	2,434
	Bank of Communications Co. Ltd. Class A	3,983,600	2,431
	China Everbright International Ltd.	7,208,484	2,398
		Shares	Market Value• ($000)
*	China Southern Airlines Co. Ltd. Class H	4,631,237	2,391
	Jiangxi Copper Co. Ltd. Class H	2,180,392	2,383
	Haitian International Holdings Ltd.	1,174,947	2,352
	Bosideng International Holdings Ltd.	5,432,931	2,347
	JOYY Inc. ADR	92,967	2,346
	China Energy Engineering Corp. Ltd. (XSSC)	7,341,699	2,304
*	Qinghai Salt Lake Industry Co. Ltd.	777,295	2,295
	China CSSC Holdings Ltd. Class A	622,100	2,267
	Sany Heavy Industry Co. Ltd. Class A	1,206,800	2,239
	China Petroleum & Chemical Corp. Class A	4,007,000	2,239
	Yunnan Energy New Material Co. Ltd. Class A	110,310	2,237
	Lufax Holding Ltd. ADR	1,402,792	2,230
*,3	China Literature Ltd.	825,229	2,226
[3]	China Resources Pharmaceutical Group Ltd.	3,292,232	2,221
	China Insurance International Holdings Co. Ltd.	3,189,272	2,209
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,624,219	2,201
	PetroChina Co. Ltd.	3,352,095	2,196
	Yuexiu Property Co. Ltd.	2,552,965	2,179
	CRRC Corp. Ltd. Class A	3,301,600	2,150
[1]	Xtep International Holdings Ltd.	2,316,500	2,123
[3]	3SBio Inc.	2,976,269	2,102
[1]	China Traditional Chinese Medicine Holdings Co. Ltd.	4,849,306	2,096
*	Microport Scientific Corp.	989,574	2,091
	Bank of Nanjing Co. Ltd. Class A	1,464,065	2,073
*	Gds Holdings Ltd. Class A	1,851,827	2,067
	AviChina Industry & Technology Co. Ltd. Class H	4,701,567	2,059
	Far East Horizon Ltd.	2,653,301	2,049
	China National Nuclear Power Co. Ltd. Class A	2,418,100	2,001
	China Vanke Co. Ltd. Class A	1,070,200	1,984
	Foxconn Industrial Internet Co. Ltd. Class A	1,759,700	1,980
	Flat Glass Group Co. Ltd. Class H	835,649	1,960
	China Everbright Bank Co. Ltd. Class A	5,241,026	1,955
[1,3]	Jiumaojiu International Holdings Ltd.	1,243,000	1,954
*,3	Hua Hong Semiconductor Ltd.	831,633	1,948
		Shares	Market Value• ($000)
*	Beijing Capital International Airport Co. Ltd. Class H	3,555,292	1,925
[3]	CSC Financial Co. Ltd. Class H	2,651,748	1,923
[1,3]	Pop Mart International Group Ltd.	1,459,000	1,892
	Cosco Shipping Ports Ltd.	3,801,097	1,874
	China Minsheng Banking Corp. Ltd. Class A	4,142,600	1,874
	Nine Dragons Paper Holdings Ltd.	3,151,072	1,868
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,032,996	1,862
	Shenzhen International Holdings Ltd.	2,766,160	1,861
	Guangdong Haid Group Co. Ltd. Class A	233,808	1,851
	China Everbright Bank Co. Ltd. Class H	7,125,063	1,842
[3]	Topsports International Holdings Ltd.	3,646,209	1,839
	China Pacific Insurance Group Co. Ltd. Class A	701,800	1,832
*,1,3	Remegen Co. Ltd. Class H	290,500	1,828
	Shenwan Hongyuan Group Co. Ltd. Class A	3,395,431	1,811
	CSC Financial Co. Ltd. Class A	556,038	1,805
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	184,000	1,801
	China United Network Communications Ltd. Class A	3,875,200	1,786
	Chongqing Changan Automobile Co. Ltd. Class A	1,147,380	1,776
	Daqin Railway Co. Ltd. Class A	2,011,300	1,766
	Pharmaron Beijing Co. Ltd. Class A	248,052	1,762
	Jiangsu Expressway Co. Ltd. Class H	2,491,275	1,757
*	RLX Technology Inc. ADR	1,403,541	1,754
	Baoshan Iron & Steel Co. Ltd. Class A	2,646,300	1,747
	Zhejiang Expressway Co. Ltd. Class H	2,815,007	1,745
	Yunnan Baiyao Group Co. Ltd. Class A	231,620	1,733
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	519,800	1,731
[3]	WuXi AppTec Co. Ltd. Class H	215,598	1,730
	BOE Technology Group Co. Ltd. Class B	4,005,815	1,730
	Bank of Beijing Co. Ltd. Class A	3,106,900	1,721
	Kingboard Laminates Holdings Ltd.	2,153,118	1,720
	China Jinmao Holdings Group Ltd.	12,939,706	1,714

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Zhaojin Mining Industry Co. Ltd. Class H	2,054,137	1,692
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	391,000	1,691
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	248,543	1,688
	Zhejiang Huayou Cobalt Co. Ltd. Class A	224,050	1,676
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	1,675
	China Railway Group Ltd. Class A	2,432,818	1,665
[3]	Dali Foods Group Co. Ltd.	4,035,257	1,661
	Greentown China Holdings Ltd.	1,737,297	1,658
	Beijing Enterprises Water Group Ltd.	7,857,390	1,651
	Uni-President China Holdings Ltd.	2,234,604	1,650
	China Resources Cement Holdings Ltd.	4,461,958	1,613
	Shanghai Fudan Microelectronics Group Co. Ltd.Class A	124,875	1,609
	Yonyou Network Technology Co. Ltd. Class A	477,962	1,606
	ZTE Corp. Class A	525,479	1,601
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,193,306	1,598
	China Cinda Asset Management Co. Ltd. Class H	17,147,916	1,593
*	GD Power Development Co. Ltd. Class A	2,655,496	1,591
	Great Wall Motor Co. Ltd. Class A	397,780	1,590
	Haitong Securities Co. Ltd. Class A	1,364,026	1,580
*	Weibo Corp. ADR	138,822	1,571
	Suzhou Maxwell Technologies Co. Ltd. Class A	23,704	1,560
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	267,420	1,558
	Yihai International Holding Ltd.	942,418	1,553
	Citic Pacific Special Steel Group Co. Ltd. Class A	703,853	1,553
	Ninestar Corp. Class A	195,225	1,533
	Iflytek Co. Ltd. Class A	315,500	1,518
	BOE Technology Group Co. Ltd. Class A	3,309,300	1,518
	China Lesso Group Holdings Ltd.	1,840,883	1,494
	Hundsun Technologies Inc. Class A	259,242	1,485
		Shares	Market Value• ($000)
	Bank of Shanghai Co. Ltd. Class A	1,928,791	1,476
	GoerTek Inc. Class A	492,220	1,461
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	759,985	1,453
	TBEA Co. Ltd. Class A	517,300	1,450
[3]	China Merchants Securities Co. Ltd. Class H	1,560,113	1,447
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	1,447
	Chongqing Changan Automobile Co. Ltd. Class B	3,311,764	1,436
	Power Construction Corp. of China Ltd. Class A	1,481,300	1,431
	SDIC Power Holdings Co. Ltd. Class A	1,029,276	1,424
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	612,400	1,423
	Henan Shuanghui Investment & Development Co. Ltd. Class A	454,600	1,420
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	269,300	1,415
	Anhui Gujing Distillery Co. Ltd. Class A	52,188	1,413
[1,3]	Jinxin Fertility Group Ltd.	2,847,161	1,404
[3]	Ganfeng Lithium Co. Ltd. Class H	206,590	1,397
	Ginlong Technologies Co. Ltd. Class A	54,314	1,393
	Ningbo Deye Technology Co. Claas A	31,028	1,392
	Huaxia Bank Co. Ltd. Class A	2,096,898	1,378
	Huadong Medicine Co. Ltd. Class A	244,100	1,373
*	Shanghai Electric Group Co. Ltd. Class H	7,037,404	1,370
*,1,3	Ping An Healthcare and Technology Co. Ltd.	734,708	1,359
	Imeik Technology Development Co. Ltd. Class A	23,400	1,352
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,349
	Bank of Hangzhou Co. Ltd. Class A	808,835	1,342
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	194,680	1,333
	Postal Savings Bank of China Co. Ltd. Class A	2,470,836	1,315
*	Advanced Micro-Fabrication Equipment Inc. Class A	86,487	1,314
	China Zhenhua Group Science & Technology Co. Ltd. Class A	70,700	1,309
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,417,025	1,308
		Shares	Market Value• ($000)
[1,3]	CanSino Biologics Inc. Class H	140,459	1,306
	China Communications Services Corp. Ltd. Class H	4,673,205	1,304
[1]	China Suntien Green Energy Corp. Ltd. Class H	3,419,000	1,297
	Anhui Conch Cement Co. Ltd. Class A	388,800	1,296
*,1	China Eastern Airlines Corp. Ltd. Class H	3,925,171	1,295
	Guanghui Energy Co. Ltd. Class A	916,800	1,292
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,479,461	1,282
	Focus Media Information Technology Co. Ltd. Class A	2,060,300	1,268
	China Merchants Securities Co. Ltd. Class A	731,967	1,257
	Tsingtao Brewery Co. Ltd. Class A	111,511	1,252
[1]	Dongfang Electric Corp. Ltd. Class H	826,891	1,247
	Changchun High & New Technology Industry Group Inc. Class A	55,882	1,243
	Montage Technology Co. Ltd. Class A	159,761	1,238
	GF Securities Co. Ltd. Class A	660,600	1,237
	Beijing Tongrentang Co. Ltd.	184,486	1,234
*	iQIYI Inc. ADR	608,160	1,228
	Beijing United Information Technology Co. Ltd.	71,900	1,223
	Will Semiconductor Co. Ltd. Shanghai Class A	120,674	1,216
	Huatai Securities Co. Ltd. Class A	739,600	1,215
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	158,758	1,200
	Hangzhou Tigermed Consulting Co. Ltd. Class A	103,929	1,188
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	261,815	1,181
[1]	Sinotruk Hong Kong Ltd.	1,316,384	1,174
	Huadian Power International Corp. Ltd. Class H	3,909,550	1,174
	Hopson Development Holdings Ltd.	1,448,311	1,161
	Ningbo Tuopu Group Co. Ltd. Class A	130,300	1,158
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	1,157
	Walvax Biotechnology Co. Ltd. Class A	218,600	1,155
	China Meidong Auto Holdings Ltd.	878,000	1,153
	Weichai Power Co. Ltd. Class A	911,888	1,138

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Metallurgical Corp. of China Ltd. Class H	7,119,030	1,134
	Dongfang Electric Corp. Ltd. Class A	355,984	1,134
	StarPower Semiconductor Ltd. Class A	22,200	1,134
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	502,620	1,121
	Gigadevice Semiconductor Beijing Inc. Class A	99,071	1,120
*	New Hope Liuhe Co. Ltd. Class A	630,900	1,118
	Ming Yang Smart Energy Group Ltd. Class A	326,600	1,118
	Wingtech Technology Co. Ltd. Class A	169,400	1,111
	CSG Holding Co. Ltd. Class B	2,877,152	1,102
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,097
*	Yangzijiang Financial Holding	4,972,896	1,089
	TCL Technology Group Corp. Class A	2,007,500	1,078
	China Merchants Energy Shipping Co. Ltd.	1,122,300	1,076
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	1,074
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	1,073
	Orient Securities Co. Ltd. Class A	1,002,057	1,069
	Yealink Network Technology Corp. Ltd. Class A	112,568	1,065
	SG Micro Corp. Class A	51,750	1,064
[3]	BAIC Motor Corp. Ltd. Class H	4,793,436	1,062
	Sichuan Road & Bridge Co. Ltd. Class A	687,170	1,062
	Zhejiang NHU Co. Ltd. Class A	428,628	1,052
	Chaozhou Three-Circle Group Co. Ltd. Class A	269,500	1,049
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,974,940	1,046
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,045
	Hoshine Silicon Industry Co. Ltd. Class A	78,400	1,027
	Gotion High-tech Co. Ltd. Class A	247,900	1,025
	Yanzhou Coal Mining Co. Ltd. Class A	184,236	1,025
	Sinotrans Ltd. Class H	4,198,064	1,022
	Western Superconducting Technologies Co. Ltd. Class A	63,976	1,022
	Founder Securities Co. Ltd. Class A	1,174,400	1,020
		Shares	Market Value• ($000)
	Hengli Petrochemical Co. Ltd. Class A	480,400	1,012
	YTO Express Group Co. Ltd. Class A	389,000	1,007
	China International Marine Containers Group Co. Ltd. Class H	1,576,825	1,004
[1]	Poly Property Services Co. Ltd.	271,246	1,003
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	133,000	995
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	995
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	992
	Huayu Automotive Systems Co. Ltd. Class A	430,169	989
[3]	Blue Moon Group Holdings Ltd.	1,677,000	989
	Shenzhen Expressway Co. Ltd. Class H	1,369,782	983
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	406,644	981
	Huizhou Desay Sv Automotive Co. Ltd. Class A	68,900	979
	China Resources Microelectronics Ltd. Class A	140,484	977
	Jiangsu Eastern Shenghong Co. Ltd. Class A	578,700	976
[1]	Vinda International Holdings Ltd.	512,842	962
*,1	Alibaba Pictures Group Ltd.	25,902,294	957
	Shougang Fushan Resources Group Ltd.	3,524,303	955
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,298,700	953
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	226,960	946
	360 Security Technology Inc. Class A	966,799	939
	Jiangsu King's Luck Brewery JSC Ltd. Class A	181,206	929
	China Jushi Co. Ltd. Class A	575,453	924
*	China Southern Airlines Co. Ltd. Class A	1,037,697	922
[1]	Jinke Smart Services Group Co. Ltd. Class H	627,100	920
	Hangzhou Silan Microelectronics Co. Ltd. Class A	212,500	917
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	916
	Anhui Expressway Co. Ltd. Class H	1,426,728	912
		Shares	Market Value• ($000)
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	912
	Shenzhen Transsion Holdings Co. Ltd. Class A	106,430	910
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	582,020	907
	Livzon Pharmaceutical Group Inc. Class H	344,871	903
	Everbright Securities Co. Ltd. Class A	467,695	902
	Hangzhou First Applied Material Co. Ltd. Class A	101,776	900
	Lens Technology Co. Ltd. Class A	656,400	898
*,1,3	Luye Pharma Group Ltd.	3,681,461	895
	Fuyao Glass Industry Group Co. Ltd. Class A	194,900	893
	Hithink RoyalFlush Information Network Co. Ltd. Class A	75,666	885
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	483,647	884
	China National Software & Service Co. Ltd.	88,898	884
	China Everbright Ltd.	1,656,662	874
	Aluminum Corp. of China Ltd. Class A	1,640,900	870
	Zhejiang Supcon Technology Co. Ltd.	65,652	870
[1]	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,693,715	868
	Shanghai Industrial Holdings Ltd.	888,512	867
	Lee & Man Paper Manufacturing Ltd.	2,857,583	866
	JCET Group Co. Ltd. Class A	261,500	864
	Shenzhen Investment Ltd.	6,319,151	861
	Shenzhen SC New Energy Technology Corp. Class A	46,100	860
	MINISO Group Holding Ltd. ADR	168,590	860
	Hengtong Optic-electric Co. Ltd. Class A	320,200	857
	People's Insurance Co. Group of China Ltd.	1,288,500	857
*	Industrial Securities Co. Ltd. Class A	1,135,810	851
	Maxscend Microelectronics Co. Ltd. Class A	67,008	848
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	362,400	839
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	241,100	835
	Zhejiang Juhua Co. Ltd. Class A	387,549	835

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	AVIC Electromechanical Systems Co. Ltd. Class A	519,892	834
	Chongqing Brewery Co. Ltd. Class A	69,400	831
[3]	Legend Holdings Corp. Class H	988,779	831
	Shenzhen Dynanonic Co. Ltd. Class A	23,420	829
	Jiangxi Copper Co. Ltd. Class A	391,000	826
	Wuxi Shangji Automation Co. Ltd. Class A	49,020	824
	Huaneng Lancang River Hydropower Inc.	942,200	824
	ENN Natural Gas Co. Ltd. Class A	385,400	821
	Guosen Securities Co. Ltd. Class A	693,581	821
	Yanlord Land Group Ltd.	1,342,387	820
*	National Silicon Industry Group Co. Ltd. Class A	293,045	816
	YongXing Special Materials Technology Co. Ltd. Class A	50,700	810
	COSCO SHIPPING Development Co. Ltd. Class H	6,979,713	809
	Towngas Smart Energy Co. Ltd.	2,296,307	804
	Mango Excellent Media Co. Ltd. Class A	264,729	798
	Zhejiang Dahua Technology Co. Ltd. Class A	501,500	796
[3]	China Railway Signal & Communication Corp. Ltd. Class H	2,781,353	793
	China Oilfield Services Ltd. Class A	344,089	792
	China National Chemical Engineering Co. Ltd. Class A	814,400	791
*	China Conch Environment Protection Holdings Ltd.	2,674,915	789
*	China Eastern Airlines Corp. Ltd. Class A	1,192,829	787
	Satellite Chemical Co. Ltd. Class A	460,380	783
	Xiamen Faratronic Co. Ltd. Class A	32,300	782
	Pylon Technologies Co. Ltd.	18,366	780
	Sinomine Resource Group Co. Ltd. Class A	63,200	778
[3]	Angelalign Technology, Inc.	87,567	773
	Ningbo Shanshan Co. Ltd. Class A	314,000	773
	Wuhan Guide Infrared Co. Ltd. Class A	480,843	767
*	Kuang-Chi Technologies Co. Ltd. Class A	322,300	765
*	Topchoice Medical Corp. Class A	45,378	764
		Shares	Market Value• ($000)
	China Molybdenum Co. Ltd. Class A	1,333,091	759
[1,3]	A-Living Smart City Services Co. Ltd.	1,330,040	755
	Sunwoda Electronic Co. Ltd. Class A	235,400	751
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	88,400	751
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,204,200	747
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	742
*	Datang International Power Generation Co. Ltd. Class H	5,821,035	741
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	43,082	741
	Guangzhou Automobile Group Co. Ltd. Class A	476,130	740
	Fu Jian Anjoy Foods Co. Ltd. Class A	40,100	739
*,1	HengTen Networks Group Ltd.	4,703,840	738
[3]	Orient Securities Co. Ltd. Class H	1,962,035	732
*	Air China Ltd. Class A	551,026	732
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	97,720	732
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	94,771	729
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	88,200	724
	Yintai Gold Co. Ltd. Class A	366,940	723
	LB Group Co. Ltd. Class A	340,500	719
	XCMG Construction Machinery Co. Ltd. Class A	1,131,200	718
	Hongfa Technology Co. Ltd. Class A	152,400	718
	China Reinsurance Group Corp. Class H	13,486,206	713
[3]	Joinn Laboratories China Co. Ltd. Class H	218,260	708
	Xiamen C & D Inc. Class A	428,300	705
	Thunder Software Technology Co. Ltd. Class A	52,000	704
	Gemdale Corp. Class A	649,600	699
	Bloomage Biotechnology Corp. Ltd. Class A	47,917	699
*	Yunnan Yuntianhua Co. Ltd.	250,396	692
	GEM Co. Ltd. Class A	677,098	690
	Bank of Jiangsu Co. Ltd. Class A	727,090	690
	Shanxi Meijin Energy Co. Ltd. Class A	571,200	686
	Chengxin Lithium Group Co. Ltd. Class A	115,200	686
		Shares	Market Value• ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	684
	Shanghai RAAS Blood Products Co. Ltd. Class A	917,200	683
	China Greatwall Technology Group Co. Ltd. Class A	442,000	677
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	675
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	674
	Bethel Automotive Safety Systems Co. Ltd. Class A	56,200	672
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,400	667
	Zhejiang Chint Electrics Co. Ltd. Class A	190,493	665
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	61,201	663
	Weihai Guangwei Composites Co. Ltd. Class A	62,200	662
*	Yatsen Holding Ltd. ADR	584,010	660
	JiuGui Liquor Co. Ltd. Class A	47,100	660
*,1	Seazen Group Ltd.	4,109,639	660
	Asymchem Laboratories Tianjin Co. Ltd. Class A	33,740	659
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	656
	Shui On Land Ltd.	7,146,576	655
	Hualan Biological Engineering Inc. Class A	267,864	652
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	108,900	649
	Beijing New Building Materials plc Class A	236,796	645
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,523,300	644
	Ecovacs Robotics Co. Ltd. Class A	80,000	642
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	641
	Rongsheng Petrochemical Co. Ltd. Class A	435,350	640
*	Wens Foodstuffs Group Co. Ltd. Class A	259,880	639
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	445,497	639
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	739,152	638
*	Huaneng Power International Inc. Class A	692,900	637

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	637
*	Shanghai Electric Group Co. Ltd. Class A	1,189,400	634
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	149,200	633
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	13,703	630
	New China Life Insurance Co. Ltd. Class A	195,747	629
	Metallurgical Corp. of China Ltd. Class A	1,588,300	628
*	Lingyi iTech Guangdong Co. Class A	966,500	627
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	37,300	627
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	626
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	624
	Beijing Tiantan Biological Products Corp. Ltd. Class A	218,545	622
	Caitong Securities Co. Ltd. Class A	630,577	619
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	617
	Sinolink Securities Co. Ltd. Class A	564,200	611
	Sun Art Retail Group Ltd.	3,832,500	610
	Zangge Mining Co. Ltd.	163,196	610
*	Jiangxi Special Electric Class A	232,600	609
	Guotai Junan Securities Co. Ltd. Class A	334,700	608
	Angel Yeast Co. Ltd. Class A	121,700	605
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	602
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	601
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	598
	Ningxia Baofeng Energy Group Co. Ltd. Class A	380,300	598
*	TongFu Microelectronics Co. Ltd. Class A	231,000	596
	Nanjing Securities Co. Ltd. Class A	548,000	596
	Sinoma Science & Technology Co. Ltd. Class A	241,600	593
	Jiangsu Yangnong Chemical Co. Ltd. Class A	46,600	590
		Shares	Market Value• ($000)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,103,700	588
	Yunnan Aluminium Co. Ltd. Class A	466,000	586
	Tianshui Huatian Technology Co. Ltd. Class A	483,400	584
	Inspur Electronic Information Industry Co. Ltd. Class A	185,120	584
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	67,667	584
*	Seazen Holdings Co. Ltd. Class A	321,597	582
*,2	China Evergrande Group	3,687,461	581
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	580
	SooChow Securities Co. Ltd. Class A	645,606	580
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	129,800	579
*	Skshu Paint Co. Ltd. Class A	48,420	578
	Keda Industrial Group Co. Ltd.	270,600	578
	China International Capital Corp. Ltd. Class A	120,800	575
	Westone Information Industry Inc. Class A	114,898	573
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	572
	Longshine Technology Group Co. Ltd. Class A	161,400	571
	NavInfo Co. Ltd. Class A	350,596	570
	Hangzhou Lion Electronics Co. Ltd. Class A	96,034	565
	Tongkun Group Co. Ltd. Class A	339,000	564
[3]	Shandong Gold Mining Co. Ltd. Class H	352,116	560
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	560
*	Sichuan New Energy Power Co. Ltd.	216,500	559
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	557
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	132,692	555
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	78,800	554
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	553
	Angang Steel Co. Ltd. Class H	2,658,568	552
		Shares	Market Value• ($000)
	Ingenic Semiconductor Co. Ltd. Class A	59,300	552
*	China Minmetals Rare Earth Co. Ltd. Class A	139,300	552
	Huaibei Mining Holdings Co. Ltd. Class A	309,600	552
	CanSino Biologics Inc. Class A	21,240	552
	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	551
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	19,514	551
	Shengyi Technology Co. Ltd. Class A	288,700	550
*	Youngy Co. Ltd. Class A	36,300	550
	Huadian Power International Corp. Ltd. Class A	733,700	547
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	546
	BTG Hotels Group Co. Ltd. Class A	182,796	545
*	Flat Glass Group Co. Ltd. Class A	116,000	545
	China Baoan Group Co. Ltd. Class A	342,200	543
	Western Securities Co. Ltd. Class A	662,694	543
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,432,590	542
	Songcheng Performance Development Co. Ltd. Class A	342,320	541
	Guoyuan Securities Co. Ltd. Class A	631,751	541
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	539
	Youngor Group Co. Ltd. Class A	655,000	537
	Yangling Metron New Material Inc.	78,900	537
[1]	Agile Group Holdings Ltd.	2,817,881	536
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	534
	Maanshan Iron & Steel Co. Ltd. Class A	1,540,900	533
*	Shanghai Electric Power Co. Ltd. Class A	422,000	531
	Tianjin Guangyu Development Co. Ltd. Class A	292,500	530
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	91,877	529
	Weifu High-Technology Group Co. Ltd. Class B	347,462	528
	Huafon Chemical Co. Ltd. Class A	577,800	528
[1]	Ming Yuan Cloud Group Holdings Ltd.	1,138,000	524

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	iRay Technology Co. Ltd.	7,410	524
	BBMG Corp. Class H	5,067,085	523
[2]	Shimao Group Holdings Ltd.	2,734,246	522
	China Coal Energy Co. Ltd. Class A	431,438	521
	Huaxin Cement Co. Ltd. Class H	599,700	518
*	Zhejiang Century Huatong Group Co. Ltd. Class A	1,017,007	516
	Xiamen Tungsten Co. Ltd. Class A	187,399	516
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	510
	Shenzhen Energy Group Co. Ltd. Class A	651,220	509
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	25,900	508
	Changjiang Securities Co. Ltd. Class A	706,986	506
	Sichuan Yahua Industrial Group Co. Ltd. Class A	137,700	506
	Sichuan Swellfun Co. Ltd. Class A	64,700	503
*,2,3	Evergrande Property Services Group Ltd.	7,876,000	502
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	501
	Sailun Group Co. Ltd. Class A	420,800	501
[1,2]	CIFI Holdings Group Co. Ltd.	7,711,387	499
	By-health Co. Ltd. Class A	207,366	499
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	499
	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	499
	Beijing Shiji Information Technology Co. Ltd. Class A	286,935	498
*	Kingsoft Cloud Holdings Ltd. ADR	195,190	494
	Ovctek China Inc. Class A	120,520	491
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	489
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	489
	First Capital Securities Co. Ltd. Class A	636,700	486
	Hubei Energy Group Co. Ltd. Class A	842,208	484
	Hesteel Co. Ltd. Class A	1,626,300	483
	Fujian Sunner Development Co. Ltd. Class A	160,100	482
	Offshore Oil Engineering Co. Ltd. Class A	749,000	482
		Shares	Market Value• ($000)
	COSCO SHIPPING Development Co. Ltd. Class A	1,440,340	482
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	315,800	478
	Zhejiang China Commodities City Group Co. Ltd. Class A	829,300	477
	Kingfa Sci & Tech Co. Ltd. Class A	358,300	476
	Liaoning Port Co. Ltd. Class A	2,183,500	476
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,372,758	475
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	474
	AVICOPTER plc Class A	78,400	473
	Dongxing Securities Co. Ltd. Class A	442,092	471
	Daan Gene Co. Ltd. Class A	192,016	470
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	470
	Beijing Shougang Co. Ltd. Class A	1,001,600	469
	Do-Fluoride New Materials Co. Ltd. Class A	109,300	467
	Sieyuan Electric Co. Ltd. Class A	101,500	466
*	Li Auto Inc. Class A	67,281	462
	Jafron Biomedical Co. Ltd. Class A	105,984	461
*	Amlogic Shanghai Co. Ltd. Class A	58,527	460
[3]	Everbright Securities Co. Ltd. Class H	848,070	459
	Levima Advanced Materials Corp. Class A	101,600	456
	China National Accord Medicines Corp. Ltd. Class B	212,045	454
	Southwest Securities Co. Ltd. Class A	893,700	454
*	FIH Mobile Ltd.	5,543,303	452
*	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	452
	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	452
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	447
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	445
	3peak Inc.	12,663	445
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	444
	Huafa Industrial Co. Ltd. Zhuhai Class A	379,100	444
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	443
	Guangxi Guiguan Electric Power Co. Ltd. Class A	515,960	443
		Shares	Market Value• ($000)
	Tianma Microelectronics Co. Ltd. Class A	364,666	442
	Bank of Changsha Co. Ltd. Class A	500,900	442
	Eastern Air Logistics Co. Ltd.	210,498	442
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	441
	Jiangsu Cnano Technology Co. Ltd.	33,748	441
	Chengdu Xingrong Environment Co. Ltd. Class A	664,705	440
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	438
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	283,200	437
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	437
	Shenghe Resources Holding Co. Ltd. Class A	237,500	436
	Shanghai Lingang Holdings Corp. Ltd. Class A	277,488	436
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	434
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	433
	Hunan Valin Steel Co. Ltd. Class A	787,000	432
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	484,600	429
	Porton Pharma Solutions Ltd.	73,195	427
	GRG Banking Equipment Co. Ltd. Class A	328,787	425
	Western Mining Co. Ltd. Class A	326,300	425
[1]	Central China Securities Co. Ltd. Class H	3,501,621	424
	Eastroc Beverage Group Co. Ltd. Class A	19,800	421
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	420
	Jointown Pharmaceutical Group Co. Ltd. Class A	241,100	416
*	Ningbo Joyson Electronic Corp. Class A	197,500	416
	Hengyi Petrochemical Co. Ltd. Class A	448,600	413
	Han's Laser Technology Industry Group Co. Ltd. Class A	118,000	411
	Sinoma International Engineering Co. Class A	349,900	411
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	140,570	410

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	410
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	408
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	407
	Xuji Electric Co. Ltd. Class A	166,500	406
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	131,300	405
	Sangfor Technologies Inc. Class A	23,400	404
*	Dada Nexus Ltd. ADR	129,670	401
*	Guangshen Railway Co. Ltd. Class H	3,076,100	400
*	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	400
*	Fangda Carbon New Material Co. Ltd. Class A	485,516	400
	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	399
	Sino-Ocean Group Holding Ltd.	5,999,904	398
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	731,500	397
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	396
	Winning Health Technology Group Co. Ltd. Class A	298,080	396
[3]	Pharmaron Beijing Co. Ltd. Class H	116,118	392
	Unisplendour Corp. Ltd. Class A	166,737	392
*	Shandong Chenming Paper Holdings Ltd. Class H	1,382,798	391
	CECEP Wind-Power Corp. Class A	665,300	391
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	195,900	390
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	389
	CECEP Solar Energy Co. Ltd. Class A	417,380	388
*	Wanda Film Holding Co. Ltd.	279,999	388
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	386
	Shandong Denghai Seeds Co. Ltd. Class A	135,400	386
	Jizhong Energy Resources Co. Ltd. Class A	461,603	384
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,300	384
		Shares	Market Value• ($000)
	Shenzhen Kedali Industry Co. Ltd. Class A	30,400	383
	Tangshan Jidong Cement Co. Ltd. Class A	365,900	381
*	China Zheshang Bank Co. Ltd. Class A	1,001,500	379
[3]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	178,430	377
*	Kaishan Group Co. Ltd. Class A	163,044	374
	Wuchan Zhongda Group Co. Ltd. Class A	654,300	374
*,1	Gome Electrical Appliances Holdings Ltd.	22,878,816	373
	Luxi Chemical Group Co. Ltd. Class A	238,800	373
	Zhefu Holding Group Co. Ltd. Class A	694,800	373
	Raytron Technology Co. Ltd. Class A	57,119	373
	Beijing Roborock Technology Co. Ltd. Class A	11,526	373
	Guolian Securities Co. Ltd. Class A	286,300	367
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	207,783	366
	Shenzhen Gas Corp. Ltd. Class A	408,000	365
	Bank of Guiyang Co. Ltd. Class A	508,200	363
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	362
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	362
*	Shanghai Junshi Biosciences Co. Ltd. Class A	37,033	362
	WUS Printed Circuit Kunshan Co. Ltd. Class A	240,570	359
	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	358
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	358
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	149,700	358
	Tian Di Science & Technology Co. Ltd. Class A	529,200	356
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	354
	Beijing Enlight Media Co. Ltd. Class A	382,000	353
	Dian Diagnostics Group Co. Ltd. Class A	92,200	352
	Zhongji Innolight Co. Ltd. Class A	87,198	350
	China Meheco Co. Ltd. Class A	202,720	350
	China Galaxy Securities Co. Ltd. Class A	282,300	350
		Shares	Market Value• ($000)
*	GCL System Integration Technology Co. Ltd. Class A	775,900	348
	Chongqing Rural Commercial Bank Co. Ltd. Class A	727,900	348
	Yunnan Tin Co. Ltd. Class A	221,500	346
	Huaxin Cement Co. Ltd. Class A	187,800	345
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	345
	Shanghai M&G Stationery Inc. Class A	62,300	345
	Oppein Home Group Inc. Class A	30,762	344
	Xiamen ITG Group Corp. Ltd. Class A	403,400	344
	China Great Wall Securities Co. Ltd. Class A	309,000	343
*	Datang International Power Generation Co. Ltd. Class A	882,200	342
	Financial Street Holdings Co. Ltd. Class A	536,890	341
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	25,600	341
	CNOOC Energy Technology & Services Ltd. Class A	868,100	339
	DHC Software Co. Ltd. Class A	399,300	338
	BBMG Corp. Class A	1,057,400	338
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	337
	Topsec Technologies Group Inc. Class A	218,300	337
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	336
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	268,072	335
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	424,400	335
	Zhejiang Supor Co. Ltd. Class A	60,776	334
	Zhongshan Public Utilities Group Co. Ltd. Class A	374,200	333
	Beijing Originwater Technology Co. Ltd. Class A	516,100	333
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	333
	Inner Mangolia ERDOS Resources Co. Ltd.	189,330	331
	Sealand Securities Co. Ltd. Class A	740,740	330
	Hunan Gold Corp. Ltd. Class A	180,700	328

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	327
	Wanxiang Qianchao Co. Ltd. Class A	479,233	326
	North Industries Group Red Arrow Co. Ltd. Class A	115,200	325
*	Sinopec Oilfield Service Corp. Class H	5,410,803	324
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	131,500	324
	Zhejiang HangKe Technology Inc. Co. Class A	47,174	324
	Goke Microelectronics Co. Ltd. Class A	31,300	324
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	323
	Shanxi Securities Co. Ltd. Class A	455,390	322
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	189,700	321
	Oriental Energy Co. Ltd. Class A	283,300	319
*	Shenzhen MTC Co. Ltd. Class A	671,146	318
*	STO Express Co. Ltd. Class A	207,099	318
	CNPC Capital Co. Ltd. Class A	516,091	318
	Bank of Chengdu Co. Ltd. Class A	169,900	317
[3]	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	317
	Glarun Technology Co. Ltd. Class A	159,000	317
	Huagong Tech Co. Ltd. Class A	137,159	316
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	166,100	314
	Lianhe Chemical Technology Co. Ltd. Class A	121,610	313
	Livzon Pharmaceutical Group Inc. Class A	64,500	312
	Hefei Meiya Optoelectronic Technology Inc. Class A	95,810	312
	Beijing Sinnet Technology Co. Ltd. Class A	261,100	310
	Xinjiang Tianshan Cement Co. Ltd. Class A	293,400	310
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	417,500	308
*	OFILM Group Co. Ltd. Class A	479,400	308
	Zhejiang Hailiang Co. Ltd. Class A	193,600	308
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,800	308
		Shares	Market Value• ($000)
	Lao Feng Xiang Co. Ltd. Class A	58,369	307
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	305
*	Zhihu Inc. ADR	308,421	305
	Yunda Holding Co. Ltd. Class A	167,770	304
	Bright Dairy & Food Co. Ltd. Class A	234,200	304
	Laobaixing Pharmacy Chain JSC Class A	62,608	302
	China South Publishing & Media Group Co. Ltd. Class A	230,100	301
	Shanghai Construction Group Co. Ltd. Class A	851,600	300
	Harbin Boshi Automation Co. Ltd. Class A	142,800	299
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	299
	Yunnan Copper Co. Ltd. Class A	197,000	298
	Angang Steel Co. Ltd. Class A	884,100	298
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	298
	CGN Power Co. Ltd. Class A	818,000	296
	Addsino Co. Ltd. Class A	205,500	295
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	745,732	294
	Wolong Electric Group Co. Ltd. Class A	172,500	294
	Zheshang Securities Co. Ltd. Class A	209,900	293
	Zhejiang Dingli Machinery Co. Ltd. Class A	47,554	293
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	292
	Kunlun Tech Co. Ltd. Class A	162,600	291
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	291
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	291
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	112,083	290
	Joinn Laboratories China Co. Ltd. Class A	37,020	290
	Zhejiang Crystal-Optech Co. Ltd. Class A	174,796	289
	Shenzhen Sunway Communication Co. Ltd. Class A	125,300	288
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	128,727	287
		Shares	Market Value• ($000)
*	Beijing Jetsen Technology Co. Ltd. Class A	473,700	286
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	286
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	286
	Qingdao TGOOD Electric Co. Ltd. Class A	137,700	283
	FAW Jiefang Group Co. Ltd. Class A	296,300	283
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	282
	Northeast Securities Co. Ltd. Class A	324,100	282
	Zhongtai Securities Co. Ltd. Class A	321,300	281
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	433,900	280
*	Bank of Zhengzhou Co. Ltd. Class A	889,401	278
	Shanghai Rural Commercial Bank Co. Ltd.	382,189	278
	TangShan Port Group Co. Ltd. Class A	801,200	276
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	275
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	273
	Huaxi Securities Co. Ltd. Class A	270,300	273
	Taiji Computer Corp. Ltd. Class A	73,298	272
	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	272
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	271
	Shandong Humon Smelting Co. Ltd. Class A	212,176	270
	Bank of Qingdao Co. Ltd. Class A	636,280	269
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	268
	LianChuang Electronic Technology Co. Ltd. Class A	145,110	268
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	268
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	268
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	267
	Newland Digital Technology Co. Ltd. Class A	140,399	265
*	Sinopec Oilfield Service Corp. Class A	1,051,000	265

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Chinalin Securities Co. Ltd. Class A	141,500	265
	China CITIC Bank Corp. Ltd. Class A	441,035	262
*	Yifan Pharmaceutical Co. Ltd. Class A	174,100	261
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	261
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	322,500	260
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	260
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	260
*,1,3	Shimao Services Holdings Ltd.	1,611,000	259
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	220,300	258
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	257
	Shandong Hi-speed Co. Ltd. Class A	338,700	255
	Leyard Optoelectronic Co. Ltd. Class A	328,500	254
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	156,497	253
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	31,883	253
	Perfect World Co. Ltd. Class A	161,300	252
	East Group Co. Ltd. Class A	263,800	251
*	Guosheng Financial Holding Inc. Class A	244,600	251
	Shanghai Environment Group Co. Ltd. Class A	207,870	250
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	250
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	249
	Shanghai Huayi Group Co. Ltd. Class B	421,647	248
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,400	248
	Beijing E-Hualu Information Technology Co. Ltd. Class A	109,600	247
	Sinotrans Ltd. Class A	502,200	245
	Shenzhen Airport Co. Ltd. Class A	282,616	245
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	245
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	27,397	244
		Shares	Market Value• ($000)
	Intco Medical Technology Co. Ltd. Class A	83,610	244
	CNGR Advanced Material Co. Ltd. Class A	24,454	243
[1,3]	China East Education Holdings Ltd.	765,303	241
*	Montnets Cloud Technology Group Co. Ltd. Class A	155,700	241
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	239
	CMST Development Co. Ltd. Class A	379,200	239
	Guangdong Golden Dragon Development Inc. Class A	136,800	238
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	238
	Beijing Capital Development Co. Ltd. Class A	340,513	238
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	156,400	237
[3]	Sunac Services Holdings Ltd.	1,306,666	230
	Chongqing Water Group Co. Ltd. Class A	330,700	230
	Fujian Funeng Co. Ltd. Class A	155,800	229
*	Hytera Communications Corp. Ltd. Class A	316,800	229
*	Tibet Summit Resources Co. Ltd. Class A	79,600	228
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	296,885	227
*	Kwg Group Holdings Ltd.	2,332,832	226
	Juewei Food Co. Ltd. Class A	34,894	226
	Shennan Circuits Co. Ltd. Class A	21,938	226
	Shanghai AJ Group Co. Ltd. Class A	315,233	225
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	223
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	223
	Wangsu Science & Technology Co. Ltd. Class A	300,300	222
	Valiant Co. Ltd. Class A	115,600	220
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	218
*	Juneyao Airlines Co. Ltd. Class A	114,366	215
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	545,300	215
	Rockchip Electronics Co. Ltd. Class A	24,000	215
		Shares	Market Value• ($000)
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	214
	Caida Securities Co. Ltd.	215,500	214
*	Lakala Payment Co. Ltd. Class A	106,100	213
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	211
*	Greattown Holdings Ltd. Class A	487,700	210
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	127,991	210
	Autohome Inc. Class A	31,424	210
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	209
	Luenmei Quantum Co. Ltd. Class A	244,900	209
*	Tuya Inc. ADR	233,878	209
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	41,644	208
	Inmyshow Digital Technology Group Co. Ltd. Class A	252,000	208
	Zhejiang Medicine Co. Ltd. Class A	131,900	207
	Huali Industrial Group Co. Ltd. Class A	37,300	207
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	206
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	206
	Shanying International Holding Co. Ltd. Class A	647,200	206
*	Leo Group Co. Ltd. Class A	873,400	205
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	229,800	204
	C&S Paper Co. Ltd. Class A	158,800	204
	People.cn Co. Ltd. Class A	155,681	204
*	Guangdong Electric Power Development Co. Ltd. Class A	341,100	204
	Shanghai Bailian Group Co. Ltd. Class B	308,716	203
[3]	Qingdao Port International Co. Ltd. Class H	476,433	200
	NSFOCUS Technologies Group Co. Ltd. Class A	128,395	199
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	199
	Shanghai Baosight Software Co. Ltd.	34,100	199
	All Winner Technology Co. Ltd. Class A	73,720	198
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	197
	Keboda Technology Co. Ltd. Class A	24,000	197

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	314,900	197
	Weifu High-Technology Group Co. Ltd. Class A	82,500	195
	ORG Technology Co. Ltd. Class A	296,500	193
	NanJi E-Commerce Co. Ltd. Class A	314,099	192
	Joyoung Co. Ltd. Class A	95,700	191
	Winner Medical Co. Ltd. Class A	21,100	191
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	157,100	188
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,880	187
	Tianshan Aluminum Group Co. Ltd. Class A	218,800	187
*	An Hui Wenergy Co. Ltd. Class A	291,400	186
	Huapont Life Sciences Co. Ltd. Class A	257,600	186
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	186
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	185
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	185
	BOC International China Co. Ltd. Class A	127,700	185
*	Zhejiang Wanliyang Co. Ltd. Class A	177,600	183
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	381,181	183
*	Trip.com Group Ltd.	8,152	183
	Zhejiang Runtu Co. Ltd. Class A	181,405	182
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	181
	Skyworth Digital Co. Ltd. Class A	88,700	181
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	180
	Shaanxi International Trust Co. Ltd. Class A	446,000	176
	Shenzhen Jinjia Group Co. Ltd. Class A	178,500	176
	JL Mag Rare-Earth Co. Ltd. Class A	41,200	175
	Dongguan Development Holdings Co. Ltd. Class A	145,600	175
	Suning Universal Co. Ltd. Class A	420,023	174
*	Deppon Logistics Co. Ltd. Class A	73,700	174
	Bank of Suzhou Co. Ltd. Class A	184,760	174
		Shares	Market Value• ($000)
	China World Trade Center Co. Ltd. Class A	93,200	174
	Camel Group Co. Ltd. Class A	148,270	174
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	169
*	China TransInfo Technology Co. Ltd. Class A	137,600	169
*	Jinke Properties Group Co. Ltd. Class A	684,000	167
*	Offcn Education Technology Co. Ltd. Class A	277,400	166
	KingClean Electric Co. Ltd. Class A	35,714	161
*	Jiajiayue Group Co. Ltd. Class A	121,900	161
[3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	257,236	161
	Xiangcai Co. Ltd. Class A	182,700	161
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	292,200	160
	Suofeiya Home Collection Co. Ltd. Class A	83,100	159
*	Wonders Information Co. Ltd.	133,000	159
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	159
	ADAMA Ltd. Class A	134,900	158
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	157
	Easyhome New Retail Group Co. Ltd.Class A	323,400	157
	Central China Securities Co. Ltd. Class A	316,700	156
	Chengdu XGimi Technology Co. Ltd. Class A	6,844	156
	Jiangsu Expressway Co. Ltd. Class A	152,175	155
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	155
	Bluestar Adisseo Co. Class A	133,700	155
	Beijing Ultrapower Software Co. Ltd. Class A	254,000	152
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	151
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	150
*	Ourpalm Co. Ltd. Class A	375,000	150
	Maccura Biotechnology Co. Ltd. Class A	55,900	149
		Shares	Market Value• ($000)
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	147
*	Holitech Technology Co. Ltd. Class A	399,600	145
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	145
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	511,300	143
	China International Marine Containers Group Co. Ltd. Class A	155,340	142
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	142
	Shenzhen Expressway Corp. Ltd. Class A	126,300	142
	BGI Genomics Co. Ltd. Class A	18,391	140
*	Jiangsu Guoxin Corp. Ltd. Class A	176,345	139
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	138
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	137
	Chongqing Department Store Co. Ltd. Class A	50,200	137
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	136
	Hangzhou Shunwang Technology Co. Ltd. Class A	97,400	134
*	Guangshen Railway Co. Ltd. Class A	505,300	133
	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	130
*	Shenzhen Infogem Technologies Co. Ltd. Class A	96,688	129
	Guangdong South New Media Co. Ltd. Class A	29,300	128
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	128
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	127
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	446,370	127
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	25,500	124
*	Yango Group Co. Ltd. Class A	522,797	121
	Sinosoft Co. Ltd. Class A	28,393	121
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	120
	Liuzhou Iron & Steel Co. Ltd. Class A	255,900	119
	Shandong Publishing & Media Co. Ltd. Class A	145,100	118
*	Shanghai Shimao Co. Ltd. Class A	394,194	118

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Youzu Interactive Co. Ltd. Class A	108,800	116
	Digital China Information Service Co. Ltd. Class A	72,800	116
	Shenzhen Aisidi Co. Ltd. Class A	83,700	115
*	Blue Sail Medical Co. Ltd. Class A	99,100	112
	Qingdao Rural Commercial Bank Corp. Class A	289,500	110
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	110
	Double Medical Technology Inc. Class A	19,400	108
	Qinhuangdao Port Co. Ltd. Class A	294,000	106
	Visual China Group Co. Ltd. Class A	75,600	105
	Opple Lighting Co. Ltd. Class A	47,874	103
	Autel Intelligent Technology Corp. Ltd. Class A	18,295	100
	Toly Bread Co. Ltd. Class A	63,879	99
*	Jointo Energy Investment Co. Ltd. Hebei Class A	140,800	99
*	Alpha Group Class A	166,500	99
	Transfar Zhilian Co. Ltd. Class A	144,000	98
	Sichuan Teway Food Group Co. Ltd. Class A	24,960	96
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	95
	China Merchants Port Group Co. Ltd. Class A	48,600	93
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	92
	Xinfengming Group Co. Ltd. Class A	81,300	91
	Maanshan Iron & Steel Co. Ltd. Class H	552,000	89
	Anker Innovations Technology Co. Ltd. Class A	12,000	89
	Jiangling Motors Corp. Ltd. Class B	105,836	88
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	85
*	Oceanwide Holdings Co. Ltd. Class A	516,700	80
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	78
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	74
	Jiangling Motors Corp. Ltd. Class A	37,254	72
	Sansure Biotech Inc. Class A	20,483	72
	Anhui Expressway Co. Ltd. Class A	76,200	70
	Xiamen Intretech Inc. Class A	26,180	62
		Shares	Market Value• ($000)
	Red Star Macalline Group Corp. Ltd. Class A	107,580	62
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,660	52
	China West Construction Group Co. Ltd. Class A	50,600	46
	Three Squirrels Inc. Class A	18,000	42
*,2	Sunac China Holdings Ltd.	6,343,141	40
*	Shandong Chenming Paper Holdings Ltd. Class A	61,800	40
	Contec Medical Systems Co. Ltd. Class A	11,700	39
	CSG Holding Co. Ltd. Class A	30,500	29
	Bengang Steel Plates Co. Ltd. Class A	60,500	23
*,2	Tianhe Chemicals Group Ltd.	3,538,329	—
	Huazhu Group Ltd.	20	—
			3,166,113
Colombia (0.1%)
	Bancolombia SA ADR	245,847	6,237
	Bancolombia SA	510,692	3,671
	Interconexion Electrica SA ESP	881,688	3,440
	Ecopetrol SA	5,845,448	2,900
	Ecopetrol SA ADR	190,678	1,880
	Grupo de Inversiones Suramericana SA	213,891	1,724
	Grupo Aval Acciones y Valores SA Preference Shares	8,114,368	887
	Cementos Argos SA	957,931	646
*,2	Bac Holding International Co.	10,737,978	427
	Grupo De Inversiones Suramericana SA Preference Shares	120,088	332
	Bancolombia SA Preference Shares	11,063	70
	Grupo Aval Acciones y Valores SA ADR	21,896	49
	Cementos Argos SA Preference Shares	105,809	48
			22,311
Cyprus (0.0%)
*	Galaxy Cosmos Mezz plc	157,145	25
*	Sunrisemezz plc	159,183	13
			38
Czech Republic (0.0%)
	CEZ A/S	322,963	10,555
	Komercni banka A/S	149,937	4,294
[3]	Moneta Money Bank A/S	670,223	1,955
	Philip Morris CR A/S	812	543
	Colt CZ Group SE	13,414	298
			17,645
Denmark (1.6%)
	Novo Nordisk A/S Class B	3,183,696	346,167
	DSV A/S	381,190	51,510
*	Genmab A/S	133,493	51,423
	Vestas Wind Systems A/S	2,048,037	40,374
[3]	Orsted A/S	383,847	31,670
		Shares	Market Value• ($000)
	Coloplast A/S Class B	270,714	30,177
	Carlsberg A/S Class B	189,057	22,261
	AP Moller - Maersk A/S Class B	10,469	21,872
	Danske Bank A/S	1,340,232	21,619
	Novozymes A/S Class B	405,062	21,262
	Tryg A/S	726,521	15,714
	AP Moller - Maersk A/S Class A	5,997	11,998
	Chr Hansen Holding A/S	208,394	11,574
	Pandora A/S	179,771	9,457
	Royal Unibrew A/S	100,064	5,716
	GN Store Nord A/S	255,740	5,435
*	Demant A/S	195,186	5,330
	SimCorp A/S	79,825	4,766
	ROCKWOOL International A/S Class B	12,380	2,465
	H Lundbeck A/S	466,116	1,744
*	H Lundbeck A/S Class A	124,308	422
			712,956
Egypt (0.0%)
	Commercial International Bank Egypt SAE	4,448,198	5,962
	Egypt Kuwait Holding Co. SAE	1,061,559	1,166
	Eastern Co. SAE	1,948,852	960
	Egypt Kuwait Holding Co. SAE (XCAI)	554,619	642
	Telecom Egypt Co.	732,337	555
			9,285
Finland (0.9%)
	Nokia OYJ	11,485,696	51,042
	Nordea Bank Abp	5,225,418	49,916
	Sampo OYJ Class A	995,628	45,528
	Neste OYJ	846,672	37,108
	UPM-Kymmene OYJ	1,085,457	36,490
	Kone OYJ Class B	798,693	32,703
	Nordea Bank Abp (XHEL)	2,079,980	19,878
	Stora Enso OYJ Class R	1,166,861	15,215
	Elisa OYJ	291,310	14,078
	Fortum OYJ	874,691	12,311
	Kesko OYJ Class B	549,691	10,697
	Orion OYJ Class B	210,539	9,689
	Metso Outotec OYJ	1,238,802	9,401
	Valmet OYJ	333,871	7,593
	Wartsila OYJ Abp	994,231	6,778
	Huhtamaki OYJ	185,813	6,678
	Kojamo OYJ	396,512	5,160
			370,265
France (6.8%)
	LVMH Moet Hennessy Louis Vuitton SE	506,986	319,906
	TotalEnergies SE	4,814,949	262,672
	Sanofi	2,216,843	190,777
	Schneider Electric SE	1,081,367	136,746
	Airbus SE	1,134,955	122,806
	BNP Paribas SA	2,176,838	102,080
	EssilorLuxottica SA	605,765	95,789
	AXA SA	3,762,796	92,922
	Vinci SA	1,009,618	92,922
	L'Oreal SA Loyalty Shares	290,348	91,171
	Hermes International	63,007	81,555
	Air Liquide SA Loyalty Shares	622,273	81,402

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Safran SA	708,504	78,906
	Pernod Ricard SA	416,612	73,120
	Kering SA	148,393	67,958
	Danone SA	1,238,694	61,563
	Capgemini SE	325,450	53,338
	L'Oreal SA (XPAR)	153,004	48,044
	Air Liquide SA (XPAR)	357,829	46,809
	Dassault Systemes SE	1,359,235	45,560
	Legrand SA	544,106	41,463
	STMicroelectronics NV	1,290,941	40,140
	Cie de Saint-Gobain	935,180	38,231
	Orange SA	3,891,981	37,082
	Cie Generale des Etablissements Michelin SCA	1,425,159	36,319
	Societe Generale SA	1,542,242	35,375
	Teleperformance	118,224	31,676
	Veolia Environnement SA	1,268,363	28,305
	Thales SA	205,216	26,099
	Edenred	505,723	25,927
	Publicis Groupe SA	460,366	25,783
	Engie SA Loyalty Shares	1,983,397	25,771
	Credit Agricole SA	2,462,442	22,343
*,3	Worldline SA	496,956	21,690
	Carrefour SA	1,202,549	19,356
	L'Oreal SA	57,973	18,204
	Eurofins Scientific SE	249,132	15,948
	Sartorius Stedim Biotech	48,936	15,529
	Engie SA (XPAR)	1,175,640	15,276
	Getlink SE	928,510	14,693
	Bureau Veritas SA	578,911	14,322
	Eiffage SA	150,273	13,588
	Alstom SA	615,372	12,665
	Bouygues SA	428,955	12,239
*	Renault SA	391,947	12,068
	Vivendi SE	1,419,851	11,621
[3]	Euronext NV	164,716	10,454
	Arkema SA	131,924	10,440
	Bollore SE	1,996,261	9,984
	Gecina SA	105,311	9,389
*	Accor SA	372,886	8,935
	EDF Loyalty Shares 2024	739,809	8,737
	Rexel SA	487,510	8,700
	Valeo	491,067	8,089
	Remy Cointreau SA	51,075	7,811
*	Aeroports de Paris	57,755	7,810
	BioMerieux	87,999	7,786
	Klepierre SA	382,311	7,684
	Ipsen SA	70,108	7,205
	Dassault Aviation SA	47,568	7,065
*	SOITEC	50,681	6,489
	Electricite de France SA (XPAR)	537,889	6,352
	Sodexo SA ACT Loyalty Shares	71,094	6,298
[3]	La Francaise des Jeux SAEM	173,701	5,661
	Covivio	104,645	5,603
[3]	Amundi SA	115,416	5,445
*	Ubisoft Entertainment SA	190,707	5,232
	Sodexo SA (XPAR)	56,724	5,025
	Air Liquide SA	36,120	4,725
	SCOR SE	305,647	4,596
	Wendel SE	57,422	4,496
*	Faurecia SE (XPAR)	288,501	4,307
		Shares	Market Value• ($000)
	Sodexo SA Loyalty Shares 2025	38,129	3,378
	Eurazeo SA	54,926	3,134
[3]	Neoen SA (XPAR)	88,431	3,085
	Air Liquide	23,500	3,074
	ICADE	64,565	2,402
	SEB SA Loyalty Shares	36,167	2,355
	Eurazeo SE	40,347	2,302
*	JCDecaux SA	143,042	1,806
*	Euroapi SA	97,179	1,701
[3]	ALD SA	157,710	1,683
	Somfy SA	15,168	1,616
	Engie SA	122,657	1,594
	SEB SA (XPAR)	20,219	1,316
	Engie SA Prime Fidelite 2023	95,379	1,239
	Cie de L'Odet SE	746	891
*	Sodexo SA Loyalty Shares 2026	6,296	558
*	Faurecia SE	35,299	526
	Sodexo SA	5,047	447
	Seb SA	2,241	146
	Eurazeo SE (XPAR)	1,811	103
	SEB SA Loyalty Shares 2023	1,260	82
			2,975,515
Germany (4.9%)
	SAP SE	2,256,616	217,206
	Siemens AG (Registered)	1,536,448	167,794
	Allianz SE (Registered)	828,507	149,052
	Deutsche Telekom AG (Registered)	6,886,877	129,993
	Bayer AG (Registered)	2,002,511	105,294
	Mercedes-Benz Group AG	1,711,266	99,051
	BASF SE	1,863,954	83,637
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	285,391	75,336
	Deutsche Post AG (Registered)	1,969,275	69,614
	Infineon Technologies AG	2,656,947	64,472
	Deutsche Boerse AG	373,986	60,818
	Volkswagen AG Preference Shares	403,475	51,645
	Bayerische Motoren Werke AG	646,718	50,762
	RWE AG	1,283,690	49,416
	Merck KGaA	263,470	42,936
	Deutsche Bank AG (Registered)	4,126,061	39,329
	E.ON SE	4,512,601	37,788
	Vonovia SE	1,622,817	35,881
	adidas AG	342,314	33,415
	Symrise AG Class A	265,684	27,119
[3]	Siemens Healthineers AG	563,885	25,833
*	Daimler Truck Holding AG	855,614	22,821
	Henkel AG & Co. KGaA Preference Shares	352,891	22,232
	Hannover Rueck SE	122,279	19,898
	Beiersdorf AG	202,836	19,471
	MTU Aero Engines AG	108,474	19,412
*	QIAGEN NV	448,429	19,365
	Brenntag SE	315,517	19,144
		Shares	Market Value• ($000)
	Fresenius SE & Co. KGaA	829,290	19,085
	Sartorius AG Preference Shares	49,381	17,411
*	Commerzbank AG	2,121,548	16,951
	Rheinmetall AG	88,689	14,417
	HeidelbergCement AG	293,828	13,512
*,3	Delivery Hero SE	388,401	12,782
[3]	Covestro AG	361,062	12,257
	GEA Group AG	331,407	11,584
	Fresenius Medical Care AG & Co. KGaA	414,743	11,472
	Continental AG	220,433	11,417
	Henkel AG & Co. KGaA	194,146	11,397
	Volkswagen AG	63,773	10,901
*,3	Zalando SE	447,358	10,311
[1]	Siemens Energy AG	874,741	10,197
	LEG Immobilien SE (XETR)	150,994	9,858
	Bayerische Motoren Werke AG Preference Shares	127,874	9,430
	Puma SE	203,390	8,992
	Carl Zeiss Meditec AG (Bearer)	74,246	8,987
*	Deutsche Lufthansa AG (Registered)	1,240,439	8,481
[3]	Scout24 SE	159,004	8,148
	Evonik Industries AG	388,787	7,162
*	HelloFresh SE	333,499	6,666
*	Evotec SE	319,770	6,099
	Knorr-Bremse AG	134,425	6,052
	LANXESS AG	177,947	6,018
	Bechtle AG	166,419	5,749
*	CTS Eventim AG & Co. KGaA	118,717	5,667
	Rational AG	9,630	5,428
	Nemetschek SE	111,261	5,305
	Vantage Towers AG	188,402	5,299
*	thyssenkrupp AG	1,001,489	5,272
	Aroundtown SA	2,183,019	4,327
	United Internet AG (Registered)	227,369	4,250
	FUCHS PETROLUB SE Preference Shares	143,341	4,105
	Talanx AG	107,097	4,022
	Telefonica Deutschland Holding AG	1,778,892	3,876
	Hella GmbH & Co. KGaA	46,673	3,644
	Sixt SE	38,360	3,598
	Wacker Chemie AG	30,837	3,590
	KION Group AG	156,965	3,480
*	Fraport AG Frankfurt Airport Services Worldwide	71,445	2,753
	RTL Group SA	75,999	2,580
	HOCHTIEF AG	42,772	2,272
*	METRO AG	270,493	2,063
	Deutsche Wohnen SE	97,797	1,973
[3]	DWS Group GmbH & Co. KGaA	67,123	1,815
	FUCHS PETROLUB SE	68,592	1,654
	Sartorius AG	5,583	1,646
	Fielmann AG	47,968	1,528
*	SUSE SA	77,136	1,363
	Traton SE	100,672	1,255
	1&1 AG	88,732	1,169

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sixt SE Preference Shares	15,557	906
[1]	Varta AG	27,624	740
[1]	Uniper SE	170,667	511
			2,120,161
Greece (0.1%)
	Hellenic Telecommunications Organization SA	452,449	7,105
*	Eurobank Ergasias Services and Holdings SA	5,152,566	5,087
	OPAP SA	369,092	4,523
*	Alpha Services and Holdings SA	4,351,036	4,029
*	National Bank of Greece SA	1,110,359	4,023
	Mytilineos SA	206,806	3,468
	JUMBO SA	232,031	3,296
*	Public Power Corp. SA	432,741	2,732
	Terna Energy SA	108,095	2,009
	Motor Oil Hellas Corinth Refineries SA	114,884	1,974
*	Piraeus Financial Holdings SA	1,194,832	1,473
	GEK Terna Holding Real Estate Construction SA	101,982	971
	Hellenic Petroleum SA	123,008	841
*	LAMDA Development SA	132,967	806
	Athens Water Supply & Sewage Co. SA	71,927	512
	Viohalco SA	126,541	475
	Autohellas Tourist and Trading SA	37,932	424
*	Aegean Airlines SA	76,910	380
	Sarantis SA	58,908	369
	Holding Co. ADMIE IPTO SA	201,766	334
*	Ellaktor SA	165,836	285
	Quest Holdings SA	49,530	197
*,2	FF Group	60,219	—
			45,313
Hong Kong (1.7%)
	AIA Group Ltd.	24,324,011	184,249
	Hong Kong Exchanges & Clearing Ltd.	2,583,655	68,580
	Sun Hung Kai Properties Ltd.	2,894,994	31,111
	CK Hutchison Holdings Ltd.	5,433,599	27,048
	Link REIT	4,302,425	25,430
	Techtronic Industries Co. Ltd.	2,673,774	25,317
	BOC Hong Kong Holdings Ltd.	7,309,030	22,711
	CLP Holdings Ltd.	3,337,871	22,403
	CK Asset Holdings Ltd.	4,027,938	22,269
	Hang Seng Bank Ltd.	1,470,337	20,699
	Galaxy Entertainment Group Ltd.	4,392,061	20,066
	Jardine Matheson Holdings Ltd.	400,932	18,470
	Hong Kong & China Gas Co. Ltd.	22,003,110	16,959
	Power Assets Holdings Ltd.	2,770,904	13,249
	MTR Corp. Ltd.	2,900,172	12,761
	Wharf Real Estate Investment Co. Ltd.	3,156,420	12,437
	Lenovo Group Ltd.	15,226,809	12,169
		Shares	Market Value• ($000)
	Hongkong Land Holdings Ltd.	2,267,354	8,729
*	Sands China Ltd.	4,875,104	8,523
[3]	WH Group Ltd.	15,948,502	8,054
	Sino Land Co. Ltd.	7,426,520	7,930
[3]	Budweiser Brewing Co. APAC Ltd.	3,440,633	7,242
	Wharf Holdings Ltd.	2,481,643	7,106
[3]	ESR Cayman Ltd.	4,134,914	7,052
	Swire Pacific Ltd. Class A	1,049,852	6,964
	Henderson Land Development Co. Ltd.	2,623,302	6,423
	Chow Tai Fook Jewellery Group Ltd.	3,629,097	6,213
	New World Development Co. Ltd.	2,864,554	5,859
	Want Want China Holdings Ltd.	8,832,807	5,802
*,3	Samsonite International SA	2,650,303	5,694
	CK Infrastructure Holdings Ltd.	1,192,059	5,663
	Xinyi Glass Holdings Ltd.	4,119,583	5,294
	PRADA SpA	1,035,835	4,719
	Hang Lung Properties Ltd.	3,729,140	4,691
	Swire Properties Ltd.	2,082,092	4,002
	SITC International Holdings Co. Ltd.	2,423,534	3,969
	Orient Overseas International Ltd.	265,000	3,873
	ASM Pacific Technology Ltd.	628,200	3,455
	PCCW Ltd.	8,279,776	3,163
[3]	BOC Aviation Ltd.	419,326	2,806
*	Vitasoy International Holdings Ltd.	1,612,957	2,754
	Hysan Development Co. Ltd.	1,222,877	2,665
*,1	AAC Technologies Holdings Inc.	1,397,837	2,561
	Hang Lung Group Ltd.	1,876,040	2,433
	L'Occitane International SA	922,855	2,266
	NWS Holdings Ltd.	2,946,079	2,089
[3]	Js Global Lifestyle Co. Ltd.	2,505,091	2,018
	Kerry Properties Ltd.	1,222,233	1,933
*,1	Cathay Pacific Airways Ltd.	2,037,730	1,848
	Bank of East Asia Ltd.	1,863,452	1,786
	VTech Holdings Ltd.	332,020	1,767
	Swire Pacific Ltd. Class B	1,713,588	1,766
	Man Wah Holdings Ltd.	3,034,853	1,693
*	HUTCHMED China Ltd.	965,500	1,622
	United Energy Group Ltd.	15,262,205	1,477
*	SJM Holdings Ltd.	4,726,143	1,475
	Yue Yuen Industrial Holdings Ltd.	1,375,824	1,399
*	NagaCorp Ltd.	2,956,536	1,348
	Dairy Farm International Holdings Ltd.	599,214	1,343
*	Shangri-La Asia Ltd.	2,180,616	1,207
	First Pacific Co. Ltd.	4,527,139	1,199
	Champion REIT	3,968,530	1,188
*,1	Wynn Macau Ltd.	2,899,320	1,156
		Shares	Market Value• ($000)
*,1	MMG Ltd.	4,931,627	973
[1]	Huabao International Holdings Ltd.	1,942,849	895
	Nexteer Automotive Group Ltd.	1,648,541	892
	Kerry Logistics Network Ltd.	532,965	846
*	Melco International Development Ltd.	1,601,675	838
*	China Travel International Investment Hong Kong Ltd.	5,292,794	822
	Cafe de Coral Holdings Ltd.	656,419	766
	Johnson Electric Holdings Ltd.	725,143	747
*,1	MGM China Holdings Ltd.	1,545,323	622
	Dah Sing Financial Holdings Ltd.	289,449	573
	Dah Sing Banking Group Ltd.	762,105	454
*	Haitong International Securities Group Ltd.	5,646,751	410
*	China Com Rich Rene Ene Invest	14,742,000	364
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,662,363	353
	Guotai Junan International Holdings Ltd.	4,617,212	329
*,1,3	FIT Hon Teng Ltd.	2,639,242	309
*,2	Brightoil	3,241,567	83
*,2	Huishan Dairy	5,503,795	—
			740,423
Hungary (0.1%)
	OTP Bank Nyrt	467,352	10,196
	Richter Gedeon Nyrt	281,161	5,561
	MOL Hungarian Oil & Gas plc	727,471	4,368
	Magyar Telekom Telecommunications plc	694,052	498
			20,623
Iceland (0.0%)
	Marel HF	394,078	1,379
[3]	Arion Banki HF	932,596	1,044
	Islandsbanki HF	727,376	645
*	Kvika banki HF	2,737,825	363
	Hagar HF	703,892	352
	Eimskipafelag Islands HF	86,265	327
	Reitir fasteignafelag HF	495,952	316
	Siminn HF	3,810,000	299
	Festi HF	211,082	278
*	Icelandair Group HF	13,843,541	180
			5,183
India (4.8%)
	Reliance Industries Ltd.	4,166,411	128,562
	Housing Development Finance Corp. Ltd.	3,566,024	106,620
[3]	Reliance Industries Ltd. GDR	1,334,949	81,549
	Tata Consultancy Services Ltd.	2,072,931	79,999
	Infosys Ltd. ADR	3,988,577	74,706
	Infosys Ltd.	3,428,461	63,900

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hindustan Unilever Ltd.	1,802,114	55,602
	Axis Bank Ltd.	4,621,425	50,681
	Bharti Airtel Ltd (XNSE)	4,814,842	48,422
	Bajaj Finance Ltd.	479,882	41,481
	ICICI Bank Ltd.	3,179,082	34,955
	Asian Paints Ltd.	917,573	34,540
	Larsen & Toubro Ltd.	1,399,798	34,271
	Maruti Suzuki India Ltd.	268,783	30,988
	Mahindra & Mahindra Ltd.	1,870,335	30,526
	Titan Co. Ltd.	846,329	28,240
	HCL Technologies Ltd.	2,197,949	27,669
	Sun Pharmaceutical Industries Ltd.	2,209,028	27,142
	ITC Ltd.	6,011,579	25,347
	Adani Total Gas Ltd.	564,521	24,568
	Adani Enterprises Ltd.	556,110	22,508
*	Adani Transmission Ltd.	515,216	20,864
*	Adani Green Energy Ltd.	809,679	20,587
	Tata Steel Ltd.	16,560,113	20,311
	UltraTech Cement Ltd.	232,631	18,899
	NTPC Ltd.	9,019,901	18,882
	State Bank of India GDR (Registered)	270,365	18,582
*	Tata Motors Ltd.	3,617,834	18,114
	Nestle India Ltd.	72,657	17,892
	Power Grid Corp. of India Ltd.	6,388,417	17,626
	JSW Steel Ltd.	2,036,620	16,594
	Grasim Industries Ltd.	780,708	16,274
	Adani Ports & Special Economic Zone Ltd.	1,615,977	16,091
	Bajaj Finserv Ltd.	776,698	15,849
*,3	Avenue Supermarts Ltd.	302,386	15,793
	Tech Mahindra Ltd.	1,227,370	15,785
	Cipla Ltd.	1,040,491	14,680
	Hindalco Industries Ltd.	2,875,996	14,090
	Eicher Motors Ltd.	282,455	13,161
[3]	SBI Life Insurance Co. Ltd.	855,814	13,115
[3]	HDFC Life Insurance Co. Ltd.	1,970,903	12,880
	Oil & Natural Gas Corp. Ltd.	7,494,154	12,106
	Tata Consumer Products Ltd.	1,229,946	11,453
	Coal India Ltd.	3,843,616	11,410
	Divi's Laboratories Ltd.	256,606	11,193
	Apollo Hospitals Enterprise Ltd.	202,324	11,048
	Britannia Industries Ltd.	241,695	11,005
	Pidilite Industries Ltd.	308,805	9,657
	UPL Ltd.	1,072,058	9,464
	Dr. Reddy's Laboratories Ltd.	173,190	9,322
	Tata Power Co. Ltd.	3,341,949	9,136
	Ambuja Cements Ltd.	1,397,134	9,003
	SRF Ltd.	288,240	8,921
	Bharat Electronics Ltd.	6,721,587	8,674
	Hero MotoCorp Ltd.	265,007	8,578
	Vedanta Ltd.	2,493,666	8,450
*	Max Healthcare Institute Ltd.	1,504,291	8,293
*	Adani Power Ltd.	1,955,097	7,927
		Shares	Market Value• ($000)
	Dabur India Ltd.	1,172,930	7,864
	Wipro Ltd. ADR	1,655,453	7,781
	Shree Cement Ltd.	27,332	7,516
	Bharat Petroleum Corp. Ltd.	2,023,419	7,428
*	Godrej Consumer Products Ltd.	737,977	7,398
	Info Edge India Ltd.	154,347	7,314
	Havells India Ltd.	486,015	7,151
	Cholamandalam Investment and Finance Co. Ltd.	823,181	7,061
*	Zomato Ltd.	9,182,598	7,004
	Page Industries Ltd.	11,590	6,972
[3]	ICICI Lombard General Insurance Co. Ltd.	484,207	6,848
	Trent Ltd.	368,257	6,802
	Indian Oil Corp. Ltd.	8,245,716	6,801
	Indian Hotels Co. Ltd.	1,678,547	6,772
	Marico Ltd.	1,047,402	6,645
	Siemens Ltd.	187,670	6,640
	Tube Investments of India Ltd.	199,522	6,611
	State Bank of India	922,442	6,406
*	United Spirits Ltd.	578,237	6,264
	Bajaj Auto Ltd.	140,608	6,243
	Shriram Transport Finance Co. Ltd.	401,740	5,975
	MRF Ltd.	5,424	5,950
	Tata Elxsi Ltd.	69,700	5,891
	Gail India Ltd.	5,319,219	5,863
	DLF Ltd.	1,252,175	5,836
	SBI Cards & Payment Services Ltd.	580,626	5,802
	PI Industries Ltd.	147,277	5,769
	Jubilant Foodworks Ltd.	764,035	5,636
	TVS Motor Co. Ltd.	400,092	5,545
	Ashok Leyland Ltd.	2,911,120	5,396
	Container Corp. of India Ltd.	548,714	5,296
	Zee Entertainment Enterprises Ltd.	1,664,012	5,286
	Varun Beverages Ltd.	412,352	5,232
	Colgate-Palmolive India Ltd.	264,822	5,226
	Hindustan Aeronautics Ltd.	169,744	5,183
	Bharat Forge Ltd.	513,522	5,181
	Embassy Office Parks REIT	1,225,873	5,104
[3]	Larsen & Toubro Infotech Ltd.	88,619	5,077
	Federal Bank Ltd.	3,140,072	4,994
	ACC Ltd.	172,600	4,990
	Voltas Ltd.	463,308	4,909
[3]	ICICI Prudential Life Insurance Co. Ltd.	777,199	4,773
*	Yes Bank Ltd.	25,359,516	4,768
[3]	AU Small Finance Bank Ltd.	654,487	4,662
*,3	InterGlobe Aviation Ltd.	215,134	4,642
	Indian Railway Catering & Tourism Corp. Ltd.	515,330	4,623
*,3	Bandhan Bank Ltd.	1,580,560	4,564
	Astral Ltd. (XNSE)	182,323	4,478
	Jindal Steel & Power Ltd.	804,390	4,470
*	CG Power & Industrial Solutions Ltd.	1,413,611	4,450
	Cummins India Ltd.	270,408	4,403
		Shares	Market Value• ($000)
	Bajaj Holdings & Investment Ltd.	53,937	4,342
	Persistent Systems Ltd.	96,552	4,308
	Mphasis Ltd.	178,137	4,259
	Wipro Ltd.	902,945	4,225
*	Max Financial Services Ltd.	492,748	4,222
*	IDFC First Bank Ltd.	6,129,260	4,157
	Deepak Nitrite Ltd.	147,848	4,140
	Lupin Ltd.	482,605	4,077
[3]	Laurus Labs Ltd.	729,316	4,008
	ABB India Ltd.	106,870	3,937
	Dr Reddy's Laboratories Ltd. ADR	71,982	3,909
	Indus Towers Ltd.	1,741,715	3,907
	Dixon Technologies India Ltd.	71,161	3,888
	Torrent Pharmaceuticals Ltd.	193,680	3,864
	Balkrishna Industries Ltd.	160,404	3,808
	Petronet LNG Ltd.	1,497,549	3,720
	Bank of Baroda	2,068,260	3,694
	Hindustan Petroleum Corp. Ltd.	1,420,322	3,673
	Indraprastha Gas Ltd.	698,615	3,620
	Berger Paints India Ltd.	495,354	3,512
	Mindtree Ltd.	84,974	3,494
	Bosch Ltd.	17,413	3,472
	Tata Communications Ltd.	227,611	3,462
	Aurobindo Pharma Ltd.	531,423	3,455
	Motherson Sumi Systems Ltd.	4,406,333	3,435
[3]	HDFC Asset Management Co. Ltd.	134,750	3,382
	Power Finance Corp. Ltd.	2,403,294	3,348
	NIIT Technologies Ltd.	71,608	3,294
	Dalmia Bharat Ltd.	167,987	3,254
	LIC Housing Finance Ltd.	662,191	3,246
	Aarti Industries Ltd.	383,873	3,245
	Gujarat Fluorochemicals Ltd.	70,149	3,213
	REC Ltd.	2,544,708	3,153
	JSW Energy Ltd.	766,246	3,126
	Ipca Laboratories Ltd.	274,594	3,004
	Biocon Ltd.	918,476	2,997
*	Tata Motors Ltd. Class A	1,048,474	2,983
	Mahindra & Mahindra Financial Services Ltd.	1,212,999	2,963
[3]	Sona Blw Precision Forgings Ltd.	515,600	2,904
	NMDC Ltd. (XNSE)	2,293,936	2,763
	Steel Authority of India Ltd.	2,883,326	2,743
	Muthoot Finance Ltd.	216,821	2,736
	Schaeffler India Ltd.	82,096	2,734
	United Breweries Ltd.	136,493	2,728
	Oberoi Realty Ltd.	241,229	2,700
	Bata India Ltd.	121,156	2,679
	Cadila Healthcare Ltd.	510,024	2,673
*	Godrej Properties Ltd.	175,044	2,671
	Torrent Power Ltd.	435,356	2,655

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Piramal Enterprises Ltd.	252,834	2,598
*	Adani Wilmar Ltd.	316,631	2,574
	Canara Bank	723,297	2,541
	Gujarat Gas Ltd.	403,569	2,532
	Coromandel International Ltd.	216,619	2,518
	Emami Ltd.	423,817	2,428
	NHPC Ltd.	4,547,046	2,341
[3]	L&T Technology Services Ltd.	53,603	2,293
	Bharat Heavy Electricals Ltd.	2,560,459	2,291
	Rajesh Exports Ltd.	268,426	2,243
*	GMR Infrastructure Ltd.	4,896,277	2,217
[3]	Dr Lal PathLabs Ltd.	69,923	2,166
	Minda Industries Ltd.	332,852	2,160
	Honeywell Automation India Ltd.	4,462	2,121
*	Macrotech Developers Ltd.	157,832	1,890
	Alkem Laboratories Ltd.	49,550	1,889
	Exide Industries Ltd.	938,673	1,881
	Polycab India Ltd.	51,358	1,725
	L&T Finance Holdings Ltd.	1,739,695	1,706
	Relaxo Footwears Ltd.	142,301	1,663
*	Vodafone Idea Ltd.	15,937,069	1,649
*	FSN E-Commerce Ventures Ltd.	116,776	1,628
	Hindustan Zinc Ltd.	470,755	1,613
	Kansai Nerolac Paints Ltd.	273,396	1,607
	Linde India Ltd.	43,195	1,604
	Oracle Financial Services Software Ltd.	44,441	1,564
*	3M India Ltd.	5,542	1,561
*	PB Fintech Ltd.	333,573	1,558
	Oil India Ltd.	666,162	1,551
*	Piramal Pharma Ltd.	757,389	1,509
	Union Bank of India	2,271,072	1,481
*,3	RBL Bank Ltd.	902,847	1,475
*	One 97 Communications Ltd.	188,969	1,459
	Glenmark Pharmaceuticals Ltd.	298,086	1,457
	Bayer CropScience Ltd.	25,215	1,426
	GlaxoSmithKline Pharmaceuticals Ltd.	84,128	1,400
	Castrol India Ltd.	930,067	1,397
*	Star Health & Allied Insurance Co. Ltd.	159,741	1,377
*	Aditya Birla Capital Ltd.	953,912	1,349
[3]	Indian Railway Finance Corp. Ltd.	4,809,747	1,316
	Sun TV Network Ltd.	198,656	1,255
*	Tata Teleservices Maharashtra Ltd.	1,003,654	1,236
	Whirlpool of India Ltd.	60,354	1,150
	Punjab National Bank	2,189,294	1,128
*,2	NMDC Ltd.	2,293,936	1,067
[3]	Nippon Life India Asset Management Ltd.	317,363	1,038
	Gillette India Ltd.	15,680	974
*	Godrej Industries Ltd.	166,707	866
		Shares	Market Value• ($000)
	Bank of India	950,416	692
*,2	Aarti Pharmalabs Ltd.	95,968	440
	Bharti Airtel Ltd.	77,251	411
[3]	General Insurance Corp. of India	193,929	290
*	Mangalore Refinery & Petrochemicals Ltd.	392,134	256
			2,105,823
Indonesia (0.6%)
	Bank Central Asia Tbk PT	112,598,743	63,650
	Bank Rakyat Indonesia Persero Tbk PT	131,927,403	39,358
	Telkom Indonesia Persero Tbk PT	94,116,324	26,433
	Bank Mandiri Persero Tbk PT	37,604,172	25,404
	Astra International Tbk PT	41,150,188	17,585
	Bank Negara Indonesia Persero Tbk PT	15,121,087	9,117
	Sumber Alfaria Trijaya Tbk PT	39,057,300	7,058
	Adaro Energy Tbk PT	25,843,663	6,593
	United Tractors Tbk PT	3,079,312	6,370
	Elang Mahkota Teknologi Tbk PT	61,324,800	6,080
	Charoen Pokphand Indonesia Tbk PT	15,124,064	5,403
	Kalbe Farma Tbk PT	38,678,337	5,086
	Indofood Sukses Makmur Tbk PT	9,107,405	3,768
	Sarana Menara Nusantara Tbk PT	50,058,900	3,706
	Unilever Indonesia Tbk PT	11,455,550	3,408
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,281,900	3,250
	Semen Indonesia Persero Tbk PT	5,891,249	3,005
	Indofood CBP Sukses Makmur Tbk PT	4,580,984	2,859
	Perusahaan Gas Negara Persero Tbk PT	21,193,346	2,685
	Barito Pacific Tbk PT	49,926,600	2,642
	Indocement Tunggal Prakarsa Tbk PT	3,562,398	2,119
	Bukit Asam Tbk PT	8,352,055	2,092
	Dayamitra Telekomunikasi PT	45,647,200	2,088
*	Vale Indonesia Tbk PT	4,142,662	1,730
	Gudang Garam Tbk PT	892,586	1,379
	Avia Avian Tbk PT	24,574,900	1,237
	XL Axiata Tbk PT	7,349,350	1,188
	Tower Bersama Infrastructure Tbk PT	7,363,357	1,163
	Hanjaya Mandala Sampoerna Tbk PT	17,319,200	1,117
	Mayora Indah Tbk PT	7,227,000	1,111
*	MNC Digital Entertainment Tbk PT	3,174,400	1,022
*	Bumi Serpong Damai Tbk PT	16,988,240	1,013
*	Smartfren Telecom Tbk PT	193,520,100	966
	Indosat Tbk PT	2,208,200	958
*	Jasa Marga Persero Tbk PT	4,282,519	936
	Surya Citra Media Tbk PT	58,114,995	872
		Shares	Market Value• ($000)
	Media Nusantara Citra Tbk PT	10,296,366	542
	LEG Immobilien SE	5,993,100	538
	Astra Agro Lestari Tbk PT	800,525	436
	Bank Danamon Indonesia Tbk PT	1,646,227	359
			266,326
Ireland (0.2%)
	Kerry Group plc Class A	313,599	27,237
	Kingspan Group plc	307,173	15,487
	Bank of Ireland Group plc	1,860,214	13,395
	AIB Group plc	1,852,007	5,358
	Glanbia plc (XDUB)	369,887	4,272
*,2	Irish Bank Resolution Corp.	236,607	—
			65,749
Israel (0.6%)
	Bank Leumi Le-Israel BM	3,135,342	29,910
	Bank Hapoalim BM	2,718,751	26,207
*	Nice Ltd.	129,482	24,403
*	Teva Pharmaceutical Industries Ltd.	2,021,555	18,075
	Israel Discount Bank Ltd. Class A	2,534,841	14,413
	ICL Group Ltd.	1,465,180	13,213
	Mizrahi Tefahot Bank Ltd.	279,659	10,572
	Elbit Systems Ltd.	49,795	10,075
*	Tower Semiconductor Ltd.	223,963	9,571
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,237,999	7,502
	Azrieli Group Ltd.	73,359	5,435
	First International Bank of Israel Ltd.	105,495	4,556
*	Nova Ltd.	59,443	4,350
	Mivne Real Estate KD Ltd.	1,316,003	4,092
*	Enlight Renewable Energy Ltd.	1,877,564	3,803
	Shufersal Ltd.	533,572	3,643
	Israel Corp. Ltd.	7,340	3,177
	Big Shopping Centers Ltd.	27,385	3,071
	Phoenix Holdings Ltd.	243,118	2,634
	Melisron Ltd.	35,115	2,605
	Alony Hetz Properties & Investments Ltd.	218,134	2,559
*	Delek Group Ltd.	16,004	2,437
*	Paz Oil Co. Ltd.	19,915	2,379
*	Airport City Ltd.	141,111	2,336
	Harel Insurance Investments & Financial Services Ltd.	229,414	2,208
	Electra Ltd.	3,602	2,096
	Strauss Group Ltd.	83,589	2,091
*	OPC Energy Ltd.	164,233	2,019
	Amot Investments Ltd.	331,679	2,006
	Shapir Engineering and Industry Ltd.	230,480	1,899
*	Shikun & Binui Ltd.	435,800	1,730
	Ashtrom Group Ltd.	78,859	1,716
	Fox Wizel Ltd.	13,666	1,666
	Energix-Renewable Energies Ltd.	388,757	1,357
*	Fattal Holdings 1998 Ltd.	12,476	1,267

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Kenon Holdings Ltd.	32,187	1,233
	Sapiens International Corp. NV	61,992	1,218
	Elco Ltd.	18,817	1,084
	Maytronics Ltd.	84,763	914
	Gav-Yam Lands Corp. Ltd.	55,428	470
	AFI Properties Ltd.	13,484	404
*	Teva Pharmaceutical Industries Ltd. ADR	14,374	128
			236,524
Italy (1.6%)
	Enel SpA	15,806,325	70,612
	Eni SpA	4,954,118	65,066
	Intesa Sanpaolo SpA	33,788,122	64,418
	UniCredit SpA	3,992,944	49,518
	Ferrari NV	244,868	48,273
	Assicurazioni Generali SpA	2,801,537	42,043
	Stellantis NV	2,398,411	32,358
	CNH Industrial NV	2,004,867	25,937
	Atlantia SpA	1,082,909	24,157
	Stellantis NV (XNYS)	1,726,792	23,269
	Snam SpA (MTAA)	4,527,680	20,132
	Terna - Rete Elettrica Nazionale	2,860,812	18,972
	Moncler SpA	414,161	17,869
	Prysmian SpA	537,234	17,486
	FinecoBank Banca Fineco SpA	1,242,496	16,743
*,3	Nexi SpA	1,537,670	13,294
	Tenaris SA	781,579	12,233
	Mediobanca Banca di Credito Finanziario SpA	1,307,839	11,848
	Davide Campari-Milano NV	1,010,975	9,079
[3]	Poste Italiane SpA	925,446	8,065
	Recordati Industria Chimica e Farmaceutica SpA	196,990	7,401
	Leonardo SpA	818,888	6,579
	Amplifon SpA	261,811	6,504
[3]	Infrastrutture Wireless Italiane SpA	719,649	6,352
	Interpump Group SpA	159,682	6,182
	DiaSorin SpA	44,753	5,851
	Italgas SpA	975,691	5,027
	Reply SpA	45,549	4,955
*	Telecom Italia SpA	22,230,047	4,349
[3]	Pirelli & C SpA	1,001,307	3,777
	Hera SpA	1,555,044	3,705
	Banca Mediolanum SpA	486,581	3,641
	A2A SpA	3,038,830	3,370
	Buzzi Unicem SpA	172,713	2,866
	Tenaris SA ADR	81,905	2,573
	De' Longhi SpA	136,232	2,351
*	Telecom Italia SpA Savings Shares	11,859,514	2,267
	UnipolSai Assicurazioni SpA	848,152	1,912
			671,034
Japan (15.4%)
	Toyota Motor Corp.	24,697,535	342,669
	Sony Group Corp.	2,514,484	169,563
	Keyence Corp.	396,174	149,383
	Daiichi Sankyo Co. Ltd.	3,826,569	122,491
	Mitsubishi UFJ Financial Group Inc.	24,424,654	115,378
	KDDI Corp.	3,326,824	98,331
	SoftBank Group Corp.	2,127,907	91,343
	Shares	Market Value• ($000)
Nintendo Co. Ltd.	2,137,650	86,787
Recruit Holdings Co. Ltd.	2,807,914	86,403
Hitachi Ltd.	1,861,936	84,483
Shin-Etsu Chemical Co. Ltd.	797,597	82,894
Daikin Industries Ltd.	540,231	80,920
Takeda Pharmaceutical Co. Ltd.	3,007,555	79,427
Tokyo Electron Ltd.	301,436	79,307
Honda Motor Co. Ltd.	3,446,213	78,582
Sumitomo Mitsui Financial Group Inc.	2,640,081	74,138
ITOCHU Corp.	2,724,828	70,422
Mitsui & Co. Ltd.	3,170,670	70,164
Tokio Marine Holdings Inc.	3,845,410	69,622
Hoya Corp.	718,609	66,803
Nippon Telegraph & Telephone Corp.	2,402,349	66,258
Mitsubishi Corp.	2,411,972	65,338
Seven & i Holdings Co. Ltd.	1,565,759	58,447
Fast Retailing Co. Ltd.	104,062	57,977
Mizuho Financial Group Inc.	5,152,870	55,731
Murata Manufacturing Co. Ltd.	1,160,455	54,935
Softbank Corp.	5,551,039	54,758
Olympus Corp.	2,552,879	53,826
Nidec Corp.	934,769	51,397
Astellas Pharma Inc.	3,724,216	51,387
FANUC Corp.	390,310	51,073
Oriental Land Co. Ltd.	381,037	51,031
SMC Corp.	114,131	45,812
Denso Corp.	911,184	45,209
Fujitsu Ltd.	376,939	43,370
Central Japan Railway Co.	368,197	42,629
Canon Inc.	1,992,540	42,237
Bridgestone Corp.	1,163,302	42,072
Terumo Corp.	1,341,631	40,717
Japan Tobacco Inc.	2,404,475	40,269
East Japan Railway Co.	733,319	39,075
Komatsu Ltd.	1,862,409	36,485
ORIX Corp.	2,433,621	35,744
Mitsui Fudosan Co. Ltd.	1,849,485	35,415
Mitsubishi Electric Corp.	3,953,626	34,786
Kao Corp.	929,783	34,729
FUJIFILM Holdings Corp.	718,526	32,872
Eisai Co. Ltd.	538,174	32,454
Dai-ichi Life Holdings Inc.	1,996,625	31,712
Suzuki Motor Corp.	919,897	31,102
Panasonic Corp.	4,348,884	30,975
Kubota Corp.	2,210,270	30,832
Chugai Pharmaceutical Co. Ltd.	1,325,521	30,715
Kyocera Corp.	623,221	30,180
Toshiba Corp.	857,585	29,760
Japan Post Holdings Co. Ltd.	4,390,025	29,521
Sumitomo Corp.	2,286,227	29,067
Mitsubishi Estate Co. Ltd.	2,289,183	28,787
Asahi Group Holdings Ltd.	990,650	27,719
Marubeni Corp.	3,148,227	27,559
		Shares	Market Value• ($000)
	Otsuka Holdings Co. Ltd.	853,800	27,368
	Shiseido Co. Ltd.	790,684	27,308
	Sompo Holdings Inc.	646,621	26,959
	Ajinomoto Co. Inc.	971,086	26,708
	Aeon Co. Ltd.	1,431,085	26,691
	Bandai Namco Holdings Inc.	398,086	26,315
	Daiwa House Industry Co. Ltd.	1,303,829	26,269
	Shionogi & Co. Ltd.	555,697	25,805
	M3 Inc.	858,111	25,572
	MS&AD Insurance Group Holdings Inc.	938,648	24,857
	Shimano Inc.	156,560	24,227
	Unicharm Corp.	790,678	24,030
	TDK Corp.	734,192	22,935
	Nippon Steel Corp.	1,660,740	22,783
	Kirin Holdings Co. Ltd.	1,524,914	22,416
	Secom Co. Ltd.	391,773	22,319
	Lasertec Corp.	155,140	21,799
	Sumitomo Mitsui Trust Holdings Inc.	733,798	21,111
*	Renesas Electronics Corp.	2,484,656	20,786
	Sysmex Corp.	386,018	20,777
	Advantest Corp.	390,141	20,538
	Obic Co. Ltd.	136,469	20,479
	Inpex Corp.	2,022,398	20,411
	Ono Pharmaceutical Co. Ltd.	854,582	20,111
	Mitsubishi Heavy Industries Ltd.	582,725	20,071
	Kikkoman Corp.	369,773	20,038
	Nomura Holdings Inc.	6,083,680	19,687
	ENEOS Holdings Inc.	5,943,324	19,605
	Subaru Corp.	1,239,944	19,381
	Sekisui House Ltd.	1,152,279	19,131
	West Japan Railway Co.	470,249	18,644
	Sumitomo Realty & Development Co. Ltd.	805,490	18,473
	NTT Data Corp.	1,274,609	18,461
[1]	Nippon Yusen KK	983,244	17,811
	NEC Corp.	531,184	17,583
	Nomura Research Institute Ltd.	794,238	17,577
	Omron Corp.	373,303	17,410
	Toyota Industries Corp.	324,904	16,737
	Resona Holdings Inc.	4,377,251	16,498
	Asahi Kasei Corp.	2,529,078	16,216
	Nitto Denko Corp.	304,587	16,047
	Sumitomo Electric Industries Ltd.	1,531,380	16,003
	Toyota Tsusho Corp.	452,887	15,202
	Tokyo Gas Co. Ltd.	844,892	15,099
	Toray Industries Inc.	3,095,906	15,038
	Yakult Honsha Co. Ltd.	263,498	14,598
	Yaskawa Electric Corp.	523,459	14,494
	Shimadzu Corp.	546,214	14,389
	Japan Exchange Group Inc.	1,072,219	14,091
	Nitori Holdings Co. Ltd.	152,694	13,837
	Nippon Building Fund Inc.	3,111	13,829
	Z Holdings Corp.	5,294,622	13,664
	Nexon Co. Ltd.	814,572	13,631
	Disco Corp.	56,679	13,557

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sumitomo Metal Mining Co. Ltd.	481,346	13,493
[1]	Mitsui OSK Lines Ltd.	678,995	13,441
	Pan Pacific International Holdings Corp.	812,605	13,335
	Nippon Paint Holdings Co. Ltd.	2,071,321	13,201
	Daito Trust Construction Co. Ltd.	132,475	13,118
	Hankyu Hanshin Holdings Inc.	440,725	13,090
	Dentsu Group Inc.	419,720	13,055
	Yamaha Motor Co. Ltd.	617,084	12,738
	Nissan Motor Co. Ltd.	3,948,799	12,586
	TIS Inc.	465,580	12,553
	Kintetsu Group Holdings Co. Ltd.	367,681	12,426
	Isuzu Motors Ltd.	1,048,844	12,334
	MINEBEA MITSUMI Inc.	826,356	12,212
	MISUMI Group Inc.	567,444	12,086
	Nissan Chemical Corp.	266,753	12,008
	Rohm Co. Ltd.	170,493	11,980
	Trend Micro Inc.	236,890	11,945
	Kyowa Kirin Co. Ltd.	507,182	11,945
	Osaka Gas Co. Ltd.	801,291	11,865
	AGC Inc.	376,091	11,785
	Mitsubishi Chemical Holdings Corp.	2,595,678	11,726
	Hamamatsu Photonics KK	258,012	11,673
	Daiwa Securities Group Inc.	2,964,202	11,565
	Yamaha Corp.	306,252	11,562
	Chubu Electric Power Co. Inc.	1,420,115	11,560
	SG Holdings Co. Ltd.	862,525	11,429
	Tokyu Corp.	988,210	11,395
	Kansai Electric Power Co. Inc.	1,477,401	11,192
	Japan Real Estate Investment Corp.	2,649	11,100
	MEIJI Holdings Co. Ltd.	264,653	10,890
	Dai Nippon Printing Co. Ltd.	535,669	10,730
	Idemitsu Kosan Co. Ltd.	476,743	10,431
	Sumitomo Chemical Co. Ltd.	3,082,330	10,379
	Nomura Real Estate Master Fund Inc.	9,098	10,379
*	Tokyo Electric Power Co. Holdings Inc.	3,180,986	10,362
	Japan Metropolitan Fund Investment	14,030	10,336
	Capcom Co. Ltd.	370,370	10,302
	T&D Holdings Inc.	1,038,959	10,276
	Taisei Corp.	369,766	10,073
	Nippon Prologis REIT Inc.	4,734	9,933
	Yamato Holdings Co. Ltd.	665,776	9,860
	Fuji Electric Co. Ltd.	253,666	9,808
	JFE Holdings Inc.	1,045,851	9,581
	Tobu Railway Co. Ltd.	413,986	9,577
	Aisin Corp.	352,855	9,058
	MatsukiyoCocokara & Co.	248,275	9,039
	Daifuku Co. Ltd.	197,088	9,022
	Makita Corp.	493,485	9,018
		Shares	Market Value• ($000)
	Nissin Foods Holdings Co. Ltd.	138,722	8,979
	GLP J-REIT	8,624	8,944
	SBI Holdings Inc.	493,953	8,923
	SUMCO Corp.	693,553	8,791
	Obayashi Corp.	1,368,823	8,786
	Daiwa House REIT Investment Corp.	4,330	8,739
	Ricoh Co. Ltd.	1,186,495	8,694
	Sekisui Chemical Co. Ltd.	693,981	8,666
	Suntory Beverage & Food Ltd.	255,615	8,552
	TOTO Ltd.	297,992	8,500
	Konami Holdings Corp.	191,519	8,395
	Kajima Corp.	885,387	8,334
	Hirose Electric Co. Ltd.	64,060	8,310
	TOPPAN Inc.	555,607	8,286
	Yokogawa Electric Corp.	494,193	8,263
	Keio Corp.	234,099	8,208
	Kurita Water Industries Ltd.	223,602	8,185
	Toho Co. Ltd. (XTKS)	226,807	8,065
	Lixil Corp.	533,576	8,060
	Brother Industries Ltd.	465,728	7,934
	Mazda Motor Corp.	1,159,492	7,807
[1]	Kawasaki Kisen Kaisha Ltd.	505,800	7,670
	BayCurrent Consulting Inc.	271,000	7,603
	Odakyu Electric Railway Co. Ltd.	628,000	7,466
	Keisei Electric Railway Co. Ltd.	281,031	7,459
	Ibiden Co. Ltd.	220,460	7,431
	Seiko Epson Corp.	547,258	7,430
	Rakuten Group Inc.	1,639,738	7,320
	NGK Spark Plug Co. Ltd.	398,802	7,276
	Persol Holdings Co. Ltd.	362,291	7,254
	MonotaRO Co. Ltd.	476,456	7,233
	NIPPON Experes Holding Inc.	143,681	7,220
	Orix JREIT Inc.	5,338	7,162
	Taiyo Yuden Co. Ltd.	263,150	7,161
	Square Enix Holdings Co. Ltd.	160,264	7,151
	CyberAgent Inc.	857,968	7,048
	Azbil Corp.	258,010	7,012
	Sojitz Corp.	471,405	6,949
	Toyo Suisan Kaisha Ltd.	185,141	6,946
	Kyushu Railway Co.	326,888	6,836
	Asahi Intecc Co. Ltd.	398,667	6,791
	Concordia Financial Group Ltd.	2,214,184	6,756
	JSR Corp.	355,413	6,753
	Kobayashi Pharmaceutical Co. Ltd.	126,449	6,710
	Chiba Bank Ltd.	1,213,446	6,649
	Otsuka Corp.	209,441	6,596
	Koito Manufacturing Co. Ltd.	463,652	6,582
	Mitsui Chemicals Inc.	354,854	6,568
	Hoshizaki Corp.	225,052	6,448
	Marui Group Co. Ltd.	393,063	6,431
	Nikon Corp.	663,899	6,421
	Isetan Mitsukoshi Holdings Ltd.	721,249	6,406
		Shares	Market Value• ($000)
	USS Co. Ltd.	423,121	6,384
	United Urban Investment Corp.	5,967	6,313
	Shizuoka Financial Group Inc.	994,128	6,278
	Oji Holdings Corp.	1,792,573	6,214
	Tosoh Corp.	571,142	6,214
	Tokyu Fudosan Holdings Corp.	1,222,170	6,201
	Nagoya Railroad Co. Ltd.	404,758	6,200
[1]	Kobe Bussan Co. Ltd.	284,788	6,177
*	ANA Holdings Inc.	315,534	6,134
	NGK Insulators Ltd.	522,141	6,091
	Rohto Pharmaceutical Co. Ltd.	195,225	6,073
	Ebara Corp.	186,597	6,063
	Advance Residence Investment Corp.	2,590	6,030
	Hulic Co. Ltd.	827,964	6,015
	Japan Post Insurance Co. Ltd.	403,639	5,975
	Nihon M&A Center Holdings Inc.	529,092	5,970
	GMO Payment Gateway Inc.	82,435	5,928
	Kose Corp.	58,293	5,819
	IHI Corp.	259,524	5,788
	Nippon Shinyaku Co. Ltd.	103,913	5,753
	Nisshin Seifun Group Inc.	529,204	5,718
	Mitsubishi HC Capital Inc. (XTKS)	1,287,033	5,523
	Tokyo Tatemono Co. Ltd.	400,821	5,512
	Japan Post Bank Co. Ltd.	824,287	5,492
	Fukuoka Financial Group Inc.	321,712	5,474
	Shimizu Corp.	1,092,134	5,450
*	Japan Airlines Co. Ltd.	290,865	5,433
	Asics Corp.	352,235	5,398
	Showa Denko KK	366,536	5,351
	Haseko Corp.	515,002	5,304
	JGC Holdings Corp.	438,554	5,275
	Hikari Tsushin Inc.	43,611	5,268
	Bank of Kyoto Ltd.	143,867	5,184
	Lion Corp.	511,970	5,174
	Keikyu Corp.	502,446	5,158
	Nomura Real Estate Holdings Inc.	227,719	5,147
	Stanley Electric Co. Ltd.	301,140	5,120
	TechnoPro Holdings Inc.	213,188	5,114
	Open House Co. Ltd.	142,783	5,079
	Kawasaki Heavy Industries Ltd.	295,447	5,025
	Keihan Holdings Co. Ltd.	194,935	5,015
	Zensho Holdings Co. Ltd.	199,928	4,990
	Japan Prime Realty Investment Corp.	1,819	4,940
	NH Foods Ltd.	206,878	4,930
	Santen Pharmaceutical Co. Ltd.	718,000	4,913
	NSK Ltd.	927,358	4,901
	Nabtesco Corp.	230,243	4,890
	Skylark Holdings Co. Ltd.	456,464	4,869
	Rinnai Corp.	71,016	4,834
	Kuraray Co. Ltd.	698,479	4,803

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Yamada Denki Co. Ltd.	1,483,917	4,782
	Japan Hotel REIT Investment Corp.	8,956	4,719
	Kyushu Electric Power Co. Inc.	951,668	4,712
	Kansai Paint Co. Ltd.	358,502	4,678
	ZOZO Inc.	220,256	4,673
	Electric Power Development Co. Ltd.	334,606	4,654
	NOF Corp.	134,650	4,631
	Nippon Sanso Holdings Corp.	290,856	4,631
	Mitsubishi Gas Chemical Co. Inc.	362,979	4,612
*	Japan Airport Terminal Co. Ltd.	106,783	4,570
	Kakaku.com Inc.	268,711	4,545
	SCREEN Holdings Co. Ltd.	82,621	4,535
	Amada Co. Ltd.	644,485	4,533
	Sekisui House REIT Inc.	8,270	4,456
	Itochu Techno-Solutions Corp.	190,326	4,412
	Nankai Electric Railway Co. Ltd.	217,938	4,409
	Ryohin Keikaku Co. Ltd.	467,146	4,396
	Koei Tecmo Holdings Co. Ltd.	290,100	4,377
	Sumitomo Forestry Co. Ltd.	278,670	4,359
	Activia Properties Inc.	1,452	4,301
	Aozora Bank Ltd.	248,374	4,272
*	Mitsubishi Motors Corp.	1,264,064	4,258
	Sega Sammy Holdings Inc.	332,668	4,255
	Sumitomo Heavy Industries Ltd.	224,201	4,250
	THK Co. Ltd.	243,721	4,250
	Hitachi Construction Machinery Co. Ltd.	216,639	4,238
	Tsuruha Holdings Inc.	72,651	4,221
	Tokyo Century Corp.	123,711	4,219
	Denka Co. Ltd.	181,241	4,199
	Welcia Holdings Co. Ltd.	199,148	4,162
	Yokohama Rubber Co. Ltd.	261,963	4,096
	Ito En Ltd.	115,523	4,069
	Tohoku Electric Power Co. Inc.	959,080	4,029
	Hakuhodo DY Holdings Inc.	477,698	4,025
	Air Water Inc.	360,314	4,023
	Miura Co. Ltd.	197,450	4,021
	Alfresa Holdings Corp.	347,613	4,002
	J Front Retailing Co. Ltd.	494,656	3,998
	Industrial & Infrastructure Fund Investment Corp.	3,770	3,982
	Hitachi Transport System Ltd.	65,946	3,947
	Mebuki Financial Group Inc.	2,029,873	3,947
	Ulvac Inc.	99,846	3,936
	Nippon Accommodations Fund Inc.	922	3,926
		Shares	Market Value• ($000)
	Iida Group Holdings Co. Ltd.	281,911	3,914
	SHO-BOND Holdings Co. Ltd.	90,457	3,913
	Cosmo Energy Holdings Co. Ltd.	149,426	3,849
	Nifco Inc.	164,879	3,829
	Japan Logistics Fund Inc.	1,774	3,801
	LaSalle Logiport REIT	3,552	3,791
	Seibu Holdings Inc.	422,808	3,785
	Casio Computer Co. Ltd.	434,908	3,780
	Goldwin Inc.	71,701	3,744
	Iwatani Corp.	101,100	3,723
	AEON REIT Investment Corp.	3,430	3,693
	Kamigumi Co. Ltd.	193,903	3,687
	SCSK Corp.	248,909	3,672
	Medipal Holdings Corp.	296,057	3,671
	Hisamitsu Pharmaceutical Co. Inc.	144,696	3,570
	Shimamura Co. Ltd.	43,667	3,531
	Mitsui Fudosan Logistics Park Inc.	1,064	3,530
	Teijin Ltd.	386,658	3,510
	Alps Alpine Co. Ltd.	408,107	3,506
	Kenedix Office Investment Corp.	1,536	3,499
	COMSYS Holdings Corp.	213,389	3,496
	Takashimaya Co. Ltd.	282,426	3,494
	Mori Hills REIT Investment Corp.	3,178	3,481
	Food & Life Cos. Ltd.	206,000	3,465
	Internet Initiative Japan Inc.	220,500	3,461
	Oracle Corp. Japan	64,751	3,449
	Frontier Real Estate Investment Corp.	977	3,449
	Cosmos Pharmaceutical Corp.	35,363	3,420
*	SHIFT Inc.	21,900	3,420
*	Park24 Co. Ltd.	255,689	3,408
	Zenkoku Hosho Co. Ltd.	102,268	3,375
	Sanwa Holdings Corp.	389,072	3,352
	Kadokawa Corp.	186,500	3,339
	Toyo Seikan Group Holdings Ltd.	290,438	3,322
	Mitsubishi Materials Corp.	254,000	3,320
	NET One Systems Co. Ltd.	161,156	3,310
	Credit Saison Co. Ltd.	309,090	3,304
	Kewpie Corp.	209,153	3,302
	Sohgo Security Services Co. Ltd.	132,044	3,292
	Nihon Kohden Corp.	146,820	3,288
	Toho Gas Co. Ltd.	176,368	3,286
	Shinko Electric Industries Co. Ltd.	136,500	3,280
	Suzuken Co. Ltd.	146,009	3,251
	Taiheiyo Cement Corp.	238,346	3,239
	Taisho Pharmaceutical Holdings Co. Ltd.	89,378	3,224
	Nagase & Co. Ltd.	236,041	3,216
	INFRONEER Holdings Inc.	462,845	3,209
	JTEKT Corp.	454,064	3,206
		Shares	Market Value• ($000)
	Tokyo Ohka Kogyo Co. Ltd.	73,978	3,189
	Horiba Ltd.	77,395	3,175
	Daiwa Securities Living Investments Corp.	4,091	3,175
	Nichirei Corp.	203,820	3,170
	Kaneka Corp.	124,236	3,081
	Jeol Ltd.	84,000	3,074
	Sumitomo Rubber Industries Ltd.	357,643	3,068
	Mitsubishi Logistics Corp.	139,474	3,061
	Lawson Inc.	95,758	3,059
	Kagome Co. Ltd.	152,125	3,040
	Sanrio Co. Ltd.	113,600	3,029
	Sundrug Co. Ltd.	130,270	3,029
	Relo Group Inc.	213,006	3,002
	DIC Corp.	177,630	2,982
	Ship Healthcare Holdings Inc.	153,702	2,948
	Sapporo Holdings Ltd.	133,019	2,934
	Daicel Corp.	513,623	2,931
	Nishi-Nippon Railroad Co. Ltd.	149,357	2,929
	Dowa Holdings Co. Ltd.	91,614	2,909
	Calbee Inc.	144,595	2,904
	Hachijuni Bank Ltd.	905,177	2,887
	Chugoku Electric Power Co. Inc.	608,429	2,854
	Sankyu Inc.	95,425	2,845
	Sugi Holdings Co. Ltd.	70,728	2,837
	Pigeon Corp.	216,182	2,832
	Sankyo Co. Ltd.	85,760	2,832
	Penta-Ocean Construction Co. Ltd.	569,097	2,830
	EXEO Group Inc.	192,019	2,813
	Nihon Unisys Ltd.	128,893	2,784
	Konica Minolta Inc.	906,562	2,762
	Kobe Steel Ltd.	672,167	2,756
	Tsumura & Co.	131,690	2,751
	Ube Industries Ltd.	212,376	2,739
	House Foods Group Inc.	144,282	2,698
	Mabuchi Motor Co. Ltd.	99,195	2,692
	Nippon Kayaku Co. Ltd.	332,576	2,642
	Anritsu Corp.	261,960	2,637
	Iyogin Holdings Inc.	560,694	2,631
	Fancl Corp.	138,047	2,615
	Nippon Electric Glass Co. Ltd.	150,779	2,611
	Japan Steel Works Ltd.	125,900	2,600
	Coca-Cola Bottlers Japan Holdings Inc.	286,504	2,589
	Daiwa Office Investment Corp.	547	2,584
	Tokai Carbon Co. Ltd.	395,543	2,581
	Aeon Mall Co. Ltd.	236,172	2,569
	Fujitsu General Ltd.	111,947	2,555
	Kinden Corp.	245,940	2,503
	Sharp Corp.	415,690	2,493
	Fuyo General Lease Co. Ltd.	44,734	2,486
*	Money Forward Inc.	87,720	2,482
	Hirogin Holdings Inc.	596,784	2,462
	Yamazaki Baking Co. Ltd.	239,270	2,438
	Takara Holdings Inc.	349,780	2,433
	DMG Mori Co. Ltd.	209,365	2,423

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	K's Holdings Corp	307,833	2,412
	Aica Kogyo Co. Ltd.	112,162	2,411
	Toyoda Gosei Co. Ltd.	150,120	2,400
	Toyo Tire Corp.	203,958	2,393
	Toda Corp.	475,259	2,375
	Seven Bank Ltd.	1,316,281	2,374
	Sumitomo Dainippon Pharma Co. Ltd.	340,247	2,370
	DeNA Co. Ltd.	181,282	2,364
[1]	Mitsui High-Tec Inc.	45,600	2,357
	Zeon Corp.	278,553	2,348
	GS Yuasa Corp.	153,225	2,333
	Nippon Shokubai Co. Ltd.	64,900	2,328
	ABC-Mart Inc.	52,021	2,319
	Yamaguchi Financial Group Inc.	440,257	2,318
	Sotetsu Holdings Inc.	152,799	2,314
	Rengo Co. Ltd.	415,597	2,309
	Ushio Inc.	218,824	2,272
	Ain Holdings Inc.	53,912	2,265
*	Hino Motors Ltd.	543,802	2,260
	Bic Camera Inc.	289,689	2,252
	SMS Co. Ltd.	97,899	2,246
	Daiichikosho Co. Ltd.	78,033	2,237
	AEON Financial Service Co. Ltd.	227,874	2,230
	Ezaki Glico Co. Ltd.	98,818	2,223
	Mitsui Mining & Smelting Co. Ltd.	110,045	2,223
	Amano Corp.	129,450	2,215
	Maruichi Steel Tube Ltd.	116,741	2,204
	Sawai Group Holdings Co. Ltd.	75,802	2,188
	Katitas Co. Ltd.	96,200	2,153
	FP Corp.	89,403	2,127
	Morinaga Milk Industry Co. Ltd.	74,837	2,123
	Seino Holdings Co. Ltd.	274,626	2,110
	Rakus Co. Ltd	189,538	2,105
	TS Tech Co. Ltd.	201,236	2,104
	Benesse Holdings Inc.	139,609	2,060
	As One Corp.	48,256	2,058
	Chugin Financial Group Inc.	336,372	2,028
	Kokuyo Co. Ltd.	160,913	1,996
	Resorttrust Inc.	128,799	1,982
	H.U. Group Holdings Inc.	105,884	1,971
*	RENOVA Inc.	89,700	1,969
	Canon Marketing Japan Inc.	92,718	1,957
*	PeptiDream Inc.	178,534	1,953
	Kotobuki Spirits Co. Ltd.	37,837	1,940
	OSG Corp.	151,240	1,923
	OKUMA Corp.	57,363	1,920
	GMO internet Inc.	110,882	1,912
	Takeda Pharmaceutical Co. Ltd. ADR	143,896	1,902
	Yamato Kogyo Co. Ltd.	65,315	1,897
	Heiwa Corp.	116,959	1,887
	Morinaga & Co. Ltd.	75,346	1,885
	Kyushu Financial Group Inc.	742,476	1,877
	Furukawa Electric Co. Ltd.	120,274	1,856
	Yaoko Co. Ltd.	42,401	1,845
	NOK Corp.	223,539	1,829
		Shares	Market Value• ($000)
	Descente Ltd.	75,300	1,807
	Mani Inc.	123,238	1,795
	Sumitomo Bakelite Co. Ltd.	66,279	1,794
	NHK Spring Co. Ltd.	322,386	1,786
	Daido Steel Co. Ltd.	68,655	1,780
[1]	Shinsei Bank Ltd.	119,571	1,779
	Menicon Co. Ltd.	103,200	1,762
	PALTAC Corp.	61,960	1,760
	Nipro Corp.	228,066	1,719
	JCR Pharmaceuticals Co. Ltd.	112,116	1,666
	Acom Co. Ltd.	757,217	1,654
	Pola Orbis Holdings Inc.	148,470	1,640
	Kaken Pharmaceutical Co. Ltd.	63,744	1,632
	Benefit One Inc.	116,568	1,613
	OBIC Business Consultants Co. Ltd.	55,691	1,601
	Kyudenko Corp.	75,161	1,594
	Izumi Co. Ltd.	77,928	1,572
*	Shochiku Co. Ltd.	19,696	1,563
	Toyota Boshoku Corp.	119,265	1,518
	Kusuri no Aoki Holdings Co. Ltd.	31,090	1,499
	Fuji Kyuko Co. Ltd.	47,800	1,478
	Fuji Oil Holdings Inc.	92,974	1,464
	Shikoku Electric Power Co. Inc.	303,387	1,460
	NEC Networks & System Integration Corp.	132,456	1,419
	Lintec Corp.	93,095	1,397
	NS Solutions Corp.	60,676	1,395
	Japan Aviation Electronics Industry Ltd.	89,381	1,391
	Justsystems Corp.	65,737	1,383
	Information Services International-Dentsu Ltd.	44,900	1,373
	Itoham Yonekyu Holdings Inc.	306,217	1,369
	Kandenko Co. Ltd.	236,663	1,330
	Noevir Holdings Co. Ltd.	35,888	1,327
	Ariake Japan Co. Ltd.	37,834	1,311
	Toshiba TEC Corp.	45,861	1,187
	Daio Paper Corp.	160,200	1,182
	Matsui Securities Co. Ltd.	199,821	1,064
	Takara Bio Inc.	90,361	1,057
	JMDC Inc.	28,100	995
	GungHo Online Entertainment Inc.	66,675	986
	Orient Corp.	118,574	960
	TBS Holdings Inc.	83,617	866
	Maruwa Unyu Kikan Co. Ltd.	80,800	768
	ASKUL Corp.	73,422	767
	Fuji Media Holdings Inc.	87,309	607
	Nippon Television Holdings Inc.	46,351	346
			6,717,189
Kuwait (0.3%)
	National Bank of Kuwait SAKP	14,489,206	50,424
	Kuwait Finance House KSCP	15,755,574	41,206
		Shares	Market Value• ($000)
	Mobile Telecommunications Co. KSCP	4,256,339	8,227
	Agility Public Warehousing Co. KSC	3,040,369	7,699
	Boubyan Bank KSCP	2,322,491	6,176
	Gulf Bank KSCP	3,481,437	3,853
	Mabanee Co. KPSC	1,265,310	3,560
	Boubyan Petrochemicals Co. KSCP	803,985	2,069
	Humansoft Holding Co. KSC	177,747	1,929
	Burgan Bank SAK	1,767,662	1,244
			126,387
Malaysia (0.5%)
	Public Bank Bhd.	28,816,995	27,252
	Malayan Banking Bhd.	14,379,200	26,121
	CIMB Group Holdings Bhd.	13,495,173	15,764
	Tenaga Nasional Bhd.	6,563,000	11,687
	Petronas Chemicals Group Bhd.	5,707,068	10,522
	Sime Darby Plantation Bhd.	7,275,505	6,774
	Press Metal Aluminium Holdings Bhd.	7,124,200	6,558
	Hong Leong Bank Bhd.	1,260,300	5,649
	Axiata Group Bhd.	9,184,424	5,527
	IOI Corp. Bhd.	6,356,665	5,486
	Ihh Healthcare Bhd.	4,273,600	5,379
	MISC Bhd.	3,484,535	5,332
	DiGi.Com Bhd.	6,295,266	5,049
	PPB Group Bhd.	1,355,260	4,786
	Genting Bhd.	4,561,700	4,287
	Petronas Gas	1,145,450	4,143
	Kuala Lumpur Kepong Bhd.	868,500	3,976
	RHB Bank Bhd.	3,250,900	3,937
	Gamuda Bhd.	4,650,500	3,784
	AMMB Holdings Bhd.	4,205,800	3,639
	Dialog Group Bhd.	8,330,900	3,631
	Nestle Malaysia Bhd.	120,300	3,384
	Sime Darby Bhd.	7,068,005	3,365
	Maxis Bhd.	3,987,200	3,245
	Genting Malaysia Bhd.	5,536,200	3,212
	Telekom Malaysia Bhd.	2,281,057	2,683
	Petronas Dagangan Bhd.	519,900	2,386
	QL Resources Bhd.	2,137,600	2,316
*	Malaysia Airports Holdings Bhd.	1,748,700	2,211
	IJM Corp. Bhd.	6,110,840	2,105
[3]	MR DIY Group M Bhd	4,417,700	1,889
	Hong Leong Financial Group Bhd.	438,335	1,771
	Alliance Bank Malaysia Bhd.	2,232,600	1,747
	Top Glove Corp. Bhd.	10,196,000	1,716
	Hartalega Holdings Bhd.	3,285,100	1,500
	YTL Corp. Bhd.	9,555,924	1,142
	Westports Holdings Bhd.	1,421,296	1,008
	Fraser & Neave Holdings Bhd.	211,000	916
	British American Tobacco Malaysia Bhd.	272,600	607

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Astro Malaysia Holdings Bhd.	3,131,768	447
	FGV Holdings Bhd.	1,366,400	381
			207,314
Mexico (0.8%)
	America Movil SAB de CV Series L	58,192,093	55,070
	Grupo Financiero Banorte SAB de CV Class O	5,872,018	47,731
	Wal-Mart de Mexico SAB de CV	10,487,297	40,508
	Fomento Economico Mexicano SAB de CV	3,716,927	26,682
	Grupo Mexico SAB de CV Series B	6,442,533	23,357
	Grupo Bimbo SAB de CV Series A	4,505,640	17,445
	Grupo Aeroportuario del Pacifico SAB de CV Class B	700,127	10,845
	Grupo Aeroportuario del Sureste SAB de CV Class B	412,205	9,647
*	Grupo Financiero Inbursa SAB de CV Class O	4,013,949	7,409
	Arca Continental SAB de CV	891,683	7,304
	Fibra Uno Administracion SA de CV	6,132,089	7,156
	Coca-Cola Femsa SAB de CV	1,063,134	6,697
	Grupo Elektra SAB de CV	128,462	6,446
*	Cemex SAB de CV ADR	1,534,247	5,922
*	Cemex SAB de CV	14,550,677	5,655
	Grupo Televisa SAB	5,014,961	5,321
	Alfa SAB de CV Class A	7,305,575	4,849
	Gruma SAB de CV Class B	392,078	4,548
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	550,612	4,386
[3]	Banco del Bajio SA	1,409,643	3,976
	Grupo Comercial Chedraui SA de CV	913,848	3,683
	Grupo Carso SAB de CV	902,345	3,636
	Orbia Advance Corp. SAB de CV	1,984,479	3,350
	Regional SAB de CV	479,148	3,348
	Promotora y Operadora de Infraestructura SAB de CV	439,652	3,307
	Prologis Property Mexico SA de CV	1,220,678	3,135
	Industrias Penoles SAB de CV	248,666	2,821
	Operadora De Sites Mexicanos SAB de CV	2,469,911	2,688
	Kimberly-Clark de Mexico SAB de CV Class A	1,691,726	2,669
	Becle SAB de CV	1,101,483	2,330
	El Puerto de Liverpool SAB de CV Class C1	395,010	2,025
	GCC SAB de CV	318,800	1,979
		Shares	Market Value• ($000)
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	1,822,700	1,549
	Qualitas Controladora SAB de CV	330,349	1,298
	Industrias Bachoco SAB de CV Class B	306,330	1,251
	Megacable Holdings SAB de CV	581,495	1,221
	Alpek SAB de CV	745,131	1,044
*	Sitios Latinoamerica SAB de CV	2,838,290	828
	Concentradora Fibra Danhos SA de CV	464,214	574
			343,690
Netherlands (2.6%)
	ASML Holding NV	820,319	384,801
*,3	Adyen NV	59,877	85,480
	ING Groep NV	7,702,547	75,790
	Prosus NV	1,735,197	75,033
	Koninklijke Ahold Delhaize NV	2,060,847	57,474
	Wolters Kluwer NV	525,888	55,880
	Koninklijke DSM NV	353,833	41,622
	Heineken NV	485,110	40,523
	Universal Music Group NV	1,521,041	29,866
	NN Group NV	607,306	25,715
	ArcelorMittal SA	1,063,171	23,766
	Koninklijke Philips NV	1,808,529	22,941
	Akzo Nobel NV	360,695	22,268
	ASM International NV	93,735	20,736
	Koninklijke KPN NV	6,649,159	18,598
[1]	Aegon NV	3,624,185	16,777
	IMCD NV	116,326	15,087
	Heineken Holding NV	215,934	14,734
	EXOR NV (XAMS)	206,213	13,858
	ASR Nederland NV	286,635	12,621
	Randstad NV	222,786	11,103
*	Unibail-Rodamco-Westfield	208,898	9,872
[3]	ABN AMRO Bank NV GDR	839,060	8,248
	BE Semiconductor Industries NV	160,931	8,202
	OCI NV	197,360	7,549
[3]	Signify NV	255,606	7,082
	Aalberts NV	195,358	6,777
*,3	Just Eat Takeaway.com NV	370,912	6,365
	JDE Peet's NV	166,325	4,761
	Allfunds Group plc	688,387	4,329
*	InPost SA	424,097	2,703
	Koninklijke Vopak NV	131,066	2,678
*	EXOR NV	25,454	1,711
[3]	CTP NV	138,268	1,434
			1,136,384
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,162,801	13,215
	Spark New Zealand Ltd.	3,842,221	11,437
*	Auckland International Airport Ltd.	2,422,164	10,828
	Infratil Ltd.	1,467,974	7,454
	Meridian Energy Ltd.	2,560,717	7,259
	Mainfreight Ltd.	163,457	7,224
	EBOS Group Ltd.	326,019	7,107
	Contact Energy Ltd.	1,562,351	6,853
*	a2 Milk Co. Ltd.	1,487,748	5,012
	Fletcher Building Ltd.	1,587,093	4,739
	Mercury NZ Ltd.	1,375,599	4,651
		Shares	Market Value• ($000)
	Ryman Healthcare Ltd.	845,652	4,119
*	SKYCITY Entertainment Group Ltd.	1,492,401	2,516
	Kiwi Property Group Ltd.	3,056,731	1,605
*	Air New Zealand Ltd.	3,142,896	1,426
			95,445
Norway (0.6%)
	Equinor ASA	1,906,883	69,475
	DNB Bank ASA	2,083,183	36,845
	Aker BP ASA (XOSL)	625,785	19,879
	Norsk Hydro ASA	2,729,894	17,325
	Yara International ASA	330,718	14,760
	Mowi ASA	903,393	13,484
	Telenor ASA	1,295,645	11,775
	Orkla ASA	1,547,221	10,436
	TOMRA Systems ASA	475,055	7,673
	Gjensidige Forsikring ASA	343,471	6,278
	Kongsberg Gruppen ASA	150,749	5,406
*	Nordic Semiconductor ASA	323,082	4,561
*	Adevinta ASA	559,231	3,828
	Salmar ASA	109,484	3,712
	Aker ASA Class A	48,161	3,398
	Schibsted ASA Class B	208,894	3,106
	Var Energi ASA	822,438	2,796
	Leroy Seafood Group ASA	524,709	2,416
	Schibsted ASA Class A	149,824	2,312
*,3	AutoStore Holdings Ltd.	1,192,070	2,253
			241,718
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	1,224,622	573
	Oil & Gas Development Co. Ltd.	1,346,667	428
	Habib Bank Ltd.	1,334,725	422
	Pakistan Petroleum Ltd.	1,225,773	286
			1,709
Philippines (0.2%)
	SM Prime Holdings Inc.	21,702,823	11,852
	Bdo Unibank Inc.	4,019,281	8,884
	Ayala Land Inc.	16,252,201	7,213
	International Container Terminal Services Inc.	2,251,595	6,750
	Ayala Corp.	573,587	6,656
	Bank of The Philippines Islands	3,605,258	5,996
	PLDT Inc.	184,946	5,215
	JG Summit Holdings Inc.	6,144,320	4,599
	Universal Robina Corp.	1,754,029	3,711
	Jollibee Foods Corp.	837,238	3,358
	Metropolitan Bank & Trust Co.	3,623,396	3,253
[3]	Monde Nissin Corp.	14,496,900	2,939
	Manila Electric Co.	532,198	2,775
	Globe Telecom Inc.	62,943	2,538
	Aboitiz Power Corp.	3,068,511	1,681
*	Emperador Inc.	4,691,800	1,588

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Semirara Mining & Power Corp. Class A	2,425,100	1,474
	Metro Pacific Investments Corp.	22,180,466	1,403
	GT Capital Holdings Inc.	195,798	1,400
	DMCI Holdings Inc.	8,305,978	1,369
	AC Energy Corp.	12,534,841	1,363
	San Miguel Corp.	732,025	1,217
	Alliance Global Group Inc.	7,504,048	1,171
*	Converge Information and Communications Technology Solutions Inc.	4,811,500	1,030
	Puregold Price Club Inc.	1,939,592	1,006
	Megaworld Corp.	22,608,985	816
*	Bloomberry Resorts Corp.	6,650,441	809
	LT Group Inc.	5,394,616	754
	San Miguel Food and Beverage Inc.	833,868	527
			93,347
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	852,610	9,791
	Powszechna Kasa Oszczednosci Bank Polski SA	1,750,352	9,538
	Powszechny Zaklad Ubezpieczen SA	1,144,215	6,410
*,3	Dino Polska SA	97,861	6,388
	KGHM Polska Miedz SA	276,893	5,536
	Bank Polska Kasa Opieki SA	317,650	5,206
	LPP SA	2,277	3,945
*	Polskie Gornictwo Naftowe i Gazownictwo SA	3,571,113	3,797
*,1,3	Allegro.eu SA	773,738	3,753
	Santander Bank Polska SA	59,869	3,179
*,3	Pepco Group NV	212,496	1,493
			59,036
Portugal (0.1%)
	EDP - Energias de Portugal SA	5,763,316	25,182
	Jeronimo Martins SGPS SA	559,036	11,568
	Galp Energia SGPS SA	1,053,093	10,692
	EDP Renovaveis SA	494,073	10,397
			57,839
Qatar (0.4%)
	Qatar National Bank QPSC	9,043,179	49,517
	Qatar Islamic Bank SAQ	3,664,216	24,519
	Industries Qatar QSC	3,214,940	13,917
	Masraf Al Rayan QSC	12,624,650	13,302
	Commercial Bank PSQC	6,882,632	11,897
	Qatar International Islamic Bank QSC	2,348,823	7,461
	Qatar Fuel QSC	1,183,913	6,203
	Qatar Gas Transport Co. Ltd.	5,486,479	6,177
	Mesaieed Petrochemical Holding Co.	8,749,632	5,457
		Shares	Market Value• ($000)
	Qatar Electricity & Water Co. QSC	919,229	4,669
	Ooredoo QPSC	1,636,414	4,387
	Barwa Real Estate Co.	3,756,394	3,505
	Qatar Navigation QSC	1,110,708	3,128
	Doha Bank QPSC	4,658,619	2,821
	Qatar Aluminum Manufacturing Co.	5,440,113	2,420
	Qatar Insurance Co. SAQ	3,237,818	1,919
	Vodafone Qatar QSC	3,441,163	1,582
	United Development Co. QSC	3,474,562	1,367
*	Ezdan Holding Group QSC	3,127,081	1,034
			165,282
Romania (0.0%)
	Banca Transilvania SA	1,149,736	3,937
	OMV Petrom SA (XAMS)	28,670,871	2,608
	Societatea Nationala Nuclearelectrica SA	101,922	825
	One United Properties SA	2,226,536	553
*	MED Life SA	159,533	525
*	OMV Petrom SA	2,854,297	260
			8,708
Russia (0.0%)
*,2	VTB Bank PJSC	5,529,218,867	1
*,2	Inter Rao Ues PJSC	68,280,500	—
[2]	Polyus PJSC (Registered) GDR	78,591	—
[2]	MMC Norilsk Nickel PJSC ADR	724,348	—
*,2	Sberbank of Russia PJSC ADR (XLON)	1,096,646	—
*,2	Sberbank of Russia PJSC	15,141,656	—
*,2	Mobile TeleSystems PJSC ADR	289,221	—
*,2	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
[2]	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	—
[2]	Magnit PJSC GDR (Registered)	375,829	—
[2]	MMC Norilsk Nickel PJSC	22,643	—
*,2	Sberbank of Russia PJSC ADR	2,249	—
[2]	LUKOIL PJSC ADR	509,946	—
*,2	Gazprom PJSC ADR	6,827,148	—
*,2	Surgutneftegas PJSC ADR	1,031,634	—
[2]	Severstal PAO GDR (Registered)	297,905	—
[2]	Tatneft PJSC ADR	403,718	—
*,2	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,2	Rostelecom PJSC ADR	98,835	—
*,2	Alrosa PJSC	4,689,820	—
[2]	PhosAgro PJSC	16,169	—
*,2	United Co. Rusal International	4,778,250	—
*,2	Sistema PJSFC GDR (Registered)	185,097	—
[2]	Unipro PJSC	22,147,100	—
*,2	Polyus PJSC	13,891	—
[2]	Raspadskaya OJSC	120,950	—
*,2	RusHydro PJSC	217,254,634	—
*,2	Aeroflot PJSC	1,875,381	—
[2]	Rostelecom PJSC	1,223,758	—
		Shares	Market Value• ($000)
[2]	Tatneft PJSC	470,953	—
[2]	Novolipetskiy Metallurgicheskiy Kombinat PJSC	2,190,647	—
[2]	Mobile TeleSystems PJSC	1,107,812	—
[2]	Magnit PJSC	66,366	—
[2]	Novatek PJSC	2,025,468	—
[2]	Gazprom PJSC	6,439,237	—
*,2	Mosenergo PJSC	17,082,000	—
[2]	Transneft PJSC Preference Shares	2,923	—
*,2	Federal Grid Co.	489,926,667	—
[2]	Lukoil PJSC	221,305	—
[2]	M Video PJSC	79,232	—
[2]	Rosneft Oil Co. PJSC	466,895	—
[2]	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
[2]	Tatneft PJSC Preference Shares	191,100	—
*,2	ROSSETI PJSC	54,338,896	—
[2]	Bashneft PJSC Preference Shares	37,751	—
*,2	Sistema PJSFC	1,475,900	—
[2]	Severstal PAO PJSC	69,236	—
[2]	Surgutneftegas PJSC	3,872,600	—
[2]	Surgutneftegas PJSC Preference Shares	14,258,400	—
*,2	Credit Bank of Moscow PJSC	22,920,900	—
*,2	Sovcomflot PJSC	702,230	—
[2,3]	Segezha Group PJSC	4,388,900	—
*,2	PhosAgro PJSC GDR	1,038	—
[2]	PhosAgro PJSC (Registered) GDR	161,274	—
			1
Saudi Arabia (1.5%)
*	Al Rajhi Bank	3,987,647	90,423
	Saudi National Bank	4,422,973	69,906
[3]	Saudi Arabian Oil Co.	5,706,393	52,958
	Saudi Basic Industries Corp.	1,831,640	43,008
	Saudi Telecom Co.	3,653,875	39,257
*	Saudi Arabian Mining Co.	1,644,387	36,601
	Riyad Bank	2,991,100	28,587
	Saudi British Bank	2,038,439	23,612
	SABIC Agri-Nutrients Co.	475,199	20,078
	Alinma Bank	1,997,974	19,932
	Banque Saudi Fransi	1,197,751	13,768
*	Bank AlBilad	998,660	13,486
	International Co. For Water & Power Projects	271,294	12,558
	Arab National Bank	1,356,188	11,645
	Saudi Electricity Co.	1,581,252	11,354
	Dr Sulaiman Al Habib Medical Services Group Co.	185,889	11,213
	Sahara International Petrochemical Co.	725,880	7,815
	Almarai Co. JSC	512,313	7,672
	Etihad Etisalat Co.	770,496	7,501
	Yanbu National Petrochemical Co.	557,814	6,632
	Bupa Arabia for Cooperative Insurance Co.	115,297	5,922
	Mouwasat Medical Services Co.	95,975	5,587
*	Saudi Kayan Petrochemical Co.	1,482,999	5,195
	Jarir Marketing Co.	118,986	5,190

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bank Al-Jazira	816,327	5,079
	Saudi Investment Bank	988,722	4,770
	Elm Co.	51,417	4,519
	Saudi Industrial Investment Group	749,505	4,478
	Saudi Tadawul Group Holding Co.	73,426	4,238
	Savola Group	528,180	4,115
	Nahdi Medical Co.	77,995	4,107
*	Dar Al Arkan Real Estate Development Co.	1,079,878	3,864
*	Saudi Research & Media Group	64,356	3,447
	Dallah Healthcare Co.	79,646	3,396
	Arabian Internet & Communications Services Co.	50,361	3,322
*	Mobile Telecommunications Co. Saudi Arabia	886,793	3,063
*	Rabigh Refining & Petrochemical Co.	837,491	3,036
	Advanced Petrochemical Co.	255,278	3,005
*	Co. for Cooperative Insurance	123,857	2,791
	Abdullah Al Othaim Markets Co.	89,313	2,698
*	National Industrialization Co.	656,874	2,335
*	Emaar Economic City	892,365	2,279
	Saudi Cement Co.	152,856	2,168
	Southern Province Cement Co.	137,988	2,011
	Saudia Dairy & Foodstuff Co.	31,221	1,952
	Qassim Cement Co.	90,222	1,810
	Arabian Centres Co. Ltd.	326,005	1,694
*	Saudi Airlines Catering Co.	82,072	1,690
	Yanbu Cement Co.	150,883	1,674
	United Electronics Co.	76,972	1,566
*	Seera Group Holding	300,281	1,524
*	Yamama Cement Co.	194,389	1,520
*	Saudi Ground Services Co.	179,263	1,241
	BinDawood Holding Co.	59,310	1,010
			634,302
Singapore (0.9%)
	DBS Group Holdings Ltd.	3,680,634	88,984
	Oversea-Chinese Banking Corp. Ltd.	7,134,202	61,241
	United Overseas Bank Ltd.	2,615,612	51,315
	Singapore Telecommunications Ltd.	15,282,630	26,909
	Keppel Corp. Ltd.	2,833,732	13,948
	CapitaLand Integrated Commercial Trust	10,282,680	13,647
	Ascendas REIT	6,956,841	12,872
	Wilmar International Ltd.	4,266,818	11,689
	Capitaland Investment Ltd.	5,207,628	11,075
	Singapore Exchange Ltd.	1,653,266	9,831
*	Singapore Airlines Ltd.	2,573,056	9,544
		Shares	Market Value• ($000)
	Singapore Technologies Engineering Ltd.	3,176,893	7,406
	Mapletree Logistics Trust	6,499,478	6,976
	Genting Singapore Ltd.	11,932,690	6,786
	Venture Corp. Ltd.	547,282	6,159
	Mapletree Industrial Trust	3,876,842	6,028
	City Developments Ltd.	969,391	5,227
	Mapletree Commercial Trust	4,567,003	5,125
	UOL Group Ltd.	1,038,618	4,537
	Frasers Logistics & Commercial Trust	5,777,034	4,490
	Jardine Cycle & Carriage Ltd.	202,388	4,251
	Suntec REIT	4,345,866	3,963
	Sembcorp Industries Ltd.	1,866,602	3,837
	ComfortDelGro Corp. Ltd.	4,041,791	3,628
	NetLink NBN Trust	5,689,116	3,437
	Keppel DC REIT	2,590,874	3,220
*	Sembcorp Marine Ltd.	31,381,865	2,812
	Keppel REIT	4,245,868	2,684
	Golden Agri-Resources Ltd.	12,902,220	2,646
	Ascott Residence Trust	3,794,591	2,558
*	SATS Ltd.	1,277,617	2,466
	Hutchison Port Holdings Trust Class U	10,440,363	1,705
	Olam Group Ltd.	1,476,613	1,398
	Singapore Post Ltd.	2,976,352	1,137
	StarHub Ltd.	1,459,397	1,103
*	SIA Engineering Co. Ltd.	590,416	901
			405,535
South Africa (1.0%)
	Naspers Ltd. Class N	432,886	44,623
[1]	FirstRand Ltd.	10,091,874	35,281
	MTN Group Ltd.	3,672,525	25,955
	Standard Bank Group Ltd.	2,707,916	25,279
	Sasol Ltd.	1,141,124	19,182
	Absa Group Ltd.	1,698,453	18,444
	Capitec Bank Holdings Ltd.	172,932	17,907
	Impala Platinum Holdings Ltd.	1,657,719	16,973
	Gold Fields Ltd.	1,793,169	14,365
	Sibanye Stillwater Ltd.	5,688,694	13,324
	Shoprite Holdings Ltd.	992,754	12,636
	Anglogold Ltd.	853,441	11,146
	Bid Corp. Ltd.	673,902	10,845
	Sanlam Ltd.	3,585,875	10,453
	Nedbank Group Ltd.	860,144	10,183
	Anglo American Platinum Ltd.	114,767	9,138
	Clicks Group Ltd.	497,591	8,430
	Vodacom Group Ltd.	1,214,939	8,276
	Bidvest Group Ltd.	696,794	8,051
	Remgro Ltd.	1,046,118	7,783
*	Northam Platinum Holdings Ltd.	749,747	7,014
*	Discovery Ltd.	1,062,637	6,951
	Woolworths Holdings Ltd.	1,900,060	6,516
		Shares	Market Value• ($000)
	Aspen Pharmacare Holdings Ltd.	752,442	6,190
	Exxaro Resources Ltd.	490,354	5,464
	Old Mutual Ltd. (XZIM)	9,224,236	5,236
	Mr Price Group Ltd.	536,951	5,168
[1]	Growthpoint Properties Ltd.	6,887,383	4,857
	NEPI Rockcastle NV	945,533	4,752
	Multichoice Group	694,822	4,541
[3]	Pepkor Holdings Ltd.	3,588,225	4,435
	Reinet Investments SCA	276,007	4,426
	Foschini Group Ltd.	658,302	4,116
*	Sappi Ltd.	1,134,512	3,495
	SPAR Group Ltd.	383,682	3,252
	Tiger Brands Ltd.	318,481	3,222
	Life Healthcare Group Holdings Ltd.	2,798,212	3,007
	African Rainbow Minerals Ltd.	211,714	2,981
	Harmony Gold Mining Co. Ltd.	1,068,711	2,960
	Redefine Properties Ltd.	13,152,390	2,925
	Investec Ltd.	577,847	2,841
[1]	AVI Ltd.	672,111	2,692
	Transaction Capital Ltd.	1,134,244	2,535
	Netcare Ltd.	2,887,266	2,456
	Momentum Metropolitan Holdings	2,612,364	2,440
[1]	Rand Merchant Investment Holdings Ltd.	1,529,795	2,370
	Pick n Pay Stores Ltd.	704,024	2,263
	Truworths International Ltd.	765,279	2,178
	Kumba Iron Ore Ltd.	111,511	2,098
	Resilient REIT Ltd.	633,629	1,765
*	Distell Group Holdings Ltd.	155,078	1,465
[3]	Dis-chem Pharmacies Ltd.	718,982	1,314
	Royal Bafokeng Platinum Ltd.	156,952	1,262
	Santam Ltd.	79,784	1,104
			448,565
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	5,727,764	238,389
	Samsung Electronics Co. Ltd. GDR (Registered)	170,690	176,288
	SK Hynix Inc.	1,095,501	63,420
	Samsung SDI Co. Ltd.	105,115	54,230
	Samsung Electronics Co. Ltd. Preference Shares	1,299,839	48,577
	LG Chem Ltd.	94,098	41,294
	NAVER Corp.	291,690	34,600
	Hyundai Motor Co.	279,346	32,191
	Celltrion Inc.	217,395	29,222
*	LG Energy Solution	70,208	25,978
	Kia Corp.	521,535	24,236
*,3	Samsung Biologics Co. Ltd.	37,142	22,825
	Kakao Corp.	613,445	21,762
	Hyundai Mobis Co. Ltd.	124,533	19,101
	Hana Financial Group Inc.	583,909	16,882

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	POSCO Holdings Inc. (XNYS)	360,449	15,636
	KB Financial Group Inc. ADR	443,449	14,873
	KT&G Corp.	215,752	14,490
	Samsung C&T Corp.	169,609	14,080
	Shinhan Financial Group Co. Ltd.	531,187	13,501
*	SK Innovation Co. Ltd.	105,386	12,761
[1]	Shinhan Financial Group Co. Ltd. ADR	484,888	12,263
	LG Electronics Inc.	214,053	12,227
	KB Financial Group Inc.	345,283	11,618
	SK Inc.	73,424	11,002
	POSCO Holdings Inc.	62,791	10,944
	Woori Financial Group Inc.	1,287,669	10,626
	LG Corp.	178,588	9,914
	Samsung Electro-Mechanics Co. Ltd.	113,046	9,574
	Celltrion Healthcare Co. Ltd.	191,277	9,306
	Samsung Fire & Marine Insurance Co. Ltd.	64,321	9,021
	Korea Zinc Co. Ltd.	20,045	8,989
	NCSoft Corp.	31,871	8,707
	HMM Co. Ltd.	585,247	7,829
*	Doosan Heavy Industries & Construction Co. Ltd.	841,224	7,805
[1]	POSCO Chemical Co. Ltd.	54,664	7,633
*	Hanwha Solutions Corp.	230,045	7,603
*	Krafton Inc.	58,801	7,304
*,1	L&F Co. Ltd.	45,323	7,142
	Samsung Life Insurance Co. Ltd.	149,512	7,066
[1]	Ecopro BM Co. Ltd.	79,992	6,443
	Samsung SDS Co. Ltd.	72,398	6,343
	LG Household & Health Care Ltd.	17,685	6,319
	LG Innotek Co. Ltd.	28,703	5,955
*	Korean Air Lines Co. Ltd.	350,612	5,678
*	Samsung Engineering Co. Ltd.	319,653	5,340
*	SK Square Co. Ltd.	199,825	5,167
*,1	HLB Inc. (XKOS)	178,466	5,060
	S-Oil Corp.	83,295	5,051
	CJ CheilJedang Corp.	16,523	4,797
	Korea Aerospace Industries Ltd.	141,224	4,690
	Hyundai Glovis Co. Ltd.	37,080	4,520
*	Samsung Heavy Industries Co. Ltd.	1,246,494	4,500
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	87,062	4,435
	Coway Co. Ltd.	114,300	4,432
	Hyundai Heavy Industries Holdings Co. Ltd.	101,059	4,314
	Hyundai Motor Co. Preference Shares (XKRS)	75,733	4,237
	Yuhan Corp.	100,923	4,232
*	KakaoBank Corp.	345,183	4,132
[1]	LG Display Co. Ltd.	451,071	4,026
		Shares	Market Value• ($000)
	Korea Electric Power Corp.	339,964	3,987
	Industrial Bank of Korea	535,627	3,925
[1]	Amorepacific Corp.	59,333	3,852
	Hankook Tire & Technology Co. Ltd.	148,023	3,792
	DB Insurance Co. Ltd.	90,789	3,583
	Hyundai Engineering & Construction Co. Ltd.	139,403	3,408
	LG Uplus Corp.	423,550	3,401
*	Kangwon Land Inc.	210,342	3,391
	GS Holdings Corp.	104,690	3,377
	LG Chem Ltd. Preference Shares	15,955	3,234
	Kumho Petrochemical Co. Ltd.	35,206	3,228
	F&F Co. Ltd.	31,624	3,222
	Hanwha Aerospace Co. Ltd.	69,051	3,216
*	HYBE Co. Ltd.	36,910	3,124
	Orion Corp.Republic of Korea	43,511	3,096
	Lotte Chemical Corp.	29,603	3,067
	Hyundai Steel Co.	151,931	2,990
	SKC Co. Ltd.	39,294	2,846
[1]	Hotel Shilla Co. Ltd.	61,933	2,820
	Samsung Securities Co. Ltd.	124,856	2,778
	Hyundai Marine & Fire Insurance Co. Ltd.	117,784	2,751
	Korea Investment Holdings Co. Ltd.	77,806	2,701
*	Hyundai Mipo Dockyard Co. Ltd.	40,987	2,638
	Hanmi Pharm Co. Ltd.	14,715	2,611
	BNK Financial Group Inc.	579,637	2,605
[1]	OCI Co. Ltd.	35,875	2,562
	Hyundai Motor Co. Preference Shares	45,038	2,476
	Cheil Worldwide Inc.	142,874	2,448
	Fila Holdings Corp.	104,258	2,388
	E-MART Inc.	39,036	2,314
	Mando Corp.	64,363	2,228
*	Hyundai Heavy Industries Co. Ltd.	29,013	2,216
	Mirae Asset Securities Co. Ltd.	478,365	2,129
*	SK Bioscience Co. Ltd.	39,152	2,071
*,1	Korea Electric Power Corp. ADR	350,836	2,059
	Shinsegae Inc.	13,585	2,023
*,1	SK Biopharmaceuticals Co. Ltd.	49,328	2,008
	GS Engineering & Construction Corp.	127,553	1,938
	NH Investment & Securities Co. Ltd.	294,456	1,851
*,3	SK IE Technology Co. Ltd.	50,573	1,841
*	Pearl Abyss Corp.	61,474	1,790
*,1	Celltrion Pharm Inc.	37,262	1,768
	Hanon Systems	322,271	1,761
*,1	Alteogen Inc.	66,757	1,714
	SK Chemicals Co. Ltd.	26,138	1,619
	LS Corp.	34,584	1,611
	BGF retail Co. Ltd.	12,214	1,597
*	Kakao Games Corp.	57,389	1,587
	S-1 Corp.	36,114	1,581
		Shares	Market Value• ($000)
	Samsung Card Co. Ltd.	68,163	1,478
	DL E&C Co. Ltd.	60,827	1,468
	Iljin Materials Co. Ltd.	34,414	1,460
	KCC Corp.	8,532	1,457
	DGB Financial Group Inc.	302,310	1,440
	SD Biosensor Inc.	69,302	1,434
	LOTTE Fine Chemical Co. Ltd.	36,234	1,425
	Posco International Corp.	97,482	1,410
	GS Retail Co. Ltd.	76,397	1,360
	Lotte Shopping Co. Ltd.	22,219	1,360
	Samsung SDI Co. Ltd. Preference Shares	5,571	1,331
	Hanwha Corp.	74,671	1,329
	Hyundai Wia Corp.	31,000	1,326
[1]	NongShim Co. Ltd.	6,244	1,323
	Korea Gas Corp.	53,684	1,310
	LG Electronics Inc. Preference Shares	45,722	1,270
[1]	SK Telecom Co. Ltd. ADR	64,909	1,270
*,1	Hanjin Kal Corp.	43,742	1,219
	SK Telecom Co. Ltd.	34,623	1,217
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	94,707	1,215
	CJ Corp.	23,616	1,189
	Lotte Corp.	51,332	1,173
	Pan Ocean Co. Ltd.	388,565	1,170
[1,3]	Netmarble Corp.	35,783	1,118
	Hite Jinro Co. Ltd.	60,827	1,094
*	Daewoo Engineering & Construction Co. Ltd.	368,036	1,084
	Hyundai Department Store Co. Ltd.	28,501	1,081
[1]	Seegene Inc.	53,750	1,081
	Doosan Bobcat Inc.	45,264	1,062
[1]	Wemade Co. Ltd.	33,650	1,043
*,1	Hyundai Doosan Infracore Co. Ltd.	266,519	1,036
[1]	DL Holdings Co. Ltd.	23,784	1,025
[1]	Green Cross Corp.	11,458	1,023
[1]	AMOREPACIFIC Group	58,539	1,014
	Shin Poong Pharmaceutical Co. Ltd.	66,853	1,012
*	Kakaopay Corp.	40,763	1,009
	CJ ENM Co. Ltd.	19,381	997
*,1	CJ Logistics Corp.	15,917	980
*,1	Paradise Co. Ltd.	91,433	910
	KEPCO Plant Service & Engineering Co. Ltd.	40,103	897
	LG Household & Health Care Ltd. Preference Shares	4,509	887
	Dongsuh Cos. Inc.	59,769	855
	Hanwha Life Insurance Co. Ltd.	558,778	855
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	7,608	854
	Mirae Asset Securities Co. Ltd. Preference Shares	333,315	847
	SK Networks Co. Ltd.	293,505	829

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	SSANGYONG C&E Co. Ltd.	206,496	823
	Ottogi Corp.	2,473	766
[1]	Meritz Financial Group Inc.	49,443	751
	Hanwha Corp. Preference Shares	65,914	647
	Solus Advanced Materials Co. Ltd.	26,324	619
	Hanmi Science Co. Ltd.	27,157	609
	Lotte Chilsung Beverage Co. Ltd.	5,667	558
*	NHN Corp.	31,965	514
	Amorepacific Corp. Preference Shares	19,249	497
[1]	Hanssem Co. Ltd.	17,980	472
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	4,186	166
*,1	HLB Inc. Rights Exp. 12/2/22	15,982	110
	CJ CheilJedang Corp. Preference Shares	649	75
			1,397,637
Spain (1.5%)
	Iberdrola SA (XMAD)	12,124,175	123,294
	Banco Santander SA	33,804,496	87,671
	Banco Bilbao Vizcaya Argentaria SA	12,431,615	64,132
	Industria de Diseno Textil SA	2,136,478	48,494
*	Amadeus IT Group SA	864,965	45,113
[3]	Cellnex Telecom SA	1,223,523	40,046
	Telefonica SA	10,370,325	35,749
	Repsol SA	2,551,008	34,705
	CaixaBank SA	8,765,057	29,065
	Ferrovial SA	955,005	23,339
*,3	Aena SME SA	143,717	16,891
	Red Electrica Corp. SA	877,298	14,191
	ACS Actividades de Construccion y Servicios SA	431,513	11,073
	Endesa SA	640,175	10,696
	Bankinter SA	1,397,587	8,454
	Acciona SA	46,913	8,447
	Enagas SA	499,894	8,115
*	Siemens Gamesa Renewable Energy SA	451,738	8,009
	Naturgy Energy Group SA	292,165	7,498
	Merlin Properties Socimi SA	697,063	5,909
*	Grifols SA	603,986	5,139
	Corp. ACCIONA Energias Renovables SA	114,053	4,485
*	Grifols SA Preference Shares	615,901	3,852
	Inmobiliaria Colonial Socimi SA	693,410	3,657
	Mapfre SA	1,991,733	3,416
	Fluidra SA	228,735	3,106
			654,546
Sweden (2.0%)
	Investor AB Class B	3,634,513	59,317
	Atlas Copco AB Class A	5,121,818	54,666
	Volvo AB Class B	3,094,638	50,650
	Hexagon AB Class B	3,828,746	37,851
		Shares	Market Value• ($000)
	Assa Abloy AB Class B	1,868,183	37,722
	Sandvik AB	2,190,507	34,230
	Telefonaktiebolaget LM Ericsson Class B	6,104,089	33,935
	Swedish Match AB	3,007,144	30,928
	Skandinaviska Enskilda Banken AB Class A	2,903,199	30,610
	Swedbank AB Class A	2,046,166	30,504
[3]	Evolution AB	325,535	30,367
	Atlas Copco AB Class B	3,095,937	29,941
	Svenska Handelsbanken AB Class A	2,992,575	27,804
	Essity AB Class B	1,240,311	26,206
	Nibe Industrier AB Class B	2,966,356	23,662
	Epiroc AB Class A	1,318,888	20,190
	Investor AB Class A	1,139,599	19,379
[1]	H & M Hennes & Mauritz AB Class B	1,785,427	17,983
	Boliden AB	558,004	16,227
	Alfa Laval AB	630,966	15,531
	Svenska Cellulosa AB SCA Class B	1,225,651	14,460
	Telia Co. AB	5,232,715	13,865
	SKF AB Class B	785,735	11,374
	EQT AB	577,475	11,365
	Skanska AB Class B	730,664	11,363
	Trelleborg AB Class B	478,375	10,533
	Indutrade AB	570,649	9,991
	Industrivarden AB Class A	423,833	9,599
	Epiroc AB Class B	712,047	9,561
	Getinge AB Class B	455,799	9,250
	Tele2 AB Class B	1,127,223	9,239
	Industrivarden AB Class C	381,696	8,571
	Securitas AB Class B	1,005,517	8,216
	Beijer Ref AB Class B	496,749	7,701
	Holmen AB Class B	194,256	7,050
	Volvo AB Class A	395,382	6,754
	Lifco AB Class B	466,663	6,743
*	Swedish Orphan Biovitrum AB	362,972	6,686
	Saab AB Class B	184,266	6,511
	Sagax AB Class B	336,923	6,209
	Castellum AB	529,326	6,052
*	Kinnevik AB Class B	487,682	6,025
	L E Lundbergforetagen AB Class B	151,975	5,998
	Electrolux AB Class B	447,619	5,522
	Axfood AB	216,965	5,372
	Husqvarna AB Class B	820,630	4,872
	Investment AB Latour Class B	286,929	4,847
*	Volvo Car AB Class B	1,097,080	4,656
*	Fastighets AB Balder Class B	1,225,721	4,601
	Sweco AB Class B	409,289	3,075
	Vitrolife AB	131,584	2,127
*	Alleima AB	428,639	1,460
	Svenska Handelsbanken AB Class B	96,800	1,059
	Sagax AB Class D	339,857	818
	Telefonaktiebolaget LM Ericsson Class A	101,193	601
		Shares	Market Value• ($000)
	Skandinaviska Enskilda Banken AB Class C	33,491	382
	Svenska Cellulosa AB SCA Class A	31,616	382
	Husqvarna AB Class A	55,562	331
			870,924
Switzerland (6.3%)
	Nestle SA (Registered)	5,488,928	597,518
	Roche Holding AG	1,411,867	468,455
	Novartis AG (Registered)	4,172,981	337,556
	Zurich Insurance Group AG	301,933	128,676
	Cie Financiere Richemont SA Class A (Registered)	1,040,415	101,683
	UBS Group AG (Registered)	6,202,249	98,331
	ABB Ltd. (Registered)	3,093,042	85,895
	Lonza Group AG (Registered)	150,648	77,551
	Sika AG (Registered)	311,558	70,249
	Alcon Inc.	937,428	57,076
	Givaudan SA (Registered)	18,801	56,158
	Holcim Ltd.	1,111,898	50,516
	Swiss Re AG	587,625	43,652
	Partners Group Holding AG	45,660	40,984
	Geberit AG (Registered)	71,348	31,717
	Swiss Life Holding AG (Registered)	61,796	29,923
	SGS SA (Registered)	12,032	26,525
	Swisscom AG (Registered)	51,380	25,371
	Sonova Holding AG (Registered)	104,774	24,765
	Roche Holding AG (Bearer)	55,628	22,579
	Credit Suisse Group AG (Registered)	5,288,252	21,906
	Kuehne + Nagel International AG (Registered)	101,919	21,695
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,189	21,008
	Julius Baer Group Ltd.	431,778	20,716
	Straumann Holding AG	217,364	20,687
	Chocoladefabriken Lindt & Spruengli AG (Registered)	200	19,438
	SIG Combibloc Group AG	776,832	14,933
	Logitech International SA (Registered)	292,936	14,568
	Swatch Group AG (Bearer)	61,891	13,907
	Schindler Holding AG Ptg. Ctf.	85,190	13,892
	Barry Callebaut AG (Registered)	7,268	13,750
	Baloise Holding AG (Registered)	91,900	12,556
	Swiss Prime Site AG (Registered)	153,717	12,404
[3]	VAT Group AG	52,359	11,954
	Adecco Group AG (Registered)	324,332	10,150
	Tecan Group AG (Registered)	25,737	9,441

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	PSP Swiss Property AG (Registered)	88,051	9,406
	EMS-Chemie Holding AG (Registered)	14,430	9,073
	Georg Fischer AG	163,176	9,037
	Belimo Holding AG (Registered)	18,704	7,618
	Clariant AG (Registered)	461,448	7,416
	Temenos AG (Registered)	122,663	7,306
	Helvetia Holding AG (Registered)	71,245	7,075
*	Flughafen Zurich AG (Registered)	37,907	5,881
	Schindler Holding AG (Registered)	36,163	5,693
	DKSH Holding AG	71,262	5,141
	Banque Cantonale Vaudoise (Registered)	56,546	5,032
	Bachem Holding AG Class B	62,009	4,446
	BKW AG	35,781	4,174
	Emmi AG (Registered)	3,886	3,101
	Swatch Group AG (Registered)	71,993	3,008
*	Accelleron Industries AG	151,186	2,564
	Vifor Pharma AG	11,424	2,042
			2,726,198
Taiwan (3.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	30,288,873	364,139
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,624,217	223,071
	Hon Hai Precision Industry Co. Ltd.	24,309,823	77,210
	MediaTek Inc.	3,030,700	55,244
	Delta Electronics Inc.	4,404,676	35,047
	Nan Ya Plastics Corp.	11,501,615	24,370
	Fubon Financial Holding Co. Ltd.	15,030,172	23,741
	CTBC Financial Holding Co. Ltd.	37,014,939	23,384
	Mega Financial Holding Co. Ltd.	22,754,821	21,081
	China Steel Corp.	25,077,234	20,875
	E.Sun Financial Holding Co. Ltd.	27,626,261	19,854
	Uni-President Enterprises Corp.	9,745,487	19,791
	Cathay Financial Holding Co. Ltd.	16,879,661	19,754
	Formosa Plastics Corp.	7,594,873	19,568
[1]	United Microelectronics Corp. ADR	2,820,176	16,724
	ASE Technology Holding Co. Ltd.	6,702,449	16,549
	First Financial Holding Co. Ltd.	21,257,876	16,307
	Taiwan Cooperative Financial Holding Co. Ltd.	20,583,993	15,949
	Formosa Chemicals & Fibre Corp.	7,118,306	15,343
	Chunghwa Telecom Co. Ltd. ADR	445,535	15,331
	Yuanta Financial Holding Co. Ltd.	24,353,070	14,870
	Shares	Market Value• ($000)
Hua Nan Financial Holdings Co. Ltd.	20,748,170	13,536
Chailease Holding Co. Ltd.	2,806,380	12,945
United Microelectronics Corp.	10,242,978	12,317
China Development Financial Holding Corp.	33,000,019	12,008
Largan Precision Co. Ltd.	208,848	11,949
Hotai Motor Co. Ltd.	648,000	11,724
E Ink Holdings Inc.	1,825,000	11,596
Chunghwa Telecom Co. Ltd.	3,328,207	11,475
Quanta Computer Inc.	5,404,598	11,448
Taiwan Cement Corp. (XTAI)	12,079,146	11,326
Sinopac Holdings Co.	21,712,651	10,834
Asustek Computer Inc.	1,444,026	10,558
Taiwan Mobile Co. Ltd.	3,493,713	10,302
Unimicron Technology Corp.	2,559,975	9,836
Shanghai Commercial & Savings Bank Ltd.	6,644,000	9,563
Taishin Financial Holding Co. Ltd.	23,292,530	9,559
President Chain Store Corp.	1,135,904	9,445
Yageo Corp.	820,251	9,299
Novatek Microelectronics Corp.	1,179,916	8,791
Evergreen Marine Corp. Taiwan Ltd.	2,051,520	8,728
Lite-On Technology Corp.	4,322,767	8,560
Accton Technology Corp.	1,096,000	8,242
Far Eastern New Century Corp.	7,974,819	7,949
Realtek Semiconductor Corp.	988,768	7,795
Walsin Lihwa Corp.	6,994,643	7,737
Silergy Corp.	660,000	7,611
Pegatron Corp.	4,143,038	7,574
Advantech Co. Ltd.	829,536	7,515
Catcher Technology Co. Ltd.	1,424,153	7,481
Airtac International Group	316,773	7,249
Formosa Petrochemical Corp.	2,759,580	7,100
Far EasTone Telecommunications Co. Ltd.	3,214,643	7,048
Chang Hwa Bank	13,421,653	6,907
Shin Kong Financial Holdings Co. Ltd.	27,457,986	6,807
Yang Ming Marine Transport Corp.	3,518,000	6,549
Innolux Corp.	16,728,274	6,135
Ruentex Development Co. Ltd.	4,759,500	5,842
Asia Cement Corp.	4,968,519	5,745
Powerchip Semiconductor Manufacturing Corp.	5,800,000	5,521
Compal Electronics Inc.	8,358,510	5,467
		Shares	Market Value• ($000)
	Voltronic Power Technology Corp.	132,000	5,352
	Eclat Textile Co. Ltd.	400,398	5,254
	Auo Corp.	694,430	4,930
	Globalwafers Co. Ltd.	434,000	4,810
	eMemory Technology Inc.	141,000	4,675
	Micro-Star International Co. Ltd.	1,375,000	4,657
	Wistron Corp.	5,691,445	4,595
	Pou Chen Corp.	5,429,125	4,583
	Inventec Corp.	6,017,064	4,550
	Synnex Technology International Corp.	2,719,889	4,428
	Feng TAY Enterprise Co. Ltd.	888,532	4,413
*	Oneness Biotech Co. Ltd.	605,000	4,272
	Sino-American Silicon Products Inc.	1,097,000	4,207
	Zhen Ding Technology Holding Ltd.	1,282,000	4,202
	Taiwan High Speed Rail Corp.	4,674,000	4,072
	Taiwan Business Bank	10,797,038	3,997
	Wiwynn Corp.	177,000	3,965
	Wan Hai Lines Ltd.	1,884,812	3,946
	Acer Inc.	5,637,396	3,857
	Giant Manufacturing Co. Ltd.	604,625	3,848
	Powertech Technology Inc.	1,648,000	3,806
	Vanguard International Semiconductor Corp.	1,845,466	3,789
	Eva Airways Corp.	5,149,188	3,718
	Cheng Shin Rubber Industry Co. Ltd.	3,713,222	3,715
	Winbond Electronics Corp.	6,078,000	3,664
	AU Optronics Corp.	6,893,600	3,598
	Teco Electric and Machinery Co. Ltd.	3,969,000	3,506
	ASPEED Technology Inc.	61,400	3,183
	Foxconn Technology Co. Ltd.	2,247,925	3,147
	Win Semiconductors Corp.	817,000	3,083
	China Airlines Ltd.	5,706,913	2,987
	Chicony Electronics Co. Ltd.	1,192,337	2,958
	Nanya Technology Corp.	1,743,600	2,939
	Hiwin Technologies Corp.	570,664	2,932
	Nan Ya Printed Circuit Board Corp.	421,000	2,747
	Parade Technologies Ltd.	140,000	2,636
	Walsin Technology Corp.	1,033,000	2,521
	Taiwan Fertilizer Co. Ltd.	1,488,000	2,413
*	HTC Corp.	1,479,570	2,308
	Taiwan Glass Industry Corp.	3,358,089	2,121
	Nien Made Enterprise Co. Ltd.	275,000	2,120
	Eternal Materials Co. Ltd.	2,010,398	1,863
	ENNOSTAR Inc.	1,354,000	1,720
	Far Eastern International Bank	5,220,953	1,715

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Taiwan Secom Co. Ltd.	580,725	1,664
	Yulon Motor Co. Ltd.	1,151,377	1,627
	momo.com Inc.	108,720	1,622
	Formosa Taffeta Co. Ltd.	2,015,000	1,602
	Genius Electronic Optical Co. Ltd.	170,000	1,578
	ASMedia Technology Inc.	79,000	1,418
	Capital Securities Corp.	4,156,587	1,288
	Transcend Information Inc.	508,455	1,015
	U-Ming Marine Transport Corp.	889,000	968
	Advanced Energy Solution Holding Co. Ltd.	48,000	834
	China Motor Corp.	560,642	726
	ASE Technology Holding Co. Ltd. ADR	133,542	680
*	OBI Pharma Inc.	326,960	661
	Formosa Sumco Technology Corp.	128,000	575
	Yulon Nissan Motor Co. Ltd.	50,000	278
[3]	Taiwan Cement Corp.	50,916	239
			1,590,852
Thailand (0.7%)
	PTT PCL	29,137,078	27,574
	CP ALL PCL	12,360,675	19,497
*	Airports of Thailand PCL	8,502,851	16,541
	Bangkok Dusit Medical Services PCL Class F	18,615,200	14,448
	PTT Exploration & Production PCL	2,863,461	13,691
	Advanced Info Service PCL	2,323,396	11,675
	Gulf Energy Development PCL	8,650,940	11,497
	Central Pattana PCL	5,396,082	9,763
	Delta Electronics Thailand PCL	634,056	9,695
	Kasikornbank PCL	2,298,618	8,844
	Energy Absolute PCL (XBKK)	3,162,841	8,052
	Charoen Pokphand Foods PCL	9,995,428	6,646
*	Minor International PCL	8,818,055	6,550
	Siam Cement PCL (Registered)	751,894	6,403
	SCB X PCL Foreign	2,274,644	6,355
	Siam Cement PCL NDVR	739,280	6,296
	Central Retail Corp. PCL	5,684,897	6,274
	Bumrungrad Hospital PCL	994,905	5,931
[1]	Krung Thai Bank PCL	12,459,162	5,741
	Indorama Ventures PCL	5,180,915	5,741
	Intouch Holdings PCL Class F	2,872,259	5,437
	PTT Global Chemical PCL	4,409,287	5,052
	Home Product Center PCL	12,145,592	4,667
	Bangkok Bank PCL NVDR	1,078,300	4,129
[1]	Banpu PCL (Registered)	12,163,808	3,998
		Shares	Market Value• ($000)
	SCG Packaging PCL	2,835,300	3,878
	Bangkok Expressway & Metro PCL	15,637,782	3,864
[1]	Krungthai Card PCL	2,533,621	3,801
	BTS Group Holdings PCL	17,327,021	3,778
	Digital Telecommunications Infrastructure Fund Class F	10,445,639	3,703
	Thai Oil PCL	2,568,402	3,693
	SCB X PCL NVDR	1,230,600	3,438
	PTT Oil & Retail Business PCL	5,398,700	3,423
	TMBThanachart Bank PCL	90,664,596	3,245
[1]	Kasikornbank PCL NVDR	808,437	3,111
	Thai Union Group PCL Class F	6,518,763	3,085
[1]	Siam Makro PCL	2,971,387	2,816
	True Corp. PCL	20,687,162	2,700
	Land & Houses PCL (Registered)	10,630,708	2,569
	Electricity Generating PCL	528,279	2,368
	Asset World Corp. PCL	14,493,308	2,327
	Ratch Group PCL	2,152,092	2,317
	Global Power Synergy PCL Class F	1,400,152	2,282
	Osotspa PCL	2,721,791	1,898
	Berli Jucker PCL	2,077,782	1,866
[1]	IRPC PCL	20,609,489	1,703
	Carabao Group PCL Class F	706,977	1,679
	Land & Houses PCL NVDR	6,394,100	1,545
[1]	Srisawad Corp. PCL	1,308,304	1,412
[1]	Muangthai Capital PCL	1,426,662	1,361
[1]	B Grimm Power PCL	1,459,652	1,294
	Total Access Communication PCL	1,039,849	1,232
	Bangkok Bank PCL (Registered)	270,602	1,036
[1]	Siam City Cement PCL	177,239	703
	Bangkok Life Assurance PCL	716,902	616
[1]	Sri Trang Gloves Thailand PCL	1,807,810	528
	Intouch Holdings PCL NVDR	273,800	518
[1]	Central Pattana PCL NVDR	258,400	468
	Energy Absolute PCL	164,500	419
[1]	Total Access Communication PCL NDVR	270,000	320
[1]	Bangkok Life Assurance PCL NVDR	354,600	305
	Bumrungrad Hospital PCL NDVR	50,700	302
*,2	Thai Union Group PCL	369,689	171
	Krung Thai Bank PCL NDVR	166,000	77
			306,348
Turkey (0.2%)
	BIM Birlesik Magazalar A/S	922,045	6,639
*	Turk Hava Yollari AO	1,130,081	6,151
		Shares	Market Value• ($000)
	Turkiye Sise ve Cam Fabrikalari A/S	3,060,932	5,458
*	Turkiye Petrol Rafinerileri A/S	259,034	5,247
	KOC Holding A/S	1,751,569	5,225
	Akbank TAS	6,293,004	4,947
*	Sasa Polyester Sanayi A/S	684,694	4,410
	Eregli Demir ve Celik Fabrikalari TAS	2,742,420	4,370
*	Hektas Ticaret TAS	2,389,479	3,674
	Enka Insaat ve Sanayi A/S	3,582,037	3,608
	Turkcell Iletisim Hizmetleri A/S	2,409,536	3,326
	Haci Omer Sabanci Holding A/S	1,799,946	3,241
	Turkiye Is Bankasi A/S Class C	6,313,240	3,163
	Yapi ve Kredi Bankasi A/S	5,538,422	2,742
	Ford Otomotiv Sanayi A/S	127,094	2,480
	Aselsan Elektronik Sanayi Ve Ticaret A/S	1,204,086	2,085
	Aksa Enerji Uretim A/S Class B	929,564	2,068
*	Petkim Petrokimya Holding A/S	2,452,872	1,755
	Turkiye Garanti Bankasi A/S	1,221,957	1,544
*	TAV Havalimanlari Holding A/S	347,561	1,464
*	Penta Teknoloji Urunleri Dag	392,868	1,414
*	Gubre Fabrikalari TAS	169,759	1,330
	Tofas Turk Otomobil Fabrikasi A/S	244,852	1,292
	Arcelik A/S	303,273	1,282
*	Pegasus Hava Tasimaciligi A/S	72,820	1,252
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,898,265	1,220
	Coca-Cola Icecek A/S	128,158	1,184
	AG Anadolu Grubu Holding A/S	251,210	1,161
*	Migros Ticaret A/S	177,614	1,155
*	Can2 Termik AS	146,957	1,129
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	413,314	1,063
	Koza Altin Isletmeleri A/S	94,353	987
*	Turkiye Vakiflar Bankasi TAO Class D	2,061,525	948
	Alarko Holding A/S	263,407	909
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,693,244	876
	Aksa Akrilik Kimya Sanayii A/S	227,798	852
	Turk Telekomunikasyon A/S	1,067,656	711
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	638
	Tekfen Holding A/S	357,302	634
*	Sok Marketler Ticaret A/S	498,958	634
	Dogan Sirketler Grubu Holding A/S	1,866,875	597
	Nuh Cimento Sanayi A/S	122,088	574

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Oyak Cimento Fabrikalari A/S	624,309	564
*,3	MLP Saglik Hizmetleri A/S	157,139	550
	Turk Traktor ve Ziraat Makineleri A/S	26,114	534
	Borusan Yatirim ve Pazarlama A/S	13,383	534
*	Turkiye Halk Bankasi A/S	1,203,597	533
	Is Yatirim Menkul Degerler A/S	243,982	473
[3]	Enerjisa Enerji A/S	428,357	472
	Dogus Otomotiv Servis ve Ticaret A/S	64,910	428
	Otokar Otomotiv Ve Savunma Sanayi A/S	14,585	415
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,759,881	413
	EGE Endustri VE Ticaret A/S	2,248	399
	Kordsa Teknik Tekstil A/S	112,344	387
	Iskenderun Demir ve Celik A/S	273,450	374
	Vestel Elektronik Sanayi ve Ticaret A/S	149,525	371
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	347
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	314,404	336
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,132,852	329
	Aygaz A/S	102,347	324
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	93,395	237
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	249,669	231
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	176,657	204
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	191
			104,085
United Arab Emirates (0.5%)
	Emirates Telecommunications Group Co. PJSC	7,077,304	49,740
	First Abu Dhabi Bank PJSC	8,984,298	43,814
*	Alpha Dhabi Holding PJSC	2,723,756	18,171
	Abu Dhabi Commercial Bank PJSC	5,636,743	14,510
	Emaar Properties PJSC	8,163,058	13,475
	Dubai Islamic Bank PJSC	5,811,498	9,207
	Aldar Properties PJSC	7,207,229	8,478
	Abu Dhabi Islamic Bank PJSC	2,978,840	7,708
*	Multiply Group	6,848,161	7,384
	Abu Dhabi National Oil Co. for Distribution PJSC	5,827,226	7,162
	Dubai Electricity & Water Authority PJSC	6,810,534	4,526
*	Q Holding PJSC	4,112,712	4,429
		Shares	Market Value• ($000)
	Fertiglobe plc	2,369,418	3,282
	ADNOC Drilling Co. PJSC	3,194,218	2,912
	Borouge plc	3,746,340	2,772
*	Abu Dhabi Ports Co. PJSC	1,781,131	2,752
	Air Arabia PJSC	4,627,370	2,570
	Dubai Investments PJSC	4,174,704	2,477
*	Emaar Development PJSC	1,643,346	1,914
	Dana Gas PJSC	7,038,745	1,802
	Dubai Financial Market PJSC	3,201,832	1,231
*	Apex Investments Co. PSC	1,019,338	1,065
*	Al Seer Marine Supplies + Eq	390,180	961
	Aramex PJSC	929,186	919
			213,261
United Kingdom (10.1%)
	Shell plc (XLON)	14,902,730	412,829
	AstraZeneca plc	3,008,716	353,019
	HSBC Holdings plc	40,995,568	210,391
	BP plc	37,788,374	209,068
	Diageo plc	4,594,017	189,055
	British American Tobacco plc	4,562,112	180,174
	Glencore plc	26,644,989	152,758
	GSK plc	8,136,777	133,289
	Unilever plc	2,597,169	118,541
	Unilever plc (XLON)	2,570,744	116,851
	Rio Tinto plc	2,215,493	115,785
	Reckitt Benckiser Group plc	1,456,171	96,637
	National Grid plc	7,426,478	80,912
	Compass Group plc	3,625,364	76,357
	Anglo American plc	2,457,736	73,619
	Lloyds Banking Group plc	139,284,515	66,894
	London Stock Exchange Group plc	745,150	64,591
	RELX plc	2,277,136	61,165
	BAE Systems plc	6,427,509	60,120
	Vodafone Group plc	51,126,669	59,685
	Experian plc	1,871,230	59,665
	Barclays plc	32,903,856	55,912
	CRH plc (XDUB)	1,555,533	55,879
	Prudential plc (XLON)	5,600,060	52,023
	Imperial Brands plc	1,924,452	46,878
	Ferguson plc	429,131	46,800
	Ashtead Group plc	898,204	46,790
	RELX plc (XLON)	1,494,869	40,184
	SSE plc	2,174,734	38,864
	Tesco plc	15,069,902	37,221
	Legal & General Group plc	12,090,473	32,345
	Rentokil Initial plc	5,138,691	32,066
*	Haleon plc	10,174,975	31,201
	Standard Chartered plc	4,976,735	29,735
	NatWest Group plc	10,351,352	27,879
	Aviva plc	5,694,985	27,317
*	Flutter Entertainment plc (XDUB)	203,930	27,029
	3i Group plc	1,939,559	25,832
	Bunzl plc	686,297	22,363
	Segro plc	2,442,525	21,983
	Croda International plc	274,644	21,277
	BT Group plc	14,152,959	21,091
	Smith & Nephew plc	1,778,722	21,019
		Shares	Market Value• ($000)
*	Flutter Entertainment plc	153,048	20,213
	InterContinental Hotels Group plc	372,302	20,004
	WPP plc	2,173,244	19,125
	Halma plc	771,604	18,711
	Informa plc	2,927,005	18,651
	Spirax-Sarco Engineering plc	149,642	18,441
	Smurfit Kappa Group plc	530,540	17,499
	Sage Group plc	2,073,779	17,284
	Entain plc	1,191,902	17,243
	Burberry Group plc	800,006	16,670
	Mondi plc (XLON)	987,411	16,567
	Pearson plc	1,492,490	16,497
*	Rolls-Royce Holdings plc	17,082,379	15,321
	United Utilities Group plc	1,386,900	14,945
	Severn Trent plc	508,985	14,608
	Next plc	250,776	14,164
	Intertek Group plc	328,779	13,773
	Admiral Group plc	578,694	13,383
	St. James's Place plc	1,083,695	13,234
	Smiths Group plc	735,926	13,182
	Whitbread plc	409,274	12,046
[3]	Auto Trader Group plc	1,873,503	11,214
	DCC plc	200,244	11,114
	Associated British Foods plc	708,694	10,984
	Melrose Industries plc	8,183,135	10,977
	Centrica plc	11,975,689	10,523
	Electrocomponents plc	955,818	10,517
	M&G plc	5,150,010	10,350
	Kingfisher plc	4,040,543	10,152
	Persimmon plc	663,291	9,925
	Rightmove plc	1,692,511	9,531
	Land Securities Group plc	1,456,556	9,524
	Antofagasta plc	702,398	9,465
	Phoenix Group Holdings plc	1,489,603	9,271
	Weir Group plc	528,032	9,200
	Barratt Developments plc	2,076,120	8,954
	Coca-Cola HBC AG	397,559	8,684
	AVEVA Group plc	241,162	8,631
	DS Smith plc	2,578,829	8,600
[3]	ConvaTec Group plc	3,315,374	8,296
	Berkeley Group Holdings plc	208,246	8,286
	Johnson Matthey plc	368,677	8,184
	Abrdn plc	4,345,112	7,918
	British Land Co. plc	1,870,381	7,846
	J Sainsbury plc	3,509,586	7,823
	Taylor Wimpey plc	7,143,761	7,680
	HomeServe plc	563,814	7,674
	IMI plc	520,105	7,327
*	Wise plc Class A	948,840	7,227
	Intermediate Capital Group plc	591,477	7,202
	B&M European Value Retail SA	1,891,262	6,989
	Hiscox Ltd.	676,392	6,968
	Dechra Pharmaceuticals plc	224,761	6,757
	Hargreaves Lansdown plc	766,040	6,695
	UNITE Group plc	652,707	6,667
	Howden Joinery Group plc	1,120,251	6,599
	Tate & Lyle plc	812,635	6,530

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Endeavour Mining plc	374,139	6,507
*	Ocado Group plc	1,181,128	6,403
	Direct Line Insurance Group plc	2,673,560	6,177
	Schroders plc	1,324,844	5,949
	ITV plc	7,496,962	5,772
	JD Sports Fashion plc	4,978,347	5,563
	Bellway plc	249,907	5,315
	Pennon Group plc	527,882	5,073
	Derwent London plc	203,273	5,031
	Hikma Pharmaceuticals plc	323,477	4,644
	Royal Mail plc	1,775,637	4,108
*,1	TUI AG	2,445,394	3,691
	Dr. Martens plc	1,151,776	3,276
*,1	International Consolidated Airlines Group SA	2,254,448	3,136
	Fresnillo plc	369,428	3,089
*	easyJet plc	741,836	2,954
	Airtel Africa plc	2,184,131	2,827
	Renishaw plc	68,468	2,747
[2]	Evraz plc	1,117,658	—
*,2	NMC Health plc	140,418	—
			4,387,200
Total Common Stocks (Cost $43,141,849)			43,263,166
		Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 3.117% (Cost $355,020)	3,551,499	355,079
Total Investments (100.3%) (Cost $43,496,869)			43,618,245
Other Assets and Liabilities—Net (-0.3%)			(111,489)
Net Assets (100%)			43,506,756
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $317,345,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $1,137,821,000, representing 2.6% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $349,634,000 was received for securities on loan, of which $280,595,000 is held in Vanguard Market Liquidity Fund and $69,039,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2022	2,142	188,057	2,322
MSCI Emerging Markets Index	December 2022	1,926	82,201	(5,804)
S&P ASX 200 Index	December 2022	59	6,469	(144)
Topix Index	December 2022	26	3,368	30
				(3,596)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	12/21/22	AUD	34,279	USD	21,528	436	—
Goldman Sachs International	12/21/22	BRL	29,238	USD	5,475	122	—
HSBC Bank plc	12/21/22	GBP	22,041	USD	24,776	548	—
Barclays Bank plc	12/21/22	HKD	139,056	USD	17,733	—	(6)
BNP Paribas	12/21/22	INR	1,207,840	USD	15,015	—	(488)
UBS AG	12/21/22	INR	619,078	USD	7,711	—	(265)
HSBC Bank plc	12/21/22	INR	597,881	USD	7,425	—	(233)
Citibank, N.A.	12/21/22	INR	594,801	USD	7,373	—	(219)
Barclays Bank plc	12/21/22	INR	368,630	USD	4,406	28	—

FTSE All-World ex-US Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/21/22	JPY	1,108,370	USD	7,861	—	(356)
Bank of Montreal	12/21/22	USD	22,042	AUD	32,497	1,220	—
Toronto-Dominion Bank	12/21/22	USD	4,722	AUD	7,014	228	—
Barclays Bank plc	12/21/22	USD	23,689	BRL	126,661	—	(560)
UBS AG	12/21/22	USD	1,136	CAD	1,492	40	—
State Street Bank & Trust Co.	12/21/22	USD	28,716	CHF	28,034	538	—
Toronto-Dominion Bank	12/21/22	USD	27,587	CHF	26,935	513	—
Toronto-Dominion Bank	12/21/22	USD	29,251	EUR	28,937	527	—
Bank of Montreal	12/21/22	USD	10,045	EUR	10,060	60	—
Bank of America, N.A.	12/21/22	USD	10,042	EUR	10,060	57	—
BNP Paribas	12/21/22	USD	28,210	GBP	24,522	36	—
Toronto-Dominion Bank	12/21/22	USD	20,152	GBP	17,364	202	—
Toronto-Dominion Bank	12/21/22	USD	40,733	HKD	319,114	53	—
UBS AG	12/21/22	USD	60,492	JPY	8,670,189	1,783	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	6,145	JPY	869,850	255	—
State Street Bank & Trust Co.	12/21/22	USD	6,654	KRW	9,136,189	232	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	10,967	SEK	117,535	274	—
BNP Paribas	12/21/22	USD	7,813	TWD	240,543	314	—
						7,466	(2,127)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $3,366,000 and cash of $2,210,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $43,141,849)	43,263,166
Affiliated Issuers (Cost $355,020)	355,079
Total Investments in Securities	43,618,245
Investment in Vanguard	1,665
Cash	69,039
Cash Collateral Pledged—Futures Contracts	14,435
Cash Collateral Pledged—Forward Currency Contracts	440
Foreign Currency, at Value (Cost $43,874)	40,753
Receivables for Investment Securities Sold	17,294
Receivables for Accrued Income	185,747
Receivables for Capital Shares Issued	20,108
Unrealized Appreciation—Forward Currency Contracts	7,466
Total Assets	43,975,192
Liabilities
Due to Custodian	15,204
Payables for Investment Securities Purchased	2,734
Collateral for Securities on Loan	349,634
Payables for Capital Shares Redeemed	33,504
Payables to Vanguard	4,785
Variation Margin Payable—Futures Contracts	1,919
Unrealized Depreciation—Forward Currency Contracts	2,127
Deferred Foreign Capital Gains Taxes	58,529
Total Liabilities	468,436
Net Assets	43,506,756
1 Includes $317,345 of securities on loan.
At October 31, 2022, net assets consisted of:

Paid-in Capital	47,162,072
Total Distributable Earnings (Loss)	(3,655,316)
Net Assets	43,506,756

ETF Shares—Net Assets
Applicable to 644,767,124 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,523,527
Net Asset Value Per Share—ETF Shares	$45.79

Admiral Shares—Net Assets
Applicable to 239,051,347 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,803,907
Net Asset Value Per Share—Admiral Shares	$28.46

Institutional Shares—Net Assets
Applicable to 49,096,394 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,429,888
Net Asset Value Per Share—Institutional Shares	$90.23

Institutional Plus Shares—Net Assets
Applicable to 28,775,012 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,749,434
Net Asset Value Per Share—Institutional Plus Shares	$95.55

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Dividends[1]	1,603,164
Interest[2]	1,582
Securities Lending—Net	9,929
Total Income	1,614,675
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,185
Management and Administrative— ETF Shares	16,411
Management and Administrative— Admiral Shares	6,646
Management and Administrative— Institutional Shares	3,122
Management and Administrative— Institutional Plus Shares	1,385
Marketing and Distribution— ETF Shares	1,048
Marketing and Distribution— Admiral Shares	366
Marketing and Distribution— Institutional Shares	181
Marketing and Distribution— Institutional Plus Shares	100
Custodian Fees	5,430
Auditing Fees	43
Shareholders’ Reports—ETF Shares	615
Shareholders’ Reports—Admiral Shares	89
Shareholders’ Reports—Institutional Shares	24
Shareholders’ Reports—Institutional Plus Shares	8
Trustees’ Fees and Expenses	18
Professional Services	3,343
Other Expenses	72
Total Expenses	41,086
Expenses Paid Indirectly	(11)
Net Expenses	41,075
Net Investment Income	1,573,600
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(786,677)
Futures Contracts	(108,763)
Forward Currency Contracts	19,428
Foreign Currencies	(30,887)
Realized Net Gain (Loss)	(906,899)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	(14,157,900)
Futures Contracts	787
Forward Currency Contracts	5,248
Foreign Currencies	(10,637)
Change in Unrealized Appreciation (Depreciation)	(14,162,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,495,801)

1	Dividends are net of foreign withholding taxes of $123,734,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,440,000, ($130,000), $3,000, and $46,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $(2,000).
4	Includes $13,821,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($3,988,000).

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,573,600	1,328,368
Realized Net Gain (Loss)	(906,899)	61,245
Change in Unrealized Appreciation (Depreciation)	(14,162,502)	10,391,249
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,495,801)	11,780,862
Distributions
ETF Shares	(1,074,120)	(802,031)
Admiral Shares	(250,526)	(202,435)
Institutional Shares	(165,476)	(138,484)
Institutional Plus Shares	(110,877)	(98,843)
Total Distributions	(1,600,999)	(1,241,793)
Capital Share Transactions
ETF Shares	4,188,638	4,593,633
Admiral Shares	512,944	(75,871)
Institutional Shares	246,411	(158,514)
Institutional Plus Shares	(375,033)	(63,263)
Net Increase (Decrease) from Capital Share Transactions	4,572,960	4,295,985
Total Increase (Decrease)	(10,523,840)	14,835,054
Net Assets
Beginning of Period	54,030,596	39,195,542
End of Period	43,506,756	54,030,596

FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$62.49	$49.33	$51.58	$47.79	$53.65
Investment Operations
Net Investment Income[1]	1.749	1.604	1.211	1.629	1.557
Net Realized and Unrealized Gain (Loss) on Investments	(16.658)	13.047	(2.166)	3.692	(5.911)
Total from Investment Operations	(14.909)	14.651	(.955)	5.321	(4.354)
Distributions
Dividends from Net Investment Income	(1.791)	(1.491)	(1.295)	(1.531)	(1.506)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.791)	(1.491)	(1.295)	(1.531)	(1.506)
Net Asset Value, End of Period	$45.79	$62.49	$49.33	$51.58	$47.79
Total Return	-24.27%	29.82%	-1.83%	11.42%	-8.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,524	$35,493	$24,308	$24,652	$21,348
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.22%	2.62%	2.46%	3.30%	2.91%
Portfolio Turnover Rate[3]	3%	5%	4%	4%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$38.84	$30.66	$32.06	$29.70	$33.35
Investment Operations
Net Investment Income[1]	1.069	.972	.750	1.010	.969
Net Realized and Unrealized Gain (Loss) on Investments	(10.351)	8.121	(1.355)	2.289	(3.682)
Total from Investment Operations	(9.282)	9.093	(.605)	3.299	(2.713)
Distributions
Dividends from Net Investment Income	(1.098)	(.913)	(.795)	(.939)	(.937)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.098)	(.913)	(.795)	(.939)	(.937)
Net Asset Value, End of Period	$28.46	$38.84	$30.66	$32.06	$29.70
Total Return[2]	-24.30%	29.76%	-1.89%	11.38%	-8.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,804	$8,667	$6,919	$6,717	$5,458
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.16%	2.56%	2.46%	3.29%	2.89%
Portfolio Turnover Rate[4]	3%	5%	4%	4%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$123.14	$97.19	$101.64	$94.16	$105.72
Investment Operations
Net Investment Income[1]	3.422	3.108	2.380	3.224	3.046
Net Realized and Unrealized Gain (Loss) on Investments	(32.817)	25.772	(4.281)	7.271	(11.621)
Total from Investment Operations	(29.395)	28.880	(1.901)	10.495	(8.575)
Distributions
Dividends from Net Investment Income	(3.515)	(2.930)	(2.549)	(3.015)	(2.985)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.515)	(2.930)	(2.549)	(3.015)	(2.985)
Net Asset Value, End of Period	$90.23	$123.14	$97.19	$101.64	$94.16
Total Return	-24.28%	29.82%	-1.87%	11.42%	-8.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,430	$5,753	$4,658	$4,991	$4,719
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.58%	2.45%	3.31%	2.92%
Portfolio Turnover Rate[3]	3%	5%	4%	4%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$130.41	$102.93	$107.63	$99.71	$111.96
Investment Operations
Net Investment Income[1]	3.572	3.312	2.548	3.403	3.336
Net Realized and Unrealized Gain (Loss) on Investments	(34.687)	27.296	(4.528)	7.725	(12.397)
Total from Investment Operations	(31.115)	30.608	(1.980)	11.128	(9.061)
Distributions
Dividends from Net Investment Income	(3.745)	(3.128)	(2.720)	(3.208)	(3.189)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.745)	(3.128)	(2.720)	(3.208)	(3.189)
Net Asset Value, End of Period	$95.55	$130.41	$102.93	$107.63	$99.71
Total Return	-24.27%	29.84%	-1.83%	11.43%	-8.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,749	$4,118	$3,311	$2,793	$2,588
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.13%	2.60%	2.48%	3.30%	2.94%
Portfolio Turnover Rate[3]	3%	5%	4%	4%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

FTSE All-World ex-US Index Fund
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

FTSE All-World ex-US Index Fund
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,665,000, representing less than 0.01% of the fund’s net assets and 0.67% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

FTSE All-World ex-US Index Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $11,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,290,355	78,054	427	4,368,836
Common Stocks—Other	579,860	38,310,552	3,918	38,894,330
Temporary Cash Investments	355,079	—	—	355,079
Total	5,225,294	38,388,606	4,345	43,618,245
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,352	—	—	2,352
Forward Currency Contracts	—	7,466	—	7,466
Total	2,352	7,466	—	9,818
Liabilities
Futures Contracts[1]	5,948	—	—	5,948
Forward Currency Contracts	—	2,127	—	2,127
Total	5,948	2,127	—	8,075
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	2,352	—	2,352
Unrealized Appreciation—Forward Currency Contracts	—	7,466	7,466
Total Assets	2,352	7,466	9,818

Unrealized Depreciation—Futures Contracts[1]	5,948	—	5,948
Unrealized Depreciation—Forward Currency Contracts	—	2,127	2,127
Total Liabilities	5,948	2,127	8,075
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

FTSE All-World ex-US Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(108,763)	—	(108,763)
Forward Currency Contracts	—	19,428	19,428
Realized Net Gain (Loss) on Derivatives	(108,763)	19,428	(89,335)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	787	—	787
Forward Currency Contracts	—	5,248	5,248
Change in Unrealized Appreciation (Depreciation) on Derivatives	787	5,248	6,035
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	13,486
Total Distributable Earnings (Loss)	(13,486)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	421,183
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,735,507)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(371,079)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	1,600,999	1,241,793
Long-Term Capital Gains	—	—
Total	1,600,999	1,241,793
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,920,574
Gross Unrealized Appreciation	9,555,704
Gross Unrealized Depreciation	(9,857,785)
Net Unrealized Appreciation (Depreciation)	(302,081)

FTSE All-World ex-US Index Fund
G.	During the year ended October 31, 2022, the fund purchased $6,374,031,000 of investment securities and sold $1,715,757,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,325,864,000 and $26,163,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,220,930	77,405	4,593,633	75,180
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(32,292)	(600)	—	—
Net Increase (Decrease)—ETF Shares	4,188,638	76,805	4,593,633	75,180
Admiral Shares
Issued	2,458,545	75,541	1,290,341	33,990
Issued in Lieu of Cash Distributions	191,775	5,730	156,591	4,131
Redeemed	(2,137,376)	(65,341)	(1,522,803)	(40,678)
Net Increase (Decrease)—Admiral Shares	512,944	15,930	(75,871)	(2,557)
Institutional Shares
Issued	1,299,195	12,163	1,228,357	10,176
Issued in Lieu of Cash Distributions	140,575	1,321	118,708	989
Redeemed	(1,193,359)	(11,108)	(1,505,579)	(12,372)
Net Increase (Decrease)—Institutional Shares	246,411	2,376	(158,514)	(1,207)
Institutional Plus Shares
Issued	485,285	4,355	928,541	7,493
Issued in Lieu of Cash Distributions	109,314	966	96,141	756
Redeemed	(969,632)	(8,121)	(1,087,945)	(8,842)
Net Increase (Decrease)—Institutional Plus Shares	(375,033)	(2,800)	(63,263)	(593)
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.

FTSE All-World ex-US Small-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value	-28.52%	-1.23%	3.78%	$14,486
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Market Price	-28.50	-1.24	3.76	14,468
FTSE Global Small-Cap ex US Index	-28.55	-1.33	3.65	14,310
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336

	One Year	Since Inception (2/7/2019)	Final Value of a $10,000 Investment
FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	-28.61%	0.81%	$10,304
FTSE Global Small-Cap ex US Index	-28.55	0.75	10,282
FTSE Global All Cap ex US Index	-24.65	1.15	10,436
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
FTSE All-World ex-US Small-Cap Index Fund Institutional Shares	-28.55%	-1.25%	3.77%	$7,240,938
FTSE Global Small-Cap ex US Index	-28.55	-1.33	3.65	7,155,008
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	7,167,958
Cumulative Returns of ETF Shares: October 31, 2012, Through October 31, 2022
	One Year	Five Years	Ten Years
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Market Price	-28.50%	-6.04%	44.68%
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value	-28.52	-6.02	44.86
FTSE Global Small-Cap ex US Index	-28.55	-6.45	43.10
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.

FTSE All-World ex-US Small-Cap Index Fund
Fund Allocation
As of October 31, 2022
Canada	16.9%
Japan	13.7
United Kingdom	9.2
Taiwan	7.0
India	5.8
Australia	5.3
China	5.0
South Korea	3.9
Sweden	3.8
Germany	3.0
Switzerland	2.8
France	2.6
Italy	1.8
Brazil	1.7
Thailand	1.7
Denmark	1.5
Norway	1.4
Spain	1.3
Belgium	1.1
Netherlands	1.0
Other	9.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Small-Cap Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (5.3%)
	Steadfast Group Ltd.	3,486,404	11,295
	Technology One Ltd.	1,000,441	7,696
*	Liontown Resources Ltd.	6,185,246	7,447
	nib holdings Ltd.	1,694,767	7,252
	Nine Entertainment Co. Holdings Ltd.	5,307,608	7,009
	National Storage REIT	4,050,154	6,777
	Charter Hall Long Wale REIT	2,351,634	6,557
[1]	Breville Group Ltd.	507,686	6,433
	Reliance Worldwide Corp. Ltd.	2,880,021	5,917
*	Paladin Energy Ltd.	10,843,893	5,871
[1]	Eagers Automotive Ltd.	736,779	5,841
[2]	Viva Energy Group Ltd.	3,135,177	5,691
	Perseus Mining Ltd.	4,828,169	5,623
*	Core Lithium Ltd.	6,172,901	5,458
	Bapcor Ltd.	1,237,576	5,233
	ARB Corp. Ltd.	280,641	5,211
	HomeCo Daily Needs REIT	6,267,020	5,128
	BWP Trust	1,893,430	4,953
	Champion Iron Ltd.	1,644,743	4,947
	Premier Investments Ltd.	296,259	4,744
	Elders Ltd.	560,861	4,676
	Waypoint REIT Ltd.	2,654,960	4,636
	Corporate Travel Management Ltd.	413,057	4,612
*	Webjet Ltd.	1,362,911	4,603
	IRESS Ltd.	708,409	4,598
	Pendal Group Ltd.	1,445,678	4,541
	Charter Hall Retail REIT	1,735,463	4,469
	Healius Ltd.	2,022,513	4,431
	GrainCorp Ltd. Class A	804,550	4,325
	Link Administration Holdings Ltd.	1,863,123	4,074
*,3	AVZ Minerals Ltd.	9,005,310	4,044
	Super Retail Group Ltd.	597,107	3,926
	AUB Group Ltd.	295,625	3,912
	Lifestyle Communities Ltd.	343,118	3,852
*	Syrah Resources Ltd.	2,450,421	3,743
	Centuria Industrial REIT	1,921,980	3,735
	IPH Ltd.	581,819	3,700
*	Sayona Mining Ltd.	24,447,848	3,672
*	EVENT Hospitality and Entertainment Ltd.	379,747	3,626
	Ingenia Communities Group	1,352,739	3,395
	HUB24 Ltd.	207,818	3,370
*	De Grey Mining Ltd.	4,971,674	3,363
*	Lake Resources NL	4,892,292	3,299
	Sandfire Resources Ltd. (XASX)	1,475,535	3,286
	Gold Road Resources Ltd.	3,780,381	3,267
	InvoCare Ltd.	498,297	3,259
		Shares	Market Value• ($000)
	Chalice Mining Ltd.	1,184,744	3,235
[2]	Coronado Global Resources Inc. GDR	2,682,428	3,200
	Abacus Property Group	1,756,767	3,149
	Brickworks Ltd.	217,425	3,078
[1]	New Hope Corp. Ltd.	819,099	2,975
	Lovisa Holdings Ltd.	190,289	2,962
*,1	PolyNovo Ltd.	2,316,965	2,952
	Arena REIT	1,142,733	2,878
	Monadelphous Group Ltd.	326,201	2,852
*,2	Life360 Inc. GDR	647,071	2,844
*	Omni Bridgeway Ltd.	982,610	2,829
	Costa Group Holdings Ltd. (XASX)	1,723,802	2,805
	Centuria Capital Group	2,602,020	2,804
*,1	ioneer Ltd.	7,557,083	2,678
	Tassal Group Ltd.	796,557	2,645
	GUD Holdings Ltd.	510,212	2,624
	Cromwell Property Group	5,842,775	2,620
	Genworth Mortgage Insurance Australia Ltd.	1,506,872	2,616
*,1	Telix Pharmaceuticals Ltd.	588,391	2,608
	Johns Lyng Group Ltd.	619,316	2,575
	Charter Hall Social Infrastructure REIT	1,149,457	2,553
	Regis Resources Ltd.	2,582,669	2,518
	NRW Holdings Ltd.	1,535,447	2,506
*	Nanosonics Ltd.	934,924	2,451
	Netwealth Group Ltd.	308,526	2,396
*	Imugene Ltd.	21,387,553	2,384
*	Karoon Energy Ltd.	1,751,661	2,382
*	West African Resources Ltd.	3,597,018	2,382
*,1	Capricorn Metals Ltd.	1,093,849	2,372
	Blackmores Ltd.	54,163	2,354
	APM Human Services International Ltd.	1,117,416	2,339
	Data#3 Ltd.	530,461	2,337
	Credit Corp. Group Ltd.	196,533	2,336
	Nickel Mines Ltd.	4,911,388	2,295
*	Silver Lake Resources Ltd.	3,146,001	2,228
	Bega Cheese Ltd.	1,080,442	2,219
	Austal Ltd.	1,376,274	2,191
	Growthpoint Properties Australia Ltd.	1,028,143	2,189
	Collins Foods Ltd.	361,988	2,173
	Rural Funds Group	1,304,890	2,129
*	Megaport Ltd.	537,358	2,084
	Pinnacle Investment Management Group Ltd.	392,237	2,039
	GQG Partners Inc. GDR	2,204,312	2,021
	United Malt Grp Ltd.	1,009,393	2,008
[1]	Clinuvel Pharmaceuticals Ltd.	154,229	1,926
*	PEXA Group Ltd.	194,410	1,921
	G8 Education Ltd.	3,103,440	1,916
	Hansen Technologies Ltd.	602,471	1,897
		Shares	Market Value• ($000)
*	nearmap Ltd.	1,441,196	1,895
	McMillan Shakespeare Ltd.	225,333	1,888
	Imdex Ltd.	1,437,204	1,876
	Jumbo Interactive Ltd.	214,993	1,872
*	Vulcan Energy Resources Ltd.	372,762	1,810
*	Perenti Global Ltd.	2,936,950	1,800
	Home Consortium Ltd.	566,285	1,731
*	Bellevue Gold Ltd.	3,581,243	1,691
*,1	Temple & Webster Group Ltd.	460,050	1,638
*	Jervois Global Ltd.	5,210,343	1,634
	Sigma Healthcare Ltd.	3,885,727	1,575
*	Novonix Ltd.	905,473	1,546
	Centuria Office REIT	1,584,925	1,527
*	Mincor Resources NL	1,745,029	1,499
	oOh!media Ltd.	1,819,331	1,472
	Ramelius Resources Ltd.	3,112,780	1,461
	GWA Group Ltd.	1,109,708	1,441
	Kelsian Group Ltd.	478,257	1,431
*	SiteMinder Ltd.	721,273	1,431
	Ventia Services Group Pty Ltd.	805,657	1,425
	Select Harvests Ltd.	418,882	1,421
	Dexus Industria REIT	829,188	1,405
*	Audinate Group Ltd.	263,684	1,373
*	OFX Group Ltd.	792,206	1,347
*	Calix Ltd.	517,236	1,346
*	Eclipx Group Ltd.	1,092,191	1,306
*	Leo Lithium Ltd.	3,306,350	1,304
	Estia Health Ltd.	874,008	1,281
*	Australian Agricultural Co. Ltd.	1,143,347	1,280
	Dicker Data Ltd.	185,151	1,276
*	Neometals Ltd.	1,798,006	1,272
*	Judo Capital Holdings Ltd.	1,689,584	1,261
	Hotel Property Investments	630,742	1,253
*	BrainChip Holdings Ltd.	3,056,876	1,253
*	Mesoblast Ltd.	2,083,517	1,218
*	Cooper Energy Ltd.	8,914,838	1,200
*,1	PointsBet Holdings Ltd.	893,208	1,163
	Australian Ethical Investment Ltd.	392,035	1,159
	Codan Ltd.	460,070	1,140
	Accent Group Ltd.	1,199,579	1,135
	29Metals Ltd.	958,210	1,134
	Myer Holdings Ltd.	2,786,368	1,131
	GDI Property Group	2,239,712	1,131
[1]	Nick Scali Ltd.	174,321	1,123
*	Tyro Payments Ltd.	1,141,401	1,114
	Inghams Group Ltd.	686,545	1,111
*	Macquarie Telecom Group Ltd.	29,079	1,064
	Infomedia Ltd.	1,344,933	1,057
	SmartGroup Corp. Ltd.	330,130	1,041
	Integral Diagnostics Ltd.	610,445	1,027
[1]	MyState Ltd.	390,378	1,019

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Emeco Holdings Ltd.	2,015,771	1,013
	Australian Clinical Labs Ltd.	465,598	1,008
*,1	Seven West Media Ltd.	3,218,759	964
*	Mayne Pharma Group Ltd.	5,578,128	964
*	St. Barbara Ltd.	2,941,008	957
	Praemium Ltd.	1,764,065	940
*,1	Zip Co. Ltd.	2,382,213	925
*	Aussie Broadband Ltd.	586,296	876
[1]	Service Stream Ltd.	1,856,334	872
	Baby Bunting Group Ltd.	470,645	843
[1]	Money3 Corp. Ltd.	670,067	837
*,1	Opthea Ltd.	1,207,447	750
*	Incannex Healthcare Ltd.	4,537,890	724
*,1	Paradigm Biopharmaceuticals Ltd.	773,099	711
*	Alkane Resources Ltd.	1,501,750	657
*	Westgold Resources Ltd.	1,395,367	652
	Pact Group Holdings Ltd.	692,987	636
*	Superloop Ltd.	1,289,163	618
	Australian Finance Group Ltd.	561,452	604
	Bravura Solutions Ltd.	753,566	588
*	Mount Gibson Iron Ltd.	2,350,222	564
*	Betmakers Technology Group Ltd.	3,205,070	563
	Navigator Global Investments Ltd.	784,154	562
*	Carnarvon Energy Ltd.	6,033,601	559
	Appen Ltd.	339,458	550
*	Bubs Australia Ltd.	2,215,907	529
*,1	Starpharma Holdings Ltd. Class A	1,519,254	520
*,1	City Chic Collective Ltd.	621,233	517
	Southern Cross Media Group Ltd.	790,371	488
*	Fineos Corp. Ltd. GDR	502,426	483
*,1,3	Australian Strategic Materials Ltd.	374,114	482
	Jupiter Mines Ltd.	3,864,808	481
	Macmahon Holdings Ltd.	5,299,163	474
[1]	Regis Healthcare Ltd.	357,557	467
	SG Fleet Group Ltd.	331,373	426
	Cedar Woods Properties Ltd.	166,885	422
*	Resolute Mining Ltd.	3,291,954	422
[1]	Ardent Leisure Group Ltd.	1,327,454	416
*,1	Kogan.com Ltd.	196,795	413
*	AMA Group Ltd.	1,982,783	309
	Humm Group Ltd.	942,833	289
*	Andromeda Metals Ltd.	11,145,101	285
*	Aurelia Metals Ltd.	4,067,870	273
*	New Century Resources Ltd.	355,465	233
*	EML Payments Ltd.	893,307	230
*	Redbubble Ltd.	609,858	200
*	Dubber Corp. Ltd.	859,956	169
*,3	Firefinch Ltd.	4,116,778	158
*	Nuix Ltd.	318,678	116
*	Electro Optic Systems Holdings Ltd.	224,453	73
[3]	BWX Ltd.	41,126	17
*,3	Ppk Mining Equipment Group	82,513	—
		Shares	Market Value• ($000)
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	113,770	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	39,874	—
			444,789
Austria (0.8%)
[2]	BAWAG Group AG	313,038	15,112
	Wienerberger AG	419,172	9,582
	CA Immobilien Anlagen AG	145,549	4,597
	Mayr Melnhof Karton AG	30,844	4,389
[1]	Oesterreichische Post AG	124,600	3,545
	Vienna Insurance Group AG Wiener Versicherung Gruppe	142,577	3,189
	AT&S Austria Technologie & Systemtechnik AG	91,919	2,839
	UNIQA Insurance Group AG	435,275	2,821
[1]	Lenzing AG	50,899	2,435
	EVN AG	128,823	2,143
	S IMMO AG (XWBO)	93,695	2,107
	Strabag SE (Bearer)	54,662	2,099
	Schoeller-Bleckmann Oilfield Equipment AG	36,798	2,024
*,1	DO & CO AG	21,835	1,716
*	IMMOFINANZ AG	114,083	1,345
*	Flughafen Wien AG	34,581	1,128
	Palfinger AG	37,254	861
[1]	Porr AG	44,772	462
	Agrana Beteiligungs AG	30,733	416
*,3	S IMMO AG Rights Exp. 8/11/23	89,028	—
			62,810
Belgium (1.1%)
	Aedifica SA	142,275	10,850
	Cofinimmo SA	114,733	9,515
	Euronav NV	545,597	9,512
	Lotus Bakeries NV	1,402	7,798
	Barco NV	253,912	5,482
	Melexis NV	72,497	4,986
*	KBC Ancora	125,064	4,446
	Shurgard Self Storage SA	89,608	3,902
	Bekaert SA	131,069	3,652
	Montea NV	44,335	3,024
*	Tessenderlo Group SA	99,073	3,003
	Gimv NV	69,187	2,954
	Fagron	222,264	2,767
*	Dredging Environmental & Marine Engineering NV	24,388	2,717
	Retail Estates NV	38,624	2,274
	Telenet Group Holding NV	146,760	2,237
	Xior Student Housing NV	78,288	2,199
	VGP NV	28,802	2,184
	bpost SA	403,728	1,996
*	Kinepolis Group NV	45,091	1,700
*	Ontex Group NV	286,166	1,688
*	AGFA-Gevaert NV	454,951	1,375
	Econocom Group SA NV	366,663	996
*	Orange Belgium SA	58,051	983
	Van de Velde NV	15,329	484
		Shares	Market Value• ($000)
*	Mithra Pharmaceuticals SA	73,201	472
*	Cie d'Entreprises CFE	38,770	412
	Wereldhave Belgium Comm VA	7,205	346
			93,954
Brazil (1.7%)
*	3R PETROLEUM OLEO E GAS SA	613,920	5,527
	Kinea Indice de Precos FII	262,198	4,837
	Arezzo Industria e Comercio SA	230,506	4,663
*	Cogna Educacao	6,739,971	4,293
	Santos Brasil Participacoes SA	2,426,167	4,274
	Tres Tentos Agroindustrial SA	1,678,100	4,119
	CSHG Logistica FI Imobiliario	112,573	3,604
	Kinea Rendimentos Imobiliarios FII	174,106	3,426
*	Via SA	5,424,700	3,287
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	895,700	3,225
*	Azul SA Preference Shares	1,011,700	3,159
	YDUQS Part	1,005,600	3,140
	Cia de Saneamento do Parana	836,908	3,101
	FII Iridium	159,769	3,085
*,2	Locaweb Servicos de Internet SA	1,452,000	3,072
	Fleury SA	811,013	2,920
	Kinea Renda Imobiliaria FII	95,566	2,734
	Minerva SA	1,021,122	2,704
	Petroreconcavo SA	444,900	2,701
	AES Brasil Energia SA	1,324,612	2,539
	Cia Brasileira de Distribuicao	573,800	2,449
	Pet Center Comercio E Participacoes SA	1,363,801	2,313
	MRV Engenharia e Participacoes SA	1,169,292	2,304
	Alupar Investimento SA	420,194	2,300
	XP Log FII	100,707	2,108
*	Omega Energia SA	1,006,885	2,095
	Cia de Saneamento de Minas Gerais-COPASA	696,523	2,071
	Banco Pan SA Preference Shares	1,322,400	1,979
	Aliansce Sonae Shopping Centers SA	463,940	1,952
*	Gol Linhas Aereas Inteligentes SA Preference Shares	998,555	1,858
	Vivara Participacoes SA	344,800	1,790
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	251,600	1,779
*	Anima Holding SA	1,297,131	1,720
	Light SA	1,544,986	1,699
	JHSF Participacoes SA	1,177,500	1,673
*	CVC Brasil Operadora e Agencia de Viagens SA	1,188,353	1,649
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	152,000	1,543

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Ez Tec Empreendimentos e Participacoes SA	376,600	1,519
*	Log-in Logistica Intermodal SA	201,619	1,461
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	633,300	1,431
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	245,912	1,431
*	Infracommerce CXAAS SA	1,229,804	1,376
	Movida Participacoes SA	492,800	1,299
*	Zamp SA	861,983	1,282
	Randon SAImplementos E Participacoes Preference Shares	664,188	1,278
	Iochpe Maxion SA	452,544	1,246
	Blau Farmaceutica SA	176,800	1,158
	CM Hospitalar SA	299,800	1,108
	Grupo SBF SA	301,300	1,105
	Iguatemi SA (BVMF)	257,220	1,092
	FII Hectare Ce	54,395	1,075
	Direcional Engenharia SA	321,894	1,066
	Tupy SA	184,931	1,058
	Fras-Le SA	385,099	1,041
	Cia Brasileira de Aluminio	480,165	1,026
	Ambipar Participacoes e Empreendimentos SA	167,400	1,013
	Qualicorp Consultoria e Corretora de Seguros SA	661,100	1,009
	LOG Commercial Properties e Participacoes SA	222,765	982
	Marcopolo SA Preference Shares	1,739,532	970
	Mahle-Metal Leve SA	194,000	970
*	IRB Brasil Resseguros SA	5,051,911	919
*	EcoRodovias Infraestrutura e Logistica SA	859,861	906
	BR Properties SA	713,706	858
	Boa Vista Servicos SA	696,600	850
	Camil Alimentos SA	414,100	818
*	Hidrovias do Brasil SA	1,476,200	806
	Instituto Hermes Pardini SA	172,400	776
	Enauta Participacoes SA	258,400	762
*	Empreendimentos Pague Menos S/A	581,300	698
	Taurus Armas SA Preference Shares	239,200	690
	Lojas Quero Quero SA	577,800	676
*	Oncoclinicas do Brasil Servicos Medicos SA	439,200	672
	Vulcabras Azaleia SA	236,300	636
	Guararapes Confeccoes SA	317,500	599
	Hospital Mater Dei SA	328,400	585
	Wilson Sons Holdings Brasil SA	248,100	545
	Multilaser Industrial SA	526,200	531
		Shares	Market Value• ($000)
	Armac Locacao Logistica E Servicos SA	170,100	531
	Wiz Solucoes e Corretagem de Seguros SA	340,900	514
	Even Construtora e Incorporadora SA	301,022	385
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	669,100	240
*,2	Meliuz SA	312,000	72
*	Iguatemi SA Pref Preference	36,439	66
*	Fleury SA Rights Exp. 11/21/22	180,345	45
*	Sequoia Logistica E Transportes SA	46,100	42
	Iguatemi SA	22,820	13
*	Omega Energia SA Rights Exp. 11/7/22	133,649	1
			144,924
Canada (16.8%)
	WSP Global Inc.	425,111	52,248
	Cameco Corp. (XTSE)	1,517,944	36,000
	First Quantum Minerals Ltd.	2,021,839	35,662
[1]	Emera Inc.	946,295	35,071
	ARC Resources Ltd.	2,200,316	30,977
	Open Text Corp.	970,357	28,106
	TFI International Inc.	302,990	27,580
[1]	Algonquin Power & Utilities Corp.	2,413,229	26,712
	Ritchie Bros Auctioneers Inc.	402,250	26,278
	CCL Industries Inc. Class B	533,440	25,060
	Northland Power Inc.	847,936	24,672
	Toromont Industries Ltd.	295,400	22,702
[1]	West Fraser Timber Co. Ltd.	292,821	21,986
	iA Financial Corp. Inc.	391,904	21,811
	Gildan Activewear Inc.	689,094	21,745
*	Descartes Systems Group Inc.	305,917	21,108
*	CAE Inc.	1,065,754	20,340
	Stantec Inc.	398,782	19,512
[1]	Canadian Apartment Properties REIT	625,549	19,372
	Element Fleet Management Corp.	1,445,595	19,259
	TMX Group Ltd.	198,448	19,079
[1]	AltaGas Ltd.	1,006,913	18,160
[1]	Keyera Corp.	807,876	17,316
	FirstService Corp.	136,674	17,086
	Kinross Gold Corp.	4,696,938	17,031
*	MEG Energy Corp.	1,106,910	16,551
[1]	RioCan REIT	1,120,951	15,971
	Yamana Gold Inc.	3,470,454	15,233
	Brookfield Infrastructure Corp. Class A	350,335	15,116
	Enerplus Corp.	870,217	15,088
	Crescent Point Energy Corp.	1,887,514	14,755
[1]	GFL Environmental Inc.	538,738	14,541
	Brookfield Renewable Corp. Class A (XTSE)	460,055	14,294
*	Ivanhoe Mines Ltd. Class A	2,041,174	14,159
	Capital Power Corp.	420,565	14,077
		Shares	Market Value• ($000)
	Vermilion Energy Inc.	585,968	13,673
	Onex Corp.	265,555	13,366
	Lundin Mining Corp.	2,540,346	13,314
	Pan American Silver Corp.	766,272	12,234
*	Aritzia Inc.	315,083	12,221
	PrairieSky Royalty Ltd.	778,520	12,092
	Finning International Inc.	562,639	11,964
	B2Gold Corp.	3,814,365	11,647
	Parkland Corp.	567,967	11,481
	Granite REIT	223,185	11,405
	Alamos Gold Inc. Class A	1,408,546	11,115
	SNC-Lavalin Group Inc.	639,030	11,065
	Quebecor Inc. Class B	581,712	10,965
*	Baytex Energy Corp.	2,012,083	10,929
	Boyd Group Services Inc.	76,642	10,906
	SSR Mining Inc.	780,008	10,741
	Colliers International Group Inc.	113,772	10,678
*	Kinaxis Inc.	99,225	10,591
*	Turquoise Hill Resources Ltd.	361,979	10,192
*,1	Air Canada Class A	664,012	9,558
	First Capital REIT	807,464	9,394
*	Bombardier Inc. Class B	318,363	9,350
[1]	SmartCentres REIT	474,880	9,307
*	BlackBerry Ltd.	1,983,686	9,217
	Gibson Energy Inc.	534,457	9,121
	BRP Inc.	133,559	8,930
[1]	Choice Properties REIT	926,153	8,899
	Allied Properties REIT	457,689	8,866
*	Lightspeed Commerce Inc. (XTSE)	456,627	8,751
	Atco Ltd. Class I	276,516	8,586
	Whitecap Resources Inc.	1,096,328	8,498
*	ATS Automation Tooling Systems Inc.	268,158	8,484
*,1	Lithium Americas Corp.	340,324	8,468
	H&R REIT	1,020,716	8,399
	Summit Industrial Income REIT	650,092	8,308
	Boralex Inc. Class A	292,877	8,305
	Primo Water Corp.	565,524	8,244
	Definity Financial Corp.	270,350	8,007
	Premium Brands Holdings Corp. Class A	134,382	7,928
	TransAlta Corp.	847,789	7,468
*	Bausch Health Cos. Inc.	1,146,683	7,457
	Methanex Corp.	209,538	7,313
	Tricon Capital Group Inc.	866,343	7,300
*,2	Nuvei Corp.	242,411	7,295
	Dream Industrial REIT	886,990	7,129
	Stella-Jones Inc.	234,051	7,049
	Linamar Corp.	162,564	6,958
	First Majestic Silver Corp.	817,030	6,873
	CI Financial Corp.	638,335	6,391
	Osisko Gold Royalties Ltd. (XTSE)	587,467	6,300
	Parex Resources Inc.	412,628	6,294
	Innergex Renewable Energy Inc.	558,116	6,145
[1]	Cargojet Inc.	60,249	5,873

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Paramount Resources Ltd. Class A	274,338	5,812
	Canadian Western Bank	325,520	5,663
*,1	Ballard Power Systems Inc.	984,736	5,580
[1]	NorthWest Healthcare Properties REIT	671,420	5,293
	Stelco Holdings Inc.	202,766	5,107
	Chartwell Retirement Residences	868,342	5,035
[1]	Boardwalk REIT	139,600	4,968
	Russel Metals Inc.	230,289	4,770
	North West Co. Inc.	170,575	4,439
*	Celestica Inc.	383,522	4,209
	Superior Plus Corp.	548,013	4,167
	TransAlta Renewables Inc.	384,375	4,128
*,1	Canopy Growth Corp.	1,104,173	4,125
*	Novagold Resources Inc.	878,821	4,058
	Maple Leaf Foods Inc.	272,600	4,040
*	Eldorado Gold Corp.	674,834	3,770
	Primaris REIT	359,244	3,700
*	OceanaGold Corp.	2,531,198	3,679
	Centerra Gold Inc.	783,320	3,640
	Enghouse Systems Ltd.	162,506	3,613
	Laurentian Bank of Canada	160,408	3,579
	Winpak Ltd.	112,022	3,414
*	Canfor Corp.	226,375	3,401
	Hudbay Minerals Inc.	895,374	3,398
*	Canada Goose Holdings Inc.	203,550	3,330
	Mullen Group Ltd.	324,079	3,257
[1]	Home Capital Group Inc. Class B	165,137	3,193
	Transcontinental Inc. Class A	274,923	3,138
*	Equinox Gold Corp.	911,773	3,005
*	IAMGOLD Corp.	1,760,348	2,584
	ECN Capital Corp.	839,213	2,532
	Westshore Terminals Investment Corp.	137,282	2,456
	Artis REIT	337,700	2,367
	Cascades Inc.	364,567	2,366
*	Torex Gold Resources Inc.	321,612	2,191
*,1	Cronos Group Inc.	641,519	2,143
	Cogeco Communications Inc.	39,529	2,016
[1]	Dye & Durham Ltd.	159,504	1,764
[1]	NFI Group Inc.	268,848	1,737
[1]	Dream Office REIT	142,423	1,611
	Aecon Group Inc.	221,270	1,569
	First National Financial Corp.	59,325	1,489
	Cameco Corp.	42,629	1,011
	Osisko Gold Royalties Ltd.	59,080	635
*	Lightspeed Commerce Inc.	26,475	507
			1,414,191
Chile (0.1%)
	Parque Arauco SA	2,491,856	2,111
	Aguas Andinas SA Class A	9,854,714	2,079
	Empresa Nacional de Telecomunicaciones SA	493,743	1,543
*	Engie Energia Chile SA	2,144,106	1,259
	SMU SA	10,775,614	1,096
	Vina Concha y Toro SA	919,704	1,040
		Shares	Market Value• ($000)
	Ripley Corp. SA	5,404,943	888
	Inversiones Aguas Metropolitanas SA	1,842,778	879
	SONDA SA	1,274,564	449
	Inversiones La Construccion SA	121,904	381
			11,725
China (4.9%)
*	Canadian Solar Inc.	183,451	6,219
*	JinkoSolar Holding Co. Ltd. ADR	129,246	6,137
	Chinasoft International Ltd.	8,676,304	5,749
*,1,2	Haichang Ocean Park Holdings Ltd.	5,896,000	5,221
*,1,2	Koolearn Technology Holding Ltd.	983,500	4,792
*	Chindra Group Holdings Ltd.	873,073	4,636
	Dongyue Group Ltd.	4,233,000	3,674
	Hollysys Automation Technologies Ltd.	219,406	3,497
	China Overseas Property Holdings Ltd.	4,810,000	3,027
	Fufeng Group Ltd.	5,765,864	2,990
*,2	Keymed Biosciences Inc.	506,500	2,900
*,2	InnoCare Pharma Ltd.	2,373,000	2,772
*	Golden Solar New Energy Technology Holdings Ltd.	2,720,000	2,716
	C&D International Investment Group Ltd.	1,730,000	2,684
	FinVolution Group ADR	618,073	2,682
*,2	New Horizon Health Ltd.	1,185,500	2,645
*,2	Weimob Inc.	7,486,000	2,632
	China Water Affairs Group Ltd.	3,655,600	2,589
	Xinte Energy Co. Ltd. Class H	1,320,400	2,576
[1]	Tianneng Power International Ltd.	2,674,468	2,573
*	Lifetech Scientific Corp.	7,978,058	2,504
	Sany Heavy Equipment International Holdings Co. Ltd.	2,994,000	2,455
	SSY Group Ltd.	5,701,324	2,361
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	5,477,240	2,344
	Hello Group Inc. ADR	496,869	2,335
*	Noah Holdings Ltd. ADR	174,390	2,288
	China Datang Corp Renewable Power Co. Ltd. Class H	8,208,000	2,216
	Differ Group Holding Co. Ltd.	10,950,000	2,190
	Hangzhou Steam Turbine Co. Ltd. Class B	1,575,811	2,153
	Fu Shou Yuan International Group Ltd.	4,208,000	2,102
	CIMC Enric Holdings Ltd.	2,142,000	2,088
	Digital China Holdings Ltd.	5,084,588	2,014
*,1	Canaan Inc. ADR	658,053	1,908
	PAX Global Technology Ltd.	2,416,062	1,899
		Shares	Market Value• ($000)
	BOE Varitronix Ltd.	1,235,065	1,831
	Zhongyu Gas Holdings Ltd.	2,450,000	1,823
*	Sohu.com Ltd. ADR	128,162	1,815
	Skyworth Group Ltd.	4,940,710	1,812
*,1,2	Alphamab Oncology	2,548,000	1,792
	China Education Group Holdings Ltd.	3,028,000	1,773
[2]	Simcere Pharmaceutical Group Ltd.	1,586,000	1,760
	NetDragon Websoft Holdings Ltd.	1,039,590	1,746
[2]	Zhou Hei Ya International Holdings Co. Ltd.	3,940,500	1,736
*	Vnet Group Inc. ADR	409,693	1,717
	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,649,004	1,708
	COFCO Meat Holdings Ltd.	7,953,000	1,670
[1,2]	AK Medical Holdings Ltd.	1,590,000	1,653
[1]	Shoucheng Holdings Ltd.	9,063,246	1,650
*,1	Yeahka Ltd.	701,200	1,599
	Xinyi Energy Holdings Ltd.	6,234,000	1,588
	China Yongda Automobiles Services Holdings Ltd.	3,517,500	1,578
	China Risun Group Ltd.	4,380,000	1,545
*	Gushengtang Holdings Ltd.	352,900	1,494
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	160,400	1,481
[2]	Asiainfo Technologies Ltd.	1,234,000	1,474
[2]	Genertec Universal Medical Group Co. Ltd.	3,515,309	1,469
	Greentown Service Group Co. Ltd.	3,580,000	1,465
*,1	XD Inc.	842,200	1,462
	Hisense Home Appliances Group Co. Ltd. Class A	973,464	1,431
*,2	Venus MedTech Hangzhou Inc. Class H	1,134,000	1,397
	Concord New Energy Group Ltd.	18,230,000	1,393
*	Hainan Meilan International Airport Co. Ltd. Class H	889,000	1,381
[1]	Sihuan Pharmaceutical Holdings Group Ltd.	16,176,000	1,379
	China Nonferrous Mining Corp. Ltd.	3,792,000	1,374
	Tong Ren Tang Technologies Co. Ltd. Class H	2,658,516	1,364
*,1,2	Ascentage Pharma Group International	665,700	1,325
*	Helens International Holdings Co. Ltd.	1,349,500	1,296
*,2	Microport Cardioflow Medtech Corp.	4,217,000	1,281
*	SOHO China Ltd.	8,682,042	1,273
	China Oriental Group Co. Ltd.	9,098,000	1,263
*,2	Kintor Pharmaceutical Ltd.	796,500	1,263

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	Peijia Medical Ltd.	1,504,000	1,246
	Henan Shenhuo Coal & Power Co. Ltd. Class A	638,443	1,228
[1]	Tiangong International Co. Ltd.	4,388,000	1,218
	China BlueChemical Ltd. Class H	6,318,000	1,206
	China Overseas Grand Oceans Group Ltd.	4,185,500	1,182
*,2	Linklogis Inc. Class B	3,307,000	1,155
	Yuexiu REIT	6,635,013	1,141
	Bank of Chongqing Co. Ltd. Class H	2,472,343	1,122
	AIMA Technology Group Co. Ltd.	135,890	1,113
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	151,200	1,108
	CGN New Energy Holdings Co. Ltd.	4,032,720	1,083
	Lonking Holdings Ltd.	7,737,313	1,064
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	120,000	1,039
	Sinopec Kantons Holdings Ltd.	3,809,962	1,029
	Gemdale Properties & Investment Corp. Ltd.	18,496,000	1,013
	China Resources Medical Holdings Co. Ltd.	2,060,291	984
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	374,125	969
	Yuexiu Transport Infrastructure Ltd.	2,456,000	961
	Red Avenue New Materials Group Co. Ltd. Class A	191,900	946
[1]	China Modern Dairy Holdings Ltd.	9,282,000	945
	Sinocare Inc. Class A	182,300	939
*,2	Yidu Tech Inc.	1,849,900	939
*,3	China Zhongwang Holdings Ltd.	4,366,000	934
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,807,500	933
	Comba Telecom Systems Holdings Ltd.	6,647,959	932
	Poly Property Group Co. Ltd.	5,932,000	929
	Huangshan Tourism Development Co. Ltd. Class B	1,323,715	926
	Shenzhen Sunlord Electronics Co. Ltd. Class A	311,188	914
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	133,100	914
	Dajin Heavy Industry Co. Ltd.	138,800	913
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,477,800	912
	Eastern Communications Co. Ltd. Class A	692,600	907
	Sichuan Expressway Co. Ltd. Class A	1,787,532	906
		Shares	Market Value• ($000)
*	Harbin Electric Co. Ltd. Class H	2,633,813	889
	Wuxi Autowell Technology Co. Ltd.	20,384	887
	Shenzhen SED Industry Co. Ltd. Class A	293,400	855
	Sunresin New Materials Co. Ltd. Class A	81,000	849
*,2	Mobvista Inc.	1,649,000	849
*,1,3	China Dili Group	10,268,897	848
	TCL Electronics Holdings Ltd.	2,193,122	838
	Wuhan DR Laser Technology Corp. Ltd. Class A	37,440	833
[1]	Kangji Medical Holdings Ltd.	1,008,500	815
*	CMGE Technology Group Ltd.	5,179,200	812
[1,2]	Hope Education Group Co. Ltd.	12,692,000	784
	Shandong Weifang Rainbow Chemical Co. Ltd.	63,600	784
	Shanghai Haohai Biological Technology Co. Ltd. Class A	72,216	781
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	775
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	772
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	25,216	771
	Consun Pharmaceutical Group Ltd.	2,040,000	764
*,1	Q Technology Group Co. Ltd.	1,935,000	764
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	216,600	756
	Xi'an Triangle Defense Co. Ltd. Class A	117,920	755
	Sonoscape Medical Corp. Class A	95,500	748
	SPIC Dongfang New Energy Corp. Class A	1,321,250	745
	Heibei Sinopack Electronic Technology Co. Ltd.	50,893	735
	Qingdao Gaoce Technology Co. Ltd.	61,998	734
	Wuxi Taiji Industry Co. Ltd. Class A	990,668	727
*	Risen Energy Co. Ltd. Class A	213,700	724
	Guangdong Hongda Blasting Co. Ltd. Class A	191,174	715
	Nantong Jianghai Capacitor Co. Ltd. Class A	203,500	706
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	19,390	704
*,2	Ocumension Therapeutics	762,000	702
	Ningbo Xusheng Auto Technology Co. Ltd.	148,693	701
		Shares	Market Value• ($000)
	Sinofibers Technology Co. Ltd. Class A	92,200	699
	Beijing GeoEnviron Engineering & Technology Inc. Class A	543,926	698
	GCL Energy Technology Co. Ltd.	373,800	697
*	HUYA Inc. ADR	371,386	694
[2]	China New Higher Education Group Ltd.	3,025,000	694
	Suplet Power Co. Ltd. Class A	95,760	691
	Shanghai Medicilon Inc. Class A	22,636	687
	Grandblue Environment Co. Ltd. Class A	277,472	682
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	145,470	681
	Xinxiang Richful Lube Addi Class A	34,000	676
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	229,900	670
	Inner Mongolia Mining Co. Ltd.	411,388	668
	C&D Property Management Group Co. Ltd.	1,782,000	665
*	Tibet Mineral Development Co.	125,100	664
	IKD Co. Ltd. Class A	255,200	663
	Konfoong Materials International Co. Ltd. Class A	54,900	663
	Kehua Data Co. Ltd. Class A	113,000	662
*	Sichuan Development Lomon Co. Ltd. Class A	432,800	660
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	718,659	659
	Biem.L.Fdlkk Garment Co. Ltd. Class A	219,280	658
	China Kings Resources Group Co. Ltd. Class A	103,594	652
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	649
	Qingdao Haier Biomedical Co. Ltd. Class A	61,422	649
*,1	Zhuguang Holdings Group Co. Ltd.	7,900,000	645
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	643
[1]	Guangzhou R&F Properties Co. Ltd. Class H	4,673,200	638
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	682,640	638
	Hangcha Group Co. Ltd. Class A	283,247	638
*	China Railway Materials Co. Class A	1,798,563	631
*,1,2	Redco Properties Group Ltd.	2,958,000	629
*,1,2	Meitu Inc.	7,261,000	629
*,1,2	CStone Pharmaceuticals	1,459,000	628

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1,2]	China Renaissance Holdings Ltd.	828,000	628
	Shanghai Pret Composites Co. Ltd. Class A	273,164	627
	Hubei Dinglong Co. Ltd. Class A	216,812	625
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	87,557	624
	State Grid Information & Communication Co. Ltd. Class A	303,100	623
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	158,400	620
*	Focused Photonics Hangzhou Inc. Class A	116,800	619
	Hangzhou Dptech Technologies Co. Ltd. Class A	262,900	610
	Anhui Guangxin Agrochemical Co. Ltd. Class A	149,240	607
	Dazhong Transportation Group Co. Ltd. Class B	2,577,535	606
	Chacha Food Co. Ltd. Class A	99,586	605
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	38,338	604
	KBC Corp. Ltd. Class A	17,733	600
	Shanghai Zhonggu Logistics Co. Ltd.	327,300	600
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	216,200	599
[1,2]	Midea Real Estate Holding Ltd.	857,200	599
*	Roshow Technology Co. Ltd. Class A	423,400	599
	Hangjin Technology Co. Ltd. Class A	148,703	597
	CIFI Ever Sunshine Services Group Ltd.	2,706,000	597
	Bafang Electric Suzhou Co. Ltd. Class A	37,300	596
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	595
	Sinofert Holdings Ltd.	5,978,000	594
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	594
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	724,200	592
	Wencan Group Co. Ltd.	64,897	591
	Shenzhen Megmeet Electrical Co. Ltd. Class A	169,550	590
*	I-Mab ADR	159,163	590
	Lizhong Sitong Light Alloys Group Co. Ltd.	154,295	590
*,2	China Yuhua Education Corp. Ltd.	5,340,000	585
	China Shineway Pharmaceutical Group Ltd.	972,343	584
*	Jilin Electric Power Co. Ltd. Class A	711,864	578
		Shares	Market Value• ($000)
	Qianhe Condiment and Food Co. Ltd. Class A	269,342	577
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	281,171	576
	Sichuan Shuangma Cement Co. Ltd. Class A	208,000	575
*,3	China Aoyuan Group Ltd.	5,071,786	572
*	Hi Sun Technology China Ltd.	5,748,101	572
	Fangda Special Steel Technology Co. Ltd. Class A	731,788	572
	Hexing Electrical Co. Ltd. Class A	236,362	569
	Quectel Wireless Solutions Co. Ltd. Class A	40,224	568
	China Foods Ltd.	2,228,000	568
	China Automotive Engineering Research Institute Co. Ltd. Class A	219,800	568
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	18,505	567
	COFCO Biotechnology Co. Ltd. Class A	510,900	565
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	565
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	564
	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	563
*,3	Fire Rock Holdings Ltd.	7,890,000	563
	West China Cement Ltd.	6,189,200	560
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	560
	JNBY Design Ltd.	707,500	557
	Xingda International Holdings Ltd.	2,854,000	553
	Jingjin Equipment Inc. Class A	129,689	551
[2]	Medlive Technology Co. Ltd.	636,000	549
	Jiangsu Azure Corp. Class A	266,900	548
*	LexinFintech Holdings Ltd. ADR	400,621	545
*,1	EHang Holdings Ltd. ADR	144,974	544
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	542
*,1,2	Maoyan Entertainment	927,000	541
	Chengtun Mining Group Co. Ltd. Class A	709,938	541
*,1	China South City Holdings Ltd.	11,288,000	539
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	493,700	538
	China Kepei Education Group Ltd.	2,184,000	537
		Shares	Market Value• ($000)
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	955,200	537
	Health & Happiness H&H International Holdings Ltd.	568,000	536
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	183,600	535
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	330,300	533
	Jiangsu ToLand Alloy Co. Ltd. Class A	71,700	533
	CPMC Holdings Ltd.	1,094,000	530
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,484,400	530
*	Zhejiang Narada Power Source Co. Ltd. Class A	209,900	528
*	China High Speed Transmission Equipment Group Co. Ltd.	1,296,300	527
	Nanjing Gaoke Co. Ltd. Class A	615,000	524
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	520
	Wasu Media Holding Co. Ltd. Class A	549,537	516
	Wuxi NCE Power Co. Ltd. Class A	45,920	511
*	Shanghai Milkground Food Tech Co. Ltd. Class A	133,000	510
[1]	Tian Lun Gas Holdings Ltd.	1,417,900	508
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	507
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	1,202,200	505
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	112,515	505
	China National Gold Group Gold Jewellery Co. Ltd.	347,100	504
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	900,600	499
	Wuhu Token Science Co. Ltd. Class A	576,810	495
*	Mianyang Fulin Precision Co. Ltd. Class A	256,500	495
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	273,199	493
	Nanjing Yunhai Special Metals Co. Ltd. Class A	189,500	492
	Shenzhen FRD Science & Technology Co. Ltd.	205,043	491
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	487
	Shenzhen Topband Co. Ltd. Class A	312,800	483

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Beijing Jingyuntong Technology Co. Ltd. Class A	488,300	483
	Shanghai Huafon Aluminium Corp.	240,600	481
*,2	Ascletis Pharma Inc.	1,632,000	480
	Qingdao Sentury Tire Co. Ltd.	134,200	478
	Foran Energy Group Co. Ltd. Class A	309,910	476
*	Beijing Enterprises Clean Energy Group Ltd.	70,300,000	475
*	Wellhope Foods Co. Ltd. Class A	304,700	475
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	474
	Sineng Electric Co. Ltd.	54,000	474
	Xiamen Bank Co. Ltd.	672,594	473
*	Guocheng Mining Co. Ltd. Class A	217,475	472
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	185,714	472
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	217,894	469
	Yantai Tayho Advanced Materials Co. Ltd. Class A	201,900	467
	Xiamen Kingdomway Group Co. Class A	202,433	467
	Gree Real Estate Co. Ltd. Class A	605,435	465
	Zhende Medical Co. Ltd. Class A	72,925	464
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	523,100	463
	Jiangsu Lopal Tech Co. Ltd.	122,492	463
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	248,300	462
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	728,080	460
	China Tungsten And Hightech Materials Co. Ltd. Class A	232,400	459
	China Lilang Ltd.	1,060,000	458
	Ausnutria Dairy Corp. Ltd.	972,000	458
	GCI Science & Technology Co. Ltd. Class A	157,500	457
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	148,033	455
	Shenzhen Desay Battery Technology Co. Class A	66,035	451
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	451
	Hainan Haide Capital Management Co. Ltd. Class A	230,392	451
	Sanquan Food Co. Ltd. Class A	233,200	450
	Wuhan Jingce Electronic Group Co. Ltd. Class A	63,992	450
		Shares	Market Value• ($000)
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	450
	B-Soft Co. Ltd. Class A	388,230	446
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	446
	CTS International Logistics Corp. Ltd. Class A	291,080	446
	Giant Network Group Co. Ltd.	419,300	446
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	444
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	421,800	443
	Digital China Group Co. Ltd. Class A	121,000	443
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	441
[3]	Nuode Investment Co. Ltd.	332,192	441
	Shanghai Belling Co. Ltd. Class A	176,800	440
	Bank of Chongqing Co. Ltd. Class A	486,575	440
*	Jinlei Technology Co. Ltd. Class A	67,800	440
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	307,404	438
	Electric Connector Technology Co. Ltd. Class A	86,000	434
	Arcsoft Corp. Ltd. Class A	125,620	433
	ZWSOFT Co. Ltd. Guangzhou Class A	13,957	432
	Grinm Advanced Materials Co. Ltd. Class A	237,500	430
	Infore Environment Technology Group Co. Ltd. Class A	671,165	429
	Guangdong Provincial Expressway Development Co. Ltd. Class A	443,959	428
	INESA Intelligent Tech Inc. Class B	926,806	427
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	427
	Hisense Home Appliances Group Co. Ltd. Class H	515,173	426
	Xianhe Co. Ltd. Class A	127,300	425
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	425
	First Tractor Co. Ltd. Class A	287,300	424
	Jiangxi Jovo Energy Co. Ltd. Class A	135,900	422
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	421
	CNHTC Jinan Truck Co. Ltd. Class A	270,660	421
		Shares	Market Value• ($000)
	Lier Chemical Co. Ltd. Class A	168,680	421
	Shenzhen Leaguer Co. Ltd. Class A	394,400	421
	Henan Mingtai Al Industrial Co. Ltd.	211,196	418
	China Wafer Level Csp Co. Class A	150,720	417
*	Gaotu Techedu Inc. ADR	628,358	415
*	Bohai Leasing Co. Ltd. Class A	1,376,000	415
	Sino-Platinum Metals Co. Ltd. Class A	201,430	414
	Yankershop Food Co. Ltd. Class A	34,500	414
*	Kingnet Network Co. Ltd. Class A	513,400	414
	Shanghai Haixin Group Co. Class B	1,321,500	409
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	297,800	409
	Beijing BDStar Navigation Co. Ltd. Class A	104,659	404
	COFCO Capital Holdings Co. Ltd. Class A	497,300	402
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	167,500	399
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	235,680	399
*	Guangdong Fenghua Advanced Technology Holding Co. Ltd.	211,593	398
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	397
	Hainan Poly Pharm Co. Ltd. Class A	108,902	395
*	China Dongxiang Group Co. Ltd.	13,285,000	394
	Riyue Heavy Industry Co. Ltd. Class A	129,000	391
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	60,200	391
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	34,598	391
	Fujian Star-net Communication Co. Ltd. Class A	134,100	390
	Jiangsu Boqian New Materia Class A	60,400	390
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	54,720	389
	Beijing Tongtech Co. Ltd. Class A	107,460	388
	China Publishing & Media Co. Ltd. Class A	671,805	388
	Jiangsu Provincial Agricultural Reclamation and Development Corp. (XSSC)	223,100	386
	Vats Liquor Chain Store Management JSC Ltd.	128,600	385

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	PNC Process Systems Co. Ltd.	71,700	385
*	Tongdao Liepin Group	441,200	384
*	Youdao Inc. ADR	112,880	383
	Jade Bird Fire Co. Ltd. Class A	112,000	383
	Zhejiang Tiantie Industry Co. Ltd. Class A	263,094	379
	Jinghua Pharmaceutical Group Co. Ltd.	206,290	374
	Shenzhen Yinghe Technology Co. Ltd. Class A	135,596	370
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	539,300	369
	First Tractor Co. Ltd. Class H	912,954	367
	Chengdu Wintrue Holding Co. Ltd. Class A	234,900	366
	Chengdu Kanghua Biological Products Co. Ltd. Class A	26,100	366
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	326,003	363
*,1	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	363
*	Hongda Xingye Co. Ltd. Class A	807,800	363
	Yusys Technologies Co. Ltd. Class A	151,780	362
	China Tianying Inc. Class A	545,900	361
	Fibocom Wireless Inc. Class A	140,313	361
	MLS Co. Ltd. Class A	314,600	360
	Shanghai Liangxin Electrical Co. Ltd. Class A	233,240	360
*	Chongqing Iron & Steel Co. Ltd. Class A	1,724,767	360
*	China Express Airlines Co. Ltd. Class A	247,800	360
*	Chengzhi Co. Ltd. Class A	293,300	359
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	358
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	358
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	84,550	356
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	355
*	Niu Technologies ADR	135,036	354
	Ligao Foods Co. Ltd. Class A	34,900	354
[2]	China Everbright Greentech Ltd.	2,160,000	352
	Sai Micro Electronics Inc. Class A	147,500	351
	Winall Hi-Tech Seed Co. Ltd. Class A	173,250	351
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	347
		Shares	Market Value• ($000)
*	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	347
	Zhejiang Windey Co. Ltd. Class A	140,640	347
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	94,600	346
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	359,000	345
*	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	344
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	344
	Eoptolink Technology Inc. Ltd Class A	96,821	344
	Truking Technology Ltd. Class A	148,900	343
	Yotrio Group Co. Ltd. Class A	750,400	341
	Hainan Strait Shipping Co. Ltd. Class A	532,050	341
	Accelink Technologies Co. Ltd. Class A	145,300	339
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	339
	Beijing Strong Biotechnologies Inc. Class A	138,200	338
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	24,385	338
	Sino Wealth Electronic Ltd. Class A	78,729	337
*	Tangrenshen Group Co. Ltd. Class A	346,800	336
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	336
*	DouYu International Holdings Ltd. ADR	333,635	334
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	334
	KPC Pharmaceuticals Inc. Class A	155,100	334
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	334
	Archermind Technology Nanjing Co. Ltd. Class A	38,100	334
*	Tech-Bank Food Co. Ltd. Class A	401,497	333
*	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	333
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	333
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	333
	QuakeSafe Technologies Co. Ltd. Class A	57,117	333
		Shares	Market Value• ($000)
	Beijing Dahao Technology Corp. Ltd. Class A	149,100	331
	Sichuan Anning Iron and Titanium Co. Ltd. Class A	71,933	330
	Foryou Corp.	67,400	328
	Guangzhou Restaurant Group Co. Ltd. Class A	117,260	327
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	91,500	326
	Suzhou TFC Optical Communication Co. Ltd. Class A	83,780	325
	Shandong Jinjing Science & Technology Co. Ltd. Class A	296,200	325
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	776,000	324
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	323
	Qingdao East Steel Tower Stock Co. Ltd. Class A	293,600	323
	Edan Instruments Inc. Class A	189,000	320
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	246,691	320
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	319
*	Talkweb Information System Co. Ltd. Class A	313,800	319
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	248,700	319
	Jiuzhitang Co. Ltd. Class A	267,600	318
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	403,700	318
	China Harmony New Energy Auto Holding Ltd.	2,777,500	315
	Shandong Bohui Paper Industrial Co. Ltd. Class A	351,858	315
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	314
	FAWER Automotive Parts Co. Ltd. Class A	500,400	313
	Top Resource Conservation & Environment Corp. Class A	192,500	313
*	Hebei Chengde Lolo Co. Class A	301,760	311
	Beibuwan Port Co. Ltd. Class A	320,019	311
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	21,700	311
	Shanghai Maling Aquarius Co. Ltd. Class A	337,597	311
	Sino Biological Inc.	22,593	310
	Xinyu Iron & Steel Co. Ltd. Class A	626,163	307

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	307
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	699,900	305
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	223,010	304
	Moon Environment Technology Co. Ltd. Class A	192,700	304
*	OneConnect Financial Technology Co. Ltd. ADR	477,208	303
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	303
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	303
	Xilinmen Furniture Co. Ltd. Class A	99,600	302
	Monalisa Group Co. Ltd. Class A	176,171	301
*	Advanced Technology & Materials Co. Ltd. Class A	272,500	300
	Renhe Pharmacy Co. Ltd. Class A	346,200	300
	SGIS Songshan Co. Ltd. Class A	813,300	300
	Zhejiang Communications Technology Co. Ltd.	423,800	300
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	270,600	300
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	252,641	298
	Jiangsu Guomao Reducer Co. Ltd. Class A	111,279	298
	China CAMC Engineering Co. Ltd. Class A	279,800	295
	Qingling Motors Co. Ltd. Class H	2,606,929	293
	CETC Digital Technology Co. Ltd. Class A	100,750	291
	Guangdong Tapai Group Co. Ltd. Class A	313,328	290
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	290
	Jinneng Science&Technology Co. Ltd. Class A	234,000	288
*	Shanghai Runda Medical Technology Co. Ltd. Class A	193,100	288
	Hunan Aihua Group Co. Ltd. Class A	86,843	288
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	109,500	288
	Guizhou Chanhen Chemical Corp. Class A	100,100	288
	Shandong Dawn Polymer Co. Ltd. Class A	119,800	286
		Shares	Market Value• ($000)
	Xiamen Xiangyu Co. Ltd. Class A	211,033	286
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	284
	Beijing eGOVA Co. Ltd.	102,700	284
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	284
	Jenkem Technology Co. Ltd. Class A	12,615	284
	Tongyu Heavy Industry Co. Ltd. Class A	811,500	282
	Chengdu Hongqi Chain Co. Ltd. Class A	443,200	281
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	281
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	281
*	ChemPartner PharmaTech Co. Ltd. Class A	204,900	280
	Luyang Energy-Saving Materials Co. Ltd.	102,266	280
	KWG Living Group Holdings Ltd.	2,959,350	279
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	83,300	279
	Victory Giant Technology Huizhou Co. Ltd. Class A	150,757	278
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	54,500	278
*	Innuovo Technology Co. Ltd. Class A	308,700	276
	Beijing SuperMap Software Co. Ltd. Class A	106,000	275
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	286,300	275
*,2	Archosaur Games Inc.	948,000	273
*	Luoyang Glass Co. Ltd. Class A	102,500	273
*	Ningxia Zhongyin Cashmere Class A	1,104,900	272
	Guangdong Hybribio Biotech Co. Ltd. Class A	96,858	271
*	Beijing Compass Technology Development Co. Ltd. Class A	44,400	270
	Lancy Co. Ltd. Class A	104,400	270
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	37,692	270
	Jinyuan EP Co. Ltd.	148,800	269
	Shanghai Industrial Urban Development Group Ltd.	4,728,000	268
	Sumavision Technologies Co. Ltd. Class A	393,700	268
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	534,305	268
	Central China Management Co. Ltd.	3,891,000	268
		Shares	Market Value• ($000)
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	267
	BrightGene Bio-Medical Technology Co. Ltd. Class A	92,017	267
	CQ Pharmaceutical Holding Co. Ltd. Class A	380,600	266
*	Orient Group Inc. Class A	774,900	266
	YGSOFT Inc. Class A	289,569	265
	Shandong Head Co. Ltd. Class A	80,800	265
*,2	Viva Biotech Holdings	1,741,500	264
	Lushang Health Industry Development Co. Ltd. Class A	294,800	264
	Amoy Diagnostics Co. Ltd. Class A	81,720	263
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	131,300	263
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	112,100	263
*,1	Zhenro Properties Group Ltd.	9,804,000	261
*	HyUnion Holding Co. Ltd. Class A	247,800	261
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	261
	Shenzhen Gongjin Electronics Co. Ltd. Class A	212,400	260
	Hangxiao Steel Structure Co. Ltd. Class A	479,400	257
	Jiangsu Shagang Co. Ltd. Class A	480,000	256
*	Genimous Technology Co. Ltd. Class A	339,100	256
	Shandong Xiantan Co. Ltd.	208,300	256
*	Client Service International Inc. Class A	117,300	255
*	Hand Enterprise Solutions Co. Ltd. Class A	206,900	254
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	254
	PCI Technology Group Co. Ltd. Class A	324,200	253
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	253
	Henan Yuguang Gold & Lead Co. Ltd. Class A	378,800	252
	Zhejiang Wanma Co. Ltd. Class A	201,800	250
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	250
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	250
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	20,161	249

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	215,200	249
	PhiChem Corp. Class A	105,500	247
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	247
	Changchun Faway Automobile Components Co. Ltd. Class A	211,460	246
	Wuxi Boton Technology Co. Ltd. Class A	133,700	245
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	245
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	245
	Wuhan Department Store Group Co. Ltd. Class A	188,173	244
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	242
	Guangdong Guanghua Sci Tech Class A	100,900	242
	Beijing Water Business Doctor Co. Ltd. Class A	221,500	242
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	121,393	242
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	238
	China Railway Tielong Container Logistics Co. Ltd. Class A	333,300	237
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	233
*	Shenzhen World Union Group Inc. Class A	679,900	233
*	YaGuang Technology Group Co. Ltd. Class A	274,900	233
	Hangzhou Boiler Group Co. Ltd. Class A	97,700	233
	Road King Infrastructure Ltd.	813,346	232
*	Luoniushan Co. Ltd. Class A	268,600	232
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	232
	Anhui Genuine New Materials Co. Ltd. Class A	155,717	230
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	230
	Jiangsu Amer New Material Co. Ltd.	124,300	230
*	Beijing VRV Software Corp. Ltd. Class A	348,300	228
	Sichuan Jinyuan Yinhai Software Co. Ltd.	95,700	228
	Dongjiang Environmental Co. Ltd. Class A	314,899	227
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	227
*,3	HC SemiTek Corp. Class A	222,800	227
		Shares	Market Value• ($000)
	Ningbo Huaxiang Electronic Co. Ltd. Class A	116,000	226
	Jiangxi Wannianqing Cement Co. Ltd. Class A	209,100	226
	Bear Electric Appliance Co. Ltd. Class A	28,800	226
	Black Peony Group Co. Ltd. Class A	228,740	226
	Beijing North Star Co. Ltd. Class H	2,368,000	224
*,3	Kaisa Group Holdings Ltd.	10,325,268	224
*	YanTai Shuangta Food Co. Ltd. Class A	301,100	224
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	254,343	224
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	223
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	223
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	57,300	223
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	222
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	220
	IReader Technology Co. Ltd. Class A	112,300	220
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	431,328	220
*	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	220
	Guangdong Advertising Group Co. Ltd. Class A	383,500	220
*	Gohigh Data Networks Technology Co. Ltd. Class A	296,900	219
*	Tongding Interconnection Information Co. Ltd.	287,300	217
	Guangdong Topstar Technology Co. Ltd. Class A	100,620	217
	Beyondsoft Corp. Class A	140,900	217
	Shantui Construction Machinery Co. Ltd. Class A	382,600	216
	Shanghai AtHub Co. Ltd. Class A	60,200	215
	Rongsheng Petrochemical Co. Ltd. Class A	234,055	215
	Qinghai Huzhu Tianyoude Class A	120,900	215
*	Shengda Resources Co. Ltd. Class A	162,000	214
	Hanwei Electronics Group Class A	84,000	214
	Guangdong Goworld Co. Ltd.	163,900	213
	Jinhui Liquor Co. Ltd. Class A	77,400	213
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	212
		Shares	Market Value• ($000)
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	211
	Hangzhou Onechance Tech Corp. Class A	54,300	211
	Gansu Qilianshan Cement Group Co. Ltd. Class A	158,700	210
	Lihuayi Weiyuan Chemical Co. Ltd.	74,400	210
	Ningbo Zhenyu Technology Co. Ltd. Class A	17,894	209
	Yonggao Co. Ltd. Class A	348,100	208
	Beijing Ctrowell Technology Corp. Ltd. Class A	181,800	207
	Tianjin Teda Co. Ltd. Class A	386,700	205
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	205
	China SCE Group Holdings Ltd.	3,968,000	205
*	Visionox Technology Inc. Class A	252,200	204
	Jin Tong Ling Technology Class A	383,000	204
	Sino GeoPhysical Co. Ltd. Class A	83,000	203
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	73,700	202
	Guomai Technologies Inc. Class A	182,500	198
	Konka Group Co. Ltd. Class A	295,400	197
	Shenzhen Click Technology Co Ltd	89,100	197
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	138,300	196
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	81,900	196
	Changying Xinzhi Technology Co. Ltd. Class A	103,400	196
	Better Life Commercial Chain Share Co. Ltd. Class A	288,659	195
*	INKON Life Technology Co. Ltd. Class A	141,100	195
	Guangdong Aofei Data Technology Co. Ltd. Class A	150,660	193
	Sinosteel Engineering & Technology Co. Ltd. Class A	268,300	193
*	Beijing Watertek Information Technology Co. Ltd. Class A	440,600	191
	Western Region Gold Co. Ltd. Class A	117,867	191
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	191
*	Beijing Philisense Technology Co. Ltd. Class A	370,400	190

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	ZheJiang Dali Technology Co. Ltd. Class A	100,920	189
*	China High Speed Railway Technology Co. Ltd. Class A	610,400	188
	Yijiahe Technology Co. Ltd. Class A	39,200	188
	DBG Technology Co. Ltd. Class A	143,060	187
	Three's Co. Media Group Co. Ltd. Class A	19,542	187
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	142,060	186
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	171,969	183
	Beijing Sanlian Hope Shin Class A	81,000	183
	City Development Environment Co. Ltd. Class A	139,720	182
	Goldenmax International Technology Ltd. Class A	166,100	181
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	261,700	181
	Marssenger Kitchenware Co. Ltd. Class A	60,100	181
*	Wuhan P&S Information Technology Co. Ltd. Class A	301,700	180
	Edifier Technology Co. Ltd. Class A	160,900	179
*,1	Times China Holdings Ltd.	2,835,693	177
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	102,100	177
	Xinhuanet Co. Ltd. Class A	84,900	177
	Chow Tai Seng Jewellery Co. Ltd. Class A	116,250	176
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	203,900	174
*	Xiamen Jihong Technology Co. Ltd. Class A	101,000	174
	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	173
	DeHua TB New Decoration Materials Co. Ltd. Class A	170,900	173
*	CSG Smart Science&Technology Co. Ltd. Class A	181,900	171
	Shanghai Kaibao Pharmaceutical Co. Ltd.	219,100	171
*	Fujian Snowman Co. Ltd. Class A	149,300	171
*	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	169
		Shares	Market Value• ($000)
	Zhongfu Information Inc. Class A	50,100	169
	China Harzone Industry Corp. Ltd. Class A	174,200	165
	Eastcompeace Technology Co. Ltd. Class A	84,100	165
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	163
	Shanghai Kinetic Medical Co. Ltd. Class A	150,248	162
*	Hongli Zhihui Group Co. Ltd. Class A	162,300	162
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	313,743	161
	Xinxiang Chemical Fiber Co. Ltd. Class A	377,700	160
*	Zhejiang Jingu Co. Ltd. Class A	185,200	159
	JSTI Group Class A	201,500	159
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	568,600	158
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	140,800	158
*	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	156
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	154
	EIT Environmental Development Group Co. Ltd. Class A	73,075	154
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	115,700	153
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	153
	Chengdu RML Technology Co. Ltd.	13,395	153
	Unilumin Group Co. Ltd. Class A	182,800	152
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	151
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	193,900	150
*	Grand Industrial Holding Group Co. Ltd.	130,900	149
	Shaanxi Construction Machinery Co. Ltd. Class A	239,850	148
	Zhejiang Meida Industrial Co. Ltd. Class A	107,000	147
*	Beijing Thunisoft Corp. Ltd. Class A	149,100	145
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	20,499	140
		Shares	Market Value• ($000)
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	27,800	139
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	139
	5I5J Holding Group Co. Ltd. Class A	434,300	137
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	129,300	135
	Shanghai Yaoji Technology Co. Ltd. Class A	73,800	134
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	49,476	133
	Kunming Yunnei Power Co. Ltd. Class A	364,400	133
	Zhuhai Bojay Electronics Co. Ltd. Class A	27,100	133
	Canny Elevator Co. Ltd. Class A	145,500	132
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	146,200	132
	Huafu Fashion Co. Ltd. Class A	316,500	131
*	JC Finance & Tax Interconnect Holdings Ltd.	118,600	130
	Chongqing Zaisheng Technology Corp. Ltd. Class A	182,980	130
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	131,900	127
	Chengdu ALD Aviation Manufacturing Corp. Class A	32,700	125
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	115,900	123
	Beijing Science Sun Pharmaceutical Co. Ltd.	74,900	121
	Shanxi Coking Co. Ltd. Class A	165,100	121
*	Feitian Technologies Co. Ltd. Class A	80,800	120
*	Berry Genomics Co. Ltd. Class A	67,900	118
*	Markor International Home Furnishings Co. Ltd. Class A	328,810	116
	Fujian Cement Inc. Class A	169,700	116
	Greenland Hong Kong Holdings Ltd.	2,228,000	115
*	263 Network Communication Co. Ltd.	184,900	110
	Dare Power Dekor Home Co. Ltd. Class A	101,400	109
	Zhejiang Yasha Decoration Co. Ltd. Class A	176,700	104
	Streamax Technology Co. Ltd. Class A	33,800	104
	Lee's Pharmaceutical Holdings Ltd.	583,526	103

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	China Publishing & Media Co. Ltd. Class A (XSHG)	178,100	103
*,3	Boshiwa International Ltd.	469,000	100
	Wuhan Keqian Biology Co. Ltd. Class A	30,352	100
	Rainbow Digital Commercial Co. Ltd. Class A	141,500	97
*	Guangdong Highsun Group Co. Ltd.	291,300	87
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	70,880	86
	Jiangsu Gian Tachnology Co. Ltd.	21,300	85
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	32,700	82
	Beken Corp. Class A	22,300	80
*	Ronshine China Holdings Ltd.	1,370,500	76
	Beijing Forever Technology Co. Ltd.	57,500	73
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	70
	Merit Interactive Co. Ltd.	45,100	64
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	60
	China Fangda Group Co. Ltd. Class B	215,079	59
*,3	Colour Life Services Group Co. Ltd.	748,370	59
*,1,3	China Fishery Group Ltd.	1,088,512	58
*	Shenzhen Click Technology Co. Ltd.	42,100	55
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	158,000	53
*	Genetron Holdings Ltd. ADR	46,138	38
*,3	Fantasia Holdings Group Co. Ltd.	1,143,000	29
	Beijing North Star Co. Ltd. Class A	101,400	25
	Beken Corp.	5,400	19
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	13,720	10
	Times Neighborhood Holdings Ltd.	50,044	2
	Eastern Communications Co. Ltd. Class B	50	—
*,1,3	Midas Holdings Ltd.	2,619,447	—
*,3	China High Precision Automation Group Ltd.	401,000	—
*,3	Real Gold Mining Ltd.	239,476	—
*	Yuzhou Group Holdings Co. Ltd.	391	—
*,3	China Animal Healthcare Ltd.	1,003,918	—
			414,509
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	372,349	1,960
		Shares	Market Value• ($000)
Denmark (1.5%)
*	ISS A/S	668,617	12,279
	Ringkjoebing Landbobank A/S	100,217	10,900
*	Jyske Bank A/S (Registered)	199,128	10,747
*,1	Bavarian Nordic A/S	256,552	8,163
*	ALK-Abello A/S	472,643	7,815
*	NKT A/S	156,306	7,801
	Topdanmark A/S	155,440	7,174
	Ambu A/S Class B	608,070	6,800
	Sydbank A/S	211,219	6,432
	Chemometec A/S	55,475	5,229
	FLSmidth & Co. A/S	198,992	4,599
	D/S Norden A/S	88,605	4,586
*	Zealand Pharma A/S	167,801	4,322
*,2	Netcompany Group A/S	124,635	4,273
	Alm Brand A/S	3,101,634	4,239
	Spar Nord Bank A/S	307,518	3,723
[2]	Scandinavian Tobacco Group A/S Class A	209,594	3,511
	Dfds A/S	109,292	3,317
	Schouw & Co. A/S	46,374	2,942
	Torm plc Class A	105,190	2,814
*	NTG Nordic Transport Group A/S Class A	56,234	1,824
*	Nilfisk Holding A/S	93,620	1,742
			125,232
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	3,866,317	2,141
*	Fawry for Banking & Payment Technology Services SAE	8,507,479	1,384
	Talaat Moustafa Group	3,748,596	1,282
*	ElSewedy Electric Co.	2,379,955	838
*	Medinet Nasr Housing	5,458,971	625
			6,270
Finland (0.8%)
	Cargotec OYJ Class B	180,045	6,772
	Konecranes OYJ Class A	263,636	6,633
	TietoEVRY OYJ (XHEL)	259,864	6,195
	Nokian Renkaat OYJ	475,166	5,358
	Outokumpu OYJ	1,218,447	4,890
	Metsa Board OYJ	613,869	4,618
	Kemira OYJ	326,685	4,314
	Sanoma OYJ	275,434	3,224
	Revenio Group OYJ	79,108	2,942
*,1	QT Group OYJ	68,773	2,937
	Uponor OYJ	208,443	2,769
	Tokmanni Group Corp.	166,487	2,013
	Citycon OYJ	284,739	1,774
[2]	Terveystalo OYJ	278,765	1,724
	YIT OYJ	622,106	1,560
	TietoEVRY OYJ	56,975	1,356
*	F-Secure OYJ	359,756	1,018
	Oriola OYJ Class B	473,337	859
*,1	Finnair OYJ	1,948,469	825
	Raisio OYJ Class V	374,561	725
*	WithSecure OYJ	359,756	582
*,3	Ahlstrom-Munksjo OYJ Rights	29,401	518
			63,606
France (2.6%)
	Gaztransport Et Technigaz SA	111,995	13,029
	Alten SA	104,141	12,167
	SPIE SA	462,609	10,822
	Nexans SA	105,266	9,830
		Shares	Market Value• ($000)
	SES SA Class A GDR	1,384,344	9,819
	Elis SA (XPAR)	801,650	9,180
	Technip Energies NV	618,889	7,989
	Rubis SCA	340,753	7,738
[2]	Verallia SA	254,601	7,214
	Sopra Steria Group SACA	52,099	6,896
	IPSOS	139,603	6,758
	Eutelsat Communications SA	664,148	6,667
*	Air France-KLM	4,880,370	6,417
*	Vallourec SA	545,182	5,801
	Imerys SA	139,229	5,699
	Societe BIC SA	89,672	5,148
	Coface SA	371,317	4,134
	Virbac SA	15,654	3,836
	Rothschild & Co.	103,217	3,660
	Trigano SA	34,082	3,489
	Nexity SA	164,819	3,301
*,1	Atos SE	332,947	3,249
	Carmila SA	202,030	2,826
	Interparfums SA	57,021	2,749
	Metropole Television SA	246,056	2,545
*	ID Logistics Group	8,991	2,416
	Cie Plastic Omnium SA	166,027	2,326
	Television Francaise 1	362,816	2,303
	Eramet SA	35,141	2,302
[1]	Lagardere SA	130,752	2,286
	Korian SA	239,314	2,261
*	Valneva SE	329,415	2,228
*	CGG SA	2,455,915	2,086
*	SES-imagotag SA	18,019	2,045
	Fnac Darty SA	65,079	2,011
	Mercialys SA	230,287	1,994
	Quadient SA	137,526	1,935
	Altarea SCA	14,500	1,932
	Antin Infrastructure Partners SA	86,020	1,871
*	Voltalia SA (Registered)	96,482	1,837
	Mersen SA	52,948	1,713
[2]	Maisons du Monde SA	171,832	1,684
	PEUGEOT Investment	19,037	1,568
	Vicat SA	65,635	1,505
	Beneteau SA	134,621	1,492
	Derichebourg SA	329,173	1,437
*,1	Casino Guichard Perrachon SA	144,581	1,391
*,1	Orpea SA	163,547	1,326
	Vetoquinol SA	14,508	1,205
*,1	OVH Groupe SAS	78,061	1,014
*,1,2	X-Fab Silicon Foundries SE	190,481	986
	Vilmorin & Cie SA	22,234	985
	Pharmagest Interactive	13,692	962
	Etablissements Maurel et Prom SA	198,509	892
*,2	SMCP SA	136,302	857
	Manitou BF SA	41,765	852
*,1	Solutions 30 SE	355,303	685
*,1,2	Elior Group SA	305,879	679
*	GL Events	41,305	642
	Lisi	31,889	630
	Jacquet Metals SACA	37,532	584
	Lisi (XPAR)	23,758	469
*	Believe SA	50,767	465
	Bonduelle SCA	39,068	454
	Boiron SA	8,023	366
	Guerbet	18,571	318
	AKWEL	21,631	314
	Tarkett SA	24,374	295
*,1,2	Aramis Group SAS	60,452	278

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Lisi SA Prime De Fidelite	3,729	74
			218,918
Germany (2.9%)
	K+S AG (Registered)	694,657	15,337
	AIXTRON SE	382,657	9,403
	HUGO BOSS AG	199,700	9,198
	Freenet AG	431,554	8,483
	Aurubis AG	126,219	7,964
	Encavis AG	393,398	7,324
	Gerresheimer AG	115,351	6,608
*	Aareal Bank AG	198,844	6,288
	VERBIO Vereinigte BioEnergie AG	73,190	5,765
*,2	TeamViewer AG	591,026	5,676
	PNE AG	283,863	5,403
	Krones AG	54,923	5,087
[2]	Befesa SA	146,296	5,081
	Stabilus SE	91,620	5,026
	Duerr AG	178,349	4,714
	Siltronic AG	74,550	4,636
	Hensoldt AG	191,104	4,490
*	Nordex SE	470,587	4,387
	ProSiebenSat.1 Media SE	645,550	4,387
*	Vitesco Technologies Group AG Class A	81,755	4,375
	Jenoptik AG	191,211	4,192
	Software AG	182,097	3,984
	Stroeer SE & Co. KGaA	91,491	3,730
	TAG Immobilien AG	587,190	3,678
	Suedzucker AG	287,141	3,659
	Synlab AG	280,891	3,617
	Grand City Properties SA	360,562	3,507
[2]	Deutsche Pfandbriefbank AG	459,050	3,419
	Pfeiffer Vacuum Technology AG	23,728	3,352
	CANCOM SE	131,960	3,261
[1]	Salzgitter AG	140,601	3,142
*	flatexDEGIRO AG	336,319	2,939
	CompuGroup Medical SE & Co. KGaA	91,907	2,904
*	Nagarro SE	28,769	2,862
	Bilfinger SE	100,696	2,801
[1]	S&T AG	173,273	2,508
	BayWa AG	53,126	2,397
	Dermapharm Holding SE	62,494	2,376
[1]	STRATEC SE	28,139	2,359
	KWS Saat SE & Co. KGaA	38,915	2,259
*	MorphoSys AG	114,784	2,173
	Hornbach Holding AG & Co. KGaA	30,989	2,112
	Kloeckner & Co. SE Preference Shares	267,556	2,097
*,2	Auto1 Group SE	309,660	2,083
	GFT Technologies SE	59,977	1,955
	Norma Group SE	118,782	1,883
	Energiekontor AG	20,705	1,839
	GRENKE AG	88,396	1,803
	Deutz AG	464,229	1,753
	Eckert & Ziegler Strahlen- und Medizintechnik AG	41,959	1,659
	Atoss Software AG	13,485	1,642
	Indus Holding AG	82,094	1,620
[1]	Takkt AG	121,941	1,579
*	Hypoport SE	16,152	1,578
*,1	SMA Solar Technology AG	32,268	1,561
		Shares	Market Value• ($000)
	Washtec AG	38,436	1,444
	Wacker Neuson SE	91,398	1,441
[1]	Deutsche Beteiligungs AG	52,228	1,324
	Adesso SE	12,901	1,277
	PATRIZIA AG	167,503	1,229
	DIC Asset AG	178,233	1,229
	Draegerwerk AG & Co. KGaA Preference Shares	30,405	1,223
*,1	SGL Carbon SE	167,992	1,192
[2]	Instone Real Estate Group SE	162,268	1,181
	Vossloh AG	32,460	1,165
	CropEnergies AG	72,521	1,156
	New Work SE	9,217	1,155
*,1,2	Shop Apotheke Europe NV	27,709	1,147
[1]	CECONOMY AG	672,895	1,095
	Basler AG	39,539	1,073
	Wuestenrot & Wuerttembergische AG	74,785	1,055
	Secunet Security Networks AG	4,696	1,030
	Hamburger Hafen und Logistik AG	84,704	992
*,1	Aareal Bank AG (XETR)	29,220	953
[1]	Deutsche EuroShop AG (XETR)	32,378	694
*,1	About You Holding SE	140,239	685
*	Global Fashion Group SA	386,807	651
	ElringKlinger AG	84,584	605
*,2	ADLER Group SA	272,893	405
	Kuka AG	4,646	384
	Bertrandt AG	12,735	379
	Draegerwerk AG & Co. KGaA	9,411	340
			246,419
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	256,791	795
	Fourlis Holdings SA	114,251	299
			1,094
Hong Kong (0.7%)
	Pacific Basin Shipping Ltd.	16,816,532	4,071
	Fortune REIT	4,774,589	3,048
	Luk Fook Holdings International Ltd.	1,243,399	2,701
	HKBN Ltd.	2,815,129	1,901
*,2	Sirnaomics Ltd.	240,728	1,799
*,1	Theme International Holdings Ltd.	18,678,347	1,783
	K Wah International Holdings Ltd.	5,800,398	1,624
	CITIC Telecom International Holdings Ltd.	5,390,004	1,593
*,1	Realord Group Holdings Ltd.	1,332,000	1,563
	Canvest Environmental Protection Group Co. Ltd.	2,467,000	1,519
	Stella International Holdings Ltd.	1,432,500	1,387
*	Cowell e Holdings Inc.	1,092,000	1,336
*	Vobile Group Ltd.	5,530,000	1,318
	Sunlight REIT	4,031,072	1,282
	LK Technology Holdings Ltd.	1,404,475	1,271
		Shares	Market Value• ($000)
	SUNeVision Holdings Ltd.	2,232,000	1,182
	Jinchuan Group International Resources Co. Ltd.	16,988,000	1,125
[1]	Hong Kong Technology Venture Co. Ltd.	2,145,000	1,121
	VSTECS Holdings Ltd.	2,110,000	1,015
*	Cosmopolitan International Holdings Ltd.	6,528,000	998
	Far East Consortium International Ltd.	4,226,043	952
	Value Partners Group Ltd.	3,926,434	935
*	Lifestyle International Holdings Ltd.	1,520,000	901
*,2	Hua Medicine	3,280,000	886
*	IGG Inc.	3,378,000	878
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	753,000	842
	Prosperity REIT	3,915,000	828
	United Laboratories International Holdings Ltd.	1,916,500	803
	Chow Sang Sang Holdings International Ltd.	855,565	789
*	Esprit Holdings Ltd. (XHKG)	9,966,350	774
	Truly International Holdings Ltd.	6,273,000	767
*,1,3	Superb Summit International	3,957,346	736
	Texhong Textile Group Ltd.	1,099,500	708
	Sun Hung Kai & Co. Ltd.	2,025,000	707
	Giordano International Ltd.	4,111,735	676
	EC Healthcare	1,268,000	654
*	OCI International Holdings Ltd.	3,388,000	642
	China Tobacco International HK Co. Ltd.	650,000	626
*,1	C-Mer Eye Care Holdings Ltd.	1,424,000	590
	Pacific Textiles Holdings Ltd.	1,938,000	578
*,3	Convoy	26,130,000	556
*,2	Frontage Holdings Corp.	2,406,000	542
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	1,201,500	530
	SmarTone Telecommunications Holdings Ltd.	1,036,730	512
	Asia Cement China Holdings Corp.	1,403,500	490
	Pou Sheng International Holdings Ltd.	9,483,000	478
*,2	Fosun Tourism Group	536,200	468
*,2	Antengene Corp. Ltd.	1,088,500	463
*,1	Apollo Future Mobility Group Ltd.	17,192,000	460
	Dynam Japan Holdings Co. Ltd.	722,440	448
	CITIC Resources Holdings Ltd.	9,572,000	421
	Singamas Container Holdings Ltd.	5,413,960	414
[2]	Crystal International Group Ltd.	1,607,000	410

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Shun Tak Holdings Ltd.	3,008,000	391
*	Television Broadcasts Ltd.	1,099,600	379
	Vesync Co. Ltd.	1,410,000	376
*	Sa Sa International Holdings Ltd.	3,414,000	361
*,3	Huiyuan Juice	1,333,000	343
*	Digital Domain Holdings Ltd.	8,939,000	308
	Powerlong Real Estate Holdings Ltd.	3,765,000	307
*,2	Everest Medicines Ltd.	384,500	303
*,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	742,000	265
	CMBC Capital Holdings Ltd.	1,339,021	263
	Texwinca Holdings Ltd.	1,954,000	256
	Glory Sun Financial Group Ltd.	109,700,000	252
*,3	National Agricultural Holdings	1,560,000	237
*	Chinese Estates Holdings Ltd.	1,100,500	199
*,1,2	VPower Group International Holdings Ltd.	2,648,000	183
*	GCL New Energy Holdings Ltd.	1,881,277	127
[2]	IMAX China Holding Inc.	217,300	125
*	Macau Legend Development Ltd.	3,712,177	101
	Powerlong Commercial Management Holdings Ltd.	276,000	85
*,3	Anxin China Holdings Ltd.	2,621,200	—
*,3	C Fiber Optic	2,215,200	—
*,3	Hua Han Health Industry Holdings Ltd.	1,817,183	—
*,3	SMI Holdings Group Ltd.	2,800,800	—
*,3	Tech Pro Tech Dev	10,406,800	—
*,3	MH Development NPV	1,068,000	—
*,3	CTEG	6,439,760	—
*,3	Agritrade Resources Ltd.	6,905,000	—
*,3	China Lumena New Materials Corp.	98,750	—
			59,962
Hungary (0.0%)
*	Opus Global Nyrt	668,776	192
Iceland (0.0%)
*	Origo HF	424,724	245
	Sjova-Almennar Tryggingar hf	495,971	116
	Vatryggingafelag Islands Hf	866,418	108
			469
India (5.7%)
	Crompton Greaves Consumer Electricals Ltd.	2,182,802	9,558
	Tata Chemicals Ltd.	586,526	8,036
	APL Apollo Tubes Ltd.	562,398	7,345
	Navin Fluorine International Ltd.	129,121	7,108
	Supreme Industries Ltd.	242,614	6,374
*	Fortis Healthcare Ltd.	1,850,373	6,205
	Atul Ltd.	59,675	6,040
		Shares	Market Value• ($000)
*	Aditya Birla Fashion and Retail Ltd.	1,346,453	5,760
	KPIT Technologies Ltd.	597,376	5,124
	Apollo Tyres Ltd.	1,449,917	5,097
	IIFL Finance Ltd.	995,132	5,051
	AIA Engineering Ltd.	146,420	4,748
	Phoenix Mills Ltd.	271,747	4,689
	Elgi Equipments Ltd.	785,216	4,600
	SKF India Ltd.	86,007	4,575
	Motherson Sumi Wiring India Ltd.	4,242,181	4,467
	IDFC Ltd.	4,763,470	4,462
	Sundram Fasteners Ltd.	393,150	4,450
	Grindwell Norton Ltd.	171,729	4,363
*	PVR Ltd.	196,250	4,214
	Carborundum Universal Ltd.	402,103	4,117
	Computer Age Management Services Ltd.	130,163	4,012
	Ramco Cements Ltd.	457,258	3,990
	Kajaria Ceramics Ltd.	297,889	3,897
	JK Cement Ltd.	116,612	3,828
	KEI Industries Ltd.	195,931	3,827
	Thermax Ltd.	142,626	3,743
	Solar Industries India Ltd.	79,160	3,727
	Radico Khaitan Ltd.	286,417	3,611
	City Union Bank Ltd.	1,581,974	3,555
	Pfizer Ltd.	66,435	3,512
	Lakshmi Machine Works Ltd.	21,673	3,374
	Angel One Ltd.	172,142	3,335
	Blue Star Ltd.	222,650	3,330
	Timken India Ltd.	88,360	3,204
[2]	Syngene International Ltd.	408,699	3,118
	Escorts Ltd.	123,268	3,033
	Redington India Ltd.	1,834,834	3,031
	IIFL Wealth Management Ltd.	139,714	2,995
	Asahi India Glass Ltd.	396,082	2,952
	Gujarat State Petronet Ltd.	1,058,281	2,896
	HFCL Ltd.	2,893,177	2,895
	Magma Fincorp Ltd.	754,521	2,871
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	332,872	2,857
	Manappuram Finance Ltd.	2,231,773	2,840
*,2	Aster DM Healthcare Ltd.	946,760	2,830
	Cyient Ltd.	311,684	2,824
*	EIH Ltd.	1,176,048	2,755
	JB Chemicals & Pharmaceuticals Ltd.	115,187	2,747
*	Suzlon Energy Ltd.	28,389,049	2,729
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	233,354	2,726
[2]	Indian Energy Exchange Ltd.	1,605,218	2,715
	Granules India Ltd.	600,686	2,706
	Amara Raja Batteries Ltd.	435,622	2,701
	National Aluminium Co. Ltd.	3,182,453	2,698
	Central Depository Services India Ltd.	181,198	2,682
	EID Parry India Ltd.	353,162	2,644
[2]	Brookfield India Real Estate Trust	692,150	2,640
		Shares	Market Value• ($000)
	Cholamandalam Financial Holdings Ltd.	346,845	2,631
	UTI Asset Management Co. Ltd.	306,858	2,603
	Brigade Enterprises Ltd.	429,057	2,593
	Ratnamani Metals & Tubes Ltd.	103,435	2,577
	Sonata Software Ltd.	400,919	2,535
*	Aptus Value Housing Finance India Ltd.	662,710	2,532
	Great Eastern Shipping Co. Ltd.	374,467	2,519
	Narayana Hrudayalaya Ltd.	263,043	2,515
	Happiest Minds Technologies Ltd.	212,063	2,488
*	Aavas Financiers Ltd.	100,398	2,452
	India Cements Ltd.	832,104	2,426
	IRB Infrastructure Developers Ltd.	850,175	2,403
[2]	Mindspace Business Parks REIT	556,381	2,387
	Chambal Fertilizers and Chemicals Ltd.	604,804	2,386
	Sanofi India Ltd.	35,134	2,381
	Hatsun Agro Product Ltd.	202,782	2,347
	VIP Industries Ltd.	259,250	2,344
	Natco Pharma Ltd.	320,805	2,328
	DCM Shriram Ltd.	183,035	2,310
	KEC International Ltd.	433,175	2,305
	Praj Industries Ltd.	443,872	2,218
	Vinati Organics Ltd.	95,503	2,202
	CESC Ltd.	2,365,038	2,195
*	Westlife Development Ltd.	240,312	2,174
	Sumitomo Chemical India Ltd.	364,124	2,168
	CRISIL Ltd.	59,666	2,164
	GHCL Ltd.	273,682	2,139
*	Affle India Ltd.	151,517	2,114
	Bajaj Electricals Ltd.	148,416	2,096
	Ajanta Pharma Ltd.	132,949	2,079
	Mahanagar Gas Ltd.	199,361	2,076
	Can Fin Homes Ltd.	324,872	2,060
	Blue Dart Express Ltd.	22,367	2,051
*,2	Lemon Tree Hotels Ltd.	2,006,325	2,045
	KPR Mill Ltd.	305,473	2,039
	Prestige Estates Projects Ltd.	379,938	2,032
*,2	Tejas Networks Ltd.	240,194	1,995
	Birlasoft Ltd.	608,935	1,994
*	Reliance Power Ltd.	10,201,690	1,988
	Indian Bank	646,941	1,986
	Fine Organic Industries Ltd.	28,439	1,973
	Suven Pharmaceuticals Ltd.	407,910	1,965
	Balaji Amines Ltd.	53,328	1,949
	Finolex Industries Ltd.	1,193,931	1,936
[2]	Eris Lifesciences Ltd.	213,896	1,907
	Trident Ltd.	4,453,019	1,895
*	Shree Renuka Sugars Ltd.	2,876,379	1,880
	Raymond Ltd.	129,654	1,877
	Tanla Platforms Ltd.	208,364	1,869
	Century Textiles & Industries Ltd.	179,366	1,859
[2]	Metropolis Healthcare Ltd.	90,940	1,859
	Intellect Design Arena Ltd.	353,737	1,847

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Vedant Fashions Ltd.	104,866	1,837
*	Nuvoco Vistas Corp. Ltd.	382,971	1,835
	V-Guard Industries Ltd.	592,359	1,834
	Shriram City Union Finance Ltd.	82,820	1,824
*	Indiabulls Housing Finance Ltd.	1,160,913	1,816
*	Indiabulls Real Estate Ltd.	1,903,794	1,792
	Aegis Logistics Ltd.	472,307	1,775
[2]	Endurance Technologies Ltd.	107,507	1,760
	BSE Ltd.	245,508	1,752
*	CreditAccess Grameen Ltd.	147,337	1,738
*,2	Krishna Institute of Medical Sciences Ltd.	96,291	1,728
	NCC Ltd.	1,875,816	1,694
	Jubilant Ingrevia Ltd.	270,612	1,686
	JK Lakshmi Cement Ltd.	248,870	1,663
[2]	Quess Corp. Ltd.	248,084	1,657
*	Amber Enterprises India Ltd.	65,808	1,644
	Karur Vysya Bank Ltd.	1,306,123	1,644
	Vardhman Textiles Ltd.	403,335	1,642
*	Sheela Foam Ltd.	48,864	1,639
[2]	IndiaMart InterMesh Ltd.	29,459	1,637
	Finolex Cables Ltd.	259,394	1,634
	Century Plyboards India Ltd.	224,648	1,627
	Alkyl Amines Chemicals Ltd.	45,199	1,613
	Balrampur Chini Mills Ltd.	417,920	1,596
	Poly Medicure Ltd.	143,003	1,593
	Mahindra CIE Automotive Ltd.	436,232	1,585
*	Devyani International Ltd.	672,625	1,575
	eClerx Services Ltd.	98,538	1,573
	Orient Electric Ltd.	483,720	1,572
[2]	ICICI Securities Ltd.	251,481	1,569
	TTK Prestige Ltd.	139,252	1,566
	GMM Pfaudler Ltd.	68,115	1,520
	KRBL Ltd.	311,676	1,505
	Clean Science & Technology Ltd.	78,933	1,502
	Firstsource Solutions Ltd.	1,195,059	1,500
	CCL Products India Ltd.	245,917	1,489
	Ceat Ltd.	79,743	1,487
	BASF India Ltd.	42,777	1,484
	Zydus Wellness Ltd.	69,674	1,481
	Route Mobile Ltd.	92,156	1,461
	Hitachi Energy India Ltd.	37,941	1,451
	Jubilant Pharmova Ltd. Class A (XNSE)	326,896	1,449
*	Inox Leisure Ltd.	229,149	1,422
	Mastek Ltd.	69,434	1,418
	Brightcom Group Ltd.	3,511,388	1,404
	Rain Industries Ltd.	690,916	1,400
	Sobha Ltd.	183,154	1,390
	KNR Constructions Ltd.	505,788	1,363
	Edelweiss Financial Services Ltd.	1,896,655	1,327
	Saregama India Ltd.	292,768	1,326
*	Borosil Renewables Ltd.	193,834	1,321
		Shares	Market Value• ($000)
	Sterlite Technologies Ltd.	662,370	1,318
	Motilal Oswal Financial Services Ltd.	157,928	1,308
	Mahindra Lifespace Developers Ltd.	263,996	1,281
	Welspun Corp. Ltd.	466,970	1,254
[2]	Godrej Agrovet Ltd.	200,569	1,214
	PNC Infratech Ltd.	387,455	1,209
*	Chemplast Sanmar Ltd.	263,220	1,193
*	TeamLease Services Ltd.	33,603	1,181
	Procter & Gamble Health Ltd.	23,886	1,164
	Garware Technical Fibres Ltd.	27,049	1,145
*,2	PNB Housing Finance Ltd.	212,718	1,132
*	Dhani Services Ltd.	1,626,689	1,123
	Galaxy Surfactants Ltd.	31,921	1,122
	Gateway Rail Freight Ltd.	1,277,088	1,121
	Zensar Technologies Ltd.	414,440	1,120
	V-Mart Retail Ltd.	30,514	1,110
	Alembic Pharmaceuticals Ltd.	165,828	1,103
	NIIT Ltd.	323,111	1,090
	Birla Corp. Ltd.	97,439	1,087
	Polyplex Corp. Ltd.	52,756	1,072
	Avanti Feeds Ltd.	198,001	1,057
	Infibeam Avenues Ltd. (XNSE)	4,938,700	1,056
	NOCIL Ltd.	351,553	1,031
*	Strides Pharma Science Ltd.	275,162	1,030
	Vaibhav Global Ltd.	241,167	1,027
	Welspun India Ltd.	1,077,399	1,021
	Graphite India Ltd.	232,645	992
	NBCC India Ltd.	2,476,755	972
*	Sun Pharma Advanced Research Co. Ltd.	307,238	958
	Akzo Nobel India Ltd.	37,141	958
	Bombay Burmah Trading Co.	89,267	942
	JM Financial Ltd.	1,120,275	927
	EPL Ltd.	489,537	910
*	Medplus Health Services Ltd.	125,652	900
*	Alok Industries Ltd.	4,759,279	893
	Vakrangee Ltd.	2,270,405	864
	Engineers India Ltd.	1,005,533	853
	Multi Commodity Exchange of India Ltd.	45,555	846
	Gujarat Pipavav Port Ltd.	807,038	837
	Rallis India Ltd.	300,266	822
[2]	New India Assurance Co. Ltd.	728,929	783
*	Restaurant Brands Asia Ltd.	529,491	778
	AstraZeneca Pharma India Ltd.	18,922	754
	PTC India Ltd.	844,724	736
	Bajaj Consumer Care Ltd.	358,931	691
*	Equitas Holdings Ltd.	557,914	681
	HEG Ltd.	53,181	679
	Kaveri Seed Co. Ltd.	111,117	653
	Karnataka Bank Ltd.	551,807	644
*	TV18 Broadcast Ltd.	1,507,082	637
	DCB Bank Ltd.	433,216	565
		Shares	Market Value• ($000)
*	Hindustan Construction Co. Ltd.	3,291,280	561
	Care Ratings Ltd.	90,646	536
*	Just Dial Ltd.	69,658	530
[2]	Dilip Buildcon Ltd.	199,935	521
*	South Indian Bank Ltd.	2,920,192	484
	Symphony Ltd.	47,028	476
*	Wockhardt Ltd.	144,380	408
	WABCO India Ltd.	3,113	385
*	IFCI Ltd.	2,973,486	367
	Jindal Saw Ltd.	330,453	311
*,3	Chennai Super Kings Cricket	176,674	—
			481,129
Indonesia (0.7%)
	Indo Tambangraya Megah Tbk PT	1,443,500	4,158
	Aneka Tambang Tbk	30,929,919	3,661
	Mitra Keluarga Karyasehat Tbk PT	20,455,400	3,623
	Medikaloka Hermina Tbk PT	37,187,800	3,554
	Ciputra Development Tbk PT	52,510,055	3,164
	AKR Corporindo Tbk PT	30,270,715	3,030
	Medco Energi Internasional Tbk PT	34,337,588	2,547
	Panin Financial Tbk PT	59,166,900	2,410
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,738,100	2,374
	Pakuwon Jati Tbk PT	80,100,834	2,251
	Matahari Department Store Tbk PT	7,452,100	2,231
	Japfa Comfeed Indonesia Tbk PT	24,221,700	2,152
	Bank Pan Indonesia Tbk PT	13,864,800	2,136
*	Waskita Karya Persero Tbk PT	66,939,881	2,065
	BFI Finance Indonesia Tbk PT	28,237,800	2,004
*	Mitra Adiperkasa Tbk PT	25,889,700	2,002
	Summarecon Agung Tbk PT	50,481,147	1,916
	Bank BTPN Syariah Tbk PT	8,910,000	1,686
*	Bank Neo Commerce Tbk PT	27,104,300	1,547
	Bank Tabungan Negara Persero Tbk PT	13,010,370	1,290
*	Lippo Karawaci Tbk PT	167,559,777	1,074
	Ace Hardware Indonesia Tbk PT	26,826,600	971
*	Bank Bukopin Tbk PT (XIDX)	100,894,900	876
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	18,106,000	859
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	850
	Timah Tbk PT	9,609,420	836
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	742
*	Bank Rakyat Indonesia Agroniaga Tbk PT	15,305,254	585
*	Wijaya Karya Persero Tbk PT	9,367,333	547
*	Global Mediacom Tbk PT	27,752,606	533

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Alam Sutera Realty Tbk PT	32,765,991	365
*	PP Persero Tbk PT	6,454,800	364
*,3	Trada Alam Minera Tbk PT	95,405,707	306
	Ramayana Lestari Sentosa Tbk PT	7,703,600	284
*	Krakatau Steel Persero Tbk PT	11,448,250	276
*	Surya Semesta Internusa Tbk PT	11,419,400	237
*	Adhi Karya Persero Tbk PT	4,781,800	170
*	Adhi Karya Persero Tbk PT Rights Exp. 11/8/22	9,459,945	2
			59,678
Ireland (0.0%)
*	Dalata Hotel Group plc	817,116	2,621
Israel (0.7%)
*	Clal Insurance Enterprises Holdings Ltd.	233,076	4,022
	REIT 1 Ltd.	652,277	3,422
	FIBI Holdings Ltd.	71,456	3,369
*	Perion Network Ltd.	143,608	3,294
*	Partner Communications Co. Ltd.	392,079	2,956
	Hilan Ltd.	50,049	2,621
	Formula Systems 1985 Ltd.	31,541	2,560
	Matrix IT Ltd.	117,537	2,536
	Delek Automotive Systems Ltd.	183,824	2,367
	Mega Or Holdings Ltd.	73,400	2,134
*	Camtek Ltd.	93,039	2,099
	Oil Refineries Ltd.	5,553,431	2,068
	AudioCodes Ltd.	101,133	2,059
	One Software Technologies Ltd.	147,881	2,047
*	Equital Ltd.	65,292	2,013
	Isracard Ltd.	678,916	2,007
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	27,949	1,938
	Summit Real Estate Holdings Ltd.	138,486	1,930
	Sella Capital Real Estate Ltd.	739,204	1,901
	Danel Adir Yeoshua Ltd.	15,919	1,845
*	Menora Mivtachim Holdings Ltd.	83,165	1,695
*	Cellcom Israel Ltd.	322,883	1,616
	Delta Galil Industries Ltd.	33,474	1,516
	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,370
	Israel Canada T.R Ltd.	469,766	1,354
	G City Ltd.	241,614	780
	Naphtha Israel Petroleum Corp. Ltd.	105,239	548
	IDI Insurance Co. Ltd.	20,372	542
*	Allot Ltd.	130,770	514
*	Gilat Satellite Networks Ltd.	82,686	496
*	Kamada Ltd.	81,400	372
*	Compugen Ltd.	291,314	262
*	Allot Ltd. (XNGS)	1,781	7
			60,260
		Shares	Market Value• ($000)
Italy (1.8%)
	Banco BPM SpA	4,953,071	14,986
	Unipol Gruppo SpA	1,731,045	7,450
	BPER Banca	4,019,391	7,437
	ERG SpA	234,453	7,354
	Brunello Cucinelli SpA	125,155	7,255
	Banca Generali SpA	210,399	6,290
	Azimut Holding SpA	380,134	6,121
	Brembo SpA	543,411	5,681
	Banca Popolare di Sondrio SpA	1,417,506	5,085
[2]	BFF Bank SpA	659,363	4,652
*	Autogrill SpA	685,927	4,288
*	Iveco Group NV	747,500	4,039
	Salvatore Ferragamo SpA	252,720	3,715
[2]	Enav SpA	926,755	3,584
[2]	Carel Industries SpA	162,908	3,548
	Iren SpA	2,326,804	3,458
[2]	Technogym SpA	464,094	3,191
	Sesa SpA	25,808	2,795
[2]	Anima Holding SpA	886,126	2,745
	Tamburi Investment Partners SpA	361,281	2,540
*	Saras SpA	2,063,640	2,494
	SOL SpA	132,724	2,387
	ACEA SpA	176,588	2,225
	El.En. SpA	178,722	2,186
	Danieli & C Officine Meccaniche SpA Savings Shares	158,056	2,171
	Credito Emiliano SpA	284,709	1,688
*,1	Banca Monte dei Paschi di Siena SpA	890,853	1,681
[1]	Maire Tecnimont SpA	540,456	1,677
[2]	RAI Way SpA	335,957	1,609
	Piaggio & C SpA	613,042	1,575
	Sanlorenzo SpA	47,437	1,522
	Gruppo MutuiOnline SpA	65,065	1,439
	Zignago Vetro SpA	112,909	1,422
[1]	Webuild SpA (MTAA)	1,022,504	1,391
	Italmobiliare SpA	51,223	1,309
*	Intercos SpA	130,088	1,294
	Tinexta SpA	63,195	1,272
*,2	GVS SpA	244,320	1,253
[2]	doValue SpA	212,632	1,225
	MARR SpA	110,972	1,169
	Banca IFIS SpA	96,171	1,136
*	CIR SpA-Compagnie Industriali	2,392,330	1,010
	MFE-MediaForEurope NV Class A	2,601,639	913
*,1	Tod's SpA	29,103	908
	Alerion Cleanpower SpA	25,220	897
*,1	Fincantieri SpA	1,621,514	824
	Cementir Holding NV	138,880	808
	Immobiliare Grande Distribuzione SIIQ SpA	246,001	709
	Salcef SpA	42,722	670
[1]	Danieli & C Officine Meccaniche SpA	31,595	645
	MFE-MediaForEurope NV Class B	1,275,810	637
*,1	Juventus Football Club SpA	2,064,973	564
	Arnoldo Mondadori Editore SpA	333,938	563
	Datalogic SpA	52,135	397
	Biesse SpA	19,286	232
		Shares	Market Value• ($000)
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	209
*,1	Webuild SpA	104,185	25
			150,350
Japan (13.5%)
	Fujitec Co. Ltd.	293,984	5,840
	Fujikura Ltd.	971,700	5,753
	Nippon Gas Co. Ltd.	387,700	5,632
	Invincible Investment Corp.	17,271	5,422
	Hulic REIT Inc.	4,532	5,309
	Kenedix Residential Next Investment Corp.	3,598	5,275
	ADEKA Corp.	348,855	5,216
	Daiseki Co. Ltd.	160,144	4,948
	Pilot Corp.	125,700	4,887
	Comforia Residential REIT Inc.	2,277	4,834
	Tokyu REIT Inc.	3,306	4,709
	Meitec Corp.	276,038	4,650
	Mitsubishi Estate Logistics REIT Investment Corp.	1,571	4,650
	NTT UD REIT Investment Corp.	4,711	4,615
	Daiwabo Holdings Co. Ltd.	345,080	4,453
	Kureha Corp.	67,802	4,354
	Fuji Corp.	321,788	4,249
	Hoshino Resorts REIT Inc.	890	4,224
	Topcon Corp.	380,600	4,163
	Fuji Soft Inc.	74,374	4,046
	NSD Co. Ltd.	235,768	4,029
	Dexerials Corp.	172,500	4,018
	Jafco Co. Ltd.	261,500	4,012
	Gunma Bank Ltd.	1,463,200	3,991
	Tokyo Seimitsu Co. Ltd.	131,434	3,953
	Japan Excellent Inc.	4,264	3,943
	Inaba Denki Sangyo Co. Ltd.	203,400	3,797
	Sakata Seed Corp.	113,656	3,746
	NIPPON REIT Investment Corp.	1,509	3,725
	Citizen Watch Co. Ltd.	880,000	3,696
	Asahi Holdings Inc.	283,300	3,613
	Kenedix Retail REIT Corp.	2,010	3,613
	Kyoritsu Maintenance Co. Ltd.	87,400	3,601
	Maruwa Co. Ltd.	29,600	3,478
	Hitachi Zosen Corp.	602,110	3,471
	Nisshinbo Holdings Inc.	499,100	3,460
[1]	Hazama Ando Corp.	594,279	3,444
	Mori Trust Sogo REIT Inc.	3,439	3,432
[1]	Central Glass Co. Ltd.	144,113	3,403
	Yoshinoya Holdings Co. Ltd.	216,420	3,401
	Nippon Suisan Kaisha Ltd.	946,422	3,371
	Toagosei Co. Ltd.	432,892	3,326
	Hanwa Co. Ltd.	136,483	3,301
	Heiwa Real Estate REIT Inc.	3,181	3,298
	Round One Corp.	763,200	3,247
	Macnica Fuji Electronics Holdings Inc.	161,713	3,234

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Japan Elevator Service Holdings Co. Ltd.	272,000	3,208
	Mizuho Leasing Co. Ltd.	145,001	3,159
	77 Bank Ltd.	260,300	3,154
	Heiwa Real Estate Co. Ltd.	113,642	3,151
	Milbon Co. Ltd.	76,220	3,143
	DTS Corp.	131,542	3,127
	Toei Co. Ltd.	25,164	3,091
	Paramount Bed Holdings Co. Ltd.	173,500	3,089
	Digital Garage Inc.	128,900	3,086
	Tokuyama Corp.	262,300	3,059
	Nichias Corp.	196,969	3,039
[1]	Colowide Co. Ltd.	246,600	3,026
	Outsourcing Inc.	387,400	3,018
	Wacoal Holdings Corp.	186,400	3,001
	Systena Corp.	1,065,100	2,985
	Shoei Co. Ltd.	80,900	2,983
[1]	Toridoll Holdings Corp.	153,200	2,979
	Nikkon Holdings Co. Ltd.	189,548	2,961
	Fukuoka REIT Corp.	2,498	2,916
	Shiga Bank Ltd.	171,900	2,910
	Glory Ltd.	188,500	2,906
	Japan Petroleum Exploration Co. Ltd.	111,700	2,902
	CKD Corp.	234,900	2,881
	Kanematsu Corp.	288,800	2,857
	Mirait Holdings Corp.	296,871	2,853
	Fujimi Inc.	68,147	2,845
	DCM Holdings Co. Ltd.	363,588	2,833
	Toho Holdings Co. Ltd.	207,918	2,828
	Senko Group Holdings Co. Ltd.	422,200	2,820
	TOKAI Holdings Corp.	470,700	2,811
	Japan Material Co. Ltd.	213,400	2,810
	Hokuhoku Financial Group Inc.	459,000	2,758
	Duskin Co. Ltd.	142,860	2,739
	Nishi-Nippon Financial Holdings Inc.	532,500	2,716
	CRE Logistics REIT Inc.	1,966	2,705
	Tomy Co. Ltd.	307,217	2,698
	Nippon Soda Co. Ltd.	90,225	2,692
	Aiful Corp.	984,500	2,681
	Sanken Electric Co. Ltd.	77,629	2,659
	Sumitomo Osaka Cement Co. Ltd.	124,600	2,653
	NTN Corp.	1,486,100	2,645
*	Sansan Inc.	266,600	2,644
[1]	Hokuetsu Corp.	507,021	2,630
	Joyful Honda Co. Ltd.	214,748	2,618
	Kumagai Gumi Co. Ltd.	152,980	2,586
	Daishi Hokuetsu Financial Group Inc.	145,700	2,573
	Juroku Financial Group Inc.	151,700	2,549
	Infomart Corp.	780,400	2,525
	BeNext-Yumeshin Group Co.	208,992	2,520
	Nextage Co. Ltd.	130,600	2,517
	Global One Real Estate Investment Corp.	3,257	2,514
	H2O Retailing Corp.	296,600	2,496
	Takasago Thermal Engineering Co. Ltd.	205,089	2,495
	Tokyo Steel Manufacturing Co. Ltd.	289,900	2,489
	KH Neochem Co. Ltd.	145,600	2,485
		Shares	Market Value• ($000)
[1]	Create Restaurants Holdings Inc.	393,440	2,484
	San-In Godo Bank Ltd.	521,100	2,482
	Monex Group Inc.	711,487	2,472
	Hokkoku Financial Holdings Inc.	80,951	2,472
	Nishimatsu Construction Co. Ltd.	101,062	2,461
	TKC Corp.	96,298	2,458
	Tadano Ltd.	401,900	2,457
	Inabata & Co. Ltd.	146,800	2,425
	Okumura Corp.	128,252	2,425
	Funai Soken Holdings Inc.	135,950	2,423
	Mixi Inc.	154,400	2,421
	Iriso Electronics Co. Ltd.	83,200	2,410
	Sumitomo Warehouse Co. Ltd.	177,155	2,404
	EDION Corp.	302,575	2,402
	Royal Holdings Co. Ltd.	149,300	2,388
[1]	Takuma Co. Ltd.	286,500	2,379
	Transcosmos Inc.	102,596	2,359
	Musashi Seimitsu Industry Co. Ltd.	203,430	2,348
	Tsubakimoto Chain Co.	108,564	2,324
	Makino Milling Machine Co. Ltd.	74,380	2,298
*,1	W-Scope Corp.	177,600	2,295
	Hankyu Hanshin REIT Inc.	2,208	2,292
	Takeuchi Manufacturing Co. Ltd.	113,300	2,285
	Okamura Corp.	246,547	2,270
	Star Asia Investment Corp.	5,944	2,269
	Kumiai Chemical Industry Co. Ltd.	344,350	2,263
	Ichigo Office REIT Investment Corp.	4,005	2,262
	Taikisha Ltd.	95,388	2,251
	Jaccs Co. Ltd.	92,300	2,238
	Seiren Co. Ltd.	142,300	2,229
	Nisshin Oillio Group Ltd.	103,052	2,210
	SOSiLA Logistics REIT Inc.	2,291	2,196
	Toyobo Co. Ltd.	313,600	2,191
	Earth Corp.	63,243	2,189
*	Atom Corp.	409,857	2,177
	Nichiha Corp.	114,900	2,176
	Seiko Holdings Corp.	100,558	2,130
	Autobacs Seven Co. Ltd.	222,600	2,117
	Hosiden Corp.	200,467	2,114
	Wacom Co. Ltd.	486,536	2,111
	KYORIN Holdings Inc.	170,500	2,110
	Nippon Light Metal Holdings Co. Ltd.	216,496	2,110
	eGuarantee Inc.	130,400	2,106
	Nojima Corp.	251,800	2,097
	Hokuriku Electric Power Co.	625,200	2,093
	Nichicon Corp.	221,683	2,087
	eRex Co. Ltd.	123,300	2,087
	Dip Corp.	74,500	2,086
	Sumitomo Mitsui Construction Co. Ltd.	709,046	2,083
	Max Co. Ltd.	146,100	2,082
	Nippn Corp.	195,829	2,061
	Create SD Holdings Co. Ltd.	96,518	2,056
		Shares	Market Value• ($000)
	Fukuyama Transporting Co. Ltd.	93,200	2,033
	ZERIA Pharmaceutical Co. Ltd.	136,340	2,031
	Nippon Paper Industries Co. Ltd.	347,000	2,020
	Hogy Medical Co. Ltd.	91,022	2,019
	Ohsho Food Service Corp.	47,274	2,016
	Raito Kogyo Co. Ltd.	147,300	2,009
	en japan Inc.	115,600	2,008
	Kiyo Bank Ltd.	208,110	2,004
	Sanki Engineering Co. Ltd.	184,467	1,997
	Mirai Corp.	6,200	1,997
	Kato Sangyo Co. Ltd.	85,400	1,996
	Taiyo Holdings Co. Ltd.	112,700	1,988
	Kissei Pharmaceutical Co. Ltd.	112,400	1,985
	Komeri Co. Ltd.	113,800	1,985
	Hokkaido Electric Power Co. Inc.	651,000	1,981
	Nihon Parkerizing Co. Ltd.	304,661	1,981
	Trusco Nakayama Corp.	147,600	1,977
*,1	HIS Co. Ltd.	142,400	1,973
	Totetsu Kogyo Co. Ltd.	118,700	1,971
*,1	euglena Co. Ltd.	329,100	1,970
	KOMEDA Holdings Co. Ltd.	117,600	1,964
	Itochu Advance Logistics Investment Corp.	2,004	1,960
	San-A Co. Ltd.	66,944	1,953
	Maruha Nichiro Corp.	125,900	1,941
	Sangetsu Corp.	182,520	1,933
	Zojirushi Corp.	191,700	1,933
	MOS Food Services Inc.	89,858	1,906
*,1	Raksul Inc.	96,600	1,900
	Tokai Rika Co. Ltd.	181,700	1,896
	Nomura Co. Ltd.	259,500	1,895
	Mitsubishi Pencil Co. Ltd.	194,600	1,894
	Idec Corp.	88,400	1,893
	Mochida Pharmaceutical Co. Ltd.	82,000	1,888
	Japan Securities Finance Co. Ltd.	311,941	1,869
	Kohnan Shoji Co. Ltd.	89,200	1,868
	UT Group Co. Ltd.	114,500	1,866
	Ichibanya Co. Ltd.	60,268	1,860
	Nippon Steel Trading Corp.	54,049	1,860
	Aichi Financial Group Inc.	144,834	1,851
	Kaga Electronics Co. Ltd.	62,400	1,849
	Strike Co. Ltd.	58,914	1,816
	Suruga Bank Ltd.	683,400	1,810
	Showa Sangyo Co. Ltd.	105,800	1,798
	Topre Corp.	226,200	1,789
	Meidensha Corp.	134,187	1,785
	Shibuya Corp.	102,200	1,764
[1]	Toho Titanium Co. Ltd.	117,000	1,763
	Chudenko Corp.	127,600	1,761
	Nagawa Co. Ltd.	35,200	1,757
	Simplex Holdings Inc.	110,200	1,757
	Nikkiso Co. Ltd.	262,161	1,747
	Toyo Ink SC Holdings Co. Ltd.	135,554	1,745
	Kameda Seika Co. Ltd.	56,200	1,737

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Rorze Corp.	34,500	1,734
	C Uyemura & Co. Ltd.	37,900	1,733
	Fuso Chemical Co. Ltd.	76,700	1,732
	Senshu Ikeda Holdings Inc.	1,202,200	1,723
	Nippon Densetsu Kogyo Co. Ltd.	153,903	1,722
[1]	OSAKA Titanium Technologies Co. Ltd.	71,800	1,718
[1]	Oki Electric Industry Co. Ltd.	346,106	1,716
	Saizeriya Co. Ltd.	91,721	1,711
	United Super Markets Holdings Inc.	242,650	1,709
[1]	Change Inc.	127,900	1,708
	Nitto Boseki Co. Ltd.	114,811	1,702
	Arcs Co. Ltd.	127,600	1,701
	Starts Corp. Inc.	96,215	1,699
	Tokyotokeiba Co. Ltd.	60,900	1,696
	Noritake Co. Ltd.	60,800	1,688
	Hyakugo Bank Ltd.	762,400	1,688
	Daihen Corp.	65,351	1,685
	Osaka Soda Co. Ltd.	69,100	1,679
	BML Inc.	74,200	1,677
	Organo Corp.	97,200	1,677
	T Hasegawa Co. Ltd.	78,600	1,672
	Daiho Corp.	58,900	1,670
	Tokai Tokyo Financial Holdings Inc.	725,900	1,664
	Megmilk Snow Brand Co. Ltd.	152,600	1,662
	Riken Keiki Co. Ltd.	60,400	1,661
	Financial Products Group Co. Ltd.	212,500	1,661
	Aeon Delight Co. Ltd.	83,000	1,659
	Mitsui-Soko Holdings Co. Ltd.	79,452	1,656
	Shinmaywa Industries Ltd.	242,568	1,654
	SAMTY Co. Ltd.	103,400	1,634
	Ai Holdings Corp.	109,900	1,627
[1]	Aruhi Corp.	172,926	1,625
	Yodogawa Steel Works Ltd.	99,733	1,621
	Optex Group Co. Ltd.	117,600	1,619
	Ichigo Inc.	717,600	1,615
	Nitto Kogyo Corp.	97,488	1,613
	Base Co. Ltd.	56,200	1,613
	Digital Arts Inc.	38,300	1,610
*	Leopalace21 Corp.	842,400	1,603
[1]	JINS Holdings Inc.	53,200	1,600
	Japan Wool Textile Co. Ltd.	237,989	1,595
	Morita Holdings Corp.	185,766	1,593
	Fuji Seal International Inc.	135,900	1,592
	Nachi-Fujikoshi Corp.	60,651	1,589
	Toyo Construction Co. Ltd.	262,900	1,589
	Mitsuboshi Belting Ltd.	74,400	1,583
	Awa Bank Ltd.	124,900	1,570
	Towa Pharmaceutical Co. Ltd.	103,982	1,565
	One REIT Inc.	935	1,558
	SKY Perfect JSAT Holdings Inc.	442,900	1,551
	Nagaileben Co. Ltd.	112,400	1,543
	UACJ Corp.	108,485	1,543
	Plenus Co. Ltd.	86,800	1,538
	Yokogawa Bridge Holdings Corp.	115,400	1,534
	Adastria Co. Ltd.	112,800	1,532
	Shizuoka Gas Co. Ltd.	208,300	1,526
		Shares	Market Value• ($000)
	Kanamoto Co. Ltd.	105,500	1,523
	Iino Kaiun Kaisha Ltd.	305,836	1,522
	Valor Holdings Co. Ltd.	131,600	1,522
	Tamura Corp.	305,000	1,517
	Health Care & Medical Investment Corp.	1,100	1,513
	Nishimatsuya Chain Co. Ltd.	164,900	1,512
[1]	Kura Sushi Inc.	64,300	1,504
	Ogaki Kyoritsu Bank Ltd.	127,374	1,504
	Koa Corp.	104,300	1,502
	Nippon Signal Co. Ltd.	221,616	1,502
	Yamazen Corp.	241,600	1,502
	Nissha Co. Ltd.	127,360	1,499
	United Arrows Ltd.	110,167	1,497
*	Nippon Sheet Glass Co. Ltd.	400,500	1,494
	Kitz Corp.	251,648	1,492
	Takara Standard Co. Ltd.	173,599	1,491
	Gree Inc.	264,700	1,488
	Arata Corp.	53,859	1,487
	Shibaura Machine Co. Ltd.	76,600	1,487
	Elecom Co. Ltd.	160,300	1,485
	Aeon Hokkaido Corp.	187,800	1,484
	Nanto Bank Ltd.	103,200	1,479
	Premium Group Co. Ltd.	124,700	1,478
	Tri Chemical Laboratories Inc.	98,576	1,474
	Yuasa Trading Co. Ltd.	59,100	1,471
	Tsubaki Nakashima Co. Ltd.	177,300	1,469
	San-Ai Oil Co. Ltd.	177,200	1,464
	Eizo Corp.	60,156	1,463
	Shima Seiki Manufacturing Ltd.	104,500	1,458
	Japan Lifeline Co. Ltd.	216,000	1,457
*,1	giftee Inc.	95,104	1,452
	Mitsubishi Logisnext Co. Ltd.	281,600	1,451
	Tokyu Construction Co. Ltd.	344,700	1,447
*,1	Remixpoint Inc.	441,602	1,446
	Maeda Kosen Co. Ltd.	71,100	1,444
*	Chiyoda Corp.	579,700	1,436
	FULLCAST Holdings Co. Ltd.	71,446	1,429
	Heiwado Co. Ltd.	112,700	1,426
	Token Corp.	26,886	1,417
	North Pacific Bank Ltd.	889,500	1,413
	Fuji Co. Ltd.	114,000	1,410
	Argo Graphics Inc.	53,900	1,404
	Hioki EE Corp.	29,400	1,403
	Tocalo Co. Ltd.	175,400	1,401
	Gunze Ltd.	54,507	1,400
	Nitta Corp.	72,100	1,399
	Insource Co. Ltd.	69,200	1,397
	Okasan Securities Group Inc.	586,500	1,395
	Monogatari Corp.	30,240	1,385
	Raiznext Corp.	164,900	1,381
	MARUKA FURUSATO Corp.	55,600	1,381
	Eiken Chemical Co. Ltd.	111,500	1,377
	Prima Meat Packers Ltd.	103,788	1,373
	Cybozu Inc.	107,400	1,372
	Tokyo Kiraboshi Financial Group Inc.	94,866	1,361
	Ryosan Co. Ltd.	76,557	1,354
		Shares	Market Value• ($000)
	Takara Leben Real Estate Investment Corp.	1,980	1,350
	Bunka Shutter Co. Ltd.	187,100	1,345
	Avex Inc.	119,900	1,344
	Star Micronics Co. Ltd.	117,098	1,341
	Oyo Corp.	88,200	1,339
[1]	Snow Peak Inc.	101,600	1,337
	Prestige International Inc.	276,500	1,336
	Yokowo Co. Ltd.	97,737	1,332
	Comture Corp.	81,300	1,323
	Restar Holdings Corp.	93,200	1,322
	Mandom Corp.	130,454	1,320
	Nissin Electric Co. Ltd.	142,200	1,320
	MCJ Co. Ltd.	209,000	1,320
	KYB Corp.	60,000	1,313
	Future Corp.	116,600	1,309
	Intage Holdings Inc.	118,800	1,307
	Shin Nippon Biomedical Laboratories Ltd.	71,400	1,307
	Toyo Tanso Co. Ltd.	52,210	1,307
	Toho Bank Ltd.	947,664	1,306
	Starts Proceed Investment Corp.	819	1,305
	Yamagata Bank Ltd.	189,385	1,300
	TRE Holdings Corp.	120,400	1,299
[1]	Okinawa Financial Group Inc.	93,544	1,296
	Kanematsu Electronics Ltd.	43,600	1,295
	Aoyama Trading Co. Ltd.	185,500	1,294
	JCU Corp.	68,400	1,294
	Onward Holdings Co. Ltd.	618,856	1,290
	FCC Co. Ltd.	131,843	1,282
	Mitsuuroko Group Holdings Co. Ltd.	185,600	1,278
[1]	Shoei Foods Corp.	46,300	1,278
	Meiko Electronics Co. Ltd.	72,057	1,277
	LITALICO Inc.	60,400	1,276
	Roland Corp.	44,900	1,274
	Belc Co. Ltd.	33,200	1,270
	Yellow Hat Ltd.	105,800	1,268
	Maxell Ltd.	152,700	1,267
	Yonex Co. Ltd.	135,100	1,252
	Keiyo Bank Ltd.	355,900	1,250
	PHC Holdings Corp.	120,300	1,249
	Taihei Dengyo Kaisha Ltd.	56,500	1,247
	Hamakyorex Co. Ltd.	55,800	1,246
	Noritz Corp.	121,387	1,246
	Noritsu Koki Co. Ltd.	69,100	1,244
	KeePer Technical Laboratory Co. Ltd.	44,936	1,239
	Mitsubishi Shokuhin Co. Ltd.	60,900	1,233
	Geo Holdings Corp.	94,200	1,232
	S Foods Inc.	66,600	1,219
	Daikyonishikawa Corp.	302,300	1,219
	Ryobi Ltd.	137,287	1,217
	S-Pool Inc.	189,860	1,212
	Bank of Nagoya Ltd.	59,112	1,211
	Ricoh Leasing Co. Ltd.	49,606	1,211
	J Trust Co. Ltd.	275,100	1,208
	Riso Kagaku Corp.	75,684	1,202
	Saibu Gas Holdings Co. Ltd.	103,673	1,202
	Wakita & Co. Ltd.	152,200	1,202
[1]	Kisoji Co. Ltd.	81,160	1,201
	Ringer Hut Co. Ltd.	81,300	1,197

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	COLOPL Inc.	253,600	1,194
	Samty Residential Investment Corp.	1,473	1,190
	Procrea Holdings Inc.	84,361	1,188
	Sekisui Jushi Corp.	103,600	1,186
	Pacific Industrial Co. Ltd.	168,300	1,185
	Aida Engineering Ltd.	203,806	1,184
	Hiday Hidaka Corp.	93,919	1,178
*,1	M&A Capital Partners Co. Ltd.	46,300	1,178
	SBS Holdings Inc.	60,100	1,170
	Itochu Enex Co. Ltd.	169,300	1,165
	Zuken Inc.	51,700	1,165
	Axial Retailing Inc.	51,130	1,164
	Nishio Rent All Co. Ltd.	57,800	1,162
	Nippon Ceramic Co. Ltd.	66,800	1,161
	Musashino Bank Ltd.	100,300	1,158
	Japan Pulp & Paper Co. Ltd.	37,500	1,157
*	Japan Display Inc.	3,442,400	1,153
	Macromill Inc.	154,200	1,149
	RS Technologies Co. Ltd.	22,900	1,136
	Okinawa Electric Power Co. Inc.	163,608	1,135
	Giken Ltd.	52,500	1,131
	Anicom Holdings Inc.	282,500	1,129
	Management Solutions Co. Ltd.	57,236	1,128
	Bell System24 Holdings Inc.	121,200	1,126
	Fukushima Galilei Co. Ltd.	40,900	1,125
	Nippon Koei Co. Ltd.	50,300	1,125
	Nissan Shatai Co. Ltd.	195,200	1,124
*,1	Oisix ra daichi Inc.	99,618	1,124
	Tsugami Corp.	149,900	1,123
	Tsurumi Manufacturing Co. Ltd.	75,500	1,122
	TOMONY Holdings Inc.	516,500	1,122
	Okamoto Industries Inc.	44,900	1,120
	Koshidaka Holdings Co. Ltd.	149,008	1,120
	Unipres Corp.	191,480	1,119
	Maruzen Showa Unyu Co. Ltd.	54,800	1,118
*	SRE Holdings Corp.	44,096	1,117
	Furukawa Co. Ltd.	127,298	1,116
	Keihanshin Building Co. Ltd.	125,700	1,116
	PAL GROUP Holdings Co. Ltd.	78,000	1,114
	GLOBERIDE Inc.	71,000	1,110
	Nippon Kanzai Co. Ltd.	64,900	1,103
	Sakata INX Corp.	154,100	1,103
	Curves Holdings Co. Ltd.	189,608	1,102
	Micronics Japan Co. Ltd.	118,800	1,098
	Shin-Etsu Polymer Co. Ltd.	131,200	1,094
	Bando Chemical Industries Ltd.	153,400	1,090
	Weathernews Inc.	20,800	1,083
	Nippon Denko Co. Ltd.	472,990	1,079
	Konoike Transport Co. Ltd.	102,400	1,078
	Konishi Co. Ltd.	92,100	1,076
[1]	Trancom Co. Ltd.	21,000	1,076
	Broadleaf Co. Ltd.	293,400	1,075
		Shares	Market Value• ($000)
	Infocom Corp.	74,740	1,073
	Hyakujushi Bank Ltd.	95,600	1,072
	Sankei Real Estate Inc.	1,706	1,071
	Piolax Inc.	85,500	1,063
	Bank of Iwate Ltd.	87,724	1,058
	Life Corp.	71,000	1,058
	Doutor Nichires Holdings Co. Ltd.	94,737	1,057
	Sato Holdings Corp.	85,100	1,050
	Fujicco Co. Ltd.	81,405	1,041
	Fujimori Kogyo Co. Ltd.	49,700	1,038
	Oiles Corp.	103,108	1,036
	Nippon Seiki Co. Ltd.	203,532	1,035
	Sanyo Denki Co. Ltd.	27,900	1,021
	Hakuto Co. Ltd.	39,600	1,020
	METAWATER Co. Ltd.	79,600	1,019
	IDOM Inc.	203,300	1,018
	EM Systems Co. Ltd.	153,600	1,016
	Kyokuto Kaihatsu Kogyo Co. Ltd.	109,200	1,015
	Sakai Moving Service Co. Ltd.	32,100	1,015
*,1	Istyle Inc.	307,700	1,013
	Sanyo Special Steel Co. Ltd.	78,870	1,012
	VT Holdings Co. Ltd.	311,800	1,010
	Shikoku Chemicals Corp.	115,700	1,007
	Chugoku Marine Paints Ltd.	163,100	1,002
	Chofu Seisakusho Co. Ltd.	73,300	1,001
	Futaba Corp.	247,332	1,001
	Takasago International Corp.	53,200	1,000
	Mitsubishi Research Institute Inc.	28,400	992
	Tosei REIT Investment Corp.	1,071	988
	Sodick Co. Ltd.	188,378	979
	Midac Holdings Co. Ltd.	39,410	979
[1]	KFC Holdings Japan Ltd.	52,200	977
	Towa Corp.	80,465	971
	Tosei Corp.	101,600	969
	Relia Inc.	144,100	967
	ESPEC Corp.	75,408	967
	Tanseisha Co. Ltd.	179,400	967
	Exedy Corp.	82,300	965
	Nippon Yakin Kogyo Co. Ltd.	50,779	965
	Valqua Ltd.	54,400	962
	WingArc1st Inc.	59,900	961
	Toa Corp.	58,700	960
	Tokyo Electron Device Ltd.	20,300	958
*	Nippon Chemi-Con Corp.	76,181	958
	Uchida Yoko Co. Ltd.	31,300	955
	TechMatrix Corp.	83,900	953
	Hokuto Corp.	73,724	952
	Megachips Corp.	55,581	951
	Siix Corp.	123,200	950
	Asahi Diamond Industrial Co. Ltd.	189,322	946
	Kanto Denka Kogyo Co. Ltd.	146,900	937
	Arcland Sakamoto Co. Ltd.	94,300	935
	DyDo Group Holdings Inc.	30,644	935
[1]	Sanyo Electric Railway Co. Ltd.	61,384	934
		Shares	Market Value• ($000)
	Torii Pharmaceutical Co. Ltd.	46,000	933
	Sintokogio Ltd.	201,500	930
	Yokorei Co. Ltd.	153,200	929
	TOC Co. Ltd.	178,046	925
	Mizuno Corp.	53,856	922
	Alconix Corp.	99,614	916
	Hirata Corp.	31,311	916
	Fujibo Holdings Inc.	40,400	915
	Nippon Carbon Co. Ltd.	32,100	909
[1]	Link And Motivation Inc.	150,500	909
	Mitani Sekisan Co. Ltd.	35,300	908
	San ju San Financial Group Inc.	92,752	907
	Sumitomo Densetsu Co. Ltd.	51,400	904
	Genky DrugStores Co. Ltd.	35,500	904
	Sinanen Holdings Co. Ltd.	33,000	902
	ValueCommerce Co. Ltd.	61,800	902
	Pasona Group Inc.	65,500	901
	SWCC Showa Holdings Co. Ltd.	74,700	897
	Elan Corp.	116,700	896
	Katakura Industries Co. Ltd.	65,192	892
	Seikagaku Corp.	146,241	892
	Ki-Star Real Estate Co. Ltd.	28,700	890
	Daiki Aluminium Industry Co. Ltd.	102,930	886
	Nittetsu Mining Co. Ltd.	44,400	883
	Daiichi Jitsugyo Co. Ltd.	33,500	880
	Yondoshi Holdings Inc.	76,800	879
	Joshin Denki Co. Ltd.	68,226	878
	Press Kogyo Co. Ltd.	313,200	876
	Tamron Co. Ltd.	39,400	875
	TSI Holdings Co. Ltd.	288,900	874
	YAMABIKO Corp.	113,400	873
	Mori Trust Hotel REIT Inc.	920	873
	Tsukishima Kikai Co. Ltd.	128,700	872
	Sanyo Chemical Industries Ltd.	30,754	871
	Sala Corp.	163,300	866
	Komori Corp.	158,900	865
	Retail Partners Co. Ltd.	104,800	863
	Solasto Corp.	143,100	862
	Nohmi Bosai Ltd.	79,700	860
	Osaka Organic Chemical Industry Ltd.	63,900	854
	Kyokuyo Co. Ltd.	35,100	853
	Nippon Parking Development Co. Ltd.	491,400	853
	Nippon Pillar Packing Co. Ltd.	51,800	849
	Senshu Electric Co. Ltd.	46,882	849
	Belluna Co. Ltd.	175,900	848
	Hibiya Engineering Ltd.	65,900	843
	T-Gaia Corp.	75,600	841
[1]	Fujio Food Group Inc.	89,500	841
	Union Tool Co.	34,800	838
	Usen-Next Holdings Co. Ltd.	54,600	837
	Ryoyo Electro Corp.	53,942	832

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	NS United Kaiun Kaisha Ltd.	33,400	831
	Teikoku Sen-I Co. Ltd.	77,484	830
	Hosokawa Micron Corp.	45,600	827
*	Matsuya Co. Ltd.	121,700	827
	Key Coffee Inc.	59,293	824
	Tokai Corp.	64,900	824
	Roland DG Corp.	38,400	823
	Miyazaki Bank Ltd.	54,893	823
[1]	Pharma Foods International Co. Ltd.	93,016	822
	Doshisha Co. Ltd.	80,800	821
	Daiwa Industries Ltd.	97,600	818
	Matsuyafoods Holdings Co. Ltd.	29,700	812
	m-up Holdings Inc.	76,700	810
*	Kappa Create Co. Ltd.	85,588	809
	Mimasu Semiconductor Industry Co. Ltd.	52,200	807
*	Modec Inc.	73,888	804
	Daito Pharmaceutical Co. Ltd.	46,500	800
	ESCON Japan REIT Investment Corp.	1,027	796
	Yorozu Corp.	136,976	795
	Direct Marketing MiX Inc.	69,900	790
	Sun Frontier Fudousan Co. Ltd.	101,800	786
	Arcland Service Holdings Co. Ltd.	53,400	783
	Nihon Nohyaku Co. Ltd.	126,500	781
	Meisei Industrial Co. Ltd.	164,700	781
	Shinko Shoji Co. Ltd.	116,800	780
	Starzen Co. Ltd.	56,200	779
	Topy Industries Ltd.	72,579	776
	ES-Con Japan Ltd.	142,000	774
*,1	Sourcenext Corp.	385,400	773
	Tachi-S Co. Ltd.	103,200	765
[1]	Marudai Food Co. Ltd.	80,818	762
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	761
	Tachibana Eletech Co. Ltd.	68,534	761
	J-Oil Mills Inc.	71,200	757
	Zenrin Co. Ltd.	128,650	757
	ARTERIA Networks Corp.	93,500	755
	Daiken Corp.	56,300	754
	Sinfonia Technology Co. Ltd.	82,900	754
	Sinko Industries Ltd.	71,641	746
	Computer Engineering & Consulting Ltd.	71,070	745
	I'll Inc.	59,700	743
	Qol Holdings Co. Ltd.	89,799	741
	Carta Holdings Inc.	64,500	739
[1]	Tama Home Co. Ltd.	47,000	737
	Yamanashi Chuo Bank Ltd.	107,117	734
[1]	YA-MAN Ltd.	97,600	732
	ASAHI YUKIZAI Corp.	45,511	731
	Riken Vitamin Co. Ltd.	57,700	731
	Ehime Bank Ltd.	126,800	729
	Ishihara Sangyo Kaisha Ltd.	105,400	726
[1]	Nippon Fine Chemical Co. Ltd.	51,600	724
	Nippon Thompson Co. Ltd.	202,100	721
		Shares	Market Value• ($000)
	Takamatsu Construction Group Co. Ltd.	54,800	715
	Nichireki Co. Ltd.	81,500	715
*	Vision Inc.	84,065	711
	Enplas Corp.	25,953	709
	TV Asahi Holdings Corp.	75,600	708
	Takara Leben Co. Ltd.	260,500	700
	Gakken Holdings Co. Ltd.	104,700	690
	Riso Kyoiku Co. Ltd.	332,800	688
	Obara Group Inc.	29,540	685
	Shibaura Mechatronics Corp.	10,400	683
[1]	Rock Field Co. Ltd.	70,168	681
	Nippon Road Co. Ltd.	16,500	679
[1]	IR Japan Holdings Ltd.	46,000	673
	Poletowin Pitcrew Holdings Inc.	105,500	671
	MEC Co. Ltd.	42,000	671
	Halows Co. Ltd.	33,300	669
	Asanuma Corp.	36,300	668
[1]	Airtrip Corp.	40,018	667
	Ines Corp.	65,500	666
	Kurabo Industries Ltd.	47,500	665
	Inageya Co. Ltd.	87,600	663
	Pacific Metals Co. Ltd.	53,608	662
	JAC Recruitment Co. Ltd.	38,700	658
	Sagami Holdings Corp.	80,196	657
	Pack Corp.	41,500	656
	AOKI Holdings Inc.	135,504	655
	Kyoei Steel Ltd.	74,012	654
	Komatsu Matere Co. Ltd.	119,200	653
*	Mitsui E&S Holdings Co. Ltd.	231,900	651
	Keiyo Co. Ltd.	106,300	648
	Sumitomo Seika Chemicals Co. Ltd.	32,300	645
	Akita Bank Ltd.	60,300	644
	TPR Co. Ltd.	75,929	637
	Teikoku Electric Manufacturing Co. Ltd.	47,700	634
	JVCKenwood Corp.	436,740	634
	Sanshin Electronics Co. Ltd.	48,800	632
*	Jamco Corp.	56,400	631
	Torishima Pump Manufacturing Co. Ltd.	72,800	631
	Happinet Corp.	45,800	630
	Toho Zinc Co. Ltd.	43,978	629
	Pressance Corp.	61,148	627
	Sakai Chemical Industry Co. Ltd.	47,409	626
	Hoosiers Holdings	118,700	624
[1]	Alpen Co. Ltd.	45,900	624
	Tokushu Tokai Paper Co. Ltd.	31,300	616
	Toyo Corp.	70,017	611
	Onoken Co. Ltd.	63,100	610
	Neturen Co. Ltd.	135,300	608
	Softcreate Holdings Corp.	26,739	608
	St. Marc Holdings Co. Ltd.	55,600	607
	V Technology Co. Ltd.	32,100	604
	Marusan Securities Co. Ltd.	214,855	599
	Cawachi Ltd.	42,900	594
	Aichi Steel Corp.	42,302	592
		Shares	Market Value• ($000)
	Tochigi Bank Ltd.	290,312	591
	Kansai Super Market Ltd.	62,800	590
	Futaba Industrial Co. Ltd.	234,800	589
	HI-LEX Corp.	82,500	587
*	Atrae Inc.	56,816	586
	Okabe Co. Ltd.	123,535	584
	GMO GlobalSign Holdings KK	18,778	584
[1]	V-Cube Inc.	86,165	584
	Sumitomo Riko Co. Ltd.	147,700	582
	SB Technology Corp.	39,800	579
	Bank of the Ryukyus Ltd.	108,867	570
*	Nichi-iko Pharmaceutical Co. Ltd.	182,000	570
	Warabeya Nichiyo Holdings Co. Ltd.	48,000	568
	Daikokutenbussan Co. Ltd.	18,600	567
	Tenma Corp.	40,600	564
	Oita Bank Ltd.	46,407	563
	Nichiden Corp.	47,500	562
	CMK Corp.	155,200	559
	Inui Global Logistics Co. Ltd.	43,808	559
	G-7 Holdings Inc.	58,200	557
	Shikoku Bank Ltd.	94,940	554
	Shin Nippon Air Technologies Co. Ltd.	43,300	553
	Towa Bank Ltd.	157,700	551
	Vector Inc.	74,100	551
	Fixstars Corp.	72,200	546
	SIGMAXYZ Holdings Inc.	68,000	546
	gremz Inc.	46,800	541
	Raccoon Holdings Inc.	65,162	539
	Fukui Bank Ltd.	58,855	538
	Maxvalu Tokai Co. Ltd.	28,400	535
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	534
	Eagle Industry Co. Ltd.	71,700	532
	Anest Iwata Corp.	88,700	532
	YAKUODO Holdings Co. Ltd.	28,300	530
	Dai-Dan Co. Ltd.	37,100	529
	Canon Electronics Inc.	49,794	526
	Alpha Systems Inc.	18,200	525
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	524
	Matsuda Sangyo Co. Ltd.	34,700	518
	K&O Energy Group Inc.	37,200	518
*,1	Open Door Inc.	43,200	518
	Goldcrest Co. Ltd.	43,980	516
*	PIA Corp.	23,100	516
	Miroku Jyoho Service Co. Ltd.	51,200	514
	Nissei ASB Machine Co. Ltd.	20,600	514
	Sparx Group Co. Ltd.	50,920	513
	Xebio Holdings Co. Ltd.	75,308	511
	Kitanotatsujin Corp.	263,000	510
	Media Do Co. Ltd.	35,721	509

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shindengen Electric Manufacturing Co. Ltd.	20,500	506
	Toyo Kanetsu KK	30,600	506
	Avant Corp.	50,900	505
	FIDEA Holdings Co. Ltd.	57,620	502
	Oriental Shiraishi Corp.	275,894	497
	DKK Co. Ltd.	30,780	496
	Fujiya Co. Ltd.	28,900	496
	Mie Kotsu Group Holdings Inc.	142,500	493
	G-Tekt Corp.	54,500	487
	Japan Transcity Corp.	145,592	484
	Sanei Architecture Planning Co. Ltd.	45,800	477
*	Fujita Kanko Inc.	22,400	476
	Yurtec Corp.	99,400	476
*	MedPeer Inc.	46,300	476
	Denyo Co. Ltd.	48,400	474
	Furuno Electric Co. Ltd.	65,700	474
	Kurimoto Ltd.	43,400	474
	Itochu-Shokuhin Co. Ltd.	14,400	472
	Aiphone Co. Ltd.	34,800	468
	Chiyoda Integre Co. Ltd.	30,300	467
	Chubu Shiryo Co. Ltd.	68,600	467
	Riken Technos Corp.	132,700	460
	Medical Data Vision Co. Ltd.	61,800	460
	Vital KSK Holdings Inc.	90,700	456
	Toenec Corp.	19,200	454
	Fukuda Corp.	13,900	453
	Elematec Corp.	43,300	451
	Proto Corp.	57,600	451
	Kamei Corp.	60,500	450
	Icom Inc.	26,700	449
*	Net Protections Holdings Inc.	153,100	449
	Nakayama Steel Works Ltd.	103,400	442
	Okuwa Co. Ltd.	71,500	442
*	Akebono Brake Industry Co. Ltd.	375,983	440
*,1	Taiko Pharmaceutical Co. Ltd.	119,237	440
	ASKA Pharmaceutical Holdings Co. Ltd.	55,900	440
	World Co. Ltd.	46,800	439
	CI Takiron Corp.	126,900	438
	Stella Chemifa Corp.	24,200	434
	Taki Chemical Co. Ltd.	12,300	434
	Tekken Corp.	36,600	434
	Osaki Electric Co. Ltd.	122,800	431
	Ichikoh Industries Ltd.	148,566	424
	World Holdings Co. Ltd.	24,000	421
*	KLab Inc.	135,560	421
	Rheon Automatic Machinery Co. Ltd.	53,615	420
	Fukui Computer Holdings Inc.	17,900	418
	JDC Corp.	108,400	418
	Tonami Holdings Co. Ltd.	17,600	417
	Chori Co. Ltd.	31,600	414
*	Kintetsu Department Store Co. Ltd.	24,500	414
	Shinwa Co. Ltd.	30,900	413
	SRA Holdings	19,100	412
	Daido Metal Co. Ltd.	119,200	410
		Shares	Market Value• ($000)
	Nagatanien Holdings Co. Ltd.	30,400	409
	JM Holdings Co. Ltd.	35,700	407
	Aisan Industry Co. Ltd.	85,100	403
	BRONCO BILLY Co. Ltd.	24,200	402
	ZIGExN Co. Ltd.	162,900	401
	Marvelous Inc.	88,000	399
	Kenko Mayonnaise Co. Ltd.	35,300	398
	Ryoden Corp.	35,500	396
	Kanagawa Chuo Kotsu Co. Ltd.	17,700	395
	Optorun Co. Ltd.	27,700	393
[1]	Aeon Fantasy Co. Ltd.	19,800	392
	Ichiyoshi Securities Co. Ltd.	96,700	392
	Nichiban Co. Ltd.	34,300	392
	Tayca Corp.	46,232	391
*,1	KNT-CT Holdings Co. Ltd.	35,800	389
	Hochiki Corp.	40,100	384
	Shibusawa Warehouse Co. Ltd.	27,909	384
	Kanaden Corp.	53,000	383
	LEC Inc.	64,548	381
	Achilles Corp.	40,900	377
	CTS Co. Ltd.	69,742	376
	CMIC Holdings Co. Ltd.	33,300	376
	Kamakura Shinsho Ltd.	69,600	375
	Fudo Tetra Corp.	37,620	374
	Aichi Corp.	69,900	371
	Sumida Corp.	56,109	371
	Mitsuba Corp.	136,724	361
	France Bed Holdings Co. Ltd.	57,600	360
	Studio Alice Co. Ltd.	25,700	359
*	WATAMI Co. Ltd.	59,400	359
	Nissin Sugar Co. Ltd.	31,325	358
	WDB Holdings Co. Ltd.	20,712	357
	Advan Group Co. Ltd.	60,400	356
	Nissin Corp.	27,400	355
	Hokkaido Gas Co. Ltd.	30,800	353
	Feed One Co. Ltd.	77,820	351
	CAC Holdings Corp.	34,600	350
	Kyodo Printing Co. Ltd.	20,600	350
	Melco Holdings Inc.	16,600	349
	Takaoka Toko Co. Ltd.	28,300	349
	Kyosan Electric Manufacturing Co. Ltd.	129,100	348
	Taisei Lamick Co. Ltd.	17,100	345
	CONEXIO Corp.	44,800	343
	Riken Corp.	22,400	341
	Yahagi Construction Co. Ltd.	67,700	341
	Shinnihon Corp.	69,800	340
	Yukiguni Maitake Co. Ltd.	47,500	340
	Honeys Holdings Co. Ltd.	41,790	339
	Iseki & Co. Ltd.	40,887	338
	Hodogaya Chemical Co. Ltd.	17,500	337
	Tokyo Energy & Systems Inc.	54,100	336
	Bank of Saga Ltd.	32,100	335
	Cosel Co. Ltd.	58,400	335
	FAN Communications Inc.	111,900	334
	Tess Holdings Co. Ltd.	48,400	332
	Dai Nippon Toryo Co. Ltd.	67,000	331
		Shares	Market Value• ($000)
	Moriroku Holdings Co. Ltd.	29,100	331
	Krosaki Harima Corp.	10,600	329
	Furukawa Battery Co. Ltd.	46,455	328
	Amuse Inc.	26,700	324
	Nippon Beet Sugar Manufacturing Co. Ltd.	29,200	322
	Japan Best Rescue System Co. Ltd.	59,965	322
	Central Security Patrols Co. Ltd.	18,595	321
	Sankyo Seiko Co. Ltd.	101,197	321
	Tosho Co. Ltd.	41,800	320
	Chiyoda Co. Ltd.	64,200	317
	Digital Holdings Inc.	40,945	316
	Fuji Pharma Co. Ltd.	43,800	315
[1]	Ministop Co. Ltd.	33,100	314
*	Optim Corp.	51,838	314
	Koatsu Gas Kogyo Co. Ltd.	73,900	313
	JP-Holdings Inc.	155,400	312
	Rokko Butter Co. Ltd.	33,000	312
	Nihon Chouzai Co. Ltd.	34,900	310
	Toa Corp. (XTKS)	58,900	308
	Kyokuto Securities Co. Ltd.	73,300	308
	Hisaka Works Ltd.	54,100	307
	Mars Group Holdings Corp.	25,000	306
	Enigmo Inc.	83,000	306
	ST Corp.	30,300	305
	Ubicom Holdings Inc.	18,700	305
	Godo Steel Ltd.	26,400	303
	JSP Corp.	30,700	300
	Hito Communications Holdings Inc.	26,766	300
	Nitto Kohki Co. Ltd.	28,100	298
	Tomoku Co. Ltd.	29,100	294
	NEC Capital Solutions Ltd.	20,400	293
	Maezawa Kyuso Industries Co. Ltd.	47,000	290
	Arakawa Chemical Industries Ltd.	44,600	284
	Seika Corp.	25,800	284
	Artnature Inc.	54,800	284
	Cleanup Corp.	69,300	283
	Kawada Technologies Inc.	11,500	280
	Sanoh Industrial Co. Ltd.	60,600	276
	DKS Co. Ltd.	22,000	274
	Fuso Pharmaceutical Industries Ltd.	19,700	273
	Tatsuta Electric Wire and Cable Co. Ltd.	92,400	273
	Nippon Coke & Engineering Co. Ltd.	494,700	269
*	Gurunavi Inc.	93,300	268
	Corona Corp. Class A	46,600	264
	Sankyo Tateyama Inc.	72,000	263
[1]	Kojima Co. Ltd.	63,300	262
	Okura Industrial Co. Ltd.	20,700	261
	Yushin Precision Equipment Co. Ltd.	55,200	261
*	Unitika Ltd.	140,200	258
	Japan Medical Dynamic Marketing Inc.	32,118	256
	Tsutsumi Jewelry Co. Ltd.	18,200	255
	Asahi Co. Ltd.	29,300	255

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Airport Facilities Co. Ltd.	70,700	254
[1]	Ebase Co. Ltd.	68,800	254
[1]	Central Sports Co. Ltd.	15,675	253
	Pronexus Inc.	39,035	251
*	BrainPad Inc.	41,157	250
	Hokkan Holdings Ltd.	28,200	248
	Nippon Sharyo Ltd.	18,500	246
	Shimizu Bank Ltd.	25,000	240
[1]	MTI Ltd.	70,000	239
	Kanamic Network Co. Ltd.	56,600	236
	Sekisui Kasei Co. Ltd.	90,300	235
*	TerraSky Co. Ltd.	14,210	234
	Nihon Tokushu Toryo Co. Ltd.	40,500	232
*,1	FDK Corp.	36,714	222
	Osaka Steel Co. Ltd.	31,000	222
	Nippon Rietec Co. Ltd.	43,100	218
	Akatsuki Inc.	14,200	206
	Tv Tokyo Holdings Corp.	16,000	205
[1]	Fibergate Inc.	33,349	205
	Chuo Spring Co. Ltd.	43,600	203
[1]	Ohara Inc.	24,388	199
	Tokyo Rakutenchi Co. Ltd.	6,900	197
	I-PEX Inc.	22,900	197
*	COOKPAD Inc.	137,800	192
	Tokyo Individualized Educational Institute Inc.	55,312	191
*	Kourakuen Holdings Corp.	26,400	190
	Nihon Trim Co. Ltd.	11,900	187
*,1	Gunosy Inc.	42,000	184
	Inaba Seisakusho Co. Ltd.	19,800	183
[1]	Daisyo Corp.	25,700	178
	Taiho Kogyo Co. Ltd.	37,900	176
	Wowow Inc.	20,400	172
	Nisso Corp.	44,600	169
*	RPA Holdings Inc.	86,600	168
	Gecoss Corp.	29,900	160
	Shimojima Co. Ltd.	22,700	160
	Oro Co. Ltd.	13,967	157
	Takamiya Co. Ltd.	56,000	153
[1]	CHIMNEY Co. Ltd.	20,000	148
	Yamashin-Filter Corp.	51,900	145
	Linical Co. Ltd.	28,300	141
*	Right On Co. Ltd.	28,800	118
	Robot Home Inc.	94,100	110
	LIFULL Co. Ltd.	6,700	7
			1,140,392
Kuwait (0.2%)
	National Industries Group Holding SAK	6,369,229	4,811
	Boursa Kuwait Securities Co. KPSC	370,151	2,711
*	Warba Bank KSCP	3,449,822	2,682
*	National Real Estate Co. KPSC	3,524,623	1,595
	Qurain Petrochemical Industries Co.	1,911,641	1,556
	Kuwait Projects Co. Holding KSCP	3,229,318	1,232
	Kuwait International Bank KSCP	2,008,241	1,225
	Jazeera Airways Co. KSCP	225,860	1,218
	Alimtiaz Investment Group KSC	3,634,723	877
		Shares	Market Value• ($000)
	Integrated Holding Co. KCSC	652,260	686
			18,593
Malaysia (0.8%)
	Inari Amertron Bhd.	9,854,400	5,201
	TIME dotCom Bhd.	3,460,300	3,331
	My EG Services Bhd.	16,898,500	3,164
	Carlsberg Brewery Malaysia Bhd.	562,400	2,650
	Bursa Malaysia Bhd.	1,921,254	2,621
	Sunway REIT	7,979,800	2,365
	ViTrox Corp. Bhd.	1,499,100	2,255
	D&O Green Technologies Bhd.	2,660,300	2,190
	Yinson Holdings Bhd.	4,605,940	2,066
	Genting Plantations Bhd.	1,533,373	1,985
	Frontken Corp. Bhd.	3,814,650	1,985
	Sunway Bhd.	5,829,688	1,973
	Axis REIT	4,620,500	1,827
	Pentamaster Corp. Bhd.	2,192,950	1,806
	VS Industry Bhd.	9,834,450	1,759
	Mega First Corp. Bhd.	2,267,200	1,573
	Scientex Bhd.	2,154,600	1,486
	Malaysian Pacific Industries Bhd.	290,400	1,479
	KPJ Healthcare Bhd.	8,448,400	1,466
	Dagang NeXchange Bhd	8,658,600	1,393
	UMW Holdings Bhd	1,926,300	1,369
	PMB Technology Bhd	1,551,087	1,325
	BerMaz Auto Bhd.	3,093,040	1,294
	Kossan Rubber Industries Bhd.	4,840,600	1,282
	CTOS Digital Bhd.	4,154,300	1,239
	United Plantations BHD	398,500	1,201
	Berjaya Sports Toto Bhd.	2,817,340	1,081
	UWC Bhd.	1,315,500	1,034
	Malaysia Building Society Bhd.	8,234,300	1,027
*	Bumi Armada Bhd.	12,390,100	1,023
*	Greatech Technology Bhd.	1,450,400	1,002
	AEON Credit Service M Bhd.	354,700	974
	Padini Holdings Bhd.	1,330,200	952
	Supermax Corporation Bhd.	4,617,800	943
	DRB-Hicom Bhd.	3,156,427	895
*	Berjaya Corp. Bhd.	12,046,863	598
*	Hong Seng Consolidated Bhd.	12,118,400	563
[2]	Lotte Chemical Titan Holding Bhd.	1,843,705	511
	Syarikat Takaful Malaysia Keluarga Bhd.	717,300	501
	Malaysian Resources Corp. Bhd.	7,777,538	494
*	Velesto Energy Bhd.	18,647,080	475
*	Leong Hup International Bhd.	3,994,900	385
	SP Setia Bhd. Group	3,599,100	365
	Cahya Mata Sarawak Bhd.	1,862,300	331
	WCT Holdings Bhd.	2,548,151	197
*	UEM Sunrise Bhd.	4,211,200	183
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	22
		Shares	Market Value• ($000)
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	16
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	5
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	2
			65,864
Mexico (0.4%)
	Corp. Inmobiliaria Vesta SAB de CV	2,259,742	4,911
	PLA Administradora Industrial S de RL de CV	3,175,413	4,449
[2]	Macquarie Mexico Real Estate Management SA de CV	2,928,502	3,895
	Gentera SAB de CV	3,508,025	3,605
*	Alsea SAB de CV	1,792,900	3,438
	Bolsa Mexicana de Valores SAB de CV	1,751,566	3,190
	La Comer SAB de CV	1,656,407	3,077
	Genomma Lab Internacional SAB de CV Class B	3,066,480	2,363
*,2	Nemak SAB de CV	7,274,787	1,997
*,2	Grupo Traxion SAB de CV	1,243,781	1,454
	Grupo Rotoplas SAB de CV	503,563	762
*	Axtel SAB de CV	4,677,908	328
			33,469
Netherlands (1.0%)
	Arcadis NV	263,905	8,956
*,1	Galapagos NV	174,796	7,972
	SBM Offshore NV	550,688	7,453
*,2	Intertrust NV	331,337	6,536
	Corbion NV	211,916	5,643
*	Fugro NV	396,858	5,155
	TKH Group NV GDR	145,742	5,154
*,1,2	Basic-Fit NV	187,943	4,734
	APERAM SA	168,077	4,389
	Eurocommercial Properties NV	194,454	4,276
*,2	Alfen Beheer BV	39,993	4,242
	AMG Advanced Metallurgical Group NV	118,923	3,716
[2]	Flow Traders	94,349	2,270
[1]	PostNL NV	1,424,229	2,230
*	Koninklijke BAM Groep NV	915,183	1,997
*	TomTom NV	252,202	1,971
	Sligro Food Group NV	127,438	1,849
	Wereldhave NV	137,172	1,680
	Majorel Group Luxembourg SA	77,171	1,580
	NSI NV	65,075	1,556
	Vastned Retail NV	58,458	1,187
	Brunel International NV	53,114	489
*,1	Ebusco Holding NV	29,362	452
[2]	B&S Group Sarl	62,297	326
*,3	SNS Reaal	96,364	—
			85,813
New Zealand (0.6%)
	Chorus Ltd.	1,614,761	7,796
	Goodman Property Trust	4,066,511	4,890
	Summerset Group Holdings Ltd.	860,870	4,844

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Freightways Ltd.	613,012	3,683
	Precinct Properties New Zealand Ltd.	4,581,866	3,287
[1]	Genesis Energy Ltd.	1,815,846	2,986
	Vital Healthcare Property Trust	1,679,887	2,283
	Vector Ltd.	923,349	2,201
	Skellerup Holdings Ltd.	653,132	2,010
	Argosy Property Ltd.	2,877,228	1,983
*	Pushpay Holdings Ltd.	2,734,258	1,983
	Arvida Group Ltd.	2,638,869	1,932
	Stride Property Group	1,831,757	1,703
	Heartland Group Holdings Ltd.	1,563,135	1,553
	KMD Brands Ltd.	2,145,832	1,347
	Oceania Healthcare Ltd.	2,309,829	1,154
*	Tourism Holdings Ltd.	512,402	1,099
	Scales Corp. Ltd.	358,946	988
*	Synlait Milk Ltd.	446,695	809
	SKY Network Television Ltd.	585,806	739
*	Serko Ltd.	350,400	606
*	Vista Group International Ltd.	652,698	585
*	Pacific Edge Ltd.	2,330,729	582
	Restaurant Brands New Zealand Ltd.	97,735	406
			51,449
Norway (1.4%)
	Storebrand ASA	1,711,641	13,315
	Bakkafrost P/F	185,058	9,256
	Subsea 7 SA	833,249	8,313
	SpareBank 1 SR-Bank ASA	662,779	6,749
*,1	NEL ASA	5,338,109	6,525
	TGS ASA	434,394	5,914
	Frontline Ltd.	449,080	5,612
	SpareBank 1 SMN	464,936	5,019
	Borregaard ASA	367,904	4,947
	Atea ASA	323,581	3,601
[2]	Elkem ASA	1,008,087	3,349
	Veidekke ASA	397,412	3,305
	Aker Solutions ASA	847,975	3,238
	FLEX LNG Ltd.	102,390	3,180
[2]	Scatec ASA	440,050	3,117
	Wallenius Wilhelmsen ASA	362,682	2,579
	DNO ASA	1,949,620	2,536
*	Kahoot! ASA	1,167,351	2,489
*,2	Crayon Group Holding ASA	291,366	2,416
	Austevoll Seafood ASA	325,269	2,410
[2]	BW LPG Ltd.	282,177	2,283
	Hafnia Ltd.	436,812	2,250
	Bonheur ASA	73,932	2,104
	MPC Container Ships ASA	1,270,811	2,005
	Stolt-Nielsen Ltd.	82,200	1,971
[2]	Entra ASA	203,154	1,852
	Grieg Seafood ASA	204,778	1,418
*	Aker Carbon Capture ASA	1,208,109	1,359
	Sparebank 1 Oestlandet	109,075	1,179
	BW Offshore Ltd.	372,352	946
*	Aker Horizons Holding ASA	727,349	914
	Arendals Fossekompani A/S	39,107	894
*	Hexagon Composites ASA	372,527	856
		Shares	Market Value• ($000)
*	Norway Royal Salmon ASA	48,396	615
*	BW Energy Ltd.	227,245	573
			119,089
Pakistan (0.1%)
*	Lucky Cement Ltd.	819,896	1,805
	Hub Power Co. Ltd.	4,660,104	1,396
	Engro Corp. Ltd.	1,203,707	1,283
	MCB Bank Ltd.	1,860,210	1,026
	Pakistan Oilfields Ltd.	508,586	890
	Pakistan State Oil Co. Ltd.	1,297,746	826
*	TRG Pakistan	1,551,968	774
	Engro Fertilizers Ltd.	2,089,103	766
	Millat Tractors Ltd.	181,185	551
	Searle Co. Ltd.	1,478,655	500
	Bank Alfalah Ltd.	3,170,379	447
	United Bank Ltd.	845,938	411
	Nishat Mills Ltd.	556,805	154
	National Bank of Pakistan	310,500	36
			10,865
Philippines (0.2%)
	Security Bank Corp.	1,766,879	2,646
	Wilcon Depot Inc.	4,810,000	2,445
	Robinsons Retail Holdings Inc.	2,203,980	2,045
	Robinson's Land Corp.	7,295,297	1,877
	Century Pacific Food Inc.	3,302,900	1,357
	Manila Water Co. Inc.	4,341,285	1,226
	AREIT Inc.	2,236,100	1,200
	RL Commercial REIT Inc.	12,358,200	1,078
	D&L Industries Inc.	7,925,400	1,077
	Nickel Asia Corp.	9,826,874	823
	First Gen Corp.	1,848,087	497
	Filinvest Land Inc.	26,483,400	357
*	Cebu Air Inc.	519,080	325
	Vista Land & Lifescapes Inc.	4,390,298	131
			17,084
Poland (0.5%)
[1]	CD Projekt SA	233,712	6,210
	KRUK SA	63,331	3,688
	Orange Polska SA	2,636,536	3,324
	Asseco Poland SA	209,726	3,018
*	PGE Polska Grupa Energetyczna SA	2,583,435	2,945
	Cyfrowy Polsat SA	763,490	2,859
*	mBank SA	48,347	2,706
*,1	Alior Bank SA	368,602	2,266
*	Bank Millennium SA	1,985,804	1,809
	Bank Handlowy w Warszawie SA	121,020	1,566
*,1	Jastrzebska Spolka Weglowa SA	180,097	1,562
*	Tauron Polska Energia SA	3,702,507	1,502
*,1	CCC SA	163,276	1,259
*	Grupa Azoty SA	152,994	1,048
*	AmRest Holdings SE	235,679	906
*	Enea SA	706,697	771
*	Ciech SA	82,917	581
	Kernel Holding SA	162,269	562
	Warsaw Stock Exchange	75,126	508
*,3	CAPITEA SA	103,234	81
			39,171
		Shares	Market Value• ($000)
Portugal (0.3%)
	Banco Comercial Portugues SA Class R	28,543,164	4,067
	REN - Redes Energeticas Nacionais SGPS SA	1,427,205	3,694
	Navigator Co. SA	905,736	3,451
	Sonae SGPS SA	3,297,595	3,167
	NOS SGPS SA	704,396	2,759
[1]	CTT-Correios de Portugal SA	549,417	1,696
*	Greenvolt-Energias Renovaveis SA	216,068	1,660
	Altri SGPS SA	267,201	1,487
	Corticeira Amorim SGPS SA	119,968	1,159
	Semapa-Sociedade de Investimento e Gestao	49,025	623
			23,763
Qatar (0.1%)
	Al Meera Consumer Goods Co. QSC	361,902	1,740
*	Gulf International Services QSC	3,401,641	1,698
	Medicare Group	707,808	1,353
			4,791
Romania (0.0%)
	Teraplast SA	3,866,662	399
Russia (0.0%)
*,3	Mechel PJSC Preference Shares	434,330	—
[2,3]	Detsky Mir PJSC	2,390,633	—
[3]	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
[3]	Rosseti Lenenergo PJSC Preference Shares	305,131	—
*,3	LSR Group PJSC Class A	66,793	—
*,3	ENEL RUSSIA PJSC	24,682,000	—
[3]	Samolet Group	30,568	—
[3]	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
[3]	Bank St. Petersburg PJSC	642,145	—
[3]	IDGC of Centre and Volga Region PJSC	236,900,000	—
[3]	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.5%)
	Al Hammadi Co. for Development and Investment	288,041	3,445
	Aldrees Petroleum and Transport Services Co.	131,207	2,533
	Leejam Sports Co. JSC	102,000	2,146
	Jadwa REIT Saudi Fund	601,231	2,095
	Arabian Cement Co.	192,884	1,929
	Astra Industrial Group	131,699	1,928
	National Gas & Industrialization Co.	133,708	1,910
*	Saudi Real Estate Co.	550,452	1,843
	Arriyadh Development Co.	323,773	1,748
	Eastern Province Cement Co.	143,559	1,690

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Saudi Ceramic Co.	147,491	1,625
	United International Transportation Co.	125,377	1,526
	National Medical Care Co.	79,266	1,476
	City Cement Co.	254,398	1,375
*,1	National Agriculture Development Co.	191,579	1,329
*	Middle East Healthcare Co.	149,659	1,287
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	177,466	1,251
	Saudi Chemical Co. Holding	153,343	1,198
*	Saudi Public Transport Co.	241,736	1,088
	Bawan Co.	106,912	1,068
*	Aseer Trading Tourism & Manufacturing Co.	311,090	1,051
	Najran Cement Co.	308,805	1,043
	Northern Region Cement Co.	324,699	1,013
*	Methanol Chemicals Co.	123,062	1,008
*	Dur Hospitality Co.	162,788	922
*	Fawaz Abdulaziz Al Hokair & Co.	171,223	788
*	Herfy Food Services Co.	70,644	737
	Tabuk Cement Co.	121,859	566
*	Al Jouf Cement Co.	169,563	522
	Hail Cement Co.	138,594	470
*	Zamil Industrial Investment Co.	92,227	439
*	Mediterranean & Gulf Insurance & Reinsurance Co.	154,570	398
			43,447
Singapore (0.8%)
	Frasers Centrepoint Trust	3,838,208	5,641
	Keppel Infrastructure Trust	13,029,146	4,876
	ESR-REIT	18,892,884	4,535
	Parkway Life REIT	1,397,281	3,947
	Lendlease Global Commercial REIT	6,667,619	3,300
	Raffles Medical Group Ltd.	3,459,584	3,251
	Haw Par Corp. Ltd.	472,700	3,156
	CapitaLand China Trust	3,928,899	2,692
	CDL Hospitality Trusts	3,171,642	2,599
	SPH REIT	4,393,200	2,529
	Ascendas India Trust	2,917,700	2,309
	AEM Holdings Ltd.	1,013,500	2,298
	Manulife US REIT	5,923,088	2,163
	First Resources Ltd.	1,898,529	1,995
	Starhill Global REIT	5,205,308	1,895
	OUE Commercial REIT	7,810,309	1,793
	Sheng Siong Group Ltd.	1,611,200	1,777
	AIMS APAC REIT	1,972,800	1,714
	Cromwell European REIT	1,077,840	1,672
	Keppel Pacific Oak US REIT	3,092,700	1,670
	iFAST Corp. Ltd.	529,800	1,518
	Far East Hospitality Trust	3,654,700	1,484
	Digital Core REIT Management Private Ltd.	2,506,600	1,253
	Prime US REIT	2,331,469	1,096
		Shares	Market Value• ($000)
	Thomson Medical Group Ltd.	19,788,100	1,076
	UMS Holdings Ltd.	1,697,700	1,074
	Sabana Industrial REIT	3,672,100	1,064
	Hour Glass Ltd.	761,200	1,049
	Nanofilm Technologies International Ltd.	642,000	790
	Riverstone Holdings Ltd.	1,877,000	715
	First REIT	3,903,172	663
	Silverlake Axis Ltd.	2,343,207	537
	Bumitama Agri Ltd.	925,300	388
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	367
*	Yoma Strategic Holdings Ltd.	4,687,430	275
*,3	Best World International Ltd.	154,381	148
*,1,3	Ezra Holdings Ltd.	4,500,399	35
*,3	Eagle Hospitality Trust	2,004,300	—
			69,344
South Africa (0.8%)
	Thungela Resources Ltd.	449,195	7,061
	Barloworld Ltd.	658,450	3,685
	Motus Holdings Ltd.	539,365	3,405
	Omnia Holdings Ltd.	688,550	2,701
	Hyprop Investments Ltd.	1,305,209	2,632
*	Fortress REIT Ltd. Class B	11,177,083	2,575
	Vukile Property Fund Ltd.	3,326,314	2,439
	Super Group Ltd.	1,620,454	2,294
	Equites Property Fund Ltd.	2,621,910	2,241
	KAP Industrial Holdings Ltd.	8,506,545	2,139
	AECI Ltd.	403,932	2,032
*	Telkom SA SOC Ltd.	1,012,105	2,010
	Ninety One Ltd.	784,022	1,844
	MAS Real Estate Inc.	1,659,697	1,820
	Advtech Ltd.	1,813,847	1,759
	JSE Ltd.	305,311	1,687
	DataTec Ltd.	703,518	1,582
*,1	Steinhoff International Holdings NV	15,349,777	1,579
	Astral Foods Ltd.	144,318	1,386
	Coronation Fund Managers Ltd.	767,259	1,370
	Reunert Ltd.	536,295	1,348
*	Massmart Holdings Ltd.	360,186	1,199
	Investec Property Fund Ltd.	2,118,501	1,179
	Sun International Ltd.	620,914	1,117
	SA Corporate Real Estate Ltd.	8,506,936	1,059
	Tsogo Sun Gaming Ltd.	1,672,033	1,048
	DRDGOLD Ltd.	1,830,127	945
*	Wilson Bayly Holmes-Ovcon Ltd.	177,953	935
	Raubex Group Ltd.	585,842	914
	Attacq Ltd.	2,449,091	910
[1]	Curro Holdings Ltd.	1,881,911	865
	Cashbuild Ltd.	72,253	755
	Adcock Ingram Holdings Ltd.	261,519	680
	Emira Property Fund Ltd.	1,147,647	657
*,1	Brait plc	2,526,220	599
		Shares	Market Value• ($000)
*	Blue Label Telecoms Ltd.	1,834,502	515
	Alexander Forbes Group Holdings Ltd.	1,818,457	491
			63,457
South Korea (3.9%)
[1]	Ecopro Co. Ltd.	63,979	6,351
*,1	Hyundai Rotem Co. Ltd.	260,312	4,442
	Meritz Fire & Marine Insurance Co. Ltd.	194,979	4,297
[1]	JYP Entertainment Corp.	104,821	4,075
	DB HiTek Co. Ltd.	131,119	4,059
	Hansol Chemical Co. Ltd.	30,977	4,023
	Youngone Corp.	115,869	3,841
*	CosmoAM&T Co. Ltd.	77,582	3,643
[1]	LEENO Industrial Inc.	34,484	3,304
[1]	SM Entertainment Co. Ltd.	66,298	3,302
[1]	CS Wind Corp.	73,963	3,047
[1]	KIWOOM Securities Co. Ltd.	49,563	2,804
[1]	LIG Nex1 Co. Ltd.	39,188	2,794
	JB Financial Group Co. Ltd.	527,867	2,658
[1]	WONIK IPS Co. Ltd.	135,120	2,601
	Meritz Securities Co. Ltd.	979,229	2,539
*,1	HLB Life Science Co. Ltd.	293,954	2,498
[1]	Hyosung Advanced Materials Corp.	11,100	2,480
	LS Electric Co. Ltd.	63,077	2,431
[1]	Soulbrain Co. Ltd.	16,546	2,372
[1]	Daejoo Electronic Materials Co. Ltd.	37,457	2,356
[1]	Dongjin Semichem Co. Ltd.	111,354	2,343
	LX International Corp.	81,234	2,314
	Daeduck Electronics Co. Ltd.	130,982	2,255
	Kolon Industries Inc.	73,594	2,241
[1]	Chunbo Co. Ltd.	14,404	2,203
	People & Technology Inc.	68,018	2,197
	SFA Engineering Corp.	79,986	2,138
*,1	Doosan Fuel Cell Co. Ltd.	109,241	2,085
*,1	Naturecell Co. Ltd.	167,352	2,026
	Hyosung TNC Corp.	11,054	2,025
	Daishin Securities Co. Ltd.	204,104	1,997
[1]	LX Semicon Co. Ltd.	34,204	1,984
[1]	Koh Young Technology Inc.	235,153	1,967
*,1	KMW Co. Ltd.	118,726	1,967
[1]	Daewoong Pharmaceutical Co. Ltd.	17,340	1,963
*,1	Hyundai Bioscience Co. Ltd.	128,517	1,929
*	STCUBE	147,557	1,922
[1]	ST Pharm Co. Ltd.	32,631	1,904
*,1	Hugel Inc.	24,029	1,882
*	Hyundai Electric & Energy System Co. Ltd.	77,538	1,867
[1]	Com2uSCorp	36,461	1,814
*,1	Chabiotech Co. Ltd.	185,502	1,714
	MegaStudyEdu Co. Ltd.	28,244	1,697
	Humasis Co. Ltd.	115,052	1,690

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Hanwha Systems Co. Ltd.	213,834	1,673
	Advanced Nano Products Co. Ltd.	25,697	1,672
[1]	Chong Kun Dang Pharmaceutical Corp.	28,042	1,652
	Samchully Co. Ltd.	8,419	1,648
[1]	BH Co. Ltd.	97,020	1,637
*,1	LegoChem Biosciences Inc.	68,124	1,620
*	SOLUM Co. Ltd.	132,157	1,597
	Hyosung Corp.	32,643	1,568
[1]	KEPCO Engineering & Construction Co. Inc.	45,024	1,567
[1]	Dongkuk Steel Mill Co. Ltd.	194,314	1,557
	Foosung Co. Ltd.	178,473	1,548
[1]	SIMMTECH Co. Ltd.	62,353	1,542
	Hyundai Elevator Co. Ltd.	86,482	1,528
[1]	AfreecaTV Co. Ltd.	27,415	1,526
	Hanmi Semiconductor Co. Ltd.	182,808	1,509
[1]	Eo Technics Co. Ltd.	33,027	1,508
[1]	Huchems Fine Chemical Corp.	102,832	1,501
	Douzone Bizon Co. Ltd.	69,933	1,495
*	Pharmicell Co. Ltd.	208,676	1,490
*	Enchem Co. Ltd.	28,053	1,462
*,1	Hana Tour Service Inc.	41,798	1,461
*	Bioneer Corp.	77,925	1,453
	Korean Reinsurance Co.	281,109	1,449
	Hyundai Autoever Corp.	17,258	1,431
	Ecopro HN Co. Ltd.	39,145	1,415
*	Creative & Innovative System	154,863	1,415
*	Hanall Biopharma Co. Ltd.	141,915	1,410
	HK inno N Corp.	54,569	1,389
	Hyundai Construction Equipment Co. Ltd.	45,482	1,370
	Innocean Worldwide Inc.	48,321	1,361
*,1	ABLBio Inc.	95,206	1,335
	NICE Information Service Co. Ltd.	144,592	1,317
	Shinhan Alpha REIT Co. Ltd.	258,835	1,317
*	GeneOne Life Science Inc.	252,996	1,310
*,1	Taihan Electric Wire Co. Ltd.	1,243,971	1,307
	ESR Kendall Square REIT Co. Ltd.	515,539	1,288
	Park Systems Corp.	16,737	1,286
	Kolmar Korea Co. Ltd.	53,096	1,274
	Poongsan Corp.	67,837	1,241
[1]	Seoul Semiconductor Co. Ltd.	164,714	1,206
	JR Global REIT	407,952	1,206
[1]	YG Entertainment Inc.	40,142	1,201
*	Myoung Shin Industrial Co. Ltd.	99,468	1,201
	Dentium Co. Ltd.	22,147	1,184
[1]	DongKook Pharmaceutical Co. Ltd.	107,222	1,180
*	Genexine Inc.	75,245	1,180
*,1	Kumho Tire Co. Inc.	543,922	1,176
*,1	GemVax & Kael Co. Ltd.	131,691	1,144
		Shares	Market Value• ($000)
*,1	Sam Chun Dang Pharm Co. Ltd.	53,123	1,137
	Daou Technology Inc.	88,954	1,129
*,1	Oscotec Inc.	88,444	1,128
	LOTTE REIT Co. Ltd.	447,337	1,127
[1]	Taekwang Industrial Co. Ltd.	2,276	1,122
*	Studio Dragon Corp.	23,277	1,115
	Dawonsys Co. Ltd.	92,523	1,108
*,1	NKMax Co. Ltd.	116,441	1,091
	Green Cross Holdings Corp.	89,255	1,085
[1]	Doosan Co. Ltd.	19,953	1,081
*	CJ CGV Co. Ltd.	113,493	1,073
*	Neowiz	42,069	1,063
[1]	SL Corp.	49,368	1,062
*	SAM KANG M&T Co. Ltd.	74,318	1,054
*	HLB Therapeutics Co. Ltd.	111,045	1,053
[1]	Daewoong Co. Ltd.	72,559	1,050
*,1	Duk San Neolux Co. Ltd.	38,777	1,042
	Hyundai Greenfood Co. Ltd.	225,953	1,031
[1]	DoubleUGames Co. Ltd.	30,675	1,031
	IS Dongseo Co. Ltd.	46,175	1,020
[1]	Cosmax Inc.	31,688	1,017
	Intellian Technologies Inc.	23,227	1,016
	PharmaResearch Co. Ltd.	23,518	1,013
[1]	PI Advanced Materials Co. Ltd.	48,541	1,008
	HAESUNG DS Co. Ltd.	37,801	1,005
*	NEPES Corp.	78,189	999
	Korea Petrochemical Ind Co. Ltd.	12,024	997
[1]	RFHIC Corp.	67,588	996
	Hyundai Home Shopping Network Corp.	31,675	995
	Tokai Carbon Korea Co. Ltd.	13,998	995
	Youlchon Chemical Co. Ltd.	43,156	987
*	Amicogen Inc.	73,746	982
[1]	Posco ICT Co. Ltd.	242,051	972
[1]	Innox Advanced Materials Co. Ltd.	50,248	962
	SK REIT Co. Ltd.	307,816	960
	Medytox Inc.	12,904	951
	Ahnlab Inc.	21,444	937
*	Eubiologics Co. Ltd.	128,626	936
	Jusung Engineering Co. Ltd.	116,480	933
*	Eoflow Co. Ltd.	82,704	932
*	Vaxcell-Bio Therapeutics Co. Ltd.	36,514	927
	GC Cell Corp.	28,572	904
*,1	MedPacto Inc.	55,851	902
[1]	S&S Tech Corp.	51,794	901
*	LX Holdings Corp.	146,966	895
*	Asiana Airlines Inc.	121,767	883
	Korea Electric Terminal Co. Ltd.	24,245	881
	Handsome Co. Ltd.	49,758	875
[1]	SK Discovery Co. Ltd.	42,004	875
*,1	Helixmith Co. Ltd.	98,875	866
*	Wysiwyg Studios Co. Ltd.	81,578	865
	TK Corp.	74,663	857
		Shares	Market Value• ($000)
*	Hana Micron Inc.	130,994	857
*	Hyosung Heavy Industries Corp.	21,024	845
	Han Kuk Carbon Co.	108,255	841
*,1	NHN KCP Corp.	95,298	837
[1]	Hankook & Co. Co. Ltd.	92,671	835
	Samyang Holdings Corp.	19,246	835
[1]	Harim Holdings Co. Ltd.	169,108	834
[1]	Partron Co. Ltd.	143,341	824
[3]	Unid Co. Ltd.	15,264	824
*	SFA Semicon Co. Ltd.	272,456	823
	Lutronic Corp.	64,805	823
[1]	Tesna Inc.	43,910	821
	Daesang Corp.	55,838	820
	Young Poong Corp.	1,847	816
*	TY Holdings Co. Ltd.	109,293	808
[1]	Youngone Holdings Co. Ltd.	20,975	796
	GOLFZON Co. Ltd.	9,827	794
*	Next Science Co. Ltd.	142,176	794
	KCC Glass Corp.	29,250	793
*,1	Cellivery Therapeutics Inc.	90,702	790
	Hanjin Transportation Co. Ltd.	58,263	789
*	Danal Co. Ltd.	190,982	774
[1]	L&C Bio Co. Ltd.	48,115	757
	i-SENS Inc.	30,977	751
	Eugene Technology Co. Ltd.	49,569	748
	Mcnex Co. Ltd.	38,455	739
	INTOPS Co. Ltd.	37,767	737
	Sebang Global Battery Co. Ltd.	26,911	735
*,1	iNtRON Biotechnology Inc.	118,350	733
*,1	Lotte Tour Development Co. Ltd.	114,177	722
	Songwon Industrial Co. Ltd.	59,532	719
*,1	Binex Co. Ltd.	91,844	717
	Bukwang Pharmaceutical Co. Ltd.	134,499	712
[1]	Shinsegae International Inc.	42,245	697
	SK Gas Ltd.	8,613	689
	Dong-A Socio Holdings Co. Ltd.	9,560	684
	HDC Hyundai Development Co-Engineering & Construction Class E	97,638	684
	Dongwon Industries Co. Ltd.	4,119	665
	Lotte Rental Co. Ltd.	32,073	665
	Zinus Inc.	30,200	663
	Hanwha Investment & Securities Co. Ltd.	383,737	661
	JW Pharmaceutical Corp.	50,117	658
*	Shinsung E&G Co. Ltd.	491,246	651
	Vieworks Co. Ltd.	26,371	640
*,1	Hancom Inc.	69,354	636
*	BNC Korea Co. Ltd.	170,404	633
*	Korea Line Corp.	455,846	629
[1]	NICE Holdings Co. Ltd.	72,461	628
	Boryung Pharmaceutical Co. Ltd.	84,761	624
	SNT Motiv Co. Ltd.	19,992	619

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	SK Securities Co. Ltd.	1,337,369	615
	Seojin System Co. Ltd.	59,562	613
*	Hanwha General Insurance Co. Ltd.	235,537	608
*	Yungjin Pharmaceutical Co. Ltd.	316,309	603
	Lotte Confectionery Co. Ltd.	6,602	602
	Samwha Capacitor Co. Ltd.	26,759	601
	Orion Holdings Corp.	59,754	599
	Sangsangin Co. Ltd.	129,559	588
	Korea Asset In Trust Co. Ltd.	288,833	588
*,1	Komipharm International Co. Ltd.	116,807	587
*	Webzen Inc.	55,962	586
	Dong-A ST Co. Ltd.	15,223	582
	Hansae Co. Ltd.	56,311	582
*,1	Ananti Inc.	154,821	574
	Sung Kwang Bend Co. Ltd.	58,703	572
*,1	CMG Pharmaceutical Co. Ltd.	383,090	570
*	AbClon Inc.	50,930	567
*,1	Mezzion Pharma Co. Ltd.	61,131	561
[1]	TES Co. Ltd.	49,761	554
	Ilyang Pharmaceutical Co. Ltd.	44,081	549
*	Sambu Engineering & Construction Co. Ltd.	565,614	541
*	HJ Shipbuilding & Construction Co. Ltd.	219,677	540
*	Hyosung Chemical Corp.	7,601	540
*,1	Kuk-il Paper Manufacturing Co. Ltd.	305,865	537
	HDC Holdings Co. Ltd.	136,690	524
	Nature Holdings Co. Ltd.	27,859	524
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	523
*,1	Medipost Co. Ltd.	51,638	521
*	Com2uS Holdings Corp.	17,138	518
	Nexen Tire Corp.	93,392	505
*	Modetour Network Inc.	47,716	503
*,1	Grand Korea Leisure Co. Ltd.	50,231	500
	LF Corp.	47,710	497
*,1	CrystalGenomics Inc.	207,711	496
*,1	Insun ENT Co. Ltd.	77,948	490
*	DIO Corp.	35,057	488
	Hankook Shell Oil Co. Ltd.	2,786	487
	iMarketKorea Inc.	67,204	486
[1]	KUMHOE&C Co. Ltd.	113,346	481
[1]	OptoElectronics Solutions Co. Ltd.	42,683	474
*	Giantstep Inc.	39,469	473
*	OliX Pharmaceuticals Inc.	33,958	471
[1]	Hanil Cement Co. Ltd.	59,370	470
	Daea TI Co. Ltd.	234,869	469
[1]	Korea United Pharm Inc.	28,052	468
	ENF Technology Co. Ltd.	29,094	466
	Tongyang Inc.	667,833	464
		Shares	Market Value• ($000)
[1]	Sungwoo Hitech Co. Ltd.	127,257	462
	Yuanta Securities Korea Co. Ltd.	263,543	444
[1]	InBody Co. Ltd.	30,586	440
*	Solid Inc.	146,704	435
*	UniTest Inc.	48,683	435
	Halla Holdings Corp.	19,666	434
	Namyang Dairy Products Co. Ltd.	1,683	429
[1]	KH Vatec Co. Ltd.	50,386	428
	Huons Co. Ltd.	19,429	426
	Hansol Paper Co. Ltd.	43,926	420
	Namhae Chemical Corp.	64,980	416
	Samyang Corp.	15,975	416
	Seah Besteel Corp.	35,155	413
	Gradiant Corp.	41,274	395
	LX Hausys Ltd.	17,333	391
	KISWIRE Ltd.	30,974	390
*,1	Samsung Pharmaceutical Co. Ltd.	202,583	386
	KT Skylife Co. Ltd.	67,335	386
*	Inscobee Inc.	354,014	380
	Binggrae Co. Ltd.	14,447	378
	Advanced Process Systems Corp.	31,225	377
[1]	ITM Semiconductor Co. Ltd.	18,203	375
[1]	Eusu Holdings Co. Ltd.	75,588	366
	Mirae Asset Life Insurance Co. Ltd.	196,948	366
	Kolon Corp.	23,081	365
	Seobu T&D	74,449	350
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	344
	KC Co. Ltd.	31,238	339
	KTB Investment & Securities Co. Ltd.	154,806	336
	Tongyang Life Insurance Co. Ltd.	92,674	333
*	Peptron Inc.	59,471	331
	E1 Corp.	10,695	321
	HS Industries Co. Ltd.	121,990	321
*	Dongsung Pharmaceutical Co. Ltd.	66,487	313
*	Cellid Co. Ltd.	29,914	313
	SPC Samlip Co. Ltd.	6,279	310
	Chongkundang Holdings Corp.	8,288	305
*,1	Eutilex Co. Ltd.	59,166	302
[1]	Cuckoo Homesys Co. Ltd.	14,684	296
	Jeil Pharmaceutical Co. Ltd.	23,196	290
	Hyundai Corp.	25,414	289
	Humedix Co. Ltd.	19,600	289
	CJ Freshway Corp.	12,744	285
	LG HelloVision Co. Ltd.	89,011	283
*	Homecast Co. Ltd.	97,786	282
*,1	KH Feelux Co. Ltd.	411,461	281
	Dongwon F&B Co. Ltd.	3,059	277
	Maeil Dairies Co. Ltd.	8,362	276
*	Namsun Aluminum Co. Ltd.	189,182	276
	KC Tech Co. Ltd.	25,990	275
[1]	Soulbrain Holdings Co. Ltd.	16,872	273
	Hyundai Bioland Co. Ltd.	29,899	254
		Shares	Market Value• ($000)
	Eugene Investment & Securities Co. Ltd.	155,434	250
*	Wonik Holdings Co. Ltd.	104,194	243
*	Hansol Technics Co. Ltd.	66,760	243
	LOTTE Himart Co. Ltd.	26,231	243
[1]	Woongjin Thinkbig Co. Ltd.	152,463	243
	KISCO Corp.	59,444	243
	Daeduck Co. Ltd.	56,872	241
	Toptec Co. Ltd.	50,666	240
	Sindoh Co. Ltd.	10,491	237
	Dae Han Flour Mills Co. Ltd.	2,609	236
	Huons Global Co. Ltd.	18,780	233
*	Enzychem Lifesciences Corp.	171,227	229
*	Aprogen pharmaceuticals Inc.	579,812	225
	Hanil Holdings Co. Ltd.	30,794	218
	Cuckoo Holdings Co. Ltd.	18,165	207
	Hansol Holdings Co. Ltd.	93,150	206
*	Interflex Co. Ltd.	28,626	205
	BGF Co. Ltd.	88,189	202
	ICD Co. Ltd.	33,810	201
	DB Financial Investment Co. Ltd.	68,332	193
	Sam Young Electronics Co. Ltd.	27,627	190
	Kyobo Securities Co. Ltd.	50,102	183
	Lock&Lock Co. Ltd.	42,729	183
*,1	Telcon RF Pharmaceutical Inc.	240,257	178
	Kolmar Korea Holdings Co. Ltd.	18,175	176
*	CUROCOM Co. Ltd.	299,868	168
	Daishin Securities Co. Ltd. Preference Shares	17,529	162
	Taeyoung Engineering & Construction Co. Ltd.	53,202	157
	Byucksan Corp.	112,419	153
*	Cafe24 Corp.	20,750	147
	Hyundai Livart Furniture Co. Ltd.	23,620	139
*	Able C&C Co. Ltd.	41,281	127
*	Ace Technologies Corp.	28,633	99
	Aekyung Industrial Co. Ltd.	10,505	81
*	Osteogenic Core Technologies Rights Exp. 11/8/22	17,974	44
*	Anterogen Co. Ltd.	574	6
			325,028
Spain (1.3%)
	Banco de Sabadell SA	20,430,496	16,075
	Viscofan SA	141,912	8,450
	Acerinox SA	753,587	6,604
	CIE Automotive SA	204,062	5,198
	Grupo Catalana Occidente SA	184,383	5,008
	Cia de Distribucion Integral Logista Holdings SA	222,471	4,601
	Vidrala SA	59,176	4,523
	Faes Farma SA	1,107,766	4,181
	Ebro Foods SA	267,060	4,164
[2]	Unicaja Banco SA	4,542,684	4,027
	Indra Sistemas SA	445,348	3,983

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sacyr SA (XMAD)	1,457,698	3,576
	Laboratorios Farmaceuticos Rovi SA	77,608	3,530
*	Solaria Energia y Medio Ambiente SA	221,787	3,508
	Applus Services SA	537,001	3,171
	Pharma Mar SA	51,465	3,084
	Almirall SA	269,090	2,507
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,441,963	2,289
	Corp. Financiera Alba SA	51,464	2,288
[2]	Gestamp Automocion SA	574,942	2,025
	Construcciones y Auxiliar de Ferrocarriles SA	68,667	1,793
*	Melia Hotels International SA	375,208	1,744
	Ence Energia y Celulosa SA	479,048	1,641
[2]	Global Dominion Access SA	404,732	1,485
	Prosegur Cia de Seguridad SA	793,011	1,477
[2]	Neinor Homes SA	154,864	1,238
	Fomento de Construcciones y Contratas SA	139,835	1,165
*,1	Tecnicas Reunidas SA	128,578	918
[2]	Aedas Homes SA	67,761	879
	Atresmedia Corp. de Medios de Comunicacion SA	293,153	846
[2]	Prosegur Cash SA	1,197,502	722
	Lar Espana Real Estate Socimi SA	183,405	715
*	Distribuidora Internacional de Alimentacion SA	56,097,194	681
*	Mediaset Espana Comunicacion SA	187,825	584
*,1	NH Hotel Group SA (XMAD)	69,008	184
*,1,3	Let's Gowex SA	31,105	—
			108,864
Sweden (3.7%)
	BillerudKorsnas AB	770,156	9,942
	Hexatronic Group AB	724,272	9,802
	AAK AB	625,760	9,122
	Avanza Bank Holding AB	456,343	9,103
	Hexpol AB	906,295	8,945
	SSAB AB Class B	1,838,749	8,544
	AddTech AB Class B	682,553	8,247
	Loomis AB Class B	273,035	7,645
	Nordnet AB publ	611,084	7,570
[2]	Thule Group AB	374,943	7,387
[2]	Bravida Holding AB	760,494	7,125
	SSAB AB Class A	1,425,623	6,857
[2]	Dometic Group AB	1,190,639	6,817
	Fabege AB	936,487	6,799
	Elekta AB Class B	1,273,952	6,475
	Sectra AB	478,632	6,345
	Wihlborgs Fastigheter AB	942,939	6,177
	Lagercrantz Group AB Class B	712,941	6,107
*,2	Sinch AB	2,178,857	5,116
*	Nordic Entertainment Group AB Class B	274,801	5,017
	AFRY AB	361,005	4,848
		Shares	Market Value• ($000)
	Hufvudstaden AB Class A	382,057	4,553
	Wallenstam AB Class B	1,195,859	4,219
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	2,555,961	4,203
*	Pandox AB Class B	342,018	4,188
	Biotage AB	250,258	4,108
	Mycronic AB	254,948	4,001
	JM AB	262,593	3,954
	Bure Equity AB	202,927	3,916
	Nyfosa AB	645,671	3,859
	Storskogen Group AB Class B	5,233,973	3,822
	Peab AB Class B	718,575	3,728
	AddLife AB Class B	398,605	3,726
	Catena AB	108,929	3,699
	AddNode Group AB	424,845	3,696
	Intrum AB	276,763	3,482
	Instalco AB	838,133	3,362
	Arjo AB Class B	828,532	3,305
	Vitec Software Group AB Class B	89,750	3,293
	Betsson AB Class B	445,588	3,240
	Modern Times Group MTG AB Shares B	429,633	3,221
*	Stillfront Group AB	1,651,929	3,215
	Electrolux Professional AB Class B	838,086	3,164
[2]	Munters Group AB	388,771	3,033
	NCC AB Class B	342,942	2,858
	Nolato AB Class B	677,409	2,857
	Ratos AB Class B	758,755	2,840
	Bilia AB Class A	267,055	2,829
	Granges AB	396,048	2,676
	Hemnet Group AB	214,649	2,667
	Mips AB	81,154	2,625
*	Truecaller AB Class B	713,834	2,613
	Medicover AB Class B	210,738	2,610
	HMS Networks AB	101,301	2,606
	Lindab International AB	243,742	2,593
	Cibus Nordic Real Estate AB	169,758	2,319
	Concentric AB	138,968	2,302
	Atrium Ljungberg AB Class B	166,254	2,223
	Dios Fastigheter AB	329,376	2,163
	Beijer Alma AB	151,600	2,120
*	Cint Group AB	399,883	2,106
*	Sdiptech AB Class B	102,331	1,973
	Bufab AB	102,366	1,935
	Troax Group AB	118,542	1,759
*	Camurus AB	75,213	1,745
	INVISIO AB	114,736	1,703
*,1,2	Boozt AB	216,702	1,580
	NP3 Fastigheter AB	96,897	1,540
	Corem Property Group AB Class B	2,339,972	1,457
*,1,2	Scandic Hotels Group AB	455,948	1,446
	Cloetta AB Class B	780,193	1,426
	SkiStar AB	144,107	1,379
	Systemair AB	257,490	1,362
	Mekonomen AB	141,608	1,338
	Platzer Fastigheter Holding AB Class B	197,599	1,225
[2]	Resurs Holding AB	560,084	1,217
	Investment AB Oresund	109,365	1,135
	Fagerhult AB	269,618	1,075
	Bonava AB Class B	358,403	1,048
	Clas Ohlson AB Class B	151,490	1,012
		Shares	Market Value• ($000)
*,2	Attendo AB	445,597	920
	Corem Property Group AB Preference Shares	42,814	838
	Nobia AB	473,587	789
*,1	BICO Group AB Class B	185,965	713
	Volati AB	76,267	698
*	Collector Bank AB	278,993	682
*	BHG Group AB	270,575	453
[1]	NCC AB Class A	15,132	162
*,3	Ow Bunker A/S	24,023	—
			314,594
Switzerland (2.8%)
[2]	Galenica AG	174,896	12,566
	Siegfried Holding AG (Registered)	14,807	8,814
	Bucher Industries AG (Registered)	23,470	7,913
	Allreal Holding AG (Registered)	53,592	7,677
	Cembra Money Bank AG	105,517	7,652
*	Dufry AG (Registered)	225,287	7,432
*,1	Idorsia Ltd.	465,850	7,212
	Mobimo Holding AG (Registered)	25,583	5,967
	Inficon Holding AG (Registered)	7,340	5,836
	Vontobel Holding AG (Registered)	101,825	5,730
	Valiant Holding AG (Registered)	57,551	5,637
[1]	Stadler Rail AG	191,455	5,634
	Huber + Suhner AG (Registered)	63,230	5,632
	SFS Group AG	60,480	5,469
	Landis+Gyr Group AG	93,863	5,409
*	ams-OSRAM AG	853,486	4,831
	Burckhardt Compression Holding AG	11,086	4,796
	Daetwyler Holding AG (Bearer)	26,722	4,742
	St. Galler Kantonalbank AG (Registered)	9,887	4,655
*,1	Meyer Burger Technology AG	9,601,929	4,600
	Softwareone Holding AG	394,759	4,443
	Comet Holding AG (Registered)	27,850	4,434
	OC Oerlikon Corp. AG (Registered)	685,569	4,428
	Forbo Holding AG (Registered)	3,532	4,276
	Interroll Holding AG (Registered)	1,990	4,192
	Sulzer AG (Registered)	61,470	4,100
*	Dottikon Es Holding AG (Registered)	16,249	3,770
	Swissquote Group Holding SA (Registered)	31,199	3,696
*	Aryzta AG	3,509,163	3,597
*,2	Sensirion Holding AG	38,708	3,522
	Kardex Holding AG (Registered)	22,384	3,423
	dormakaba Holding AG	10,741	3,409
	VZ Holding AG	48,975	3,378
	Komax Holding AG (Registered)	13,303	3,122
	LEM Holding SA (Registered)	1,689	2,812
	Bystronic AG	4,790	2,751

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Intershop Holding AG	4,376	2,661
	u-blox Holding AG	24,326	2,491
	Schweiter Technologies AG (Bearer)	3,545	2,375
	EFG International AG	286,125	2,342
	SKAN Group AG	38,155	2,314
	Zehnder Group AG	39,614	2,133
	COSMO Pharmaceuticals NV	36,242	2,117
*,1	Basilea Pharmaceutica AG (Registered)	45,650	2,100
*	Implenia AG (Registered)	53,654	2,014
	Bossard Holding AG (Registered) Class A	10,109	2,007
[2]	Medacta Group SA	20,747	1,866
	Ypsomed Holding AG (Registered)	11,442	1,840
	Bell Food Group AG (Registered)	7,287	1,777
	Arbonia AG	144,505	1,756
[2]	PolyPeptide Group AG	56,543	1,644
	ALSO Holding AG (Registered)	9,962	1,566
	Leonteq AG	38,512	1,554
[2]	Medmix AG	84,452	1,487
	TX Group AG	9,779	1,359
	Vetropack Holding AG Class A (Registered)	41,360	1,322
*,2	Medartis Holding AG	16,684	1,296
	Hiag Immobilien Holding AG	13,143	1,058
	Autoneum Holding AG	10,444	999
*,2	Montana Aerospace AG	75,878	870
	Rieter Holding AG (Registered)	9,566	797
*	Zur Rose Group AG	25,940	701
	Bobst Group SA (Registered)	10,589	651
*	Swiss Steel Holding AG	2,492,596	561
	VP Bank AG Class A	6,295	546
	APG SGA SA	2,801	457
			234,218
Taiwan (6.9%)
	Chroma ATE Inc.	1,446,040	7,895
*	Tatung Co. Ltd.	8,055,584	7,811
	WPG Holdings Ltd.	5,399,137	7,351
	TA Chen Stainless Pipe	5,723,072	6,687
	Lotes Co. Ltd.	258,703	6,209
	Macronix International Co. Ltd.	6,579,386	6,062
	Highwealth Construction Corp.	4,604,289	5,917
	Sinbon Electronics Co. Ltd.	746,066	5,794
	Lien Hwa Industrial Holdings Corp.	3,912,681	5,642
	Phison Electronics Corp.	594,962	5,437
	Compeq Manufacturing Co. Ltd.	3,953,471	5,341
	Gigabyte Technology Co. Ltd.	1,825,271	5,211
	Simplo Technology Co. Ltd.	654,631	5,202
	Elite Material Co. Ltd.	1,100,519	4,978
	Makalot Industrial Co. Ltd.	801,795	4,965
	Alchip Technologies Ltd.	247,000	4,946
	Ruentex Industries Ltd.	2,887,349	4,932
		Shares	Market Value• ($000)
	Tripod Technology Corp.	1,784,327	4,930
	Global Unichip Corp.	326,649	4,914
	Merida Industry Co. Ltd.	888,055	4,839
	Radiant Opto-Electronics Corp.	1,585,147	4,830
	Taichung Commercial Bank Co. Ltd.	11,712,120	4,555
	King Yuan Electronics Co. Ltd.	4,034,963	4,082
	China Petrochemical Development Corp.	14,039,620	4,082
	Bizlink Holding Inc.	519,651	3,963
	Poya International Co. Ltd.	305,547	3,884
	YFY Inc.	4,839,000	3,830
	International Games System Co. Ltd.	346,426	3,772
	Jentech Precision Industrial Co. Ltd.	346,156	3,753
	Qisda Corp.	4,931,000	3,748
	IBF Financial Holdings Co. Ltd.	10,732,969	3,693
	Union Bank Of Taiwan	7,853,000	3,686
	CTCI Corp.	2,494,667	3,628
	Chipbond Technology Corp.	2,146,852	3,618
	Tung Ho Steel Enterprise Corp.	2,252,350	3,447
	Yulon Finance Corp.	813,349	3,436
	Faraday Technology Corp.	763,000	3,341
	FLEXium Interconnect Inc.	1,155,140	3,272
	King's Town Bank Co. Ltd.	3,419,193	3,254
	Tong Hsing Electronic Industries Ltd.	595,572	3,184
	Kinsus Interconnect Technology Corp.	979,282	3,156
*	United Renewable Energy Co. Ltd.	4,835,129	3,143
	Great Wall Enterprise Co. Ltd.	2,491,686	3,106
	HannStar Display Corp.	8,725,810	3,092
	Gold Circuit Electronics Ltd.	1,166,652	3,088
	King Slide Works Co. Ltd.	233,675	3,032
	Episil Technologies Inc.	1,111,101	2,986
	Asia Vital Components Co. Ltd.	946,337	2,984
	Microbio Co. Ltd.	1,749,310	2,938
	Wisdom Marine Lines Co. Ltd.	1,811,241	2,929
	Taiwan Surface Mounting Technology Corp.	1,125,530	2,846
	Cheng Loong Corp.	3,460,920	2,810
	Shinkong Synthetic Fibers Corp.	5,611,416	2,808
	Goldsun Building Materials Co. Ltd.	3,975,402	2,789
	Fusheng Precision Co. Ltd.	490,000	2,756
*	Nan Kang Rubber Tire Co. Ltd.	2,585,107	2,736
	Mitac Holdings Corp.	3,232,617	2,713
	Wistron NeWeb Corp.	1,044,495	2,708
	WT Microelectronics Co. Ltd.	1,434,377	2,591
	Topco Scientific Co. Ltd.	559,793	2,590
		Shares	Market Value• ($000)
	Elan Microelectronics Corp.	1,024,545	2,572
	Taiwan Hon Chuan Enterprise Co. Ltd.	987,401	2,552
	United Integrated Services Co. Ltd.	557,200	2,501
	Wafer Works Corp.	2,025,363	2,498
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,630,625	2,494
	Via Technologies Inc.	1,262,000	2,492
	Feng Hsin Steel Co. Ltd.	1,427,000	2,489
	Tong Yang Industry Co. Ltd.	1,778,919	2,489
	ITEQ Corp.	1,467,870	2,488
	Sanyang Motor Co. Ltd.	2,186,037	2,459
	Pan Jit International Inc.	1,423,000	2,420
	TXC Corp.	1,016,877	2,400
	Coretronic Corp.	1,501,000	2,323
	Hota Industrial Manufacturing Co. Ltd.	994,317	2,300
	Ardentec Corp.	1,768,851	2,291
*	EirGenix Inc.	726,855	2,287
	Huaku Development Co. Ltd.	851,499	2,274
	AP Memory Technology Corp.	486,154	2,264
	Kinpo Electronics	5,113,196	2,237
	Charoen Pokphand Enterprise	950,400	2,231
	Kenda Rubber Industrial Co. Ltd.	2,354,000	2,229
	Yieh Phui Enterprise Co. Ltd.	5,015,755	2,218
	Far Eastern Department Stores Ltd.	3,855,043	2,152
	USI Corp.	3,427,784	2,149
	TSRC Corp.	2,615,046	2,143
	Sigurd Microelectronics Corp.	1,467,822	2,113
	ChipMOS Technologies Inc.	2,118,494	2,081
	Tainan Spinning Co. Ltd.	4,104,674	2,058
	Standard Foods Taiwan Ltd.	1,709,708	2,049
	Taiwan Semiconductor Co. Ltd.	863,000	2,002
	Clevo Co.	2,097,944	1,999
	Primax Electronics Ltd.	1,185,000	1,985
	TTY Biopharm Co. Ltd.	828,987	1,926
	Sercomm Corp.	820,000	1,916
	Grand Pacific Petrochemical	3,531,928	1,904
	XinTec Inc.	635,000	1,880
	Center Laboratories Inc.	1,385,662	1,871
	Nuvoton Technology Corp.	585,000	1,849
	Chung Hung Steel Corp.	3,011,000	1,835
	China Steel Chemical Corp.	568,853	1,815
	General Interface Solution Holding Ltd.	752,000	1,811
	International CSRC Investment Holdings Co.	3,049,997	1,786

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Farglory Land Development Co. Ltd.	1,065,854	1,759
	Fitipower Integrated Technology Inc.	548,226	1,759
	Merry Electronics Co. Ltd.	713,307	1,738
	O-Bank Co. Ltd.	7,046,000	1,733
	Sitronix Technology Corp.	337,282	1,726
*	Medigen Vaccine Biologics Corp.	850,544	1,697
	Fulgent Sun International Holding Co. Ltd.	401,270	1,696
	Elite Semiconductor Microelectronics Technology Inc.	876,000	1,686
	Grape King Bio Ltd.	445,000	1,676
	Wah Lee Industrial Corp.	673,500	1,675
	Arcadyan Technology Corp.	600,737	1,675
	Andes Technology Corp.	141,000	1,622
	President Securities Corp.	3,513,526	1,595
	Solar Applied Materials Technology Corp.	1,857,691	1,593
	Hotai Finance Co. Ltd.	545,000	1,589
*	TSEC Corp.	1,534,471	1,589
	Chong Hong Construction Co. Ltd.	719,493	1,587
	Getac Holdings Corp.	1,303,000	1,573
	Greatek Electronics Inc.	1,092,000	1,572
	Sporton International Inc.	247,159	1,547
	SDI Corp.	560,000	1,544
	Everlight Electronics Co. Ltd.	1,446,725	1,534
	Lotus Pharmaceutical Co. Ltd.	318,000	1,519
	Brighton-Best International Taiwan Inc.	1,445,000	1,500
	Continental Holdings Corp.	1,732,000	1,497
	FocalTech Systems Co. Ltd.	706,258	1,495
	Chicony Power Technology Co. Ltd.	689,000	1,493
	Evergreen International Storage & Transport Corp.	1,853,502	1,489
	Allied Supreme Corp.	184,000	1,481
	Supreme Electronics Co. Ltd.	1,436,250	1,474
	Cheng Uei Precision Industry Co. Ltd.	1,404,000	1,461
	TCI Co. Ltd.	437,067	1,456
	Raydium Semiconductor Corp.	201,000	1,447
	Sinon Corp.	1,293,000	1,420
	Chang Wah Electromaterials Inc.	1,501,000	1,419
	Foxsemicon Integrated Technology Inc.	274,400	1,416
	ADATA Technology Co. Ltd.	847,915	1,415
	Oriental Union Chemical Corp.	2,704,000	1,414
	Universal Vision Biotechnology Co. Ltd.	183,750	1,405
		Shares	Market Value• ($000)
	Nantex Industry Co. Ltd.	1,337,000	1,403
*	Adimmune Corp.	1,375,343	1,401
	Cleanaway Co. Ltd.	268,000	1,387
	Prince Housing & Development Corp.	4,334,183	1,384
	OptoTech Corp.	1,399,406	1,369
	Century Iron & Steel Industrial Co. Ltd.	574,000	1,368
	Hu Lane Associate Inc.	302,500	1,367
	Gudeng Precision Industrial Co. Ltd.	202,511	1,356
	Kinik Co.	430,000	1,354
	Taiwan Paiho Ltd.	893,183	1,349
*	Taiwan TEA Corp.	2,108,293	1,343
	Shin Zu Shing Co. Ltd.	550,224	1,328
	Holy Stone Enterprise Co. Ltd.	490,769	1,327
	Ton Yi Industrial Corp.	2,580,000	1,326
	Longchen Paper & Packaging Co. Ltd.	2,878,868	1,324
	Test Research Inc.	705,371	1,314
	Formosa International Hotels Corp.	235,841	1,308
	Pan-International Industrial Corp.	1,314,595	1,294
	Ennoconn Corp.	225,432	1,289
	Asia Optical Co. Inc.	723,000	1,282
	TaiDoc Technology Corp.	243,000	1,281
	Pegavision Corp.	146,000	1,275
	Taiwan Mask Corp.	684,540	1,246
*	Asia Pacific Telecom Co. Ltd.	6,322,891	1,241
	Taiwan Sakura Corp.	683,000	1,240
*	Career Technology MFG. Co. Ltd.	1,659,584	1,237
	BES Engineering Corp.	4,974,468	1,232
*	Shihlin Paper Corp.	825,578	1,225
	Asia Polymer Corp.	1,586,151	1,221
*	TaiMed Biologics Inc.	698,000	1,218
	Topkey Corp.	228,000	1,218
	Taiwan Cogeneration Corp.	1,340,903	1,217
	UPC Technology Corp.	3,211,065	1,213
	Shiny Chemical Industrial Co. Ltd.	388,250	1,208
	Gloria Material Technology Corp.	1,364,023	1,200
*	Unitech Printed Circuit Board Corp.	2,209,714	1,196
	Taiwan Union Technology Corp.	878,000	1,192
	Systex Corp.	580,000	1,191
*	UPI Semiconductor Corp.	165,000	1,182
	Holtek Semiconductor Inc.	570,279	1,171
	Jih Sun Financial Holdings Co. Ltd.	3,150,235	1,144
	Innodisk Corp.	223,556	1,143
	AcBel Polytech Inc.	1,329,000	1,133
	Visual Photonics Epitaxy Co. Ltd.	627,455	1,120
	Silicon Integrated Systems Corp.	2,365,508	1,111
	YC INOX Co. Ltd.	1,410,750	1,107
	Cub Elecparts Inc.	256,969	1,106
	Advanced Wireless Semiconductor Co.	578,192	1,105
	Depo Auto Parts Ind Co. Ltd.	531,313	1,093
	Tung Thih Electronic Co. Ltd.	260,000	1,078
		Shares	Market Value• ($000)
	Chang Wah Technology Co. Ltd.	1,190,000	1,068
	Cathay Real Estate Development Co. Ltd.	2,372,000	1,067
	Hung Sheng Construction Ltd.	1,385,620	1,059
	Global Mixed Mode Technology Inc.	264,199	1,053
*	China Man-Made Fiber Corp.	4,370,384	1,047
*	Phihong Technology Co. Ltd.	947,618	1,046
	YungShin Global Holding Corp.	860,697	1,038
	Thinking Electronic Industrial Co. Ltd.	285,000	1,037
	Ta Ya Electric Wire & Cable	2,025,971	1,037
	Gourmet Master Co. Ltd.	340,789	1,035
	Pixart Imaging Inc.	412,920	1,032
	Aten International Co. Ltd.	440,260	1,032
	St. Shine Optical Co. Ltd.	156,419	1,023
	Kindom Development Co. Ltd.	1,354,900	1,012
	Acter Group Corp. Ltd.	344,962	1,006
	Sunplus Technology Co. Ltd.	1,445,000	1,005
	Apex International Co. Ltd.	656,000	1,002
	Shinkong Insurance Co. Ltd.	730,000	997
	Sunny Friend Environmental Technology Co. Ltd.	239,000	997
	Hsin Kuang Steel Co. Ltd.	939,569	994
	Etron Technology Inc.	923,396	992
	Lealea Enterprise Co. Ltd.	3,044,849	981
	Advanced International Multitech Co. Ltd.	337,000	970
	Sampo Corp.	1,329,048	968
	Sinyi Realty Inc.	1,104,465	960
	Unizyx Holding Corp.	1,207,250	959
	Sunonwealth Electric Machine Industry Co. Ltd.	761,000	947
	Kung Long Batteries Industrial Co. Ltd.	224,000	941
	China General Plastics Corp.	1,520,717	931
	Co-Tech Development Corp.	690,000	931
	Chief Telecom Inc.	108,000	931
*	First Steamship Co. Ltd.	3,746,850	929
	Chin-Poon Industrial Co. Ltd.	1,089,072	927
	Orient Semiconductor Electronics Ltd.	1,830,197	917
	Dynapack International Technology Corp.	430,299	912
	RichWave Technology Corp.	307,569	906
	TPK Holding Co. Ltd.	1,023,000	903
	Advanced Ceramic X Corp.	190,000	903
	Posiflex Technology Inc.	253,822	902
	Gemtek Technology Corp.	1,108,115	896
*	Ambassador Hotel	924,000	894

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	China Metal Products	1,076,515	894
	Nichidenbo Corp.	606,000	893
	PharmaEngine Inc.	304,102	893
	AURAS Technology Co. Ltd.	240,000	891
	Xxentria Technology Materials Corp.	504,776	888
	Marketech International Corp.	292,000	882
	Chlitina Holding Ltd.	192,750	881
	Flytech Technology Co. Ltd.	447,845	879
*	Mercuries Life Insurance Co. Ltd.	5,156,905	876
	Hannstar Board Corp.	976,438	869
	Actron Technology Corp.	206,000	862
	Federal Corp.	1,494,505	860
	Chunghwa Precision Test Tech Co. Ltd.	73,000	858
	Mercuries & Associates Holding Ltd.	1,954,968	857
	Wei Chuan Foods Corp.	1,508,835	854
	Chia Hsin Cement Corp.	1,726,000	848
	Namchow Holdings Co. Ltd.	631,000	848
	Adlink Technology Inc.	546,127	846
	LandMark Optoelectronics Corp.	293,600	842
*	RDC Semiconductor Co. Ltd.	195,000	841
	Lung Yen Life Service Corp.	766,000	838
	China Bills Finance Corp.	1,893,000	834
	Taiwan PCB Techvest Co. Ltd.	821,102	830
	D-Link Corp.	1,839,774	828
	ScinoPharm Taiwan Ltd.	1,118,891	825
	Motech Industries Inc.	1,123,928	823
	Ho Tung Chemical Corp.	3,303,362	822
	KMC Kuei Meng International Inc.	188,000	813
	Elite Advanced Laser Corp.	746,607	812
*	Wowprime Corp.	206,761	800
	CyberTAN Technology Inc.	1,181,571	798
	ITE Technology Inc.	432,418	796
*	CSBC Corp. Taiwan	1,721,956	785
	Alpha Networks Inc.	944,599	784
	Soft-World International Corp.	351,520	781
	Bank of Kaohsiung Co. Ltd.	2,048,426	780
	Johnson Health Tech Co. Ltd.	345,283	773
	Gamania Digital Entertainment Co. Ltd.	464,000	772
	Huang Hsiang Construction Corp.	631,051	771
	Everlight Chemical Industrial Corp.	1,390,649	747
	Darfon Electronics Corp.	633,000	742
	Genesys Logic Inc.	286,000	737
	Firich Enterprises Co. Ltd.	942,539	733
		Shares	Market Value• ($000)
	Taiflex Scientific Co. Ltd.	588,594	733
	Weltrend Semiconductor	553,753	729
	Swancor Holding Co. Ltd.	263,000	726
	Anpec Electronics Corp.	222,000	724
	Syncmold Enterprise Corp.	394,750	722
	IEI Integration Corp.	439,716	721
	Formosan Rubber Group Inc.	1,173,089	720
	Sonix Technology Co. Ltd.	505,000	718
	Altek Corp.	679,250	704
	Zeng Hsing Industrial Co. Ltd.	209,000	697
	Quanta Storage Inc.	591,000	692
	CMC Magnetics Corp.	3,438,758	691
	Dimerco Express Corp.	358,792	688
	Bioteque Corp.	207,000	687
	T3EX Global Holdings Corp.	366,000	687
	AmTRAN Technology Co. Ltd.	2,393,126	686
	Chung Hwa Pulp Corp.	1,328,135	685
	Rich Development Co. Ltd.	2,645,000	671
	ASROCK Inc.	219,000	663
	Global Brands Manufacture Ltd.	819,361	654
	VIA Labs Inc.	123,000	644
	Radium Life Tech Co. Ltd.	2,284,910	643
	Amazing Microelectronic Corp.	250,000	638
	Chun Yuan Steel Industry Co. Ltd.	1,358,000	624
*	Shining Building Business Co. Ltd.	2,176,675	612
	Kuo Yang Construction Co. Ltd.	1,099,000	611
	Sincere Navigation Corp.	1,094,970	598
*	Gigastorage Corp.	1,158,742	587
*	Tanvex BioPharma Inc.	634,103	579
*	Li Peng Enterprise Co. Ltd.	2,365,915	568
*	Foresee Pharmaceuticals Co. Ltd.	248,000	564
	91APP Inc.	228,555	563
	Sensortek Technology Corp.	92,000	561
	Kaimei Electronic Corp.	344,800	553
	Taiwan Styrene Monomer	1,435,579	550
	Ultra Chip Inc.	229,000	548
	Dynamic Holding Co. Ltd.	1,071,004	538
	Speed Tech Corp.	345,000	536
	China Chemical & Pharmaceutical Co. Ltd.	852,000	534
*	Elitegroup Computer Systems Co. Ltd.	828,647	526
	PChome Online Inc.	333,082	518
	AGV Products Corp.	1,780,425	511
*	Hong Pu Real Estate Development Co. Ltd.	731,195	499
	KEE TAI Properties Co. Ltd.	1,468,740	496
		Shares	Market Value• ($000)
	HannsTouch Solution Inc.	1,703,329	486
	Lingsen Precision Industries Ltd.	1,209,000	482
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	479
	Taiyen Biotech Co. Ltd.	511,877	476
	FSP Technology Inc.	409,428	469
	Tyntek Corp.	990,250	466
	Rexon Industrial Corp. Ltd.	534,000	466
	Fittech Co. Ltd.	190,647	465
	China Electric Manufacturing Corp.	1,067,980	458
	Ability Enterprise Co. Ltd.	705,099	438
	Savior Lifetec Corp.	865,728	433
	Infortrend Technology Inc.	786,885	420
	Kuo Toong International Co. Ltd.	683,662	410
*	Ritek Corp.	1,890,048	410
	Ichia Technologies Inc.	717,000	396
	TYC Brother Industrial Co. Ltd.	497,710	387
	CHC Healthcare Group	313,727	384
	Yeong Guan Energy Technology Group Co. Ltd.	248,776	383
	L&K Engineering Co. Ltd.	430,000	382
	Rechi Precision Co. Ltd.	735,668	361
	WUS Printed Circuit Co. Ltd.	511,555	359
*	Darwin Precisions Corp.	1,331,000	354
	Egis Technology Inc.	198,000	344
	Senao International Co. Ltd.	365,000	337
*	Medigen Biotechnology Corp.	355,680	328
	Iron Force Industrial Co. Ltd.	149,000	328
*	Brogent Technologies Inc.	96,293	325
	Cyberlink Corp.	116,076	324
	Dyaco International Inc.	293,000	323
	Nidec Chaun-Choung Technology Corp.	103,000	321
	Nan Liu Enterprise Co. Ltd.	148,000	321
	Machvision Inc.	88,157	319
	TA-I Technology Co. Ltd.	238,500	306
*	Li Cheng Enterprise Co. Ltd.	426,892	304
	Toung Loong Textile Manufacturing	355,980	292
	Sheng Yu Steel Co. Ltd.	402,000	290
	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	289
	Basso Industry Corp.	239,000	286
	Test Rite International Co. Ltd.	429,647	269
	Jess-Link Products Co. Ltd.	246,100	268
*	ALI Corp.	475,281	263
*	Gigasolar Materials Corp.	82,922	246
*	Globe Union Industrial Corp.	655,675	241

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tong-Tai Machine & Tool Co. Ltd.	577,429	238
*	Newmax Technology Co. Ltd.	265,000	229
*	Zinwell Corp.	425,099	218
	GeneReach Biotechnology Corp.	129,906	205
*,3	Roo Hsing Co. Ltd.	2,084,000	189
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,3	Unity Opto Technology Co. Ltd.	1,203,000	—
*,3	Xpec Entertainment Inc.	125,457	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			583,276
Thailand (1.7%)
	Thonburi Healthcare Group PCL	3,309,100	5,875
	Tisco Financial Group PCL	1,769,350	4,466
	Kiatnakin Bank PCL	2,124,405	4,080
	JMT Network Services PCL Class F	2,291,423	3,921
[1]	CPN Retail Growth Leasehold REIT	7,779,800	3,780
[1]	Com7 PCL Class F	4,386,100	3,488
	Bangchak Corp. PCL	3,957,800	3,181
[1]	KCE Electronics PCL	2,783,300	3,082
	Ngern Tid Lor PCL	4,476,284	3,064
	Forth Corp. PCL	2,143,900	2,985
[1]	Siam Global House PCL	5,538,746	2,931
	Ramkhamhaeng Hospital PCL	1,974,157	2,880
	Jasmine Broadband Internet Infrastructure Fund Class F	13,730,163	2,870
*	Beyond Securities PCL	7,722,600	2,828
*,1	Central Plaza Hotel PCL	2,054,490	2,747
[1]	Thanachart Capital PCL	2,574,495	2,707
	WHA Corp. PCL	25,801,792	2,672
	Singer Thailand PCL	2,687,900	2,567
[1]	Jay Mart PCL	2,029,000	2,414
[1]	Bangkok Commercial Asset Management PCL (XBKK)	5,739,900	2,307
[1]	CH Karnchang PCL	3,509,800	2,143
[1]	Gunkul Engineering PCL	15,335,983	2,081
	Dhipaya Group Holdings PCL	1,458,100	2,079
	Supalai PCL	3,721,950	2,054
	Vibhavadi Medical Center PCL	27,059,800	2,035
[1]	Esso Thailand PCL	5,107,800	1,950
	Hana Microelectronics PCL	2,060,746	1,890
	CK Power PCL	14,184,031	1,845
	Chularat Hospital PCL Class F	19,133,260	1,780
	Star Petroleum Refining PCL	5,349,700	1,681
[1]	Bangkok Chain Hospital PCL	3,426,148	1,667
[1]	Sansiri PCL	48,198,200	1,660
[1]	Mega Lifesciences PCL	1,360,400	1,583
[1]	Dohome PCL (XBKK)	4,628,100	1,568
		Shares	Market Value• ($000)
[1]	TOA Paint Thailand PCL	1,868,000	1,548
	TPI Polene PCL	33,191,600	1,544
[1]	VGI PCL	16,119,661	1,544
*	Jasmine Technology Solution PCL	1,188,600	1,507
	AP Thailand PCL	5,797,456	1,494
	Amata Corp. PCL	2,895,597	1,485
[1]	Sri Trang Agro-Industry PCL	2,924,123	1,478
	AEON Thana Sinsap Thailand PCL	343,700	1,477
	Thailand Future Fund	7,495,000	1,448
[1]	Sino-Thai Engineering & Construction PCL	4,484,615	1,382
[1]	Thai Vegetable Oil PCL	1,715,010	1,283
[1]	Quality Houses PCL	22,402,133	1,271
	BTS Rail Mass Transit Growth Infrastructure Fund Class F	11,578,476	1,205
[1]	Thoresen Thai Agencies PCL	5,739,841	1,135
	Tipco Asphalt PCL	2,394,300	1,076
*,1	Plan B Media Pcl Class F	5,705,972	1,059
*	STARK Corp. PCL	12,454,200	1,048
[1]	TTW PCL	4,580,300	1,045
	Thaifoods Group PCL Class F	7,088,700	1,045
*,1	Bangkok Airways PCL	2,850,900	1,012
*,1	Jasmine International PCL	15,223,288	969
[1]	Bangkok Land PCL	36,507,200	969
	TQM Corp. PCL	977,300	965
[1]	Ratchthani Leasing PCL	7,699,250	907
[1]	Banpu Power PCL	2,314,100	907
*	Central Plaza Hotel PCL NVDR	670,400	896
[1]	BEC World PCL	3,418,100	866
	MK Restaurants Group PCL	560,100	859
	Super Energy Corp. PCL	44,967,100	828
	Major Cineplex Group PCL	1,702,844	815
	GFPT PCL	2,027,500	783
[1]	TPI Polene Power PCL	8,314,100	734
	Thaicom PCL	2,413,540	729
	MBK PCL	1,464,876	724
	PTG Energy PCL	1,922,507	703
*	Kerry Express Thailand PCL	1,519,400	703
[1]	Pruksa Holding PCL	2,202,900	696
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	3,786,000	672
*,1	U City PCL Class F	15,504,548	657
[1]	BCPG PCL	2,569,637	645
*,1	Italian-Thai Development PCL	11,390,210	578
[1]	Tisco Financial Group PCL NDVR	225,450	569
	SPCG PCL	1,561,900	563
	AP Thailand PCL NVDR	2,127,300	548
[1]	LPN Development PCL	5,027,811	547
[1]	Workpoint Entertainment PCL	1,010,000	481
	Origin Property PCL Class F	1,778,650	477
	Taokaenoi Food & Marketing PCL Class F	2,339,100	430
[1]	Precious Shipping PCL	1,234,000	427
		Shares	Market Value• ($000)
[1]	Precious Shipping pcl NVDR	1,095,000	379
*,1	Samart Corp. PCL	1,963,421	294
	Supalai pcl NVDR	518,650	286
	Pruksa Real Estate PCL	1,063,290	251
*	Unique Engineering & Construction PCL	1,936,200	228
	VGI PCL NVDR	2,351,570	225
*,3	Thai Airways International PCL	3,045,000	204
	IMPACT Growth REIT	536,860	169
	Sino-Thai Engineering & Construction PCL NVDR	423,000	130
*,1	Italian-Thai Development PCL NVDR	2,448,500	124
[1]	TTW PCL NVDR	490,400	112
*,3	Singer Thailand PCL Rights Exp. 11/25/22	1,876,239	88
*	VGI PCL Warrants Exp. 5/23/27 (XBKK)	4,948,352	22
*	VGI PCL Warrants Exp. 5/23/27	542,670	2
			140,108
Turkey (0.2%)
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	3,969,529	1,634
	Bera Holding A/S	1,121,349	1,381
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	252,710	1,184
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	916,215	1,163
*	NET Holding A/S	949,838	741
	Logo Yazilim Sanayi Ve Ticaret A/S	261,021	737
	Tat Gida Sanayi A/S	479,856	730
	Cimsa Cimento Sanayi VE Ticaret A/S	166,106	684
*	Turkiye Sinai Kalkinma Bankasi A/S	3,893,103	630
*	Sekerbank Turk A/S	4,561,578	498
	Kervan Gida Sanayi Ve Ticaret A/S	486,356	488
*	Ulker Biskuvi Sanayi A/S	342,702	484
*	Zorlu Enerji Elektrik Uretim A/S	1,906,470	484
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	314,777	463
*	Albaraka Turk Katilim Bankasi A/S	3,557,069	438
	Kartonsan Karton Sanayi ve Ticaret A/S	85,173	426
	Polisan Holding A/S	796,121	419
*	Is Finansal Kiralama A/S	888,308	406
*	Konya Cimento Sanayii A/S	2,641	342
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	302,098	329
	Akcansa Cimento A/S	122,435	289
*	Aksigorta A/S	623,878	87
*	Aksigorta As Rights Exp. 11/10/22	623,878	86
*	Hektas Ticaret TAS	1	—
*,3	Asya Katilim Bankasi A/S	975,452	—
			14,123

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
United Arab Emirates (0.1%)
	GFH Financial Group BSC	12,280,264	2,975
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	3,726,467	2,779
	Sharjah Islamic Bank	4,286,001	2,287
*	RAK Properties PJSC	3,464,889	698
*,3	Arabtec Holding PJSC	2,033,180	293
*,3	Drake & Scull International PJSC	1,238,097	125
			9,157
United Kingdom (9.1%)
	Beazley plc	2,179,719	15,633
	Spectris plc	398,003	13,794
	IG Group Holdings plc	1,432,508	13,066
	Diploma plc	439,288	12,495
	Investec plc	2,379,074	11,923
	Man Group plc	4,677,089	11,635
	Inchcape plc	1,362,603	11,624
	Harbour Energy plc	2,670,608	11,590
	Tritax Big Box REIT plc	6,927,424	11,139
	Rotork plc	3,098,296	9,081
	Games Workshop Group plc	120,494	8,845
	Drax Group plc	1,441,812	8,610
*	Marks & Spencer Group plc	7,077,851	8,572
	QinetiQ Group plc	2,032,928	8,379
	Greggs plc	361,350	8,377
*	Indivior plc	441,306	8,359
	Energean plc	492,629	8,097
	Britvic plc	967,810	8,083
	Mediclinic International plc	1,420,690	8,082
	Serco Group plc	4,286,486	8,017
	Big Yellow Group plc	614,315	7,905
	Balfour Beatty plc	2,286,008	7,832
	Safestore Holdings plc	745,425	7,723
	LXI REIT plc	5,449,541	7,608
	Micro Focus International plc	1,267,659	7,559
*,2	Watches of Switzerland Group plc	832,838	7,426
	LondonMetric Property plc	3,446,966	7,392
	Plus500 Ltd.	345,037	7,138
	Hays plc	5,618,730	7,084
*	Oxford Nanopore Technologies plc	2,324,657	7,003
	Virgin Money UK plc	4,488,462	6,996
	Genus plc	239,260	6,992
	Travis Perkins plc	737,465	6,951
	Grainger plc	2,651,244	6,893
	Assura plc	10,571,874	6,774
*	Playtech plc	1,114,151	6,620
*	SSP Group plc	2,834,952	6,592
	Cranswick plc	192,850	6,584
	Spirent Communications plc	2,189,615	6,500
	OSB Group plc	1,362,602	6,494
	Euromoney Institutional Investor plc	387,268	6,431
*,2	Network International Holdings plc	1,702,085	6,374
*,2	Trainline plc	1,664,852	6,336
	Grafton Group plc	791,362	6,265
	Close Brothers Group plc	550,356	6,200
*	WH Smith plc	455,431	6,157
		Shares	Market Value• ($000)
	Primary Health Properties plc	4,736,083	6,034
	TP ICAP Group plc	2,827,651	5,964
	Softcat plc	459,818	5,908
	Great Portland Estates plc	994,256	5,861
	Future plc	417,510	5,851
	Victrex plc	306,375	5,819
	Telecom Plus plc	239,198	5,815
	Computacenter plc	279,511	5,799
	Pets at Home Group plc	1,723,040	5,697
[1]	Vistry Group plc	795,898	5,507
	Pagegroup plc	1,129,613	5,449
[2]	Quilter plc	4,908,299	5,441
*	Carnival plc	660,099	5,245
	Lancashire Holdings Ltd.	905,267	5,138
*	Darktrace plc	1,250,499	5,119
	Supermarket Income REIT plc	4,338,827	5,101
*	Frasers Group plc	637,842	4,733
	Rathbones Group plc	218,708	4,701
	Savills plc	481,043	4,545
*,2	Deliveroo plc Class A	4,528,365	4,535
	Paragon Banking Group plc	918,944	4,496
*,2	Countryside Partnerships plc	1,834,687	4,470
	Shaftesbury plc	1,004,929	4,220
	Oxford Instruments plc	192,446	4,209
	Domino's Pizza Group plc	1,609,181	4,162
*	John Wood Group plc	2,543,716	4,090
	Mitie Group plc	4,952,950	4,066
	Dunelm Group plc	407,429	4,044
	Ashmore Group plc	1,705,235	4,038
*	IWG plc	2,654,255	4,012
	Centamin plc	3,925,239	3,990
	Moneysupermarket.com Group plc	1,887,120	3,970
	Redrow plc	823,136	3,961
	Diversified Energy Co. plc	2,742,723	3,960
*	Helios Towers plc	2,745,243	3,944
	AJ Bell plc	1,048,480	3,900
*	National Express Group plc	1,994,082	3,866
	Bodycote plc	677,549	3,854
*	S4 Capital plc	1,889,281	3,806
[2]	Biffa plc	801,880	3,774
[2]	JTC plc	468,836	3,772
	Coats Group plc	5,198,030	3,606
	Ninety One plc	1,515,268	3,524
	Chemring Group plc	1,015,588	3,521
[1]	Hammerson plc	15,978,770	3,503
*	Ascential plc	1,553,533	3,422
	Capital & Counties Properties plc	2,767,272	3,394
	Redde Northgate plc	886,694	3,391
*	Capricorn Energy plc	1,183,364	3,361
	Bank of Georgia Group plc	136,014	3,319
	Sirius Real Estate Ltd.	4,026,346	3,257
	Hill & Smith Holdings plc	287,227	3,247
	Firstgroup plc	2,656,258	3,189
	IntegraFin Holdings plc	1,100,832	3,176
	Premier Foods plc	2,655,191	3,156
	Kainos Group plc	215,223	3,056
	Vesuvius plc	749,623	2,912
*	Babcock International Group plc	919,658	2,905
		Shares	Market Value• ($000)
	Morgan Advanced Materials plc	1,024,017	2,885
	Clarkson plc	89,638	2,837
	Essentra plc	1,081,795	2,785
	TBC Bank Group plc	128,162	2,767
	Currys plc	3,609,474	2,696
	NCC Group plc	1,167,079	2,669
*	C&C Group plc	1,422,083	2,668
*	Auction Technology Group plc	311,235	2,664
	Home REIT plc	2,645,040	2,551
	Morgan Sindall Group plc	144,475	2,549
	Workspace Group plc	543,516	2,548
*,2	Spire Healthcare Group plc	1,022,317	2,540
[2]	Ibstock plc	1,399,796	2,496
*,1	Tullow Oil plc	5,297,896	2,462
	Just Group plc	3,684,989	2,448
	Genuit Group plc	830,361	2,427
	Marshalls plc	826,284	2,391
	Volution Group plc	669,760	2,371
	IP Group plc	3,498,504	2,358
[2]	Petershill Partners plc	1,027,905	2,333
	Liontrust Asset Management plc	234,479	2,297
	Senior plc	1,515,406	2,261
	FDM Group Holdings plc	309,334	2,232
[2]	Bridgepoint Group plc (Registered)	971,306	2,220
*	Elementis plc	2,078,511	2,197
	Rhi Magnesita NV	102,483	2,178
	Bytes Technology Group plc (XLON)	524,252	2,159
*	Molten Ventures plc	583,237	2,138
	Crest Nicholson Holdings plc	879,125	2,038
	Picton Property Income Ltd.	2,009,749	1,982
[2]	ContourGlobal plc	682,753	1,976
*,1	THG plc Class B	3,196,033	1,949
*,2	Wizz Air Holdings plc	97,348	1,908
	UK Commercial Property REIT Ltd.	2,686,029	1,881
	Jupiter Fund Management plc	1,573,756	1,872
	Keller Group plc	258,442	1,860
*	Petrofac Ltd. (XLON)	1,505,419	1,859
	BMO Commercial Property Trust Ltd.	1,901,721	1,822
	Synthomer plc	1,398,715	1,810
[2]	TI Fluid Systems plc Class B	1,115,735	1,772
	Hilton Food Group plc	250,818	1,758
	Provident Financial plc	926,295	1,736
*,2	Aston Martin Lagonda Global Holdings plc	1,376,837	1,664
*	J D Wetherspoon plc	313,899	1,629
	Halfords Group plc	787,144	1,589
	PZ Cussons plc	683,343	1,567
*	Capita plc	5,606,533	1,560
	AG Barr plc	295,150	1,521
*	Greencore Group plc	1,907,702	1,469
*	ASOS plc	226,192	1,456
*	Moonpig Group plc	925,803	1,455
*	PureTech Health plc	528,571	1,403
	Helical plc	365,614	1,383
*,2	Trustpilot Group plc	1,101,875	1,370
	Wickes Group plc	935,465	1,362
	888 Holdings plc	1,230,130	1,309
*	Mitchells & Butlers plc	942,208	1,256
	Avon Protection plc	104,320	1,243

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Ferrexpo plc	1,055,941	1,238
	Devro plc	585,311	1,201
	XP Power Ltd.	57,545	1,157
[2]	CMC Markets plc	398,002	1,120
*	Restaurant Group plc	2,787,196	1,016
	Bytes Technology Group plc	236,220	1,003
*	Alphawave IP Group plc	741,490	959
*	Marston's plc	2,388,858	957
*	Oxford Biomedica plc	245,425	908
	CLS Holdings plc	546,560	897
*	SIG plc	2,362,092	845
*,1	AO World plc	1,463,656	751
	Hochschild Mining plc	1,078,021	659
[2]	Alfa Financial Software Holdings plc	326,255	565
[2]	Bakkavor Group plc	532,913	556
*	Rank Group plc	759,962	457
*,2,3	Finablr plc	496,892	—
*,3	Carillion plc	961,048	—
			766,910
Total Common Stocks (Cost $10,394,883)			8,348,330
		Shares	Market Value• ($000)
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[4,5]	Vanguard Market Liquidity Fund, 3.117% (Cost $397,850)	3,980,108	397,931
Total Investments (103.8%) (Cost $10,792,733)			8,746,261
Other Assets and Liabilities—Net (-3.8%)			(324,183)
Net Assets (100%)			8,422,078
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $336,879,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $360,193,000, representing 4.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $370,765,000 was received for securities on loan, of which $368,659,000 is held in Vanguard Market Liquidity Fund and $2,106,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	134	12,415	423
MSCI EAFE Index	December 2022	418	36,698	(1,197)
MSCI Emerging Markets Index	December 2022	425	18,139	(1,186)
S&P TSX 60 Index	December 2022	53	9,163	(119)
				(2,079)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	12/21/22	CAD	13,423	USD	10,158	—	(298)
Bank of America, N.A.	12/21/22	INR	330,310	USD	4,101	—	(128)
Goldman Sachs International	12/21/22	JPY	1,134,194	USD	7,683	—	(2)
Bank of Montreal	12/21/22	USD	6,426	AUD	9,478	353	—
Bank of America, N.A.	12/21/22	USD	4,747	CAD	6,473	—	(7)
Bank of America, N.A.	12/21/22	USD	1,196	CHF	1,166	24	—
Bank of Montreal	12/21/22	USD	9,825	EUR	9,849	48	—
Bank of America, N.A.	12/21/22	USD	3,657	GBP	3,163	22	—
State Street Bank & Trust Co.	12/21/22	USD	11,108	JPY	1,590,010	341	—

FTSE All-World ex-US Small-Cap Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Bank of Montreal	12/21/22	USD	6,846	JPY	965,395	309	—
BNP Paribas	12/21/22	USD	8,039	TWD	247,525	323	—
						1,420	(435)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $794,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,394,883)	8,348,330
Affiliated Issuers (Cost $397,850)	397,931
Total Investments in Securities	8,746,261
Investment in Vanguard	326
Cash	18,487
Cash Collateral Pledged—Futures Contracts	4,700
Foreign Currency, at Value (Cost $16,027)	15,521
Receivables for Investment Securities Sold	1,297
Receivables for Accrued Income	27,988
Receivables for Capital Shares Issued	685
Unrealized Appreciation—Forward Currency Contracts	1,420
Total Assets	8,816,685
Liabilities
Payables for Investment Securities Purchased	18,736
Collateral for Securities on Loan	370,765
Payables for Capital Shares Redeemed	309
Payables to Vanguard	503
Variation Margin Payable—Futures Contracts	599
Unrealized Depreciation—Forward Currency Contracts	435
Deferred Foreign Capital Gains Taxes	3,260
Total Liabilities	394,607
Net Assets	8,422,078
1 Includes $336,879 of securities on loan.
At October 31, 2022, net assets consisted of:

Paid-in Capital	10,560,334
Total Distributable Earnings (Loss)	(2,138,256)
Net Assets	8,422,078

ETF Shares—Net Assets
Applicable to 71,698,625 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,881,683
Net Asset Value Per Share—ETF Shares	$95.98

Admiral Shares—Net Assets
Applicable to 49,562,116 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,174,368
Net Asset Value Per Share—Admiral Shares	$23.69

Institutional Shares—Net Assets
Applicable to 1,995,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	366,027
Net Asset Value Per Share—Institutional Shares	$183.43

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Dividends[1]	272,416
Interest[2]	423
Securities Lending—Net	11,983
Total Income	284,822
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,032
Management and Administrative— ETF Shares	2,811
Management and Administrative— Admiral Shares	1,758
Management and Administrative— Institutional Shares	300
Marketing and Distribution— ETF Shares	358
Marketing and Distribution— Admiral Shares	77
Marketing and Distribution— Institutional Shares	17
Custodian Fees	1,413
Auditing Fees	38
Shareholders’ Reports—ETF Shares	595
Shareholders’ Reports—Admiral Shares	36
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Other Expenses	324
Total Expenses	8,763
Expenses Paid Indirectly	(21)
Net Expenses	8,742
Net Investment Income	276,080
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	143,661
Futures Contracts	(28,691)
Forward Currency Contracts	7,076
Foreign Currencies	(10,227)
Realized Net Gain (Loss)	111,819
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	(3,762,184)
Futures Contracts	(2,190)
Forward Currency Contracts	399
Foreign Currencies	(1,399)
Change in Unrealized Appreciation (Depreciation)	(3,765,374)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,377,475)

1	Dividends are net of foreign withholding taxes of $33,796,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $385,000, ($108,000), $2,000, and $62,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $7,585,000.
4	Includes $179,906,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($9,506,000).

Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	276,080	208,699
Realized Net Gain (Loss)	111,819	284,018
Change in Unrealized Appreciation (Depreciation)	(3,765,374)	2,057,706
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,377,475)	2,550,423
Distributions
ETF Shares	(221,750)	(175,182)
Admiral Shares	(34,781)	(33,891)
Institutional Shares	(8,913)	(8,930)
Total Distributions	(265,444)	(218,003)
Capital Share Transactions
ETF Shares	(51,783)	3,273,463
Admiral Shares	91,571	90,043
Institutional Shares	104,477	42,985
Net Increase (Decrease) from Capital Share Transactions	144,265	3,406,491
Total Increase (Decrease)	(3,498,654)	5,738,911
Net Assets
Beginning of Period	11,920,732	6,181,821
End of Period	8,422,078	11,920,732

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$137.63	$102.74	$105.96	$100.93	$116.30
Investment Operations
Net Investment Income[1]	3.157	2.770	2.177	2.871	3.019
Net Realized and Unrealized Gain (Loss) on Investments	(41.764)	35.250	(2.905)	5.156	(15.269)
Total from Investment Operations	(38.607)	38.020	(.728)	8.027	(12.250)
Distributions
Dividends from Net Investment Income	(3.043)	(3.130)	(2.492)	(2.997)	(3.120)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.043)	(3.130)	(2.492)	(2.997)	(3.120)
Net Asset Value, End of Period	$95.98	$137.63	$102.74	$105.96	$100.93
Total Return	-28.52%	37.35%	-0.81%	8.28%	-10.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,882	$9,941	$4,814	$5,400	$5,009
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.10%	2.17%	2.80%	2.60%
Portfolio Turnover Rate[3]	18%	17%	22%	17%	15%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,			February 7, 2019[1] to October 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$33.98	$25.37	$26.16	$25.00
Investment Operations
Net Investment Income[2]	.758	.626	.524	.572
Net Realized and Unrealized Gain (Loss) on Investments	(10.319)	8.739	(.711)	.935
Total from Investment Operations	(9.561)	9.365	(.187)	1.507
Distributions
Dividends from Net Investment Income	(.729)	(.755)	(.603)	(.347)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.729)	(.755)	(.603)	(.347)
Net Asset Value, End of Period	$23.69	$33.98	$25.37	$26.16
Total Return[3]	-28.61%	37.22%	-0.84%	6.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,174	$1,585	$1,110	$981
Ratio of Total Expenses to Average Net Assets	0.16%[4]	0.16%	0.16%	0.16%[5]
Ratio of Net Investment Income to Average Net Assets	2.65%	1.94%	2.12%	3.07%[5]
Portfolio Turnover Rate[6]	18%	17%	22%	17%[7]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$262.99	$196.33	$202.46	$192.87	$222.24
Investment Operations
Net Investment Income[1]	6.071	4.974	4.111	5.500	5.748
Net Realized and Unrealized Gain (Loss) on Investments	(79.906)	67.622	(5.479)	9.824	(29.138)
Total from Investment Operations	(73.835)	72.596	(1.368)	15.324	(23.390)
Distributions
Dividends from Net Investment Income	(5.725)	(5.936)	(4.762)	(5.734)	(5.980)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.725)	(5.936)	(4.762)	(5.734)	(5.980)
Net Asset Value, End of Period	$183.43	$262.99	$196.33	$202.46	$192.87
Total Return	-28.55%	37.29%	-0.81%	8.26%	-10.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$366	$395	$258	$242	$203
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.76%	1.99%	2.13%	2.81%	2.61%
Portfolio Turnover Rate[3]	18%	17%	22%	17%	15%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

FTSE All-World ex-US Small-Cap Index Fund
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the

FTSE All-World ex-US Small-Cap Index Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $326,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $21,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

FTSE All-World ex-US Small-Cap Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,594,544	11,725	—	1,606,269
Common Stocks—Other	37,441	6,691,181	13,439	6,742,061
Temporary Cash Investments	397,931	—	—	397,931
Total	2,029,916	6,702,906	13,439	8,746,261
Derivative Financial Instruments
Assets
Futures Contracts[1]	423	—	—	423
Forward Currency Contracts	—	1,420	—	1,420
Total	423	1,420	—	1,843
Liabilities
Futures Contracts[1]	2,502	—	—	2,502
Forward Currency Contracts	—	435	—	435
Total	2,502	435	—	2,937
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	423	—	423
Unrealized Appreciation—Forward Currency Contracts	—	1,420	1,420
Total Assets	423	1,420	1,843

Unrealized Depreciation—Futures Contracts[1]	2,502	—	2,502
Unrealized Depreciation—Forward Currency Contracts	—	435	435
Total Liabilities	2,502	435	2,937
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(28,691)	—	(28,691)
Forward Currency Contracts	—	7,076	7,076
Realized Net Gain (Loss) on Derivatives	(28,691)	7,076	(21,615)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(2,190)	—	(2,190)
Forward Currency Contracts	—	399	399
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,190)	399	(1,791)

FTSE All-World ex-US Small-Cap Index Fund
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	164,858
Total Distributable Earnings (Loss)	(164,858)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	132,691
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(133,509)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(2,139,187)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	265,444	218,003
Long-Term Capital Gains	—	—
Total	265,444	218,003
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,880,740
Gross Unrealized Appreciation	835,630
Gross Unrealized Depreciation	(2,969,905)
Net Unrealized Appreciation (Depreciation)	(2,134,275)
G.	During the year ended October 31, 2022, the fund purchased $2,631,207,000 of investment securities and sold $2,341,655,000 of investment securities, other than temporary cash investments. Purchases and sales include $435,130,000 and $568,589,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	673,248	5,673	3,295,921	25,570
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(725,031)	(6,200)	(22,458)	(200)
Net Increase (Decrease)—ETF Shares	(51,783)	(527)	3,273,463	25,370

FTSE All-World ex-US Small-Cap Index Fund
	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	356,838	12,315	340,644	10,647
Issued in Lieu of Cash Distributions	28,773	945	28,511	920
Redeemed	(294,040)	(10,348)	(279,112)	(8,662)
Net Increase (Decrease)—Admiral Shares	91,571	2,912	90,043	2,905
Institutional Shares
Issued	202,970	949	157,920	642
Issued in Lieu of Cash Distributions	8,566	37	8,704	36
Redeemed	(107,059)	(493)	(123,639)	(490)
Net Increase (Decrease)—Institutional Shares	104,477	493	42,985	188
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022 including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund
The fund hereby designates $1,160,726,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $491,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $1,725,502,000 and foreign taxes paid of $131,097,000, or if subsequently determined to be different, the maximum amounts allowable by law. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.

Tax information (unaudited) for Vanguard FTSE All-World Ex-US Small-Cap Index Fund
The fund hereby designates $131,012,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $127,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $305,081,000 and foreign taxes paid of $40,139,000, or if subsequently determined to be different, the maximum amounts allowable by law. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health
Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q7700 122022

Annual Report   |   October 31, 2022
Vanguard Global ex-U.S. Real Estate Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. For the period, Vanguard Global ex-U.S. Real Estate Index Fund returned –31.15% for ETF Shares (based on net asset value), –31.39% for Admiral Shares, and –31.44% for Institutional Shares. The fund’s benchmark returned –31.36%.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by many central banks to bring inflation back in check and increased fears of a recession.
•	The rising interest rate environment held back the performance of real estate investment trusts (REITs) as well as real estate management and development companies.
•	By region, the Pacific region and Europe were the biggest laggards. Emerging markets, North America, and the Middle East held up better.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%

Fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares. The fees do not apply to the ETF shares.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$765.40	$0.53
Admiral™ Shares	1,000.00	766.10	0.53
Institutional Shares	1,000.00	765.50	0.49
Based on Hypothetical 5% Yearly Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.61
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.65	0.56
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Global ex-U.S. Real Estate Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Global ex-U.S. Real Estate Index Fund ETF Shares Net Asset Value	-31.15%	-4.65%	0.87%	$10,902
Global ex-U.S. Real Estate Index Fund ETF Shares Market Price	-31.24	-4.72	0.81	10,840
S&P Global ex-U.S. Property Index	-31.36	-4.97	0.51	10,519
MSCI All Country World Index ex USA	-24.73	-0.60	3.27	13,796

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Global ex-U.S. Real Estate Index Fund Admiral Shares	-31.39%	-4.70%	0.85%	$10,882
S&P Global ex-U.S. Property Index	-31.36	-4.97	0.51	10,519

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.
4

Global ex-U.S. Real Estate Index Fund
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Global ex-U.S. Real Estate Index Fund Institutional Shares	-31.44%	-4.72%	0.85%	$5,442,605
S&P Global ex-U.S. Property Index	-31.36	-4.97	0.51	5,259,450
Cumulative Returns of ETF Shares: October 31, 2012, Through October 31, 2022
	One Year	Five Years	Ten Years
Global ex-U.S. Real Estate Index Fund ETF Shares Market Price	-31.24%	-21.48%	8.40%
Global ex-U.S. Real Estate Index Fund ETF Shares Net Asset Value	-31.15	-21.17	9.02
S&P Global ex-U.S. Property Index	-31.36	-22.49	5.19
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares.
5

Global ex-U.S. Real Estate Index Fund
Fund Allocation
As of October 31, 2022
Japan	24.5%
Australia	10.5
Hong Kong	9.4
United Kingdom	7.7
Singapore	6.8
China	5.8
Germany	3.6
Canada	3.2
Sweden	3.1
France	2.6
Israel	2.3
Switzerland	2.0
India	2.0
Belgium	1.8
United Arab Emirates	1.6
South Africa	1.5
Philippines	1.4
Taiwan	1.2
Mexico	1.2
Thailand	1.1
Saudi Arabia	1.0
Other	5.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Global ex-U.S. Real Estate Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Australia (10.5%)
	Goodman Group	8,139,117	88,559
	Scentre Group	24,845,428	46,238
	Stockland	11,406,069	26,281
	Dexus (XASX)	5,149,923	25,663
	GPT Group	9,170,929	25,344
	Mirvac Group	18,889,216	25,028
	Vicinity Centres	18,536,350	23,109
	Charter Hall Group	2,265,117	18,802
	Lendlease Corp. Ltd.	3,290,621	18,298
	Shopping Centres Australasia Property Group	5,352,565	9,323
	Charter Hall Long Wale REIT	3,115,829	8,688
	National Storage REIT	5,154,946	8,626
	Charter Hall Retail REIT	2,476,957	6,378
	HomeCo Daily Needs REIT	7,429,145	6,079
	BWP Trust	2,304,191	6,027
	Waypoint REIT Ltd.	3,403,170	5,942
	Lifestyle Communities Ltd.	465,951	5,231
	Centuria Industrial REIT	2,580,860	5,015
	Ingenia Communities Group	1,758,269	4,412
	Arena REIT	1,663,013	4,188
	Centuria Capital Group	3,320,603	3,578
[1]	Charter Hall Social Infrastructure REIT	1,588,963	3,529
	Abacus Property Group	1,966,895	3,526
	Cromwell Property Group	6,736,349	3,021
	Rural Funds Group	1,838,893	3,000
	Growthpoint Properties Australia Ltd.	1,404,836	2,991
	Home Consortium Ltd.	933,323	2,853
	Centuria Office REIT	2,060,667	1,985
	Hotel Property Investments	932,712	1,853
	Dexus Industria REIT	1,004,705	1,703
	GDI Property Group	2,370,647	1,197
[1]	HealthCo REIT	1,247,312	1,126
[1]	Ram Essential Services Prope	1,737,657	819
	Cedar Woods Properties Ltd.	305,114	771
			399,183
		Shares	Market Value• ($000)
Austria (0.3%)
	CA Immobilien Anlagen AG	218,743	6,909
	S IMMO AG (XWBO)	101,831	2,290
*,1	IMMOFINANZ AG	152,965	1,803
*,2	S IMMO AG Rights Exp. 8/11/23	103,034	—
			11,002
Belgium (1.8%)
	Warehouses De Pauw CVA	677,266	17,383
	Aedifica SA	190,241	14,508
	Cofinimmo SA	143,981	11,941
	Shurgard Self Storage SA	118,551	5,162
	Montea NV	58,961	4,022
	VGP NV	50,219	3,808
	Retail Estates NV	53,863	3,172
	Xior Student Housing NV	98,943	2,779
	Intervest Offices & Warehouses NV	114,086	2,473
[1]	Care Property Invest NV	132,320	2,150
	Immobel SA	19,917	815
			68,213
Brazil (0.7%)
	BR Malls Participacoes SA	3,345,171	6,573
	Multiplan Empreendimentos Imobiliarios SA	1,277,988	6,522
	Iguatemi SA (BVMF)	975,995	4,142
	Aliansce Sonae Shopping Centers SA	653,441	2,749
	JHSF Participacoes SA	1,468,001	2,086
	LOG Commercial Properties e Participacoes SA	202,469	892
	Terra Santa Propriedades Agricolas SA	153,096	887
	BR Properties SA	638,965	768
	Lavvi Empreendimentos Imobiliarios Ltda	404,659	496
*	Iguatemi SA Pref Preference	118,065	215
7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[3]	Mitre Realty Empreendimentos E Participacoes LTDA	11,500	12
	Iguatemi SA	60	—
			25,342
Canada (3.2%)
	Canadian Apartment Properties REIT	404,692	12,533
	Tricon Capital Group Inc.	1,306,233	11,007
	RioCan REIT	711,834	10,142
	Granite REIT	152,874	7,812
[1]	Choice Properties REIT	769,317	7,392
[1]	SmartCentres REIT	338,823	6,640
	First Capital REIT	502,059	5,841
	Allied Properties REIT	300,270	5,817
	Summit Industrial Income REIT	443,315	5,665
[1]	H&R REIT	625,567	5,147
	Dream Industrial REIT	596,347	4,793
[1]	NorthWest Healthcare Properties REIT	558,401	4,402
[1]	Boardwalk REIT	108,088	3,846
[1]	Killam Apartment REIT	272,883	3,163
[1]	CT REIT	250,763	2,853
[1]	InterRent REIT	330,374	2,782
[1]	Crombie REIT	246,430	2,697
	Primaris REIT	236,289	2,433
[1]	DREAM Unlimited Corp. Class A	107,765	1,966
[1]	Artis REIT	271,287	1,902
	Morguard Corp.	20,823	1,712
[1]	Slate Grocery REIT	135,252	1,406
[1]	Dream Office REIT	110,090	1,245
	BSR REIT	87,821	1,238
[1]	Morguard North American Residential REIT	90,641	1,058
[1]	True North Commercial REIT	212,327	962
[1,3]	Minto Apartment REIT	91,209	893
[1]	Nexus Industrial REIT	136,577	888
[1]	Automotive Properties REIT	90,739	794
[1]	Slate Office REIT	186,323	636
[1]	PRO REIT	137,891	593
[1]	BTB REIT	195,711	481
[1]	European Residential REIT	201,601	416
[1]	Inovalis REIT	70,190	219
			121,374
Chile (0.2%)
	Parque Arauco SA	3,265,872	2,767
	Cencosud Shopping SA	2,293,281	2,506
	Plaza SA	1,407,640	1,205
			6,478
China (5.8%)
	China Resources Land Ltd.	13,640,446	42,678
	China Overseas Land & Investment Ltd.	17,803,710	34,021
	Wharf Holdings Ltd.	5,852,652	16,759
	China Vanke Co. Ltd. Class H	8,777,783	11,265
[3]	Longfor Group Holdings Ltd.	7,856,508	10,011
		Shares	Market Value• ($000)
	Poly Developments and Holdings Group Co. Ltd. Class A	4,600,385	8,741
	China Vanke Co. Ltd. Class A	3,961,510	7,343
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,974,137	5,362
	Yuexiu Property Co. Ltd.	5,933,218	5,063
[1]	Country Garden Holdings Co.	36,222,163	4,669
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,309,708	3,948
	C&D International Investment Group Ltd.	2,513,000	3,899
	Greentown China Holdings Ltd.	3,739,314	3,568
	China Jinmao Holdings Group Ltd.	25,521,054	3,381
[1]	Hopson Development Holdings Ltd.	3,504,378	2,809
	Gemdale Corp. Class A	1,735,761	1,868
	Yuexiu REIT	10,739,576	1,847
	China Overseas Grand Oceans Group Ltd.	6,359,079	1,796
*	Seazen Holdings Co. Ltd. Class A	863,953	1,564
	Shui On Land Ltd.	17,012,538	1,560
	Shenzhen Investment Ltd.	11,098,201	1,512
	Poly Property Group Co. Ltd.	9,511,048	1,490
	Gemdale Properties & Investment Corp. Ltd.	27,160,000	1,488
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,184,718	1,455
*,1,2	China Evergrande Group	8,834,921	1,393
*	SOHO China Ltd.	9,062,545	1,329
[1]	Agile Group Holdings Ltd.	6,903,409	1,313
[1]	Radiance Holdings Group Co. Ltd.	3,112,000	1,286
*,1	Seazen Group Ltd.	7,792,666	1,252
[1,2]	CIFI Holdings Group Co. Ltd.	19,265,776	1,247
[2]	Shimao Group Holdings Ltd.	6,178,164	1,181
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,343,331	1,159
	Shanghai Lingang Holdings Corp. Ltd. Class A	723,863	1,138
[1]	Guangzhou R&F Properties Co. Ltd. Class H	7,873,813	1,074
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	832,343	1,041

8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[3]	Red Star Macalline Group Corp. Ltd. Class H	4,050,036	1,024
	Sino-Ocean Group Holding Ltd.	14,870,329	986
	Tianjin Guangyu Development Co. Ltd. Class A	539,371	977
[3]	Midea Real Estate Holding Ltd.	1,365,016	954
[1]	China South City Holdings Ltd.	19,968,111	953
	Huafa Industrial Co. Ltd. Zhuhai Class A	801,406	939
	Shanghai Wanye Enterprises Co. Ltd. Class A	363,466	936
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	594,227	917
	Shanghai Lingang Holdings Corp. Ltd. Class B	999,873	888
*,1,3	Redco Properties Group Ltd.	3,606,000	767
	Financial Street Holdings Co. Ltd. Class A	1,152,751	733
	Beijing Capital Development Co. Ltd. Class A	983,750	688
*,1,2	China Aoyuan Group Ltd.	6,084,000	686
[1]	China Merchants Commercial REIT	2,799,000	606
*	GR Properties Ltd.	4,710,000	599
*,1,2	Nam Tai Property Inc.	134,535	567
	Nanjing Gaoke Co. Ltd.	664,495	566
	Powerlong Real Estate Holdings Ltd.	6,751,139	551
	Kwg Group Holdings Ltd.	5,670,658	549
*	Grandjoy Holdings Group Co. Ltd. Class A	1,268,199	548
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,181,859	547
	Gree Real Estate Co. Ltd. Class A	710,337	546
*,1	Ganglong China Property Group Ltd.	2,020,000	527
	China SCE Group Holdings Ltd.	10,145,766	524
*,1	LVGEM China Real Estate Investment Co. Ltd.	5,380,000	514
*	Jinke Properties Group Co. Ltd. Class A	2,080,895	507
	Suning Universal Co. Ltd. Class A	1,173,847	486
*,1	Yincheng International Holding Co. Ltd.	2,682,000	472
	China World Trade Center Co. Ltd. Class A	247,759	462
*	RiseSun Real Estate Development Co. Ltd. Class A	1,661,687	457
		Shares	Market Value• ($000)
*	Joy City Property Ltd.	17,165,500	444
*	Datang Group Holdings Ltd.	2,466,000	439
	Beijing North Star Co. Ltd. Class H	4,634,000	437
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,042,729	433
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,464,622	410
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	285,065	396
*	Shanghai Shimao Co. Ltd. Class A	1,296,424	389
*	Greattown Holdings Ltd. Class A	887,331	383
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	354,088	379
*	Yango Group Co. Ltd. Class A	1,591,019	367
	Lushang Health Industry Development Co. Ltd. Class A	390,870	350
	Red Star Macalline Group Corp. Ltd. Class A	533,012	309
[1]	Dexin China Holdings Co. Ltd.	3,477,000	302
*	Guangdong Highsun Group Co. Ltd.	976,703	293
	Hefei Urban Construction Development Co. Ltd. Class A	314,465	268
*,1	Redsun Properties Group Ltd.	4,511,000	259
*,1	Zhenro Properties Group Ltd.	9,660,000	257
*,1	Yuzhou Group Holdings Co. Ltd.	9,828,383	256
*,1	Jiayuan International Group Ltd.	15,434,000	247
[1]	Times China Holdings Ltd.	3,697,000	231
*	Zhong An Group Ltd.	9,653,000	227
	Logan Group Co. Ltd.	4,944,984	201
	Road King Infrastructure Ltd.	654,593	187
*,1,2	Jingrui Holdings Ltd.	2,333,000	175
	Greenland Hong Kong Holdings Ltd.	3,378,000	174
*,1,2	Fantasia Holdings Group Co. Ltd.	6,671,943	170
*	Zhongliang Holdings Group Co. Ltd.	3,463,000	150
[2]	Kaisa Group Holdings Ltd.	6,019,944	130
[1]	Central China Real Estate Ltd.	4,464,000	117
*,2	Sunac China Holdings Ltd.	15,857,136	101

9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Beijing North Star Co. Ltd. Class A	401,173	100
*	Zhuguang Holdings Group Co. Ltd.	938,000	77
*,2	Yida China Holdings Ltd.	4,082,000	62
*	Sanxun Holdings Group Ltd.	667,700	16
*	Sunkwan Properties Group Ltd.	3,360,000	15
	DaFa Properties Group Ltd.	449,970	5
*	Leading Holdings Group Ltd.	133,000	4
*,2	Sinic Holdings Group Co. Ltd. Class H	2,979,000	—
*,2	Zhongan Group Rights	50,803	—
			220,746
Denmark (0.0%)
[1]	VIB Vermoegen AG	52,984	1,015
Egypt (0.1%)
	Talaat Moustafa Group	4,743,988	1,623
*	Medinet Nasr Housing	5,803,521	664
	Heliopolis Housing	1,831,963	444
	Palm Hills Developments SAE	5,882,371	360
			3,091
Finland (0.3%)
	Kojamo OYJ	852,690	11,098
[1]	Citycon OYJ	386,997	2,411
			13,509
France (2.6%)
*,1	Unibail-Rodamco-Westfield	510,953	24,147
	Gecina SA	260,604	23,234
	Klepierre SA	933,586	18,764
	Covivio	222,188	11,896
	ICADE	153,169	5,698
	Nexity SA	239,604	4,799
	Carmila SA	274,396	3,839
	Mercialys SA	368,112	3,188
	Altarea SCA	22,380	2,981
			98,546
Germany (3.6%)
	Vonovia SE	3,808,351	84,205
	LEG Immobilien SE (XETR)	354,086	23,117
	Aroundtown SA	4,397,710	8,717
	TAG Immobilien AG	840,557	5,264
	Deutsche Wohnen SE	247,369	4,990
	Grand City Properties SA	371,037	3,609
	Hamborner REIT AG	338,712	2,416
[3]	Instone Real Estate Group SE	221,852	1,615
	DIC Asset AG	181,982	1,255
[1]	Deutsche EuroShop AG (XETR)	47,332	1,014
*,1,3	ADLER Group SA	354,733	526
	alstria office REIT AG	42,008	372
			137,100
Greece (0.1%)
*	LAMDA Development SA	397,966	2,411
		Shares	Market Value• ($000)
Hong Kong (9.3%)
	Sun Hung Kai Properties Ltd.	7,212,441	77,507
	Link REIT	10,114,889	59,785
	CK Asset Holdings Ltd.	9,422,113	52,091
	Wharf Real Estate Investment Co. Ltd.	7,402,652	29,167
	Hongkong Land Holdings Ltd.	5,184,012	19,958
[3]	ESR Cayman Ltd.	11,694,400	19,943
	Sino Land Co. Ltd.	15,482,022	16,532
	Henderson Land Development Co. Ltd.	6,244,936	15,289
	New World Development Co. Ltd.	6,624,000	13,549
	Hang Lung Properties Ltd.	8,802,932	11,074
	Swire Properties Ltd.	5,021,200	9,650
	Hysan Development Co. Ltd.	2,837,655	6,185
	Fortune REIT	6,899,861	4,404
	Kerry Properties Ltd.	2,781,832	4,401
	Hang Lung Group Ltd.	3,328,103	4,317
	Champion REIT	9,133,512	2,734
	K Wah International Holdings Ltd.	6,546,338	1,833
	Sunlight REIT	4,731,400	1,505
*	Shun Tak Holdings Ltd.	10,864,000	1,411
	Far East Consortium International Ltd.	6,235,400	1,405
	Prosperity REIT	5,873,649	1,243
[1]	SF REIT	2,484,000	858
*,1	Zensun Enterprises Ltd.	2,573,000	380
			355,221
India (2.0%)
	DLF Ltd.	2,961,412	13,803
	Embassy Office Parks REIT	2,905,868	12,098
*	Godrej Properties Ltd.	560,806	8,557
	Phoenix Mills Ltd.	454,502	7,843
	Oberoi Realty Ltd.	558,556	6,252
*	Macrotech Developers Ltd.	416,416	4,987
[3]	Mindspace Business Parks REIT	1,055,592	4,529
	Brigade Enterprises Ltd.	619,908	3,746
	Prestige Estates Projects Ltd.	673,824	3,604
[3]	Brookfield India Real Estate Trust	740,043	2,823
*	Indiabulls Real Estate Ltd.	2,277,727	2,144
	Mahindra Lifespace Developers Ltd.	363,972	1,767
	Sobha Ltd.	173,615	1,317
	Sunteck Realty Ltd.	226,816	1,068
	NESCO Ltd.	106,453	743
*	Hemisphere Properties India Ltd.	393,544	453
			75,734

10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Indonesia (0.3%)
	Ciputra Development Tbk PT	41,647,291	2,509
*	Bumi Serpong Damai Tbk PT	41,421,627	2,470
	Pakuwon Jati Tbk PT	70,919,128	1,993
	Summarecon Agung Tbk PT	51,350,781	1,949
*	Lippo Karawaci Tbk PT	157,819,049	1,012
*	Alam Sutera Realty Tbk PT	51,430,197	574
	Puradelta Lestari Tbk PT	42,960,000	501
*	Mega Manunggal Property Tbk PT	11,717,800	356
*	Pollux Properti Indonesia Tbk PT	7,928,400	153
*,2	Armidian Karyatama Tbk PT	34,315,100	110
*,2	Hanson International Tbk PT	444,252,900	—
*	Kawasan Industri Jababeka Tbk PT	0	—
			11,627
Ireland (0.1%)
	Irish Residential Properties REIT plc	2,066,272	2,234
Israel (2.3%)
	Azrieli Group Ltd.	173,785	12,875
	Mivne Real Estate KD Ltd.	2,858,778	8,888
	Alony Hetz Properties & Investments Ltd.	719,001	8,433
	Melisron Ltd.	109,112	8,095
	Big Shopping Centers Ltd.	56,230	6,305
	Amot Investments Ltd.	1,034,723	6,259
*	Airport City Ltd.	309,223	5,120
	REIT 1 Ltd.	885,022	4,644
	Mega Or Holdings Ltd.	108,359	3,151
	Sella Capital Real Estate Ltd.	1,037,243	2,667
	Summit Real Estate Holdings Ltd.	167,769	2,338
	YH Dimri Construction & Development Ltd.	33,321	2,026
	Blue Square Real Estate Ltd.	25,716	1,708
	Israel Canada T.R Ltd.	585,889	1,689
	Menivim- The New REIT Ltd.	3,295,692	1,670
	Isras Investment Co. Ltd.	7,750	1,459
	Electra Real Estate Ltd.	108,679	1,334
	G City Ltd.	382,941	1,236
	Africa Israel Residences Ltd.	29,681	1,191
	Israel Land Development - Urban Renewal Ltd.	87,248	1,134
	Gav-Yam Lands Corp. Ltd.	133,509	1,132
	Aura Investments Ltd.	601,585	1,063
*	Property & Building Corp. Ltd.	12,877	954
	IES Holdings Ltd.	12,812	895
	Shares	Market Value• ($000)
Prashkovsky Investments and Construction Ltd.	35,350	849
AFI Properties Ltd.	25,403	762
Norstar Holdings Inc.	97,037	504
		88,381
Italy (0.0%)
Immobiliare Grande Distribuzione SIIQ SpA	257,911	743
Japan (24.3%)
Mitsui Fudosan Co. Ltd.	4,565,557	87,423
Mitsubishi Estate Co. Ltd.	6,326,745	79,561
Daiwa House Industry Co. Ltd.	3,188,074	64,231
Sumitomo Realty & Development Co. Ltd.	2,278,967	52,266
Nippon Building Fund Inc.	8,147	36,215
Daito Trust Construction Co. Ltd.	329,525	32,631
Japan Real Estate Investment Corp.	6,631	27,786
Nippon Prologis REIT Inc.	12,783	26,822
Nomura Real Estate Master Fund Inc.	22,591	25,773
Japan Metropolitan Fund Investment	33,481	24,666
GLP J-REIT	21,517	22,315
Hulic Co. Ltd.	2,860,337	20,778
Daiwa House REIT Investment Corp.	10,226	20,639
Orix JREIT Inc.	13,213	17,727
United Urban Investment Corp.	14,914	15,779
Advance Residence Investment Corp.	6,629	15,433
Tokyu Fudosan Holdings Corp.	2,887,544	14,650
Tokyo Tatemono Co. Ltd.	998,783	13,736
Japan Prime Realty Investment Corp.	4,770	12,955
Nomura Real Estate Holdings Inc.	550,229	12,437
Sekisui House REIT Inc.	21,217	11,433
Japan Hotel REIT Investment Corp.	21,401	11,275
Industrial & Infrastructure Fund Investment Corp.	9,917	10,474
Activia Properties Inc.	3,508	10,391
Nippon Accommodations Fund Inc.	2,413	10,275
Japan Logistics Fund Inc.	4,476	9,590
Kenedix Office Investment Corp.	4,110	9,363
Invincible Investment Corp.	29,203	9,167
LaSalle Logiport REIT	8,541	9,116

11

Global ex-U.S. Real Estate Index Fund
	Shares	Market Value• ($000)
AEON REIT Investment Corp.	8,120	8,742
Frontier Real Estate Investment Corp.	2,461	8,688
Mitsui Fudosan Logistics Park Inc.	2,615	8,676
Mori Hills REIT Investment Corp.	7,789	8,532
Daiwa Securities Living Investments Corp.	10,564	8,200
Kenedix Residential Next Investment Corp.	5,005	7,338
Hulic REIT Inc.	6,132	7,183
Comforia Residential REIT Inc.	3,121	6,626
Daiwa Office Investment Corp.	1,392	6,576
NTT UD REIT Investment Corp.	6,706	6,570
Mitsubishi Estate Logistics REIT Investment Corp.	2,158	6,387
Tokyu REIT Inc.	4,441	6,326
Hoshino Resorts REIT Inc.	1,228	5,829
Japan Excellent Inc.	6,073	5,616
Katitas Co. Ltd.	240,892	5,391
NIPPON REIT Investment Corp.	2,148	5,303
Kenedix Retail REIT Corp.	2,781	4,999
Aeon Mall Co. Ltd.	456,083	4,962
Heiwa Real Estate REIT Inc.	4,632	4,802
Mori Trust Sogo REIT Inc.	4,648	4,638
Heiwa Real Estate Co. Ltd.	154,032	4,271
Fukuoka REIT Corp.	3,497	4,082
Ichigo Office REIT Investment Corp.	7,217	4,076
CRE Logistics REIT Inc.	2,712	3,731
Global One Real Estate Investment Corp.	4,576	3,532
Hankyu Hanshin REIT Inc.	3,324	3,451
Star Asia Investment Corp.	8,571	3,271
SOSiLA Logistics REIT Inc.	3,261	3,126
SAMTY Co. Ltd.	191,900	3,033
Starts Corp. Inc.	159,400	2,816
Samty Residential Investment Corp.	3,450	2,786
Mirai Corp.	8,432	2,716
Itochu Advance Logistics Investment Corp.	2,700	2,640
Ichigo Inc.	1,164,000	2,620
Health Care & Medical Investment Corp.	1,735	2,386
One REIT Inc.	1,283	2,138
Keihanshin Building Co. Ltd.	211,800	1,881
Takara Leben Real Estate Investment Corp.	2,748	1,873
		Shares	Market Value• ($000)
[1]	Starts Proceed Investment Corp.	1,061	1,691
*	Leopalace21 Corp.	858,550	1,634
*,1	TKP Corp.	77,600	1,572
	Mori Trust Hotel REIT Inc.	1,520	1,442
	Sankei Real Estate Inc.	2,236	1,403
[1]	Tosei REIT Investment Corp.	1,450	1,337
	ESCON Japan REIT Investment Corp.	1,645	1,274
	Tosei Corp.	132,800	1,267
*,1	SRE Holdings Corp.	47,500	1,203
	TOC Co. Ltd.	228,529	1,188
	Takara Leben Co. Ltd.	402,452	1,082
	Sun Frontier Fudousan Co. Ltd.	129,500	1,000
	Xymax REIT Investment Corp.	1,141	944
	Ichigo Hotel REIT Investment Corp.	1,191	857
	Marimo Regional Revitalization REIT Inc.	855	790
	Goldcrest Co. Ltd.	65,040	763
	Nippon Commercial Development Co. Ltd.	54,800	755
	JSB Co. Ltd.	27,200	704
	Tokaido REIT Inc.	780	637
[1]	CRE Inc.	68,700	628
	Arealink Co. Ltd.	41,700	529
	Dear Life Co. Ltd.	123,100	516
	Ooedo Onsen REIT Investment Corp.	1,090	504
	Star Mica Holdings Co. Ltd.	53,100	500
	Japan Property Management Center Co. Ltd.	63,200	432
	Nisshin Group Holdings Co. Ltd.	135,100	391
			925,763
Kuwait (0.4%)
	Mabanee Co. KPSC	2,862,870	8,055
*	National Real Estate Co. KPSC	5,238,654	2,370
	Commercial Real Estate Co. KSC	7,105,260	2,280
	Kuwait Real Estate Co. KSC	2,652,281	941
*	Al Mazaya Holding Co. KSCP	3,054,462	487
			14,133
Malaysia (0.4%)
	Sunway REIT	8,863,934	2,627
	IGB REIT	7,762,000	2,577
	Axis REIT	6,451,500	2,551
	IOI Properties Group Bhd.	8,452,900	1,842
	Sime Darby Property Bhd.	14,365,000	1,382
	Matrix Concepts Holdings Bhd.	4,348,242	1,304
	UOA Development Bhd.	3,390,500	1,120
	Pavilion REIT	3,525,300	925
	Mah Sing Group Bhd.	7,378,625	798

12

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	SP Setia Bhd. Group	7,839,800	794
	Eco World Development Group Bhd. (XKLS)	6,019,900	771
*	UEM Sunrise Bhd.	5,522,965	240
*	Eastern & Oriental Bhd.	1,867,600	161
*	Eco World International Bhd.	1,213,500	68
	YTL Hospitality REIT	154,800	28
*	Eco World Development Group Bhd. Warrants Exp. 4/12/29	1,186,080	16
			17,204
Mexico (1.2%)
	Fibra Uno Administracion SA de CV	13,719,085	16,009
	Prologis Property Mexico SA de CV	2,817,868	7,236
	Corp. Inmobiliaria Vesta SAB de CV	3,173,650	6,897
	PLA Administradora Industrial S de RL de CV	3,702,808	5,188
	Concentradora Fibra Danhos SA de CV	4,025,209	4,978
[3]	Macquarie Mexico Real Estate Management SA de CV	3,467,990	4,612
			44,920
Netherlands (0.4%)
	Eurocommercial Properties NV	204,185	4,490
[3]	CTP NV	352,821	3,659
	Wereldhave NV	194,059	2,377
	NSI NV	85,611	2,047
	Vastned Retail NV	86,691	1,760
*	Argo Properties NV	58,116	1,216
			15,549
New Zealand (0.6%)
	Goodman Property Trust	5,029,498	6,048
	Precinct Properties New Zealand Ltd.	6,457,592	4,633
	Kiwi Property Group Ltd.	7,517,635	3,947
	Vital Healthcare Property Trust	2,238,813	3,043
	Argosy Property Ltd.	4,052,594	2,793
	Stride Property Group	2,587,139	2,406
			22,870
Norway (0.1%)
[3]	Entra ASA	592,177	5,398
Philippines (1.4%)
	SM Prime Holdings Inc.	55,279,007	30,189
	Ayala Land Inc.	28,223,660	12,525
	Robinson's Land Corp.	9,025,072	2,322
	Megaworld Corp.	49,835,100	1,798
	AREIT Inc.	2,896,520	1,555
	RL Commercial REIT Inc.	17,521,000	1,529
	MREIT Inc.	4,579,500	994
	Filinvest REIT Corp.	8,816,100	867
	Filinvest Land Inc.	41,931,000	564
		Shares	Market Value• ($000)
	Citicore Energy REIT Corp.	11,617,000	400
	DoubleDragon Properties Corp.	2,895,700	281
	Vista Land & Lifescapes Inc.	8,568,303	256
	DDMP REIT Inc.	7,572,000	157
			53,437
Qatar (0.4%)
	Barwa Real Estate Co.	9,104,604	8,496
	United Development Co. QSC	8,328,565	3,276
*	Ezdan Holding Group QSC	7,646,142	2,528
			14,300
Russia (0.0%)
[2]	Etalon Group plc GDR (Registered)	993,429	—
[2]	INGRAD PJSC	43,530	—
			—
Saudi Arabia (1.0%)
*	Dar Al Arkan Real Estate Development Co.	2,542,571	9,097
*	Emaar Economic City	2,668,712	6,814
	Arabian Centres Co. Ltd.	776,408	4,034
	Jadwa REIT Saudi Fund	837,518	2,918
	Arriyadh Development Co.	420,500	2,271
*	Saudi Real Estate Co.	629,190	2,107
	Riyad REIT Fund	579,408	1,684
	Al Rajhi REIT	565,669	1,514
	Derayah REIT	485,784	1,357
	Sedco Capital REIT Fund	425,723	1,202
	Alandalus Property Co.	215,047	909
	Musharaka Real Estate Income Fund	352,128	840
	Alkhabeer REIT	335,702	695
	Alahli REIT Fund 1	207,105	606
	Swicorp Wabel REIT	399,185	544
	Al Maather REIT Fund	195,300	468
			37,060
Singapore (6.8%)
	CapitaLand Integrated Commercial Trust	24,078,268	31,956
	Ascendas REIT	16,070,384	29,733
	Capitaland Investment Ltd.	11,733,238	24,953
	Mapletree Logistics Trust	15,418,923	16,549
	Mapletree Industrial Trust	9,527,291	14,814
	City Developments Ltd.	2,424,290	13,071
	Mapletree Commercial Trust	11,027,441	12,375
	Frasers Logistics & Commercial Trust	13,759,552	10,694
	Suntec REIT	10,728,027	9,784
	UOL Group Ltd.	2,216,378	9,681
	Keppel DC REIT	6,336,124	7,875
	Frasers Centrepoint Trust	5,133,140	7,544
	ESR-REIT	26,849,261	6,445
	Ascott Residence Trust	9,454,522	6,374

13

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Keppel REIT	9,468,415	5,986
	Parkway Life REIT	1,851,997	5,231
	Lendlease Global Commercial REIT	8,926,489	4,418
	CapitaLand China Trust	5,606,508	3,842
	CDL Hospitality Trusts	4,023,499	3,297
	Manulife US REIT	8,541,610	3,119
	SPH REIT	5,095,200	2,933
	Ascendas India Trust	3,666,200	2,901
	OUE Commercial REIT	11,734,167	2,694
	Cromwell European REIT	1,721,866	2,671
	Starhill Global REIT	6,778,168	2,468
	AIMS APAC REIT	2,532,976	2,200
	Far East Hospitality Trust	5,002,792	2,031
	Keppel Pacific Oak US REIT	3,692,100	1,994
	Yanlord Land Group Ltd.	2,708,304	1,655
	Prime US REIT	2,928,700	1,377
	Hong Fok Corp. Ltd.	1,972,000	1,296
	Sasseur REIT	2,536,200	1,273
	Chip Eng Seng Corp. Ltd.	2,404,900	1,223
	Daiwa House Logistics Trust	2,657,800	1,051
	First REIT	5,805,726	986
	Digital Core REIT Management Private Ltd.	1,609,800	804
	EC World REIT	1,211,300	407
	Tuan Sing Holdings Ltd.	571,300	123
*,2	Eagle Hospitality Trust	2,602,300	—
			257,828
South Africa (1.5%)
[1]	Growthpoint Properties Ltd.	16,432,085	11,588
	NEPI Rockcastle NV	2,216,074	11,138
	Redefine Properties Ltd.	32,099,057	7,138
	Resilient REIT Ltd.	1,618,845	4,509
[1]	Hyprop Investments Ltd.	1,649,243	3,325
*	Fortress REIT Ltd. Class A	5,806,129	3,268
	Vukile Property Fund Ltd.	4,395,599	3,222
[1]	Equites Property Fund Ltd.	3,745,784	3,201
	Investec Property Fund Ltd.	2,915,034	1,622
	Stor-Age Property REIT Ltd.	2,262,755	1,612
	SA Corporate Real Estate Ltd.	11,941,594	1,487
	Attacq Ltd.	3,542,312	1,317
	Fairvest Ltd.	6,359,432	1,115
	Emira Property Fund Ltd.	1,613,983	924
*	Fortress REIT Ltd. Class B	3,998,207	921
			56,387
South Korea (0.4%)
	JR Global REIT	710,270	2,100
	ESR Kendall Square REIT Co. Ltd.	767,403	1,917
		Shares	Market Value• ($000)
	LOTTE REIT Co. Ltd.	583,698	1,470
	Shinhan Alpha REIT Co. Ltd.	285,910	1,455
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	453,304	1,267
	SK REIT Co. Ltd.	362,467	1,131
	Korea Real Estate Investment & Trust Co. Ltd.	686,985	658
	Koramco Energy Plus REIT	190,811	593
	D&D Platform REIT Co. Ltd.	254,263	558
[1]	SK D&D Co. Ltd.	37,982	549
	IGIS Value Plus REIT Co. Ltd.	174,001	543
	Dongwon Development Co. Ltd.	183,880	459
	E KOCREF CR-REIT Co. Ltd.	111,378	403
	NH All One REIT Co. Ltd	192,075	398
	Shinhan Seobu T&D REIT Co. Ltd.	135,816	334
			13,835
Spain (0.6%)
	Merlin Properties Socimi SA	1,591,129	13,487
	Inmobiliaria Colonial Socimi SA	1,411,776	7,446
	Lar Espana Real Estate Socimi SA	274,857	1,071
[3]	Aedas Homes SA	76,548	993
[1,3]	Metrovacesa SA	93,619	662
			23,659
Sweden (3.1%)
	Sagax AB Class B	892,788	16,452
	Castellum AB	1,374,843	15,720
*	Fastighets AB Balder Class B	3,025,943	11,358
	Fabege AB	1,282,962	9,314
	Wihlborgs Fastigheter AB	1,280,763	8,391
[1]	Samhallsbyggnadsbolaget i Norden AB	5,239,757	7,199
	Wallenstam AB Class B	2,009,520	7,090
	Hufvudstaden AB Class A	563,259	6,712
	Catena AB	158,516	5,384
*	Pandox AB Class B	427,320	5,233
	Nyfosa AB	741,003	4,428
	Atrium Ljungberg AB Class B	247,222	3,306
	Cibus Nordic Real Estate AB	218,007	2,978
	Dios Fastigheter AB	435,957	2,863
	NP3 Fastigheter AB	136,502	2,169
	Platzer Fastigheter Holding AB Class B	305,989	1,897
	Corem Property Group AB Class B	2,709,132	1,686
[1]	Akelius Residential Property AB Class D	964,224	1,668
	Sagax AB Class D	540,722	1,302
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	643,241	1,058

14

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Heba Fastighets AB	313,880	896
*	Klarabo Sverige AB	367,573	618
*	K-fast Holding AB Class B	292,266	601
*	Logistea AB Class B	291,604	315
	Corem Property Group AB	18,131	287
			118,925
Switzerland (2.0%)
	Swiss Prime Site AG (Registered)	366,755	29,594
	PSP Swiss Property AG (Registered)	219,187	23,416
	Allreal Holding AG (Registered)	73,556	10,537
	Mobimo Holding AG (Registered)	34,722	8,099
	Intershop Holding AG	5,853	3,560
[1]	Peach Property Group AG	50,194	1,068
			76,274
Taiwan (1.2%)
	Ruentex Development Co. Ltd.	9,861,870	12,106
	Highwealth Construction Corp.	6,926,991	8,902
	Huaku Development Co. Ltd.	1,050,854	2,807
	Chong Hong Construction Co. Ltd.	1,064,297	2,348
	Prince Housing & Development Corp.	5,219,478	1,667
	Farglory Land Development Co. Ltd.	969,631	1,600
	Kindom Development Co. Ltd.	1,750,900	1,307
	Hung Sheng Construction Ltd.	1,611,520	1,232
	Sakura Development Co. Ltd.	1,248,524	1,219
*	Delpha Construction Co. Ltd.	2,093,000	1,188
	Advancetek Enterprise Co. Ltd.	1,265,000	1,133
	Cathay Real Estate Development Co. Ltd.	2,261,100	1,017
	Da-Li Development Co. Ltd.	1,162,000	949
	ZongTai Real Estate Development Co. Ltd.	853,032	778
	I-Sunny Construction & Development Co. Ltd.	308,550	759
*	Hong Pu Real Estate Development Co. Ltd.	994,194	678
	Radium Life Tech Co. Ltd.	2,391,000	672
	KEE TAI Properties Co. Ltd.	1,987,869	671
	Kuo Yang Construction Co. Ltd.	1,176,802	654
	Huang Hsiang Construction Corp.	500,000	611
		Shares	Market Value• ($000)
*	Shining Building Business Co. Ltd.	2,110,869	594
	Yungshin Construction & Development Co. Ltd.	310,000	576
*	King's Town Construction Co. Ltd.	541,000	573
	Yea Shin International Development Co. Ltd.	806,248	553
	GTM Holdings Corp.	556,000	416
	Chung Lien Co. Ltd.	243,000	370
	Hung Ching Development & Construction Co. Ltd.	461,000	296
*,2	Taiwan Land Development Corp.	2,224,000	—
			45,676
Thailand (1.1%)
	Central Pattana PCL	6,428,000	11,630
	CPN Retail Growth Leasehold REIT	9,371,335	4,553
	Land & Houses PCL (Registered)	17,372,000	4,198
	WHA Corp. PCL	35,167,386	3,642
	Supalai PCL	3,572,881	1,972
	Frasers Property THA	7,340,500	1,929
	WHA Premium Growth Freehold & Leasehold REIT Class F	7,104,596	1,886
	Amata Corp. PCL	2,616,623	1,342
	Origin Property PCL Class F	4,717,098	1,264
[1]	Quality Houses PCL	20,203,400	1,146
	AP Thailand PCL	4,413,520	1,137
	Bangkok Land PCL	40,544,595	1,076
[1]	IMPACT Growth REIT	3,143,500	991
[1]	Sansiri PCL	26,781,125	923
	Pruksa Holding PCL	2,794,900	883
	SC Asset Corp. PCL	7,678,040	759
	Pruksa Real Estate PCL	3,024,500	715
	Hemaraj Leasehold REIT	3,303,000	620
*,1	Singha Estate PCL	11,885,200	565
*	U City PCL Class F	12,398,024	525
	Noble Development PCL	2,930,528	351
*	MBK PCL Warrants Exp. 11/15/23	127,968	60
	Sansiri PCL NDVR	1,135,675	39
[1]	SC Asset Corp. PCL NVDR	251,197	25
*	Noble Development PCL Warrants Exp. 1/12/24	783,375	7
*	WHA Premium Growth Freehold & Leasehold	432,669	1
			42,239
Turkey (0.2%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,330,942	2,212
	Yeni Gimat Gayrimenkul Ortakligi A/S	913,641	1,340

15

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,274,290	1,004
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,230,836	913
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	3,085,022	897
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	258,327	299
			6,665
United Arab Emirates (1.5%)
	Emaar Properties PJSC	19,215,438	31,720
	Aldar Properties PJSC	17,331,113	20,386
*	Emaar Development PJSC	4,030,586	4,694
*	RAK Properties PJSC	4,722,537	951
*	Deyaar Development PJSC	5,290,195	707
*	Manazel PJSC	6,155,112	675
			59,133
United Kingdom (7.6%)
	Segro plc	5,787,752	52,090
	Land Securities Group plc	3,600,045	23,540
	UNITE Group plc	1,918,436	19,597
	British Land Co. plc	4,488,957	18,831
	Tritax Big Box REIT plc	8,958,697	14,405
	Derwent London plc	538,163	13,319
	LXI REIT plc	8,203,801	11,452
	Big Yellow Group plc	833,578	10,726
	Safestore Holdings plc	1,010,737	10,472
	LondonMetric Property plc	4,703,849	10,087
	Grainger plc	3,534,182	9,189
	Assura plc	14,159,312	9,072
	Primary Health Properties plc	6,377,564	8,126
	Great Portland Estates plc	1,215,423	7,165
[1]	Supermarket Income REIT plc	5,931,042	6,973
	Shaftesbury plc	1,379,591	5,794
	Capital & Counties Properties plc	4,076,139	4,999
	Sirius Real Estate Ltd.	5,617,399	4,545
[1]	Hammerson plc	16,985,492	3,724
	BMO Commercial Property Trust Ltd.	3,825,886	3,664
	Home REIT plc	3,793,850	3,659
	Urban Logistics REIT plc	2,258,147	3,403
	Workspace Group plc	660,636	3,097
	UK Commercial Property REIT Ltd.	4,108,376	2,877
	Warehouse Reit plc	2,031,404	2,793
	Empiric Student Property REIT plc	2,900,081	2,726
	PRS REIT plc	2,638,490	2,664
	Picton Property Income Ltd.	2,619,711	2,583
		Shares	Market Value• ($000)
	Impact Healthcare REIT plc (XLON)	1,928,255	2,312
	Custodian REIT plc	2,100,483	2,133
	Civitas Social Housing REIT plc	2,963,951	2,026
	Helical plc	513,555	1,943
[3]	Regional REIT Ltd.	2,083,118	1,595
	CLS Holdings plc	900,260	1,477
	Phoenix Spree Deutschland Ltd.	478,951	1,451
	Schroder REIT Ltd.	2,733,764	1,422
[3]	Triple Point Social Housing REIT plc	1,771,696	1,342
	Standard Life Investment Property Income Trust REIT Ltd.	1,955,800	1,241
	NewRiver REIT plc	1,493,637	1,199
	AEW UK REIT plc	763,464	778
	Ediston Property Investment Co. plc	1,001,069	764
			291,255
Total Common Stocks (Cost $5,447,625)			3,784,460
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[4,5]	Vanguard Market Liquidity Fund, 3.117% (Cost $88,427)	884,595	88,442
Total Investments (101.7%) (Cost $5,536,052)			3,872,902
Other Assets and Liabilities—Net (-1.7%)			(65,522)
Net Assets (100%)			3,807,380
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $82,703,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $61,358,000, representing 1.6% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $91,416,000 was received for securities on loan, of which $87,720,000 is held in Vanguard Market Liquidity Fund and $3,696,000 is held in cash.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

16

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2022	152	13,345	201
MSCI Emerging Markets Index	December 2022	200	8,536	(613)
Topix Index	December 2022	17	2,202	62
				(350)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	12/21/22	INR	76,148	USD	945	—	(30)
Standard Chartered Bank	12/21/22	SGD	4,220	USD	2,980	2	—
Bank of Montreal	12/21/22	USD	1,184	AUD	1,746	65	—
UBS AG	12/21/22	USD	631	CAD	829	22	—
Bank of America, N.A.	12/21/22	USD	2,051	CHF	2,000	40	—
Bank of Montreal	12/21/22	USD	3,639	EUR	3,648	18	—
Bank of America, N.A.	12/21/22	USD	2,022	GBP	1,749	12	—
Standard Chartered Bank	12/21/22	USD	2,661	HKD	20,849	3	—
Bank of Montreal	12/21/22	USD	4,076	JPY	574,670	184	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	3,857	JPY	552,884	113	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	4,020	SGD	5,660	20	—
Goldman Sachs International	12/21/22	USD	125	ZAR	2,190	7	—
						486	(30)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,447,625)	3,784,460
Affiliated Issuers (Cost $88,427)	88,442
Total Investments in Securities	3,872,902
Investment in Vanguard	157
Cash	5,635
Cash Collateral Pledged—Futures Contracts	1,187
Cash Collateral Pledged—Forward Currency Contracts	780
Foreign Currency, at Value (Cost $2,607)	2,638
Receivables for Investment Securities Sold	111
Receivables for Accrued Income	19,243
Receivables for Capital Shares Issued	60
Unrealized Appreciation—Forward Currency Contracts	486
Total Assets	3,903,199
Liabilities
Payables for Investment Securities Purchased	2,021
Collateral for Securities on Loan	91,416
Payables for Capital Shares Redeemed	443
Payables to Vanguard	200
Variation Margin Payable—Futures Contracts	122
Unrealized Depreciation—Forward Currency Contracts	30
Deferred Foreign Capital Gains Taxes	1,587
Total Liabilities	95,819
Net Assets	3,807,380
1 Includes $82,703 of securities on loan.
18

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	6,330,179
Total Distributable Earnings (Loss)	(2,522,799)
Net Assets	3,807,380

ETF Shares—Net Assets
Applicable to 89,571,471 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,354,661
Net Asset Value Per Share—ETF Shares	$37.45

Admiral Shares—Net Assets
Applicable to 13,755,027 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	312,671
Net Asset Value Per Share—Admiral Shares	$22.73

Institutional Shares—Net Assets
Applicable to 1,852,025 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	140,048
Net Asset Value Per Share—Institutional Shares	$75.62

See accompanying Notes, which are an integral part of the Financial Statements.
19

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	174,436
Dividends—Affiliated Issuers	528
Interest—Unaffiliated Issuers	12
Interest—Affiliated Issuers	43
Securities Lending—Net	3,661
Total Income	178,680
Expenses
The Vanguard Group—Note B
Investment Advisory Services	516
Management and Administrative—ETF Shares	3,860
Management and Administrative—Admiral Shares	387
Management and Administrative—Institutional Shares	151
Marketing and Distribution—ETF Shares	133
Marketing and Distribution—Admiral Shares	21
Marketing and Distribution—Institutional Shares	5
Custodian Fees	519
Auditing Fees	35
Shareholders’ Reports—ETF Shares	262
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	50
Total Expenses	5,951
Net Investment Income	172,729
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	—
Investment Securities Sold—Unaffiliated Issuers[2,3]	(214,311)
Investment Securities Sold—Affiliated Issuers	2,671
Futures Contracts	(11,136)
Forward Currency Contracts	1,425
Foreign Currencies	(4,139)
Realized Net Gain (Loss)	(225,490)
20

Global ex-U.S. Real Estate Index Fund
Statement of Operations (continued)
Year Ended October 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	(1,698,101)
Investment Securities—Affiliated Issuers	(6,560)
Futures Contracts	504
Forward Currency Contracts	608
Foreign Currencies	(1,281)
Change in Unrealized Appreciation (Depreciation)	(1,704,830)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,757,591)
1	Dividends are net of foreign withholding taxes of $17,342,000.
2	Realized gain (loss) is net of foreign capital gain taxes of $83,000.
3	Includes $9,757,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($842,000).

See accompanying Notes, which are an integral part of the Financial Statements.
21

Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	172,729	220,531
Realized Net Gain (Loss)	(225,490)	79,646
Change in Unrealized Appreciation (Depreciation)	(1,704,830)	874,972
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,757,591)	1,175,149
Distributions
ETF Shares	(254,915)	(99,846)
Admiral Shares	(25,162)	(9,656)
Institutional Shares	(10,731)	(5,091)
Total Distributions	(290,808)	(114,593)
Capital Share Transactions
ETF Shares	81,681	(70,397)
Admiral Shares	(10,341)	(13,827)
Institutional Shares	1,732	(38,740)
Net Increase (Decrease) from Capital Share Transactions	73,072	(122,964)
Total Increase (Decrease)	(1,975,327)	937,592
Net Assets
Beginning of Period	5,782,707	4,845,115
End of Period	3,807,380	5,782,707

See accompanying Notes, which are an integral part of the Financial Statements.
22

Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$57.39	$47.04	$60.79	$52.99	$59.49
Investment Operations
Net Investment Income[1]	1.679	2.145	1.761	2.033	2.672
Net Realized and Unrealized Gain (Loss) on Investments	(18.724)	9.312	(11.864)	7.969	(6.240)
Total from Investment Operations	(17.045)	11.457	(10.103)	10.002	(3.568)
Distributions
Dividends from Net Investment Income	(2.895)	(1.107)	(3.647)	2.202	(2.932)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.895)	(1.107)	(3.647)	2.202	(2.932)
Net Asset Value, End of Period	$37.45	$57.39	$47.04	$60.79	$52.99
Total Return	-31.15%	24.47%	-17.71%	19.47%	-6.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,355	$5,071	$4,219	$5,945	$5,270
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.48%	3.80%	3.44%	3.54%	4.51%
Portfolio Turnover Rate[2]	10%	7%	11%	7%	7%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$34.80	$28.51	$36.84	$32.11	$36.05
Investment Operations
Net Investment Income[1]	1.017	1.302	1.079	1.236	1.620
Net Realized and Unrealized Gain (Loss) on Investments	(11.332)	5.656	(7.199)	4.828	(3.784)
Total from Investment Operations	(10.315)	6.958	(6.120)	6.064	(2.164)
Distributions
Dividends from Net Investment Income	(1.755)	(.668)	(2.210)	1.334	(1.776)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.755)	(.668)	(2.210)	1.334	(1.776)
Net Asset Value, End of Period	$22.73	$34.80	$28.51	$36.84	$32.11
Total Return[2]	-31.06%	24.48%	-17.71%	19.46%	-6.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$313	$499	$421	$617	$475
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.47%	3.80%	3.49%	3.55%	4.51%
Portfolio Turnover Rate[3]	10%	7%	11%	7%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$115.86	$94.98	$122.73	$106.98	$120.11
Investment Operations
Net Investment Income[1]	3.391	4.376	3.646	4.143	5.543
Net Realized and Unrealized Gain (Loss) on Investments	(37.785)[2]	18.763	(24.030)	16.064	(12.740)
Total from Investment Operations	(34.394)	23.139	(20.384)	20.207	(7.197)
Distributions
Dividends from Net Investment Income	(5.846)	(2.259)	(7.366)	4.457	(5.933)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.846)	(2.259)	(7.366)	4.457	(5.933)
Net Asset Value, End of Period	$75.62	$115.86	$94.98	$122.73	$106.98
Total Return[3]	-31.10%	24.44%	-17.71%	19.46%	-6.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$140	$213	$205	$232	$115
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.48%	3.84%	3.55%	3.57%	4.52%
Portfolio Turnover Rate[4]	10%	7%	11%	7%	7%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $0.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
26

Global ex-U.S. Real Estate Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
27

Global ex-U.S. Real Estate Index Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
28

Global ex-U.S. Real Estate Index Fund
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $157,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
29

Global ex-U.S. Real Estate Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	191,636	6,478	—	198,114
Common Stocks—Other	—	3,580,524	5,822	3,586,346
Temporary Cash Investments	88,442	—	—	88,442
Total	280,078	3,587,002	5,822	3,872,902
Derivative Financial Instruments
Assets
Futures Contracts[1]	263	—	—	263
Forward Currency Contracts	—	486	—	486
Total	263	486	—	749
Liabilities
Futures Contracts[1]	613	—	—	613
Forward Currency Contracts	—	30	—	30
Total	613	30	—	643
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	263	—	263
Unrealized Appreciation—Forward Currency Contracts	—	486	486
Total Assets	263	486	749

Unrealized Depreciation—Futures Contracts[1]	613	—	613
Unrealized Depreciation—Forward Currency Contracts	—	30	30
Total Liabilities	613	30	643
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
30

Global ex-U.S. Real Estate Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(11,136)	—	(11,136)
Forward Currency Contracts	—	1,425	1,425
Realized Net Gain (Loss) on Derivatives	(11,136)	1,425	(9,711)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	504	—	504
Forward Currency Contracts	—	608	608
Change in Unrealized Appreciation (Depreciation) on Derivatives	504	608	1,112
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(3,185)
Total Distributable Earnings (Loss)	3,185
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(788,813)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(1,733,986)
31

Global ex-U.S. Real Estate Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	290,808	114,593
Long-Term Capital Gains	—	—
Total	290,808	114,593
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,604,091
Gross Unrealized Appreciation	139,264
Gross Unrealized Depreciation	(1,870,367)
Net Unrealized Appreciation (Depreciation)	(1,731,103)
F.	During the year ended October 31, 2022, the fund purchased $680,051,000 of investment securities and sold $690,941,000 of investment securities, other than temporary cash investments. Purchases and sales include $164,291,000 and $100,526,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	192,647	3,818	561,742	9,958
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(110,966)	(2,600)	(632,139)	(11,300)
Net Increase (Decrease)—ETF Shares	81,681	1,218	(70,397)	(1,342)
Admiral Shares
Issued[1]	80,760	2,822	79,528	2,366
Issued in Lieu of Cash Distributions	19,717	624	7,547	223
Redeemed[2]	(110,818)	(4,043)	(100,902)	(2,990)
Net Increase (Decrease)—Admiral Shares	(10,341)	(597)	(13,827)	(401)
32

Global ex-U.S. Real Estate Index Fund
	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	4	—	19,957	186
Issued in Lieu of Cash Distributions	1,728	16	1,747	15
Redeemed[2]	—	—	(60,444)	(524)
Net Increase (Decrease)—Institutional Shares	1,732	16	(38,740)	(323)
1	Includes purchase fees for fiscal 2022 and 2021 of $254,000 and $253,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2022 and 2021 of $326,000 and $253,000, respectively (fund totals).
H.	Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	191,399	NA1	NA1	(32)	9	43	—	88,442
Vanguard Real Estate ETF	28,276	10,133	34,543	2,703	(6,569)	528	—	—
Total	219,675	10,133	34,543	2,671	(6,560)	571	—	88,442
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global ex-U.S. Real Estate Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers  LLP
Philadelphia, Pennsylvania
December 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
34

Tax information (unaudited)
The fund hereby designates $28,906,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $13,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $191,210,000 and foreign taxes paid of $15,461,000, or if subsequently determined to be different, the maximum amounts allowable by law. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.
35

The S&P Global ex-U.S. Property Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Global ex-U.S. Real Estate Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Global ex-U.S. Real Estate Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Global ex-U.S. Real Estate Index Fund particularly or the ability of the S&P Global ex-U.S. Property Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S& P Global ex-U.S. Property Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Global ex-U.S. Property Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Global ex-U.S. Real Estate Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Global ex-U.S. Real Estate Index Fund into consideration in determining, composing or calculating the S&P Global ex-U.S. Property Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Global ex-U.S. Real Estate Index Fund or the timing of the issuance or sale of Vanguard Global ex-U.S. Real Estate Index Fund or in the determination or calculation of the equation by which Vanguard Global ex-U.S. Real Estate Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Global ex-U.S. Real Estate Index Fund. There is no assurance that investment products based on the S& P Global ex-U.S. Property Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD GLOBAL EX-U.S. REAL ESTATE INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
36

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q7380 122022

Annual Report  |  October 31, 2022
Vanguard Emerging Markets Stock Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. Returns for Vanguard Emerging Markets Stock Index Fund ranged from –27.83% for Investor Shares to –27.68% for ETF Shares (based on net asset value). The fund slightly outpaced the –27.87 return of its target index.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by many central banks to bring inflation back in check and increased fears of a recession.
•	All 11 industry sectors posted negative returns. Technology and consumer discretionary, the largest and third-largest sectors by weight, saw the steepest declines; both returned about –42%.
•	While some emerging markets posted modest gains, most had double-digit declines. The two largest country weightings in the index—China and Taiwan—had returns of about –46% and –33%, respectively.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$ 828.30	$ 1.34
FTSE Emerging Markets ETF Shares	1,000.00	828.80	0.37
Admiral™ Shares	1,000.00	828.50	0.65
Institutional Shares	1,000.00	828.80	0.46
Institutional Plus Shares	1,000.00	828.90	0.37
Based on Hypothetical 5% Yearly Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$ 1,023.74	$ 1.48
FTSE Emerging Markets ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
Institutional Plus Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares, 0.08% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Emerging Markets Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Emerging Markets Stock Index Fund Investor Shares	-27.83%	-2.03%	0.94%	$ 10,986
Spliced Emerging Markets Index	-27.87	-1.72	1.18	11,246
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336
Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; FTSE Emerging Index through November 1, 2015; FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Emerging Markets ETF Shares Net Asset Value	-27.68%	-1.83%	1.14%	$ 11,203
FTSE Emerging Markets ETF Shares Market Price	-27.66	-1.85	1.21	11,279
Spliced Emerging Markets Index	-27.87	-1.72	1.18	11,246
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Emerging Markets Stock Index Fund Admiral Shares	-27.76%	-1.89%	1.11%	$ 11,162
Spliced Emerging Markets Index	-27.87	-1.72	1.18	11,246
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	14,336

See Financial Highlights for dividend and capital gains information.
4

Emerging Markets Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Emerging Markets Stock Index Fund Institutional Shares	-27.70%	-1.85%	1.14%	$ 5,601,187
Spliced Emerging Markets Index	-27.87	-1.72	1.18	5,622,843
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	7,167,958

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Emerging Markets Stock Index Fund Institutional Plus Shares	-27.70%	-1.83%	1.16%	$ 112,266,910
Spliced Emerging Markets Index	-27.87	-1.72	1.18	112,456,860
FTSE Global All Cap ex US Index	-24.65	-0.30	3.67	143,359,150
Cumulative Returns of ETF Shares: October 31, 2012, Through October 31, 2022
	One Year	Five Years	Ten Years
FTSE Emerging Markets ETF Shares Market Price	-27.66%	-8.91%	12.79%
FTSE Emerging Markets ETF Shares Net Asset Value	-27.68	-8.83	12.03
Spliced Emerging Markets Index	-27.87	-8.32	12.46
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Emerging Markets Stock Index Fund
Fund Allocation
As of October 31, 2022

China	28.9%
India	19.7
Taiwan	15.7
Brazil	7.6
Saudi Arabia	5.5
South Africa	4.0
Thailand	3.1
Mexico	3.0
Indonesia	2.5
Malaysia	2.0
United Arab Emirates	1.8
Qatar	1.4
Kuwait	1.1
Other	3.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Emerging Markets Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Brazil (7.5%)
	Vale SA	53,535,940	695,744
	Petroleo Brasileiro SA	60,497,070	389,533
	Petroleo Brasileiro SA Preference Shares	59,887,606	345,610
*	Itau Unibanco Holding SA Preference Shares	52,863,870	311,114
	B3 SA - Brasil Bolsa Balcao	83,738,935	243,816
	Banco Bradesco SA Preference Shares	60,972,057	234,422
	Ambev SA	60,148,954	186,310
	Centrais Eletricas Brasileiras SA	17,630,660	170,043
	WEG SA	20,458,409	159,532
	Localiza Rent a Car SA	10,523,461	143,708
	Itausa SA Preference Shares	65,513,118	136,214
	Suzano SA	10,005,425	103,047
	JBS SA	18,621,417	89,980
*	Banco BTG Pactual SA	15,965,184	89,446
	Itau Unibanco Holding SA ADR	15,330,645	89,224
	Banco do Brasil SA	11,833,939	84,811
*,1	Hapvida Participacoes e Investimentos SA	55,288,437	83,487
*	Lojas Renner SA	13,459,587	80,515
	Raia Drogasil SA	14,797,944	75,372
	Rumo SA	17,419,295	74,661
	Equatorial Energia SA	12,791,898	74,367
	Banco Bradesco SA	22,991,525	74,064
	Gerdau SA Preference Shares	12,893,533	64,274
*	Petro Rio SA	9,269,164	63,505
*	Hypera SA	5,566,649	54,756
	Vibra Energia SA	15,426,600	54,503
	BB Seguridade Participacoes SA	9,376,786	53,895
	Cosan SA	16,472,226	53,765
	Telefonica Brasil SA	6,064,120	48,497
*	Eneva SA	16,806,786	46,137
	Klabin SA	10,454,348	43,756
	Cia Energetica de Minas Gerais Preference Shares	19,332,527	42,554
[1]	Rede D'Or Sao Luiz SA	6,570,141	40,918
*	TOTVS SA	6,178,355	39,662
	CCR SA	15,548,385	39,010
	Petroleo Brasileiro SA ADR	3,350,547	38,565
	Natura & Co. Holding SA	13,262,210	38,384
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,289,709	38,275
*	Magazine Luiza SA	42,006,032	36,350
	Sendas Distribuidora SA	9,088,707	34,873
	Banco Bradesco SA ADR	8,943,326	33,894
	Energisa SA	3,498,244	32,839
	Ultrapar Participacoes SA	11,420,134	29,647
*	Americanas SA	9,091,065	27,350
*	BRF SA	11,053,963	26,878
	Centrais Eletricas Brasileiras SA Preference Shares	2,555,309	26,377
*	Sul America SA	5,606,961	25,877
	Atacadao SA	6,497,375	24,478
*	TIM SA	9,563,022	24,438
	Transmissora Alianca de Energia Eletrica SA	3,111,247	24,207
	BR Malls Participacoes SA	11,465,812	22,530
	Metalurgica Gerdau SA Preference Shares	9,924,174	21,614
*	Embraer SA	8,019,709	21,348
*	3R Petroleum Oleo E Gas SA	2,346,747	21,125
		Shares	Market Value• ($000)
*	Multiplan Empreendimentos Imobiliarios SA	3,862,900	19,713
	Engie Brasil Energia SA	2,499,216	19,460
*	Itau Unibanco Holding SA	3,797,712	18,689
*	Cielo SA	16,150,286	18,603
	Kinea Indice de Precos FII	993,546	18,330
	Arezzo Industria e Comercio SA	900,592	18,219
	CPFL Energia SA	2,631,947	18,047
[2]	Banco Santander Brasil SA ADR	3,101,965	17,681
	Santos Brasil Participacoes SA	9,976,886	17,576
	Grupo De Moda Soma SA	6,222,120	17,538
	Bradespar SA Preference Shares	3,567,484	16,582
	EDP - Energias do Brasil SA	3,706,270	16,553
[2]	Cia Paranaense de Energia ADR	2,331,328	16,482
*	Cogna Educacao	25,651,420	16,338
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,410,933	16,310
[1]	GPS Participacoes e Empreendimentos SA	5,880,528	15,733
	Tres Tentos Agroindustrial SA	6,056,500	14,867
*	M Dias Branco SA	1,734,445	14,606
	Auren Energia SA	5,045,886	14,575
	Unipar Carbocloro SA Preference Shares Class B	680,473	14,068
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,842,378	13,836
	Cia Siderurgica Nacional SA	5,802,002	13,793
	Raizen SA Preference Shares	16,353,205	13,582
	Alpargatas SA Preference Shares	3,154,934	13,413
*	Via SA	21,520,573	13,040
	YDUQS Participacoes SA	4,123,520	12,876
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,644,806	12,544
*,1	Locaweb Servicos de Internet SA	5,908,194	12,502
	Cia Paranaense de Energia Preference Shares	8,709,705	12,477
	Cia de Saneamento do Parana	3,330,830	12,342
*	Azul SA Preference Shares	3,875,592	12,102
	Fleury SA	3,355,731	12,083
	SLC Agricola SA	1,344,358	11,959
	Braskem SA Preference Shares Class A	1,808,229	11,800
	Sao Martinho SA	2,234,907	11,669
	Porto Seguro SA	2,573,696	11,579
	FII Iridium	592,403	11,440
	CSHG Logistica FI Imobiliario	350,492	11,222
	Kinea Rendimentos Imobiliarios FII	549,626	10,815
	Banco Santander Brasil SA	1,874,327	10,806
	Caixa Seguridade Participacoes SA	6,283,200	10,728
	Petroreconcavo SA	1,693,800	10,283
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,290,759	10,205
	Neoenergia SA	3,142,659	10,093
	Minerva SA	3,750,157	9,932
	Marfrig Global Foods SA	4,745,977	9,831
	Kinea Renda Imobiliaria FII	339,410	9,712
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,845,927	8,881
	Alupar Investimento SA	1,605,267	8,785
	SIMPAR SA	4,098,800	8,594
	Gerdau SA ADR	1,667,173	8,303
	MRV Engenharia e Participacoes SA	4,106,053	8,092
	Omega Energia SA	3,841,517	7,995
	XP Log FII	375,000	7,851
7

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Cia de Saneamento de Minas Gerais-COPASA	2,639,470	7,849
	Dexco SA	4,170,108	7,823
*	Cia Brasileira de Distribuicao	1,817,883	7,760
*	Grupo Mateus SA	5,441,108	7,690
	Pet Center Comercio e Participacoes SA	4,503,425	7,637
*	Log-in Logistica Intermodal SA	1,045,500	7,574
	Aliansce Sonae Shopping Centers SA	1,788,722	7,525
	Banco Pan SA Preference Shares	4,999,391	7,481
	Sendas Distribuidora SA ADR	371,679	7,080
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	7,049
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,991,742	6,759
	Grendene SA	4,797,397	6,743
	Cia Energetica de Minas Gerais ADR	3,055,900	6,692
	Vivara Participacoes SA	1,270,700	6,595
	AES Brasil Energia SA	3,437,604	6,588
	Odontoprev SA	4,035,370	6,468
[2]	Cia Siderurgica Nacional SA ADR	2,628,802	6,335
	JHSF Participacoes SA	4,370,400	6,210
	Ez Tec Empreendimentos e Participacoes SA	1,435,978	5,791
*	Infracommerce CXAAS SA	5,104,387	5,712
*	Anima Holding SA	4,283,775	5,681
	Light SA	5,091,452	5,599
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	550,672	5,591
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,969,605	5,525
[2]	Centrais Eletricas Brasileiras SA ADR	575,036	5,503
*	Tupy SA	958,992	5,484
*	Embraer SA ADR	518,513	5,481
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	930,786	5,417
*	Smartfit Escola de Ginastica e Danca SA	1,521,000	5,103
	Movida Participacoes SA	1,886,350	4,974
	Iochpe Maxion SA	1,789,849	4,927
[2]	Braskem SA Class A ADR	375,062	4,850
	Randon SA Implementos e Participacoes Preference Shares	2,515,734	4,841
	CSN Mineracao SA	7,474,814	4,775
	Grupo SBF SA	1,292,568	4,739
*	Zamp SA	3,092,911	4,599
	CM Hospitalar SA	1,237,300	4,573
*	Diagnosticos da America SA	1,153,565	4,473
*	CVC Brasil Operadora e Agencia de Viagens SA	3,219,162	4,468
*	Marcopolo SA Preference Shares	7,929,831	4,421
	Cia Energetica de Minas Gerais	1,300,200	4,352
*	TIM SA ADR	325,230	4,147
	Ambipar Participacoes e Empreendimentos SA	659,848	3,994
	Blau Farmaceutica SA	609,500	3,992
	Cia Brasileira de Aluminio	1,801,785	3,851
	Qualicorp Consultoria e Corretora de Seguros SA	2,491,484	3,801
	Direcional Engenharia SA	1,140,143	3,777
	Fras-Le SA	1,379,772	3,732
	Camil Alimentos SA	1,742,100	3,443
	BR Properties SA	2,816,674	3,386
	Enauta Participacoes SA	1,124,630	3,318
[2]	Centrais Eletricas Brasileiras SA ADR (XNYS)	313,592	3,312
	Boa Vista Servicos SA	2,662,860	3,248
*	Oncoclinicas do Brasil Servicos Medicos SA	2,062,600	3,154
	Armac Locacao Logistica E Servicos SA	984,150	3,071
*	Hidrovias do Brasil SA	5,523,700	3,016
	Hospital Mater Dei SA	1,667,026	2,969
	Cia Paranaense de Energia	2,165,400	2,939
*	EcoRodovias Infraestrutura e Logistica SA	2,764,571	2,911
		Shares	Market Value• ($000)
	Instituto Hermes Pardini SA	625,360	2,815
	LOG Commercial Properties e Participacoes SA	620,218	2,733
	Mahle-Metal Leve SA	525,673	2,629
*	Lojas Quero Quero SA	2,219,561	2,595
*	Empreendimentos Pague Menos SA	2,110,700	2,533
	Taurus Armas SA Preference Shares	877,400	2,529
	Vulcabras Azaleia SA	930,500	2,506
	Multilaser Industrial SA	2,292,200	2,312
	Wilson Sons Holdings Brasil SA	1,047,800	2,302
*	Guararapes Confeccoes SA	1,179,860	2,225
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	2,106
	Iguatemi SA	713,752	1,991
	Even Construtora e Incorporadora SA	1,539,310	1,967
	Wiz Solucoes e Corretagem de Seguros SA	1,191,824	1,797
*,1	Meliuz SA	6,617,450	1,537
	Bradespar SA	355,201	1,527
*,2	Cia Brasileira de Distribuicao ADR	354,344	1,492
*	IRB Brasil Resseguros SA	7,308,462	1,330
*	Sequoia Logistica e Transportes SA	1,057,600	956
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,455,464	879
*	Localiza Rent a Car SA	32,286	441
*	Iguatemi SA Preference Shares	199,636	363
*,2	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	104,991	192
*	Fleury SA Rights Exp. 11/21/22	746,214	188
	Vale SA Class B ADR	13,650	177
	FII Hectare Ce	2,492	49
*	Omega Energia SA Rights Exp. 11/7/22	509,904	2
*,3	Oi SA ADR	1	—
			6,193,407
Chile (0.7%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,613,607	153,229
	Banco de Chile	601,278,561	55,055
	Empresas Copec SA	6,703,708	46,217
	Sociedad Quimica y Minera de Chile SA ADR	295,671	27,698
	Empresas CMPC SA	16,522,355	26,221
	Cencosud SA	18,233,290	24,512
	Enel Americas SA	221,694,816	21,967
	Falabella SA	10,899,060	21,287
	Banco Santander Chile	586,589,795	21,031
	Banco de Credito e Inversiones SA	738,259	20,570
	Cia Sud Americana de Vapores SA	243,134,133	16,886
	Sociedad Quimica y Minera de Chile SA Class A	203,218	16,550
	Enel Chile SA	329,956,141	11,613
	Quinenco SA	3,729,286	9,912
	Colbun SA	100,182,068	9,832
	Cia Cervecerias Unidas SA	1,779,660	9,768
	Banco Santander Chile ADR	647,638	9,345
	Embotelladora Andina SA Preference Shares Class B	5,197,180	9,079
	Itau CorpBanca Chile SA	4,467,724,882	8,708
	Aguas Andinas SA Class A	37,741,645	7,961
	Parque Arauco SA	9,346,811	7,919
	Cencosud Shopping SA	6,728,870	7,353
	Empresa Nacional de Telecomunicaciones SA	1,887,709	5,899
	CAP SA	1,015,255	5,427
	SMU SA	41,628,312	4,236
*	Engie Energia Chile SA	6,987,554	4,102
	Enel Americas SA ADR	771,420	3,822
	Vina Concha y Toro SA	3,167,079	3,581
	Plaza SA	4,153,663	3,557
	Inversiones Aguas Metropolitanas SA	6,741,307	3,216

8

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	SONDA SA	7,171,699	2,526
	Ripley Corp. SA	14,756,935	2,424
	Inversiones La Construccion SA	449,396	1,406
[2]	Enel Chile SA ADR	317,278	536
			583,445
China (28.5%)
	Tencent Holdings Ltd.	82,722,444	2,173,681
*	Alibaba Group Holding Ltd.	207,458,660	1,612,972
*,1	Meituan Class B	56,610,382	906,363
	China Construction Bank Corp. Class H	1,285,617,103	682,262
	JD.com Inc. Class A	32,600,343	593,669
	Industrial & Commercial Bank of China Ltd. Class H	1,101,162,614	478,087
	Bank of China Ltd. Class H	1,050,269,735	338,268
	Ping An Insurance Group Co. of China Ltd. Class H	82,470,313	330,161
*	Baidu Inc. Class A	30,916,615	296,398
*	Pinduoduo Inc. ADR	5,118,690	280,658
	NetEase Inc.	25,186,711	279,453
	BYD Co. Ltd. Class H	11,209,656	251,132
*,1	Xiaomi Corp. Class B	201,946,000	226,800
*,1	Wuxi Biologics Cayman Inc.	49,443,066	222,476
	Yum China Holdings Inc. (XHKG)	5,191,250	210,136
	China Merchants Bank Co. Ltd. Class H	56,381,295	184,587
*	NIO Inc. ADR	18,228,403	176,269
*	Trip.com Group Ltd. ADR	7,329,545	165,868
	Li Ning Co. Ltd.	31,342,074	162,130
	China Petroleum & Chemical Corp. Class H	367,704,822	145,731
	ANTA Sports Products Ltd.	15,657,205	137,652
*	China Mengniu Dairy Co. Ltd.	42,498,920	136,045
	Kweichow Moutai Co. Ltd. Class A	694,164	128,666
	China Shenhua Energy Co. Ltd. Class H	46,673,360	122,604
[1]	Nongfu Spring Co. Ltd. Class H	24,141,200	121,259
	China Resources Land Ltd.	38,006,325	118,914
	CSPC Pharmaceutical Group Ltd.	115,424,529	118,560
*,1	Kuaishou Technology	26,662,800	110,114
	Agricultural Bank of China Ltd. Class H	385,519,343	110,040
*	BeiGene Ltd.	8,455,900	109,034
	China Life Insurance Co. Ltd. Class H	96,464,734	105,191
	PetroChina Co. Ltd. Class H	274,930,227	105,168
[2]	ZTO Express Cayman Inc.	6,148,684	104,615
	ENN Energy Holdings Ltd.	10,482,455	104,217
	China Resources Beer Holdings Co. Ltd.	21,732,124	102,544
	China Overseas Land & Investment Ltd.	52,883,841	101,057
*	Li Auto Inc. ADR	7,021,296	95,630
*	KE Holdings Inc. ADR	8,810,156	89,687
	Kweichow Moutai Co. Ltd. Class A (XSHG)	472,576	87,594
	PICC Property & Casualty Co. Ltd. Class H	93,232,207	85,989
	Haier Smart Home Co. Ltd. Class H	32,686,255	81,813
	H World Group Ltd. ADR (XNGS)	3,003,638	81,339
	Geely Automobile Holdings Ltd.	74,377,743	80,044
	Sunny Optical Technology Group Co. Ltd.	8,977,875	77,802
	Yankuang Energy Group Co. Ltd. Class H	26,346,023	74,072
	Shenzhou International Group Holdings Ltd.	10,435,341	72,453
	Zijin Mining Group Co. Ltd. Class H	74,803,097	71,350
[1]	Postal Savings Bank of China Co. Ltd. Class H	151,709,010	70,357
	China Pacific Insurance Group Co. Ltd. Class H	41,761,392	67,319
	Sino Biopharmaceutical Ltd.	134,363,444	65,198
*,1	Innovent Biologics Inc.	18,254,320	64,632
[2]	COSCO SHIPPING Holdings Co. Ltd. Class H	58,790,105	63,356
	CITIC Ltd.	67,757,026	60,632
[1]	China Tower Corp. Ltd. Class H	646,580,936	58,499
	Xinyi Solar Holdings Ltd.	58,596,000	58,174
*	Kingdee International Software Group Co. Ltd.	35,388,284	57,988
	CITIC Securities Co. Ltd. Class H	37,730,438	56,375
*,1	JD Health International Inc.	10,126,490	55,555
		Shares	Market Value• ($000)
	Great Wall Motor Co. Ltd. Class H	49,583,875	54,166
	China Longyuan Power Group Corp. Ltd. Class H	46,212,493	52,806
	Bank of Communications Co. Ltd. Class H	102,229,609	49,880
	Contemporary Amperex Technology Co. Ltd. Class A	964,244	49,485
	Ping An Insurance Group Co. of China Ltd. Class A	9,891,000	49,109
	Tsingtao Brewery Co. Ltd.	6,919,786	48,446
*	XPeng Inc. Class A ADR	7,292,817	48,278
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,577,798	47,248
*	New Oriental Education & Technology Group Inc. ADR	1,910,125	45,346
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,250,244	44,434
	Anhui Conch Cement Co. Ltd. Class H	16,593,635	42,711
*	Full Truck Alliance Co. Ltd. ADR	8,782,560	41,805
	China CITIC Bank Corp. Ltd. Class H	108,342,476	40,841
*	Vipshop Holdings Ltd. ADR	5,671,595	39,531
	Tingyi Cayman Islands Holding Corp.	24,934,000	38,974
	China Resources Power Holdings Co. Ltd.	26,079,149	37,895
	Hengan International Group Co. Ltd.	9,636,526	37,363
	China National Building Material Co. Ltd. Class H	62,827,473	36,482
	Kingsoft Corp. Ltd.	11,956,878	36,207
	China Tourism Group Duty Free Corp. Ltd. Class A	1,637,422	35,980
	China Gas Holdings Ltd.	40,266,693	35,736
	Zhuzhou CRRC Times Electric Co. Ltd.	8,135,879	35,298
	Zhongsheng Group Holdings Ltd.	9,085,406	34,482
*	Daqo New Energy Corp. ADR	771,217	33,926
*	Genscript Biotech Corp.	13,318,320	33,673
	China Vanke Co. Ltd. Class H	26,171,500	33,587
[1]	CGN Power Co. Ltd. Class H	165,569,514	33,539
	Sinopharm Group Co. Ltd. Class H	17,636,225	33,458
	BYD Co. Ltd. Class A (XSHE)	984,548	33,336
	WuXi AppTec Co. Ltd. Class A (XSSC)	3,171,506	33,237
[1]	China International Capital Corp. Ltd. Class H	23,766,340	33,029
	Wanhua Chemical Group Co. Ltd. Class A	2,970,567	32,784
[1]	Longfor Group Holdings Ltd.	25,435,601	32,410
	People's Insurance Co. Group of China Ltd. Class H	116,536,422	32,206
	China Oilfield Services Ltd. Class H	28,608,348	32,205
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	56,556,776	32,194
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	623,400	31,993
*,1	JD Logistics Inc.	22,614,646	31,615
	China Resources Gas Group Ltd.	12,301,505	31,506
[1]	China Feihe Ltd.	54,424,000	31,351
	LONGi Green Energy Technology Co. Ltd. Class A	4,739,341	31,299
*	Bilibili Inc.	3,498,941	31,180
	Guangzhou Automobile Group Co. Ltd. Class H	51,054,820	31,113
	BYD Electronic International Co. Ltd.	10,677,029	31,027
*	Tencent Music Entertainment Group ADR	8,506,237	30,708
	China Yangtze Power Co. Ltd. Class A	10,968,598	30,525
	Kunlun Energy Co. Ltd.	50,960,541	30,458
	China Conch Venture Holdings Ltd.	20,599,518	30,382
	China Merchants Bank Co. Ltd. Class A (XSSC)	8,163,249	30,118
	Yangzijiang Shipbuilding Holdings Ltd.	35,482,498	30,079
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	668,171	29,869
[2]	China Minsheng Banking Corp. Ltd. Class H	102,012,594	29,627
	China Railway Group Ltd. Class H	67,030,604	29,146
*	TAL Education Group ADR	6,091,497	28,691
	China Yangtze Power Co. Ltd. Class A (XSHG)	10,284,791	28,622

9

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	BYD Co. Ltd. Class A (XSEC)	842,669	28,532
*	Zai Lab Ltd. ADR	1,265,372	28,192
	Haitong Securities Co. Ltd. Class H	57,378,870	28,048
	Industrial Bank Co. Ltd. Class A	13,592,165	28,038
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	878,326	28,017
*	Alibaba Health Information Technology Ltd.	65,412,112	27,683
*,1,2	Akeso Inc. Class B	6,737,000	27,035
	China Merchants Bank Co. Ltd. Class A (XSHG)	7,295,229	26,915
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,662,132	25,946
[1,2]	Smoore International Holdings Ltd.	24,348,000	25,918
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,119,455	25,567
	Shanghai Baosight Software Co. Ltd. Class B	8,451,772	25,492
	Guangdong Investment Ltd.	40,258,021	25,382
	Kingboard Holdings Ltd.	10,065,608	24,849
	Sungrow Power Supply Co. Ltd. Class A	1,380,992	24,812
	Anhui Gujing Distillery Co. Ltd. Class B	2,050,308	24,184
	China Merchants Port Holdings Co. Ltd.	20,564,671	24,110
	Agricultural Bank of China Ltd. Class A (XSSC)	63,521,395	24,036
	Yum China Holdings Inc.	579,219	23,951
*	Tongcheng Travel Holdings Ltd.	15,330,800	23,930
*	Canadian Solar Inc.	697,856	23,657
*,2	JinkoSolar Holding Co. Ltd. ADR	496,355	23,567
	Muyuan Foods Co. Ltd. Class A (XSHE)	3,651,331	23,522
[1]	China Resources Mixc Lifestyle Services Ltd.	8,023,800	23,497
[1]	Ganfeng Lithium Group Co. Ltd. Class H	3,437,240	23,248
	Shenzhen Inovance Technology Co. Ltd. Class A	2,494,228	22,852
	Aier Eye Hospital Group Co. Ltd. Class A	6,595,557	22,382
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,739,683	22,332
	China State Construction International Holdings Ltd.	24,672,728	22,195
	Country Garden Services Holdings Co. Ltd.	25,388,331	22,190
	China Coal Energy Co. Ltd. Class H	29,976,653	22,045
	GF Securities Co. Ltd. Class A	11,725,255	21,954
	China Power International Development Ltd.	75,466,063	21,809
*,1,2	Haidilao International Holding Ltd.	14,664,000	21,774
	China Hongqiao Group Ltd.	30,491,500	21,580
*	Chinasoft International Ltd.	32,399,155	21,467
	Weichai Power Co. Ltd. Class H	22,363,294	21,421
[1]	Yadea Group Holdings Ltd.	13,696,000	20,912
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	466,287	20,844
	New China Life Insurance Co. Ltd. Class H	13,078,312	20,769
	Jiangsu Hengrui Medicine Co. Ltd. Class A	3,740,743	20,648
[1]	WuXi AppTec Co. Ltd. Class H	2,567,619	20,608
*,2	Huaneng Power International Inc. Class H	57,574,822	20,602
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	960,199	20,597
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,249,000	20,481
	China Galaxy Securities Co. Ltd. Class H	54,679,875	20,475
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,402,796	20,380
	Jiangxi Copper Co. Ltd. Class H	18,589,722	20,314
*	Kanzhun Ltd. ADR	1,857,847	20,306
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,685,484	20,293
	Eve Energy Co. Ltd. Class A	1,767,538	20,171
*,1,2	Haichang Ocean Park Holdings Ltd.	22,476,000	19,904
	Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	19,704
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	26,828,261	19,543
	Shanghai Pudong Development Bank Co. Ltd. Class A	21,433,031	19,535
	Autohome Inc. ADR	741,445	19,367
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,375,193	19,340
		Shares	Market Value• ($000)
	Tongwei Co. Ltd. Class A	3,228,085	19,302
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	1,063,741	19,076
	TravelSky Technology Ltd. Class H	13,056,867	18,986
	Wuliangye Yibin Co. Ltd. Class A	1,030,862	18,894
	Ping An Bank Co. Ltd. Class A (XSHE)	13,170,704	18,696
	China Medical System Holdings Ltd.	17,008,584	18,590
	China State Construction Engineering Corp. Ltd. Class A	28,516,970	18,544
	Minth Group Ltd.	9,373,006	18,482
	China Three Gorges Renewables Group Co. Ltd. Class A	23,926,300	18,303
	Fosun International Ltd.	29,881,125	18,260
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,199,109	18,180
	Beijing Enterprises Holdings Ltd.	7,139,267	18,112
*,1,2	Koolearn Technology Holding Ltd.	3,715,500	18,103
	360 DigiTech Inc. ADR	1,774,197	18,026
	SF Holding Co. Ltd. Class A	2,690,979	17,825
[1,2]	China Merchants Securities Co. Ltd. Class H	19,207,456	17,811
	Aluminum Corp. of China Ltd. Class H	62,433,237	17,799
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,095,000	17,712
	ZTE Corp. Class H	9,919,439	17,695
[1]	Huatai Securities Co. Ltd. Class H	18,068,608	17,694
[2]	Country Garden Holdings Co. Ltd.	137,047,469	17,664
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,493,651	17,470
*	Chindata Group Holdings Ltd. ADR	3,282,698	17,431
	Dongfeng Motor Group Co. Ltd. Class H	38,423,430	17,383
	East Money Information Co. Ltd. Class A	8,029,043	17,212
	CRRC Corp. Ltd. Class H	56,291,000	17,068
	Bank of Communications Co. Ltd. Class A (XSSC)	27,951,539	17,056
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	27,440,642	16,789
*,2	Air China Ltd. Class H	23,895,808	16,630
	China Everbright Environment Group Ltd.	49,978,203	16,625
	PetroChina Co. Ltd. Class A	25,360,969	16,616
	JA Solar Technology Co. Ltd. Class A (XSHE)	1,927,240	16,549
	CMOC Group Ltd. Class H	50,978,171	16,413
	Beijing Kingsoft Office Software Inc. Class A (XSHG)	410,349	16,391
	Bank of China Ltd. Class A (XSSC)	39,685,200	16,374
*	Tianqi Lithium Corp. Class A (XSHE)	1,252,687	16,361
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,899,426	16,127
	Haitian International Holdings Ltd.	8,040,180	16,098
	Bosideng International Holdings Ltd.	37,091,764	16,020
	JOYY Inc. ADR	627,298	15,827
[1]	China Resources Pharmaceutical Group Ltd.	23,311,626	15,726
	Poly Developments & Holdings Group Co. Ltd. Class A	8,102,570	15,396
[2]	Flat Glass Group Co. Ltd. Class H	6,536,000	15,331
[1,2]	3SBio Inc.	21,679,086	15,310
*,2	China Southern Airlines Co. Ltd. Class H	29,427,638	15,192
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	2,297,021	15,170
	CRRC Corp. Ltd. Class A	23,269,989	15,156
*,1	China Literature Ltd.	5,568,364	15,023
	Lufax Holding Ltd. ADR	9,448,491	15,023
[2]	Yuexiu Property Co. Ltd.	17,545,332	14,972
	Bank of Ningbo Co. Ltd. Class A (XSHE)	4,560,377	14,884
	Ganfeng Lithium Group Co. Ltd. Class A (XSHE)	1,374,030	14,876
	AviChina Industry & Technology Co. Ltd. Class H	33,799,476	14,803
	China Traditional Chinese Medicine Holdings Co. Ltd.	34,054,802	14,720

10

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Far East Horizon Ltd.	18,956,130	14,638
[2]	Xtep International Holdings Ltd.	15,753,291	14,439
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,251,034	14,296
*	GDS Holdings Ltd. Class A	12,641,844	14,110
	China Taiping Insurance Holdings Co. Ltd.	20,296,200	14,056
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	5,903,446	14,039
	Zijin Mining Group Co. Ltd. Class A (XSSC)	12,755,600	13,877
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,850,507	13,844
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	5,067,134	13,772
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,964,892	13,738
[1,2]	Jiumaojiu International Holdings Ltd.	8,741,000	13,738
	Jiangsu Expressway Co. Ltd. Class H	19,426,976	13,703
*	Beijing Capital International Airport Co. Ltd. Class H	25,146,447	13,618
	Dongyue Group Ltd.	15,670,339	13,600
*,2	Microport Scientific Corp.	6,427,143	13,579
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,588,367	13,550
	COSCO SHIPPING Ports Ltd.	27,357,359	13,491
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	1,201,551	13,490
*,1	Hua Hong Semiconductor Ltd.	5,682,606	13,311
	Hollysys Automation Technologies Ltd.	834,850	13,308
	China Vanke Co. Ltd. Class A (XSHE)	7,134,297	13,224
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	583,369	13,145
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	7,178,500	13,036
	Huatai Securities Co. Ltd. Class A (XSSC)	7,927,031	13,022
	Nine Dragons Paper Holdings Ltd.	21,824,910	12,935
	China Shenhua Energy Co. Ltd. Class A (XSHG)	3,351,530	12,858
	SF Holding Co. Ltd. Class A (XSHE)	1,941,124	12,858
	NAURA Technology Group Co. Ltd. Class A (XSHE)	353,300	12,827
[1,2]	Pop Mart International Group Ltd.	9,873,800	12,801
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,172,573	12,767
	Zhejiang Expressway Co. Ltd. Class H	20,581,477	12,759
	CSC Financial Co. Ltd. Class A	3,917,310	12,712
*,1,2	Remegen Co. Ltd. Class H	2,008,000	12,636
[1]	Topsports International Holdings Ltd.	24,991,000	12,601
*	RLX Technology Inc. ADR	9,930,784	12,413
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,198,248	12,270
*,2	Zhaojin Mining Industry Co. Ltd. Class H	14,887,167	12,266
[2]	Shenzhen International Holdings Ltd.	18,167,978	12,221
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	2,189,399	12,085
[1]	Dali Foods Group Co. Ltd.	29,317,548	12,068
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	11,986
	Industrial Bank Co. Ltd. Class A (XSHG)	5,785,401	11,934
[1]	CSC Financial Co. Ltd. Class H	16,335,500	11,843
	China United Network Communications Ltd. Class A	25,513,444	11,760
[2]	China Jinmao Holdings Group Ltd.	88,655,771	11,746
	Chongqing Changan Automobile Co. Ltd. Class B	27,030,511	11,718
	China CITIC Bank Corp. Ltd. Class A (XSSC)	19,512,466	11,582
	Kingboard Laminates Holdings Ltd.	14,496,799	11,581
	China Petroleum & Chemical Corp. Class A	20,639,101	11,531
	Beijing Enterprises Water Group Ltd.	54,776,691	11,508
[1,2]	CanSino Biologics Inc. Class H	1,234,800	11,480
	Greentown China Holdings Ltd.	12,021,719	11,470
	NARI Technology Co. Ltd. Class A (XSHG)	3,404,770	11,436
	Zijin Mining Group Co. Ltd. Class A (XSHG)	10,475,800	11,397
	China Overseas Property Holdings Ltd.	17,992,311	11,324
		Shares	Market Value• ($000)
*,1	Keymed Biosciences Inc.	1,977,500	11,323
	China Cinda Asset Management Co. Ltd. Class H	121,279,276	11,266
	BOE Varitronix Ltd.	7,525,813	11,160
*	Weibo Corp. ADR	983,457	11,133
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	352,606	11,022
	Yunnan Energy New Material Co. Ltd. (XSHE)	543,035	11,013
	Fufeng Group Ltd.	21,196,495	10,992
	China Resources Cement Holdings Ltd.	30,347,076	10,969
	China Everbright Bank Co. Ltd. Class H	41,714,956	10,786
*	Yihai International Holding Ltd.	6,532,648	10,765
	Foxconn Industrial Internet Co. Ltd. Class A	9,484,900	10,674
	Suzhou Maxwell Technologies Co. Ltd. Class A	162,116	10,667
	China CSSC Holdings Ltd. Class A	2,886,329	10,518
	Sany Heavy Equipment International Holdings Co. Ltd.	12,821,954	10,515
	China Lesso Group Holdings Ltd.	12,952,317	10,513
	BOE Technology Group Co. Ltd. Class B (XSHE)	24,046,999	10,388
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,958,200	10,332
	China Everbright Bank Co. Ltd. Class A (XSSC)	27,600,494	10,297
	SAIC Motor Corp. Ltd. Class A	5,447,413	10,283
	Jinko Solar Co. Ltd. Class A	4,578,344	10,250
[2]	Xinte Energy Co. Ltd. Class H	5,241,200	10,225
[1,2]	Jinxin Fertility Group Ltd.	20,625,500	10,167
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,633,030	10,155
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,403,539	10,125
*,2	Golden Solar New Energy Technology Holdings Ltd.	10,120,000	10,106
*	Lifetech Scientific Corp.	31,957,059	10,028
*,1	InnoCare Pharma Ltd.	8,492,000	9,921
	Uni-President China Holdings Ltd.	13,385,000	9,885
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,316,695	9,834
	Shaanxi Coal Industry Co. Ltd. Class A	3,605,683	9,800
	C&D International Investment Group Ltd.	6,299,000	9,774
*,1,2	New Horizon Health Ltd.	4,368,000	9,745
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,836,363	9,647
	Hello Group Inc. ADR	2,045,724	9,615
	NARI Technology Co. Ltd. Class A	2,846,961	9,562
	Orient Securities Co. Ltd. Class A (XSSC)	8,907,177	9,501
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	2,650,000	9,497
	China Water Affairs Group Ltd.	13,386,149	9,481
*,2	China Eastern Airlines Corp. Ltd. Class H	28,721,558	9,477
	China Communications Services Corp. Ltd. Class H	33,834,821	9,441
	AECC Aviation Power Co. Ltd. Class A	1,407,766	9,414
	Trina Solar Co. Ltd. Class A (XSHG)	1,030,914	9,407
*,1,2	Weimob Inc.	26,609,000	9,355
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	17,517,981	9,346
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,758,290	9,322
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,224,654	9,320
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	4,869,110	9,307
	WuXi AppTec Co. Ltd. Class A (XSHG)	886,346	9,289
*	Shanghai International Airport Co. Ltd. Class A	1,269,362	9,288
	FinVolution Group ADR	2,140,019	9,288
	East Money Information Co. Ltd. Class A (XSHE)	4,329,443	9,281
	Bank of Nanjing Co. Ltd. Class A	6,529,668	9,245
[2]	China Suntien Green Energy Corp. Ltd. Class H	24,277,823	9,207
	Imeik Technology Development Co. Ltd. Class A (XSHE)	156,160	9,020

11

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	1,202,288	8,999
	Trina Solar Co. Ltd. Class A	985,942	8,998
	Ningbo Deye Technology Co. Ltd. Class A (XSHG)	200,354	8,993
[2]	Tianneng Power International Ltd.	9,326,156	8,973
	CITIC Securities Co. Ltd. Class A (XSSC)	3,800,980	8,971
	Luzhou Laojiao Co. Ltd. Class A	418,100	8,969
*	Ginlong Technologies Co. Ltd. Class A	348,275	8,930
[1]	China Railway Signal & Communication Corp. Ltd. Class H	31,153,798	8,880
*	iQIYI Inc. ADR	4,382,927	8,854
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,240,006	8,810
	Grand Pharmaceutical Group Ltd.	20,574,710	8,804
*	Advanced Micro-Fabrication Equipment Inc. China Class A	576,844	8,763
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,557,247	8,762
	Daqin Railway Co. Ltd. Class A	9,835,760	8,638
	Muyuan Foods Co. Ltd. Class A	1,338,367	8,622
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (XSHE)	1,584,800	8,592
	CIMC Enric Holdings Ltd.	8,797,019	8,575
	China Datang Corp. Renewable Power Co. Ltd. Class H	31,736,000	8,566
	Lao Feng Xiang Co. Ltd. Class B	3,031,352	8,501
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	1,070,667	8,477
	SSY Group Ltd.	20,337,775	8,422
*,2	Differ Group Auto Ltd.	42,058,000	8,411
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,727,300	8,348
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,101,739	8,330
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	259,520	8,278
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,484,440	8,276
	Beijing United Information Technology Co. Ltd. Class A	486,020	8,267
	Montage Technology Co. Ltd. Class A	1,066,099	8,263
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	1,101,229	8,238
[2]	Sinotruk Hong Kong Ltd.	9,191,467	8,194
	China Meidong Auto Holdings Ltd.	6,194,521	8,136
	China Energy Engineering Corp. Ltd.	25,780,298	8,090
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	8,007
[2]	Hopson Development Holdings Ltd.	9,987,049	8,006
	CITIC Securities Co. Ltd. Class A (XSHG)	3,382,863	7,984
[2]	Dongfang Electric Corp. Ltd. Class H	5,225,813	7,882
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	7,840
	China National Nuclear Power Co. Ltd. Class A (XSHG)	9,441,847	7,815
*	Yangzijiang Financial Holding Ltd.	35,555,698	7,786
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	17,167,854	7,766
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	1,429,400	7,750
[2]	COSCO SHIPPING Development Co. Ltd. Class H	66,772,529	7,739
*,2,3	China Evergrande Group	48,775,057	7,689
	Sinopec Engineering Group Co. Ltd. Class H	21,432,064	7,664
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	4,192,192	7,659
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,445,776	7,639
	Wingtech Technology Co. Ltd. Class A	1,159,831	7,608
*	Shanghai Electric Group Co. Ltd. Class H	38,897,315	7,575
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	1,288,458	7,507
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,736,861	7,450
	Zhongyu Energy Holdings Ltd.	9,985,000	7,431
		Shares	Market Value• ($000)
[2]	China International Marine Containers Group Co. Ltd. Class H	11,663,366	7,424
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	11,232,494	7,416
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,996,579	7,416
	CSG Holding Co. Ltd. Class B	19,365,573	7,415
[1,2]	Simcere Pharmaceutical Group Ltd.	6,633,000	7,361
	Sany Heavy Industry Co. Ltd. Class A	3,956,664	7,342
[2]	Poly Property Services Co. Ltd. Class H	1,979,800	7,323
	BOE Technology Group Co. Ltd. Class A (XSHE)	15,937,654	7,311
	Metallurgical Corp. of China Ltd. Class H	45,755,885	7,286
	AECC Aviation Power Co. Ltd. Class A (XSHG)	1,087,613	7,276
	Yonyou Network Technology Co. Ltd. Class A	2,164,585	7,272
[1,2]	Blue Moon Group Holdings Ltd.	12,260,000	7,233
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	2,076,762	7,196
	Digital China Holdings Ltd.	18,155,894	7,191
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	11,054,560	7,191
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	54,804,131	7,189
	Hundsun Technologies Inc. Class A	1,254,280	7,183
	Weichai Power Co. Ltd. Class A (XSHE)	5,641,378	7,041
	Ping An Bank Co. Ltd. Class A	4,950,500	7,027
[2]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,772,532	7,017
	StarPower Semiconductor Ltd. Class A (XSHG)	137,300	7,013
	Western Superconducting Technologies Co. Ltd. Class A	438,623	7,010
	Skyworth Group Ltd.	19,047,212	6,987
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,096,887	6,965
	Sinotrans Ltd. Class H	28,566,836	6,956
*,2	Vnet Group Inc. ADR	1,659,520	6,953
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,783,608	6,945
	Shougang Fushan Resources Group Ltd.	25,598,000	6,934
*,2	Alibaba Pictures Group Ltd.	186,929,250	6,909
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	923,079	6,904
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	219,475	6,860
	China Construction Bank Corp. Class A (XSSC)	9,364,110	6,855
	PAX Global Technology Ltd.	8,704,436	6,841
[1]	BAIC Motor Corp. Ltd. Class H	30,835,593	6,831
	Power Construction Corp. of China Ltd. Class A	7,062,608	6,825
	GoerTek Inc. Class A (XSHE)	2,299,204	6,825
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	6,817
	Shenzhen Expressway Corp. Ltd. Class H	9,487,170	6,811
	Fu Shou Yuan International Group Ltd.	13,609,913	6,799
	SG Micro Corp. Class A	330,741	6,798
	Huaxia Bank Co. Ltd. Class A	10,286,640	6,758
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,840,742	6,731
*,2	Canaan Inc. ADR	2,306,390	6,689
	China Education Group Holdings Ltd.	11,386,724	6,667
	SDIC Power Holdings Co. Ltd. Class A	4,812,507	6,657
	ZTE Corp. Class A (XSEC)	2,176,074	6,629
[2]	Huadian Power International Corp. Ltd. Class H	21,811,909	6,551
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	691,917	6,549
	China Life Insurance Co. Ltd. Class A	1,788,390	6,525
	Ninestar Corp. Class A	830,840	6,522
[2]	Jinke Smart Services Group Co. Ltd. Class H	4,420,200	6,487
	SAIC Motor Corp. Ltd. Class A (XSHG)	3,428,865	6,473
	Shenzhen Transsion Holdings Co. Ltd. Class A	754,936	6,453

12

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Resources Microelectronics Ltd. Class A	928,506	6,448
	Iflytek Co. Ltd. Class A (XSHE)	1,338,959	6,444
*	COFCO Joycome Foods Ltd.	30,649,000	6,437
[2]	China Risun Group Ltd.	18,238,000	6,434
*	Air China Ltd. Class A (XSHG)	4,814,714	6,395
	Bank of Beijing Co. Ltd. Class A	11,518,773	6,380
*	China Southern Airlines Co. Ltd. Class A	7,124,155	6,330
	Lens Technology Co. Ltd. Class A	4,624,054	6,328
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	10,249,831	6,307
	Shanghai Industrial Holdings Ltd.	6,448,289	6,292
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	26,036,625	6,286
	China Everbright Ltd.	11,862,100	6,254
	Everbright Securities Co. Ltd. Class A (XSSC)	3,223,310	6,218
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	6,459,623	6,194
[2]	Shoucheng Holdings Ltd.	34,013,211	6,191
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	612,495	6,173
*,1,2	Luye Pharma Group Ltd.	25,349,956	6,162
*	Noah Holdings Ltd. ADR	469,310	6,157
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	342,609	6,144
*	GD Power Development Co. Ltd. Class A	10,121,115	6,065
	TBEA Co. Ltd. Class A	2,160,758	6,055
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	1,804,757	6,015
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	270,268	6,014
*,1,2	Alphamab Oncology	8,512,000	5,985
*	Datang International Power Generation Co. Ltd. Class H	47,002,046	5,981
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,675,825	5,969
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,297,713	5,947
	China Yongda Automobiles Services Holdings Ltd.	13,150,652	5,899
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	5,895
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	3,092,252	5,876
	Anhui Gujing Distillery Co. Ltd. Class A	216,881	5,873
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	713,920	5,851
	Tongwei Co. Ltd. Class A (XSHG)	975,800	5,835
[1]	Legend Holdings Corp. Class H	6,933,114	5,828
	Vinda International Holdings Ltd.	3,080,000	5,776
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,026,863	5,769
*,1	Zhou Hei Ya International Holdings Co. Ltd.	13,053,404	5,749
*	Sohu.com Ltd. ADR	405,166	5,737
	Maxscend Microelectronics Co. Ltd. Class A	453,197	5,736
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	1,031,200	5,735
	MINISO Group Holding Ltd. ADR	1,123,961	5,732
	NetDragon Websoft Holdings Ltd.	3,405,138	5,718
	Xinyi Energy Holdings Ltd.	22,430,000	5,713
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	5,709
	Jiangsu Pacific Quartz Co. Ltd. Class A	318,710	5,695
	ZTE Corp. Class A (XSHE)	1,857,365	5,658
	Yanlord Land Group Ltd.	9,249,260	5,653
	Concord New Energy Group Ltd.	73,924,071	5,648
[1,2]	Angelalign Technology Inc.	636,193	5,613
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,619,700	5,608
*	China Conch Environment Protection Holdings Ltd.	19,004,018	5,603
	Ningbo Tuopu Group Co. Ltd. Class A	627,718	5,578
		Shares	Market Value• ($000)
	Guanghui Energy Co. Ltd. Class A	3,956,412	5,575
*,2	Gushengtang Holdings Ltd.	1,316,700	5,575
	TCL Technology Group Corp. Class A (XSHE)	10,334,722	5,551
[1]	Guotai Junan Securities Co. Ltd. Class H	5,474,936	5,531
	Weichai Power Co. Ltd. Class A (XSEC)	4,423,500	5,521
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	5,515
[1]	AK Medical Holdings Ltd.	5,285,000	5,494
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	6,018,977	5,486
*,2	Yeahka Ltd.	2,395,200	5,461
	Chongqing Brewery Co. Ltd. Class A	455,751	5,454
	Wuxi Shangji Automation Co. Ltd. Class A	323,960	5,445
	360 Security Technology Inc. Class A	5,601,095	5,442
	Sinomine Resource Group Co. Ltd. Class A	441,980	5,440
	Shenwan Hongyuan Group Co. Ltd. Class A	10,186,674	5,435
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	2,074,093	5,414
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	797,000	5,413
	Shenzhen Dynanonic Co. Ltd. Class A	152,820	5,408
[1,2]	A-Living Smart City Services Co. Ltd.	9,460,413	5,368
	Bank of Ningbo Co. Ltd. Class A	1,630,770	5,323
	Hangzhou First Applied Material Co. Ltd. Class A (XSHG)	600,788	5,315
	Pylon Technologies Co. Ltd. Class A	125,285	5,302
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	772,530	5,288
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	5,280
	Sichuan Road & Bridge Group Co. Ltd. Class A	3,398,595	5,251
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,481,850	5,230
	Yifeng Pharmacy Chain Co. Ltd. Class A	676,160	5,204
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	5,199
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	5,199
*	Shanghai International Airport Co. Ltd. Class A (XSHG)	709,726	5,192
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,530,027	5,191
	Shede Spirits Co. Ltd. Class A	323,552	5,191
*,2	China Ruyi Holdings Ltd.	32,990,709	5,175
[2]	Greentown Service Group Co. Ltd.	12,645,893	5,174
*,2	XD Inc.	2,973,200	5,161
*,1,2	Kintor Pharmaceutical Ltd.	3,250,500	5,156
	Hoymiles Power Electronics Inc. Class A	43,001	5,150
	China National Nuclear Power Co. Ltd. Class A	6,213,776	5,143
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	1,426,263	5,125
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	296,786	5,106
	Jiangsu Zhongtian Technology Co. Ltd. Class A	1,692,264	5,102
*	Topchoice Medical Corp. Class A	302,579	5,097
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,199,400	5,088
*	China Common Rich Renewable Energy Investments Ltd.	206,154,000	5,084
	Shanghai International Port Group Co. Ltd. Class A	7,164,734	5,082
*,1,2	Microport Cardioflow Medtech Corp.	16,601,000	5,043
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	1,115,500	5,030
	Anjoy Foods Group Co. Ltd. Class A	272,798	5,030
*,1,2	Peijia Medical Ltd.	6,036,000	5,000
	NAURA Technology Group Co. Ltd. Class A	137,400	4,989
	China Reinsurance Group Corp. Class H	94,101,940	4,975
[2]	Tiangong International Co. Ltd.	17,907,224	4,971
	Aluminum Corp. of China Ltd. Class A	9,376,800	4,971
	YongXing Special Materials Technology Co. Ltd. Class A (XSHE)	308,468	4,928

13

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Weifu High-Technology Group Co. Ltd. Class B	3,239,449	4,920
	China National Software & Service Co. Ltd. Class A (XSSC)	494,434	4,919
*	Hainan Meilan International Airport Co. Ltd.	3,161,000	4,909
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,983,500	4,906
	China CSSC Holdings Ltd. Class A (XSHG)	1,341,500	4,888
*	Fushun Special Steel Co. Ltd. Class A	1,960,890	4,882
	Xinjiang Daqo New Energy Co. Ltd. Class A	697,728	4,871
*	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,745,724	4,867
*	National Silicon Industry Group Co. Ltd. Class A	1,744,270	4,859
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	3,131,504	4,846
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,453,713	4,846
	Chengxin Lithium Group Co. Ltd. Class A	812,074	4,833
	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	4,814
*,2	Seazen Group Ltd.	29,856,101	4,796
	Founder Securities Co. Ltd. Class A	5,520,913	4,795
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	3,097,198	4,793
	Bank of Hangzhou Co. Ltd. Class A	2,885,351	4,787
*	Yunnan Yuntianhua Co. Ltd. Class A	1,731,800	4,786
	China BlueChemical Ltd. Class H	25,064,568	4,784
	Bloomage Biotechnology Corp. Ltd. Class A	327,308	4,774
*	Seres Group Co. Ltd. Class A	759,128	4,769
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	55,781,595	4,755
*,2	Helens International Holdings Co. Ltd.	4,928,500	4,735
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	209,902	4,730
	Canvest Environmental Protection Group Co. Ltd.	7,672,840	4,724
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	4,710
	China Overseas Grand Oceans Group Ltd.	16,625,142	4,697
	Zhejiang NHU Co. Ltd. Class A (XSSC)	1,906,094	4,678
*,2	Yatsen Holding Ltd. ADR	4,138,932	4,677
	Bethel Automotive Safety Systems Co. Ltd. Class A	390,920	4,676
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,573,068	4,673
*,1,2	Linklogis Inc. Class B	13,351,500	4,662
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	547,750	4,653
	Angang Steel Co. Ltd. Class H	22,388,652	4,645
	Hengtong Optic-electric Co. Ltd. Class A	1,733,305	4,637
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,111,784	4,633
*	Wintime Energy Co. Ltd. Class A	21,641,900	4,629
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,534,400	4,626
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,204,699	4,622
	China Oriental Group Co. Ltd.	33,219,736	4,611
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	425,820	4,605
	China Everbright Bank Co. Ltd. Class A (XSHG)	12,300,000	4,589
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	321,700	4,569
	Shenzhen Investment Ltd.	33,465,262	4,560
	Bank of Communications Co. Ltd. Class A (XSHG)	7,470,900	4,559
[1]	Shandong Gold Mining Co. Ltd. Class H	2,865,950	4,555
[2]	China Nonferrous Mining Corp. Ltd.	12,570,000	4,554
	Anhui Expressway Co. Ltd. Class H	7,116,097	4,548
	China Railway Group Ltd. Class A (XSHG)	6,639,029	4,542
	China Jushi Co. Ltd. Class A	2,826,619	4,538
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	677,294	4,531
	Zangge Mining Co. Ltd. Class A	1,209,800	4,514
		Shares	Market Value• ($000)
	GigaDevice Semiconductor Inc. Class A	398,089	4,499
	YTO Express Group Co. Ltd. Class A	1,732,100	4,482
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	4,461
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	4,461
	Haohua Chemical Science & Technology Co. Ltd.	757,270	4,454
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	982,699	4,432
	Hoshine Silicon Industry Co. Ltd. Class A	338,200	4,429
[1]	Genertec Universal Medical Group Co. Ltd.	10,591,668	4,427
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,990,662	4,426
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	4,424
	Tong Ren Tang Technologies Co. Ltd. Class H	8,619,132	4,423
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	391,986	4,401
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,128,890	4,398
	Yuexiu REIT	25,568,690	4,396
[1]	AsiaInfo Technologies Ltd.	3,666,000	4,380
	Gemdale Properties & Investment Corp. Ltd.	79,762,000	4,370
	Zhejiang Juhua Co. Ltd. Class A	2,022,362	4,356
	Bank of Jiangsu Co. Ltd. Class A	4,582,387	4,348
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	898,081	4,345
	Sun Art Retail Group Ltd.	27,282,500	4,341
	Livzon Pharmaceutical Group Inc. Class H	1,656,853	4,337
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	4,324
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,605,828	4,324
*	Industrial Securities Co. Ltd. Class A	5,763,904	4,319
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	1,786,485	4,310
*,1,2	Ascentage Pharma Group International	2,159,700	4,300
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	641,800	4,294
*	GD Power Development Co. Ltd. Class A (XSHG)	7,153,216	4,287
	Iflytek Co. Ltd. Class A	888,950	4,278
[2]	Poly Property Group Co. Ltd.	27,257,038	4,271
	Baoshan Iron & Steel Co. Ltd. Class A	6,462,184	4,267
	Zhejiang Supcon Technology Co. Ltd. Class A	320,398	4,249
	LB Group Co. Ltd. Class A (XSHE)	2,000,307	4,222
	Huayu Automotive Systems Co. Ltd. Class A	1,830,816	4,208
	AECC Aero-Engine Control Co. Ltd. Class A	1,020,000	4,202
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A (XSHG)	91,321	4,201
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,589,531	4,199
	Bank of Nanjing Co. Ltd. Class A (XSHG)	2,953,576	4,181
*	Shandong Chenming Paper Holdings Ltd. Class B	14,688,346	4,177
	CGN New Energy Holdings Co. Ltd.	15,546,000	4,176
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	4,168
*	Towngas Smart Energy Co. Ltd.	11,891,000	4,165
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	976,653	4,146
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,372,130	4,137
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	2,592,395	4,136
	Joinn Laboratories China Co. Ltd. Class A	524,232	4,113
*,3	China Zhongwang Holdings Ltd.	19,211,219	4,112
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	4,093
*	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,089
*	Huaneng Power International Inc. Class A (XSSC)	4,445,997	4,086
	TBEA Co. Ltd. Class A (XSHG)	1,454,069	4,075
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,704,958	4,061

14

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	4,060
	Bank of Chongqing Co. Ltd. Class H	8,943,066	4,057
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,703,004	4,043
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	16,888,846	4,039
	Jiangsu King's Luck Brewery JSC Ltd. Class A	781,815	4,009
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,934,221	4,005
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	8,847,460	4,002
	China Railway Group Ltd. Class A (XSSC)	5,847,514	4,002
	China Resources Medical Holdings Co. Ltd.	8,342,289	3,985
	Ningbo Shanshan Co. Ltd. Class A	1,617,618	3,984
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	3,969
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	3,969
	Guangdong Haid Group Co. Ltd. Class A	501,059	3,967
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,539,745	3,959
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	944,824	3,953
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,581,088	3,951
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	179,700	3,949
	iRay Technology Co. Ltd. Class A	55,809	3,947
*	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	2,069,847	3,944
	Ninestar Corp. Class A (XSHE)	498,987	3,917
[2,3]	Shimao Group Holdings Ltd.	20,458,923	3,910
	Ming Yang Smart Energy Group Ltd. Class A	1,136,006	3,888
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	3,878
	COSCO SHIPPING Holdings Co. Ltd. Class A	2,515,538	3,877
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	3,875
*	SOHO China Ltd.	26,396,030	3,869
	Meihua Holdings Group Co. Ltd. Class A	3,094,000	3,850
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	3,824
	Yunnan Energy New Material Co. Ltd.	187,200	3,797
	Sinopec Kantons Holdings Ltd.	14,042,976	3,792
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,641,502	3,782
	Yuexiu Transport Infrastructure Ltd.	9,658,501	3,781
*,1,2,3	Evergrande Property Services Group Ltd.	59,237,000	3,773
*	Skshu Paint Co. Ltd. Class A	315,048	3,762
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	3,756
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	3,750
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	1,571,280	3,737
	By-health Co. Ltd. Class A	1,553,906	3,737
	Lonking Holdings Ltd.	27,155,868	3,736
*	Kingsoft Cloud Holdings Ltd. ADR	1,474,073	3,729
*	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	3,709
*,2	Agile Group Holdings Ltd.	19,461,226	3,702
[2,3]	CIFI Holdings Group Co. Ltd.	57,199,330	3,702
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	2,433,016	3,685
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	3,682
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	3,680
	China Vanke Co. Ltd. Class A (XSEC)	1,977,298	3,665
[2]	Ming Yuan Cloud Group Holdings Ltd.	7,932,000	3,653
		Shares	Market Value• ($000)
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	1,084,641	3,645
	ENN Natural Gas Co. Ltd. Class A	1,709,231	3,641
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	530,690	3,633
	Yintai Gold Co. Ltd. Class A (XSHE)	1,843,853	3,631
*	Youngy Co. Ltd. Class A	239,500	3,628
[2]	China Modern Dairy Holdings Ltd.	35,493,299	3,613
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	127,745	3,607
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	506,466	3,598
	Xiamen Faratronic Co. Ltd. Class A	148,115	3,586
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	3,581
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	6,708,393	3,575
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	3,566
	Hangzhou Silan Microelectronics Co. Ltd. Class A	823,870	3,555
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	1,500,200	3,554
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,973,302	3,539
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	3,534
	Dajin Heavy Industry Co. Ltd. Class A	538,200	3,532
*	Sichuan New Energy Power Co. Ltd.	1,366,478	3,530
	Guosen Securities Co. Ltd. Class A (XSHE)	2,965,341	3,510
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	434,400	3,498
	Sieyuan Electric Co. Ltd. Class A	758,700	3,484
	Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	3,482
	Ingenic Semiconductor Co. Ltd. Class A	372,616	3,469
*	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,750,387	3,459
	AIMA Technology Group Co. Ltd. Class A	421,369	3,452
	Hongfa Technology Co. Ltd. Class A (XSHG)	729,168	3,437
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	1,483,075	3,434
*,1,2	Mobvista Inc.	6,641,000	3,420
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	130,100	3,416
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	3,415
*	TCL Electronics Holdings Ltd.	8,928,329	3,411
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,570,891	3,411
	Liaoning Port Co. Ltd. Class A	15,634,408	3,408
	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	3,405
*	Fujian Kuncai Material Technology Co. Ltd. Class A	427,100	3,402
	Gemdale Corp. Class A	3,158,608	3,400
	Lee & Man Paper Manufacturing Ltd.	11,211,000	3,399
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	2,012,600	3,394
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	480,947	3,384
	Hangzhou Oxygen Plant Group Co. Ltd.	586,150	3,378
*	Lingyi iTech Guangdong Co. Class A (XSHE)	5,198,300	3,372
	Gongniu Group Co. Ltd. Class A	205,153	3,369
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,065,310	3,363
	Xiamen C & D Inc. Class A (XSHG)	2,041,900	3,357
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,066,512	3,356
*,2	Cosmopolitan International Holdings Ltd.	21,916,000	3,349
*,2	Li Auto Inc. Class A	486,845	3,344

15

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Gotion High-tech Co. Ltd. Class A	806,600	3,335
	Yunnan Baiyao Group Co. Ltd. Class A	445,330	3,331
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	3,319
	Luxshare Precision Industry Co. Ltd. Class A	851,486	3,313
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,164,418	3,312
	JiuGui Liquor Co. Ltd. Class A (XSHE)	236,200	3,308
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	2,081,892	3,305
	Ningbo Zhoushan Port Co. Ltd. Class A	6,931,463	3,299
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	3,298
	Hundsun Technologies Inc. Class A (XSHG)	575,359	3,295
	Xiamen Tungsten Co. Ltd. Class A	1,195,359	3,290
[2]	Kangji Medical Holdings Ltd.	4,062,500	3,281
	Sunresin New Materials Co. Ltd. Class A	312,499	3,276
	Wuxi Autowell Technology Co. Ltd. Class A	75,037	3,274
	Wuhan DR Laser Technology Corp. Ltd. Class A	146,688	3,267
	Heilongjiang Agriculture Co. Ltd. Class A	1,726,271	3,266
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	3,261
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	3,246
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	872,491	3,223
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	3,214
	3peak Inc. Class A	90,605	3,193
	Huaxin Cement Co. Ltd. Class H	3,686,500	3,183
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	3,180
*,2,3	China Dili Group	38,445,940	3,173
*	Nanjing Tanker Corp. Class A	4,944,900	3,171
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	3,166
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	270,828	3,166
	Gotion High-tech Co. Ltd. Class A (XSHE)	764,769	3,162
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,094,133	3,161
*	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	3,153
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	945,500	3,148
	Andon Health Co. Ltd. Class A	465,756	3,147
	Sonoscape Medical Corp. Class A	401,567	3,144
	Guanghui Energy Co. Ltd. Class A (XSHG)	2,225,403	3,135
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	4,269,291	3,134
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	418,124	3,131
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	1,310,729	3,129
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	2,257,300	3,123
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	3,120
[2]	Guangzhou R&F Properties Co. Ltd. Class H	22,811,936	3,112
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	8,991,992	3,112
	CMOC Group Ltd. Class A (XSHG)	5,460,600	3,108
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	3,104
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	727,040	3,103
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	3,087
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A (XSHE)	157,500	3,087
*	Amlogic Shanghai Co. Ltd. Class A	392,642	3,086
	Caitong Securities Co. Ltd. Class A	3,136,565	3,079
*	Harbin Electric Co. Ltd. Class H	9,081,875	3,066
		Shares	Market Value• ($000)
	Sinofibers Technology Co. Ltd. Class A	403,400	3,057
*	Risen Energy Co. Ltd. Class A	898,500	3,044
	Haitong Securities Co. Ltd. Class A (XSHG)	2,619,100	3,033
	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,796,263	3,029
[2]	Comba Telecom Systems Holdings Ltd.	21,568,130	3,024
	Huaneng Lancang River Hydropower Inc. Class A	3,454,700	3,020
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	3,017
*,1,2	Yidu Tech Inc.	5,913,100	3,001
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	511,820	2,982
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	8,176,646	2,982
	Shengyi Technology Co. Ltd. Class A	1,562,060	2,973
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	2,970
[1]	Joinn Laboratories China Co. Ltd. Class H	916,160	2,970
	Jiangsu Cnano Technology Co. Ltd. Class A	226,386	2,966
	Bank of Changsha Co. Ltd. Class A	3,355,488	2,964
	CMOC Group Ltd. Class A (XSSC)	5,201,011	2,962
	GF Securities Co. Ltd. Class H	2,908,000	2,959
*,1,2	Ocumension Therapeutics	3,205,215	2,954
	Ovctek China Inc. Class A (XSHE)	723,242	2,945
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	2,945
	Power Construction Corp. of China Ltd. Class A (XSHG)	3,044,102	2,943
	BBMG Corp. Class H	28,480,781	2,938
	Tongkun Group Co. Ltd. Class A	1,765,399	2,937
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	2,936
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	2,935
	Eastroc Beverage Group Co. Ltd. Class A	137,951	2,932
	JCET Group Co. Ltd. Class A (XSHG)	885,051	2,924
	Changjiang Securities Co. Ltd. Class A (XSHE)	4,061,524	2,908
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	2,907
	Hithink RoyalFlush Information Network Co. Ltd. Class A	248,559	2,906
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	1,672,286	2,904
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	431,300	2,899
	Youngor Group Co. Ltd. Class A	3,513,572	2,881
	AVIC Industry-Finance Holdings Co. Ltd. Class A	6,912,445	2,874
	Levima Advanced Materials Corp. Class A	639,500	2,871
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	776,605	2,869
	Hualan Biological Engineering Inc. Class A (XSHE)	1,178,775	2,868
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	2,862
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	2,855
*	Dada Nexus Ltd. ADR	922,324	2,850
	Nanjing Securities Co. Ltd. Class A	2,619,750	2,849
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	976,814	2,846
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	2,845
[1,2]	Hope Education Group Co. Ltd.	46,036,000	2,844
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	61,994	2,841
	Consun Pharmaceutical Group Ltd.	7,577,000	2,838
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	2,836
	Sichuan Chuantou Energy Co. Ltd. Class A	1,870,661	2,834
	China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	2,831
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	2,828

16

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Riyue Heavy Industry Co. Ltd. Class A	930,460	2,823
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,874,000	2,820
	People's Insurance Co. Group of China Ltd. Class A	4,238,699	2,820
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	2,818
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	2,813
	Satellite Chemical Co. Ltd. Class A (XSEC)	1,650,688	2,808
	Aisino Corp. Class A	1,818,119	2,807
	Sinocare Inc. Class A	543,300	2,799
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	2,798
*	I-Mab ADR	754,085	2,798
	GCL Energy Technology Co. Ltd.	1,499,000	2,797
	New China Life Insurance Co. Ltd. Class A (XSHG)	869,000	2,795
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	347,387	2,787
*,2	Zhuguang Holdings Group Co. Ltd.	34,095,000	2,784
	Rongsheng Petrochemical Co. Ltd. Class A (XSHE)	1,892,544	2,781
*	Tibet Mineral Development Co. Class A	522,300	2,774
*	Seazen Holdings Co. Ltd. Class A (XSHG)	1,532,273	2,774
*	New Hope Liuhe Co. Ltd. Class A	1,562,521	2,770
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	2,769
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	2,766
	Raytron Technology Co. Ltd. Class A	423,045	2,762
	Bank of Shanghai Co. Ltd. Class A	3,607,933	2,761
*,2	GOME Retail Holdings Ltd.	169,020,708	2,758
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	2,757
	State Grid Yingda Co. Ltd. Class A (XSHG)	4,170,801	2,754
*,2	CMGE Technology Group Ltd.	17,572,000	2,754
	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	2,748
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	75,564	2,745
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	2,062,400	2,741
	Sangfor Technologies Inc. Class A	158,382	2,733
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	11,321,540	2,732
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	2,732
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	703,250	2,730
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	2,729
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	2,723
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	139,406	2,721
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	2,718
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	2,717
[1,2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	5,261,509	2,716
	Huatai Securities Co. Ltd. Class A (XSHG)	1,651,600	2,713
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	1,178,377	2,709
	XCMG Construction Machinery Co. Ltd. Class A	4,260,700	2,705
	Shenzhen Energy Group Co. Ltd. Class A (XSHE)	3,449,070	2,698
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	2,695
	Kunshan Dongwei Technology Co. Ltd. Class A	133,051	2,692
	Baoji Titanium Industry Co. Ltd. Class A	467,500	2,690
	China Film Co. Ltd. Class A	1,840,805	2,689
	Haitong Securities Co. Ltd. Class A (XSSC)	2,320,517	2,687
	Hubei Dinglong Co. Ltd. Class A	930,908	2,684
		Shares	Market Value• ($000)
*	New Oriental Education & Technology Group Inc.	1,145,800	2,683
	Hunan Changyuan Lico Co. Ltd. Class A	1,294,560	2,683
*	China Zheshang Bank Co. Ltd. Class A	7,086,700	2,681
	Sichuan Hebang Biotechnology Co. Ltd. Class A	6,765,963	2,678
	JCET Group Co. Ltd. Class A	810,044	2,676
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSHE)	770,148	2,674
	Sino-Ocean Group Holding Ltd.	40,254,589	2,669
	Huangshan Tourism Development Co. Ltd. Class B	3,809,153	2,665
	Yunnan Aluminium Co. Ltd. Class A	2,118,152	2,665
	Keda Industrial Group Co. Ltd. Class A (XSHG)	1,246,500	2,663
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,850,726	2,654
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,646
	Autohome Inc. Class A	395,268	2,643
	Beijing Enlight Media Co. Ltd. Class A	2,857,603	2,639
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	2,639
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	2,635
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	2,633
	CECEP Wind-Power Corp. Class A	4,471,516	2,629
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,330,600	2,623
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	2,623
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,619
	GoerTek Inc. Class A	880,828	2,615
	Thunder Software Technology Co. Ltd. Class A (XSHE)	193,027	2,615
*	Shandong Yulong Gold Co. Ltd. Class A	800,400	2,613
	Zhejiang NHU Co. Ltd. Class A	1,062,792	2,609
	Zhejiang Longsheng Group Co. Ltd. Class A	2,103,550	2,606
	Everbright Securities Co. Ltd. Class A (XSHG)	1,350,600	2,606
[1]	China New Higher Education Group Ltd.	11,365,000	2,606
*,1,2	Redco Properties Group Ltd.	12,241,640	2,604
	AVICOPTER plc Class A	431,702	2,602
	AVIC Electromechanical Systems Co. Ltd. Class A	1,620,145	2,598
	Kingsemi Co. Ltd. Class A	75,778	2,598
	GigaDevice Semiconductor Inc. Class A (XSHG)	229,390	2,593
*	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	2,593
*	Vantone Neo Development Group Co. Ltd.	2,028,010	2,591
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	741,458	2,587
	Kehua Data Co. Ltd. Class A	440,300	2,579
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	2,578
	Suplet Power Co. Ltd. Class A	356,729	2,573
	West China Cement Ltd.	28,426,438	2,571
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	2,571
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	2,569
[1]	Red Star Macalline Group Corp. Ltd. Class H	10,158,170	2,567
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	2,561
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	2,554
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	2,553
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,547
[1]	Pharmaron Beijing Co. Ltd. Class H	755,249	2,547
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	2,540

17

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Supor Co. Ltd. Class A	462,619	2,540
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	175,673	2,538
	Shanghai Medicilon Inc. Class A	83,512	2,536
	China National Accord Medicines Corp. Ltd. Class B	1,183,887	2,535
	GEM Co. Ltd. Class A	2,485,886	2,535
	Dongfang Electric Corp. Ltd. Class A (XSHG)	795,900	2,535
*	LexinFintech Holdings Ltd. ADR	1,863,326	2,534
	Beijing Roborock Technology Co. Ltd. Class A	78,397	2,534
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,701,406	2,525
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	2,524
	Guolian Securities Co. Ltd. Class A	1,966,900	2,522
	Ningbo Xusheng Auto Technology Co. Ltd. Class A	535,074	2,521
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,571,541	2,518
	China Baoan Group Co. Ltd. Class A (XSHE)	1,584,916	2,514
*,1,2	CStone Pharmaceuticals	5,822,500	2,508
	Sinolink Securities Co. Ltd. Class A	2,313,400	2,507
*	Xi'an Bright Laser Technologies Co. Ltd. Class A	111,241	2,495
*,1,2	China Renaissance Holdings Ltd.	3,288,200	2,493
	Yangling Metron New Material Inc. Class A	366,100	2,491
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,790,591	2,490
	Satellite Chemical Co. Ltd. Class A	1,460,074	2,485
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	2,483
*	Qi An Xin Technology Group Inc. Class A	288,086	2,483
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	3,761,600	2,481
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,444,460	2,481
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	2,481
	China Shineway Pharmaceutical Group Ltd.	4,122,885	2,478
*	Hi Sun Technology China Ltd.	24,876,186	2,477
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	199,600	2,462
	Oppein Home Group Inc. Class A	220,397	2,462
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	2,461
	China Foods Ltd.	9,653,153	2,460
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	2,458
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,214,000	2,458
	Jingjin Equipment Inc. Class A	575,626	2,446
*	Sinopec Oilfield Service Corp. Class A (XSHG)	9,698,700	2,444
*	Fangda Carbon New Material Co. Ltd. Class A	2,963,392	2,443
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,326,804	2,440
	Chongqing Rural Commercial Bank Co. Ltd. Class A	5,094,200	2,437
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	2,434
	SooChow Securities Co. Ltd. Class A	2,704,898	2,431
	Gaona Aero Material Co. Ltd. Class A (XSHE)	331,600	2,431
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,221,531	2,426
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	586,842	2,420
	Shanghai Haixin Group Co. Class B	7,814,763	2,419
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	2,416
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	2,411
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	2,408
[2]	China Kepei Education Group Ltd.	9,782,000	2,405
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	920,827	2,404
		Shares	Market Value• ($000)
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	2,404
	NavInfo Co. Ltd. Class A (XSHE)	1,474,200	2,398
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,202,860	2,393
*,3	China Huiyuan Juice Group Ltd.	9,298,137	2,393
*	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,390
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	535,915	2,389
	Xingda International Holdings Ltd.	12,233,093	2,370
*	Sinofert Holdings Ltd.	23,790,032	2,363
	Qingdao Gaoce Technology Co. Ltd. Class A	199,382	2,361
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	2,358
	Changchun High & New Technology Industry Group Inc. Class A	105,950	2,357
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	2,354
	State Grid Information & Communication Co. Ltd.	1,141,900	2,346
	Quectel Wireless Solutions Co. Ltd. Class A	165,950	2,344
*	Guangshen Railway Co. Ltd. Class H	17,995,093	2,341
	CNOOC Energy Technology & Services Ltd. Class A	5,988,500	2,336
*	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,334
	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,154,760	2,334
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,808,544	2,330
	Westone Information Industry Inc. Class A (XSHE)	466,379	2,326
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	2,322
	Bank of Guiyang Co. Ltd. Class A	3,247,127	2,320
*,1,2	Meitu Inc.	26,762,436	2,317
	Shanghai Bailian Group Co. Ltd. Class B	3,514,156	2,316
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	1,311,701	2,314
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,340,895	2,312
	Hangzhou Lion Electronics Co. Ltd. Class A (XSSC)	392,873	2,312
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	2,311
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	2,310
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	176,320	2,309
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	2,307
	Jiangsu Yangnong Chemical Co. Ltd. Class A	182,100	2,306
	KBC Corp. Ltd. Class A	68,146	2,306
	Beijing New Building Materials plc Class A	846,297	2,304
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	2,301
*	DBAPP Security Ltd. Class A	81,099	2,301
*	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	2,300
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	2,295
	Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	2,294
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSHE)	1,152,267	2,293
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	2,764,996	2,289
	Yonghui Superstores Co. Ltd. Class A	5,589,740	2,287
	C&D Property Management Group Co. Ltd.	6,127,000	2,287
	Shui On Land Ltd.	24,922,500	2,286
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,054,888	2,286
	China Lilang Ltd.	5,284,865	2,284
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,278

18

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	IKD Co. Ltd. Class A	876,400	2,277
	Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	2,276
	Suzhou Nanomicro Technology Co. Ltd. Class A	289,463	2,273
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	2,265
[2]	CIFI Ever Sunshine Services Group Ltd.	10,268,000	2,264
	BBMG Corp. Class A (XSSC)	7,076,779	2,263
*	Roshow Technology Co. Ltd. Class A	1,598,800	2,262
	Beijing Shougang Co. Ltd. Class A	4,822,961	2,258
	Jiangxi Copper Co. Ltd. Class A	1,066,444	2,254
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	2,249
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	2,248
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	2,247
*,2,3	Fire Rock Holdings Ltd.	31,479,500	2,246
	Eastern Air Logistics Co. Ltd. Class A	1,069,791	2,244
	Digital China Group Co. Ltd. Class A	611,901	2,243
	First Capital Securities Co. Ltd. Class A	2,937,900	2,241
	Focus Media Information Technology Co. Ltd. Class A	3,634,217	2,236
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	72,895	2,228
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,010,164	2,222
	GEM Co. Ltd. Class A (XSHE)	2,179,354	2,222
	Jafron Biomedical Co. Ltd. Class A (XSHE)	510,690	2,219
*	CETC Acoustic-Optic-Electronic Technology Inc.	1,121,700	2,219
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	617,400	2,218
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	2,213
	Beijing Yanjing Brewery Co. Ltd. Class A (XSHE)	1,888,480	2,209
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	2,209
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,162,746	2,204
	Zhejiang Huayou Cobalt Co. Ltd. Class A	294,021	2,199
	Thunder Software Technology Co. Ltd. Class A	162,200	2,197
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	2,195
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	2,193
	Leader Harmonious Drive Systems Co. Ltd. Class A	138,410	2,193
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	2,183
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	505,200	2,180
*	HUYA Inc. ADR	1,163,443	2,176
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	70,949	2,172
	APT Medical Inc. Class A	45,976	2,164
	Jiangsu Azure Corp.	1,053,150	2,163
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	137,000	2,159
	Anhui Guangxin Agrochemical Co. Ltd. Class A	530,740	2,158
	China Coal Energy Co. Ltd. Class A (XSHG)	1,786,300	2,157
	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	2,157
	XTC New Energy Materials Xiamen Co. Ltd. Class A	181,063	2,153
*	Kaishan Group Co. Ltd. Class A	934,508	2,143
	Dian Diagnostics Group Co. Ltd. Class A	561,937	2,143
[1,2]	Medlive Technology Co. Ltd.	2,477,500	2,138
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	274,775	2,137
	Shanghai Huayi Group Co. Ltd. Class B	3,631,343	2,136
*	Elion Energy Co. Ltd. Class A	3,447,450	2,136
		Shares	Market Value• ($000)
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	3,013,800	2,136
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	2,131
	Beijing New Building Materials plc Class A (XSHE)	778,200	2,119
*,2	Zhihu Inc. ADR	2,141,061	2,118
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,115
*	Bohai Leasing Co. Ltd. Class A	7,007,000	2,112
	ZWSOFT Co. Ltd. Guangzhou Class A	68,321	2,112
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,109
	Health & Happiness H&H International Holdings Ltd.	2,235,951	2,108
	Zhejiang HangKe Technology Inc. Co. Class A	306,945	2,108
	China Meheco Co. Ltd. Class A (XSHG)	1,217,580	2,105
*,2	Q Technology Group Co. Ltd.	5,321,424	2,101
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	2,101
*,2,3	China Aoyuan Group Ltd.	18,610,071	2,098
	China Railway Hi-tech Industry Co. Ltd. Class A	2,058,665	2,095
	Wencan Group Co. Ltd. Class A	229,786	2,094
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,100,500	2,092
[2]	Tian Lun Gas Holdings Ltd.	5,837,000	2,089
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	3,280,815	2,083
*,2,3	National Agricultural Holdings Ltd.	13,680,292	2,074
*	Saturday Co. Ltd. Class A	897,804	2,073
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,149,360	2,072
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	2,070
	Founder Securities Co. Ltd. Class A (XSHG)	2,383,190	2,070
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	2,067
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,448,300	2,065
	Taiji Computer Corp. Ltd. Class A	556,906	2,064
	JNBY Design Ltd.	2,616,500	2,061
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	2,061
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	2,060
	SDIC Capital Co. Ltd. Class A	2,601,024	2,057
*,1,2	Maoyan Entertainment	3,526,400	2,057
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	2,057
*	Shanghai Milkground Food Tech Co. Ltd. Class A	535,843	2,057
*	Antong Holdings Co. Ltd. Class A	4,305,231	2,055
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	2,055
	Yunnan Copper Co. Ltd. Class A	1,359,300	2,053
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,052
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	2,049
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	2,048
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,047
	Great Wall Motor Co. Ltd. Class A	511,738	2,046
*	DouYu International Holdings Ltd. ADR	2,041,762	2,042
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	744,387	2,040
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	1,304,920	2,034
	Huizhou Desay Sv Automotive Co. Ltd. Class A	142,900	2,030
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	2,027

19

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	2,019
	Beijing Tongtech Co. Ltd. Class A	559,680	2,018
*	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	2,011
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,011
[3]	Nuode New Materials Co. Ltd. Class A	1,516,200	2,008
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	2,008
	Zhuhai Huafa Properties Co. Ltd. Class A	1,712,126	2,007
	Xianhe Co. Ltd. Class A	601,745	2,007
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,344,614	2,004
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	480,685	2,003
	Guosen Securities Co. Ltd. Class A	1,690,321	2,001
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	2,001
	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,998
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	1,994
	Southwest Securities Co. Ltd. Class A	3,922,781	1,992
	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	1,991
	Chengdu Xingrong Environment Co. Ltd. Class A	3,004,200	1,986
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	1,982
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,168,509	1,980
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	1,978
	Wuxi NCE Power Co. Ltd. Class A	177,184	1,975
	China Tungsten & Hightech Materials Co. Ltd. Class A	997,660	1,971
[2]	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	1,968
	Oriental Energy Co. Ltd. Class A	1,745,621	1,968
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	1,965
*	China Railway Materials Co. Ltd. Class A	5,596,500	1,963
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	1,061,535	1,959
	China Kings Resources Group Co. Ltd. Class A	311,282	1,959
*,2	China High Speed Transmission Equipment Group Co. Ltd.	4,814,934	1,957
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	1,953
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	1,948
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	1,948
	Shenzhen Airport Co. Ltd. Class A	2,247,484	1,946
	Hesteel Co. Ltd. Class A	6,546,383	1,945
[1,2]	Midea Real Estate Holding Ltd.	2,775,600	1,940
	Zhongtai Securities Co. Ltd. Class A	2,215,700	1,936
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	1,933
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	1,928
	Orient Securities Co. Ltd. Class A (XSHG)	1,806,104	1,926
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	1,925
	Wuchan Zhongda Group Co. Ltd. Class A	3,360,100	1,922
*	Flat Glass Group Co. Ltd. Class A	408,700	1,921
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	5,071,155	1,920
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	1,913
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,913
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,912
		Shares	Market Value• ($000)
*	Industrial Securities Co. Ltd. Class A (XSHG)	2,552,147	1,912
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,911
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	1,866,050	1,906
	Western Securities Co. Ltd. Class A (XSHE)	2,321,451	1,902
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,550,329	1,902
*	Wanda Film Holding Co. Ltd. Class A (XSEC)	1,373,150	1,900
	Offshore Oil Engineering Co. Ltd. Class A	2,941,170	1,894
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	923,910	1,894
*	Guocheng Mining Co. Ltd. Class A	870,800	1,891
	East Group Co. Ltd. Class A	1,984,000	1,890
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	1,890
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	1,883
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,405,876	1,882
	Neusoft Corp. Class A	1,243,366	1,882
*	Spring Airlines Co. Ltd. Class A (XSHG)	282,200	1,882
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	1,882
*	KWG Group Holdings Ltd.	19,386,297	1,876
	INESA Intelligent Tech Inc. Class B	4,064,822	1,873
	Porton Pharma Solutions Ltd. Class A (XSEC)	321,250	1,873
	Sinoma International Engineering Co. Class A	1,595,522	1,872
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	1,872
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,641,910	1,870
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,869
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	1,867
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	1,867
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	1,183,731	1,865
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	679,970	1,864
*	STO Express Co. Ltd. Class A (XSHE)	1,212,376	1,864
	Wangfujing Group Co. Ltd. Class A (XSHG)	672,251	1,862
[1,2]	China East Education Holdings Ltd.	5,908,000	1,861
[2]	Central China Securities Co. Ltd. Class H	15,354,000	1,858
	Chacha Food Co. Ltd. Class A	305,721	1,856
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	1,851
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,851
	Wolong Electric Group Co. Ltd. Class A	1,084,833	1,850
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	4,404,621	1,850
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	1,844
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	152,414	1,840
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	1,839
	Perfect World Co. Ltd. Class A	1,178,410	1,838
*	Shanghai Electric Power Co. Ltd. Class A	1,459,223	1,838
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	1,838
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	1,836
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	1,833
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,816,000	1,831
	Goke Microelectronics Co. Ltd. Class A	176,849	1,831
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	1,827
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	692,700	1,827
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	267,380	1,825
	Henan Shuanghui Investment & Development Co. Ltd. Class A	582,809	1,820
	Shenzhen Topband Co. Ltd. Class A	1,179,400	1,820

20

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,820
*,2	Ausnutria Dairy Corp. Ltd.	3,861,000	1,818
*,2	Shandong Hi-Speed New Energy Group Ltd.	268,597,198	1,814
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	1,814
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	1,808
	TCL Technology Group Corp. Class A	3,365,000	1,807
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	1,807
	Humanwell Healthcare Group Co. Ltd. Class A	656,207	1,807
	Sichuan Expressway Co. Ltd. Class H	8,745,276	1,806
	Electric Connector Technology Co. Ltd. Class A	358,005	1,806
	Chengtun Mining Group Co. Ltd. Class A	2,370,362	1,805
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	482,625	1,797
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	1,796
*	FIH Mobile Ltd.	21,996,000	1,794
*,1,2	Ascletis Pharma Inc.	6,103,000	1,794
	Weihai Guangwei Composites Co. Ltd. Class A	168,500	1,793
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	802,256	1,792
*,1,2	Shimao Services Holdings Ltd.	11,145,000	1,790
	Zhefu Holding Group Co. Ltd. Class A	3,328,400	1,788
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,787
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A (XSHE)	2,258,900	1,786
	Intco Medical Technology Co. Ltd. Class A	609,870	1,780
	Daan Gene Co. Ltd. Class A (XSHE)	726,179	1,776
	Sineng Electric Co. Ltd. Class A	202,500	1,776
	Sinochem International Corp. Class A (XSSC)	1,871,806	1,775
	Hangzhou Iron & Steel Co. Class A	3,220,086	1,775
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	1,772
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,043,125	1,770
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,765
	Lier Chemical Co. Ltd. Class A	706,221	1,764
	Asymchem Laboratories Tianjin Co. Ltd. Class A	90,199	1,761
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	1,761
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,050,466	1,760
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	352,496	1,757
*,2	EHang Holdings Ltd. ADR	468,060	1,755
	China National Medicines Corp. Ltd. Class A	488,252	1,754
	Hunan Valin Steel Co. Ltd. Class A	3,195,400	1,753
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	1,745
	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	580,426	1,742
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,739
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	419,013	1,738
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	518,100	1,737
	Henan Liliang Diamond Co. Ltd. Class A	104,200	1,737
	Glarun Technology Co. Ltd. Class A	871,649	1,736
	Chinalin Securities Co. Ltd. Class A	924,427	1,734
	Hangcha Group Co. Ltd. Class A	769,580	1,734
	SooChow Securities Co. Ltd. Class A (XSHG)	1,928,121	1,733
*	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,809,744	1,732
	Nanjing Iron & Steel Co. Ltd. Class A	4,130,700	1,729
*	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	1,728
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,728
		Shares	Market Value• ($000)
	Qingdao Sentury Tire Co. Ltd. Class A	485,500	1,728
*	Farasis Energy Gan Zhou Co. Ltd. Class A	506,551	1,727
	Tian Di Science & Technology Co. Ltd. Class A	2,566,939	1,726
	Shanghai Zhonggu Logistics Co. Ltd. Class A	940,400	1,724
	Laobaixing Pharmacy Chain JSC Class A	356,932	1,721
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	1,719
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	1,718
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,714
	China Energy Engineering Corp. Ltd. Class H	17,041,259	1,714
*	Shenzhen Hymson Laser Intelligent Equipments Co. Ltd. Class A	165,875	1,714
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	661,179	1,713
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	382,600	1,706
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,706
	B-Soft Co. Ltd. Class A	1,485,966	1,706
	Do-Fluoride New Materials Co. Ltd. Class A (XSHE)	398,450	1,704
[1,2]	Sunac Services Holdings Ltd.	9,683,903	1,704
	Hangjin Technology Co. Ltd. Class A	424,000	1,702
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	1,702
	Shaanxi International Trust Co. Ltd. Class A	4,298,980	1,696
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,695
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	377,780	1,694
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,691
	Yintai Gold Co. Ltd. Class A	857,780	1,689
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	729,300	1,689
	Sanquan Food Co. Ltd. Class A	873,620	1,685
	Westone Information Industry Inc. Class A	337,394	1,683
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	1,678
	Yunnan Tin Co. Ltd. Class A	1,073,299	1,677
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	1,943,285	1,672
	Tangshan Jidong Cement Co. Ltd. Class A	1,605,300	1,672
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	234,325	1,672
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	1,670
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	882,336	1,666
*	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	1,664
	CNHTC Jinan Truck Co. Ltd. Class A	1,070,339	1,663
	Beijing Originwater Technology Co. Ltd. Class A	2,574,399	1,662
	Zhejiang Chint Electrics Co. Ltd. Class A	476,188	1,661
	Shanghai Huafon Aluminium Corp. Class A	830,700	1,660
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,659
	JA Solar Technology Co. Ltd. Class A	193,060	1,658
	Chengdu Kanghua Biological Products Co. Ltd. Class A	118,050	1,657
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	1,092,253	1,654
	ENN Natural Gas Co. Ltd. Class A (XSHG)	776,269	1,654
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	1,653
	CPMC Holdings Ltd.	3,405,319	1,650
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,650
	Sai Micro Electronics Inc. Class A	693,440	1,648
*	Jinlei Technology Co. Ltd.	253,900	1,648
*	Lifan Technology Group Co. Ltd. Class A	2,815,200	1,641
	China Tianying Inc. Class A	2,471,620	1,635
*	Niu Technologies ADR	623,168	1,633
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	1,631

21

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhuzhou Kibing Group Co. Ltd. Class A	1,513,014	1,630
	Jiangsu ToLand Alloy Co. Ltd. Class A	219,500	1,630
	China Jushi Co. Ltd. Class A (XSHG)	1,014,839	1,629
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	1,626
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,626
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,626
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,624
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,623
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	856,438	1,621
	Bafang Electric Suzhou Co. Ltd. Class A	101,489	1,621
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,617
	China South Publishing & Media Group Co. Ltd. Class A	1,234,249	1,614
	Sichuan Road & Bridge Group Co. Ltd. Class A (XSHG)	1,041,337	1,610
	Hongta Securities Co. Ltd. Class A	1,638,780	1,609
	China South City Holdings Ltd.	33,621,258	1,605
	Shennan Circuits Co. Ltd. Class A	155,817	1,605
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	422,329	1,603
	Suzhou Oriental Semiconductor Co. Ltd. Class A	41,187	1,602
	Nanjing Yunhai Special Metals Co. Ltd. Class A	616,934	1,601
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	1,596
*	Tianqi Lithium Corp. Class A (XSEC)	122,153	1,595
*	TongFu Microelectronics Co. Ltd. Class A	617,991	1,595
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	1,595
	TDG Holdings Co. Ltd. Class A	940,100	1,593
	Guangdong Lyric Robot Automation Co. Ltd. Class A	62,110	1,593
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	1,592
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	1,589
	Chengdu CORPRO Technology Co. Ltd. Class A	390,400	1,588
*	Shanghai DZH Ltd. Class A	1,945,300	1,588
	Caida Securities Co. Ltd. Class A	1,598,300	1,583
	Wuxi Paike New Materials Technology Co. Ltd. Class A	70,300	1,583
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	354,360	1,582
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	1,582
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	2,152,700	1,580
*	Sanwei Holding Group Co. Ltd. Class A	693,030	1,576
	Henan Shenhuo Coal & Power Co. Ltd. Class A	818,700	1,575
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,574
*	Kingnet Network Co. Ltd. Class A	1,947,732	1,572
	Cathay Biotech Inc. Class A	178,529	1,571
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,570
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	1,569
	TangShan Port Group Co. Ltd. Class A	4,553,335	1,568
	Jiangsu Lopal Tech Co. Ltd. Class A (XSHG)	412,501	1,566
	Sichuan Expressway Co. Ltd. Class A (XSSC)	3,088,510	1,565
*,1,2	China Yuhua Education Corp. Ltd.	14,221,676	1,559
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,555
	Guangdong Golden Dragon Development Inc. Class A (XSHE)	892,900	1,554
		Shares	Market Value• ($000)
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSHG)	1,806,254	1,554
	Fibocom Wireless Inc. Class A	604,455	1,554
	Metallurgical Corp. of China Ltd. Class A (XSHG)	3,920,400	1,550
	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,546
	Arctech Solar Holding Co. Ltd. Class A	109,549	1,545
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,539
*	Bank of Zhengzhou Co. Ltd. Class A	4,923,958	1,538
	Zhejiang Dingli Machinery Co. Ltd. Class A	249,400	1,538
	Anhui Huaheng Biotechnology Co. Ltd. Class A	78,469	1,538
	ORG Technology Co. Ltd. Class A	2,362,407	1,536
	Will Semiconductor Co. Ltd. Shanghai Class A	152,325	1,535
	BTG Hotels Group Co. Ltd. Class A	514,100	1,532
	Xiamen Amoytop Biotech Co. Ltd. Class A	282,218	1,529
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	1,526
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,664,745	1,526
*,2	Youdao Inc. ADR	449,765	1,525
	HLA Group Corp. Ltd. (XSSC)	2,598,579	1,524
	CETC Digital Technology Co. Ltd. Class A	526,968	1,524
	Ecovacs Robotics Co. Ltd. Class A	189,700	1,523
	Haier Smart Home Co. Ltd. Class A (XSHG)	532,200	1,519
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	1,206,300	1,517
	Sino Biological Inc. Class A	110,770	1,516
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	465,465	1,515
*	Tuya Inc. ADR	1,693,554	1,513
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,511
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,508
	China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	1,508
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	1,503
[2]	First Tractor Co. Ltd. Class H	3,729,706	1,500
*	JS Corrugating Machinery Co. Ltd. Class A	532,900	1,500
	China Fangda Group Co. Ltd. Class B	5,436,112	1,496
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	1,496
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	417,840	1,491
	Zhejiang Construction Investment Group Co. Ltd. Class A	545,100	1,491
	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,489
	Hunan Zhongke Electric Co. Ltd. Class A (XSHE)	561,600	1,488
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	1,483
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	1,481
*	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	3,443,903	1,480
	BOC International China Co. Ltd. Class A	1,019,327	1,478
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,476
	Yusys Technologies Co. Ltd. Class A	618,780	1,476
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	871,536	1,476
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	42,200	1,475
*,1,2	Viva Biotech Holdings	9,715,500	1,472
	Bank of Chongqing Co. Ltd. Class A	1,626,217	1,471
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,470
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,469
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,469

22

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,469
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	1,465
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	1,465
*	Focused Photonics Hangzhou Inc. Class A	276,196	1,463
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	1,458
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,458
	Shanghai Industrial Urban Development Group Ltd.	25,690,162	1,455
	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,157,000	1,455
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	1,455
*	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	1,452
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,305,740	1,451
	Shanghai Foreign Service Holding Group Co. Ltd. (XSHG)	2,151,600	1,451
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,449
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	606,052	1,449
	SDIC Capital Co. Ltd. Class A (XSHG)	1,831,904	1,449
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	1,447
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	1,447
	Daan Gene Co. Ltd. Class A	591,344	1,446
	Shanghai Construction Group Co. Ltd. Class A	4,103,782	1,446
	Shanghai Jahwa United Co. Ltd. Class A	378,925	1,445
*	Lakala Payment Co. Ltd. Class A	718,400	1,445
	Guizhou Zhenhua E-chem Inc. Class A	206,463	1,444
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	1,436
	Hangzhou Lion Electronics Co. Ltd. Class A (XSHG)	244,052	1,436
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,920,501	1,435
	Foran Energy Group Co. Ltd.	933,470	1,434
	Shanghai Belling Co. Ltd. Class A	575,144	1,432
	China National Software & Service Co. Ltd. Class A (XSHG)	143,780	1,431
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	1,430
	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	1,429
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	1,429
	Angel Yeast Co. Ltd. Class A	286,988	1,427
	Sichuan Yahua Industrial Group Co. Ltd. Class A	388,400	1,426
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	1,426
	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	1,424
	Fujian Sunner Development Co. Ltd. Class A	472,967	1,423
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,422
	Jiangxi Jovo Energy Co. Ltd. Class A	457,600	1,419
	Dong-E-E-Jiao Co. Ltd. Class A	275,700	1,418
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSHE)	1,593,736	1,418
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	1,417
*	China Dongxiang Group Co. Ltd.	47,656,360	1,415
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	361,179	1,415
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	342,082	1,411
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	1,410
	Beijing Capital Development Co. Ltd. Class A	2,014,531	1,409
	Sunstone Development Co. Ltd. Class A	373,000	1,408
		Shares	Market Value• ($000)
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	656,006	1,406
*	Jihua Group Corp. Ltd. Class A	3,491,500	1,405
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	1,405
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,596,869	1,404
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	1,403
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,403
	Yonghui Superstores Co. Ltd. Class A (XSHG)	3,424,195	1,401
	Xinxiang Richful Lube Additive Co. Ltd. Class A (XSHE)	70,500	1,401
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,876,717	1,400
	Hualan Biological Engineering Inc. Class A	574,478	1,398
	Huaan Securities Co. Ltd. Class A (XSHG)	2,312,221	1,398
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	1,397
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	389,536	1,396
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	1,395
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	792,819	1,394
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,393
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,393
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,392
*	Pang Da Automobile Trade Co. Ltd. Class A	9,653,200	1,392
*	NYOCOR Co. Ltd. Class A	1,483,800	1,392
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	325,920	1,391
	Shanghai Tunnel Engineering Co. Ltd. Class A	1,945,380	1,389
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,388
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,386
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,384
	Jade Bird Fire Co. Ltd. Class A	404,593	1,382
*	Tongdao Liepin Group	1,587,800	1,381
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	709,199	1,381
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	1,380
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	1,380
	Shinva Medical Instrument Co. Ltd. Class A	366,248	1,380
	Rongsheng Petrochemical Co. Ltd. Class A	938,504	1,379
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,379
	Jinko Power Technology Co. Ltd. Class A	2,169,800	1,378
	Zhongji Innolight Co. Ltd. Class A	342,986	1,377
	Top Resource Conservation & Environment Corp. Class A	847,100	1,377
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,376
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	1,376
	Jason Furniture Hangzhou Co. Ltd. Class A	331,500	1,375
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	1,374
	Western Mining Co. Ltd. Class A	1,053,500	1,373
	All Winner Technology Co. Ltd. Class A	512,430	1,373
	Unisplendour Corp. Ltd. Class A	580,826	1,367
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,367
	Lao Feng Xiang Co. Ltd. Class A	258,900	1,364
	Sinotrans Ltd. Class A (XSHG)	2,797,395	1,363
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	799,300	1,362

23

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,360
	Joyoung Co. Ltd. Class A	682,392	1,360
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,597,551	1,360
	Topsec Technologies Group Inc. Class A (XSHE)	879,332	1,359
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	683,200	1,358
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,357
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,357
	Winner Medical Co. Ltd. Class A	149,861	1,354
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,353
	Leyard Optoelectronic Co. Ltd. Class A	1,748,173	1,352
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,352
	Kunlun Tech Co. Ltd. Class A	755,856	1,351
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,351
*	Datang International Power Generation Co. Ltd. Class A	3,482,700	1,351
	Angang Steel Co. Ltd. Class A	4,001,702	1,350
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,349
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,348
*	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,346
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	1,346
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	1,346
	Yankershop Food Co. Ltd. Class A	112,100	1,346
	Arcsoft Corp. Ltd. Class A	390,648	1,346
	FAW Jiefang Group Co. Ltd. Class A	1,405,500	1,342
	Do-Fluoride New Materials Co. Ltd. Class A	313,600	1,341
	Sichuan Hexie Shuangma Co. Ltd. Class A (XSHE)	484,900	1,341
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	154,649	1,339
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,332
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	1,331
	Beijing Wandong Medical Technology Co. Ltd. Class A	476,723	1,330
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	815,521	1,330
*,2	Gaotu Techedu Inc. ADR	2,011,059	1,329
*	Zhongmin Energy Co. Ltd. Class A	1,855,427	1,329
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	1,328
*	GalaxyCore Inc. Class A	576,266	1,325
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	1,323
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	494,260	1,322
	QuakeSafe Technologies Co. Ltd.	226,550	1,320
*	Hongda Xingye Co. Ltd. Class A	2,931,800	1,319
	Mango Excellent Media Co. Ltd. Class A	436,899	1,317
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	853,196	1,316
	Archermind Technology Nanjing Co. Ltd. Class A	150,070	1,316
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,313
	Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	1,312
*,2	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	1,312
	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	1,310
	Xiangcai Co. Ltd. Class A	1,488,900	1,310
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	607,279	1,309
		Shares	Market Value• ($000)
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,308
	YGSOFT Inc. Class A (XSHE)	1,431,258	1,307
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,306
*	Mianyang Fulin Precision Co. Ltd. (XSHE)	676,200	1,306
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	1,306
	Chengdu RML Technology Co. Ltd. Class A	113,827	1,305
	Piesat Information Technology Co. Ltd. Class A	105,450	1,304
	Gree Real Estate Co. Ltd. Class A	1,695,100	1,303
	Zhejiang Dahua Technology Co. Ltd. Class A	820,521	1,302
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	1,411,966	1,302
	Wuxi Taiji Industry Co. Ltd. Class A	1,770,531	1,300
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSHE)	163,780	1,300
	Zhejiang Windey Co. Ltd. Class A	526,560	1,300
	Sichuan Swellfun Co. Ltd. Class A	167,033	1,299
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	1,299
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,296
	Sailun Group Co. Ltd. Class A	1,085,915	1,294
	Huafon Chemical Co. Ltd. Class A	1,414,100	1,293
[1,2]	China Everbright Greentech Ltd.	7,923,814	1,292
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,288
	China Baoan Group Co. Ltd. Class A	811,820	1,287
	Western Securities Co. Ltd. Class A	1,569,968	1,286
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,284
	Appotronics Corp. Ltd. Class A	421,869	1,284
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	2,236,157	1,283
*	Wonders Information Co. Ltd. Class A	1,073,100	1,281
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	1,281
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	367,400	1,279
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	1,279
*	Delixi New Energy Technology Co. Ltd. Class A	135,300	1,278
	Shengyi Technology Co. Ltd. Class A (XSHG)	671,118	1,277
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,276
	Jiangsu Linyang Energy Co. Ltd. Class A	1,258,325	1,275
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	1,275
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	2,409,400	1,273
	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,273
	Rockchip Electronics Co. Ltd.	141,900	1,273
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	1,273
	Jinyuan EP Co. Ltd. Class A	703,896	1,272
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,158,896	1,272
	Xiamen C & D Inc. Class A	772,400	1,271
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,269
	Bestechnic Shanghai Co. Ltd. Class A	80,426	1,269
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	345,976	1,267
	Shanghai AJ Group Co. Ltd. Class A	1,776,098	1,267
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSSC)	1,107,100	1,267
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	1,267
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,266
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,265
	Jizhong Energy Resources Co. Ltd. Class A	1,519,400	1,264

24

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	CanSino Biologics Inc. Class A	48,634	1,264
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,264
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	698,539	1,261
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	455,347	1,261
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,259
	CNGR Advanced Material Co. Ltd. Class A (XSHE)	127,000	1,259
	Moon Environment Technology Co. Ltd. Class A	795,284	1,254
	Beijing Dahao Technology Corp. Ltd. Class A	563,787	1,253
*	Sinocelltech Group Ltd. Class A	167,420	1,253
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	2,698,046	1,251
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,249
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,248
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,247
	Han's Laser Technology Industry Group Co. Ltd. Class A	357,723	1,245
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	1,244
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	1,622,754	1,242
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	472,360	1,241
	Tianjin Port Co. Ltd. Class A (XSHG)	2,315,508	1,239
	Guangdong Hybribio Biotech Co. Ltd. Class A	442,947	1,239
	Shanghai Awinic Technology Co. Ltd. Class A	110,732	1,239
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	1,237
*,3	HC SemiTek Corp. Class A	1,212,450	1,237
	Foryou Corp.	254,000	1,236
	Jiangsu Shagang Co. Ltd. Class A	2,315,785	1,235
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	347,812	1,235
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	1,234
	China Galaxy Securities Co. Ltd. Class A	995,320	1,233
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	1,231
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	1,231
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	1,230
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,229
	Sinoma Science & Technology Co. Ltd. Class A	500,100	1,228
*,2	XPeng Inc. Class A	383,531	1,228
*	Zhejiang Jinggong Science & Technology Co. Ltd. Class A	327,900	1,225
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,223
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,222
	First Tractor Co. Ltd. Class A (XSSC)	828,289	1,221
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	1,120,400	1,221
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,219
[1]	Qingdao Port International Co. Ltd. Class H	2,903,915	1,218
	China Harmony Auto Holding Ltd.	10,751,000	1,218
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	983,700	1,218
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,216
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,210
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	1,209
	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	1,207
	Wuhan Jingce Electronic Group Co. Ltd. Class A	171,276	1,206
		Shares	Market Value• ($000)
	Zhende Medical Co. Ltd. Class A	189,800	1,206
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,205
	Shandong Sun Paper Industry JSC Ltd. Class A	835,800	1,204
	Porton Pharma Solutions Ltd. Class A (XSHE)	206,500	1,204
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,524,400	1,201
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,201
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,251,267	1,200
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	1,200
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,810,900	1,199
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	1,198
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,198
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	1,196
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	83,302	1,195
	Shenzhen Gas Corp. Ltd. Class A	1,333,087	1,194
	Shanghai Chinafortune Co. Ltd. Class A	812,561	1,194
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	52,138	1,192
	Central China Securities Co. Ltd. Class A (XSSC)	2,405,400	1,189
*	UTour Group Co. Ltd. Class A	1,245,025	1,188
	Zhongji Innolight Co. Ltd. Class A (XSHE)	295,537	1,187
	Keda Industrial Group Co. Ltd. Class A	554,600	1,186
	China World Trade Center Co. Ltd. Class A	635,535	1,185
	Gemdale Corp. Class A (XSHG)	1,101,700	1,185
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,185
	Hainan Haide Capital Management Co. Ltd. Class A	604,977	1,184
	PCI Technology Group Co. Ltd. Class A (XSHG)	1,516,958	1,182
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSHG)	104,594	1,181
*	Jilin Electric Power Co. Ltd. Class A (XSHE)	1,452,680	1,179
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	1,178
	Shenghe Resources Holding Co. Ltd. Class A	641,200	1,177
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	670,750	1,176
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	368,500	1,176
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	412,933	1,174
	Jiangsu Guotai International Group Co. Ltd.	1,057,871	1,173
	Citic Pacific Special Steel Group Co. Ltd. Class A	531,045	1,172
[2]	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	1,171
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	1,170
*	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	1,170
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,170
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,168
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	1,168
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	1,168
	Bluestar Adisseo Co. Class A	1,009,941	1,167
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	1,167
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,167
	Shanghai M&G Stationery Inc. Class A	210,300	1,164
	PhiChem Corp. Class A	498,100	1,164
*	Orient Group Inc. Class A	3,391,900	1,164
*	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,824,144	1,163
	Rizhao Port Co. Ltd. Class A	3,208,600	1,163

25

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,163
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	299,880	1,162
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	203,275	1,162
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	125,880	1,162
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	499,500	1,161
*	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	1,126,200	1,161
	Fujian Apex Software Co. Ltd. Class A	183,700	1,160
	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSHE)	465,203	1,159
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	1,159
	China SCE Group Holdings Ltd.	22,336,301	1,154
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	1,153
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	206,284	1,153
	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	1,152
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,149
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,149
*	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	1,148
	Chengdu XGimi Technology Co. Ltd. Class A	50,158	1,143
	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	1,140
	Hengli Petrochemical Co. Ltd. Class A	541,200	1,140
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSEC)	2,273,294	1,139
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,139
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,138
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,400,755	1,137
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,137
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,136
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	1,133
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	1,403,800	1,132
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,132
	Grinm Advanced Materials Co. Ltd. Class A	623,800	1,130
*	Cheng De Lolo Co. Ltd. Class A (XSHE)	1,096,852	1,130
	Center International Group Co. Ltd. Class A	288,200	1,130
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,230,910	1,128
	Guangzhou Development Group Inc. Class A (XSHG)	1,503,400	1,128
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,128
	KPC Pharmaceuticals Inc. Class A	523,308	1,127
	CGN Power Co. Ltd. Class A	3,113,500	1,127
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	1,130,306	1,126
	Grandblue Environment Co. Ltd. Class A	458,060	1,125
	Xinjiang Tianshan Cement Co. Ltd. Class A (XSHE)	1,061,720	1,124
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	355,488	1,124
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,122
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,120
	Anhui Kouzi Distillery Co. Ltd. Class A	201,427	1,119
*	Zhongtong Bus Co. Ltd.	607,400	1,119
	Central China Management Co. Ltd.	16,221,685	1,118
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,116
	NavInfo Co. Ltd. Class A	684,887	1,114
		Shares	Market Value• ($000)
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	553,800	1,114
	Shenzhen FRD Science & Technology Co. Ltd.	465,019	1,114
	Lancy Co. Ltd. Class A	430,900	1,114
	Red Avenue New Materials Group Co. Ltd. Class A	225,600	1,112
	Jinhong Gas Co. Ltd. Class A	362,709	1,112
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,111
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	1,111
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	1,111
	Hubei Energy Group Co. Ltd. Class A	1,930,290	1,109
*	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,109
*	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	1,109
	Shanghai Titan Scientific Co. Ltd. Class A	49,505	1,109
	Shenzhen Sunway Communication Co. Ltd. Class A	481,625	1,108
	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	1,153,980	1,107
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,104
*	OneConnect Financial Technology Co. Ltd. ADR	1,736,712	1,104
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	1,103
	Qingling Motors Co. Ltd. Class H	9,812,072	1,102
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,102
	Shanying International Holding Co. Ltd. Class A	3,457,725	1,100
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	473,300	1,100
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	1,100
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	1,099
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	711,600	1,098
*	Seazen Holdings Co. Ltd. Class A	606,000	1,097
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,097
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	1,095
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	1,094
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	475,324	1,094
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	1,093
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,054,500	1,093
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	1,093
	Suzhou Everbright Photonics Co. Ltd. Class A	82,288	1,093
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	3,155,000	1,092
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	1,092
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,092
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,091
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	73,866	1,091
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,091
	MLS Co. Ltd. Class A	952,800	1,090
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	154,641	1,090
	Xuji Electric Co. Ltd. Class A	446,000	1,088
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,088
*	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,088

26

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,088
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,087
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,087
	Xilinmen Furniture Co. Ltd. Class A	357,900	1,086
*	ABA Chemicals Corp. Class A	726,200	1,086
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	712,242	1,085
	Cinda Real Estate Co. Ltd. Class A (XSSC)	1,919,213	1,084
	Shanghai Tianchen Co. Ltd. Class A	728,338	1,084
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	1,083
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	1,082
*	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,677,550	1,082
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	1,081
	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	1,081
	Giantec Semiconductor Corp. Class A	80,472	1,080
*,1,2	Archosaur Games Inc.	3,751,000	1,079
	Addsino Co. Ltd. Class A	749,900	1,078
	Xiamen ITG Group Corp. Ltd. Class A	1,262,574	1,078
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	1,077
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,214,900	1,076
	Addsino Co. Ltd. Class A (XSHE)	748,000	1,075
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,677,780	1,075
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,075
	KingClean Electric Co. Ltd. Class A	238,900	1,074
*	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,074
	Konfoong Materials International Co. Ltd. Class A	88,900	1,073
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,072
	Zhefu Holding Group Co. Ltd. Class A (XSHE)	1,995,490	1,072
	China Sports Industry Group Co. Ltd. Class A	908,800	1,072
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A (XSHE)	192,100	1,072
	ADAMA Ltd. Class A	915,100	1,070
*	OFILM Group Co. Ltd. Class A (XSHE)	1,662,925	1,068
*	Nations Technologies Inc. Class A	521,400	1,067
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	1,067
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	1,067
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	1,067
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,066
	Sino-Platinum Metals Co. Ltd. Class A	517,718	1,065
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	1,185,800	1,065
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	530,039	1,064
	Shaanxi Construction Engineering Group Corp. Ltd. Class A (XSHG)	1,889,590	1,063
	HLA Group Corp. Ltd. (XSHG)	1,812,931	1,063
	Baiyin Nonferrous Group Co. Ltd. Class A	3,084,400	1,063
	Keboda Technology Co. Ltd. Class A	129,581	1,063
	CTS International Logistics Corp. Ltd. Class A	692,380	1,061
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	201,400	1,061
	Autobio Diagnostics Co. Ltd. Class A	103,610	1,058
	INESA Intelligent Tech Inc. Class A	1,133,790	1,058
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	1,293,916	1,058
		Shares	Market Value• ($000)
	Gaona Aero Material Co. Ltd. Class A	144,300	1,058
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,057
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	101,527	1,057
*	Ourpalm Co. Ltd. Class A	2,633,461	1,056
*	Beijing Jetsen Technology Co. Ltd. Class A	1,742,123	1,053
*	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	1,053
	Ningbo Yongxin Optics Co. Ltd.	78,100	1,053
*	Jilin Electric Power Co. Ltd. Class A	1,294,200	1,051
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,050
	Shandong Head Group Co. Ltd. Class A	319,700	1,050
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,046
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,045
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSSC)	449,450	1,045
*	Wanda Film Holding Co. Ltd. Class A (XSHE)	755,300	1,045
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	636,798	1,044
	KWG Living Group Holdings Ltd.	11,074,047	1,043
	Hefei Meiya Optoelectronic Technology Inc. Class A	320,005	1,042
	JiuGui Liquor Co. Ltd. Class A	74,400	1,042
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	1,041
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,040
	Hongfa Technology Co. Ltd. Class A	219,730	1,036
	Bank of Qingdao Co. Ltd. Class A (XSHE)	2,453,590	1,036
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	1,034
	Wanxiang Qianchao Co. Ltd. Class A	1,516,900	1,032
	Bright Dairy & Food Co. Ltd. Class A	794,000	1,031
	China National Accord Medicines Corp. Ltd. Class A	238,147	1,031
*	Chengzhi Co. Ltd. Class A	842,000	1,030
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	230,447	1,030
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	478,140	1,030
*	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,030
*	Shanghai Guijiu Co. Ltd. Class A	320,500	1,029
*	Tech-Bank Food Co. Ltd. Class A (XSHE)	1,236,974	1,027
*	Luoyang Glass Co. Ltd. Class A	385,300	1,025
	Xinjiang Tianshan Cement Co. Ltd. Class A	965,400	1,022
	Chongqing Department Store Co. Ltd. Class A	374,760	1,022
	Camel Group Co. Ltd. Class A	872,471	1,021
	Hangzhou Onechance Tech Corp. Class A	262,325	1,021
	Xinxiang Richful Lube Additive Co. Ltd. Class A (XSEC)	51,374	1,021
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,304,852	1,019
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	522,821	1,019
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	1,019
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	748,600	1,019
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,017
	Befar Group Co. Ltd. Class A (XSHG)	1,479,242	1,017
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	1,017
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	1,016
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	698,750	1,015
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	411,840	1,014

27

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhongfu Information Inc. Class A	301,200	1,014
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,012
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,011
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	382,900	1,010
	Norinco International Cooperation Ltd. Class A	939,308	1,008
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,007
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,093,100	1,006
	Truking Technology Ltd. Class A (XSHE)	435,300	1,003
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,002
	Bear Electric Appliance Co. Ltd. Class A	127,600	1,002
*	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	1,001
	Guangdong Dowstone Technology Co. Ltd. Class A	509,500	1,000
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	799,750	1,000
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	999
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	999
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	1,002,301	998
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	996
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	995
	China Zhenhua Group Science & Technology Co. Ltd. Class A	53,700	994
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	993
	Jilin Sino-Microelectronics Co. Ltd. Class A	1,034,310	988
	Changjiang Securities Co. Ltd. Class A	1,377,986	987
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	985
	Zhejiang Wanma Co. Ltd. Class A (XSHG)	793,972	985
	Beyondsoft Corp. Class A	638,200	984
	Winall Hi-Tech Seed Co. Ltd. Class A (XSHE)	485,550	984
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	983
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	373,422	983
*	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	981
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	981
	Maccura Biotechnology Co. Ltd. Class A	366,530	980
	Cangzhou Dahua Co. Ltd. Class A	417,700	980
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	979
	Inspur Electronic Information Industry Co. Ltd. Class A	310,040	979
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	979
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	978
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	382,700	976
	China National Medicines Corp. Ltd. Class A (XSHG)	270,986	974
*	Beijing Sinohytec Co. Ltd. Class A	85,889	973
	Shandong Hi-speed Co. Ltd. Class A	1,290,554	972
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	723,006	972
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	972
	Valiant Co. Ltd. Class A (XSHE)	510,250	971
	Guangzhou Haige Communications Group Inc. Co. Class A	835,700	969
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	969
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	78,442	969
*	Hengdian Entertainment Co. Ltd. Class A (XSHG)	597,900	969
		Shares	Market Value• ($000)
	Zhejiang Tiantie Industry Co. Ltd. Class A	671,478	968
*	Blivex Technology Co. Ltd. Class A	4,172,796	967
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	966
	Wushang Group Co. Ltd. Class A	745,977	966
	Wuhan Guide Infrared Co. Ltd. Class A	604,563	964
	Sino Wealth Electronic Ltd. Class A (XSHE)	225,258	964
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	962
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	962
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	961
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	959
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	958
*	PNC Process Systems Co. Ltd. Class A	178,300	958
	Jiuzhitang Co. Ltd. Class A	803,900	957
	Shenzhen SC New Energy Technology Corp. Class A	51,300	957
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	957
	China Southern Power Grid Energy Storage Co. Ltd. Class A	477,927	957
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	957
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	955
*	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	954
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	953
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSSC)	885,031	952
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	952
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	951
	Guizhou Chanhen Chemical Corp. Class A	330,300	949
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	948
	JSTI Group Class A	1,199,857	947
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	946
	Huali Industrial Group Co. Ltd. Class A (XSHE)	170,000	946
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	946
	Xinxiang Tuoxin Pharmaceutical Co. Ltd. Class A	91,600	945
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	944
*	Shengda Resources Co. Ltd. Class A	713,800	943
	Xinhuanet Co. Ltd. Class A	452,800	943
	Qiming Information Technology Co. Ltd. Class A	534,874	942
*	Client Service International Inc. Class A	432,967	942
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	939
	Sun Create Electronics Co. Ltd. Class A	234,520	939
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	937
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	380,251	936
	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	934
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	934
	Shenergy Co. Ltd. Class A (XSSC)	1,292,291	933
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	933
	Suofeiya Home Collection Co. Ltd. Class A	486,978	933
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	239,080	931
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,626,115	930

28

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Click Technology Co. Ltd. Class A	420,000	930
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	929
	Shanxi Securities Co. Ltd. Class A	1,309,410	927
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,581,100	927
	Edifier Technology Co. Ltd. Class A	835,300	927
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	191,000	927
	DBG Technology Co. Ltd. Class A	709,280	926
*	Yango Group Co. Ltd. Class A	4,010,183	925
	Jiangsu Guomao Reducer Co. Ltd. Class A	345,492	925
	Fangda Special Steel Technology Co. Ltd. Class A	1,181,177	924
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	924
	Guoyuan Securities Co. Ltd. Class A	1,075,657	922
	People.cn Co. Ltd. Class A	703,681	921
	Minmetals Capital Co. Ltd. Class A	1,506,360	920
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	920
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	830,450	919
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	918
	Xinyu Iron & Steel Co. Ltd. Class A (XSHG)	1,870,600	917
*	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	915
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	915
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	914
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	1,096,976	913
*	Cambricon Technologies Corp. Ltd. Class A	101,642	913
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	764,190	912
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	912
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	910
	Sinosoft Co. Ltd. Class A	214,340	910
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	908
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	908
	Shanghai Jin Jiang Online Network Service Co. Ltd.	1,448,425	907
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	906
	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	905
	Shenma Industry Co. Ltd. Class A	939,904	904
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	214,433	902
	Eastcompeace Technology Co. Ltd. Class A	460,242	901
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	900
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	899
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	898
	Eternal Asia Supply Chain Management Ltd. Class A	1,250,700	897
*	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	2,611,000	897
	360 Security Technology Inc. Class A (XSHG)	923,000	897
*	New Guomai Digital Culture Co. Ltd. Class A	733,200	896
	Telling Telecommunication Holding Co. Ltd. Class A	737,100	895
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	895
*	Toread Holdings Group Co. Ltd. Class A	884,800	895
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	894
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	893
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	892
	China Railway Signal & Communication Corp. Ltd. Class A	1,435,734	892
		Shares	Market Value• ($000)
*	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	891
*	YaGuang Technology Group Co. Ltd.	1,047,200	889
	Huagong Tech Co. Ltd. Class A	385,000	888
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	799,308	888
	Espressif Systems Shanghai Co. Ltd. Class A	75,282	888
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	887
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	887
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	887
	Beijing Kingsoft Office Software Inc. Class A	22,199	887
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	60,300	886
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	885
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	882
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	369,361	880
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	880
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	880
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	315,241	880
	Wuxi Boton Technology Co. Ltd. Class A	480,204	879
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	878
*	Lingyi iTech Guangdong Co. Class A	1,352,100	877
	Sichuan Hexie Shuangma Co. Ltd. Class A	316,512	876
	Edan Instruments Inc. Class A	517,400	876
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	98,084	875
*	Insigma Technology Co. Ltd. Class A	1,008,500	874
	Sichuan Teway Food Group Co. Ltd. Class A	226,750	873
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	873
	Beijing Yanjing Brewery Co. Ltd. Class A	744,900	872
	Yealink Network Technology Corp. Ltd. Class A	92,159	872
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	872
	Zhejiang Runtu Co. Ltd. Class A	868,351	872
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	591,700	870
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	870
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	204,800	869
	Jenkem Technology Co. Ltd. Class A (XSHG)	38,565	868
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,265,015	866
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	1,539,035	866
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	534,933	865
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	865
	Shenzhen Expressway Corp. Ltd. (XSHG)	768,900	864
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	864
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	587,200	864
*	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	864
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	51,401	863
	Beijing eGOVA Co. Ltd. Class A (XSEC)	312,103	863
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	862
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,633,000	862
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	862

29

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	861
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	860
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	859
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	858
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	858
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	857
	City Development Environment Co. Ltd.	654,680	855
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	855
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	855
	Ningbo Huaxiang Electronic Co. Ltd. Class A	439,100	854
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	854
	Guangzhou Port Co. Ltd. Class A	2,060,800	854
*,3	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	853
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	853
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	850
	Anhui Expressway Co. Ltd. Class A	920,500	849
*	Gohigh Networks Co. Ltd. Class A	1,148,740	848
*	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	847
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	81,900	846
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	574,900	845
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	845
	Beijing GeoEnviron Engineering & Technology Inc. Class A	658,356	844
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	843
	Jinxi Axle Co. Ltd. Class A	1,657,200	842
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	870,745	842
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	841
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	841
*	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	840
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	731,500	840
	Huaming Power Equipment Co. Ltd. Class A	758,043	838
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	182,413	837
	Luyang Energy-Saving Materials Co. Ltd. (XSHE)	305,671	836
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	836
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	572,400	835
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	835
	Guangdong Aofei Data Technology Co. Ltd. Class A	653,257	835
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	832
	Southwest Securities Co. Ltd. Class A (XSHG)	1,636,906	831
	Huangshan Novel Co. Ltd. Class A	769,699	831
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	830
*	Fujian Snowman Co. Ltd. Class A	724,468	830
	Lushang Health Industry Development Co. Ltd. Class A	925,879	828
	Jack Technology Co. Ltd. Class A	309,475	828
*	OFILM Group Co. Ltd. Class A	1,288,200	827
	Ligao Foods Co. Ltd. Class A (XSHE)	81,320	823
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	524,750	822
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	80,470	822
		Shares	Market Value• ($000)
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	822
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	821
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	820
	BBMG Corp. Class A (XSHG)	2,563,314	820
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	820
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	820
*	Juneyao Airlines Co. Ltd. Class A	435,330	817
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	817
*	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	817
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	817
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	816
	China Union Holdings Ltd. Class A	1,594,400	816
	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	816
	Sealand Securities Co. Ltd. Class A	1,828,130	815
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	814
	Wangsu Science & Technology Co. Ltd. Class A	1,098,938	813
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	812
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	812
*	INKON Life Technology Co. Ltd. Class A	587,200	811
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	821,000	810
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	810
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	809
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	808
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	806
*	Guosheng Financial Holding Inc. Class A	782,219	803
	Lu Thai Textile Co. Ltd. Class B	1,343,093	801
	Shandong Humon Smelting Co. Ltd. Class A	629,700	800
	North Electro-Optic Co. Ltd. Class A	494,561	800
	Yijiahe Technology Co. Ltd. Class A	167,000	800
[2]	Yuzhou Group Holdings Co. Ltd.	30,691,570	799
*	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	799
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	798
*	Guoguang Electric Co. Ltd. Class A	480,600	798
*	Greenland Holdings Corp. Ltd. Class A	2,211,132	796
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	796
	Black Peony Group Co. Ltd. Class A	806,287	796
*	Visionox Technology Inc. Class A (XSHE)	980,850	795
*	Jiajiayue Group Co. Ltd. Class A	603,492	795
	Autel Intelligent Technology Corp. Ltd. Class A	145,673	794
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	791
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	790
*	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	789
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	572,800	789
	Beijing Ctrowell Technology Corp. Ltd. Class A	692,300	789
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	788
	Shandong Sunway Chemical Group Co. Ltd. Class A	880,300	788
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	787
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	754,808	786

30

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	785
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,634,398	784
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	784
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	782
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,977,200	781
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	781
	Hunan Gold Corp. Ltd. Class A	429,800	780
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	780
*	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	780
	Sino GeoPhysical Co. Ltd. Class A	319,165	780
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	779
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,135,592	778
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	289,694	778
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	777
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	777
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	776
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	776
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	775
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	775
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	774
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	709,758	773
	Jafron Biomedical Co. Ltd. Class A	177,470	771
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	771
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	476,479	771
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	770
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	770
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	769
	Zhejiang Crystal-Optech Co. Ltd. Class A	464,298	768
	DongFeng Automobile Co. Ltd. Class A	1,021,612	767
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	766
	Financial Street Holdings Co. Ltd. Class A	1,203,460	765
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	765
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	765
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	765
	Tianjin Teda Co. Ltd. Class A	1,439,243	764
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	764
*	Mesnac Co. Ltd. Class A	860,489	761
*	Shenzhen MTC Co. Ltd. Class A	1,603,800	760
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	760
*	Jinzhou Jixiang Molybdenum Co. Ltd. Class A	380,789	760
	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,840,800	759
*	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	759
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	758
	Shandong Lukang Pharma Class A	867,190	758
	Zhuhai Port Co. Ltd. Class A	1,050,000	758
*	Royal Group Co. Ltd. Class A	810,478	757
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	757
		Shares	Market Value• ($000)
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	642,481	757
*	Hengbao Co. Ltd. Class A	671,300	756
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	756
*,3	Liaoning Energy Industry Co. Ltd.	1,472,900	755
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	755
	Triangle Tyre Co. Ltd. Class A	455,000	755
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	754
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	754
	Newcapec Electronics Co. Ltd. Class A	488,335	754
*	Greatoo Intelligent Equipment Inc.	2,052,300	753
*	Wellhope Foods Co. Ltd. Class A	482,801	752
*	Leo Group Co. Ltd. Class A (XSHE)	3,199,811	752
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	751
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	582,670	749
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	749
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	749
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	748
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	748
	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	748
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	747
	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	747
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	747
*	Hand Enterprise Solutions Co. Ltd. Class A	607,000	746
	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	744
*	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	744
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	744
	CMST Development Co. Ltd. Class A	1,180,131	743
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	743
*	QuantumCTek Co. Ltd. Class A	48,132	743
*	Chongqing Iron & Steel Co. Ltd. Class A	3,550,536	742
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	742
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	742
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	740
	Three's Co. Media Group Co. Ltd. Class A	77,436	740
*,3	Kaisa Group Holdings Ltd.	34,138,886	739
	Guomai Technologies Inc. Class A (XSHE)	680,179	739
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	739
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	738
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	738
*	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	737
	Xiamen Port Development Co. Ltd. Class A	739,716	737
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	736
	Wuhan Keqian Biology Co. Ltd. Class A	222,593	736
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSHG)	1,937,520	734
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	734
*	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	733
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	732

31

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	732
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	731
	Huapont Life Sciences Co. Ltd. Class A	1,014,901	731
*	Mianyang Fulin Precision Co. Ltd.	378,200	731
	Beijing SDL Technology Co. Ltd. Class A	660,800	730
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	730
	Guizhou Tyre Co. Ltd. Class A	1,253,971	729
*	Kuang-Chi Technologies Co. Ltd. Class A	306,600	728
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	728
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	728
	Zhejiang Medicine Co. Ltd. Class A (XSEC)	463,550	727
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	727
	Tongkun Group Co. Ltd. Class A (XSHG)	437,100	727
*	Advanced Technology & Materials Co. Ltd. Class A	659,300	725
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	298,300	725
	Orient International Enterprise Ltd. Class A	757,400	725
	Xinzhi Group Co. Ltd. Class A	382,400	725
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	725
	Tianma Microelectronics Co. Ltd. Class A	596,600	724
*	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	723
	Inmyshow Digital Technology Group Co. Ltd.	877,257	723
	WUS Printed Circuit Kunshan Co. Ltd. Class A	482,790	720
	Anyang Iron & Steel Inc. Class A	2,716,980	720
	Jinzhou Port Co. Ltd. Class B	2,857,215	719
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	719
	Guangxi LiuYao Group Co. Ltd. Class A (XSHG)	292,566	719
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	717
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	159,900	717
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	717
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	716
*	Sinodata Co. Ltd. Class A	329,635	716
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	716
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	716
	Guangdong HEC Technology Holding Co. Ltd. Class A	560,960	715
	Zhejiang Yongtai Technology Co. Ltd. Class A	238,187	715
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	714
*	Shenzhen Infinova Ltd. Class A	1,076,307	713
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	713
*	Hongli Zhihui Group Co. Ltd. Class A	716,500	713
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	712
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	711
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	709
*	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	708
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	708
*	Ningbo Joyson Electronic Corp. Class A	335,840	707
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	707
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	707
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	706
		Shares	Market Value• ($000)
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	705
*	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	705
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	705
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	705
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	704
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	703
	Hexing Electrical Co. Ltd. Class A	291,668	702
	Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	702
	Newland Digital Technology Co. Ltd. Class A	371,178	701
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	701
*	Phenix Optical Co. Ltd. Class A	275,600	701
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	699
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	699
	AVICOPTER plc Class A (XSHG)	115,800	698
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	698
	Hanwei Electronics Group Corp. Class A	274,002	698
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	696
	Contec Medical Systems Co. Ltd. Class A	211,100	696
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	695
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	695
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	694
	Solareast Holdings Co. Ltd. Class A	775,159	694
	Shanghai AtHub Co. Ltd. Class A (XSHG)	194,320	694
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	693
	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	693
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	690
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	574,927	689
	DHC Software Co. Ltd. Class A	813,800	689
	Yankuang Energy Group Co. Ltd. Class A (XSHG)	123,865	689
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	755,160	688
*	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	686
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	685
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	685
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	685
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	684
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	683
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	683
	Dongjiang Environmental Co. Ltd. Class A	946,666	682
	Nanjing Hanrui Cobalt Co. Ltd. Class A	123,800	681
*	Sinopec Oilfield Service Corp. Class A (XSSC)	2,703,200	681
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	681
	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	681
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	680
	China Merchants Port Group Co. Ltd. Class A	356,900	680
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	679
*	JinJian Cereals Industry Co. Ltd. Class A	650,200	678
*	Deppon Logistics Co. Ltd. Class A	286,900	678
	Pou Sheng International Holdings Ltd.	13,448,000	677
	Guangdong Goworld Co. Ltd. Class A	521,444	677

32

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	458,000	677
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	676
	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	675
	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	675
*	Whirlpool China Co. Ltd. Class A	738,250	675
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	675
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	674
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	672
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	671
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	671
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	671
	Haining China Leather Market Co. Ltd. Class A	1,252,410	671
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	670
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	661,600	670
*	Air China Ltd. Class A (XSSC)	503,438	669
*	Zhejiang Jingu Co. Ltd. Class A	779,060	669
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	668
	Anhui Genuine New Materials Co. Ltd. Class A	452,620	668
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	133,300	667
	Shanxi Blue Flame Holding Co. Ltd. Class A	577,896	666
	Sinotrans Ltd. Class A (XSSC)	1,367,100	666
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	666
*,2	Times China Holdings Ltd.	10,648,884	665
*	Kingsignal Technology Co. Ltd. Class A	620,360	665
	People.cn Co. Ltd. Class A (XSHG)	508,213	665
	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	665
	Time Publishing & Media Co. Ltd. Class A	473,200	664
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	664
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	663
	Jiangsu Amer New Material Co. Ltd. Class A	358,000	663
*	Sinopec Oilfield Service Corp. Class H	11,052,608	662
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	662
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	661
	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	660
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	659
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	659
	Gansu Qilianshan Cement Group Co. Ltd. Class A	497,350	658
	Qinhuangdao Port Co. Ltd. Class A	1,824,400	657
	Huaan Securities Co. Ltd. Class A (XSSC)	1,086,020	657
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	657
	Dongxing Securities Co. Ltd. Class A	615,613	656
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	656
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	1,959,100	656
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	656
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	656
*	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	654
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	654
		Shares	Market Value• ($000)
*	Leo Group Co. Ltd. Class A	2,776,300	653
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	653
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	509,184	653
	AUCMA Co. Ltd. Class A	881,301	652
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	652
	Toly Bread Co. Ltd. Class A (XSHG)	421,973	652
	Daheng New Epoch Technology Inc. Class A	376,900	651
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	650
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	269,000	649
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	660,500	649
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	649
	Shanghai Bright Power Semiconductor Co. Ltd. Class A (XSHG)	46,870	649
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	647
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	647
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	646
	Bank of China Ltd. Class A (XSHG)	1,564,597	646
*	Inspur Software Co. Ltd. Class A	329,798	645
*	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	645
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	645
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	209,380	644
	Opple Lighting Co. Ltd. Class A	298,600	644
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	580,008	644
*	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	643
*	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	642
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	1,864,700	642
	Digiwin Software Co. Ltd. Class A	272,194	642
	Shanghai Maling Aquarius Co. Ltd. Class A	695,898	641
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	640
	Shandong Xiantan Co. Ltd. Class A (XSHE)	520,942	640
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	80,296	637
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	635
	Hangzhou First Applied Material Co. Ltd. Class A	71,680	634
*	Xining Special Steel Co. Ltd. Class A	1,512,200	634
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	633
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	131,261	633
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	632
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	631
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	630
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	630
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	630
	Chongqing Port Co. Ltd. Class A	1,210,600	629
	Anker Innovations Technology Co. Ltd. Class A	84,600	628
	Zhejiang Communications Technology Co. Ltd.	887,400	627
	Sichuan Meifeng Chemical IND Class A	591,151	626
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	626

33

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	626
	CCS Supply Chain Management Co. Ltd. Class A	853,540	626
	Shenzhen Kaifa Technology Co. Ltd. Class A	398,300	625
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	625
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	624
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	623
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	622
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	621
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSHG)	1,493,800	621
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	719,556	621
*	Infund Holding Co. Ltd.	1,027,334	621
*	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	621
	China Publishing & Media Co. Ltd. Class A	1,075,300	621
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	620
	Ningbo Zhenyu Technology Co. Ltd. Class A	53,080	620
	Eastern Communications Co. Ltd. Class A (XSHG)	472,200	619
	Yutong Bus Co. Ltd. Class A (XSHG)	635,800	619
	China Greatwall Technology Group Co. Ltd. Class A	403,800	618
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	157,879	618
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	618
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	618
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	617
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	617
	Beijing Haixin Energy Technology Co. Ltd. Class A	1,120,179	615
	G-bits Network Technology Xiamen Co. Ltd. Class A	17,600	615
	Kingfa Sci & Tech Co. Ltd. Class A	462,923	615
	Changhong Meiling Co. Ltd. Class A	1,078,628	614
*	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,279,608	614
*	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	614
	Guangzhou Restaurant Group Co. Ltd. Class A	219,520	613
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	613
	Beijing North Star Co. Ltd. Class A	2,453,915	612
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	612
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	611
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	679,000	611
*,2	Zhenro Properties Group Ltd.	22,929,508	610
	Jiangsu Guotai International Group Co. Ltd. (XSHE)	550,290	610
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	609
	Zhejiang Medicine Co. Ltd. Class A	387,800	608
	Qianjiang Water Resources Development Co. Ltd. Class A	363,551	608
	ZhongYeDa Electric Co. Ltd. Class A	501,400	608
	Focus Technology Co. Ltd. Class A	310,120	608
	EIT Environmental Development Group Co. Ltd. Class A	287,918	608
	Double Medical Technology Inc. Class A	109,500	608
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,300,890	608
		Shares	Market Value• ($000)
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	607
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	607
*	Huludao Zinc Industry Co. Class A	1,526,300	605
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	501,881	605
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	605
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	604
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	603
	Dare Power Dekor Home Co. Ltd. Class A	562,739	603
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	603
	MLS Co. Ltd. Class A (XSHE)	527,400	603
	Era Co. Ltd. Class A	1,005,259	602
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	600
*	Fujian Septwolves Industry Co. Ltd. Class A	824,109	599
	Fujian Rongji Software Co. Ltd. Class A	609,300	599
	Chongqing Water Group Co. Ltd. Class A (XSHG)	860,600	599
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	599
	Vatti Corp. Ltd. Class A (XSHE)	768,748	598
	Bank of Xi'an Co. Ltd. Class A	1,337,600	598
	Monalisa Group Co. Ltd. Class A	349,604	598
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	597
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	597
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	596
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	3,645,600	595
*	Shenzhen Comix Group Co. Ltd. Class A	612,400	595
	Ningbo Peacebird Fashion Co. Ltd. Class A	276,031	594
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	594
	Hainan Expressway Co. Ltd. Class A	1,056,400	593
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	593
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	335,800	592
	China West Construction Group Co. Ltd. Class A	649,000	592
	Shenzhen Expressway Corp. Ltd. Class A (XSSC)	526,804	592
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	592
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	592
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	592
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	591
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	591
	Huafu Fashion Co. Ltd. (XSHE)	1,425,310	591
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	589
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	589
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	296,073	589
	Goldenmax International Group Ltd. Class A (XSHE)	538,100	588
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	587
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	587
	ENC Digital Technology Co. Ltd. Class A	482,090	587

34

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	585
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	585
*	Hwa Create Co. Ltd. Class A	583,500	585
	Beijing Haixin Energy Technology Co. Ltd. Class A (XSHE)	1,062,828	583
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	948,820	582
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	582
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	582
*	Wondershare Technology Group Co. Ltd. Class A	138,084	582
*	Feitian Technologies Co. Ltd. Class A	392,500	581
	Guangdong Provincial Expressway Development Co. Ltd. Class A	602,600	580
	PKU Healthcare Corp. Ltd. Class A	560,500	580
*	Xiamen Jihong Technology Co. Ltd. Class A	336,100	580
	Shandong Publishing & Media Co. Ltd. Class A	711,600	579
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	579
*	Wellhope Foods Co. Ltd. Class A (XSHG)	371,300	579
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	577
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	577
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	577
	Beijing SL Pharmaceutical Co. Ltd. Class A	505,196	576
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	576
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,660,400	575
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	575
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	574
	Huadong Medicine Co. Ltd. Class A	101,900	573
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	572
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	570
	Tungkong Inc. Class A	556,076	570
	China Wuyi Co. Ltd. Class A	1,611,511	569
*	Sinopec Oilfield Equipment Corp. Class A	719,342	569
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	568
	Tibet Tianlu Co. Ltd. Class A	927,949	568
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	568
*	Jishi Media Co. Ltd. Class A	2,400,700	568
*	Surfilter Network Technology Co. Ltd. Class A	617,768	568
	Tianfeng Securities Co. Ltd. Class A	1,491,900	566
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	566
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	179,900	566
[1]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	903,000	566
	Juewei Food Co. Ltd. Class A	87,160	565
	Dlg Exhibitions & Events Corp. Ltd. Class A	552,100	565
	Sansteel Minguang Co. Ltd. Fujian Class A	978,600	564
	China Harzone Industry Corp. Ltd. Class A	593,522	564
	Tengda Construction Group Co. Ltd. Class A	1,637,499	564
*	Huayi Brothers Media Corp. Class A (XSHE)	1,994,200	564
*	China TransInfo Technology Co. Ltd. Class A	459,400	563
*	Sunward Intelligent Equipment Co. Ltd. Class A	669,120	563
	FAW Jiefang Group Co. Ltd.	589,943	563
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	563
		Shares	Market Value• ($000)
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	563
	Enjoyor Technology Co. Ltd. Class A (XSEC)	602,900	563
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	562
	CSSC Science & Technology Co. Ltd. Class A	340,900	561
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	561
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	561
	Bank of Chengdu Co. Ltd. Class A	300,000	560
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	560
	Luyang Energy-Saving Materials Co. Ltd. (XSEC)	204,100	559
	Shenzhen Energy Group Co. Ltd. Class A	713,200	558
	5I5J Holding Group Co. Ltd. Class A	1,773,003	558
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	558
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	557
*	Duolun Technology Corp. Ltd. Class A	587,777	557
	Valiant Co. Ltd. Class A	292,400	556
	SPIC Industry-Finance Holdings Co. Ltd. Class A (XSHE)	986,256	556
*	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	555
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	555
	VanJee Technology Co. Ltd. Class A	201,160	555
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	555
	Shenzhen Jinjia Group Co. Ltd. Class A	561,336	554
	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	554
	Hefei Department Store Group Co. Ltd. Class A	932,417	553
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	553
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	553
*	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	551
*	Vtron Group Co. Ltd. Class A	864,723	551
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	551
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	551
*	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	550
	Merit Interactive Co. Ltd. Class A	384,848	549
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	548
*	Xinlun New Materials Co. Ltd.	1,033,500	548
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,531,000	547
	Sunyard Technology Co. Ltd.	483,327	547
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	546
	Shanghai Yimin Commerce Group Co. Ltd. Class A	1,247,000	546
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	545
*	Langold Real Estate Co. Ltd. Class A	1,962,979	545
[2]	Greenland Hong Kong Holdings Ltd.	10,544,314	544
*	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	544
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	544
*	Hubei Century Network Technology Co. Ltd. Class A	258,500	544
	Pacific Shuanglin Bio-pharmacy Co. Ltd.	218,200	544
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	543
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	494,900	542

35

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	540
*	Aoyuan Beauty Valley Technology Co. Ltd. Class A	751,700	539
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	539
*	Montnets Cloud Technology Group Co. Ltd. Class A	348,000	538
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	538
	Skyworth Digital Co. Ltd. Class A	262,900	537
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A (XSHG)	141,500	537
	Everbright Jiabao Co. Ltd. Class A	1,502,708	536
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	536
*,2	Shandong Chenming Paper Holdings Ltd. Class H	1,892,282	535
	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	535
	FIYTA Precision Technology Co. Ltd. Class A	420,085	535
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	535
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,229,382	532
	Konka Group Co. Ltd. Class A	793,800	530
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	530
	CMST Development Co. Ltd. Class A (XSHG)	842,000	530
	Sunvim Group Co. Ltd. Class A	909,600	530
	Shanghai Baosight Software Co. Ltd. Class A	91,050	530
	Jiangling Motors Corp. Ltd. Class B	635,970	528
	Beijing BDStar Navigation Co. Ltd. Class A	136,800	528
	Shanghai Pudong Construction Co. Ltd. Class A	575,741	528
	First Tractor Co. Ltd. Class A (XSHG)	357,900	528
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	528
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	528
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	526
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	526
	Loncin Motor Co. Ltd. Class A (XSHG)	741,350	526
	PharmaBlock Sciences Nanjing Inc. Class A	43,491	525
	Shandong Shengli Co. Class A	973,577	525
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	525
*	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	525
*	Grand Industrial Holding Group Co. Ltd.	460,000	525
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	523
	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	523
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	523
	Chimin Health Management Co. Ltd. Class A	428,400	523
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	522
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	522
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	521
*	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	521
*	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	521
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	521
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	521
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	520
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	520
	Xiangyu Medical Co. Ltd. Class A	107,228	520
		Shares	Market Value• ($000)
	Zhejiang Hailiang Co. Ltd. Class A	325,700	517
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	517
*	Shanghai Shimao Co. Ltd. Class A	1,719,612	516
*	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	516
*	Youzu Interactive Co. Ltd. Class A	485,916	516
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	516
	Huaxin Cement Co. Ltd. Class A (XSHG)	279,360	514
	Shandong Denghai Seeds Co. Ltd. Class A	180,500	514
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	513
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	512
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	512
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	512
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	846,524	511
	Sinochem International Corp. Class A (XSHG)	539,110	511
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	511
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	511
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	194,320	511
	Huali Industrial Group Co. Ltd. Class A	91,900	511
	FSPG Hi-Tech Co. Ltd. Class A	885,500	510
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	302,200	510
	Xiamen Intretech Inc. Class A	215,390	509
*	Yifan Pharmaceutical Co. Ltd. Class A	339,300	508
*	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	508
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	508
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	508
*	Changchun Gas Co. Ltd. Class A	741,500	507
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	506
	Beijing Shiji Information Technology Co. Ltd. Class A	290,970	505
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	505
	North Huajin Chemical Industries Co. Ltd. Class A	546,600	503
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	163,554	503
*	Shenyang Chemical Co. Ltd. Class A	944,000	502
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	501
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	501
	China Merchants Property Operation & Service Co. Ltd. Class A	271,200	501
	Chengdu ALD Aviation Manufacturing Corp. Class A	131,300	501
	Baida Group Co. Ltd. Class A	439,100	500
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	500
	Jiangsu Gian Technology Co. Ltd. Class A (XSHE)	125,760	500
*	Hanwang Technology Co. Ltd. Class A	231,900	499
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	497
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	496
	CITIC Press Corp. Class A	192,900	496
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	495
	Hainan Strait Shipping Co. Ltd. Class A	770,950	494
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	494
	Changzheng Engineering Co. Ltd. Class A (XSHG)	290,030	494

36

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,777,055	494
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,143,986	493
*	Alpha Group Class A (XSHE)	827,701	493
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	493
*	Tangrenshen Group Co. Ltd. Class A	508,700	492
*	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	492
*	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	492
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	491
*	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	491
	Dosilicon Co. Ltd. Class A	115,487	491
	Shantou Dongfeng Printing Co. Ltd. Class A	837,600	490
	Anhui Huamao Textile Co. Class A	1,074,064	489
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	638,329	488
*	China High Speed Railway Technology Co. Ltd. Class A	1,584,100	488
	BGI Genomics Co. Ltd. Class A	64,249	488
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	488
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	488
*	Hangzhou Century Co. Ltd. Class A	822,400	487
*	GCL New Energy Holdings Ltd.	7,209,498	487
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	154,800	486
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	693,700	485
*	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	485
	Hangzhou Cable Co. Ltd. Class A	652,000	485
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	483
	Dashang Co. Ltd. Class A (XSHG)	224,200	481
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	481
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSHE)	932,955	480
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	479
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	479
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	479
*	Rendong Holdings Co. Ltd.	522,865	479
	Wuhu Token Science Co. Ltd. Class A	557,783	478
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	478
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	477
	Joeone Co. Ltd. Class A	502,277	477
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	476
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	476
	Sino Wealth Electronic Ltd. Class A	111,109	476
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	476
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	476
	Fujian Star-net Communication Co. Ltd. Class A	163,400	475
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	475
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	475
	Beijing Shunxin Agriculture Co. Ltd. Class A	168,792	474
*	Create Technology & Science Co. Ltd. Class A	385,756	474
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	474
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	474
*	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	474
		Shares	Market Value• ($000)
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	474
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	473
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	473
	Anhui Korrun Co. Ltd. Class A	251,860	473
*	Lander Sports Development Co. Ltd. Class A	1,172,450	472
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	472
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	472
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	472
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	471
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	471
*	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	471
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	471
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	149,726	470
	Shenzhen Gongjin Electronics Co. Ltd. Class A	384,348	470
*	Shenzhen Infogem Technologies Co. Ltd. Class A	350,400	468
	Tianjin Port Co. Ltd. Class A (XSSC)	875,263	468
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	468
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	468
*	Tech-Bank Food Co. Ltd. Class A	562,280	467
*	Guangdong Delian Group Co. Ltd. Class A	675,035	467
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	467
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	466
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	465
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	465
	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	465
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	464
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	464
	Vontron Technology Co. Ltd. Class A	423,300	463
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	463
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	462
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	462
	Northeast Securities Co. Ltd. Class A	528,100	460
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	459
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	459
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	458
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	458
*	Global Infotech Co. Ltd. Class A	388,600	457
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	456
*	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	895,378	456
	Bestore Co. Ltd. Class A	118,400	456
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	454
	Beijing eGOVA Co. Ltd. Class A (XSHE)	164,241	454
*	Eastone Century Technology Co. Ltd. Class A	843,315	453
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	453
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	1,225,100	452
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	452

37

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	452
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	452
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	452
*	Tibet Summit Resources Co. Ltd. Class A	157,132	451
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	451
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	450
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	449
	Nanjing Chixia Development Co. Ltd. Class A	947,000	448
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	448
*	Berry Genomics Co. Ltd. Class A (XSHE)	257,298	447
	Emei Shan Tourism Co. Ltd. Class A	478,100	447
*	Fujian Dongbai Group Co. Ltd. Class A	876,300	447
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	447
	Southern Publishing & Media Co. Ltd. Class A	445,500	447
	Streamax Technology Co. Ltd. Class A	145,100	447
	Haoxiangni Health Food Co. Ltd. Class A	506,788	446
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	446
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	446
	LianChuang Electronic Technology Co. Ltd. Class A	241,900	446
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	445
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	481,800	444
	Western Region Gold Co. Ltd. Class A	274,400	444
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	444
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	520,128	443
*	Sundy Land Investment Co. Ltd. Class A	1,281,700	443
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	443
	China Construction Bank Corp. Class A (XSHG)	604,100	442
	Beken Corp. Class A	122,587	442
	Beijing Forever Technology Co. Ltd. Class A (XSEC)	349,700	441
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	441
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	440
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	440
	Betta Pharmaceuticals Co. Ltd. Class A	70,200	439
	Chongqing Yukaifa Co. Ltd. Class A	930,100	439
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	268,000	439
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	439
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	439
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	763,061	438
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	438
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	438
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	438
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,379,220	438
*	Genimous Technology Co. Ltd. Class A	579,300	437
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	437
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	437
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	437
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	478,500	436
		Shares	Market Value• ($000)
*	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	436
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	436
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,533,513	435
	Chongqing Water Group Co. Ltd. Class A	623,550	434
*	Simei Media Co. Ltd. Class A	769,200	433
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	432
*	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	432
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	80,000	431
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	522,917	431
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	431
	Hongbaoli Group Corp. Ltd. Class A	714,859	430
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	430
	Hunan Zhongke Electric Co. Ltd. Class A	162,400	430
*	New Huadu Technology Co. Ltd. Class A	595,500	429
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	428
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	428
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	428
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	428
	Bank of Qingdao Co. Ltd. Class A	1,008,280	426
	China Railway Tielong Container Logistics Co. Ltd. Class A	597,800	426
*	Sichuan Haite High-tech Co. Ltd. Class A	346,300	425
	Sinoma International Engineering Co. Class A (XSHG)	361,650	425
	Hebei Huijin Group Co. Ltd. Class A	485,900	425
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	424
	Shenzhen Goodix Technology Co. Ltd. Class A	63,456	423
*	Rastar Group Class A	1,078,500	422
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	1,062,000	421
	LB Group Co. Ltd. Class A	199,000	420
*	Wisesoft Co. Ltd. Class A	231,865	420
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	420
	Jinhui Liquor Co. Ltd. Class A (XSHG)	152,800	420
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	210,300	419
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	419
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	416
	Shanghai STEP Electric Corp. Class A	494,600	415
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	414
*	ChangYuan Technology Group Ltd. (XSHG)	607,060	413
*	Doushen Beijing Education & Technology Inc. Class A	866,539	411
	Shanxi Guoxin Energy Corp. Ltd. Class A	729,426	411
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	411
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	411
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	411
*	Talkweb Information System Co. Ltd. Class A	405,107	411
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	411
*,2	Ronshine China Holdings Ltd.	7,406,808	410
*	ChangYuan Technology Group Ltd. (XSSC)	602,283	410
*	KraussMaffei Co. Ltd. Class A	431,434	410
	ZYNP Corp. Class A	522,900	410
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	409

38

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	409
*	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,305,469	408
	Transfar Zhilian Co. Ltd. Class A	597,325	405
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	495,361	405
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	405
*	Hongbo Co. Ltd. Class A	456,950	405
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	404
	Qingdao Citymedia Co. Ltd. Class A	496,400	403
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	542,300	402
	CECEP Solar Energy Co. Ltd. Class A	432,400	402
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	402
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	402
*	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	402
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	401
	Shandong Xiantan Co. Ltd. Class A (XSEC)	326,550	401
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	401
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	503,000	397
	Sanlux Co. Ltd. Class A	648,400	396
*	Ningbo Cixing Co. Ltd. Class A	598,800	396
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	176,991	395
	Bestsun Energy Co. Ltd. Class A (XSHG)	686,600	394
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	282,500	393
*	Beijing Dinghan Technology Group Co. Ltd.	523,300	393
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	191,240	392
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	392
	Fulongma Group Co. Ltd. Class A (XSHG)	321,020	388
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	330,130	387
	Digital China Information Service Co. Ltd. Class A	243,900	387
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	386
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	357,700	386
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	386
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	385
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	384
	Yotrio Group Co. Ltd. Class A	844,600	383
	Beijing Water Business Doctor Co. Ltd. Class A	349,774	383
	Harbin Hatou Investment Co. Ltd. Class A	623,100	383
	StarPower Semiconductor Ltd. Class A	7,500	383
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	326,020	382
*	YLZ Information Technology Co. Ltd. Class A	444,300	382
*	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	382
	Qingdao Doublestar Co. Ltd. Class A	748,900	381
	Marssenger Kitchenware Co. Ltd. Class A	126,300	381
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	442,000	380
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	1,344,270	380
*	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	380
*	Holitech Technology Co. Ltd. Class A	1,039,700	379
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	379
		Shares	Market Value• ($000)
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	379
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	378
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	378
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	377
*	Shanghai Junshi Biosciences Co. Ltd. Class A	38,639	377
	Jinneng Science&Technology Co. Ltd. Class A	305,200	376
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	33,304	376
*	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	375
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	374
	MYS Group Co. Ltd. Class A (XSHE)	789,767	374
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	374
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	373
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	372
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	371
	Maanshan Iron & Steel Co. Ltd. Class H	2,306,000	370
	Winall Hi-Tech Seed Co. Ltd. Class A	182,400	370
*	Guizhou Zhongyida Co. Ltd. Class A	210,300	370
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	108,400	369
	Guizhou Gas Group Corp. Ltd. Class A	360,400	369
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	368
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	368
*	H&R Century Union Corp. Class A	709,000	367
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	367
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	367
	Central China Land Media Co. Ltd. Class A	374,700	366
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	366
	Shanghai Xinhua Media Co. Ltd. Class A	787,200	366
*	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	366
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	438,393	363
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	363
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	627,000	362
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	325,700	361
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	18,400	361
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,287,637	360
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	360
	Suzhou TFC Optical Communication Co. Ltd. Class A	93,000	360
	Zheshang Securities Co. Ltd. Class A	257,100	359
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	478,000	359
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	359
	Konka Group Co. Ltd. Class A (XSHE)	535,900	358
	China Wafer Level CSP Co. Ltd. Class A	129,292	358
	Jinhui Liquor Co. Ltd. Class A	130,000	358
*	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	357
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	175,700	356
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	356
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	356
	Unilumin Group Co. Ltd. Class A	428,200	355

39

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	305,400	354
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	353
	Ligao Foods Co. Ltd. Class A	34,600	351
*	Strait Innovation Internet Co. Ltd. Class A	640,698	349
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	349
	Yunda Holding Co. Ltd. Class A	192,166	348
	Three Squirrels Inc. Class A	149,540	347
*	Liaoning Shenhua Holdings Co. Ltd.	1,326,800	346
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	214,117	346
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	346
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	345
*	STO Express Co. Ltd. Class A	223,899	344
	China Meheco Co. Ltd. Class A	198,184	343
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	343
	Shanghai New World Co. Ltd. Class A (XSHG)	398,500	342
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	340
	Metro Land Corp. Ltd. Class A	561,500	339
	Shanghai DragonNet Technology Co. Ltd. Class A	300,901	338
*	Shenzhen World Union Group Inc. Class A	978,805	336
*	China Television Media Ltd. Class A	310,000	336
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	335
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	335
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	335
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	335
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	333
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	333
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	333
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	333
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	451,000	332
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	345,300	332
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	332
	Renhe Pharmacy Co. Ltd. Class A	381,501	331
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	331
*	Zhejiang NetSun Co. Ltd. Class A (XSEC)	184,600	331
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	331
	Suning Universal Co. Ltd. Class A	796,549	330
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	330
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	329
*	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	509,141	328
	Eoptolink Technology Inc. Ltd. Class A	92,445	328
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	50,700	327
*	Jinke Properties Group Co. Ltd. Class A	1,338,788	326
	Zhuhai Huafa Properties Co. Ltd. Class A (XSHG)	276,840	325
	Shenzhen Agricultural Products Group Co. Ltd. Class A	461,800	324
	Fujian Funeng Co. Ltd. Class A	220,488	324
	Fujian Cement Inc. Class A	472,320	324
		Shares	Market Value• ($000)
*	Shanghai Lonyer Fuels Co. Ltd. Class A	326,300	323
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	322
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	321
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	320
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	320
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	319
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	319
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	359,400	318
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	318
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	318
	Topsec Technologies Group Inc. Class A	205,200	317
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	317
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	315
	CNGR Advanced Material Co. Ltd. Class A	31,700	315
	Xiamen Kingdomway Group Co. Class A	136,200	314
	Shenzhen Megmeet Electrical Co. Ltd. Class A	90,300	314
	Guomai Technologies Inc. Class A	287,886	313
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	313
*	Tangel Culture Co. Ltd. Class A	745,400	313
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	312
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	311
*	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	311
	Hangzhou Robam Appliances Co. Ltd. Class A	110,300	310
*	China Quanjude Group Co. Ltd. Class A	278,800	310
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	506,160	309
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	309
	Ovctek China Inc. Class A	75,740	308
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	307
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	307
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	306
*	Huafon Microfibre Shanghai Technology Co. Ltd.	593,346	305
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	148,298	305
	Thinkingdom Media Group Ltd. Class A	124,581	305
*	Wuxi Hodgen Technology Co. Ltd. Class A	416,100	304
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	303
	Befar Group Co. Ltd. Class A (XSSC)	439,492	302
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	302
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	302
	CNPC Capital Co. Ltd. Class A	490,091	302
	Luenmei Quantum Co. Ltd. Class A	351,842	301
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	301
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	300
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	298
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	298
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	298

40

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Fujian Green Pine Co. Ltd. Class A	355,400	298
	MYS Group Co. Ltd. Class A (XSEC)	628,125	297
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	297
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	294
	Weifu High-Technology Group Co. Ltd. Class A	124,100	293
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A (XSHE)	794,400	293
	Guangdong South New Media Co. Ltd. Class A	67,212	293
*,3	Sunac China Holdings Ltd.	45,814,020	292
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	742,600	292
	Tongyu Communication Inc. Class A (XSHE)	182,475	292
*	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	291
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	291
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	291
	Lucky Film Co. Class A (XSHG)	309,500	289
	Shanghai Shenda Co. Ltd. Class A (XSHG)	623,500	289
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	289
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	289
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	210,700	287
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	287
	Dashang Co. Ltd. Class A (XSSC)	132,900	285
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	284
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	282
	Visual China Group Co. Ltd. Class A	202,419	281
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	281
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	281
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	155,280	280
	JCHX Mining Management Co. Ltd. Class A (XSSC)	96,073	280
	Sansure Biotech Inc. Class A	80,076	280
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	279
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	278
	Inmyshow Digital Technology Group Co. Ltd. (XSHG)	338,000	278
*	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	276
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	276
	Giant Network Group Co. Ltd. Class A	259,300	276
	Zhejiang Wanma Co. Ltd. Class A	221,800	275
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	250,100	274
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	515,756	273
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	272
	Xinfengming Group Co. Ltd. Class A	243,655	271
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	270
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	269
*,3	Colour Life Services Group Co. Ltd.	3,390,570	268
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	268
	Suzhou Anjie Technology Co. Ltd. Class A	150,460	267
*	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	267
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	266
		Shares	Market Value• ($000)
*	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	266
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	249,626	265
	Ganfeng Lithium Group Co. Ltd. Class A	24,360	264
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	263
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	263
	Henan Yuguang Gold & Lead Co. Ltd. Class A	391,300	260
	Shenzhen Aisidi Co. Ltd. Class A	188,800	259
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	259
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	256
	YongXing Special Materials Technology Co. Ltd. Class A	15,900	254
*	Beijing Philisense Technology Co. Ltd. Class A	492,033	253
*	An Hui Wenergy Co. Ltd. Class A	395,790	252
	Bestsun Energy Co. Ltd. Class A (XSSC)	436,100	251
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	251
*	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	250
	Shanghai AtHub Co. Ltd. Class A	69,580	249
*	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	249
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	248
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	40,800	248
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	248
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	245
*	Visionox Technology Inc. Class A	300,796	244
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	414,800	243
	Shenzhen Kinwong Electronic Co. Ltd. Class A	86,772	242
	Realcan Pharmaceutical Group Co. Ltd. Class A	420,100	241
*	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	241
	Xiamen International Airport Co. Ltd. Class A (XSHG)	122,000	241
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	240
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	287,900	240
*	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	240
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	5,199	239
*	Greattown Holdings Ltd. Class A	546,421	236
*	RiseSun Real Estate Development Co. Ltd. Class A	855,744	235
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	228,800	234
	CSG Holding Co. Ltd. Class A	249,200	234
	Sansure Biotech Inc. Class A (XSHG)	66,779	234
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	97,600	233
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	233
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	274,385	233
	Bengang Steel Plates Co. Ltd. Class B	1,215,011	232
	Hisense Home Appliances Group Co. Ltd.	280,000	232
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	231
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	227
	IReader Technology Co. Ltd. Class A	115,394	226

41

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	540,800	225
	CQ Pharmaceutical Holding Co. Ltd. Class A	321,900	225
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	224
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	223
	Camel Group Co. Ltd. Class A (XSHG)	190,580	223
	China Petroleum Engineering Corp.	584,100	221
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	220
	Jiangsu Gian Technology Co. Ltd. Class A (XSEC)	55,008	219
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	237,600	218
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	218
	Xinyu Iron & Steel Co. Ltd. Class A	443,400	217
	Accelink Technologies Co. Ltd. Class A	92,200	215
*	Chongqing Dima Industry Co. Ltd. Class A	778,307	215
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	215
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	353,100	213
	Qianhe Condiment & Food Co. Ltd. Class A	99,504	213
	Truking Technology Ltd. Class A (XSEC)	92,500	213
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	139,800	212
	Jenkem Technology Co. Ltd. Class A	9,368	211
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	210
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	210
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	209
	Shanghai Pudong Construction Co. Ltd. Class A (XSHG)	227,783	209
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	209
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	206
	Longshine Technology Group Co. Ltd. Class A	58,000	205
	Lucky Film Co. Class A (XSSC)	219,191	205
	Anker Innovations Technology Co. Ltd. Class A (XSHE)	27,600	205
*	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	268,000	203
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	203
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	203
*	Alpha Group Class A	339,300	202
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	202
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	202
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	200
	Guangdong Golden Dragon Development Inc. Class A	114,600	199
	Shanghai Shenda Co. Ltd. Class A (XSSC)	427,300	198
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	198
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	324,720	198
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	250,600	198
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	197
*	Genetron Holdings Ltd. ADR	241,913	197
[1,2]	Orient Securities Co. Ltd. Class H	524,000	196
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	196
*	Zhejiang Wanliyang Co. Ltd. Class A	186,300	192
		Shares	Market Value• ($000)
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	191
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSHG)	162,400	186
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	109,800	185
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	127,140	185
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	521,400	184
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	183
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	182
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	182
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	182
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	179
	Avary Holding Shenzhen Co. Ltd. Class A	43,500	178
	Red Star Macalline Group Corp. Ltd. Class A	305,030	177
*	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	176
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	175
	Hangxiao Steel Structure Co. Ltd. Class A	324,200	174
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	171
	Hainan Poly Pharm Co. Ltd. Class A	46,824	170
	Canny Elevator Co. Ltd. Class A	185,877	169
*,3	Fantasia Holdings Group Co. Ltd.	6,583,520	168
	Xiamen International Airport Co. Ltd. Class A (XSSC)	84,970	168
	Jiangsu Lopal Tech Co. Ltd. Class A (XSSC)	43,800	166
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	187,500	165
	Jiangsu Yoke Technology Co. Ltd. Class A	20,100	162
*	Hytera Communications Corp. Ltd. Class A	219,500	159
	Shenzhen Desay Battery Technology Co. Class A	23,345	159
	YGSOFT Inc. Class A	173,738	159
*	Grandjoy Holdings Group Co. Ltd. Class A	359,500	155
	Nantong Jianghai Capacitor Co. Ltd. Class A	44,660	155
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	151
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	150
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	149
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	148
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	290,550	146
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	146
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	144
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	144
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	144
	Huaxi Securities Co. Ltd. Class A	142,200	143
*	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	142
*	Innuovo Technology Co. Ltd. Class A	158,700	142
	Shang Gong Group Co. Ltd. Class B	389,814	141
	Hunan Aihua Group Co. Ltd. Class A	42,200	140
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	138
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	141,939	137
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	137
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	9,837	136
	Goldenmax International Group Ltd. Class A	123,800	135

42

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	135
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	133
	Huabao Flavours & Fragrances Co. Ltd. Class A	42,321	133
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	133
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	129
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	129
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	23,100	129
	China Great Wall Securities Co. Ltd. Class A	115,600	128
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	127
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	321,240	127
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	127
*	Shunfa Hengye Corp. Class A (XSEC)	271,120	125
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	125
	Yantai Eddie Precision Machinery Co. Ltd. Class A	63,560	124
	JL Mag Rare-Earth Co. Ltd. Class A	29,120	124
*,2	BEST Inc. ADR	210,387	124
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	123
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	32,500	121
*	Oceanwide Holdings Co. Ltd. Class A	767,000	119
	Huafu Fashion Co. Ltd.	278,500	116
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	46,662	116
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	116
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	116
	Guangxi LiuYao Group Co. Ltd. Class A (XSSC)	46,620	115
*	263 Network Communications Co. Ltd. Class A (XSEC)	194,200	115
*	Berry Genomics Co. Ltd. Class A	65,305	114
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	114
	Shenzhen Sunlord Electronics Co. Ltd. Class A	38,500	113
	Shanghai Foreign Service Holding Group Co. Ltd. (XSSC)	168,000	113
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	112
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	111
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	111
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	110
	CGN Nuclear Technology Development Co. Ltd. Class A	108,598	109
*	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	109
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	108
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	108
	Eastern Communications Co. Ltd. Class B	259,500	106
	PCI Technology Group Co. Ltd. Class A	135,900	106
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	119,859	106
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	105
	Jinzhou Port Co. Ltd. Class A	267,100	105
	Guangdong Tapai Group Co. Ltd. Class A	110,900	103
*	Jointo Energy Investment Co. Ltd. Hebei Class A	145,900	103
*	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	103
		Shares	Market Value• ($000)
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	100
*	Blue Sail Medical Co. Ltd. Class A	87,564	99
*	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	99
*	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	97
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSHG)	89,440	96
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	95
	C&S Paper Co. Ltd. Class A	72,800	94
	Sumavision Technologies Co. Ltd. Class A	135,700	92
*	HyUnion Holding Co. Ltd. Class A	87,800	92
	Tongyu Communication Inc. Class A (XSEC)	55,500	89
	Imeik Technology Development Co. Ltd. Class A	1,500	87
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	82
*	Zhejiang NetSun Co. Ltd. Class A (XSHE)	45,000	81
	Zhejiang Yasha Decoration Co. Ltd. Class A	138,500	81
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	29,000	80
*	Sichuan Languang Development Co. Ltd. Class A	484,272	76
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	75
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	72
	Jiangsu Huaxicun Co. Ltd. Class A	95,200	70
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	34,100	68
*	YanTai Shuangta Food Co. Ltd. Class A	90,500	67
	Infore Environment Technology Group Co. Ltd. Class A	105,300	67
	Better Life Commercial Chain Share Co. Ltd. Class A	94,200	64
*	Wuhan P&S Information Technology Co. Ltd. Class A	105,700	63
	COFCO Capital Holdings Co. Ltd. Class A	78,200	63
	Jiangling Motors Corp. Ltd. Class A	31,900	62
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	67,400	62
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	62
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	61
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	60
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	58
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	58
	Vatti Corp. Ltd. Class A	73,700	57
	Ningbo Deye Technology Co. Ltd. Class A	1,260	57
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	163,313	56
*	Huayi Brothers Media Corp. Class A (XSEC)	195,302	55
	Toly Bread Co. Ltd. Class A	35,476	55
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	54
	Enjoyor Technology Co. Ltd. Class A (XSHE)	56,200	53
	Changzheng Engineering Co. Ltd. Class A (XSSC)	30,316	52
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	49
*	Beijing VRV Software Corp. Ltd. Class A	73,500	48
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	48
	Zhongshan Public Utilities Group Co. Ltd. Class A	52,100	46
*	Shenzhen Center Power Tech Co. Ltd. Class A	17,600	45
	Fulongma Group Co. Ltd. Class A	34,300	41
*	Cheng De Lolo Co. Ltd. Class A	36,020	37
*	Luoniushan Co. Ltd. Class A	40,200	35

43

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	13,520	35
	Zhejiang Meida Industrial Co. Ltd. Class A	24,400	34
*	Shenzhen Das Intellitech Co. Ltd. Class A	71,600	32
*	Shenzhen Anche Technologies Co. Ltd. Class A	18,400	31
	Shanghai Haixin Group Co. Class A	32,500	31
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	22
	Times Neighborhood Holdings Ltd.	403,701	18
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	17,250	16
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	9
*	Hengdian Entertainment Co. Ltd. Class A (XSSC)	722	1
*,2,3	Midas Holdings Ltd.	202,000	—
*,1,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	—
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	—
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
	H World Group Ltd.	70	—
*,3	CT Environmental Group Ltd.	38,490,600	—
*,3	Kangmei Pharmaceutical Co. Ltd.	676,212	—
			23,684,929
Colombia (0.2%)
	Bancolombia SA ADR	1,586,256	40,243
	Interconexion Electrica SA ESP	6,032,207	23,536
	Ecopetrol SA	43,961,433	21,808
	Bancolombia SA	2,684,798	19,299
	Grupo de Inversiones Suramericana SA	1,381,773	11,138
[2]	Ecopetrol SA ADR	1,096,009	10,807
	Bancolombia SA Preference Shares	1,283,917	8,124
	Banco Davivienda SA Preference Shares	1,377,216	7,250
	Grupo Aval Acciones y Valores SA Preference Shares	47,711,519	5,217
	Cementos Argos SA	6,606,721	4,455
	Grupo de Inversiones Suramericana SA Preference Shares	1,167,879	3,230
*,3	BAC Holding International Corp.	60,778,264	2,418
	Grupo Aval Acciones y Valores SA ADR	406,251	902
			158,427
Cyprus (0.0%)
*	Sunrisemezz plc	1,109,312	90
Czech Republic (0.1%)
	CEZ A/S	2,190,592	71,590
	Komercni Banka A/S	1,049,837	30,068
[1]	Moneta Money Bank A/S	4,504,834	13,140
	Philip Morris CR A/S	6,097	4,080
	Colt CZ Group SE	19,267	428
			119,306
Egypt (0.1%)
	Commercial International Bank Egypt SAE	30,855,560	41,361
	Egypt Kuwait Holding Co. SAE	8,937,569	9,817
*	Egyptian Financial Group-Hermes Holding Co.	14,561,726	8,064
	Eastern Co. SAE	13,529,138	6,663
*	Fawry for Banking & Payment Technology Services SAE	35,636,374	5,795
	Talaat Moustafa Group	14,061,132	4,810
	Telecom Egypt Co.	4,931,977	3,739
*	ElSewedy Electric Co.	10,308,046	3,631
	Egypt Kuwait Holding Co. SAE (XCAI)	1,519,670	1,758
*	Medinet Nasr Housing	14,230,342	1,629
			87,267
		Shares	Market Value• ($000)
Greece (0.4%)
	Hellenic Telecommunications Organization SA	2,988,878	46,939
*	Eurobank Ergasias Services & Holdings SA	35,309,377	34,858
	OPAP SA	2,579,510	31,607
*	National Bank of Greece SA	7,564,036	27,407
*	Alpha Services & Holdings SA	29,265,040	27,102
	Mytilineos SA	1,433,928	24,044
	JUMBO SA	1,538,889	21,858
*	Public Power Corp. SA	2,905,852	18,342
	Terna Energy SA	707,213	13,143
	Motor Oil Hellas Corinth Refineries SA	748,688	12,868
*	Piraeus Financial Holdings SA	7,765,187	9,573
*	GEK Terna Holding Real Estate Construction SA	771,604	7,345
*	LAMDA Development SA	949,434	5,752
	HELLENIQ ENERGY HOLDINGS SA	758,665	5,187
	Athens Water Supply & Sewage Co. SA	523,607	3,728
	Viohalco SA	838,041	3,146
	Autohellas Tourist & Trading SA	274,468	3,068
	Sarantis SA	436,033	2,733
	Holding Co. ADMIE IPTO SA	1,577,580	2,613
	Hellenic Exchanges - Athens Stock Exchange SA	817,635	2,531
*	Aegean Airlines SA	437,310	2,161
*	Ellaktor SA	1,174,012	2,015
	Fourlis Holdings SA	595,885	1,560
	Quest Holdings SA	370,977	1,479
*	Galaxy Cosmos Mezz plc	1,083,890	175
*,3	FF Group	397,542	—
			311,234
Hong Kong (0.0%)
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
*,3	Tech Pro Technology Development Ltd.	122,060,000	—
*,3	SMI Holdings Group Ltd.	18,314,748	—
			34
Hungary (0.2%)
	OTP Bank Nyrt.	3,166,306	69,076
	Richter Gedeon Nyrt.	1,927,951	38,136
	MOL Hungarian Oil & Gas plc	4,947,637	29,706
	Magyar Telekom Telecommunications plc	5,266,697	3,782
*	Opus Global Nyrt.	3,119,542	896
			141,596
Iceland (0.0%)
	Marel hf	2,383,963	8,345
[1]	Arion Banki hf	5,444,000	6,095
	Islandsbanki hf	3,653,813	3,240
	Hagar hf	4,329,400	2,162
	Eimskipafelag Islands hf	564,321	2,138
*	Kvika banki hf	15,542,553	2,060
	Siminn hf	24,555,000	1,929
	Festi hf	1,246,369	1,639
	Reitir fasteignafelag hf	2,446,507	1,559
*	Origo hf	1,755,181	1,010
*	Icelandair Group hf	69,957,172	910
	Vatryggingafelag Islands hf	3,944,604	493
	Sjova-Almennar Tryggingar hf	1,604,176	376
			31,956
India (19.4%)
	Reliance Industries Ltd.	46,328,896	1,429,561
	Infosys Ltd.	48,958,953	912,500
	Housing Development Finance Corp. Ltd.	24,169,661	722,643
	Tata Consultancy Services Ltd.	14,066,487	542,855
	Hindustan Unilever Ltd.	12,221,904	377,090
	Axis Bank Ltd.	31,344,778	343,742
	Bharti Airtel Ltd.	32,342,040	325,257
	Bajaj Finance Ltd.	3,249,578	280,894

44

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	ICICI Bank Ltd.	21,576,513	237,241
	Asian Paints Ltd.	6,221,832	234,209
	Larsen & Toubro Ltd.	9,496,327	232,500
	Maruti Suzuki India Ltd.	1,821,511	210,003
	Mahindra & Mahindra Ltd.	12,685,256	207,037
	Titan Co. Ltd.	5,754,638	192,021
	HCL Technologies Ltd.	14,959,489	188,320
	Sun Pharmaceutical Industries Ltd.	14,992,874	184,214
	ITC Ltd.	40,830,552	172,155
	Adani Total Gas Ltd.	3,826,330	166,525
	Adani Enterprises Ltd.	3,710,338	150,170
*	Adani Transmission Ltd.	3,490,507	141,350
	State Bank of India	20,147,273	139,914
*	Adani Green Energy Ltd.	5,484,585	139,450
	Tata Steel Ltd.	112,347,648	137,796
	NTPC Ltd.	61,324,009	128,371
	UltraTech Cement Ltd.	1,576,339	128,059
	Nestle India Ltd.	495,777	122,085
	Power Grid Corp. of India Ltd.	43,361,742	119,638
	JSW Steel Ltd.	13,833,044	112,707
	Grasim Industries Ltd.	5,295,907	110,392
	Bajaj Finserv Ltd.	5,382,350	109,832
	Adani Ports & Special Economic Zone Ltd.	10,932,056	108,853
	Tech Mahindra Ltd.	8,350,633	107,397
*,1	Avenue Supermarts Ltd.	2,053,549	107,254
	Cipla Ltd.	7,060,185	99,612
*	Tata Motors Ltd.	19,805,533	99,163
	Hindalco Industries Ltd.	19,451,169	95,293
	Eicher Motors Ltd.	1,914,757	89,215
[1]	SBI Life Insurance Co. Ltd.	5,798,831	88,863
[1]	HDFC Life Insurance Co. Ltd.	13,375,823	87,413
	Oil & Natural Gas Corp. Ltd.	50,763,879	82,003
	Tata Consumer Products Ltd.	8,371,927	77,961
	Coal India Ltd.	26,143,501	77,609
	Divi's Laboratories Ltd.	1,760,432	76,791
	Apollo Hospitals Enterprise Ltd.	1,374,873	75,073
	Britannia Industries Ltd.	1,643,677	74,842
	Pidilite Industries Ltd.	2,110,850	66,010
	Wipro Ltd.	13,976,299	65,401
	UPL Ltd.	7,304,127	64,482
	Tata Power Co. Ltd.	22,937,785	62,708
	Ambuja Cements Ltd.	9,515,654	61,318
	Dr Reddy's Laboratories Ltd.	1,131,706	60,916
	SRF Ltd.	1,960,946	60,690
	Bharat Electronics Ltd.	46,054,661	59,434
	Hero MotoCorp Ltd.	1,798,963	58,229
	Vedanta Ltd.	16,953,437	57,448
*	Max Healthcare Institute Ltd.	10,415,752	57,418
*	Adani Power Ltd.	13,349,654	54,124
	Dabur India Ltd.	7,982,174	53,518
	Shree Cement Ltd.	186,795	51,366
*	Godrej Consumer Products Ltd.	5,040,016	50,525
	Bharat Petroleum Corp. Ltd.	13,745,098	50,462
	Info Edge India Ltd.	1,055,596	50,023
	Havells India Ltd.	3,330,129	48,997
*	Tata Motors Ltd. Class A	17,089,468	48,630
	Page Industries Ltd.	80,535	48,449
	Cholamandalam Investment & Finance Co. Ltd.	5,560,825	47,698
*	Zomato Ltd.	62,401,612	47,595
[1]	ICICI Lombard General Insurance Co. Ltd.	3,320,439	46,958
	Indian Hotels Co. Ltd. Class A	11,587,754	46,750
	Trent Ltd.	2,523,711	46,614
	Indian Oil Corp. Ltd.	56,354,826	46,478
	Marico Ltd.	7,196,477	45,656
	Tube Investments of India Ltd.	1,353,324	44,841
	Siemens Ltd.	1,239,828	43,865
		Shares	Market Value• ($000)
*	United Spirits Ltd.	3,988,056	43,205
	Bajaj Auto Ltd.	953,242	42,327
	MRF Ltd.	37,395	41,020
	Shriram Transport Finance Co. Ltd.	2,748,651	40,877
	Tata Elxsi Ltd.	474,504	40,108
	SBI Cards & Payment Services Ltd.	3,986,179	39,832
	DLF Ltd.	8,537,369	39,792
	PI Industries Ltd.	1,013,481	39,701
	GAIL India Ltd.	35,939,988	39,617
	TVS Motor Co. Ltd.	2,779,020	38,514
	Jubilant Foodworks Ltd.	5,016,351	37,005
	Ashok Leyland Ltd.	19,878,902	36,848
	Container Corp. of India Ltd.	3,815,302	36,822
	Colgate-Palmolive India Ltd.	1,855,281	36,610
	Zee Entertainment Enterprises Ltd. Class B	11,461,970	36,413
	Varun Beverages Ltd.	2,808,440	35,636
	Hindustan Aeronautics Ltd.	1,161,698	35,471
[1]	Larsen & Toubro Infotech Ltd.	614,495	35,203
	Bharat Forge Ltd.	3,484,590	35,154
	Crompton Greaves Consumer Electricals Ltd.	7,975,075	34,920
	Embassy Office Parks REIT	8,365,230	34,827
	Federal Bank Ltd.	21,789,388	34,653
	ACC Ltd.	1,190,920	34,433
	Voltas Ltd.	3,169,319	33,581
	Indian Railway Catering & Tourism Corp. Ltd.	3,620,259	32,480
*	Yes Bank Ltd.	172,677,424	32,467
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,286,120	32,463
*,1	Bandhan Bank Ltd.	10,914,752	31,519
	State Bank of India GDR	454,766	31,255
[1]	AU Small Finance Bank Ltd.	4,342,016	30,931
	Tata Chemicals Ltd.	2,253,807	30,879
	Cummins India Ltd.	1,888,732	30,754
	Jindal Steel & Power Ltd.	5,514,020	30,640
	Astral Ltd.	1,240,841	30,473
	Bajaj Holdings & Investment Ltd.	372,025	29,948
	Persistent Systems Ltd.	666,573	29,743
	Mphasis Ltd.	1,236,049	29,550
*,1	InterGlobe Aviation Ltd.	1,361,528	29,381
*	CG Power & Industrial Solutions Ltd.	9,275,873	29,203
	Dr Reddy's Laboratories Ltd. ADR	534,293	29,017
	Deepak Nitrite Ltd.	1,034,217	28,963
*	Max Financial Services Ltd.	3,349,812	28,702
*	IDFC First Bank Ltd.	42,301,885	28,692
	APL Apollo Tubes Ltd.	2,143,135	27,989
	Lupin Ltd.	3,298,564	27,863
[1]	Laurus Labs Ltd.	5,011,494	27,541
	ABB India Ltd.	741,603	27,320
	Indus Towers Ltd.	12,079,668	27,099
	Dixon Technologies India Ltd.	495,802	27,090
	Torrent Pharmaceuticals Ltd.	1,344,540	26,828
	Navin Fluorine International Ltd.	480,004	26,423
	Balkrishna Industries Ltd.	1,108,201	26,307
	Bank of Baroda	14,553,052	25,992
	Petronet LNG Ltd.	10,369,325	25,759
	Indraprastha Gas Ltd.	4,837,067	25,065
	Hindustan Petroleum Corp. Ltd.	9,563,215	24,729
	Mindtree Ltd.	594,603	24,453
	Bosch Ltd.	120,851	24,095
	Tata Communications Ltd.	1,583,658	24,088
	Berger Paints India Ltd.	3,374,090	23,925
	Aurobindo Pharma Ltd.	3,652,952	23,749
	Samvardhana Motherson International Ltd.	30,383,824	23,686
	Supreme Industries Ltd.	898,531	23,605
[1]	HDFC Asset Management Co. Ltd.	931,546	23,379
	Atul Ltd.	229,279	23,208
*	Fortis Healthcare Ltd.	6,876,783	23,062
	Coforge Ltd.	495,239	22,782

45

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Motherson Sumi Wiring India Ltd.	21,582,151	22,723
*	Aditya Birla Fashion & Retail Ltd.	5,256,268	22,484
	Gujarat Fluorochemicals Ltd.	489,668	22,430
	LIC Housing Finance Ltd.	4,572,567	22,412
	Aarti Industries Ltd.	2,636,919	22,294
	Power Finance Corp. Ltd.	15,842,745	22,072
	Dalmia Bharat Ltd.	1,137,621	22,036
	JSW Energy Ltd.	5,289,640	21,580
	REC Ltd.	17,192,452	21,302
	Biocon Ltd.	6,336,036	20,672
	Ipca Laboratories Ltd.	1,874,294	20,507
	Mahindra & Mahindra Financial Services Ltd.	8,242,702	20,134
[1]	Sona Blw Precision Forgings Ltd.	3,568,335	20,099
	IIFL Finance Ltd.	3,874,472	19,667
	KPIT Technologies Ltd.	2,275,664	19,521
	United Breweries Ltd.	959,919	19,186
	Steel Authority of India Ltd.	20,104,500	19,124
	Schaeffler India Ltd.	569,968	18,979
	Bata India Ltd.	856,135	18,928
*	Godrej Properties Ltd.	1,208,856	18,446
	Muthoot Finance Ltd.	1,461,557	18,442
	Oberoi Realty Ltd.	1,647,211	18,436
	Torrent Power Ltd.	3,018,790	18,409
	Zydus Lifesciences Ltd.	3,485,624	18,266
	Apollo Tyres Ltd.	5,108,535	17,959
	Canara Bank	5,087,200	17,874
	Coromandel International Ltd.	1,533,857	17,831
	Piramal Enterprises Ltd.	1,734,223	17,822
*	Adani Wilmar Ltd.	2,175,110	17,684
	Phoenix Mills Ltd.	1,020,990	17,619
	AIA Engineering Ltd.	541,896	17,573
	Gujarat Gas Ltd.	2,782,897	17,457
	IDFC Ltd.	18,365,904	17,204
	Elgi Equipments Ltd.	2,927,142	17,147
	SKF India Ltd.	321,216	17,085
	Emami Ltd.	2,954,556	16,927
	Sundram Fasteners Ltd.	1,481,022	16,763
	NMDC Ltd.	13,872,583	16,712
	Grindwell Norton Ltd.	656,544	16,679
	NHPC Ltd.	31,821,307	16,383
	Bharat Heavy Electricals Ltd.	18,212,354	16,297
	Wipro Ltd. ADR	3,406,938	16,013
	Rajesh Exports Ltd.	1,913,900	15,992
	Carborundum Universal Ltd.	1,545,087	15,820
[1]	L&T Technology Services Ltd.	367,022	15,702
	Ramco Cements Ltd.	1,767,069	15,419
*	GMR Airports Infrastructure Ltd.	33,970,651	15,383
	Computer Age Management Services Ltd.	498,118	15,354
	UNO Minda Ltd.	2,363,196	15,334
	Kajaria Ceramics Ltd.	1,158,602	15,158
[1]	Dr Lal PathLabs Ltd.	489,191	15,154
	JK Cement Ltd.	456,010	14,971
*	PVR Ltd.	694,018	14,901
	KEI Industries Ltd.	756,002	14,766
	Honeywell Automation India Ltd.	30,649	14,568
	Solar Industries India Ltd.	304,798	14,352
	Radico Khaitan Ltd.	1,124,508	14,176
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,185,274	13,846
	Thermax Ltd.	519,616	13,637
	Alkem Laboratories Ltd.	342,763	13,069
*,1	Macrotech Developers Ltd.	1,072,936	12,850
	Angel One Ltd.	653,145	12,655
	Exide Industries Ltd.	6,281,558	12,585
	Blue Star Ltd.	840,421	12,569
	Lakshmi Machine Works Ltd.	80,394	12,517
	Timken India Ltd.	342,024	12,403
	Pfizer Ltd.	234,236	12,383
		Shares	Market Value• ($000)
	Polycab India Ltd.	364,155	12,228
	L&T Finance Holdings Ltd.	12,407,267	12,165
[1]	Syngene International Ltd.	1,590,339	12,134
	Redington Ltd.	7,152,441	11,816
	Relaxo Footwears Ltd.	1,006,743	11,764
*	Vodafone Idea Ltd.	112,835,072	11,675
	City Union Bank Ltd.	5,169,672	11,616
*	FSN E-Commerce Ventures Ltd.	832,386	11,605
	JB Chemicals & Pharmaceuticals Ltd.	481,388	11,482
	Escorts Kubota Ltd.	461,499	11,355
	Oracle Financial Services Software Ltd.	318,553	11,211
	IIFL Wealth Management Ltd.	521,938	11,187
	Hindustan Zinc Ltd.	3,253,777	11,151
	Linde India Ltd.	299,640	11,124
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,293,968	11,106
*	3M India Ltd.	39,299	11,066
	Kansai Nerolac Paints Ltd.	1,882,199	11,061
	HFCL Ltd.	11,015,484	11,021
	Poonawalla Fincorp Ltd.	2,892,789	11,006
	Amara Raja Batteries Ltd.	1,751,735	10,860
	Cyient Ltd.	1,198,388	10,860
*,1	Aster DM Healthcare Ltd.	3,623,467	10,831
	Central Depository Services India Ltd.	729,202	10,791
	National Aluminium Co. Ltd.	12,632,266	10,710
	Gujarat State Petronet Ltd.	3,890,405	10,645
	Castrol India Ltd.	7,082,043	10,635
	Oil India Ltd.	4,557,681	10,610
*	Piramal Pharma Ltd.	5,308,348	10,575
	EID Parry India Ltd.	1,389,926	10,405
	Brigade Enterprises Ltd.	1,721,088	10,400
	Cholamandalam Financial Holdings Ltd.	1,366,734	10,367
[1]	Indian Energy Exchange Ltd.	6,104,884	10,326
*	PB Fintech Ltd.	2,190,245	10,231
	Glenmark Pharmaceuticals Ltd.	2,090,711	10,221
*	Suzlon Energy Ltd.	105,536,735	10,144
	Bayer CropScience Ltd.	178,252	10,078
	Union Bank of India Ltd.	15,393,610	10,040
	GlaxoSmithKline Pharmaceuticals Ltd.	602,796	10,031
*,1	RBL Bank Ltd.	6,119,816	9,999
*	EIH Ltd.	4,265,232	9,992
	Ratnamani Metals & Tubes Ltd.	398,054	9,918
*	One 97 Communications Ltd.	1,259,817	9,726
	UTI Asset Management Co. Ltd.	1,143,356	9,700
*	Star Health & Allied Insurance Co. Ltd.	1,123,916	9,689
	Narayana Hrudayalaya Ltd.	1,012,129	9,678
*	Aavas Financiers Ltd.	392,776	9,592
	Chambal Fertilisers & Chemicals Ltd.	2,409,688	9,508
	Manappuram Finance Ltd.	7,442,870	9,472
	Asahi India Glass Ltd.	1,270,111	9,465
	Great Eastern Shipping Co. Ltd.	1,404,227	9,445
	Happiest Minds Technologies Ltd.	798,486	9,368
*	Aditya Birla Capital Ltd.	6,577,605	9,302
	IRB Infrastructure Developers Ltd.	3,182,011	8,992
	VIP Industries Ltd.	993,027	8,979
	India Cements Ltd.	3,062,225	8,927
	Natco Pharma Ltd.	1,227,542	8,909
	Hatsun Agro Product Ltd.	761,499	8,815
	Sanofi India Ltd.	129,448	8,774
	KEC International Ltd.	1,641,463	8,736
	DCM Shriram Ltd.	691,720	8,731
	Sun TV Network Ltd.	1,367,335	8,641
	Praj Industries Ltd.	1,717,183	8,581
*	Tata Teleservices Maharashtra Ltd.	6,933,566	8,539
	Vinati Organics Ltd.	369,073	8,508
	Granules India Ltd.	1,886,754	8,501
	Indian Bank	2,766,485	8,492

46

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Whirlpool of India Ltd.	440,947	8,399
	Mahanagar Gas Ltd.	804,150	8,376
	Ajanta Pharma Ltd.	535,187	8,371
	CESC Ltd.	9,009,520	8,361
	CRISIL Ltd.	230,082	8,344
	Bajaj Electricals Ltd.	584,646	8,257
	Sonata Software Ltd.	1,303,538	8,244
*	Affle India Ltd.	588,985	8,216
	Can Fin Homes Ltd.	1,294,708	8,209
	Prestige Estates Projects Ltd.	1,530,339	8,185
	Punjab National Bank	15,822,011	8,156
	Sumitomo Chemical India Ltd.	1,342,393	7,992
*	Westlife Development Ltd.	881,235	7,972
[1]	Eris Lifesciences Ltd.	881,391	7,859
[1]	Brookfield India Real Estate Trust	2,051,752	7,826
*	Indiabulls Housing Finance Ltd.	4,964,175	7,767
	Balaji Amines Ltd.	210,887	7,706
	KPR Mill Ltd.	1,151,870	7,689
	Century Textiles & Industries Ltd.	720,405	7,467
[1]	Endurance Technologies Ltd.	455,977	7,467
*,1	Lemon Tree Hotels Ltd.	7,260,450	7,402
[1]	Mindspace Business Parks REIT	1,720,215	7,381
[1]	Nippon Life India Asset Management Ltd.	2,247,447	7,349
	Trident Ltd.	17,079,476	7,269
	Tanla Platforms Ltd.	806,080	7,229
	Raymond Ltd.	497,296	7,198
	Karur Vysya Bank Ltd.	5,714,010	7,191
[1]	Metropolis Healthcare Ltd.	349,798	7,152
	Shriram City Union Finance Ltd.	323,664	7,130
[1]	Indian Railway Finance Corp. Ltd.	25,942,207	7,098
*	Aptus Value Housing Finance India Ltd.	1,852,023	7,075
	Birlasoft Ltd.	2,148,170	7,034
	GHCL Ltd.	893,432	6,982
*	Reliance Power Ltd.	35,672,087	6,952
	Aegis Logistics Ltd.	1,840,885	6,920
	Suven Pharmaceuticals Ltd.	1,433,717	6,905
*	Nuvoco Vistas Corp. Ltd.	1,437,355	6,888
*	CreditAccess Grameen Ltd.	581,210	6,855
*,1	Tejas Networks Ltd.	820,277	6,814
*	Shree Renuka Sugars Ltd.	10,223,444	6,681
*	Amber Enterprises India Ltd.	266,685	6,663
	Gillette India Ltd.	107,150	6,659
	BSE Ltd.	932,831	6,656
	Jubilant Ingrevia Ltd.	1,066,305	6,642
	Intellect Design Arena Ltd.	1,267,012	6,614
	V-Guard Industries Ltd.	2,130,172	6,594
	Fine Organic Industries Ltd.	94,651	6,566
	TTK Prestige Ltd.	581,279	6,537
	Mahindra Lifespace Developers Ltd.	1,343,956	6,524
	Alkyl Amines Chemicals	181,607	6,482
	Finolex Industries Ltd.	3,996,396	6,480
	Finolex Cables Ltd.	1,025,587	6,460
*,3	NMDC Ltd.	13,872,583	6,452
	Balrampur Chini Mills Ltd.	1,678,182	6,410
[1]	IndiaMart InterMesh Ltd.	114,824	6,379
	KRBL Ltd.	1,315,111	6,349
*,1	Krishna Institute of Medical Sciences Ltd.	352,859	6,331
	Vardhman Textiles Ltd.	1,548,369	6,303
	Zydus Wellnes Ltd.	296,101	6,294
	Century Plyboards India Ltd.	861,789	6,241
[1]	Quess Corp. Ltd.	926,801	6,192
*	Sheela Foam Ltd.	182,976	6,139
	NCC Ltd.	6,735,003	6,081
*	Indiabulls Real Estate Ltd.	6,450,458	6,071
	Clean Science & Technology Ltd.	317,658	6,044
	Poly Medicure Ltd.	542,344	6,040
	Orient Electric Ltd.	1,819,996	5,914
		Shares	Market Value• ($000)
*	Godrej Industries Ltd.	1,137,796	5,908
	Blue Dart Express Ltd.	64,412	5,907
	Mahindra CIE Automotive Ltd.	1,610,299	5,853
	Vedant Fashions Ltd.	328,908	5,763
[1]	ICICI Securities Ltd.	922,560	5,756
	Ceat Ltd.	305,539	5,697
	JK Lakshmi Cement Ltd.	849,264	5,674
	Rain Industries Ltd.	2,795,700	5,664
	Brightcom Group Ltd.	13,921,281	5,566
	Route Mobile Ltd.	350,582	5,556
	BASF India Ltd.	158,969	5,515
*	Devyani International Ltd.	2,309,236	5,408
	GMM Pfaudler Ltd.	241,681	5,392
	Mastek Ltd.	263,321	5,378
	Edelweiss Financial Services Ltd.	7,417,210	5,190
	eClerx Services Ltd.	322,174	5,144
	Sterlite Technologies Ltd.	2,576,629	5,128
	KNR Constructions Ltd.	1,897,934	5,115
	Saregama India Ltd.	1,096,302	4,966
	Firstsource Solutions Ltd.	3,955,143	4,963
	Welspun Corp. Ltd.	1,847,989	4,961
	PNC Infratech Ltd.	1,580,037	4,930
*	TeamLease Services Ltd.	138,036	4,852
	Motilal Oswal Financial Services Ltd.	585,290	4,848
	Sobha Ltd.	637,368	4,836
	V-Mart Retail Ltd.	132,584	4,821
[1]	Godrej Agrovet Ltd.	791,625	4,792
	Jubilant Pharmova Ltd. Class A	1,071,585	4,749
	Bank of India	6,454,154	4,701
	Hitachi Energy India Ltd.	120,340	4,602
*	Inox Leisure Ltd.	737,197	4,574
	Infibeam Avenues Ltd.	20,670,948	4,420
	Zensar Technologies Ltd.	1,624,365	4,388
*,1	PNB Housing Finance Ltd.	805,946	4,287
	Alembic Pharmaceuticals Ltd.	637,088	4,237
	Welspun India Ltd.	4,420,223	4,187
	CCL Products India Ltd.	685,327	4,150
*	Chemplast Sanmar Ltd.	909,011	4,120
	Avanti Feeds Ltd.	769,471	4,107
	JM Financial Ltd.	4,955,348	4,098
	NIIT Ltd.	1,211,073	4,086
	Birla Corp. Ltd.	363,833	4,060
	Graphite India Ltd.	942,482	4,018
	Rallis India Ltd.	1,467,012	4,016
	Akzo Nobel India Ltd.	152,844	3,941
	Gujarat Pipavav Port Ltd.	3,786,523	3,927
	Vaibhav Global Ltd.	921,513	3,923
	Procter & Gamble Health Ltd.	79,771	3,888
	Gateway Distriparks Ltd.	4,393,559	3,858
	EPL Ltd.	2,059,740	3,827
	Multi Commodity Exchange of India Ltd.	200,180	3,718
	Polyplex Corp. Ltd.	175,891	3,573
	Bombay Burmah Trading Co.	330,138	3,485
*	Borosil Renewables Ltd.	509,225	3,471
	AstraZeneca Pharma India Ltd.	86,982	3,467
*	Dhani Services Ltd.	4,913,544	3,393
[1]	New India Assurance Co. Ltd.	3,069,765	3,296
	NBCC India Ltd.	8,335,179	3,271
*	Alok Industries Ltd.	17,303,475	3,245
*	Sun Pharma Advanced Research Co. Ltd.	989,174	3,085
	Vakrangee Ltd.	8,100,992	3,083
	Nocil Ltd.	1,040,487	3,051
*	Strides Pharma Science Ltd.	814,234	3,048
*,3	Aarti Industries Ltd.	659,230	3,020
	Engineers India Ltd.	3,412,427	2,896
	DCB Bank Ltd.	2,196,202	2,864
	Garware Technical Fibres Ltd.	67,272	2,849

47

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Equitas Holdings Ltd.	2,281,453	2,783
	PTC India Ltd.	3,182,766	2,774
*	South Indian Bank Ltd.	16,642,948	2,756
	HEG Ltd.	210,458	2,688
*	TV18 Broadcast Ltd.	6,183,849	2,615
	Karnataka Bank Ltd.	2,159,488	2,521
	Bajaj Consumer Care Ltd.	1,222,767	2,355
	Galaxy Surfactants Ltd.	66,981	2,354
*	Restaurant Brands Asia Ltd.	1,581,257	2,325
	Symphony Ltd.	226,591	2,295
*	Medplus Health Services Ltd.	311,309	2,231
	ZF Commercial Vehicle Control Systems India Ltd.	17,911	2,217
	Kaveri Seed Co. Ltd.	354,789	2,086
*	Just Dial Ltd.	260,331	1,982
*	Hindustan Construction Co. Ltd.	11,466,715	1,954
[1]	General Insurance Corp. of India	1,298,747	1,942
	Care Ratings Ltd.	324,331	1,919
*	Mangalore Refinery & Petrochemicals Ltd.	2,789,185	1,821
	Jindal Saw Ltd.	1,754,285	1,652
*	Wockhardt Ltd.	559,562	1,580
*	IFCI Ltd.	11,789,491	1,455
[1]	Dilip Buildcon Ltd.	520,988	1,357
*	Future Retail Ltd.	1,615,590	61
*	Future Consumer Ltd.	1,685,121	35
			16,121,201
Indonesia (2.4%)
	Bank Central Asia Tbk. PT	753,997,450	426,218
	Bank Rakyat Indonesia Persero Tbk. PT	895,869,960	267,268
	Telkom Indonesia Persero Tbk. PT	639,719,952	179,666
	Bank Mandiri Persero Tbk. PT	255,389,575	172,529
	Astra International Tbk. PT	278,480,581	119,003
	Bank Negara Indonesia Persero Tbk. PT	102,704,376	61,924
	Sumber Alfaria Trijaya Tbk. PT	254,552,300	45,998
	Adaro Energy Indonesia Tbk. PT	177,072,779	45,175
	United Tractors Tbk. PT	20,997,327	43,434
	Elang Mahkota Teknologi Tbk. PT	414,884,200	41,130
	Charoen Pokphand Indonesia Tbk. PT	101,060,223	36,104
	Kalbe Farma Tbk. PT	262,613,384	34,535
	Sarana Menara Nusantara Tbk. PT	351,808,000	26,042
	Indofood Sukses Makmur Tbk. PT	61,291,908	25,360
	Unilever Indonesia Tbk. PT	79,075,955	23,526
	Indah Kiat Pulp & Paper Tbk. PT	36,802,368	22,647
	Semen Indonesia Persero Tbk. PT	40,153,210	20,483
	Indofood CBP Sukses Makmur Tbk. PT	31,691,147	19,781
	Perusahaan Gas Negara Tbk. PT	147,084,679	18,637
	Barito Pacific Tbk. PT	344,770,150	18,241
	Indo Tambangraya Megah Tbk. PT	5,584,080	16,086
	Indocement Tunggal Prakarsa Tbk. PT	25,383,301	15,099
	Dayamitra Telekomunikasi Tbk. PT	323,691,800	14,808
	Bukit Asam Tbk. PT	56,735,644	14,209
	Mitra Keluarga Karyasehat Tbk. PT	79,256,600	14,039
	Aneka Tambang Tbk.	118,061,210	13,975
	Medikaloka Hermina Tbk. PT	127,987,100	12,232
	Ciputra Development Tbk. PT	194,191,350	11,701
*	Vale Indonesia Tbk. PT	27,821,647	11,621
	AKR Corporindo Tbk. PT	113,939,925	11,406
	Gudang Garam Tbk. PT	6,382,430	9,863
	Medco Energi Internasional Tbk. PT	126,589,542	9,390
	Pakuwon Jati Tbk. PT	323,574,367	9,091
	Panin Financial Tbk. PT	218,288,331	8,891
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,697,400	8,865
	Japfa Comfeed Indonesia Tbk. PT	97,994,800	8,707
	Tower Bersama Infrastructure Tbk. PT	53,175,288	8,397
	XL Axiata Tbk. PT	51,370,098	8,304
	Avia Avian Tbk. PT	163,653,500	8,236
	Bank Pan Indonesia Tbk. PT	53,376,500	8,223
		Shares	Market Value• ($000)
	BFI Finance Indonesia Tbk. PT	115,408,900	8,191
	Matahari Department Store Tbk. PT	26,835,767	8,032
*	Mitra Adiperkasa Tbk. PT	103,222,426	7,982
	Hanjaya Mandala Sampoerna Tbk. PT	123,349,574	7,956
*	Waskita Karya Persero Tbk. PT	255,000,319	7,865
*	Bumi Serpong Damai Tbk. PT	128,620,001	7,670
	Mayora Indah Tbk. PT	48,853,900	7,509
	Indosat Tbk. PT	15,840,000	6,874
*	Jasa Marga Persero Tbk. PT	30,445,604	6,657
	Summarecon Agung Tbk. PT	173,101,008	6,570
*	Smartfren Telecom Tbk. PT	1,315,671,600	6,567
*	MNC Digital Entertainment Tbk. PT	20,222,800	6,510
	Bank BTPN Syariah Tbk. PT	31,867,700	6,030
	Surya Citra Media Tbk. PT	399,524,655	5,993
*	Bank Neo Commerce Tbk. PT	96,638,600	5,514
	Bank Tabungan Negara Persero Tbk. PT	50,224,738	4,981
*	Media Nusantara Citra Tbk. PT	72,254,124	3,802
	Bank Syariah Indonesia Tbk. PT	40,014,287	3,592
	Ace Hardware Indonesia Tbk. PT	99,097,756	3,587
*	Bank Bukopin Tbk. PT	379,082,900	3,293
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	35,865,541	3,162
	Timah Tbk. PT	35,634,874	3,099
	Astra Agro Lestari Tbk. PT	5,626,213	3,067
*	Lippo Karawaci Tbk. PT	429,906,288	2,756
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,725
*	Wijaya Karya Persero Tbk. PT	41,029,470	2,396
*	Bank Raya Indonesia Tbk. PT	59,313,593	2,265
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	44,742,600	2,124
*	Global Mediacom Tbk. PT	106,920,903	2,055
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,947
*	Alam Sutera Realty Tbk. PT	164,634,154	1,836
*	PP Persero Tbk. PT	32,052,095	1,809
*,3	Trada Alam Minera Tbk. PT	487,603,966	1,563
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,440
*	Krakatau Steel Persero Tbk. PT	51,028,346	1,229
*	Surya Semesta Internusa Tbk. PT	51,470,798	1,070
*	Adhi Karya Persero Tbk. PT	24,013,406	855
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	48
*	Adhi Karya Persero Tbk. PT Rights Exp. 11/8/22	47,506,278	9
			2,031,474
Kuwait (1.1%)
	National Bank of Kuwait SAKP	98,639,852	343,278
	Kuwait Finance House KSCP	108,807,479	284,566
	Mobile Telecommunications Co. KSCP	29,767,602	57,537
	Agility Public Warehousing Co. KSC	20,964,714	53,085
	Boubyan Bank KSCP	15,967,578	42,461
	Gulf Bank KSCP	24,848,222	27,501
	Mabanee Co. KPSC	8,529,379	23,997
	National Industries Group Holding SAK	23,606,424	17,833
	Humansoft Holding Co. KSC	1,297,914	14,089
	Boubyan Petrochemicals Co. KSCP	5,460,396	14,055
*	Warba Bank KSCP	13,268,939	10,316
	Boursa Kuwait Securities Co. KPSC	1,369,581	10,030
	Burgan Bank SAK	12,477,689	8,780
	Qurain Petrochemical Industries Co.	7,207,142	5,866
	Kuwait International Bank KSCP	8,220,803	5,014
*	National Real Estate Co. KPSC	10,205,256	4,618
	Kuwait Projects Co. Holding KSCP	11,956,831	4,561
	Jazeera Airways Co. KSCP	712,461	3,841
	Alimtiaz Investment Group KSC	13,047,976	3,149
	Integrated Holding Co. KCSC	2,276,334	2,394
			936,971

48

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
Malaysia (2.0%)
	Public Bank Bhd.	195,938,890	185,299
	Malayan Banking Bhd.	97,983,712	177,993
	CIMB Group Holdings Bhd.	91,656,508	107,066
	Tenaga Nasional Bhd.	44,326,751	78,938
	Petronas Chemicals Group Bhd.	39,193,112	72,257
	Sime Darby Plantation Bhd.	49,553,879	46,136
	Press Metal Aluminium Holdings Bhd.	48,711,640	44,841
	Hong Leong Bank Bhd.	8,750,672	39,225
	IOI Corp. Bhd.	43,733,590	37,742
	Axiata Group Bhd.	62,216,049	37,442
	IHH Healthcare Bhd.	29,625,755	37,292
	MISC Bhd.	24,183,396	37,007
	DiGi.Com Bhd.	43,036,233	34,520
	PPB Group Bhd.	9,296,360	32,827
	Genting Bhd.	31,659,124	29,751
	Petronas Gas Bhd.	7,851,463	28,396
	RHB Bank Bhd.	22,755,600	27,557
	Kuala Lumpur Kepong Bhd.	5,947,792	27,231
	Gamuda Bhd.	31,444,217	25,584
	AMMB Holdings Bhd.	29,137,845	25,213
	Dialog Group Bhd.	56,594,060	24,664
	Nestle Malaysia Bhd.	852,057	23,967
	Sime Darby Bhd.	49,138,636	23,398
	Genting Malaysia Bhd.	39,232,137	22,759
	Maxis Bhd.	27,800,360	22,629
	Inari Amertron Bhd.	37,768,400	19,934
	Telekom Malaysia Bhd.	15,816,378	18,602
	QL Resources Bhd.	15,405,630	16,689
	Petronas Dagangan Bhd.	3,630,907	16,662
*	Malaysia Airports Holdings Bhd.	12,280,930	15,528
	IJM Corp. Bhd.	43,039,734	14,829
	TIME dotCom Bhd.	13,922,700	13,403
	Hong Leong Financial Group Bhd.	3,204,341	12,946
	Alliance Bank Malaysia Bhd.	15,590,517	12,197
	Top Glove Corp. Bhd.	71,943,090	12,109
	My EG Services Bhd.	64,292,800	12,036
[1]	MR DIY Group M Bhd.	27,656,750	11,824
	Hartalega Holdings Bhd.	23,115,210	10,553
	Bursa Malaysia Bhd.	7,435,600	10,144
	Carlsberg Brewery Malaysia Bhd.	2,058,700	9,699
	ViTrox Corp. Bhd.	5,706,908	8,586
	D&O Green Technologies Bhd.	10,222,000	8,413
	Sunway REIT	27,802,200	8,240
	Yinson Holdings Bhd.	18,199,540	8,162
*	YTL Corp. Bhd.	65,016,350	7,769
	Sunway Bhd.	22,030,245	7,457
	Westports Holdings Bhd.	10,339,001	7,333
	Pentamaster Corp. Bhd.	8,761,550	7,215
	Frontken Corp. Bhd.	13,697,650	7,129
	Genting Plantations Bhd.	5,489,500	7,106
	Axis REIT	17,629,900	6,971
	Fraser & Neave Holdings Bhd.	1,474,400	6,401
	VS Industry Bhd.	35,667,000	6,381
	Mega First Corp. Bhd.	8,692,900	6,033
	Malaysian Pacific Industries Bhd.	1,183,600	6,028
	KPJ Healthcare Bhd.	32,898,600	5,710
	Scientex Bhd.	7,935,900	5,472
	Kossan Rubber Industries Bhd.	18,289,400	4,843
	CTOS Digital Bhd.	16,057,700	4,788
	Supermax Corp. Bhd.	23,402,429	4,778
	Bermaz Auto Bhd.	11,061,300	4,629
	Dagang NeXchange Bhd.	27,312,000	4,395
	PMB Technology Bhd.	5,076,438	4,337
	British American Tobacco Malaysia Bhd.	1,933,234	4,302
	Sports Toto Bhd.	11,014,471	4,227
*	Bumi Armada Bhd.	50,375,928	4,160
		Shares	Market Value• ($000)
	Malaysia Building Society Bhd.	31,546,900	3,936
	AEON Credit Service M Bhd.	1,407,100	3,865
*	Greatech Technology Bhd.	5,370,700	3,710
	Padini Holdings Bhd.	4,938,237	3,534
	DRB-Hicom Bhd.	12,096,400	3,431
	UWC Bhd.	4,332,800	3,405
	UMW Holdings Bhd.	4,642,472	3,298
	Astro Malaysia Holdings Bhd.	22,582,973	3,224
	Syarikat Takaful Malaysia Keluarga Bhd.	3,705,600	2,588
*	Berjaya Corp. Bhd.	46,389,396	2,303
	FGV Holdings Bhd.	8,148,300	2,275
*	Hong Seng Consolidated Bhd.	47,908,800	2,227
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	2,155
	Malaysian Resources Corp. Bhd.	29,404,100	1,868
	SP Setia Bhd. Group	17,561,845	1,779
*	Leong Hup International Bhd.	16,617,600	1,600
	Cahya Mata Sarawak Bhd.	7,274,600	1,292
*	Velesto Energy Bhd.	50,233,127	1,279
	WCT Holdings Bhd.	11,980,664	925
*	UEM Sunrise Bhd.	17,439,200	757
	United Plantations Bhd.	249,900	753
*	Sunway Bhd. Warrants Exp. 10/3/24	3,473,743	202
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	20,487,189	130
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	3,624,441	46
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	4,443,960	9
			1,668,345
Mexico (3.0%)
	America Movil SAB de CV	393,672,956	372,552
	Grupo Financiero Banorte SAB de CV	39,758,098	323,174
	Wal-Mart de Mexico SAB de CV	70,964,237	274,108
	Fomento Economico Mexicano SAB de CV	25,085,710	180,081
	Grupo Mexico SAB de CV Class B	43,537,143	157,839
	Grupo Bimbo SAB de CV Class A	30,533,842	118,218
*	Cemex SAB de CV	201,869,517	78,453
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,746,558	73,523
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,769,291	64,812
*	Grupo Financiero Inbursa SAB de CV	27,629,761	50,998
	Arca Continental SAB de CV	6,092,515	49,904
	Fibra Uno Administracion SA de CV	39,539,802	46,139
	Coca-Cola Femsa SAB de CV	7,244,324	45,635
	Grupo Elektra SAB de CV	867,008	43,503
	Grupo Televisa SAB	32,947,911	34,955
	Alfa SAB de CV Class A	49,908,156	33,124
	Gruma SAB de CV Class B	2,691,497	31,221
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,815,968	30,400
[1]	Banco del Bajio SA	9,912,218	27,956
	Grupo Comercial Chedraui SA de CV	6,429,071	25,914
	Grupo Carso SAB de CV	6,189,042	24,940
	Regional SAB de CV	3,289,708	22,990
	Promotora y Operadora de Infraestructura SAB de CV	3,027,549	22,774
	Orbia Advance Corp. SAB de CV	13,368,075	22,569
	Prologis Property Mexico SA de CV	8,229,264	21,133
	Corp. Inmobiliaria Vesta SAB de CV	8,986,812	19,531
	Industrias Penoles SAB de CV	1,709,822	19,396
	Operadora De Sites Mexicanos SAB de CV	17,129,767	18,640
	Kimberly-Clark de Mexico SAB de CV Class A	11,466,462	18,091
	Becle SAB de CV	7,407,518	15,669
	PLA Administradora Industrial S de RL de CV	10,792,821	15,122
	Gentera SAB de CV	14,099,344	14,489
*	Alsea SAB de CV	7,414,217	14,216
	El Puerto de Liverpool SAB de CV	2,749,446	14,093

49

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	GCC SAB de CV	2,244,407	13,936
[1]	FIBRA Macquarie Mexico	10,037,651	13,349
	La Comer SAB de CV	6,780,867	12,595
	Bolsa Mexicana de Valores SAB de CV	6,601,375	12,021
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,801,277	10,880
	Qualitas Controladora SAB de CV	2,343,852	9,210
	Industrias Bachoco SAB de CV Class B	2,186,439	8,929
	Megacable Holdings SAB de CV	4,163,386	8,744
*,1	Nemak SAB de CV	29,179,252	8,012
	Genomma Lab Internacional SAB de CV Class B	10,374,368	7,996
	Alpek SAB de CV Class A	5,055,420	7,086
*,1	Grupo Traxion SAB de CV	5,180,034	6,055
*	Sitios Latinoamerica SAB de CV	19,683,647	5,742
	Concentradora Fibra Danhos SA de CV	3,159,946	3,907
*	Grupo Rotoplas SAB de CV	2,442,148	3,698
*	Axtel SAB de CV	18,070,586	1,268
*,3	Empresas ICA SAB de CV	104,678	8
			2,459,598
Pakistan (0.1%)
*	Lucky Cement Ltd.	2,843,253	6,259
	Engro Corp. Ltd.	4,434,856	4,728
	Hub Power Co. Ltd.	14,191,423	4,250
	Fauji Fertilizer Co. Ltd.	8,590,184	4,017
	MCB Bank Ltd.	7,081,977	3,908
*	TRG Pakistan	6,408,908	3,197
	Habib Bank Ltd.	9,964,461	3,151
	Pakistan Oilfields Ltd.	1,716,826	3,005
	Pakistan State Oil Co. Ltd.	4,463,131	2,840
	Engro Fertilizers Ltd.	7,544,967	2,765
	Oil & Gas Development Co. Ltd.	8,185,935	2,601
	Millat Tractors Ltd.	807,908	2,456
	Pakistan Petroleum Ltd.	8,830,645	2,064
	United Bank Ltd.	4,180,361	2,033
	Bank Alfalah Ltd.	14,144,886	1,994
	Nishat Mills Ltd.	2,814,900	776
	Searle Co. Ltd.	2,294,010	775
	DG Khan Cement Co. Ltd.	2,948,024	697
*	National Bank of Pakistan	2,010,700	236
			51,752
Philippines (0.8%)
	SM Prime Holdings Inc.	146,608,778	80,066
	BDO Unibank Inc.	27,171,119	60,059
	Ayala Land Inc.	109,089,727	48,413
	International Container Terminal Services Inc.	15,152,651	45,423
	Ayala Corp.	3,886,665	45,104
	Bank of the Philippine Islands	24,821,808	41,280
	PLDT Inc.	1,273,159	35,903
	JG Summit Holdings Inc.	41,385,268	30,980
	Universal Robina Corp.	12,167,651	25,742
	Jollibee Foods Corp.	5,848,099	23,459
	Metropolitan Bank & Trust Co.	25,271,085	22,688
[1]	Monde Nissin Corp.	95,134,200	19,286
	Manila Electric Co.	3,650,483	19,033
	Globe Telecom Inc.	454,949	18,341
	Aboitiz Power Corp.	21,745,229	11,912
	Metro Pacific Investments Corp.	162,194,379	10,262
	Wilcon Depot Inc.	19,617,400	9,970
	GT Capital Holdings Inc.	1,393,812	9,966
	Semirara Mining & Power Corp. Class A	16,332,428	9,930
*	Emperador Inc.	28,790,300	9,742
	Security Bank Corp.	6,359,014	9,521
	ACEN Corp.	86,048,445	9,356
	DMCI Holdings Inc.	54,780,197	9,030
	Alliance Global Group Inc.	52,835,967	8,242
	San Miguel Corp.	4,914,350	8,168
		Shares	Market Value• ($000)
	Robinsons Retail Holdings Inc.	8,254,361	7,660
	Robinsons Land Corp.	28,157,907	7,245
	Puregold Price Club Inc.	13,874,392	7,199
*	Converge Information & Communications Technology Solutions Inc.	30,436,500	6,519
	Century Pacific Food Inc.	14,272,587	5,864
*	Bloomberry Resorts Corp.	47,719,249	5,802
	Megaworld Corp.	155,917,303	5,625
	LT Group Inc.	36,723,850	5,134
	AREIT Inc.	8,285,000	4,447
	Manila Water Co. Inc.	15,509,628	4,382
	RL Commercial REIT Inc.	47,742,300	4,166
	D&L Industries Inc.	28,594,290	3,884
	San Miguel Food & Beverage Inc.	5,845,110	3,696
	Nickel Asia Corp.	25,227,403	2,113
	Filinvest Land Inc.	130,641,000	1,759
*	Cebu Air Inc.	2,618,253	1,638
	First Gen Corp.	4,977,785	1,339
	Vista Land & Lifescapes Inc.	22,409,982	669
	SM Investments Corp.	4,200	60
			701,077
Poland (0.0%)
*,3	CAPITEA SA	245,053	192
Qatar (1.4%)
	Qatar National Bank QPSC	61,330,773	335,826
	Qatar Islamic Bank SAQ	25,342,475	169,577
	Industries Qatar QSC	21,912,810	94,861
	Masraf Al Rayan QSC	85,873,534	90,479
	Commercial Bank PSQC	46,813,532	80,919
	Qatar International Islamic Bank QSC	15,369,068	48,817
	Qatar Gas Transport Co. Ltd.	38,096,103	42,891
	Qatar Fuel QSC	7,497,948	39,282
	Mesaieed Petrochemical Holding Co.	61,030,633	38,064
	Qatar Electricity & Water Co. QSC	6,420,284	32,608
	Ooredoo QPSC	11,761,358	31,532
	Barwa Real Estate Co.	27,093,170	25,281
	Qatar Navigation QSC	7,368,841	20,752
	Qatar Aluminum Manufacturing Co.	38,356,153	17,066
	Doha Bank QPSC	26,967,507	16,330
	Qatar Insurance Co. SAQ	22,981,305	13,624
	Vodafone Qatar QSC	24,124,870	11,091
	United Development Co. QSC	24,774,497	9,745
*	Ezdan Holding Group QSC	21,879,021	7,235
	Al Meera Consumer Goods Co. QSC	1,401,854	6,741
*	Gulf International Services QSC	12,852,813	6,416
	Medicare Group	2,224,414	4,252
			1,143,389
Romania (0.1%)
	Banca Transilvania SA	7,979,799	27,324
	OMV Petrom SA	195,844,627	17,817
	Societatea Nationala Nuclearelectrica SA	714,504	5,784
	One United Properties SA	15,158,966	3,763
*	MED Life SA	1,065,273	3,509
*	OMV Petrom SA Rights	19,883,101	1,809
	Teraplast SA	14,845,960	1,530
			61,536
Russia (0.0%)
*,3	VTB Bank PJSC	68,488,233,072	11
*,3	TGC-1 PJSC	10,414,590,345	2
*,3	Federal Grid Co. Unified Energy System PJSC	2,998,064,717	1
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
[3]	Mobile TeleSystems PJSC ADR	6,274,359	—
*,3	Surgutneftegas PJSC ADR	4,940,427	—
*,3	Sistema PJSFC GDR	1,934,593	—
[3]	Novatek PJSC GDR	430,453	—

50

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[3]	Novolipetsk Steel PJSC GDR	1,169,516	—
[3]	Unipro PJSC	184,755,198	—
[3]	Severstal PAO GDR	206,805	—
[3]	Magnit PJSC GDR	3,182,533	—
[3]	PhosAgro PJSC	21,153	—
*,3	Mechel PJSC Preference Shares	899,940	—
[3]	OGK-2 PJSC	302,841,880	—
*,3	Polyus PJSC	126,939	—
[3]	Raspadskaya OJSC	910,080	—
[3]	RusHydro PJSC	1,589,805,418	—
*,3	Aeroflot PJSC	13,873,019	—
[3]	Rostelecom PJSC	12,224,708	—
*,3	Mechel PJSC	3,089,565	—
[3]	Tatneft PJSC	10,830,010	—
[3]	Rosseti Lenenergo PJSC Preference Shares	1,406,706	—
[3]	Novolipetsk Steel PJSC	4,708,197	—
[3]	Magnit PJSC	406,795	—
[3]	Novatek PJSC	10,678,557	—
[3]	Gazprom PJSC	147,246,629	—
[3]	Mosenergo PJSC	120,668,554	—
[3]	Transneft PJSC Preference Shares	21,565	—
[3]	LUKOIL PJSC	5,378,966	—
[3]	M.Video PJSC	630,702	—
[3]	Rosneft Oil Co. PJSC	16,338,334	—
[3]	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
[3]	Tatneft PJSC Preference Shares	855,515	—
[3]	MMC Norilsk Nickel PJSC	415,474	—
*,3	ROSSETI PJSC	386,181,584	—
[3]	Inter RAO UES PJSC	504,248,670	—
*,3	Enel Russia PJSC	126,293,000	—
[3]	Bashneft PJSC Preference Shares	236,470	—
[3]	Severstal PAO	2,474,213	—
[3]	Surgutneftegas PJSC	41,925,149	—
[3]	Surgutneftegas PJSC Preference Shares	116,012,123	—
[3]	Alrosa PJSC	35,072,120	—
*,3	Moscow Exchange MICEX-RTS PJSC	20,861,798	—
[1,3]	Detsky Mir PJSC	8,079,751	—
[3]	MMC Norilsk Nickel PJSC ADR	2,819,529	—
*,3	Polyus PJSC GDR	523,471	—
[3]	Tatneft PJSC ADR	1,881,548	—
*,3	LSR Group PJSC Class A	322,692	—
[3]	United Co. RUSAL International PJSC	36,072,060	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
[3]	Novorossiysk Commercial Sea Port PJSC	28,049,569	—
*,3	Cherkizovo Group PJSC	16,179	—
[3]	Samolet Group	106,994	—
[3]	Bank St. Petersburg PJSC	3,060,330	—
[3]	IDGC of Centre & Volga Region PJSC	313,271,828	—
[1,3]	Segezha Group PJSC	18,427,200	—
[3]	PhosAgro PJSC GDR	1,442,083	—
*,3	PhosAgro PJSC (Registered) GDR	9,288	—
			14
Saudi Arabia (5.4%)
*	Al Rajhi Bank	27,027,728	612,877
	Saudi National Bank	29,966,104	473,621
[1]	Saudi Arabian Oil Co.	38,513,059	357,421
	Saudi Basic Industries Corp.	12,398,082	291,113
	Saudi Telecom Co.	24,758,072	265,996
*	Saudi Arabian Mining Co.	11,150,117	248,182
	Riyad Bank	20,281,388	193,837
	Saudi British Bank	13,817,894	160,061
	SABIC Agri-Nutrients Co.	3,220,249	136,062
	Alinma Bank	13,543,886	135,113
	Banque Saudi Fransi	8,109,768	93,222
*	Bank AlBilad	6,775,829	91,503
	ACWA Power Co.	1,840,714	85,208
		Shares	Market Value• ($000)
	Arab National Bank	9,196,591	78,969
	Saudi Electricity Co.	10,736,197	77,091
	Dr Sulaiman Al Habib Medical Services Group Co.	1,273,899	76,845
	Sahara International Petrochemical Co.	4,967,634	53,481
	Almarai Co. JSC	3,480,547	52,122
	Etihad Etisalat Co.	5,229,504	50,912
	Yanbu National Petrochemical Co.	3,802,080	45,206
	Bupa Arabia for Cooperative Insurance Co.	793,564	40,758
	Mouwasat Medical Services Co.	661,047	38,482
	Jarir Marketing Co.	813,704	35,493
*	Saudi Kayan Petrochemical Co.	10,119,497	35,449
	Bank Al-Jazira	5,560,261	34,594
	Saudi Investment Bank	6,791,800	32,763
	Saudi Industrial Investment Group	5,092,025	30,421
	Elm Co.	331,547	29,139
	Saudi Tadawul Group Holding Co.	501,739	28,962
	Nahdi Medical Co.	541,377	28,507
	Savola Group	3,616,395	28,175
*	Dar Al Arkan Real Estate Development Co.	7,301,811	26,124
*	Saudi Research & Media Group	448,187	24,008
	Arabian Internet & Communications Services Co.	353,267	23,300
*	Mobile Telecommunications Co. Saudi Arabia	6,182,637	21,354
*	Rabigh Refining & Petrochemical Co.	5,739,674	20,808
	Advanced Petrochemical Co.	1,761,619	20,734
	Dallah Healthcare Co.	475,371	20,266
*	Co. for Cooperative Insurance	852,484	19,212
	Abdullah Al Othaim Markets Co.	615,231	18,586
*	National Industrialization Co.	4,498,728	15,994
*	Emaar Economic City	5,966,486	15,235
	Saudi Cement Co.	1,039,721	14,747
	Southern Province Cement Co.	956,826	13,946
	Saudia Dairy & Foodstuff Co.	222,326	13,899
	Al Hammadi Holding	1,121,252	13,412
	Qassim Cement Co.	624,181	12,523
	Yanbu Cement Co.	1,095,384	12,150
*	Saudi Airlines Catering Co.	566,340	11,662
	Arabian Centres Co. Ltd.	2,195,743	11,409
	United Electronics Co.	532,017	10,823
*	Yamama Cement Co.	1,374,507	10,746
*	Seera Group Holding	2,061,531	10,464
	Aldrees Petroleum & Transport Services Co.	512,164	9,886
*	Saudi Ground Services Co.	1,246,232	8,628
	Leejam Sports Co. JSC	360,267	7,581
	National Gas & Industrialization Co.	516,985	7,387
	Astra Industrial Group	491,756	7,200
	Jadwa REIT Saudi Fund	2,057,857	7,170
	Arabian Cement Co.	702,458	7,024
	BinDawood Holding Co.	404,769	6,890
	Eastern Province Cement Co.	581,536	6,847
	Arriyadh Development Co.	1,206,312	6,514
	Saudi Ceramic Co.	551,809	6,079
*	Saudi Real Estate Co.	1,804,679	6,042
	United International Transportation Co.	476,695	5,802
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	5,759
	National Medical Care Co.	303,331	5,647
	City Cement Co.	932,741	5,041
*	Middle East Healthcare Co.	571,694	4,917
*	National Agriculture Development Co.	701,654	4,869
	Saudi Chemical Co. Holding	581,771	4,543
	Bawan Co.	411,190	4,107
	Najran Cement Co.	1,174,558	3,968
*	Saudi Public Transport Co.	847,900	3,815
	Northern Region Cement Co.	1,207,116	3,765
*	Methanol Chemicals Co.	449,731	3,683

51

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Dur Hospitality Co.	589,267	3,339
	Tabuk Cement Co.	643,569	2,991
*	Sinad Holding Co.	844,387	2,852
*	Herfy Food Services Co.	266,997	2,784
	Hail Cement Co.	690,163	2,339
*	Fawaz Abdulaziz Al Hokair & Co.	501,563	2,309
*	Al Jouf Cement Co.	736,779	2,270
*	Zamil Industrial Investment Co.	413,316	1,967
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	736,529	1,896
			4,468,898
South Africa (4.0%)
	Naspers Ltd.	2,929,829	302,012
[2]	FirstRand Ltd.	68,265,191	238,654
	MTN Group Ltd.	24,786,272	175,176
	Standard Bank Group Ltd.	18,250,604	170,374
	Sasol Ltd.	7,684,525	129,177
	Absa Group Ltd.	11,437,407	124,201
[2]	Capitec Bank Holdings Ltd.	1,168,501	120,995
	Impala Platinum Holdings Ltd.	11,257,004	115,257
	Gold Fields Ltd.	12,108,210	96,996
	Sibanye Stillwater Ltd.	38,593,288	90,394
	Shoprite Holdings Ltd.	6,683,257	85,068
	AngloGold Ashanti Ltd.	5,767,895	75,327
	Bid Corp. Ltd.	4,576,888	73,652
	Sanlam Ltd.	24,050,037	70,104
[2]	Nedbank Group Ltd.	5,777,146	68,394
	Anglo American Platinum Ltd.	777,312	61,894
	Clicks Group Ltd.	3,365,267	57,016
	Vodacom Group Ltd.	8,170,905	55,656
	Bidvest Group Ltd.	4,667,022	53,924
	Remgro Ltd.	6,982,110	51,947
*	Northam Platinum Holdings Ltd.	5,189,224	48,546
*	Discovery Ltd.	7,192,431	47,044
	Woolworths Holdings Ltd.	12,937,380	44,365
	Aspen Pharmacare Holdings Ltd.	5,079,098	41,780
	Exxaro Resources Ltd.	3,328,920	37,095
	Old Mutual Ltd.	61,828,908	35,096
	Mr Price Group Ltd.	3,552,579	34,193
[2]	Growthpoint Properties Ltd.	46,204,469	32,583
	NEPI Rockcastle NV	6,429,433	32,315
	MultiChoice Group	4,780,730	31,246
[1]	Pepkor Holdings Ltd.	24,910,020	30,786
	Reinet Investments SCA	1,898,997	30,453
	Foschini Group Ltd.	4,437,398	27,744
	Thungela Resources Ltd.	1,697,189	26,678
*	Sappi Ltd.	7,838,920	24,150
	SPAR Group Ltd.	2,654,577	22,503
	Tiger Brands Ltd.	2,176,387	22,021
	Life Healthcare Group Holdings Ltd.	19,465,825	20,918
	African Rainbow Minerals Ltd.	1,484,832	20,910
	Harmony Gold Mining Co. Ltd.	7,511,178	20,803
	Redefine Properties Ltd.	90,178,829	20,052
	Investec Ltd.	3,932,515	19,335
[2]	AVI Ltd.	4,590,490	18,387
	Netcare Ltd.	20,321,281	17,284
	Transaction Capital Ltd.	7,683,334	17,175
	Momentum Metropolitan Holdings	17,805,268	16,632
	Rand Merchant Investment Holdings Ltd.	10,549,359	16,341
	Pick n Pay Stores Ltd.	4,804,189	15,443
	Truworths International Ltd.	5,317,803	15,134
	Barloworld Ltd.	2,586,139	14,473
	Kumba Iron Ore Ltd.	759,342	14,285
	Motus Holdings Ltd.	2,094,954	13,227
	Resilient REIT Ltd.	4,246,170	11,826
*	Distell Group Holdings Ltd.	1,089,035	10,290
*	Fortress REIT Ltd. Class A (XJSE)	17,095,056	9,622
		Shares	Market Value• ($000)
*	Hyprop Investments Ltd.	4,771,452	9,621
[1]	Dis-Chem Pharmacies Ltd.	5,123,447	9,365
	Vukile Property Fund Ltd.	12,438,715	9,119
	Omnia Holdings Ltd.	2,312,016	9,071
[2]	Equites Property Fund Ltd.	10,171,051	8,692
	Royal Bafokeng Platinum Ltd.	1,070,398	8,609
	KAP Industrial Holdings Ltd.	34,065,686	8,567
	Santam Ltd.	567,708	7,854
*	Telkom SA SOC Ltd.	3,947,849	7,841
	AECI Ltd.	1,458,308	7,336
	Advtech Ltd.	7,166,372	6,949
[2]	Super Group Ltd.	4,892,799	6,925
	MAS plc	6,286,610	6,894
	JSE Ltd.	1,180,013	6,520
	Coronation Fund Managers Ltd.	3,458,853	6,174
*,2	Steinhoff International Holdings NV (XJSE)	59,618,298	6,135
	Ninety One Ltd.	2,536,628	5,965
	DataTec Ltd.	2,618,464	5,888
	Reunert Ltd.	2,232,027	5,609
	Astral Foods Ltd.	540,538	5,190
	Sun International Ltd.	2,679,164	4,821
*	Massmart Holdings Ltd.	1,360,236	4,530
	Tsogo Sun Gaming Ltd.	7,167,095	4,494
[2]	SA Corporate Real Estate Ltd.	34,506,381	4,298
	Investec Property Fund Ltd.	7,527,582	4,190
*	Wilson Bayly Holmes-Ovcon Ltd.	715,404	3,758
	Attacq Ltd.	9,912,267	3,684
	Raubex Group Ltd.	2,286,937	3,569
	Cashbuild Ltd.	318,801	3,330
[2]	Curro Holdings Ltd.	6,991,600	3,214
	DRDGOLD Ltd.	5,809,115	2,999
[2]	Brait plc	10,744,448	2,549
	Emira Property Fund Ltd.	4,134,976	2,367
*	Blue Label Telecoms Ltd.	7,863,048	2,209
*	Fortress REIT Ltd. Class B (XJSE)	9,457,421	2,179
	Adcock Ingram Holdings Ltd.	793,015	2,061
	Alexander Forbes Group Holdings Ltd.	5,178,601	1,397
*	Steinhoff International Holdings NV (XETR)	1,075,902	107
			3,281,033
Taiwan (15.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	276,549,285	3,324,733
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,953,253	674,173
	Hon Hai Precision Industry Co. Ltd.	164,301,761	521,835
	MediaTek Inc.	20,487,630	373,453
	Delta Electronics Inc.	29,779,356	236,949
	Nan Ya Plastics Corp.	77,779,819	164,803
	Fubon Financial Holding Co. Ltd.	101,336,584	160,065
	CTBC Financial Holding Co. Ltd.	249,967,062	157,913
	Mega Financial Holding Co. Ltd.	153,872,915	142,555
	China Steel Corp.	170,220,308	141,695
	Uni-President Enterprises Corp.	66,241,868	134,521
	E.Sun Financial Holding Co. Ltd.	186,892,037	134,313
	Cathay Financial Holding Co. Ltd.	113,528,826	132,864
	Formosa Plastics Corp.	51,411,057	132,456
	Chunghwa Telecom Co. Ltd.	35,331,663	121,821
	ASE Technology Holding Co. Ltd.	46,712,723	115,341
*	United Microelectronics Corp.	91,954,270	110,571
	First Financial Holding Co. Ltd.	144,026,303	110,483
	Taiwan Cooperative Financial Holding Co. Ltd.	139,508,451	108,093
	Formosa Chemicals & Fibre Corp.	47,208,449	101,757
	Yuanta Financial Holding Co. Ltd.	165,137,276	100,834
	Hua Nan Financial Holdings Co. Ltd.	140,456,172	91,629
	Chailease Holding Co. Ltd.	19,003,100	87,655
	Largan Precision Co. Ltd.	1,412,076	80,788
	China Development Financial Holding Corp.	221,378,303	80,554
	Hotai Motor Co. Ltd.	4,412,154	79,827

52

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	E Ink Holdings Inc.	12,302,440	78,172
	Quanta Computer Inc.	36,638,200	77,604
	Taiwan Cement Corp.	81,895,692	76,792
	SinoPac Financial Holdings Co. Ltd.	147,169,894	73,431
	Asustek Computer Inc.	9,681,937	70,787
	Taiwan Mobile Co. Ltd.	23,904,941	70,486
	Unimicron Technology Corp.	17,342,979	66,638
	Shanghai Commercial & Savings Bank Ltd.	45,256,350	65,138
	President Chain Store Corp.	7,754,449	64,478
	Taishin Financial Holding Co. Ltd.	156,564,197	64,253
*,2	United Microelectronics Corp. ADR	10,463,758	62,050
	Yageo Corp.	5,284,924	59,915
	Chunghwa Telecom Co. Ltd. ADR	1,723,397	59,302
	Lite-On Technology Corp.	29,361,084	58,142
	Accton Technology Corp.	7,329,610	55,118
	Far Eastern New Century Corp.	54,400,963	54,222
	Walsin Lihwa Corp.	47,410,707	52,444
	Realtek Semiconductor Corp.	6,537,959	51,540
	Pegatron Corp.	28,182,213	51,519
	Advantech Co. Ltd.	5,681,361	51,471
	Silergy Corp.	4,460,560	51,438
	Catcher Technology Co. Ltd.	9,628,956	50,582
	Airtac International Group	2,160,830	49,447
	Far EasTone Telecommunications Co. Ltd.	22,164,035	48,597
	Formosa Petrochemical Corp.	18,722,977	48,173
	Chang Hwa Commercial Bank Ltd.	92,045,686	47,368
	Evergreen Marine Corp. Taiwan Ltd.	11,005,958	46,823
	Shin Kong Financial Holding Co. Ltd.	184,696,288	45,790
	Yang Ming Marine Transport Corp.	24,090,725	44,848
	Novatek Microelectronics Corp.	5,667,560	42,228
	Ruentex Development Co. Ltd.	32,396,667	39,767
	Asia Cement Corp.	33,826,510	39,113
	Compal Electronics Inc.	56,647,900	37,052
	AUO Corp.	70,354,039	36,717
	Voltronic Power Technology Corp.	897,325	36,381
	Eclat Textile Co. Ltd.	2,756,209	36,169
	Powerchip Semiconductor Manufacturing Corp.	37,813,000	35,996
	Globalwafers Co. Ltd.	2,907,810	32,230
	Micro-Star International Co. Ltd.	9,456,200	32,030
	Wistron Corp.	39,396,535	31,808
	eMemory Technology Inc.	955,100	31,671
	Inventec Corp.	41,820,966	31,627
	Pou Chen Corp.	37,382,021	31,558
	Synnex Technology International Corp.	18,750,800	30,528
	Feng TAY Enterprise Co. Ltd.	6,124,132	30,414
	Innolux Corp.	81,848,536	30,016
*	Tatung Co. Ltd.	30,700,819	29,767
	Chroma ATE Inc.	5,443,280	29,718
*	Oneness Biotech Co. Ltd.	4,121,000	29,098
	Zhen Ding Technology Holding Ltd.	8,724,710	28,594
	Sino-American Silicon Products Inc.	7,327,742	28,102
	WPG Holdings Ltd.	20,473,720	27,876
	Taiwan Business Bank	74,082,270	27,426
	Acer Inc.	39,193,897	26,818
	Wiwynn Corp.	1,196,280	26,799
	Wan Hai Lines Ltd.	12,663,646	26,511
	Giant Manufacturing Co. Ltd.	4,130,423	26,285
	TA Chen Stainless Pipe	21,957,102	25,656
	Cheng Shin Rubber Industry Co. Ltd.	25,440,095	25,453
	Vanguard International Semiconductor Corp.	12,332,640	25,321
	Taiwan High Speed Rail Corp.	28,975,912	25,243
	Eva Airways Corp.	34,275,760	24,751
	Winbond Electronics Corp.	40,287,452	24,284
	Teco Electric & Machinery Co. Ltd.	27,140,320	23,972
	Lotes Co. Ltd.	978,737	23,489
	Macronix International Co. Ltd.	24,580,737	22,646
		Shares	Market Value• ($000)
	Sinbon Electronics Co. Ltd.	2,889,475	22,439
	Highwealth Construction Corp.	17,083,679	21,954
	ASPEED Technology Inc.	420,011	21,774
	Powertech Technology Inc.	9,392,550	21,692
	Lien Hwa Industrial Holdings Corp.	14,957,218	21,567
	Foxconn Technology Co. Ltd.	15,113,663	21,156
	Chicony Electronics Co. Ltd.	8,428,458	20,910
	Win Semiconductors Corp.	5,532,519	20,875
	Compeq Manufacturing Co. Ltd.	15,229,760	20,574
	Hiwin Technologies Corp.	3,915,308	20,116
	Phison Electronics Corp.	2,190,080	20,015
	Gigabyte Technology Co. Ltd.	6,784,850	19,372
	Simplo Technology Co. Ltd.	2,400,310	19,072
	Alchip Technologies Ltd.	950,463	19,034
	Tripod Technology Corp.	6,818,040	18,839
	Nanya Technology Corp.	11,103,878	18,719
	Radiant Opto-Electronics Corp.	6,120,751	18,649
	Merida Industry Co. Ltd.	3,393,526	18,492
	Elite Material Co. Ltd.	4,075,156	18,433
	Parade Technologies Ltd.	972,290	18,310
	Global Unichip Corp.	1,204,960	18,126
	Makalot Industrial Co. Ltd.	2,884,808	17,864
	Taichung Commercial Bank Co. Ltd.	45,641,961	17,751
	Ruentex Industries Ltd.	10,252,961	17,515
	Taiwan Fertilizer Co. Ltd.	10,326,186	16,742
	Walsin Technology Corp.	6,629,521	16,182
*	HTC Corp.	10,002,301	15,601
	King Yuan Electronics Co. Ltd.	15,284,280	15,464
	International Games System Co. Ltd.	1,375,600	14,977
	Bizlink Holding Inc.	1,955,128	14,910
	China Petrochemical Development Corp.	50,864,041	14,788
	Nien Made Enterprise Co. Ltd.	1,914,560	14,762
	Qisda Corp.	19,071,620	14,498
	CTCI Corp.	9,902,510	14,400
	YFY Inc.	18,017,703	14,262
	IBF Financial Holdings Co. Ltd.	41,102,863	14,143
	Taiwan Glass Industry Corp.	22,274,290	14,069
	Chipbond Technology Corp.	8,332,630	14,043
	Jentech Precision Industrial Co. Ltd.	1,281,283	13,890
	Poya International Co. Ltd.	1,085,717	13,799
	Yulon Finance Corp.	3,161,896	13,359
	Faraday Technology Corp.	2,972,000	13,016
	Tung Ho Steel Enterprise Corp.	8,421,602	12,888
	China Airlines Ltd.	24,117,146	12,625
	Union Bank of Taiwan	26,766,000	12,562
	King's Town Bank Co. Ltd.	13,180,184	12,544
	Eternal Materials Co. Ltd.	13,534,298	12,541
	Nan Ya Printed Circuit Board Corp.	1,886,521	12,308
	Great Wall Enterprise Co. Ltd.	9,622,626	11,997
	Kinsus Interconnect Technology Corp.	3,676,530	11,847
	Tong Hsing Electronic Industries Ltd.	2,167,453	11,589
*	United Renewable Energy Co. Ltd.	17,742,629	11,533
	Asia Vital Components Co. Ltd.	3,655,890	11,529
*	FLEXium Interconnect Inc.	4,068,990	11,527
	King Slide Works Co. Ltd.	883,000	11,457
	Formosa Taffeta Co. Ltd.	14,328,632	11,394
	momo.com Inc.	761,120	11,356
	Gold Circuit Electronics Ltd.	4,252,481	11,254
	Taiwan Secom Co. Ltd.	3,925,876	11,247
	Episil Technologies Inc.	4,179,189	11,231
	Far Eastern International Bank	34,082,639	11,195
	HannStar Display Corp.	31,188,193	11,050
	ENNOSTAR Inc.	8,697,726	11,048
	Goldsun Building Materials Co. Ltd.	15,635,415	10,971
	Wisdom Marine Lines Co. Ltd.	6,725,155	10,877
	Genius Electronic Optical Co. Ltd.	1,163,299	10,795
	Yulon Motor Co. Ltd.	7,522,444	10,627

53

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Cheng Loong Corp.	12,998,230	10,555
	Microbio Co. Ltd.	6,274,872	10,539
	Shinkong Synthetic Fibers Corp.	21,042,400	10,530
	Mitac Holdings Corp.	12,439,901	10,440
	Wistron NeWeb Corp.	3,979,787	10,319
	WT Microelectronics Co. Ltd.	5,709,651	10,313
*	Nan Kang Rubber Tire Co. Ltd.	9,721,390	10,288
	Taiwan Surface Mounting Technology Corp.	4,020,110	10,166
	Topco Scientific Co. Ltd.	2,195,342	10,159
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,799,650	9,819
	Elan Microelectronics Corp.	3,908,870	9,813
	Via Technologies Inc.	4,878,620	9,634
	ASMedia Technology Inc.	528,857	9,494
	United Integrated Services Co. Ltd.	2,114,800	9,491
	Feng Hsin Steel Co. Ltd.	5,423,200	9,457
	Sanyang Motor Co. Ltd.	8,399,330	9,450
	Tong Yang Industry Co. Ltd.	6,625,350	9,271
	Fusheng Precision Co. Ltd.	1,641,920	9,234
	TXC Corp.	3,888,630	9,178
*	EirGenix Inc.	2,869,868	9,029
	Pan Jit International Inc.	5,284,740	8,987
	Huaku Development Co. Ltd.	3,285,200	8,775
	Wafer Works Corp.	7,068,103	8,718
	AUO Corp. ADR	1,226,600	8,709
	Capital Securities Corp.	28,054,773	8,691
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,659,000	8,656
	Ardentec Corp.	6,581,522	8,524
	Sigurd Microelectronics Corp.	5,824,546	8,384
	AP Memory Technology Corp.	1,789,120	8,331
	TSRC Corp.	10,123,940	8,295
	Charoen Pokphand Enterprise	3,527,343	8,282
	Kenda Rubber Industrial Co. Ltd.	8,733,000	8,269
	Far Eastern Department Stores Ltd.	14,737,878	8,228
	Kinpo Electronics	18,605,670	8,139
	Yieh Phui Enterprise Co. Ltd.	18,409,574	8,139
	Tainan Spinning Co. Ltd.	15,993,000	8,019
	Transcend Information Inc.	3,995,069	7,976
	Coretronic Corp.	5,151,900	7,972
	Clevo Co.	8,329,000	7,938
	Taiwan Semiconductor Co. Ltd.	3,384,290	7,851
	USI Corp.	12,366,861	7,755
	ChipMOS Technologies Inc.	7,888,148	7,747
	Primax Electronics Ltd.	4,596,940	7,701
	Sercomm Corp.	3,286,600	7,681
	Standard Foods Corp.	6,276,603	7,522
	Hota Industrial Manufacturing Co. Ltd.	3,205,178	7,413
	Chung Hung Steel Corp.	12,031,000	7,331
	Center Laboratories Inc.	5,293,239	7,146
	Nuvoton Technology Corp.	2,252,000	7,119
	Sinon Corp.	6,402,000	7,032
	Merry Electronics Co. Ltd.	2,879,999	7,017
	Sitronix Technology Corp.	1,369,070	7,005
	International CSRC Investment Holdings Co.	11,821,270	6,922
	TTY Biopharm Co. Ltd.	2,973,160	6,906
	China Steel Chemical Corp.	2,137,000	6,818
	Hotai Finance Co. Ltd.	2,308,000	6,730
	Farglory Land Development Co. Ltd.	4,048,550	6,680
	Fitipower Integrated Technology Inc.	2,080,375	6,676
	General Interface Solution Holding Ltd.	2,754,070	6,634
	Arcadyan Technology Corp.	2,376,219	6,627
	XinTec Inc.	2,233,225	6,612
	U-Ming Marine Transport Corp.	6,056,108	6,596
	Grand Pacific Petrochemical	12,073,304	6,508
	O-Bank Co. Ltd.	26,340,453	6,478
	Fulgent Sun International Holding Co. Ltd.	1,532,893	6,477
	Cheng Uei Precision Industry Co. Ltd.	6,133,673	6,383
		Shares	Market Value• ($000)
	Wah Lee Industrial Corp.	2,566,194	6,383
	Elite Semiconductor Microelectronics Technology Inc.	3,315,000	6,381
*	Medigen Vaccine Biologics Corp.	3,153,930	6,292
*	TSEC Corp.	6,007,474	6,220
	Andes Technology Corp.	530,000	6,098
	SDI Corp.	2,195,236	6,052
	Getac Holdings Corp.	4,991,420	6,024
	President Securities Corp.	13,193,241	5,989
	Supreme Electronics Co. Ltd.	5,819,375	5,973
	Sporton International Inc.	948,631	5,938
	Cleanaway Co. Ltd.	1,146,000	5,933
	Everlight Electronics Co. Ltd.	5,590,410	5,929
	Grape King Bio Ltd.	1,569,529	5,913
	Foxsemicon Integrated Technology Inc.	1,144,642	5,907
*	Lotus Pharmaceutical Co. Ltd.	1,229,000	5,871
	Greatek Electronics Inc.	4,053,000	5,835
	Advanced Energy Solution Holding Co. Ltd.	334,000	5,805
	Chong Hong Construction Co. Ltd.	2,613,000	5,765
	Continental Holdings Corp.	6,550,000	5,662
	ADATA Technology Co. Ltd.	3,349,000	5,587
	Gudeng Precision Industrial Co. Ltd.	833,517	5,581
	Evergreen International Storage & Transport Corp.	6,927,000	5,565
*	Taiwan TEA Corp.	8,730,000	5,560
	Longchen Paper & Packaging Co. Ltd.	12,087,606	5,558
	Solar Applied Materials Technology Corp.	6,463,607	5,543
	Universal Vision Biotechnology Co. Ltd.	724,500	5,541
	Topkey Corp.	1,023,000	5,465
	Chang Wah Electromaterials Inc.	5,780,000	5,464
	Taiwan-Asia Semiconductor Corp.	5,570,987	5,449
	FocalTech Systems Co. Ltd.	2,568,482	5,435
	Chicony Power Technology Co. Ltd.	2,506,000	5,430
	Oriental Union Chemical Corp.	10,266,582	5,370
	Kinik Co.	1,688,000	5,316
	Taiwan Paiho Ltd.	3,515,140	5,311
	Ton Yi Industrial Corp.	10,330,000	5,310
	Holy Stone Enterprise Co. Ltd.	1,959,793	5,301
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	5,301
	Asia Optical Co. Inc.	2,969,260	5,265
	Nantex Industry Co. Ltd.	4,955,000	5,200
	Test Research Inc.	2,789,660	5,197
	Pan-International Industrial Corp.	5,271,000	5,190
	Allied Supreme Corp.	633,000	5,095
	Cub Elecparts Inc.	1,169,309	5,030
	Prince Housing & Development Corp.	15,547,270	4,966
	AcBel Polytech Inc.	5,800,000	4,946
	Taiwan Sakura Corp.	2,723,000	4,945
	Taiwan Mask Corp.	2,701,272	4,917
	Taiwan Cogeneration Corp.	5,401,850	4,901
	Hu Lane Associate Inc.	1,078,300	4,871
	ITEQ Corp.	2,855,357	4,839
	TCI Co. Ltd.	1,450,549	4,831
*	Shihlin Paper Corp.	3,253,433	4,826
	Pegavision Corp.	552,000	4,819
	UPI Semiconductor Corp.	672,000	4,812
	BES Engineering Corp.	19,381,000	4,798
	China Man-Made Fiber Corp.	20,023,016	4,796
	TaiDoc Technology Corp.	910,000	4,796
	UPC Technology Corp.	12,648,041	4,779
	Shin Zu Shing Co. Ltd.	1,974,853	4,766
	Ennoconn Corp.	831,758	4,756
	Gloria Material Technology Corp.	5,366,640	4,721
*	Unitech Printed Circuit Board Corp.	8,701,731	4,710
*	Adimmune Corp.	4,581,825	4,668
	Taiwan Union Technology Corp.	3,428,052	4,654
	Formosa International Hotels Corp.	831,000	4,610

54

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Visual Photonics Epitaxy Co. Ltd.	2,554,960	4,562
*	TaiMed Biologics Inc.	2,576,090	4,494
	Ta Ya Electric Wire & Cable	8,623,110	4,412
	Shiny Chemical Industrial Co. Ltd.	1,418,000	4,411
	China Motor Corp.	3,406,844	4,409
	Jih Sun Financial Holdings Co. Ltd.	12,099,116	4,392
*	Phihong Technology Co. Ltd.	3,949,000	4,360
*	OBI Pharma Inc.	2,134,881	4,319
	Raydium Semiconductor Corp.	594,000	4,276
	Asia Polymer Corp.	5,519,340	4,247
*	Asia Pacific Telecom Co. Ltd.	21,607,352	4,239
	St. Shine Optical Co. Ltd.	648,000	4,237
	Chang Wah Technology Co. Ltd.	4,712,500	4,231
	YC INOX Co. Ltd.	5,299,800	4,159
*	Career Technology MFG. Co. Ltd.	5,544,721	4,134
	Systex Corp.	2,013,000	4,132
	Sunplus Technology Co. Ltd.	5,884,000	4,094
	Chin-Poon Industrial Co. Ltd.	4,806,890	4,093
	TPK Holding Co. Ltd.	4,633,288	4,089
	Innodisk Corp.	798,106	4,081
	Dynapack International Technology Corp.	1,908,000	4,046
	Holtek Semiconductor Inc.	1,965,483	4,036
	Silicon Integrated Systems Corp.	8,579,400	4,029
	Thinking Electronic Industrial Co. Ltd.	1,106,000	4,023
	Pixart Imaging Inc.	1,606,680	4,016
	Apex International Co. Ltd.	2,619,000	4,000
	Acter Group Corp. Ltd.	1,368,832	3,991
	Lealea Enterprise Co. Ltd.	12,335,930	3,974
	Advanced International Multitech Co. Ltd.	1,373,000	3,951
	Formosa Sumco Technology Corp.	875,000	3,934
	Co-Tech Development Corp.	2,905,000	3,922
	Cathay Real Estate Development Co. Ltd.	8,571,984	3,855
	Hannstar Board Corp.	4,328,685	3,851
	Aten International Co. Ltd.	1,629,740	3,822
	Hung Sheng Construction Ltd.	4,971,464	3,800
	Gemtek Technology Corp.	4,684,000	3,789
	Etron Technology Inc.	3,484,803	3,745
	Sunny Friend Environmental Technology Co. Ltd.	896,000	3,737
	Hsin Kuang Steel Co. Ltd.	3,518,000	3,722
	Nichidenbo Corp.	2,519,460	3,713
	Depo Auto Parts Ind Co. Ltd.	1,799,000	3,701
*	Mercuries Life Insurance Co. Ltd.	21,589,694	3,668
	Advanced Wireless Semiconductor Co.	1,917,266	3,665
	Darfon Electronics Corp.	3,123,000	3,660
	Taiwan PCB Techvest Co. Ltd.	3,578,000	3,615
	Federal Corp.	6,273,040	3,612
	Tung Thih Electronic Co. Ltd.	871,000	3,611
	Global Mixed Mode Technology Inc.	902,000	3,595
	China General Plastics Corp.	5,855,926	3,583
	Kung Long Batteries Industrial Co. Ltd.	852,000	3,580
	AURAS Technology Co. Ltd.	961,000	3,568
	Sunonwealth Electric Machine Industry Co. Ltd.	2,866,000	3,566
	Kindom Development Co. Ltd.	4,771,600	3,563
	KMC Kuei Meng International Inc.	816,000	3,530
	Chief Telecom Inc.	408,000	3,518
	YungShin Global Holding Corp.	2,884,000	3,479
	Flytech Technology Co. Ltd.	1,757,650	3,448
	Xxentria Technology Materials Corp.	1,955,000	3,437
	Marketech International Corp.	1,135,000	3,428
	Sampo Corp.	4,666,800	3,400
	Sinyi Realty Inc.	3,879,000	3,373
*	Ambassador Hotel	3,471,000	3,359
	Orient Semiconductor Electronics Ltd.	6,664,792	3,340
	Unizyx Holding Corp.	4,203,819	3,339
*	D-Link Corp.	7,378,400	3,321
		Shares	Market Value• ($000)
	RichWave Technology Corp.	1,121,736	3,304
	Mercuries & Associates Holding Ltd.	7,446,552	3,266
	PharmaEngine Inc.	1,112,457	3,266
	Lung Yen Life Service Corp.	2,978,000	3,260
	Advanced Ceramic X Corp.	683,105	3,246
	Actron Technology Corp.	774,000	3,240
*	CSBC Corp. Taiwan	7,095,119	3,233
	Johnson Health Tech Co. Ltd.	1,439,000	3,220
*	RDC Semiconductor Co. Ltd.	741,000	3,196
	Chlitina Holding Ltd.	696,000	3,181
	ITE Technology Inc.	1,727,000	3,178
*	Wowprime Corp.	821,000	3,178
	Gourmet Master Co. Ltd.	1,040,469	3,158
	Ho Tung Chemical Corp.	12,634,459	3,144
	Chia Hsin Cement Corp.	6,370,000	3,128
	Wei Chuan Foods Corp.	5,516,600	3,121
	Brighton-Best International Taiwan Inc.	2,969,000	3,083
	Radium Life Tech Co. Ltd.	10,880,760	3,061
	Everlight Chemical Industrial Corp.	5,648,200	3,033
	Namchow Holdings Co. Ltd.	2,255,000	3,029
	Adlink Technology Inc.	1,932,895	2,994
	Altek Corp.	2,882,000	2,988
	Motech Industries Inc.	4,072,897	2,983
	CyberTAN Technology Inc.	4,414,000	2,979
	AmTRAN Technology Co. Ltd.	10,286,343	2,951
	Soft-World International Corp.	1,304,653	2,897
	Weltrend Semiconductor	2,187,567	2,878
	Gamania Digital Entertainment Co. Ltd.	1,723,916	2,870
	China Metal Products	3,441,000	2,859
	Dimerco Express Corp.	1,472,199	2,824
	Chunghwa Precision Test Tech Co. Ltd.	240,153	2,823
	Posiflex Technology Inc.	787,764	2,801
	Bank of Kaohsiung Co. Ltd.	7,331,676	2,793
	LandMark Optoelectronics Corp.	968,470	2,779
	Syncmold Enterprise Corp.	1,515,500	2,774
	Sonix Technology Co. Ltd.	1,948,000	2,770
	Genesys Logic Inc.	1,073,000	2,764
	ScinoPharm Taiwan Ltd.	3,739,576	2,758
	T3EX Global Holdings Corp.	1,457,000	2,736
	IEI Integration Corp.	1,657,920	2,719
	Anpec Electronics Corp.	834,000	2,718
	Chung Hwa Pulp Corp.	5,252,000	2,708
	Huang Hsiang Construction Corp.	2,207,000	2,696
	Bioteque Corp.	812,475	2,695
*	First Steamship Co. Ltd.	10,829,968	2,684
*	CMC Magnetics Corp.	13,248,313	2,661
	Swancor Holding Co. Ltd.	953,000	2,631
	Alpha Networks Inc.	3,150,772	2,613
	Taiwan Styrene Monomer	6,803,050	2,605
	Chun Yuan Steel Industry Co. Ltd.	5,583,000	2,567
*	Shining Building Business Co. Ltd.	9,003,638	2,532
	Kuo Yang Construction Co. Ltd.	4,552,900	2,532
	Formosan Rubber Group Inc.	4,084,135	2,507
	Firich Enterprises Co. Ltd.	3,194,354	2,483
	Global Brands Manufacture Ltd.	3,108,680	2,481
	ASROCK Inc.	816,000	2,470
	Taiflex Scientific Co. Ltd.	1,971,920	2,457
	Quanta Storage Inc.	2,078,000	2,433
	Amazing Microelectronic Corp.	948,000	2,419
*	Li Peng Enterprise Co. Ltd.	9,936,000	2,385
	Zeng Hsing Industrial Co. Ltd.	710,000	2,367
	Sincere Navigation Corp.	4,255,240	2,323
*	Gigastorage Corp.	4,475,259	2,268
	Speed Tech Corp.	1,460,000	2,267
*	Tanvex BioPharma Inc.	2,458,621	2,243
	Rich Development Co. Ltd.	8,788,000	2,230
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	2,192

55

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	91APP Inc.	887,243	2,187
	Kaimei Electronic Corp.	1,332,000	2,136
*	Elitegroup Computer Systems Co. Ltd.	3,293,000	2,090
	Ultra Chip Inc.	866,000	2,073
	Sensortek Technology Corp.	336,000	2,049
	Ichia Technologies Inc.	3,652,000	2,019
	KEE TAI Properties Co. Ltd.	5,952,000	2,011
	HannsTouch Solution Inc.	7,036,115	2,006
	Tyntek Corp.	4,262,000	2,004
	Elite Advanced Laser Corp.	1,828,349	1,987
	PChome Online Inc.	1,257,873	1,956
	Lingsen Precision Industries Ltd.	4,849,000	1,932
*	Ritek Corp.	8,822,489	1,915
	Fittech Co. Ltd.	778,491	1,901
	TYC Brother Industrial Co. Ltd.	2,422,000	1,884
	Rechi Precision Co. Ltd.	3,808,000	1,870
	Dynamic Holding Co. Ltd.	3,705,533	1,863
	VIA Labs Inc.	354,000	1,854
*	Hong Pu Real Estate Development Co. Ltd.	2,711,000	1,850
	Kuo Toong International Co. Ltd.	2,995,514	1,796
	Yulon Nissan Motor Co. Ltd.	322,188	1,789
	CHC Healthcare Group	1,457,899	1,785
	Yeong Guan Energy Technology Group Co. Ltd.	1,154,180	1,776
	FSP Technology Inc.	1,548,120	1,773
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,764
	Infortrend Technology Inc.	3,282,000	1,752
	Shinkong Insurance Co. Ltd.	1,270,000	1,735
	TA-I Technology Co. Ltd.	1,349,750	1,729
	L&K Engineering Co. Ltd.	1,886,000	1,676
	China Electric Manufacturing Corp.	3,879,180	1,662
[1]	Taiwan Cement Corp. GDR	352,205	1,655
	Machvision Inc.	456,306	1,651
	Ability Enterprise Co. Ltd.	2,621,491	1,629
*	Savior Lifetec Corp.	3,248,325	1,626
*	Foresee Pharmaceuticals Co. Ltd.	714,000	1,625
	Egis Technology Inc.	934,100	1,623
*	Brogent Technologies Inc.	475,792	1,607
	Cyberlink Corp.	566,674	1,584
*	Darwin Precisions Corp.	5,857,900	1,558
	Iron Force Industrial Co. Ltd.	704,000	1,548
	Basso Industry Corp.	1,277,000	1,528
	Rexon Industrial Corp. Ltd.	1,749,525	1,528
	Nidec Chaun-Choung Technology Corp.	488,000	1,520
	Nan Liu Enterprise Co. Ltd.	673,000	1,461
	AGV Products Corp.	5,064,370	1,452
*	Gigasolar Materials Corp.	477,152	1,418
	WUS Printed Circuit Co. Ltd.	2,013,156	1,415
	Jess-Link Products Co. Ltd.	1,279,750	1,393
*	Medigen Biotechnology Corp.	1,470,000	1,355
	Test Rite International Co. Ltd.	2,162,528	1,354
	Dyaco International Inc.	1,212,000	1,338
	Taiyen Biotech Co. Ltd.	1,420,000	1,321
*	Globe Union Industrial Corp.	3,543,000	1,302
	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,234
*	Zinwell Corp.	2,356,000	1,207
*	ALI Corp.	2,167,275	1,201
*	Li Cheng Enterprise Co. Ltd.	1,650,996	1,174
*	Newmax Technology Co. Ltd.	1,301,000	1,126
	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,108
	Sheng Yu Steel Co. Ltd.	1,532,000	1,105
	Toung Loong Textile Manufacturing	1,179,120	968
	Senao International Co. Ltd.	1,011,175	932
*,3	Roo Hsing Co. Ltd.	10,143,000	919
	GeneReach Biotechnology Corp.	482,421	760
*,3	E-Ton Solar Tech Co. Ltd.	843,673	157
*,3	Taiwan Land Development Corp.	573,970	—
		Shares	Market Value• ($000)
*,3	Unity Opto Technology Co. Ltd.	5,295,000	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,3	XPEC Entertainment Inc.	988,965	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
	China Development Financial Holding Corp. Preference Shares	1,001	—
*,3	Mercuries Life Insurance Co. Ltd. Rights Exp. 11/3/22	5,572,430	—
*,3	Zeng Hsing Industrial Co. Ltd. Rights Exp. 11/11/22	52,778	—
*	Shanghai Comm & Savings Bank Trust Department Rights Exp. 12/8/22	3,317,585	—
			12,893,971
Thailand (3.1%)
	PTT PCL (Foreign)	198,803,515	188,141
	CP ALL PCL (Foreign)	82,936,321	130,817
*	Airports of Thailand PCL (Foreign)	56,510,344	109,929
	Bangkok Dusit Medical Services PCL (Foreign)	123,311,345	95,708
	PTT Exploration & Production PCL (Foreign)	19,043,584	91,052
	Advanced Info Service PCL (Foreign)	15,575,106	78,265
	Gulf Energy Development PCL (Foreign)	54,740,815	72,752
	Central Pattana PCL (Foreign)	38,465,724	69,593
	Kasikornbank PCL (Foreign)	17,675,835	68,012
	Delta Electronics Thailand PCL (Foreign)	4,240,500	64,840
	Siam Cement PCL NVDR	6,822,296	58,101
	SCB X PCL (Foreign)	20,142,590	56,277
	Energy Absolute PCL (Foreign)	20,336,796	51,772
	Charoen Pokphand Foods PCL (Foreign)	69,368,917	46,121
[2]	Central Retail Corp. PCL (Foreign)	38,539,300	42,532
*	Minor International PCL (Foreign)	54,821,921	40,724
	Bumrungrad Hospital PCL (Foreign)	6,629,974	39,521
	Intouch Holdings PCL (Foreign)	19,175,700	36,301
	PTT Global Chemical PCL (Foreign)	28,963,279	33,184
	Indorama Ventures PCL (Foreign)	29,670,135	32,879
	Krung Thai Bank PCL (Foreign)	67,692,796	31,192
	Home Product Center PCL (Foreign)	74,974,584	28,811
	Siam Cement PCL (Foreign)	3,258,988	27,755
[2]	Banpu PCL (Foreign)	83,224,473	27,357
[2]	Krungthai Card PCL (Foreign)	17,976,731	26,970
	Bangkok Bank PCL NVDR	6,967,300	26,681
	Bangkok Expressway & Metro PCL (Foreign)	106,460,722	26,304
	BTS Group Holdings PCL (Foreign)	116,595,835	25,419
	Digital Telecommunications Infrastructure Fund	69,352,113	24,584
[2]	SCG Packaging PCL (Foreign)	17,752,700	24,279
	Thai Oil PCL (Foreign)	16,433,206	23,629
	Land & Houses PCL NVDR	90,722,380	21,926
	PTT Oil & Retail Business PCL (Foreign)	34,002,600	21,558
[2]	Thonburi Healthcare Group PCL (Foreign)	11,353,970	20,157
	TMBThanachart Bank PCL (Foreign)	561,907,100	20,108
	True Corp. PCL (Foreign)	140,513,288	18,338
	Thai Union Group PCL (Foreign)	38,682,179	18,307
[2]	Siam Makro PCL (Foreign)	17,367,357	16,456
[2]	Electricity Generating PCL (Foreign)	3,669,911	16,454
	Asset World Corp. PCL (Foreign)	102,215,100	16,415
	Ratch Group PCL NVDR	15,068,202	16,221
	Global Power Synergy PCL (Foreign)	9,839,740	16,037
	Kiatnakin Phatra Bank PCL (Foreign)	8,179,170	15,709
[2]	JMT Network Services PCL (Foreign)	8,543,364	14,621
[2]	Kasikornbank PCL NVDR	3,630,275	13,968
*,2	Central Plaza Hotel PCL (Foreign)	10,185,413	13,620
	Bangchak Corp. PCL (Foreign)	16,456,566	13,225
	Osotspa PCL (Foreign)	18,899,800	13,176
	Tisco Financial Group PCL (Foreign)	5,127,268	12,941
[2]	Com7 PCL (Foreign)	16,238,500	12,914

56

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Berli Jucker PCL (Foreign)	14,211,190	12,761
	Forth Corp. PCL (Foreign)	8,755,400	12,192
[2]	CPN Retail Growth Leasehold REIT	24,955,500	12,125
[2]	Siam Global House PCL (Foreign)	22,722,386	12,023
[2]	KCE Electronics PCL (Foreign)	10,823,714	11,986
[2]	IRPC PCL (Foreign)	143,569,814	11,866
[2]	WHA Corp. PCL (Foreign)	109,360,906	11,325
[2]	Thanachart Capital PCL (Foreign)	10,647,856	11,195
[2]	Carabao Group PCL (Foreign)	4,680,805	11,114
	Jasmine Broadband Internet Infrastructure Fund	53,094,637	11,099
[2]	Total Access Communication PCL NVDR	9,083,845	10,759
	Ngern Tid Lor PCL (Foreign)	15,492,223	10,606
*,2	Beyond Securities PCL (Foreign)	28,466,000	10,423
[2]	Srisawad Corp. PCL (Foreign)	9,027,403	9,746
	Supalai PCL (Foreign)	17,181,885	9,482
	Bangkok Bank PCL (Foreign)	2,465,641	9,442
[2]	Bangkok Commercial Asset Management PCL (Foreign)	22,935,000	9,219
[2]	Jay Mart PCL (Foreign)	7,732,100	9,197
	Krung Thai Bank PCL NVDR	19,542,000	9,005
[2]	Muangthai Capital PCL (Foreign)	9,374,345	8,945
	Singer Thailand PCL (Foreign)	9,143,500	8,732
[2]	B Grimm Power PCL (Foreign)	9,498,647	8,423
	Esso Thailand PCL (Foreign)	21,836,873	8,338
[2]	Tisco Financial Group PCL NVDR	3,244,993	8,190
[2]	CH Karnchang PCL (Foreign)	13,398,163	8,182
	AP Thailand PCL (Foreign)	31,641,842	8,151
[2]	Mega Lifesciences PCL (Foreign)	6,484,800	7,544
[2]	Hana Microelectronics PCL (Foreign)	8,018,683	7,355
[2]	Dhipaya Group Holdings PCL (Foreign)	5,137,000	7,324
[2]	Gunkul Engineering PCL (Foreign)	53,680,066	7,285
[2]	VGI PCL (Foreign)	75,386,269	7,218
[2]	CK Power PCL (Foreign)	52,946,472	6,888
[2]	Bangkok Chain Hospital PCL (Foreign)	13,811,645	6,719
[2]	Ramkhamhaeng Hospital PCL (Foreign)	4,572,863	6,671
[2]	Sansiri PCL (Foreign)	190,757,106	6,572
	Chularat Hospital PCL (Foreign)	70,197,346	6,531
[2]	Vibhavadi Medical Center PCL (Foreign)	83,918,200	6,310
[2]	Amata Corp. PCL (Foreign)	11,634,623	5,969
	Star Petroleum Refining PCL (Foreign)	18,469,768	5,803
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	18,776,163	5,787
[2]	TOA Paint Thailand PCL (Foreign)	6,826,034	5,658
	Thailand Future Fund	28,884,000	5,580
	AEON Thana Sinsap Thailand PCL (Foreign)	1,272,500	5,468
[2]	Sri Trang Agro-Industry PCL (Foreign)	10,596,661	5,355
	Land & Houses PCL (Foreign)	22,011,600	5,320
[2]	Dohome PCL (Foreign)	15,680,380	5,314
*,2	Jasmine Technology Solution PCL (Foreign)	4,115,092	5,218
	TPI Polene PCL (Foreign)	110,912,061	5,159
[2]	Bangkok Life Assurance PCL (Foreign)	5,581,991	4,799
[2]	Quality Houses PCL (Foreign)	83,576,851	4,740
[2]	Siam City Cement PCL (Foreign)	1,154,106	4,577
[2]	Bangkok Land PCL (Foreign)	170,463,378	4,523
[2]	Thai Vegetable Oil PCL (Foreign)	5,955,191	4,457
	Tipco Asphalt PCL (Foreign)	9,492,030	4,264
[2]	TQM Alpha PCL (Foreign)	4,312,700	4,258
[2]	Thoresen Thai Agencies PCL (Foreign)	21,092,187	4,171
	Major Cineplex Group PCL (Foreign)	8,632,997	4,132
*	BTS Rail Mass Transit Growth Infrastructure Fund	38,833,573	4,042
*,2	Plan B Media PCL (Foreign)	21,229,660	3,939
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	3,860
*	STARK Corp. PCL (Foreign)	45,439,200	3,822
[2]	TTW PCL (Foreign)	16,630,834	3,795
[2]	Energy Absolute PCL NVDR	1,464,300	3,728
		Shares	Market Value• ($000)
*,2	Bangkok Airways PCL (Foreign)	10,185,024	3,614
[2]	Thaifoods Group PCL (Foreign)	24,111,275	3,553
[2]	BEC World PCL (Foreign)	13,950,527	3,534
[2]	Super Energy Corp. PCL (Foreign)	187,324,419	3,448
[2]	Precious Shipping PCL (Foreign)	9,584,963	3,317
*,2	Jasmine International PCL (Foreign)	51,082,655	3,250
[2]	Banpu Power PCL (Foreign)	7,956,139	3,118
	Ratchthani Leasing PCL (Foreign)	26,155,350	3,083
	MK Restaurants Group PCL (Foreign)	1,889,900	2,897
*,2	Kerry Express Thailand PCL (Foreign)	6,070,500	2,808
	Pruksa Real Estate PCL (Foreign)	11,775,000	2,784
	MBK PCL (Foreign)	5,532,337	2,735
	Pruksa Holding PCL (Foreign)	8,560,530	2,706
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	2,702
	GFPT PCL (Foreign)	6,838,096	2,642
[2]	TPI Polene Power PCL (Foreign)	28,678,800	2,532
[2]	Thaicom PCL (Foreign)	8,311,185	2,511
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	2,458
[2]	BCPG PCL (Foreign)	9,515,142	2,389
[2]	PTG Energy PCL (Foreign)	6,034,746	2,207
	SCB X PCL NVDR	786,320	2,197
*,2	U City plc (Foreign)	49,579,369	2,100
[2]	Origin Property PCL (Foreign)	7,239,219	1,940
[2]	SPCG PCL (Foreign)	5,307,404	1,913
[2]	Workpoint Entertainment PCL (Foreign)	3,546,534	1,687
[2]	Ratch Group PCL (Foreign)	1,475,056	1,588
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	1,542
[2]	Bangkok Life Assurance PCL NVDR	1,757,900	1,511
	Intouch Holdings PCL NVDR	793,300	1,502
[2]	LPN Development PCL (Foreign)	12,879,597	1,402
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	984
*,2	Samart Corp. PCL (Foreign)	6,186,920	927
*	Unique Engineering & Construction PCL (Foreign)	7,464,209	880
	IMPACT Growth REIT	1,866,958	589
*,3	Thai Union Group PCL Rights Exp. 12/31/22	1,096,862	507
*,3	Singer Thailand PCL Rights Exp. 12/31/23	6,382,451	300
[2]	Maybank Securities Thailand PCL (Foreign)	563,800	166
*	VGI PCL Warrants Exp. 5/23/27	18,209,185	81
			2,556,438
Turkey (0.9%)
	BIM Birlesik Magazalar A/S	6,078,544	43,765
*	Turk Hava Yollari AO	7,650,617	41,641
	Turkiye Sise ve Cam Fabrikalari A/S	19,995,808	35,654
*	Turkiye Petrol Rafinerileri A/S	1,738,861	35,226
	KOC Holding A/S	11,760,338	35,082
	Akbank TAS	42,594,995	33,485
*	Sasa Polyester Sanayi A/S	4,719,695	30,398
	Eregli Demir ve Celik Fabrikalari TAS	18,698,898	29,799
*	Hektas Ticaret TAS	16,296,876	25,057
	Enka Insaat ve Sanayi A/S	24,208,191	24,384
	Turkcell Iletisim Hizmetleri A/S	16,438,997	22,690
	Haci Omer Sabanci Holding A/S	12,403,500	22,338
	Turkiye Is Bankasi A/S Class C	43,205,649	21,644
	Yapi ve Kredi Bankasi A/S	37,271,545	18,455
	Ford Otomotiv Sanayi A/S	862,391	16,831
	Aksa Enerji Uretim A/S Class B	6,507,465	14,475
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,288,041	14,349
*	Petkim Petrokimya Holding A/S	17,344,017	12,407
	Turkiye Garanti Bankasi A/S	8,165,597	10,318
*	TAV Havalimanlari Holding A/S	2,406,332	10,135
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S Class B	2,734,020	9,841
	Arcelik A/S	2,170,012	9,171
*	Gubre Fabrikalari TAS	1,128,001	8,837
	Tofas Turk Otomobil Fabrikasi A/S	1,662,668	8,773

57

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Pegasus Hava Tasimaciligi A/S	491,165	8,448
*	Migros Ticaret A/S	1,284,862	8,355
	Coca-Cola Icecek A/S	904,485	8,354
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	20,017,145	8,241
	AG Anadolu Grubu Holding A/S	1,743,478	8,057
*	Can2 Termik A/S	934,350	7,177
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,780,551	7,155
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,944,282	7,033
	Koza Altin Isletmeleri A/S	641,510	6,710
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,384,682	6,256
*	Turkiye Vakiflar Bankasi TAO	13,256,245	6,099
	Alarko Holding A/S	1,736,437	5,993
	Aksa Akrilik Kimya Sanayii A/S	1,561,875	5,845
	Bera Holding A/S	4,293,652	5,288
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	1,045,702	4,898
	Turk Telekomunikasyon A/S	7,267,484	4,843
*	Sok Marketler Ticaret A/S	3,697,717	4,697
	Tekfen Holding A/S	2,596,075	4,604
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	4,450
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	3,326,306	4,223
	Dogan Sirketler Grubu Holding A/S	13,114,112	4,195
	Nuh Cimento Sanayi A/S	858,026	4,035
*	Oyak Cimento Fabrikalari A/S	4,343,489	3,922
*	Turkiye Halk Bankasi A/S	8,729,722	3,866
	Borusan Yatirim ve Pazarlama A/S	93,833	3,745
	Turk Traktor ve Ziraat Makineleri A/S	178,642	3,652
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	3,583
[1]	Enerjisa Enerji A/S	3,242,255	3,573
	Is Yatirim Menkul Degerler A/S	1,742,875	3,383
	Dogus Otomotiv Servis ve Ticaret A/S	485,898	3,202
	Iskenderun Demir ve Celik A/S	2,148,212	2,939
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	10,098,849	2,935
	EGE Endustri ve Ticaret A/S	16,393	2,908
	Otokar Otomotiv ve Savunma Sanayi A/S	101,255	2,878
*	Ulker Biskuvi Sanayi A/S	2,029,950	2,869
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	2,750
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	2,575
	Vestel Elektronik Sanayi ve Ticaret A/S	1,015,165	2,516
	Kordsa Teknik Tekstil A/S	726,453	2,505
	Cimsa Cimento Sanayi ve Ticaret A/S	592,153	2,439
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,953,887	2,438
	Logo Yazilim Sanayi ve Ticaret A/S	789,523	2,230
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	2,218
*	NET Holding A/S	2,825,096	2,204
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	2,140
	Kervan Gida Sanayi ve Ticaret A/S Class B	2,101,510	2,110
*	Zorlu Enerji Elektrik Uretim A/S	8,186,588	2,079
	Aygaz A/S	609,265	1,929
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,430,733	1,779
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,682
*	Konya Cimento Sanayii A/S	12,348	1,597
*	Is Finansal Kiralama A/S	3,435,914	1,569
	Tat Gida Sanayi A/S	1,010,468	1,538
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,263,712	1,462
*	Albaraka Turk Katilim Bankasi A/S	11,590,694	1,426
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,176,728	1,282
	Akcansa Cimento A/S	526,035	1,243
	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	1,207
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,177
	Polisan Holding A/S	2,142,054	1,128
		Shares	Market Value• ($000)
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	1,054
*	Sekerbank Turk A/S	7,920,336	864
*	Aksigorta A/S	3,716,396	518
*	Aksigorta A/S Rights Exp. 11/10/22	3,716,396	513
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			763,338
United Arab Emirates (1.8%)
	Emirates Telecommunications Group Co. PJSC	47,999,241	337,342
	First Abu Dhabi Bank PJSC	60,965,327	297,313
*	Alpha Dhabi Holding PJSC	18,530,138	123,618
	Abu Dhabi Commercial Bank PJSC	38,368,471	98,767
	Emaar Properties PJSC	55,556,206	91,710
	Dubai Islamic Bank PJSC	40,556,085	64,252
	Aldar Properties PJSC	49,143,672	57,806
	Abu Dhabi Islamic Bank PJSC	20,326,362	52,592
*	Multiply Group	47,286,578	50,988
	Abu Dhabi National Oil Co. for Distribution PJSC	40,150,221	49,344
	Dubai Electricity & Water Authority PJSC	46,723,253	31,048
*	Q Holding PJSC	27,462,831	29,577
	Fertiglobe plc	16,125,894	22,339
	ADNOC Drilling Co. PJSC	22,464,409	20,482
	Borouge plc	26,264,153	19,434
*	Abu Dhabi Ports Co. PJSC	12,219,283	18,879
	Air Arabia PJSC	32,565,474	18,087
	Dubai Investments PJSC	29,397,697	17,446
*	Emaar Development PJSC	11,427,478	13,308
	Dana Gas PJSC	47,605,978	12,187
	GFH Financial Group BSC	48,382,637	11,723
	AL Yah Satellite Communications Co-PJSC-Yah Sat	13,336,666	9,945
	Dubai Financial Market PJSC	23,062,394	8,870
*	Apex Investment Co. PSC	6,797,601	7,099
*	AL Seer Marine Supplies & Equipment Co. LLC	2,683,501	6,611
	Sharjah Islamic Bank	9,690,660	5,170
	Aramex PJSC	4,112,293	4,067
*	RAK Properties PJSC	14,727,997	2,965
*,3	Arabtec Holding PJSC	10,929,061	1,577
*,3	Drake & Scull International PJSC	4,230,859	426
			1,484,972
Total Common Stocks (Cost $83,582,378)			81,935,890

58

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[4,5] Vanguard Market Liquidity Fund, 3.117% (Cost $2,272,734)	22,737,195	2,273,265
Total Investments (101.4%) (Cost $85,855,112)		84,209,155
Other Assets and Liabilities—Net (-1.4%)		(1,196,278)
Net Assets (100%)		83,012,877
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $4,143,035,000, representing 5.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $895,376,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $992,988,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	December 2022	16,729	713,994	(71,614)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	12/21/22	BRL	515,926	USD	94,855	3,958	—
UBS AG	12/21/22	HKD	659,819	USD	84,206	—	(95)
BNP Paribas	12/21/22	INR	17,620,262	USD	219,046	—	(7,080)
HSBC Bank plc	12/21/22	INR	9,076,649	USD	112,714	—	(3,525)
Citibank, N.A.	12/21/22	INR	8,854,403	USD	109,764	—	(3,248)
UBS AG	12/21/22	INR	8,720,702	USD	108,618	—	(3,711)
State Street Bank & Trust Co.	12/21/22	TWD	1,685,013	USD	54,976	—	(2,457)
Standard Chartered Bank	12/21/22	TWD	285,147	USD	8,934	—	(46)
BNP Paribas	12/21/22	TWD	285,147	USD	8,926	—	(39)
Citibank, N.A.	12/21/22	TWD	280,891	USD	8,801	—	(46)
HSBC Bank plc	12/21/22	USD	96,348	BRL	515,926	—	(2,465)
UBS AG	12/21/22	USD	85,079	HKD	666,659	96	—
State Street Bank & Trust Co.	12/21/22	USD	22,168	HKD	173,733	22	—
59

Emerging Markets Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Royal Bank of Canada	12/21/22	USD	16,206	HKD	126,983	19	—
Morgan Stanley Capital Services LLC	12/21/22	USD	10,919	HKD	85,570	11	—
State Street Bank & Trust Co.	12/21/22	USD	55,542	TWD	1,702,371	2,482	—
Bank of America, N.A.	12/21/22	USD	27,659	TWD	851,185	1,129	—
HSBC Bank plc	12/21/22	USD	27,631	TWD	851,185	1,102	—
						8,819	(22,712)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AUO Corp.	8/31/23	BANA	9,261	0.728	—	(866)
China Airlines Ltd.	8/31/23	BANA	7,953	9.428	—	(33)
Contemporary Amperex Technology Co. Ltd. Class A	8/31/23	BANA	36,747	(1.571)	—	(3,572)
Evergreen Marine Corp. Taiwan Ltd.	2/16/23	GSI	14,173	(1.658)	—	(354)
FTSE China A Stock Connect CNY All Cap Index	6/16/23	BANA	191,216	1.178	—	(18,371)
Innolux Corp.	8/31/23	BANA	11,520	(1.072)	122	—
IRB Brasil Resseguros SA	2/28/23	BANA	1,729	6.926	—	(173)
Nan Ya Printed Circuit Board Corp.	8/31/23	BANA	5,953	3.926	629	—
Novatek Microelectronics Corp.	2/16/23	GSI	17,116	(1.408)	—	(668)
United Microelectronics Corp.	8/31/23	BANA	22,520	(0.824)	1,734	—
					2,485	(24,037)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,295,000 and cash of $270,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
60

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $83,582,378)	81,935,890
Affiliated Issuers (Cost $2,272,734)	2,273,265
Total Investments in Securities	84,209,155
Investment in Vanguard	3,449
Foreign Currency, at Value (Cost $256,904)	249,203
Cash Collateral Pledged—Futures Contracts	36,470
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	30,165
Receivables for Investment Securities Sold	24,847
Receivables for Accrued Income	52,633
Receivables for Capital Shares Issued	72,413
Unrealized Appreciation—Forward Currency Contracts	8,819
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,485
Other Assets	2,774
Total Assets	84,692,413
Liabilities
Due to Custodian	20,205
Payables for Investment Securities Purchased	4,610
Collateral for Securities on Loan	992,988
Payables for Capital Shares Redeemed	21,482
Payables to Vanguard	3,359
Variation Margin Payable—Futures Contracts	2,177
Unrealized Depreciation—Forward Currency Contracts	22,712
Unrealized Depreciation—Over-the-Counter Swap Contracts	24,037
Deferred Foreign Capital Gains Taxes	587,966
Total Liabilities	1,679,536
Net Assets	83,012,877
1 Includes $895,376 of securities on loan.
61

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	102,794,104
Total Distributable Earnings (Loss)	(19,781,227)
Net Assets	83,012,877

Investor Shares—Net Assets
Applicable to 4,118,808 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,242
Net Asset Value Per Share—Investor Shares	$22.40

ETF Shares—Net Assets
Applicable to 1,721,074,204 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	60,831,619
Net Asset Value Per Share—ETF Shares	$35.35

Admiral Shares—Net Assets
Applicable to 435,569,344 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,802,604
Net Asset Value Per Share—Admiral Shares	$29.39

Institutional Shares—Net Assets
Applicable to 255,702,527 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,714,878
Net Asset Value Per Share—Institutional Shares	$22.35

Institutional Plus Shares—Net Assets
Applicable to 48,039,125 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,571,534
Net Asset Value Per Share—Institutional Plus Shares	$74.35
See accompanying Notes, which are an integral part of the Financial Statements.
62

Emerging Markets Stock Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Dividends [1]	3,257,536
Interest [2]	11,868
Securities Lending—Net	41,157
Total Income	3,310,561
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,374
Management and Administrative—Investor Shares	212
Management and Administrative—ETF Shares	38,857
Management and Administrative—Admiral Shares	17,276
Management and Administrative—Institutional Shares	4,974
Management and Administrative—Institutional Plus Shares	2,270
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—ETF Shares	2,363
Marketing and Distribution—Admiral Shares	861
Marketing and Distribution—Institutional Shares	291
Marketing and Distribution—Institutional Plus Shares	128
Custodian Fees	19,533
Auditing Fees	50
Shareholders’ Reports and Proxy Fees—Investor Shares	17
Shareholders’ Reports and Proxy Fees—ETF Shares	2,617
Shareholders’ Reports and Proxy Fees—Admiral Shares	351
Shareholders’ Reports and Proxy Fees—Institutional Shares	114
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	41
Trustees’ Fees and Expenses	39
Other Expenses	178
Total Expenses	92,556
Expenses Paid Indirectly	(164)
Net Expenses	92,392
Net Investment Income	3,218,169
Realized Net Gain (Loss)
Investment Securities Sold[2]	(2,971,994)
Futures Contracts	(245,051)
Swap Contracts	(120,430)
Forward Currency Contracts	(10,155)
Foreign Currencies	(55,001)
Realized Net Gain (Loss)	(3,402,631)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(31,518,776)
Futures Contracts	(53,838)
Swap Contracts	(30,996)
Forward Currency Contracts	(7,077)
Foreign Currencies	(6,917)
Change in Unrealized Appreciation (Depreciation)	(31,617,604)
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,802,066)
1	Dividends are net of foreign withholding taxes of $369,098,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,868,000, ($867,000), $28,000, and $255,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($71,740,000).
See accompanying Notes, which are an integral part of the Financial Statements.
63

Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,218,169	2,474,937
Realized Net Gain (Loss)	(3,402,631)	(1,040,862)
Change in Unrealized Appreciation (Depreciation)	(31,617,604)	13,625,797
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,802,066)	15,059,872
Distributions
Investor Shares	(3,797)	(3,538)
ETF Shares	(2,431,621)	(1,706,366)
Admiral Shares	(504,530)	(377,206)
Institutional Shares	(222,936)	(172,185)
Institutional Plus Shares	(135,332)	(114,136)
Total Distributions	(3,298,216)	(2,373,431)
Capital Share Transactions
Investor Shares	(38,699)	(14,102)
ETF Shares	6,537,746	9,871,776
Admiral Shares	543,331	997,818
Institutional Shares	301,370	225,108
Institutional Plus Shares	(95,757)	(275,630)
Net Increase (Decrease) from Capital Share Transactions	7,247,991	10,804,970
Total Increase (Decrease)	(27,852,291)	23,491,411
Net Assets
Beginning of Period	110,865,168	87,373,757
End of Period	83,012,877	110,865,168
See accompanying Notes, which are an integral part of the Financial Statements.
64

Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$32.02	$27.86	$26.59	$24.02	$28.16
Investment Operations
Net Investment Income[1]	.805	.670	.528	.643 [2]	.663
Net Realized and Unrealized Gain (Loss) on Investments	(9.574)	4.133	1.456	2.601	(4.187)
Total from Investment Operations	(8.769)	4.803	1.984	3.244	(3.524)
Distributions
Dividends from Net Investment Income	(.851)	(.643)	(.714)	(.674)	(.616)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.851)	(.643)	(.714)	(.674)	(.616)
Net Asset Value, End of Period	$22.40	$32.02	$27.86	$26.59	$24.02
Total Return[3]	-27.83%	17.23%	7.55%	13.66%	-12.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92	$171	$162	$239	$1,283
Ratio of Total Expenses to Average Net Assets	0.29% [4]	0.29%	0.29%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.85%	2.05%	2.02%	2.48% [2]	2.36%
Portfolio Turnover Rate[5]	7%	9%	10%	9%	11%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
65

Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$50.55	$43.98	$41.99	$37.91	$44.47
Investment Operations
Net Investment Income[1]	1.410	1.186	.954	1.393 [2]	1.126
Net Realized and Unrealized Gain (Loss) on Investments	(15.163)	6.506	2.249	3.826	(6.636)
Total from Investment Operations	(13.753)	7.692	3.203	5.219	(5.510)
Distributions
Dividends from Net Investment Income	(1.447)	(1.122)	(1.213)	(1.139)	(1.050)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.447)	(1.122)	(1.213)	(1.139)	(1.050)
Net Asset Value, End of Period	$35.35	$50.55	$43.98	$41.99	$37.91
Total Return	-27.68%	17.51%	7.77%	13.95%	-12.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60,832	$80,116	$61,434	$63,089	$53,765
Ratio of Total Expenses to Average Net Assets	0.08% [3]	0.08%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.29%	2.31%	3.40% [2]	2.53%
Portfolio Turnover Rate[4]	7%	9%	10%	9%	11%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.271 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
66

Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$42.04	$36.57	$34.91	$31.53	$36.99
Investment Operations
Net Investment Income[1]	1.145	.949	.784	1.154 [2]	.944
Net Realized and Unrealized Gain (Loss) on Investments	(12.617)	5.432	1.870	3.155	(5.531)
Total from Investment Operations	(11.472)	6.381	2.654	4.309	(4.587)
Distributions
Dividends from Net Investment Income	(1.178)	(.911)	(.994)	(.929)	(.873)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.178)	(.911)	(.994)	(.929)	(.873)
Net Asset Value, End of Period	$29.39	$42.04	$36.57	$34.91	$31.53
Total Return[3]	-27.76%	17.44%	7.72%	13.83%	-12.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,803	$17,690	$14,541	$14,383	$11,632
Ratio of Total Expenses to Average Net Assets	0.14% [4]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.11%	2.21%	2.28%	3.38% [2]	2.51%
Portfolio Turnover Rate[5]	7%	9%	10%	9%	11%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.225 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
67

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$31.96	$27.81	$26.55	$23.98	$28.13
Investment Operations
Net Investment Income[1]	.882	.736	.611	.888 [2]	.721
Net Realized and Unrealized Gain (Loss) on Investments	(9.585)	4.120	1.415	2.401	(4.198)
Total from Investment Operations	(8.703)	4.856	2.026	3.289	(3.477)
Distributions
Dividends from Net Investment Income	(.907)	(.706)	(.766)	(.719)	(.673)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.907)	(.706)	(.766)	(.719)	(.673)
Net Asset Value, End of Period	$22.35	$31.96	$27.81	$26.55	$23.98
Total Return	-27.70%	17.45%	7.76%	13.88%	-12.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,715	$7,791	$6,592	$6,309	$5,142
Ratio of Total Expenses to Average Net Assets	0.10% [3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.15%	2.25%	2.34%	3.43% [2]	2.55%
Portfolio Turnover Rate[4]	7%	9%	10%	9%	11%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
68

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$106.33	$92.51	$88.32	$79.77	$93.57
Investment Operations
Net Investment Income[1]	2.931	2.412	2.123	3.102 [2]	2.182
Net Realized and Unrealized Gain (Loss) on Investments	(31.875)	13.779	4.635	7.869	(13.725)
Total from Investment Operations	(28.944)	16.191	6.758	10.971	(11.543)
Distributions
Dividends from Net Investment Income	(3.036)	(2.371)	(2.568)	(2.421)	(2.257)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.036)	(2.371)	(2.568)	(2.421)	(2.257)
Net Asset Value, End of Period	$74.35	$106.33	$92.51	$88.32	$79.77
Total Return	-27.70%	17.49%	7.78%	13.93%	-12.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,572	$5,097	$4,645	$2,784	$1,973
Ratio of Total Expenses to Average Net Assets	0.08% [3]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.14%	2.22%	2.45%	3.59% [2]	2.57%
Portfolio Turnover Rate[4]	7%	9%	10%	9%	11%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.571 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
69

Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2022, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
70

Emerging Markets Stock Index Fund
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
71

Emerging Markets Stock Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions
72

Emerging Markets Stock Index Fund
of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $3,449,000, representing less than 0.01% of the fund’s net assets and 1.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $164,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
73

Emerging Markets Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	8,846,144	546,307	2,426	9,394,877
Common Stocks—Other	2,340,330	70,142,348	58,335	72,541,013
Temporary Cash Investments	2,273,265	—	—	2,273,265
Total	13,459,739	70,688,655	60,761	84,209,155

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	8,819	—	8,819
Swap Contracts	—	2,485	—	2,485
Total	—	11,304	—	11,304
Liabilities
Futures Contracts[1]	71,614	—	—	71,614
Forward Currency Contracts	—	22,712	—	22,712
Swap Contracts	—	24,037	—	24,037
Total	71,614	46,749	—	118,363
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	8,819	8,819
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,485	—	2,485
Total Assets	2,485	8,819	11,304

Unrealized Depreciation—Futures Contracts[1]	71,614	—	71,614
Unrealized Depreciation—Forward Currency Contracts	—	22,712	22,712
Unrealized Depreciation—Over-the-Counter Swap Contracts	24,037	—	24,037
Total Liabilities	95,651	22,712	118,363
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(245,051)	—	(245,051)
Swap Contracts	(120,430)	—	(120,430)
Forward Currency Contracts	—	(10,155)	(10,155)
Realized Net Gain (Loss) on Derivatives	(365,481)	(10,155)	(375,636)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(53,838)	—	(53,838)
Swap Contracts	(30,996)	—	(30,996)
Forward Currency Contracts	—	(7,077)	(7,077)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(84,834)	(7,077)	(91,911)
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end,
74

Emerging Markets Stock Index Fund
permanent differences primarily attributable to the accounting for applicable foreign currency transactions, passive foreign investment companies, and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,187,820
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(17,501,863)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(3,467,184)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	3,298,216	2,373,431
Long-Term Capital Gains	—	—
Total	3,298,216	2,373,431
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	87,080,812
Gross Unrealized Appreciation	23,792,992
Gross Unrealized Depreciation	(26,662,472)
Net Unrealized Appreciation (Depreciation)	(2,869,480)
G.  During the year ended October 31, 2022, the fund purchased $14,242,306,000 of investment securities and sold $7,399,697,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,156,869,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	12,088	419	35,281	1,072
Issued in Lieu of Cash Distributions	3,797	139	3,538	109
Redeemed	(54,584)	(1,793)	(52,921)	(1,649)
Net Increase (Decrease)—Investor Shares	(38,699)	(1,235)	(14,102)	(468)
75

Emerging Markets Stock Index Fund
	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,537,746	136,280	9,871,776	187,928
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	6,537,746	136,280	9,871,776	187,928
Admiral Shares
Issued	3,799,048	103,966	3,864,155	89,841
Issued in Lieu of Cash Distributions	438,481	12,301	329,698	7,748
Redeemed	(3,694,198)	(101,539)	(3,196,035)	(74,341)
Net Increase (Decrease)—Admiral Shares	543,331	14,728	997,818	23,248
Institutional Shares
Issued	1,934,463	70,512	2,271,838	69,396
Issued in Lieu of Cash Distributions	211,947	7,832	161,913	5,003
Redeemed	(1,845,040)	(66,381)	(2,208,643)	(67,714)
Net Increase (Decrease)—Institutional Shares	301,370	11,963	225,108	6,685
Institutional Plus Shares
Issued	1,208,329	12,753	963,871	8,971
Issued in Lieu of Cash Distributions	126,507	1,403	106,546	991
Redeemed	(1,430,593)	(14,052)	(1,346,047)	(12,234)
Net Increase (Decrease)—Institutional Plus Shares	(95,757)	104	(275,630)	(2,272)
I.  Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
76

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
77

Tax information (unaudited)
The fund hereby designates $1,200,142,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $4,098,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $3,626,923,000 and foreign taxes paid of $346,598,000, or if subsequently determined to be different, the maximum amounts allowable by law. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.
78

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
79

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q5330 122022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2022: $294,000
Fiscal Year Ended October 31, 2021: $418,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2022: $10,494,508
Fiscal Year Ended October 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2022: $2,757,764
Fiscal Year Ended October 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended October 31, 2022: $5,202,689
Fiscal Year Ended October 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended October 31, 2022: $298,000
Fiscal Year Ended October 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2022: $5,500,689
Fiscal Year Ended October 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 19, 2022

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.